================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3618

                         Metropolitan Series Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               501 Boylston Street
                           Boston, Massachusetts 02116
                     ---------------------------------------
                     (Address of Principal Executive Office)

                             JAMES L. LIPSCOMB, ESQ.
                   Executive Vice President & General Counsel
                               MetLife Group, Inc.
                                One MetLife Plaza
                            27-01 Queens Plaza North
                        Long Island City, New York 11101
                     ---------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                              THOMAS M. LENZ, ESQ.
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116

Registrant's telephone number, including area code: 617-578-3104

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2004 to June 30, 2004

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act"):

                                                 METROPOLITAN SERIES FUND, INC.
                                                              SEMIANNUAL REPORT
                                                                  JUNE 30, 2004

[PHOTO]

Rainbow


[LOGO] MetLife/R/

METROPOLITAN SERIES FUND, INC.

 SEMIANNUAL REPORT TABLE OF CONTENTS


 FINANCIAL STATEMENTS
    State Street Research Money Market Portfolio....................... MSF-1
    Lehman Brothers(R) Aggregate Bond Index Portfolio.................. MSF-6
    Salomon Brothers Strategic Bond Opportunities Portfolio............ MSF-19
    Salomon Brothers U.S. Government Portfolio......................... MSF-30
    State Street Research Bond Income Portfolio........................ MSF-35
    MFS Total Return Portfolio......................................... MSF-44
    State Street Research Diversified Portfolio........................ MSF-56
    Capital Guardian U.S. Equity Portfolio............................. MSF-66
    Davis Venture Value Portfolio...................................... MSF-72
    FI Value Leaders Portfolio (formerly FI Structured Equity)......... MSF-77
    Harris Oakmark Large Cap Value Portfolio........................... MSF-84
    Jennison Growth Portfolio.......................................... MSF-89
    Met/Putnam Voyager Portfolio....................................... MSF-94
    MetLife Stock Index Portfolio...................................... MSF-100
    MFS Investors Trust Portfolio...................................... MSF-110
    State Street Research Investment Trust Portfolio................... MSF-116
    State Street Research Large Cap Growth Portfolio (formerly Alger
      Equity Growth)................................................... MSF-121
    State Street Research Large Cap Value Portfolio.................... MSF-126
    T. Rowe Price Large Cap Growth Portfolio........................... MSF-131
    Zenith Equity Portfolio............................................ MSF-137
    FI Mid Cap Opportunities Portfolio (formerly Janus Mid Cap)........ MSF-141
    Harris Oakmark Focused Value Portfolio............................. MSF-146
    MetLife Mid Cap Stock Index Portfolio.............................. MSF-150
    Neuberger Berman Partners Mid Cap Value Portfolio.................. MSF-159
    State Street Research Aggressive Growth Portfolio.................. MSF-164
    Franklin Templeton Small Cap Growth Portfolio...................... MSF-169
    Loomis Sayles Small Cap Portfolio.................................. MSF-175
    Russell 2000(R) Index Portfolio.................................... MSF-182
    State Street Research Aurora Portfolio............................. MSF-204
    T. Rowe Price Small Cap Growth Portfolio........................... MSF-211
    FI International Stock Portfolio................................... MSF-218
    Morgan Stanley EAFE(R) Index Portfolio............................. MSF-225
    Scudder Global Equity Portfolio.................................... MSF-237

 NOTES TO STATEMENTS OF INVESTMENTS.................................... MSF-242

 NOTES TO FINANCIAL STATEMENTS......................................... MSF-244

 SHAREHOLDER VOTES..................................................... MSF-255



             Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R) Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000(R) Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Portfolios or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMERCIAL PAPER--93.1% OF TOTAL NET ASSETS

        FACE                                 INTEREST MATURITY    VALUE
       AMOUNT    ISSUE                         RATE     DATE     (NOTE 1)
    ------------------------------------------------------------------------

                 AGRICULTURAL OPERATIONS--3.1%
    $ 17,000,000 Cargill, Inc...............  1.120%  07/19/04 $  16,990,480
                                                               -------------

                 ASSET BACKED--16.8%
      10,000,000 Edison Asset Security......  1.110%  07/01/04    10,000,000
      14,000,000 FCAR Owner Trust...........  1.070%  07/02/04    13,999,584
      11,951,000 Windmill Funding Corp......  1.081%  07/08/04    11,948,490
       5,000,000 Kittyhawk Funding Corp.....  1.102%  07/15/04     4,997,861
       6,000,000 Ciesco, L.P................  1.132%  07/21/04     5,996,233
       5,000,000 New Center Asset Trust.....  1.183%  08/02/04     4,994,756
       5,500,000 Ciesco, L.P................  1.202%  08/03/04     5,493,950
      12,000,000 Windmill Funding Corp......  1.183%  08/11/04    11,983,737
      13,000,000 FCAR Owner Trust...........  1.120%  09/02/04    12,974,520
       5,000,000 New Center Asset Trust.....  1.265%  09/07/04     4,988,100
       5,500,000 Edison Asset Security......  1.593%  12/01/04     5,463,067
                                                               -------------
                                                                  92,840,298
                                                               -------------

                 BUILDING & CONSTRUCTION--3.8%
      10,000,000 Sheffield Receivables Corp.
                  (144A)....................  1.181%  07/07/04     9,998,033
       5,500,000 Sheffield Receivables Corp.
                  (144A)....................  1.151%  07/09/04     5,498,594
       5,500,000 Sheffield Receivables Corp.
                  (144A)....................  1.211%  07/12/04     5,497,967
                                                               -------------
                                                                  20,994,594
                                                               -------------

                 DRUGS & HEATH CARE--3.6%
      20,000,000 Abbott Labs................  5.125%  07/01/04    20,000,000
                                                               -------------

                 FEDERAL AGENCIES--7.5%
       5,500,000 Federal Home Loan Banks....  1.265%  03/15/05     5,499,807
       5,000,000 Federal Home Loan Banks....  1.400%  03/29/05     5,000,000
       5,000,000 Federal Home Loan Banks....  1.400%  04/01/05     4,998,935
       5,500,000 Federal Home Loan Banks....  1.350%  04/15/05     5,500,000
       6,500,000 Federal National Mortgage
                  Association...............  1.400%  05/03/05     6,500,000
       7,000,000 Federal National Mortgage
                  Association...............  1.550%  05/04/05     7,000,000
       7,000,000 Federal National Mortgage
                  Association...............  1.600%  05/13/05     7,000,000
                                                               -------------
                                                                  41,498,742
                                                               -------------














      FACE                                    INTEREST MATURITY    VALUE
     AMOUNT    ISSUE                            RATE     DATE     (NOTE 1)
  ---------------------------------------------------------------------------

               FINANCE & BANKING--18.8%
  $ 15,888,000 International Lease Finance
                Corp.........................  1.050%  07/02/04 $  15,887,537
     8,000,000 UBS Finance, Inc..............  1.070%  07/06/04     7,998,811
    10,000,000 Toyota Motor Credit Co........  1.073%  07/09/04     9,997,622
     7,000,000 UBS Finance, Inc..............  1.068%  07/12/04     6,997,722
    10,000,000 International Lease Finance
                Corp.........................  1.053%  07/14/04     9,996,208
    10,000,000 Toronto Dominion
                Holdings.....................  1.143%  08/06/04     9,988,600
     7,000,000 Royal Bank of Scotland........  1.153%  08/11/04     6,990,832
    10,000,000 Toyota Motor Credit Co........  1.144%  09/02/04     9,980,050
     6,000,000 Toyota Motor Credit Co........  1.134%  09/02/04     5,988,135
     7,000,000 Toronto Dominion
                Holdings.....................  1.225%  09/07/04     6,983,869
    13,000,000 UBS Finance, Inc..............  1.090%  12/13/04    12,935,054
                                                                -------------
                                                                  103,744,440
                                                                -------------

               FINANCIAL SERVICES--15.0%
     5,000,000 Household Finance Corp........  1.082%  07/06/04     4,999,250
     7,000,000 Citicorp......................  1.082%  07/08/04     6,998,530
    10,000,000 Clipper Receivables Corp.
                (144A).......................  1.102%  07/12/04     9,996,639
     5,000,000 Clipper Receivables Corp.
                (144A).......................  1.261%  07/19/04     4,996,850
     5,500,000 Household Finance Corp........  1.142%  07/22/04     5,496,342
    15,000,000 General Electric Capital
                Corp.........................  1.110%  08/03/04    14,984,738
     5,500,000 Household Finance Corp........  1.192%  08/03/04     5,494,000
    10,000,000 General Electric Capital
                Corp.........................  1.100%  09/02/04     9,980,750
     5,500,000 Household Finance Corp........  1.345%  09/07/04     5,486,079
     5,000,000 Household Finance Corp........  1.495%  09/20/04     4,983,237
     5,000,000 Caterpillar Financial Services
                Corp.........................  1.460%  11/09/04     4,973,618
     5,000,000 Caterpillar Financial Services
                Corp.........................  1.461%  11/15/04     4,972,410
                                                                -------------
                                                                   83,362,443
                                                                -------------

               FOOD & BEVERAGES--0.8%
     4,700,000 Archer Daniels Midland
                Co...........................  1.154%  08/24/04     4,691,893
                                                                -------------

               FOREIGN GOVERNMENT--1.1%
     6,000,000 Government of Quebec..........  1.476%  01/11/05     5,952,793
                                                                -------------

 See accompanying notes to statement of investments and financial statements.

                                     MSF-1

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)


COMMERCIAL PAPER--(CONTINUED)

         FACE                               INTEREST MATURITY    VALUE
        AMOUNT    ISSUE                       RATE     DATE     (NOTE 1)
     ----------------------------------------------------------------------

                  INVESTMENT BROKERAGE--8.4%
     $ 26,000,000 Merrill Lynch & Co., Inc.  1.450%  07/01/04 $  26,000,000
       13,322,000 Morgan Stanley...........  1.231%  07/20/04    13,313,352
        7,000,000 J.P. Morgan Chase & Co...  1.153%  08/11/04     6,990,832
                                                              -------------
                                                                 46,304,184
                                                              -------------

                  IRON & STEEL--1.8%
       10,000,000 Canadian Imperial........  1.200%  10/22/04    10,000,000
                                                              -------------

                  LEISURE--2.0%
        5,500,000 Park Avenue Recreation
                   Corp....................  1.101%  07/08/04     5,498,824
        5,500,000 Park Avenue Recreation
                   Corp....................  1.202%  08/03/04     5,493,950
                                                              -------------
                                                                 10,992,774
                                                              -------------

                  OFFICE FURNISHINGS AND SUPPLIES--4.8%
       26,827,000 Pitney Bowes, Inc........  1.420%  07/01/04    26,827,000
                                                              -------------

                  RETAIL--1.1%
        5,500,000 Wal-Mart Stores, Inc.....  1.124%  08/24/04     5,490,760
                                                              -------------

                  TELECOMMUNICATIONS--4.5%
       25,000,000 BellSouth Corp...........  1.050%  07/01/04    25,000,000
                                                              -------------
                  Total Commercial Paper
                   (Cost $514,690,401)..............            514,690,401
                                                              -------------

























MEDIUM TERM NOTES--5.7%

         FACE                                INTEREST MATURITY    VALUE
        AMOUNT    ISSUE                        RATE     DATE     (NOTE 1)
      ---------------------------------------------------------------------

      $17,500,000 American Express Credit
                   Corp. (d)................  1.364%  07/18/04 $ 17,519,681
        7,000,000 Federal National Mortgage
                   Association..............  1.375%  02/18/05    7,000,000
        7,000,000 Wal-Mart Stores, Inc. (d).  1.238%  08/22/04    7,001,397
                                                               ------------
                  Total Medium Term Notes
                   (Cost $31,521,078)................            31,521,078
                                                               ------------

      ASSET BACK NOTES--1.1%
      ---------------------------------------------------------------------
          404,711 Honda Auto
                   Receivables (d)..........  1.130%  07/15/04      404,711
        5,512,210 John Deere Owner Trust....  1.140%  05/13/05    5,512,210
                                                               ------------
                  Total Asset Back Notes
                   (Cost $5,916,921).................             5,916,921
                                                               ------------
                  Total Investments--99.9%
                   (Cost $552,128,400) (a)...........           552,128,400
                  Other assets less liabilities--0.1%               641,663
                                                               ------------
                  TOTAL NET ASSETS--100.0%...........          $552,770,063
                                                               ============


 See accompanying notes to statement of investments and financial statements.

                                     MSF-2

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value........................            $552,128,400
       Cash........................................                   3,030
       Receivable for:
        Fund shares sold...........................               1,654,526
        Dividends and interest.....................                 751,313
                                                               ------------
         Total Assets..............................             554,537,269
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $1,440,464
       Accrued expenses:
        Management fees............................    158,791
        Service and distribution fees..............     16,044
        Deferred trustees fees.....................    129,068
        Other expenses.............................     22,839
                                                    ----------
         Total Liabilities.........................               1,767,206
                                                               ------------
     NET ASSETS....................................            $552,770,063
                                                               ============
       Net assets consist of:
        Capital paid in............................            $552,770,063
                                                               ------------
     NET ASSETS....................................            $552,770,063
                                                               ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($469,464,712 divided by 4,694,674
      shares outstanding)..........................            $     100.00
                                                               ============
     CLASS B
     Net asset value and redemption price per share
      ($75,143,815 divided by 751,442 shares
      outstanding).................................            $     100.00
                                                               ============
     CLASS E
     Net asset value and redemption price per share
      ($8,161,536 divided by 81,615 shares
      outstanding).................................            $     100.00
                                                               ============
     Identified cost of investments................            $552,128,400
                                                               ============























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

        INVESTMENT INCOME
          Interest...............................            $3,309,270
                                                             ----------
        EXPENSES
          Management fees........................ $1,037,017
          Service and distribution fees--Class B.     88,453
          Service and distribution fees--Class E.      6,056
          Directors' fees and expenses...........      7,500
          Custodian..............................     59,427
          Audit and tax services.................     10,686
          Legal..................................     10,127
          Printing...............................     55,685
          Insurance..............................     11,182
          Miscellaneous..........................      1,355
                                                  ----------
          Total expenses.........................             1,287,488
                                                             ----------
        NET INVESTMENT INCOME....................             2,021,782
                                                             ----------
        REALIZED AND UNREALIZED GAIN (LOSS)
        Realized gain (loss) on:
          Investments--net.......................                (3,013)
                                                             ----------
        Net gain (loss)..........................                (3,013)
                                                             ----------
        NET INCREASE (DECREASE) IN NET ASSETS
         FROM OPERATIONS.........................            $2,018,769
                                                             ==========


                See accompanying notes to financial statements.

                                     MSF-3

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                        JUNE 30,    DECEMBER 31,
                                                                          2004          2003
                                                                     -------------  ------------
FROM OPERATIONS
  Net investment income............................................. $   2,021,782  $  4,940,051
  Net realized gain (loss)..........................................        (3,013)          (28)
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     2,018,769     4,940,023
                                                                     -------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (1,833,934)   (4,536,341)
    Class B.........................................................      (164,998)     (391,196)
    Class E.........................................................       (22,850)      (12,514)
                                                                     -------------  ------------
  TOTAL DISTRIBUTIONS...............................................    (2,021,782)   (4,940,051)
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (139,586,232)  302,947,860
                                                                     -------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  (139,589,245)  302,947,832

NET ASSETS
  Beginning of the period...........................................   692,359,308   389,411,476
                                                                     -------------  ------------
  End of the period................................................. $ 552,770,063  $692,359,308
                                                                     =============  ============








































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004            DECEMBER 31, 2003
                                                               -------------------------  -------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................  3,518,393  $ 351,839,352   6,858,570  $ 685,856,952
  Shares issued through acquisition...........................          0              0   4,418,122    441,812,202
  Reinvestments...............................................     18,340      1,833,934      45,363      4,536,341
  Redemptions................................................. (4,946,244)  (494,624,505) (8,539,381)  (853,938,071)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease)..................................... (1,409,511) $(140,951,219)  2,782,674  $ 278,267,424
                                                               ==========  =============  ==========  =============
CLASS B
  Sales.......................................................    446,998  $  44,699,769     919,752  $  91,975,233
  Reinvestments...............................................      1,650        164,998       3,912        391,196
  Redemptions.................................................   (448,038)   (44,803,727)   (745,436)   (74,543,623)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................        610  $      61,040     178,228  $  17,822,806
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................    164,097  $  16,409,762     149,355  $  14,935,505
  Reinvestments...............................................        229         22,850         125         12,514
  Redemptions.................................................   (151,287)   (15,128,665)    (80,904)    (8,090,389)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................     13,039  $   1,303,947      68,576  $   6,857,630
                                                               ==========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions. (1,395,862) $(139,586,232)  3,029,478  $ 302,947,860
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                     MSF-4

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                     CLASS A
                                                         --------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                   YEAR ENDED DECEMBER 31,
                                                           JUNE 30,    ------------------------------------------------
                                                             2004        2003      2002      2001      2000      1999
                                                         ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 100.00     $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                          --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      0.36         0.80      1.41      3.88      6.05      4.85
                                                          --------     --------  --------  --------  --------  --------
  Total from investment operations......................      0.36         0.80      1.41      3.88      6.05      4.85
                                                          --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (0.36)       (0.80)    (1.41)    (3.88)    (6.05)    (4.85)
                                                          --------     --------  --------  --------  --------  --------
  Total distributions...................................     (0.36)       (0.80)    (1.41)    (3.88)    (6.05)    (4.85)
                                                          --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD..........................  $ 100.00     $ 100.00  $ 100.00  $ 100.00  $ 100.00  $ 100.00
                                                          ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)........................................       0.4 (b)      0.8       1.4       4.0       6.2       5.0
Ratio of operating expenses to average net assets (%)...      0.40 (c)     0.40      0.43      0.42      0.41      0.40
Ratio of net investment income to average net assets (%)      0.71 (c)     0.78      1.40      3.80      6.04      4.89
Net assets, end of period (000).........................  $469,465     $610,419  $332,151  $277,381  $242,346  $307,712

                                                                            CLASS B
                                                         -----------------------------------------
                                                         SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                           ENDED        DECEMBER 31,       THROUGH
                                                          JUNE 30,    ----------------   DECEMBER 31,
                                                            2004        2003     2002        2001
                                                         ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $100.00     $100.00  $100.00     $100.00
                                                          -------     -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.23        0.55     1.16        1.95
                                                          -------     -------  -------     -------
  Total from investment operations......................     0.23        0.55     1.16        1.95
                                                          -------     -------  -------     -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.23)      (0.55)   (1.16)      (1.95)
                                                          -------     -------  -------     -------
  Total distributions...................................    (0.23)      (0.55)   (1.16)      (1.95)
                                                          -------     -------  -------     -------
NET ASSET VALUE, END OF PERIOD..........................  $100.00     $100.00  $100.00     $100.00
                                                          =======     =======  =======     =======
TOTAL RETURN (%)........................................      0.2 (b)     0.6      1.2         2.0 (b)
Ratio of operating expenses to average net assets (%)...     0.65 (c)    0.65     0.68        0.67 (c)
Ratio of net investment income to average net assets (%)     0.47 (c)    0.55     1.15        1.65 (c)
Net assets, end of period (000).........................  $75,144     $75,083  $57,260     $15,407













                                                                    CLASS E
                                                         --------------------------
                                                         SIX MONTHS   APRIL 23, 2003(A)
                                                           ENDED           THROUGH
                                                          JUNE 30,      DECEMBER 31,
                                                            2004            2003
                                                         ----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $100.00          $100.00
                                                          -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.28             0.42
                                                          -------          -------
  Total from investment operations......................     0.28             0.42
                                                          -------          -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.28)           (0.42)
                                                          -------          -------
  Total distributions...................................    (0.28)           (0.42)
                                                          -------          -------
NET ASSET VALUE, END OF PERIOD..........................  $100.00          $100.00
                                                          =======          =======
TOTAL RETURN (%)........................................      0.3 (b)          0.4 (b)
Ratio of operating expenses to average net assets (%)...     0.55 (c)         0.55 (c)
Ratio of net investment income to average net assets (%)     0.57 (c)         0.58 (c)
Net assets, end of period (000).........................  $ 8,162          $ 6,858

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                     MSF-5

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--97.8% OF TOTAL NET ASSETS


      FACE                                                         VALUE
     AMOUNT                                                       (NOTE 1)
  ---------------------------------------------------------------------------

               AEROSPACE & DEFENSE--0.3%
  $    700,000 Lockheed Martin Corp. 8.200%, 12/01/09.......... $     819,623
       900,000 Lockheed Martin Corp. 7.375%, 04/15/13..........     1,018,821
       233,000 Raytheon Co. 6.750%, 08/15/07...................       252,178
       460,000 The Boeing Co. 7.250%, 06/15/25.................       502,232
       200,000 United Technologies Corp.
                7.500%, 09/15/29...............................       235,928
                                                                -------------
                                                                    2,828,782
                                                                -------------

               AIRLINES--0.1%
       750,000 Southwest Airlines Co. 6.500%, 03/01/12.........       778,847
                                                                -------------

               ALUMINUM--0.2%
       300,000 Alcoa, Inc. 6.500%, 06/01/11....................       326,059
       400,000 Alcoa, Inc. 6.000%, 01/15/12 (c)................       424,134
     1,000,000 Alcoa, Inc. 5.375%, 01/15/13....................     1,013,424
                                                                -------------
                                                                    1,763,617
                                                                -------------

               ASSET BACKED--1.7%
     1,500,000 BMW Vehicle Owner Trust
                3.320%, 02/25/09...............................     1,486,131
       190,000 California Infrastructure-Pacific Gas & Electric
                Co. 6.480%, 12/26/09...........................       204,358
     3,000,000 Capital One Master Trust
                4.900%, 03/15/10...............................     3,109,581
       601,457 CenterPoint Energy Transition Bond Co., L.L.C.
                3.840%, 09/15/07...............................       607,759
       500,000 CenterPoint Energy Transition Bond Co., L.L.C.
                5.160%, 09/15/11...............................       516,244
       500,000 Centex Home Equity Loan Trust
                3.750%, 12/25/31...............................       499,333
       115,000 Chase Credit Card Owner Trust
                6.660%, 01/15/07...............................       116,092
       269,022 Chase Funding Mortgage Loan
                6.550%, 03/25/13...............................       279,724
     2,000,000 Chase Funding Mortgage Loan
                4.585%, 05/25/15...............................     1,931,118
       500,000 Chase Funding Mortgage Loan
                3.303%, 11/25/29...............................       487,256
       500,000 Chase Manhattan Auto Owner Trust
                1.520%, 05/15/07 (d)...........................       495,584
       125,000 Chemical Master Credit Card Trust
                I 5.980%, 09/15/08.............................       129,630
     1,000,000 Citibank Credit Card Issuance Trust
                4.100%, 12/07/06...............................     1,009,794
       190,000 Citibank Credit Card Issuance Trust
                7.450%, 09/15/07...............................       200,355
       600,000 Citibank Credit Card Master Trust I
                6.100%, 05/15/08...............................       632,390
       478,026 DaimlerChrysler Auto Trust
                3.850%, 04/06/06...............................       480,453
       435,000 Detroit Edison Co. 6.190%, 03/01/13.............       468,454
        81,428 PP&L Transition Bond, L.L.C.
                6.830%, 03/25/07...............................        83,156
        58,856 Saxon Asset Securities Trust
                6.190%, 08/25/22...............................        58,841

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 ASSET BACKED--(CONTINUED)
    $    200,000 Standard Credit Card Master Trust I
                  7.250%, 04/07/08........................... $     214,345
         922,237 WFS Financial Owner Trust
                  5.180%, 03/20/09...........................       940,426
                                                              -------------
                                                                 13,951,024
                                                              -------------

                 AUTOMOBILES--0.8%
       2,600,000 DaimlerChrylser North America Holdings Corp.
                  7.750%, 01/18/11...........................     2,905,760
         600,000 DaimlerChrysler North America Holdings Corp.
                  6.400%, 05/15/06 (c).......................       631,332
         350,000 DaimlerChrysler North America Holdings Corp.
                  8.000%, 06/15/10 (c).......................       393,194
         300,000 Delphi Automotive Systems Corp.
                  7.125%, 05/01/29...........................       294,149
         400,000 Ford Motor Co. 7.250%, 10/01/08 (c).........       427,158
         250,000 Ford Motor Co. 6.500%, 08/01/18 (c).........       234,480
         500,000 Ford Motor Co. 6.375%, 02/01/29.............       422,777
       1,632,000 General Motors Corp. 6.750%, 05/01/28.......     1,458,010
                                                              -------------
                                                                  6,766,860
                                                              -------------

                 BANKS--1.5%
         230,000 ABN-AMRO Bank NV (New York Branch)
                  7.750%, 05/15/23...........................       257,349
         500,000 ABN-AMRO Bank NV (New York Branch)
                  7.125%, 10/15/93...........................       533,141
         500,000 Bank of America Corp. 5.250%, 02/01/07......       521,906
         150,000 Bank of America Corp.
                  7.800%, 02/15/10 (c).......................       172,273
       1,000,000 Bank of America Corp.
                  4.750%, 08/15/13 (c).......................       953,734
       1,000,000 Bank of America Corp. 5.125%, 11/15/14......       969,967
         250,000 Bank One Corp. 7.625%, 08/01/05.............       263,639
       1,500,000 Bank One Corp. 7.600%, 05/01/07.............     1,657,102
         500,000 Bank One Illinois NA 5.500%, 03/26/07.......       525,166
         800,000 Bank One Texas NA 6.250%, 02/15/08..........       854,362
         500,000 Fleet National Bank 5.750%, 01/15/09........       527,361
       1,000,000 MBNA America Bank National
                  7.125%, 11/15/12...........................     1,100,860
         500,000 SunTrust Bank (Atlanta) 7.250%, 09/15/06....       542,223
         300,000 Wells Fargo & Co. 5.900%, 05/21/06 (c)......       315,728
         500,000 Wells Fargo & Co. 5.125%, 02/15/07..........       521,045
         500,000 Wells Fargo & Co. 5.125%, 09/01/12 (c)......       496,899
       2,000,000 Wells Fargo & Co. 5.000%, 11/15/14 (c)......     1,932,952
                                                              -------------
                                                                 12,145,707
                                                              -------------

                 BUILDING & CONSTRUCTION--0.1%
         250,000 Caterpillar, Inc. 7.250%, 09/15/09..........       282,823
         500,000 Centex Corp. 7.500%, 01/15/12...............       554,253
                                                              -------------
                                                                    837,076
                                                              -------------

                 CHEMICALS--0.4%
       2,000,000 Chevron Phillips Chemical Co., L.L.C.
                  5.375%, 06/15/07...........................     2,082,626

 See accompanying notes to statement of investments and financial statements.

                                     MSF-6

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 CHEMICALS--(CONTINUED)
    $    300,000 E. I. du Pont de Nemours
                  6.875%, 10/15/09........................... $     336,495
         500,000 Praxair, Inc. 6.625%, 10/15/07..............       542,261
         300,000 Rohm & Haas Co. 7.400%, 07/15/09............       338,847
                                                              -------------
                                                                  3,300,229
                                                              -------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--3.0%
         800,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.080%, 07/15/31......................       888,250
         200,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 7.780%, 02/15/32......................       228,444
       1,000,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 8.133%, 02/15/32 (d)..................     1,149,208
         500,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 5.610%, 11/15/33......................       518,521
         500,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 6.480%, 02/15/35......................       542,100
         250,000 Chase Commercial Mortgage Securities Corp.
                  6.390%, 11/18/30...........................       269,595
         500,000 First Union Commercial Mortgage Trust
                  6.070%, 10/15/35...........................       532,649
         450,000 First Union Lehman Brothers Commercial
                  Mortgage Trust 6.560%, 11/18/35............       486,484
       4,805,878 J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. 3.972%, 05/12/35..........     4,693,309
       1,000,000 J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. 6.044%, 11/15/35..........     1,060,464
       1,412,997 J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. 4.275%, 01/12/37..........     1,397,341
       1,650,000 LB-UBS Commercial Mortgage Trust
                  4.254%, 07/15/27...........................     1,593,101
       2,000,000 LB-UBS Commercial Mortgage Trust
                  6.653%, 11/15/27...........................     2,191,755
         500,000 LB-UBS Commercial Mortgage Trust
                  6.462%, 03/15/31...........................       542,187
         250,000 Lehman Brothers Commercial Conduit Mortgage
                  Trust 6.210%, 10/15/35.....................       267,873
       1,000,000 Morgan Stanley Capital I, Inc.
                  6.550%,03/15/30............................     1,074,447
       1,000,000 Morgan Stanley Capital I, Inc.
                  6.540%,07/15/30............................     1,079,510
         700,000 Morgan Stanley Dean Witter Capital I Trust
                  7.200%, 10/15/33...........................       783,574
         500,000 Morgan Stanley Dean Witter Capital I Trust
                  4.800%, 09/15/37...........................       497,816
       1,000,000 Salomon Brothers Commercial Mortgage Trust
                  6.428%, 12/18/35...........................     1,076,885
         500,000 Salomon Brothers Commercial Mortgage Trust
                  5.045%, 03/18/36...........................       492,371
         400,000 Structured Asset Securities Corp.
                  6.950%, 10/12/34...........................       430,969
       1,000,000 Trizechahn Office Properties Trust (144A)
                  6.211%, 03/15/13...........................     1,054,902






         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
     $  1,445,000 Wachovia Bank Commercial Mortgage Trust
                   6.287%, 04/15/34......................... $   1,549,057
                                                             -------------
                                                                24,400,812
                                                             -------------

                  COMPUTERS & BUSINESS EQUIPMENT--0.2%
        1,000,000 International Business Machines Corp.
                   7.500%, 06/15/13.........................     1,161,564
          425,000 International Business Machines Corp.
                   8.375%, 11/01/19.........................       530,222
                                                             -------------
                                                                 1,691,786
                                                             -------------

                  CONGLOMERATES--0.2%
          930,000 General Electric Co. 5.000%, 02/01/13 (c).       915,436
          300,000 Honeywell International, Inc.
                   7.500%, 03/01/10.........................       342,503
                                                             -------------
                                                                 1,257,939
                                                             -------------

                  COSMETICS & PERSONAL CARE--0.2%
          400,000 Procter & Gamble Co. 6.600%, 12/15/04.....       408,602
          850,000 Procter & Gamble Co. 6.875%, 09/15/09.....       949,006
          200,000 Procter & Gamble Co. 6.450%, 01/15/26.....       212,426
                                                             -------------
                                                                 1,570,034
                                                             -------------

                  DRUGS & HEATH CARE--0.6%
          300,000 Abbott Laboratories 5.625%, 07/01/06......       314,453
          400,000 Anthem, Inc. 6.800%, 08/01/12.............       438,512
          500,000 Bristol-Myers Squibb Co.
                   4.750%, 10/01/06.........................       518,310
          250,000 Johnson & Johnson 6.950%, 09/01/29 (c)....       284,347
          300,000 Merck & Co., Inc. 5.950%, 12/01/28........       298,646
        3,000,000 Wyeth 5.500%, 02/01/14....................     2,862,570
                                                             -------------
                                                                 4,716,838
                                                             -------------

                  ELECTRICAL UTILITIES--1.4%
          150,000 Consolidated Edison Co. of New York, Inc.
                   6.450%, 12/01/07.........................       162,462
        1,000,000 Consolidated Edison Co. of New York, Inc.
                   7.500%, 09/01/10.........................     1,144,470
        1,445,000 Dominion Resources, Inc.
                   7.625%, 07/15/05.........................     1,517,188
          500,000 Duke Energy Co. 6.250%, 01/15/12..........       520,743
          300,000 Exelon Generation Co., L.L.C.
                   6.950%, 06/15/11.........................       329,057
        1,081,000 K N Energy, Inc. 6.650%, 03/01/05.........     1,111,036
          226,829 Niagara Mohawk Power Corp.
                   7.625%, 10/01/05.........................       239,847
          950,000 Oncor Electric Delivery Co.
                   7.000%, 05/01/32.........................     1,018,995
        2,600,000 Progress Energy, Inc. 7.100%, 03/01/11 (c)     2,849,054
          500,000 PSE&G Power, L.L.C. 7.750%, 04/15/11......       565,435
        1,000,000 PSE&G Power, L.L.C. 8.625%, 04/15/31 (c)..     1,221,314

 See accompanying notes to statement of investments and financial statements.

                                     MSF-7

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                    ELECTRICAL UTILITIES--(CONTINUED)
       $    400,000 Virginia Electric & Power Co.
                     5.375%, 02/01/07...................... $     416,237
                                                            -------------
                                                               11,095,838
                                                            -------------

                    ENVIRONMENTAL CONTROL--0.2%
          1,265,000 USA Waste Services, Inc.
                     7.000%, 07/15/28......................     1,316,946
                                                            -------------

                    FEDERAL AGENCIES--45.8%
          5,000,000 Federal Home Loan Bank 6.500%, 11/15/05     5,261,350
          2,500,000 Federal Home Loan Bank 4.125%, 11/15/06     2,547,100
          1,500,000 Federal Home Loan Bank 4.250%, 11/13/09     1,483,200
          1,000,000 Federal Home Loan Bank 3.875%, 02/12/10       969,280
          1,500,000 Federal Home Loan Bank
                     3.875%, 06/14/13 (c)..................     1,374,465
          4,000,000 Federal Home Loan Mortgage Corp.
                     2.875%, 09/15/05 (c)..................     4,021,320
          3,000,000 Federal Home Loan Mortgage Corp.
                     1.875%, 02/15/06......................     2,958,630
          3,000,000 Federal Home Loan Mortgage Corp.
                     2.375%, 02/15/07......................     2,927,340
          6,500,000 Federal Home Loan Mortgage Corp.
                     3.500%, 09/15/07 (c)..................     6,482,450
          2,875,000 Federal Home Loan Mortgage Corp.
                     7.000%, 03/15/10 (c)..................     3,241,965
            102,974 Federal Home Loan Mortgage Corp.
                     7.000%, 06/01/11......................       109,055
          4,180,000 Federal Home Loan Mortgage Corp.
                     4.500%, 07/15/13......................     4,005,736
            121,447 Federal Home Loan Mortgage Corp.
                     7.000%, 12/01/15......................       128,538
            251,432 Federal Home Loan Mortgage Corp.
                     7.500%, 03/01/16......................       267,995
            247,023 Federal Home Loan Mortgage Corp.
                     6.000%, 04/01/16......................       257,621
          2,591,761 Federal Home Loan Mortgage Corp.
                     6.000%, 05/01/17......................     2,703,346
          2,220,012 Federal Home Loan Mortgage Corp.
                     5.500%, 11/01/17......................     2,276,184
         12,638,076 Federal Home Loan Mortgage Corp.
                     5.000%, 05/01/18......................    12,693,017
          3,761,398 Federal Home Loan Mortgage Corp.
                     4.500%, 09/01/18......................     3,692,326
          6,556,349 Federal Home Loan Mortgage Corp.
                     4.500%, 10/01/18......................     6,421,231
          3,419,378 Federal Home Loan Mortgage Corp.
                     5.000%, 12/01/18......................     3,434,243
          3,000,000 Federal Home Loan Mortgage Corp.
                     4.000%, 06/01/19......................     2,861,307
          5,000,000 Federal Home Loan Mortgage Corp.
                     4.500%, 06/01/19......................     4,896,109
          5,000,000 Federal Home Loan Mortgage Corp.
                     5.000%, 06/01/19......................     5,015,793
            127,068 Federal Home Loan Mortgage Corp.
                     7.500%, 08/01/24......................       137,134

              FACE                                         VALUE
             AMOUNT                                       (NOTE 1)
          -----------------------------------------------------------

                       FEDERAL AGENCIES--(CONTINUED)
          $     39,330 Federal Home Loan Mortgage Corp.
                        7.500%, 11/01/24............... $      42,446
                49,831 Federal Home Loan Mortgage Corp.
                        7.500%, 10/01/26...............        53,778
                42,175 Federal Home Loan Mortgage Corp.
                        8.000%, 02/01/27...............        45,535
               136,041 Federal Home Loan Mortgage Corp.
                        7.500%, 10/01/27...............       145,979
                24,583 Federal Home Loan Mortgage Corp.
                        7.000%, 12/01/27...............        25,969
                83,407 Federal Home Loan Mortgage Corp.
                        8.000%, 10/01/28...............        90,053
               222,512 Federal Home Loan Mortgage Corp.
                        6.000%, 11/01/28...............       227,762
                63,156 Federal Home Loan Mortgage Corp.
                        7.000%, 11/01/28...............        66,611
               140,517 Federal Home Loan Mortgage Corp.
                        6.000%, 12/01/28...............       143,832
               288,670 Federal Home Loan Mortgage Corp.
                        6.000%, 02/01/29...............       295,472
               149,728 Federal Home Loan Mortgage Corp.
                        6.000%, 04/01/29...............       153,257
                56,236 Federal Home Loan Mortgage Corp.
                        7.000%, 04/01/29...............        59,321
             2,000,000 Federal Home Loan Mortgage Corp.
                        5.500%, 05/01/29...............     2,005,903
                57,956 Federal Home Loan Mortgage Corp.
                        6.000%, 05/01/29...............        59,322
                33,946 Federal Home Loan Mortgage Corp.
                        7.000%, 05/01/29...............        35,808
               109,127 Federal Home Loan Mortgage Corp.
                        7.000%, 06/01/29...............       115,113
               283,040 Federal Home Loan Mortgage Corp.
                        7.000%, 07/01/29...............       298,566
                87,900 Federal Home Loan Mortgage Corp.
                        6.500%, 10/01/29...............        91,606
               224,747 Federal Home Loan Mortgage Corp.
                        7.500%, 10/01/29...............       241,070
               102,783 Federal Home Loan Mortgage Corp.
                        6.500%, 02/01/30...............       107,117
               169,190 Federal Home Loan Mortgage Corp.
                        7.500%, 05/01/30...............       181,397
               628,699 Federal Home Loan Mortgage Corp.
                        7.000%, 01/01/31...............       663,040
               965,000 Federal Home Loan Mortgage Corp.
                        6.750%, 03/15/31...............     1,079,758
                85,843 Federal Home Loan Mortgage Corp.
                        6.000%, 06/01/31...............        87,866
                24,733 Federal Home Loan Mortgage Corp.
                        6.000%, 07/01/31...............        25,316
               669,278 Federal Home Loan Mortgage Corp.
                        6.000%, 08/01/31...............       685,051
               256,349 Federal Home Loan Mortgage Corp.
                        6.500%, 08/01/31...............       267,075
               898,488 Federal Home Loan Mortgage Corp.
                        6.000%, 09/01/31...............       919,662

 See accompanying notes to statement of investments and financial statements.

                                     MSF-8

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    127,180 Federal Home Loan Mortgage Corp.
                      6.500%, 10/01/31.................... $     132,501
             545,380 Federal Home Loan Mortgage Corp.
                      6.500%, 11/01/31....................       568,199
             276,461 Federal Home Loan Mortgage Corp.
                      7.000%, 12/01/31....................       291,562
           4,999,778 Federal Home Loan Mortgage Corp.
                      6.500%, 03/01/32....................     5,209,475
           2,433,031 Federal Home Loan Mortgage Corp.
                      6.000%, 04/01/32....................     2,489,147
           5,292,231 Federal Home Loan Mortgage Corp.
                      6.500%, 04/01/32....................     5,514,193
           1,000,000 Federal Home Loan Mortgage Corp.
                      6.250%, 07/15/32 (c)................     1,054,420
             641,237 Federal Home Loan Mortgage Corp.
                      6.000%, 11/01/32....................       656,026
           6,217,982 Federal Home Loan Mortgage Corp.
                      5.000%, 10/01/33....................     6,021,505
           6,000,000 Federal Home Loan Mortgage Corp.
                      5.500%, 06/01/34....................     5,985,133
           4,000,000 Federal Home Loan Mortgage Corp.
                      6.000%, 06/01/34....................     4,090,922
           5,000,000 Federal National Mortgage Association
                      2.500%, 06/15/06 (c)................     4,955,500
           5,500,000 Federal National Mortgage Association
                      4.750%, 01/02/07 (c)................     5,675,890
          13,700,000 Federal National Mortgage Association
                      2.375%, 02/15/07 (c)................    13,368,323
           1,490,000 Federal National Mortgage Association
                      3.250%, 11/15/07 (c)................     1,471,152
           3,025,000 Federal National Mortgage Association
                      3.250%, 08/15/08 (c)................     2,942,176
           6,000,000 Federal National Mortgage Association
                      3.250%, 02/15/09 (c)................     5,773,860
           3,400,000 Federal National Mortgage Association
                      6.625%, 11/15/10 (c)................     3,776,108
             950,000 Federal National Mortgage Association
                      5.500%, 03/15/11....................       994,128
             108,553 Federal National Mortgage Association
                      7.000%, 04/01/12....................       115,096
           5,200,000 Federal National Mortgage Association
                      4.375%, 09/15/12 (c)................     4,998,084
              63,236 Federal National Mortgage Association
                      6.500%, 01/01/13....................        66,828
               4,504 Federal National Mortgage Association
                      6.500%, 04/01/13....................         4,759
             199,480 Federal National Mortgage Association
                      6.500%, 06/01/13....................       210,810
               5,721 Federal National Mortgage Association
                      6.500%, 07/01/13....................         6,046
           1,569,757 Federal National Mortgage Association
                      6.000%, 10/01/13....................     1,641,187
             103,518 Federal National Mortgage Association
                      7.000%, 02/01/14....................       109,757
             343,689 Federal National Mortgage Association
                      6.000%, 03/01/14....................       359,144






            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $  3,250,000 Federal National Mortgage Association
                      4.125%, 04/15/14 (c)................ $   2,994,127
              47,148 Federal National Mortgage Association
                      6.000%, 06/01/14....................        49,268
             107,663 Federal National Mortgage Association
                      6.500%, 06/01/14....................       113,689
             217,866 Federal National Mortgage Association
                      6.000%, 07/01/14....................       227,663
              62,761 Federal National Mortgage Association
                      6.000%, 09/01/14....................        65,584
              95,868 Federal National Mortgage Association
                      7.500%, 08/01/15....................       102,325
           9,181,842 Federal National Mortgage Association
                      6.500%, 04/01/17....................     9,694,649
           2,580,173 Federal National Mortgage Association
                      6.000%, 09/01/17....................     2,691,360
           2,668,959 Federal National Mortgage Association
                      5.500%, 11/01/17....................     2,735,886
           1,132,550 Federal National Mortgage Association
                      5.500%, 02/01/18....................     1,160,252
           7,981,357 Federal National Mortgage Association
                      4.500%, 07/01/18....................     7,836,591
           2,864,811 Federal National Mortgage Association
                      5.000%, 01/01/19....................     2,875,008
           2,974,229 Federal National Mortgage Association
                      4.000%, 04/01/19....................     2,837,657
           1,992,328 Federal National Mortgage Association
                      4.500%, 05/01/19....................     1,950,406
             296,998 Federal National Mortgage Association
                      7.000%, 10/01/21....................       313,963
           2,588,159 Federal National Mortgage Association
                      5.500%, 07/01/23....................     2,621,958
           1,383,752 Federal National Mortgage Association
                      5.500%, 01/01/24....................     1,398,818
           3,796,985 Federal National Mortgage Association
                      5.000%, 02/01/24....................     3,741,263
              66,317 Federal National Mortgage Association
                      7.500%, 09/01/25....................        71,221
               5,015 Federal National Mortgage Association
                      7.000%, 06/01/26....................         5,307
              72,578 Federal National Mortgage Association
                      7.500%, 06/01/26....................        77,855
               3,494 Federal National Mortgage Association
                      8.000%, 10/01/26....................         3,765
               8,714 Federal National Mortgage Association
                      7.500%, 09/01/27....................         9,323
               4,069 Federal National Mortgage Association
                      7.500%, 11/01/27....................         4,353
               2,351 Federal National Mortgage Association
                      7.500%, 12/01/27....................         2,515
              28,555 Federal National Mortgage Association
                      7.500%, 03/01/28....................        30,550
           1,167,142 Federal National Mortgage Association
                      6.500%, 05/01/28....................     1,215,535
             160,857 Federal National Mortgage Association
                      7.000%, 06/01/28....................       169,657

 See accompanying notes to statement of investments and financial statements.

                                     MSF-9

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $    160,424 Federal National Mortgage Association
                      6.000%, 08/01/28.................... $     164,151
               1,331 Federal National Mortgage Association
                      7.500%, 08/01/28....................         1,424
              33,502 Federal National Mortgage Association
                      6.000%, 11/01/28....................        34,281
              25,917 Federal National Mortgage Association
                      6.000%, 12/01/28....................        26,519
           2,215,830 Federal National Mortgage Association
                      6.500%, 12/01/28....................     2,307,706
              85,813 Federal National Mortgage Association
                      6.500%, 03/01/29....................        89,373
             599,160 Federal National Mortgage Association
                      6.500%, 04/01/29....................       624,014
              45,949 Federal National Mortgage Association
                      6.500%, 05/01/29....................        47,856
             182,321 Federal National Mortgage Association
                      7.500%, 07/01/29....................       195,050
              17,070 Federal National Mortgage Association
                      6.500%, 08/01/29....................        17,778
             252,992 Federal National Mortgage Association
                      7.000%, 09/01/29....................       266,804
             187,934 Federal National Mortgage Association
                      7.000%, 10/01/29....................       198,194
              62,420 Federal National Mortgage Association
                      7.500%, 10/01/29....................        66,773
               3,042 Federal National Mortgage Association
                      8.000%, 11/01/29....................         3,266
               7,784 Federal National Mortgage Association
                      7.000%, 12/01/29....................         8,209
             701,885 Federal National Mortgage Association
                      6.500%, 05/01/30....................       731,001
              57,713 Federal National Mortgage Association
                      8.000%, 05/01/30....................        61,957
           2,675,000 Federal National Mortgage Association
                      7.250%, 05/15/30....................     3,165,889
              51,377 Federal National Mortgage Association
                      7.500%, 07/01/30....................        54,932
              76,797 Federal National Mortgage Association
                      8.000%, 11/01/30....................        82,445
              59,422 Federal National Mortgage Association
                      8.000%, 01/01/31....................        63,793
             116,728 Federal National Mortgage Association
                      8.000%, 02/01/31....................       125,313
             596,211 Federal National Mortgage Association
                      6.000%, 06/01/31....................       610,033
             385,652 Federal National Mortgage Association
                      6.500%, 09/01/31....................       401,525
           2,188,589 Federal National Mortgage Association
                      7.000%, 01/01/32....................     2,307,367
             101,137 Federal National Mortgage Association
                      6.500%, 02/01/32....................       105,962
             284,105 Federal National Mortgage Association
                      7.000%, 04/01/32....................       299,510
           1,004,456 Federal National Mortgage Association
                      6.500%, 06/01/32....................     1,045,960






            FACE                                                 VALUE
           AMOUNT                                               (NOTE 1)
        -------------------------------------------------------------------

                        FEDERAL AGENCIES--(CONTINUED)
        $  1,602,515    Federal National Mortgage Association
                         7.000%, 06/01/32.................... $   1,689,412
           2,689,569    Federal National Mortgage Association
                         6.000%, 09/01/32....................     2,750,438
           1,664,767    Federal National Mortgage Association
                         5.500%, 10/01/32....................     1,664,219
           1,131,785    Federal National Mortgage Association
                         6.000%, 01/01/33....................     1,157,399
           4,097,645    Federal National Mortgage Association
                         5.500%, 02/01/33....................     4,092,559
           1,902,503    Federal National Mortgage Association
                         6.000%, 02/01/33....................     1,944,930
           7,175,616    Federal National Mortgage Association
                         5.500%, 03/01/33....................     7,166,710
           3,765,159    Federal National Mortgage Association
                         6.000%, 03/01/33....................     3,849,126
           4,461,386    Federal National Mortgage Association
                         6.000%, 04/01/33....................     4,560,879
          13,699,443    Federal National Mortgage Association
                         5.500%, 05/01/33....................    13,682,440
           5,973,364    Federal National Mortgage Association
                         6.000%, 05/01/33....................     6,106,576
           3,512,261    Federal National Mortgage Association
                         5.000%, 07/01/33....................     3,411,284
           1,994,064    Federal National Mortgage Association
                         4.500%, 08/01/33....................     1,867,606
           4,827,786    Federal National Mortgage Association
                         5.000%, 08/01/33....................     4,688,987
           8,965,544    Federal National Mortgage Association
                         5.500%, 08/01/33....................     8,954,416
           4,010,098    Federal National Mortgage Association
                         5.000%, 09/01/33....................     3,886,405
           4,454,768    Federal National Mortgage Association
                         6.500%, 09/01/33....................     4,640,710
          13,506,422    Federal National Mortgage Association
                         5.000%, 10/01/33....................    13,098,258
           1,794,697    Federal National Mortgage Association
                         5.500%, 10/01/33....................     1,791,295
           2,328,743    Federal National Mortgage Association
                         6.500%, 10/01/33....................     2,425,945
          12,612,629    Federal National Mortgage Association
                         5.500%, 12/01/33....................    12,596,975
           3,855,262    Federal National Mortgage Association
                         5.500%, 03/01/34....................     3,841,816
           2,992,185    Federal National Mortgage Association
                         4.500%, 04/01/34....................     2,804,029
          10,958,224    Federal National Mortgage Association
                         5.000%, 04/01/34....................    10,606,774
           2,444,322    Federal National Mortgage Association
                         5.500%, 04/01/34....................     2,435,797
           3,090,726    Federal National Mortgage Association
                         5.000%, 05/01/34....................     2,989,155
           3,984,572    Federal National Mortgage Association
                         5.500%, 06/01/34....................     3,970,674
             300,000    Federal National Mortgage Association
                         6.210%, 08/06/38....................       313,233

 See accompanying notes to statement of investments and financial statements.

                                    MSF-10

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
      $  4,000,000 Federal National Mortgage Association
                    5.500%, TBA............................ $   3,998,750
             7,201 Government National Mortgage Association
                    8.000%, 09/15/16.......................         7,933
            24,780 Government National Mortgage Association
                    6.500%, 05/15/23.......................        26,134
           122,548 Government National Mortgage Association
                    9.000%, 11/15/24.......................       138,221
            26,032 Government National Mortgage Association
                    8.000%, 08/15/26.......................        28,228
            34,103 Government National Mortgage Association
                    8.000%, 09/15/26.......................        36,980
           449,629 Government National Mortgage Association
                    6.500%, 02/15/27.......................       472,614
               508 Government National Mortgage Association
                    7.000%, 04/15/27.......................           541
            33,765 Government National Mortgage Association
                    8.000%, 04/15/27.......................        36,404
            28,940 Government National Mortgage Association
                    8.000%, 05/15/27.......................        31,201
            83,423 Government National Mortgage Association
                    7.000%, 01/15/28.......................        88,666
            52,942 Government National Mortgage Association
                    7.500%, 02/20/28.......................        57,078
            93,530 Government National Mortgage Association
                    7.000%, 04/15/28.......................        99,408
            94,675 Government National Mortgage Association
                    7.000%, 05/15/28.......................       100,625
            91,634 Government National Mortgage Association
                    7.000%, 06/15/28.......................        97,392
           113,368 Government National Mortgage Association
                    6.500%, 07/15/28.......................       118,627
           154,044 Government National Mortgage Association
                    6.500%, 08/15/28.......................       161,190
            69,898 Government National Mortgage Association
                    7.000%, 10/15/28.......................        74,291
           127,705 Government National Mortgage Association
                    6.500%, 11/15/28.......................       133,630
            22,199 Government National Mortgage Association
                    6.500%, 12/15/28.......................        23,229
            93,945 Government National Mortgage Association
                    6.000%, 01/15/29.......................        96,469
            54,361 Government National Mortgage Association
                    7.000%, 06/15/29.......................        57,737
            86,971 Government National Mortgage Association
                    8.000%, 06/15/29.......................        93,722
            65,307 Government National Mortgage Association
                    6.500%, 07/15/29.......................        68,298
            65,239 Government National Mortgage Association
                    7.500%, 08/15/29.......................        70,261
            80,053 Government National Mortgage Association
                    7.000%, 09/15/29.......................        85,025
            86,469 Government National Mortgage Association
                    7.500%, 04/15/30.......................        93,133
             9,476 Government National Mortgage Association
                    7.000%, 01/15/31.......................        10,053






          FACE                                                  VALUE
         AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
      $    110,006 Government National Mortgage Association
                    7.000%, 03/15/31........................ $     116,706
           483,072 Government National Mortgage Association
                    6.500%, 06/20/31........................       503,901
         1,035,065 Government National Mortgage Association
                    7.000%, 08/15/31........................     1,098,106
           879,435 Government National Mortgage Association
                    7.000%, 02/15/32........................       932,954
         1,337,171 Government National Mortgage Association
                    6.500%, 07/15/32........................     1,397,741
           615,249 Government National Mortgage Association
                    7.000%, 07/15/32........................       652,691
         3,672,043 Government National Mortgage Association
                    6.000%, 01/15/33........................     3,769,456
         1,000,000 Tennessee Valley Authority 6.000%,
                    03/15/13................................     1,069,570
                                                             -------------
                                                               373,804,996
                                                             -------------

                   FINANCE & BANKING--5.1%
         2,750,000 Allstate Corp. 6.125%, 02/15/12..........     2,930,942
           150,000 Allstate Corp. 6.900%, 05/15/38 (c)......       161,746
         1,000,000 American General Finance Corp.
                    5.375%, 10/01/12........................       997,072
           600,000 Associates Corp. North America
                    6.250%, 11/01/08........................       645,617
         1,700,000 Associates Corp. North America
                    6.950%, 11/01/18........................     1,883,418
           500,000 AXA Financial, Inc. 7.750%, 08/01/10.....       574,771
           300,000 Bank of America Corp.
                    7.400%, 01/15/11 (c)....................       339,942
           300,000 Bell Atlantic Financial Services, Inc.
                    7.600%, 03/15/07........................       330,476
           750,000 BellSouth Capital Funding Corp.
                    7.750%, 02/15/10........................       855,194
           550,000 Boeing Capital Corp. 5.650%, 05/15/06 (c)       574,056
           151,000 Chase Manhattan Corp. 7.125%, 02/01/07...       163,930
           350,000 Chubb Corp. 6.000%, 11/15/11.............       369,832
           400,000 CIT Group, Inc. 7.750%, 04/02/12.........       455,646
         2,000,000 Citigroup, Inc. 5.750%, 05/10/06 (c).....     2,095,590
           500,000 Citigroup, Inc. 3.500%, 02/01/08.........       492,931
           750,000 Citigroup, Inc. 6.200%, 03/15/09 (c).....       807,218
           250,000 Citigroup, Inc. 7.250%, 10/01/10 (c).....       281,618
           500,000 Countrywide Funding Corp.
                    5.625%, 05/15/07........................       523,595
           250,000 Equitable Cos., Inc. 6.500%, 04/01/08....       269,684
           250,000 FleetBoston Financial Corp.
                    7.250%, 09/15/05........................       263,875
           500,000 FleetBoston Financial Corp.
                    4.875%, 12/01/06........................       516,876
         1,200,000 Ford Motor Credit Co. 6.500%, 01/25/07...     1,261,937
         1,000,000 Ford Motor Credit Co. 7.750%, 02/15/07...     1,078,921
         1,000,000 Ford Motor Credit Co. 7.375%, 10/28/09...     1,067,573
           300,000 Ford Motor Credit Co. 7.375%, 02/01/11...       316,344
           400,000 General Electric Capital Corp.
                    5.375%, 03/15/07 (c)....................       419,271

 See accompanying notes to statement of investments and financial statements.

                                    MSF-11

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 FINANCE & BANKING--(CONTINUED)
    $  1,000,000 General Electric Capital Corp.
                  6.000%, 06/15/12........................... $   1,053,007
       1,800,000 General Electric Capital Corp.
                  5.450%, 01/15/13 (c).......................     1,825,027
         200,000 General Electric Capital Corp.
                  6.750%, 03/15/32...........................       214,590
         100,000 General Electric Capital Corp.
                  7.500%, 08/21/35...........................       116,353
       1,000,000 General Motors Acceptance Corp.
                  7.500%, 07/15/05...........................     1,045,972
       1,000,000 General Motors Acceptance Corp.
                  6.750%, 01/15/06...........................     1,047,930
         600,000 General Motors Acceptance Corp.
                  6.125%, 02/01/07...........................       626,161
         250,000 General Motors Acceptance Corp.
                  5.850%, 01/14/09...........................       253,403
         600,000 General Motors Acceptance Corp.
                  7.750%, 01/19/10...........................       649,915
         300,000 General Motors Acceptance Corp.
                  7.250%, 03/02/11...........................       314,655
       1,500,000 Heller Financial, Inc. 6.375%, 03/15/06.....     1,583,438
         350,000 Heller Financial, Inc. 7.375%, 11/01/09.....       395,116
         350,000 Household Finance Corp. 8.000%, 05/09/05....       366,381
         500,000 Household Finance Corp.
                  5.750%, 01/30/07 (c).......................       526,360
       2,500,000 Household Finance Corp. 4.750%, 05/15/09....     2,513,840
         300,000 Household Finance Corp. 8.000%, 07/15/10....       345,461
         100,000 Household Finance Corp. 7.000%, 05/15/12....       110,560
         500,000 KFW International Finance, Inc.
                  4.750%, 01/24/07...........................       518,282
       1,000,000 KFW International Finance, Inc.
                  8.000%, 02/15/10...........................     1,179,908
         250,000 Mellon Funding Corp. 6.400%, 05/14/11 (c)...       270,148
       1,000,000 National Rural Utilities Cooperative Finance
                  Corp. 6.200%, 02/01/08 (c).................     1,072,173
         300,000 National Rural Utilities Cooperative Finance
                  Corp. 8.000%, 03/01/32.....................       370,279
         500,000 Southern Co. Capital Funding
                  5.300%, 02/01/07...........................       518,631
          25,696 Vanderbilt Mortgage & Finance, Inc.
                  6.080%, 12/07/15...........................        26,139
       3,750,000 Wachovia Corp. 7.550%, 08/18/05.............     3,958,052
         500,000 Wachovia Corp. 4.950%, 11/01/06.............       516,901
         500,000 Washington Mutual, Inc. 5.625%, 01/15/07....       524,210
                                                              -------------
                                                                 41,620,967
                                                              -------------

                 FOOD & BEVERAGES--1.1%
         200,000 Archer-Daniels-Midland Co.
                  8.875%, 04/15/11...........................       245,833
         400,000 Campbell Soup Co. 5.500%, 03/15/07..........       419,706
         300,000 Coca-Cola Enterprises, Inc.
                  6.950%, 11/15/26...........................       329,903
         500,000 ConAgra Foods, Inc. 6.000%, 09/15/06........       526,699
         300,000 Fred Meye, Inc. 7.450%, 03/01/08............       333,371
         400,000 General Mills, Inc. 5.125%, 02/15/07........       414,699






         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  FOOD & BEVERAGES--(CONTINUED)
     $  2,000,000 General Mills, Inc. 6.000%, 02/15/12....... $   2,088,226
        2,700,000 Kellogg Co. 6.600%, 04/01/11...............     2,961,544
          900,000 Kraft Foods, Inc. 6.250%, 06/01/12.........       944,090
          300,000 Pepsi Bottling Group, Inc.
                   7.000%, 03/01/29 (c)......................       333,970
          300,000 Unilever Capital Corp. 7.125%, 11/01/10....       339,485
                                                              -------------
                                                                  8,937,526
                                                              -------------

                  FOREST PRODUCTS & PAPER--0.2%
          250,000 International Paper Co. 6.875%, 04/15/29...       254,766
        1,000,000 MeadWestvaco Corp. 6.850%, 04/01/12........     1,069,950
          500,000 Weyerhaeuser Co. 7.375%, 03/15/32..........       541,190
                                                              -------------
                                                                  1,865,906
                                                              -------------

                  GAS & OIL--0.8%
          600,000 Anadarko Petroleum Corp.
                   5.375%, 03/01/07..........................       626,799
          300,000 Atlantic Richfield Co. 5.900%, 04/15/09....       322,486
          300,000 Conoco, Inc. 6.950%, 04/15/29 (c)..........       329,278
        1,900,000 Devon Financing Corp.
                   6.875%, 09/30/11 (c)......................     2,072,198
          750,000 Kinder Morgan Energy Partners, L.P.
                   6.750%, 03/15/11..........................       803,286
          300,000 Occidental Petroleum Corp.
                   7.375%, 11/15/08..........................       338,481
          300,000 Phillips Petroleum Co. 6.375%, 03/30/09....       324,896
        1,000,000 Southern California Gas Co.
                   4.800%, 10/01/12 (c)......................       978,733
          250,000 Texaco Capital, Inc. 6.000%, 06/15/05......       258,690
          300,000 Transocean Sedco Forex, Inc.
                   7.500%, 04/15/31 (c)......................       341,352
                                                              -------------
                                                                  6,396,199
                                                              -------------

                  INDUSTRIAL MACHINERY--0.0%
          300,000 Deere & Co. 7.850%, 05/15/10...............       346,372
                                                              -------------

                  INSURANCE--0.2%
          250,000 American General Capital II
                   8.500%, 07/01/30..........................       319,325
          500,000 GE Global Insurance Holding Corp.
                   7.500%, 06/15/10..........................       562,641
          105,000 Hartford Financial Services Group, Inc.
                   6.375%, 11/01/08..........................       112,724
          780,000 Hartford Life, Inc. 7.650%, 06/15/27.......       905,294
                                                              -------------
                                                                  1,899,984
                                                              -------------

                  INVESTMENT BROKERAGE--1.4%
          500,000 Bear Stearns Co., Inc. 5.700%, 01/15/07 (c)       525,732
          250,000 Bear Stearns Co., Inc. 7.800%, 08/15/07....       278,375
          900,000 Bear Stearns Co., Inc. 5.700%, 11/15/14 (c)       901,459
          300,000 Donaldson Lufkin & Jenrette 6.500%,
                   06/01/08..................................       324,037
          750,000 Goldman Sachs Group, Inc.
                   6.650%, 05/15/09..........................       816,170

 See accompanying notes to statement of investments and financial statements.

                                    MSF-12

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  INVESTMENT BROKERAGE--(CONTINUED)
     $  1,000,000 Goldman Sachs Group, Inc.
                   5.700%, 09/01/12......................... $   1,013,711
        2,075,000 Goldman Sachs Group, Inc.
                   6.125%, 02/15/33.........................     1,958,279
          350,000 J.P. Morgan Chase & Co. 5.350%, 03/01/07..       365,412
          500,000 J.P. Morgan Chase & Co.
                   5.250%, 05/30/07 (c).....................       520,627
          250,000 J.P. Morgan Chase & Co.
                   6.750%, 02/01/11 (c).....................       272,690
        2,000,000 Lehman Brothers Holdings, Inc.
                   7.750%, 01/15/05.........................     2,058,584
          250,000 Merrill Lynch & Co. 6.375%, 10/15/08......       269,228
          200,000 Merrill Lynch & Co. 6.500%, 07/15/18......       210,595
        1,150,000 Morgan Stanley 7.250%, 04/01/32...........     1,281,647
          340,000 Paine Webber Group, Inc.
                   6.550%, 04/15/08.........................       369,477
                                                             -------------
                                                                11,166,023
                                                             -------------

                  LEISURE--0.1%
          500,000 Carnival Corp. 6.150%, 04/15/08 (c).......       528,297
                                                             -------------

                  MEDIA--1.3%
        1,000,000 AOL Time Warner, Inc. 6.150%, 05/01/07....     1,059,154
          300,000 AOL Time Warner, Inc. 7.625%, 04/15/31....       324,612
          500,000 Belo Corp. 8.000%, 11/01/08...............       570,562
        1,800,000 CBS, Inc. 7.150%, 05/20/05................     1,870,303
          600,000 Clear Channel Communications, Inc.
                   6.000%, 11/01/06 (c).....................       633,827
          250,000 Comcast Cable Communications
                   8.375%, 05/01/07 (c).....................       279,420
        1,445,000 Comcast Corp. 5.300%, 01/15/14 (c)........     1,392,786
          250,000 Cox Communications, Inc.
                   7.750%, 11/01/10.........................       282,754
        1,950,000 News America, Inc. 6.550%, 03/15/33 (c)...     1,972,540
          250,000 The Walt Disney Co. 7.300%, 02/08/05......       257,418
        1,000,000 The Walt Disney Co. 6.750%, 03/30/06 (c)..     1,059,241
          200,000 The Walt Disney Co. 6.375%, 03/01/12 (c)..       213,797
          250,000 Time Warner Entertainment Co., L.P.
                   7.250%, 09/01/08 (c).....................       275,974
          418,000 Time Warner, Inc. 9.125%, 01/15/13........       509,656
                                                             -------------
                                                                10,702,044
                                                             -------------

                  REAL ESTATE--0.3%
        1,000,000 EOP Operating, L.P. 8.375%, 03/15/06......     1,086,174
        1,500,000 EOP Operating, L.P. 5.875%, 01/15/13 (c)..     1,520,734
                                                             -------------
                                                                 2,606,908
                                                             -------------

                  RETAIL--0.5%
        1,000,000 Lowe's Cos., Inc. 6.875%, 02/15/28........     1,088,954
          750,000 Safeway, Inc. 6.150%, 03/01/06............       785,324
          500,000 Wal-Mart Stores, Inc. 6.875%, 08/10/09....       556,070
        2,075,000 Wal-Mart Stores, Inc. 4.550%, 05/01/13 (c)     1,997,640
                                                             -------------
                                                                 4,427,988
                                                             -------------

           FACE                                                   VALUE
          AMOUNT                                                 (NOTE 1)
       ---------------------------------------------------------------------

                       TELECOMMUNICATIONS--1.1%
       $    500,000    Alltel Corp. 6.800%, 05/01/29.......... $     506,256
            500,000    Alltel Corp. 7.875%, 07/01/32 (c)......       571,393
            976,000    AT&T Broadband Corp.
                        8.375%, 03/15/13 (c)..................     1,146,626
             45,000    AT&T Corp. 6.000%, 03/15/09 (c)........        43,555
            500,000    AT&T Wireless Services, Inc.
                        8.125%, 05/01/12......................       577,807
            300,000    AT&T Wireless Services, Inc.
                        8.750%, 03/01/31......................       370,437
            250,000    BellSouth Capital Funding Corp.
                        7.875%, 02/15/30......................       288,605
            100,000    Cingular Wireless, L.L.C.
                        7.125%, 12/15/31......................       104,461
          1,000,000    Citizens Communications Co.
                        8.500%, 05/15/06......................     1,060,407
            850,000    Motorola, Inc. 7.625%, 11/15/10........       955,783
            300,000    SBC Communications, Inc.
                        5.750%, 05/02/06......................       313,951
            500,000    SBC Communications, Inc.
                        5.875%, 02/01/12 (c)..................       516,221
            400,000    Sprint Capital Corp. 7.625%, 01/30/11..       442,470
          1,500,000    Sprint Capital Corp. 6.900%, 05/01/19..     1,517,194
            400,000    Verizon New England, Inc.
                        6.500%, 09/15/11......................       425,983
            500,000    Verizon New York, Inc.
                        7.375%, 04/01/32 (c)..................       526,228
                                                               -------------
                                                                   9,367,377
                                                               -------------

                       TRANSPORTATION--0.4%
          1,000,000    Burlington Northern Santa Fe Corp.
                        5.900%, 07/01/12......................     1,042,144
            300,000    CSX Corp. 7.450%, 05/01/07.............       328,358
            200,000    CSX Corp. 6.750%, 03/15/11.............       216,540
            500,000    CSX Corp. 7.900%, 05/01/17.............       583,234
            350,000    Norfolk Southern Corp. 6.200%, 04/15/09       374,477
            300,000    Norfolk Southern Corp. 7.250%, 02/15/31       328,483
                                                               -------------
                                                                   2,873,236
                                                               -------------

                       TRUCKING & FREIGHT FORWARDING--0.0%
            100,000    Fedex Corp. 6.875%, 02/15/06 (c).......       105,280
                                                               -------------

                       U.S. TREASURY--23.6%
          4,000,000    United States Treasury Bonds
                        9.375%, 02/15/06 (c)..................     4,437,000
          1,375,000    United States Treasury Bonds
                        9.250%, 02/15/16 (c)..................     1,908,968
          1,000,000    United States Treasury Bonds
                        8.750%, 05/15/17 (c)..................     1,355,210
          1,270,000    United States Treasury Bonds
                        8.875%, 08/15/17 (c)..................     1,739,925
          1,600,000    United States Treasury Bonds
                        9.125%, 05/15/18......................     2,245,872
          3,975,000    United States Treasury Bonds
                        8.875%, 02/15/19 (c)..................     5,503,825

 See accompanying notes to statement of investments and financial statements.

                                    MSF-13

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

                FACE                                     VALUE
               AMOUNT                                   (NOTE 1)
            -------------------------------------------------------

                         U.S. TREASURY--(CONTINUED)
            $  1,895,000 United States Treasury Bonds
                          8.125%, 08/15/19 (c)....... $   2,481,692
                 315,000 United States Treasury Bonds
                          8.750%, 08/15/20 (c).......       436,341
               1,200,000 United States Treasury Bonds
                          7.875%, 02/15/21 (c).......     1,548,816
               4,600,000 United States Treasury Bonds
                          8.125%, 08/15/21 (c).......     6,086,490
               1,475,000 United States Treasury Bonds
                          8.000%, 11/15/21 (c).......     1,933,489
               2,000,000 United States Treasury Bonds
                          7.625%, 11/15/2022.........     2,542,660
               6,450,000 United States Treasury Bonds
                          6.250%, 08/15/23 (c).......     7,143,182
                 500,000 United States Treasury Bonds
                          6.750%, 08/15/26 (c).......       587,585
               1,000,000 United States Treasury Bonds
                          6.500%, 11/15/26 (c).......     1,143,210
               3,950,000 United States Treasury Bonds
                          6.125%, 11/15/27 (c).......     4,327,975
               2,420,000 United States Treasury Bonds
                          5.500%, 08/15/28 (c).......     2,451,629
               2,225,000 United States Treasury Bonds
                          5.375%, 02/15/31 (c).......     2,243,779
               6,700,000 United States Treasury Notes
                          6.500%, 08/15/05...........     7,021,600
               7,000,000 United States Treasury Notes
                          1.625%, 02/28/06 (c).......     6,897,464
              13,250,000 United States Treasury Notes
                          2.000%, 05/15/06 (c).......    13,093,385
               2,000,000 United States Treasury Notes
                          7.000%, 07/15/06 (c).......     2,166,880
               6,000,000 United States Treasury Notes
                          2.375%, 08/15/06 (c).......     5,948,670
               7,700,000 United States Treasury Notes
                          2.625%, 11/15/06 (c).......     7,646,947
               6,650,000 United States Treasury Notes
                          6.250%, 02/15/07 (c).......     7,186,787
               4,500,000 United States Treasury Notes
                          3.125%, 05/15/07 (c).......     4,500,360
               3,400,000 United States Treasury Notes
                          3.250%, 08/15/07 (c).......     3,403,298
               6,000,000 United States Treasury Notes
                          3.000%, 02/15/08 (c).......     5,918,520
               1,500,000 United States Treasury Notes
                          5.500%, 02/15/08 (c).......     1,606,620
               5,580,000 United States Treasury Notes
                          5.625%, 05/15/08 (c).......     6,008,209
               3,000,000 United States Treasury Notes
                          3.250%, 08/15/08 (c).......     2,963,910
              15,820,000 United States Treasury Notes
                          3.375%, 11/15/08 (c).......    15,646,961
               1,000,000 United States Treasury Notes
                          4.750%, 11/15/08 (c).......     1,044,760
               4,000,000 United States Treasury Notes
                          3.875%, 05/15/09...........     4,010,938






          FACE                                                    VALUE
         AMOUNT                                                  (NOTE 1)
      ----------------------------------------------------------------------

                      U.S. TREASURY--(CONTINUED)
      $  8,000,000    United States Treasury Notes
                       4.000%, 06/15/09....................... $   8,059,375
         7,800,000    United States Treasury Notes
                       6.000%, 08/15/09 (c)...................     8,573,214
         1,710,000    United States Treasury Notes
                       6.500%, 02/15/10 (c)...................     1,927,221
         4,500,000    United States Treasury Notes
                       5.000%, 02/15/11 (c)...................     4,711,635
         3,500,000    United States Treasury Notes
                       5.000%, 08/15/11 (c)...................     3,654,805
         4,500,000    United States Treasury Notes
                       4.875%, 02/15/12 (c)...................     4,647,780
         5,000,000    United States Treasury Notes
                       4.375%, 08/15/12 (c)...................     4,977,500
         7,250,000    United States Treasury Notes
                       4.000%, 11/15/12 (c)...................     7,019,189
         1,950,000    United States Treasury Notes
                       4.250%, 08/15/13 (c)...................     1,903,317
         1,600,000    United States Treasury Notes
                       4.250%, 11/15/13 (c)...................     1,557,296
                                                               -------------
                                                                 192,214,289
                                                               -------------

                      YANKEE--5.0%
         1,000,000    Abbey National, Plc. 6.690%, 10/17/05...     1,050,218
           300,000    Apache Finance Canada Corp.
                       7.750%, 12/15/29.......................       362,890
         1,850,000    Asian Development Bank 4.875%, 02/05/07.     1,922,704
           500,000    BP Canada Finance Co. 3.375%, 10/31/07..       495,379
         1,000,000    British Telecommunications, Plc.
                       8.875%, 12/15/30 (d)...................     1,236,468
           600,000    Burlington Resources Finance Co.
                       5.700%, 03/01/07.......................       631,713
           500,000    Conoco Funding Co. 6.350%, 10/15/11 (c).       544,643
         1,000,000    Deutsche Telekom International Finance
                       8.750%, 06/15/30 (d)...................     1,217,136
         1,000,000    European Investment Bank
                       4.000%, 08/30/05.......................     1,020,076
         1,500,000    Government of Canada 6.750%, 08/28/06...     1,615,931
         2,200,000    HSBC Holdings, Plc. 7.500%, 07/15/09 (c)     2,484,399
         2,150,000    HSBC Holdings, Plc. 5.250%, 12/12/12....     2,137,182
         1,350,000    Hydro-Quebec 7.500%, 04/01/16...........     1,598,259
         1,000,000    Hydro-Quebec 8.400%, 01/15/22...........     1,281,840
           700,000    Intermediate American Development Bank
                       5.375%, 11/18/08.......................       741,290
           400,000    Intermediate American Development Bank
                       8.875%, 06/01/09.......................       482,149
           200,000    Intermediate American Development Bank
                       7.000%, 06/15/25.......................       228,490
           500,000    Intermediate American Development Bank
                       6.800%, 10/15/25.......................       563,933
         1,000,000    International Bank for Reconstruction &
                       Development 4.375%, 09/28/06...........     1,027,769
           535,000    International Bank for Reconstruction &
                       Development 8.875%, 03/01/26...........       731,028
         2,000,000    Korea Development Bank 5.750%, 09/10/13.     1,990,384

 See accompanying notes to statement of investments and financial statements.

                                    MSF-14

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)
                                               SHORT TERM INVESTMENTS--4.8%

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  YANKEE--(CONTINUED)
     $    350,000 National Australia Bank, Ltd.
                   6.600%, 12/10/07......................... $     378,496
          300,000 Norsk Hydro A/S 6.700%, 01/15/18 (c)......       323,082
        1,350,000 Norsk Hydro A/S 6.800%, 01/15/28..........     1,452,198
        1,000,000 Petroleos Mexicanos 9.250%, 03/30/18 (c)..     1,117,500
          250,000 Province of Nova Scotia 9.250%, 03/01/20..       340,641
          300,000 Province of Ontario 5.500%, 10/01/08......       317,095
        2,000,000 Province of Ontario 5.125%, 07/17/12 (c)..     2,033,812
          350,000 Province of Quebec 7.500%, 07/15/23.......       418,262
          500,000 Republic of Italy 5.250%, 04/05/06........       520,237
          300,000 Republic of Italy 6.000%, 05/29/08........       321,555
        3,650,000 Republic of Italy 5.625%, 06/15/12 (c)....     3,842,626
          200,000 Republic of Korea 8.875%, 04/15/08........       230,929
        1,000,000 Telefonica Europe BV 8.250%, 09/15/30.....     1,217,987
          500,000 United Mexican States 9.875%, 01/15/07 (c)       571,000
          500,000 United Mexican States 9.875%, 02/01/10....       600,000
          250,000 United Mexican States 8.375%, 01/14/11....       282,500
        2,200,000 United Mexican States 8.000%, 09/24/22....     2,299,000
        1,150,000 Vodafone Airtouch, Plc. 7.750%, 02/15/10..     1,311,298
                                                             -------------
                                                                40,942,099
                                                             -------------
                  Total Bonds & Notes
                   (Identified Cost $795,338,161)...........   798,227,826
                                                             -------------

          FACE                                                VALUE
         AMOUNT                                              (NOTE 1)
       -----------------------------------------------------------------

                   DISCOUNT NOTES--4.8%
       $39,200,000 Federal Home Loan Bank 1.200%, 07/01/04 $ 39,200,000
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $39,200,000).........   39,200,000
                                                           ------------
                   Total Investments--102.6%
                    (Identified Cost $834,538,161) (a)....  837,427,826
                   Other assets less liabilities..........  (21,236,672)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $816,191,154
                                                           ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-15

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $  837,427,826
       Cash..................................                     484,182
       Collateral for securities loaned......                 207,419,805
       Receivable for:
        Securities sold......................                  12,378,720
        Fund shares sold.....................                   4,220,721
        Dividends and interest...............                   8,254,359
                                                           --------------
         Total Assets........................               1,070,185,613
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $    666,752
        Securities purchased.................   45,580,140
        Return of collateral for securities
         loaned..............................  207,419,805
       Accrued expenses:
        Management fees......................      153,113
        Service and distribution fees........       38,944
        Other expenses.......................      135,705
                                              ------------
         Total Liabilities...................                 253,994,459
                                                           --------------
     NET ASSETS..............................              $  816,191,154
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $  801,704,717
        Undistributed net investment
         income..............................                  15,856,918
        Accumulated net realized gains
         (losses)............................                  (4,260,146)
        Unrealized appreciation
         (depreciation) on investments.......                   2,889,665
                                                           --------------
     NET ASSETS..............................              $  816,191,154
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($537,729,740 divided by
      50,775,040 shares outstanding).........              $        10.59
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($91,761,912 divided by
      8,771,728 shares outstanding)..........              $        10.46
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($186,699,502 divided by
      17,692,271 shares outstanding).........              $        10.55
                                                           ==============
     Identified cost of investments..........              $  834,538,161
                                                           ==============















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Interest................................          $ 17,240,387(a)
                                                          ------------
      EXPENSES
        Management fees......................... $888,606
        Service and distribution fees--Class B..   95,950
        Service and distribution fees--Class E..  107,697
        Directors' fees and expenses............   10,633
        Custodian...............................  114,606
        Audit and tax services..................   10,686
        Legal...................................    9,390
        Printing................................  101,665
        Insurance...............................    9,104
        Miscellaneous...........................   16,085
                                                 --------
        Total expenses..........................             1,364,422
                                                          ------------
      NET INVESTMENT INCOME.....................            15,875,965
                                                          ------------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................               959,902
      Unrealized appreciation (depreciation) on:
        Investments--net........................           (16,783,045)
                                                          ------------
      Net gain (loss)...........................           (15,823,143)
                                                          ------------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................          $     52,822
                                                          ============

(a)Includes income on securities loaned of $85,904.

                See accompanying notes to financial statements.

                                    MSF-16

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $ 15,875,965  $ 26,110,538
  Net realized gain (loss)..........................................      959,902     4,447,265
  Unrealized appreciation (depreciation)............................  (16,783,045)     (945,644)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................       52,822    29,612,159
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................  (15,454,454)  (20,418,872)
    Class B.........................................................   (2,294,962)   (3,275,295)
    Class E.........................................................   (4,599,518)   (2,932,654)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (22,348,934)  (26,626,821)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  148,171,260   262,257,815
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  125,875,148   265,243,153

NET ASSETS
  Beginning of the period...........................................  690,316,006   425,072,853
                                                                     ------------  ------------
  End of the period................................................. $816,191,154  $690,316,006
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $ 15,856,918  $ 22,329,887
                                                                     ============  ============




































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004            DECEMBER 31, 2003
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  9,320,718  $ 99,996,751   11,316,473  $ 124,110,819
  Shares issued through acquisition...........................          0             0   14,667,272    147,250,466
  Reinvestments...............................................  1,451,122    15,454,454    1,911,879     20,418,872
  Redemptions................................................. (5,799,194)  (63,240,625) (13,151,256)  (142,857,083)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  4,972,646  $ 52,210,580   14,744,368  $ 148,923,074
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................  2,702,038  $ 28,554,765    4,475,302  $  48,528,790
  Reinvestments...............................................    218,152     2,294,962      310,160      3,275,295
  Redemptions.................................................   (999,115)  (10,723,552)  (2,082,854)   (22,374,177)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  1,921,075  $ 20,126,175    2,702,608  $  29,429,908
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................  7,730,789  $ 83,145,224    9,030,779  $  98,285,195
  Reinvestments...............................................    433,508     4,599,518      275,367      2,932,654
  Redemptions................................................. (1,097,788)  (11,910,237)  (1,599,162)   (17,313,016)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  7,066,509  $ 75,834,505    7,706,984  $  83,904,833
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions. 13,960,230  $148,171,260   25,153,960  $ 262,257,815
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-17

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                      CLASS A
                                                          --------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    ------------------------------------------------
                                                              2004        2003      2002      2001      2000      1999
                                                          ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  10.93     $  11.17  $  10.46  $   9.90  $   9.45  $  10.06
                                                           --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.22         0.45      0.47      0.54      0.63      0.48
  Net realized and unrealized gain (loss) on investments.     (0.21)       (0.06)     0.57      0.19      0.45     (0.62)
                                                           --------     --------  --------  --------  --------  --------
  Total from investment operations.......................      0.01         0.39      1.04      0.73      1.08     (0.14)
                                                           --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.35)       (0.63)    (0.33)    (0.17)    (0.63)    (0.47)
                                                           --------     --------  --------  --------  --------  --------
  Total distributions....................................     (0.35)       (0.63)    (0.33)    (0.17)    (0.63)    (0.47)
                                                           --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD...........................  $  10.59     $  10.93  $  11.17  $  10.46  $   9.90  $   9.45
                                                           ========     ========  ========  ========  ========  ========
TOTAL RETURN (%).........................................      0.0  (b)      3.6      10.2       7.4      11.4      (1.4)
Ratio of operating expenses to average net assets (%)....      0.33 (c)     0.34      0.34      0.38      0.37      0.40
Ratio of net investment income to average net assets (%).      4.52 (c)     4.44      5.14      5.66      6.54      6.06
Portfolio turnover rate (%)..............................        31 (c)       46        48        18        15        96
Net assets, end of period (000)..........................  $537,730     $500,629  $346,774  $254,357  $145,837  $129,339

                                                                CLASS B
                                           ---------------------------------------------
                                           SIX MONTHS      YEAR ENDED     JANUARY 2, 2001(A)
                                             ENDED        DECEMBER 31,         THROUGH
                                            JUNE 30,    ----------------     DECEMBER 31,
                                              2004        2003     2002          2001
                                           ----------   -------  -------  ------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...................................  $ 10.79     $ 11.04  $ 10.37       $  9.93
                                            -------     -------  -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................     0.22        0.40     0.38          0.38
  Net realized and unrealized gain (loss)
   on investments.........................    (0.23)      (0.04)    0.61          0.23
                                            -------     -------  -------       -------
  Total from investment operations........    (0.01)       0.36     0.99          0.61
                                            -------     -------  -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment
   income.................................    (0.32)      (0.61)   (0.32)        (0.17)
                                            -------     -------  -------       -------
  Total distributions.....................    (0.32)      (0.61)   (0.32)        (0.17)
                                            -------     -------  -------       -------
NET ASSET VALUE, END OF PERIOD............  $ 10.46     $ 10.79  $ 11.04       $ 10.37
                                            =======     =======  =======       =======
TOTAL RETURN (%)..........................     (0.1)(b)     3.4      9.9           6.1 (b)
Ratio of operating expenses to average net
 assets (%)...............................     0.58 (c)    0.59     0.59          0.63 (c)
Ratio of net investment income to average
 net assets (%)...........................     4.27 (c)    4.20     4.89          5.33 (c)
Portfolio turnover rate (%)...............       31 (c)      46       48            18
Net assets, end of period (000)...........  $91,762     $73,938  $45,788       $16,276




                                                                   CLASS E
                                               ------------------------------------------------
                                                SIX MONTHS       YEAR ENDED      MAY 1, 2001(A)
                                                  ENDED         DECEMBER 31,        THROUGH
                                                 JUNE 30,    -----------------    DECEMBER 31,
                                                   2004        2003      2002         2001
                                               ----------    --------  -------   --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...................................      $  10.89     $  11.14  $ 10.45       $ 9.97
                                                --------     --------  -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................          0.22         0.52     0.45         0.02
  Net realized and unrealized gain (loss)
   on investments.........................         (0.22)       (0.15)    0.57         0.46
                                                --------     --------  -------       ------
  Total from investment operations........          0.00         0.37     1.02         0.48
                                                --------     --------  -------       ------
LESS DISTRIBUTIONS
  Distributions from net investment
   income.................................         (0.34)       (0.62)   (0.33)        0.00
                                                --------     --------  -------       ------
  Total distributions.....................         (0.34)       (0.62)   (0.33)        0.00
                                                --------     --------  -------       ------
NET ASSET VALUE, END OF PERIOD............      $  10.55     $  10.89  $ 11.14       $10.45
                                                ========     ========  =======       ======
TOTAL RETURN (%)..........................          0.0  (b)      3.5     10.1          4.8(b)
Ratio of operating expenses to average net
 assets (%)...............................          0.48 (c)     0.49     0.49         0.53(c)
Ratio of net investment income to average
 net assets (%)...........................          4.38 (c)     4.29     4.90         5.74(c)
Portfolio turnover rate (%)...............            31 (c)       46       48           18
Net assets, end of period (000)...........      $186,700     $115,749  $32,511       $   87

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-18

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--91.5% OF TOTAL NET ASSETS

       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
   -------------------------------------------------------------------------

                AEROSPACE & DEFENSE--0.2%
   $    200,000 Alliant Techsystems, Inc. 8.500%, 05/15/11.... $     216,000
        225,000 L-3 Communications Holdings, Inc.
                 7.625%, 06/15/12.............................       237,375
        175,000 Sequa Corp. 9.000%, 08/01/09..................       185,937
                                                               -------------
                                                                     639,312
                                                               -------------

                AIRLINES--0.1%
        100,000 Continental Airlines, Inc. 7.250%, 11/01/05...        85,239
        177,235 Continental Airlines, Inc. 6.541%, 09/15/08...       152,765
                                                               -------------
                                                                     238,004
                                                               -------------

                APPAREL & TEXTILES--0.5%
        275,000 Blount, Inc. 13.000%, 08/01/09................       294,594
        250,000 Collins & Aikman Floorcovering Corp.
                 10.000%, 01/15/07............................       255,800
        125,000 Levi Strauss & Co. 7.000%, 11/01/06...........       116,719
        150,000 Levi Strauss & Co. 11.625%, 01/15/08..........       147,000
        125,000 Levi Strauss & Co. 12.250%, 12/15/12..........       123,125
        575,000 Limited, Inc. 6.950%, 03/01/33................       602,205
                                                               -------------
                                                                   1,539,443
                                                               -------------

                ASSET BACKED--4.1%
        246,925 Airplane Pass Through Trust
                 10.875%, 03/15/19 (g) (i)....................             0
      1,210,000 Argent NIM Trust (144A) 4.700%, 07/25/34......     1,210,000
        500,000 Asset Backed Securities Corp.
                 3.140%, 04/15/33 (d).........................       507,359
      1,000,000 Bayview Financial Acquisition Trust (144A)
                 2.550%, 08/25/36 (d).........................       990,630
        800,000 Countrywide Asset Backed Certificate
                 2.550%, 06/25/34 (d).........................       799,560
        750,000 Credit Suisse First Boston Mortgage Securities
                 Corp. 2.520%, 09/25/31 (d)...................       752,392
        175,000 Crown Castle International Corp.
                 7.500%, 12/01/13.............................       174,125
        676,611 First Consumers Master Trust
                 1.549%, 09/15/08 (d).........................       621,369
         35,580 First Consumers Master Trust (144A)
                 5.800%, 12/15/05.............................        35,427
      1,018,365 Green Tree Financial Corp.
                 7.070%, 01/15/29.............................     1,067,788
        525,000 Metris Master Trust 2.180%, 07/21/08 (d)......       525,109
        250,000 Metris Master Trust 2.680%, 08/20/08 (d)......       247,981
        840,000 Metris Master Trust 2.360%, 11/20/09 (d)......       774,374
        871,318 Mid-State Trust 7.340%, 07/01/35..............       914,218
      2,000,000 Morgan Stanley ABS Capital I, Inc. (144A)
                 2.479%, 05/25/34 (d).........................     1,995,020
        270,000 Novastar Home Equity Loan
                 2.925%, 02/25/34 (d).........................       276,632
        500,000 Residential Asset Securities Corp.
                 2.400%, 04/25/32 (d).........................       502,731
        134,528 Sail Net Interest Margin Notes (144A)
                 6.750%, 11/27/33.............................       134,073
        806,665 Sail Net Interest Margin Notes (144A)
                 5.000%, 04/27/34 (d).........................       805,657

         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ------------------------------------------------------------------------

                     ASSET BACKED--(CONTINUED)
     $  1,000,000    Varick Structured Asset Fund (144A)
                      2.560%, 11/01/35 (d) (g)................. $      30,000
                                                                -------------
                                                                   12,364,445
                                                                -------------

                     AUTO PARTS--0.3%
          300,000    Dana Corp. 7.000%, 03/01/29...............       288,000
          250,000    Eagle-Picher, Inc. 9.750%, 09/01/13.......       268,750
          100,000    Tenneco Automotive, Inc.
                      10.250%, 07/15/13........................       113,000
          201,000    TRW Automotive, Inc. 9.375%, 02/15/13.....       226,627
                                                                -------------
                                                                      896,377
                                                                -------------

                     AUTOMOBILES--0.0%
          250,000    Breed Technologies, Inc.
                      9.250%, 04/15/08 (g) (i).................             0
          250,000    Key Plastics, Inc. 10.250%, 03/15/07 (f)..           313
                                                                -------------
                                                                          313
                                                                -------------

                     BUILDING & CONSTRUCTION--0.1%
          450,000    AMH Holdings, Inc. (144A) Zero Coupon,
                      03/01/14 (d).............................       301,500
                                                                -------------

                     BUSINESS SERVICES--0.4%
          150,000    Houghton Mifflin Co. Zero Coupon,
                      10/15/13 (d).............................        79,688
           50,000    Iron Mountain, Inc. 8.625%, 04/01/13......        53,000
          150,000    Mail-Well I Corp. 9.625%, 03/15/12........       161,250
          175,000    Mail-Well I Corp. (144A) 7.875%, 12/01/13.       159,250
          200,000    R.H. Donnelley, Inc. (144A)
                      10.875%, 12/15/12........................       232,000
          275,000    Resolution Performance Products Corp.
                      13.500%, 11/15/10........................       256,437
          175,000    SITEL Corp. 9.250%, 03/15/06..............       171,500
                                                                -------------
                                                                    1,113,125
                                                                -------------

                     CHEMICALS--1.1%
          140,000    Borden Chemicals & Plastics, L.P.
                      9.500%, 05/01/05 (f) (j).................            14
          225,000    Equistar Chemicals, L.P. 10.625%, 05/01/11       249,750
          275,000    Ethyl Corp. 8.875%, 05/01/10..............       290,125
          175,000    FMC Corp. 10.250%, 11/01/09...............       201,250
           25,000    FMC Corp. 7.750%, 07/01/11................        26,250
           50,000    Huntsman ICI Chemicals, L.L.C.
                      10.125%, 07/01/09........................        51,000
          375,000    Huntsman International Holdings, L.L.C.
                      9.875%, 03/01/09.........................       405,000
          275,000    ISP Chemco, Inc. 10.250%, 07/01/11........       305,938
           25,000    Lyondell Chemical Co. 9.875%, 05/01/07....        26,125
          100,000    Lyondell Chemical Co. 9.500%, 12/15/08....       104,250
          150,000    Lyondell Chemical Co. 11.125%, 07/15/12...       166,125
          200,000    Methanex Corp. 8.750%, 08/15/12...........       225,000
           75,000    Millennium America, Inc. 9.250%, 06/15/08.        80,625
          100,000    Millennium America, Inc. (144A)
                      9.250%, 06/15/08.........................       107,500
          600,000    Potash Corp. 4.875%, 03/01/13.............       574,930

 See accompanying notes to statement of investments and financial statements.

                                    MSF-19

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 CHEMICALS--(CONTINUED)
    $    125,000 Resolution Performance Products, Inc.
                  9.500%, 04/15/10........................... $     128,750
         250,000 Westlake Chemical Corp. 8.750%, 07/15/11....       271,250
                                                              -------------
                                                                  3,213,882
                                                              -------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--2.0%
       1,250,000 Banc of America Large Loan, Inc. (144A)
                  2.139%, 11/15/15 (d).......................     1,264,450
         361,519 CMO Holdings II, Ltd. (144A)
                  6.500%, 08/25/05...........................       361,829
         855,695 Commerce 2001 J2 (144A)
                  5.447%, 07/16/34 (d).......................       873,317
         475,000 Commercial Mortgage Asset Trust
                  7.350%, 01/17/32...........................       536,789
         580,000 Commercial Mortgage Pass-Through Certificate
                  (144A) 2.239%, 11/15/15 (d)................       581,233
      11,940,133 First Union National Bank
                  0.784%, 05/17/32 (d).......................       369,579
       1,250,000 Merit Securities Corp. (144A)
                  2.820%, 09/28/32 (d).......................     1,199,134
         850,000 Structured Asset Securities Corp.
                  2.500%, 08/25/32 (d).......................       854,303
                                                              -------------
                                                                  6,040,634
                                                              -------------

                 COMMERCIAL SERVICES & SUPPLIES--0.0%
          75,000 Allied Waste North America, Inc.
                  8.875%, 04/01/08...........................        82,125
                                                              -------------

                 COMMUNICATIONS SERVICES--2.4%
         200,000 Advanstar Communications, Inc.
                  10.750%, 08/15/10..........................       221,250
          50,000 American Cellular Corp.
                  10.000%, 08/01/11..........................        43,125
          80,000 American Tower Escrow
                  Zero Coupon, 08/01/08......................        58,400
         225,000 American Tower Corp. 9.375%, 02/01/09.......       240,188
         150,000 American Tower Corp. (144A)
                  7.500%, 05/01/12...........................       145,125
         315,105 Avalon Cable, L.L.C.
                  0/11.875%, 12/01/08 (d) (e)................       334,011
         250,000 Centennial Communications Corp.
                  10.125%, 06/15/13..........................       258,125
         325,000 Centennial Communications Corp. (144A)
                  8.125%, 02/01/14...........................       301,438
         275,000 Cincinnati Bell, Inc. 8.375%, 01/15/14......       244,750
          25,000 Crown Castle International Corp.
                  9.375%, 08/01/11...........................        27,500
         225,000 Crown Castle International Corp.
                  10.750%, 08/01/11..........................       252,000
         100,000 CSC Holdings, Inc. 10.500%, 05/15/16........       112,250
         225,000 DIRECTV Holdings, L.L.C. 8.375%, 03/15/13...       248,906
         250,000 Insight Midwest, L.P. 10.500%, 11/01/10.....       272,500
         575,000 Lucent Technologies, Inc. 6.450%, 03/15/29..       444,188
          50,000 Mediacom Broadband, L.L.C.
                  9.500%, 01/15/13...........................        48,250

         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ------------------------------------------------------------------------

                     COMMUNICATIONS SERVICES--(CONTINUED)
     $    175,000    Mediacom Broadband, L.L.C.
                      11.000%, 07/15/13........................ $     186,375
          100,000    Muzak, L.L.C. 10.000%, 02/15/09...........        88,000
          150,000    Muzak, L.L.C. 9.875%, 03/15/09............       115,500
          250,000    Nextel Communications, Inc.
                      6.875%, 10/31/13.........................       247,812
          450,000    Nextel Communications, Inc.
                      7.375%, 08/01/15.........................       454,500
          200,000    Qwest Services Corp. (144A)
                      14.000%, 12/15/10 (d)....................       232,500
          250,000    Qwest Services Corp. (144A)
                      9.125%, 03/15/12 (d).....................       270,000
          325,000    Qwest Services Corp. (144A)
                      14.000%, 12/15/14........................       387,562
          200,000    Radio One, Inc. 8.875%, 07/01/11..........       218,250
          350,000    SBA Communications Corp.
                      10.250%, 02/01/09........................       358,750
          300,000    SBA Communications Corp.
                      0/9.750%, 12/15/11 (e)...................       222,000
          150,000    SpectraSite, Inc. 8.250%, 05/15/10........       154,500
          650,000    Sprint Capital Corp. 8.375%, 03/15/12.....       747,064
          125,000    Triton PCS, Inc. 8.500%, 06/01/13.........       118,125
           50,000    US West Communications, Inc.
                      8.875%, 06/01/31.........................        48,250
           75,000    Western Wireless Corp. 9.250%, 07/15/13...        77,250
                                                                -------------
                                                                    7,178,444
                                                                -------------

                     COMPUTERS & BUSINESS EQUIPMENT--0.1%
          225,000    Seagate Technology HDD Holdings
                      8.000%, 05/15/09.........................       235,125
                                                                -------------

                     CONTAINERS & GLASS--0.6%
          200,000    Anchor Glass Container Corp.
                      11.000%, 02/15/13........................       228,750
          250,000    Berry Plastics Corp. 10.750%, 07/15/12....       277,500
          300,000    Jefferson Smurfit Corp. 8.250%, 10/01/12..       312,000
          375,000    Plastipak Holdings, Inc. 10.750%, 09/01/11       403,125
          125,000    Pliant Corp. 11.125%, 09/01/09............       133,750
          275,000    Radnor Holdings, Inc. 11.000%, 03/15/10...       233,750
           75,000    Stone Container Corp. 9.750%, 02/01/11....        82,500
          250,000    Tekni-Plex, Inc. (144A) 8.750%, 11/15/13..       238,750
                                                                -------------
                                                                    1,910,125
                                                                -------------

                     COSMETICS & PERSONAL CARE--0.1%
          225,000    Jafra Cosmetics International, Inc.
                      10.750%, 05/15/11........................       250,875
                                                                -------------

                     DRUGS & HEATH CARE--0.5%
          225,000    aaiPharma, Inc. 11.500%, 04/01/10 (d).....       187,875
          225,000    Extendicare Health Services, Inc.
                      9.500%, 07/01/10.........................       249,750
          200,000    Vicar Operating, Inc. 9.875%, 12/01/09....       220,000
          825,000    Wyeth (144A) 6.950%, 03/15/11 (d).........       881,042
                                                                -------------
                                                                    1,538,667
                                                                -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-20

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  ELECTRICAL UTILITIES--2.6%
     $     75,000 AES Corp. 9.500%, 06/01/09................ $      80,156
          200,000 AES Corp. 9.375%, 09/15/10................       213,250
          150,000 AES Corp. 7.750%, 03/01/14................       144,188
          975,000 Appalachian Power Co. 5.950%, 05/15/33....       899,025
          225,000 BRL Universal Equipment 8.875%, 02/15/08..       241,031
          250,000 Calpine Canada Energy Finance
                   8.500%, 05/01/08.........................       165,000
           50,000 Calpine Corp. 7.875%, 04/01/08............        32,500
          300,000 Calpine Corp. (144A) 8.500%, 07/15/10.....       248,250
          150,000 Calpine Generating Co., L.L.C. (144A)
                   10.250%, 04/01/11 (d)....................       135,750
          900,000 Duke Energy Co 4.200%, 10/01/08...........       884,230
          475,000 Edison Mission Energy 9.875%, 04/15/11....       495,188
          200,000 El Paso Energy Corp. 7.875%, 06/15/12.....       179,500
           75,000 El Paso Energy Corp. 7.800%, 08/01/31.....        60,188
          475,000 El Paso Energy Corp. 7.750%, 01/15/32.....       381,187
          325,000 Mirant Americas Generation, L.L.C.
                   9.125%, 05/01/31.........................       243,750
          550,000 NRG Energy, Inc. (144A) 8.000%, 12/15/13..       555,500
          850,000 Pinnacle West Capital Corp.
                   6.400%, 04/01/06.........................       893,371
          425,000 Reliant Resources, Inc. 9.500%, 07/15/13..       457,938
          815,000 United Utilities, Plc. 4.550%, 06/19/18...       696,060
          100,000 Williams Cos., Inc. 8.625%, 06/01/10......       110,000
           50,000 Williams Cos., Inc. 7.125%, 09/01/11......        50,750
          100,000 Williams Cos., Inc. 7.625%, 07/15/19......        96,250
          125,000 Williams Cos., Inc. 7.875%, 09/01/21......       120,312
          300,000 Williams Cos., Inc. 8.750%, 03/15/32......       300,000
                                                             -------------
                                                                 7,683,374
                                                             -------------

                  ENERGY--0.3%
          300,000 Allegheny Energy Supply Co., L.L.C. (144A)
                   10.250%, 11/15/07........................       323,250
          250,000 Dynegy Holdings, Inc. 7.125%, 05/15/18....       195,000
          575,000 Dynegy Holdings, Inc. 7.625%, 10/15/26....       445,625
           50,000 Dynegy Holdings, Inc. (144A)
                   9.875%, 07/15/10.........................        53,750
                                                             -------------
                                                                 1,017,625
                                                             -------------

                  ENVIRONMENTAL CONTROL--0.2%
          275,000 Allied Waste North America, Inc.
                   9.250%, 09/01/12.........................       308,000
          150,000 Allied Waste North America, Inc. (144A)
                   7.375%, 04/15/14.........................       145,875
          225,000 Imco Recycling, Inc. 10.375%, 10/15/10....       243,000
          250,000 Safety-Kleen Services, Inc.
                   9.250%, 06/01/08 (f).....................           625
                                                             -------------
                                                                   697,500
                                                             -------------

                  FEDERAL AGENCIES--27.5%
              264 Federal Home Loan Mortgage Corp.
                   11.565%, 06/15/21 (d) (h)................           516
       17,500,000 Federal Home Loan Mortgage Corp.
                   5.000%, TBA..............................    16,887,500

           FACE                                                  VALUE
          AMOUNT                                                (NOTE 1)
       --------------------------------------------------------------------

                       FEDERAL AGENCIES--(CONTINUED)
       $  6,000,000    Federal Home Loan Mortgage Corp.
                        5.500%, TBA.......................... $   5,971,872
            597,731    Federal National Mortgage Association
                        7.408%, 01/17/13 (d).................       610,892
             11,255    Federal National Mortgage Association
                        10.400%, 04/25/19....................        12,715
            443,431    Federal National Mortgage Association
                        8.500%, 08/01/19.....................       489,441
             61,644    Federal National Mortgage Association
                        6.500%, 03/01/26.....................        64,509
              9,352    Federal National Mortgage Association
                        7.000%, 05/01/26.....................         9,895
             20,497    Federal National Mortgage Association
                        8.000%, 08/01/27.....................        22,451
             16,333    Federal National Mortgage Association
                        7.500%, 12/01/29.....................        17,472
             30,233    Federal National Mortgage Association
                        7.500%, 06/01/30.....................        32,339
             31,444    Federal National Mortgage Association
                        7.500%, 08/01/30.....................        33,621
            164,596    Federal National Mortgage Association
                        7.500%, 11/01/30.....................       176,450
             60,984    Federal National Mortgage Association
                        7.500%, 01/01/31.....................        65,205
            956,023    Federal National Mortgage Association
                        8.000%, 01/01/31.....................     1,040,651
             17,520    Federal National Mortgage Association
                        7.500%, 02/01/31.....................        18,781
             15,434    Federal National Mortgage Association
                        7.500%, 03/01/31.....................        16,506
          3,000,000    Federal National Mortgage Association
                        4.500%, TBA..........................     2,805,000
         14,375,000    Federal National Mortgage Association
                        5.000%, TBA..........................    13,880,859
         17,000,000    Federal National Mortgage Association
                        5.500%, TBA..........................    16,915,000
         13,000,000    Federal National Mortgage Association
                        6.000%, TBA..........................    13,268,125
         10,000,000    Federal National Mortgage Association
                        7.000%, TBA..........................    10,543,750
                                                              -------------
                                                                 82,883,550
                                                              -------------

                       FINANCE & BANKING--1.2%
            650,000    Bank America Corp. 4.875%, 09/15/12...       633,335
            675,000    CIT Group, Inc. 7.750%, 04/02/12......       769,804
            325,000    Ford Motor Credit Co. 7.875%, 06/15/10       353,621
          1,275,000    General Electric Capital Corp.
                        6.000%, 06/15/12.....................     1,345,492
            525,000    General Motors Acceptance Corp.
                        6.875%, 09/15/11.....................       538,281
                                                              -------------
                                                                  3,640,533
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-21

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  FINANCIAL SERVICES--3.5%
     $     47,286 Ahold Lease USA, Inc. 7.820%, 01/02/20.... $      46,695
          118,000 Alamosa Delaware, Inc.
                   0/12.000%, 07/31/09 (e)..................       113,870
          146,000 Alamosa Delaware, Inc. 11.000%, 07/31/10..       159,140
          175,000 Athena Neuro Finance, L.L.C.
                   7.250%, 02/21/08.........................       174,125
          200,000 BCP Caylux Holdings, S.C.A. (144A)
                   9.625%, 06/15/14.........................       207,250
          550,000 Boston Properties, L.P. 6.250%, 01/15/13..       576,830
          700,000 Capital One Financial Corp.
                   7.250%, 05/01/06.........................       742,720
        1,100,000 Countrywide Funding Corp.
                   4.000%, 03/22/11.........................     1,025,970
          265,275 Hollinger Participation Trust (144A)
                   12.125%, 11/15/10........................       309,045
          850,000 Household Finance Corp. 6.750%, 05/15/11..       928,882
          200,000 Huntsman Advanced Materials, L.L.C. (144A)
                   11.000%, 07/15/10........................       225,500
          600,000 Independence Community Bank Corp.
                   3.500%, 06/20/13 (d).....................       570,965
          575,000 International Lease Finance Corp.
                   4.375%, 11/01/09.........................       565,073
          875,000 J.P. Morgan Chase & Co. 6.625%, 03/15/12..       946,144
          875,000 Lombardy Region 5.804%, 10/25/32..........       857,056
          900,000 MBNA Corp. 4.625%, 09/15/08...............       902,888
          580,000 Novastar Finance, Inc.
                   2.275%, 06/25/34 (d).....................       580,834
          625,000 Standard Chartered Bank (144A)
                   8.000%, 05/30/31.........................       738,857
          425,000 United Industries Corp. (144A)
                   9.875%, 04/01/09.........................       442,000
          500,000 WMC Finance USA 5.125%, 05/15/13..........       480,283
                                                             -------------
                                                                10,594,127
                                                             -------------

                  FOOD & BEVERAGES--0.8%
          300,000 Cole National Group, Inc.
                   8.875%, 05/15/12.........................       320,250
          125,000 Del Monte Corp. 9.250%, 05/15/11..........       136,563
          100,000 Del Monte Corp. 8.625%, 12/15/12..........       107,750
          200,000 Hines Nurseries, Inc. 10.250%, 10/01/11...       218,000
          260,000 Kraft Foods, Inc. 5.625%, 11/01/11........       264,496
           29,952 Nutritional Sourcing Corp.
                   10.125%, 08/01/09........................        19,768
          225,000 Pinnacle Foods Holding Corp. (144A)
                   8.250%, 12/01/13.........................       217,125
          400,000 Safeway, Inc. 7.250%, 02/01/31............       421,454
          375,000 Sbarro, Inc. 11.000%, 09/15/09............       328,125
          250,000 Swift & Co. 10.125%, 10/01/09.............       266,875
                                                             -------------
                                                                 2,300,406
                                                             -------------

                  FOOD PRODUCTS--0.1%
          225,000 Carrols Corp. 9.500%, 12/01/08............       232,875
                                                             -------------

                  FOREIGN GOVERNMENT--10.3%
        5,100,000 Bundes Republic of Deutschland
                   5.250%, 01/04/11, (EUR)..................     6,673,882

         FACE                                                    VALUE
        AMOUNT                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  FOREIGN GOVERNMENT--(CONTINUED)
     $  5,600,000 Federal Republic of Germany
                   4.250%, 02/15/08, (EUR)................... $   7,032,137
        4,100,000 Government of France
                   3.500%, 01/12/08, (EUR)...................     5,027,789
        4,900,000 Kingdom of Netherlands
                   5.000%, 07/15/11, (EUR)...................     6,322,631
        4,400,000 Republic of Finland 5.750%, 02/23/11,
                   (EUR).....................................     5,897,745
                                                              -------------
                                                                 30,954,184
                                                              -------------

                  FOREST PRODUCTS & PAPER--0.3%
          125,000 Bowater, Inc. 6.500%, 06/15/13.............       117,596
          200,000 Buckeye Technologies, Inc.
                   9.250%, 09/15/08..........................       196,000
           75,000 Buckeye Technologies, Inc.
                   8.000%, 10/15/10..........................        68,813
          250,000 Newark Group, Inc. (144A)
                   9.750%, 03/15/14..........................       239,375
          275,000 Smurfit Capital 7.500%, 11/20/25...........       257,125
                                                              -------------
                                                                    878,909
                                                              -------------

                  GAS & OIL--1.7%
          375,000 Devon Financing Corp. 6.875%, 09/30/11.....       408,246
          275,000 Exco Resources, Inc. 7.250%, 01/15/11......       279,125
          325,000 Forest Oil Corp. 8.000%, 12/15/11..........       348,562
          225,000 Hanover Compressor Co.
                   Zero Coupon, 03/31/07.....................       177,750
          400,000 Magnum Hunter Resources, Inc.
                   9.600%, 03/15/12..........................       440,000
          925,000 Nexen, Inc. 5.050%, 11/20/13...............       887,123
          120,000 Parker Drilling Co. 5.500%, 08/01/04.......       119,400
          200,000 Petronas Capital, Ltd. (144A)
                   7.000%, 05/22/12..........................       218,061
          250,000 Plains Exploration & Production Co. (144A)
                   7.125%, 06/15/14..........................       254,375
          900,000 Precision Drilling Corp. 5.625%, 06/01/14..       905,240
           50,000 Pride International, Inc. 10.000%, 06/01/09        52,750
          275,000 Stone Energy Corp. 8.250%, 12/15/11........       286,688
          535,000 Valero Energy Corp. 4.750%, 06/15/13.......       503,065
          125,000 Vintage Petroleum, Inc. 7.875%, 05/15/11...       128,125
                                                              -------------
                                                                  5,008,510
                                                              -------------

                  HEALTH CARE--1.4%
          275,000 Ameripath, Inc. 10.500%, 04/01/13..........       277,750
          275,000 Eye Care Centers of America, Inc.
                   9.125%, 05/01/08..........................       277,750
          275,000 Genesis Healthcare Corp. (144A)
                   8.000%, 10/15/13..........................       280,500
          900,000 Humana, Inc. 6.300%, 08/01/18..............       890,038
          125,000 Icon Health & Fitness, Inc.
                   11.250%, 04/01/12.........................       136,250
          175,000 Insight Health Services Corp.
                   9.875%, 11/01/11..........................       187,250
          100,000 Medical Device Manufacturing, Inc. (144A)
                   10.000%, 07/15/12.........................       102,000

 See accompanying notes to statement of investments and financial statements.

                                    MSF-22

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  HEALTH CARE--(CONTINUED)
     $    200,000 Psychiatric Solutions, Inc.
                   10.625%, 06/15/13........................ $     227,500
          125,000 Rite Aid Corp. 11.250%, 07/01/08..........       137,812
          300,000 Tenet Healthcare Corp. 7.375%, 02/01/13...       271,500
          125,000 Tenet Healthcare Corp. 6.875%, 11/15/31...        98,125
           50,000 Tenet Healthcare Corp. (144A)
                   9.875%, 07/01/14.........................        50,875
          225,000 Vanguard Health Systems, Inc.
                   9.750%, 08/01/11.........................       243,562
          300,000 VWR International, Inc. (144A)
                   8.000%, 04/15/14.........................       307,500
          800,000 Wellpoint Health Networks, Inc.
                   6.375%, 01/15/12.........................       856,194
                                                             -------------
                                                                 4,344,606
                                                             -------------

                  HOTELS & RESTAURANTS--0.7%
          250,000 Courtyard Marriott, Ltd. 10.750%, 02/01/08       250,625
           58,000 Felcor Lodging, L.P. 10.000%, 09/15/08 (d)        61,190
          147,000 HMH Properties, Inc. 7.875%, 08/01/08.....       150,675
           75,000 Host Marriot, L.P. 8.375%, 02/15/06.......        79,125
          100,000 Host Marriot, L.P. 9.500%, 01/15/07.......       109,250
          325,000 Inn of the Mountain Gods Resort (144A)
                   12.000%, 11/15/10........................       360,750
          250,000 John Q Hammons Hotels, L.P.
                   8.875%, 05/15/12.........................       271,250
          225,000 Park Place Entertainment Corp.
                   9.375%, 02/15/07.........................       244,406
           50,000 Park Place Entertainment Corp.
                   8.125%, 05/15/11.........................        53,063
          125,000 Prime Hospitality Corp. 8.375%, 05/01/12..       129,063
          175,000 Sun International Hotels, Ltd.
                   8.875%, 08/15/11.........................       186,812
          125,000 Venetian Casino Resort, L.L.C.
                   11.000%, 06/15/10........................       144,375
                                                             -------------
                                                                 2,040,584
                                                             -------------

                  HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.1%
          150,000 Sealy Mattress Co. (144A)
                   8.250%, 06/15/14.........................       150,750
          163,000 Tempur-Pedic, Inc. 10.250%, 08/15/10......       183,783
          100,000 Winsloew Furniture, Inc. 12.750%, 08/15/07        82,500
                                                             -------------
                                                                   417,033
                                                             -------------

                  HOUSEHOLD PRODUCTS--0.2%
          390,000 Home Interiors & Gifts, Inc.
                   10.125%, 06/01/08........................       386,100
           86,000 Windmere-Durable Holdings, Inc.
                   10.000%, 07/31/08........................        86,860
                                                             -------------
                                                                   472,960
                                                             -------------

                  INDUSTRIAL MACHINERY--0.2%
          125,000 Brand Services, Inc. 12.000%, 10/15/12....       142,500
           25,000 Case New Holland, Inc. (144A)
                   9.250%, 08/01/11.........................        26,250

        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
    ------------------------------------------------------------------------

                 INDUSTRIAL MACHINERY--(CONTINUED)
    $    150,000 Flowserve Corp. 12.250%, 08/15/10............ $     169,875
         100,000 NMHG Holding Co. 10.000%, 05/15/09...........       110,000
         225,000 Terex Corp. 10.375%, 04/01/11................       250,875
                                                               -------------
                                                                     699,500
                                                               -------------

                 INVESTMENT BROKERAGE--0.2%
         625,000 Morgan Stanley Dean Witter & Co.
                  6.600%, 04/01/12............................       672,852
                                                               -------------

                 LEISURE--0.8%
         300,000 Argosy Gaming Co. (144A)
                  7.000%, 01/15/14............................       292,500
         300,000 Boyd Gaming Corp. (144A)
                  6.750%, 04/15/14............................       282,750
          75,000 Chumash Casino & Resort Enterprises
                  9.000%, 07/15/10 (d)........................        81,375
         750,000 Entergy Gulf Systems, Inc.
                  6.200%, 07/01/33............................       691,655
         250,000 Pinnacle Entertainment, Inc.
                  8.750%, 10/01/13............................       248,125
         300,000 Station Casinos, Inc. 6.875%, 03/01/16.......       288,750
         225,000 Turning Stone Casino Resort Enterprise (144A)
                  9.125%, 12/15/10............................       235,125
         300,000 Ubquitel Operating Co.
                  Zero Coupon, 04/15/10 (d)...................       297,000
                                                               -------------
                                                                   2,417,280
                                                               -------------

                 MEDIA--1.7%
         375,000 AOL Time Warner, Inc. 7.625%, 04/15/31.......       405,803
         350,000 Cablevision Systems Corp. (144A)
                  5.670%, 04/01/09 (d)........................       358,750
         350,000 Cablevision Systems Corp. (144A)
                  8.000%, 04/15/12............................       344,750
         175,000 Charter Communication Holdings, L.L.C.
                  8.250%, 04/01/07............................       160,125
          50,000 Charter Communication Holdings, L.L.C.
                  8.625%, 04/01/09............................        39,875
         625,000 Charter Communication Holdings, L.L.C.
                  10.000%, 04/01/09...........................       521,875
         200,000 Charter Communication Holdings, L.L.C.
                  Zero Coupon, 01/15/10 (d)...................       160,500
         275,000 Charter Communication Holdings, L.L.C.
                  0/11.750%, 05/15/11 (e).....................       178,063
          70,000 Charter Communication Holdings, L.L.C.
                  10.000%, 05/15/11...........................        55,475
          75,000 Charter Communication Holdings, L.L.C.
                  Zero Coupon, 01/15/12 (d)...................        44,625
         300,000 Cinemark, Inc. (144A)
                  Zero Coupon, 03/15/14 (d)...................       195,750
         800,000 Cox Communications, Inc.
                  7.750%, 11/01/10............................       906,858
         250,000 Dex Media West, L.L.C. 9.875%, 08/15/13......       274,375
         225,000 Dex Media, Inc. (144A)
                  Zero Coupon, 11/15/13 (d)...................       145,125

 See accompanying notes to statement of investments and financial statements.

                                    MSF-23

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

      FACE                                                         VALUE
     AMOUNT                                                       (NOTE 1)
  ---------------------------------------------------------------------------

               MEDIA--(CONTINUED)
  $    150,000 Interep National Radio Sales, Inc.
                10.000%, 07/01/08.............................. $     124,500
       250,000 Lodgenet Entertainment Corp.
                9.500%, 06/15/13...............................       273,125
       225,000 Nextmedia Operating, Inc. 10.750%, 7/1/11.......       251,156
       675,000 The Walt Disney Co. 6.200%, 06/20/14............       707,140
                                                                -------------
                                                                    5,147,870
                                                                -------------

               METALS & MINING--0.3%
       350,000 Alaska Steel Corp. 7.875%, 02/15/09.............       327,250
       200,000 Compass Minerals Group, Inc.
                10.000%, 08/15/11..............................       222,000
       200,000 Ispat Inland ULC (144A) 9.750%, 04/01/14........       206,000
                                                                -------------
                                                                      755,250
                                                                -------------

               REAL ESTATE--0.0%
        75,000 Meristar Hospitality Operating Partnership, L.P.
                10.500%, 06/15/09..............................        79,875
                                                                -------------

               RETAIL--0.2%
       250,000 Doane Pet Care Co. 9.750%, 05/15/07.............       230,625
        50,000 Doane Pet Care Co. 10.750%, 03/01/10............        52,750
        75,000 Leslies Poolmart, Inc. 10.375%, 07/15/08........        76,500
       350,000 NEBCO Evans Holdings Co.
                0/12.375%, 07/15/07 (e) (g) (i)................             0
       125,000 Petco Animal Supplies, Inc.
                10.750%, 11/01/11..............................       140,000
       150,000 Pilgrim's Pride Corp. 9.250%, 11/15/13..........       159,750
                                                                -------------
                                                                      659,625
                                                                -------------

               SEMICONDUCTORS--0.1%
       175,000 Amkor Technologies, Inc.
                10.500%, 05/01/09..............................       183,750
        50,000 Amkor Technologies, Inc. (144A)
                7.125%, 03/15/11...............................        46,875
                                                                -------------
                                                                      230,625
                                                                -------------

               TECHNOLOGY--0.0%
       125,000 Applied Extrusion Technologies, Inc.
                10.750%, 07/01/11..............................        81,250
                                                                -------------

               TELECOMMUNICATIONS--0.3%
       425,000 AT&T Broadband Corp. 8.375%, 03/15/13...........       498,927
       400,000 AT&T Wireless Services, Inc.
                8.750%, 03/01/31...............................       487,667
                                                                -------------
                                                                      986,594
                                                                -------------

               TRANSPORTATION--0.2%
       200,000 Holt Group, Inc. 9.750%, 01/15/06 (f)...........           250
       675,000 Union Pacific Corp. 3.625%, 06/01/10............       634,777
                                                                -------------
                                                                      635,027
                                                                -------------

           FACE                                                   VALUE
          AMOUNT                                                 (NOTE 1)
       ---------------------------------------------------------------------

                       U.S. TREASURY--11.2%
       $    200,000    United States Treasury Bonds
                        6.125%, 11/15/27...................... $     219,164
            910,000    United States Treasury Bonds
                        5.500%, 08/15/28......................       921,908
          2,000,000    United States Treasury Bonds
                        5.250%, 11/15/28......................     1,959,454
          1,000,000    United States Treasury Bonds
                        6.125%, 08/15/29......................     1,100,000
            125,000    United States Treasury Bonds
                        5.375%, 02/15/31......................       126,070
          4,000,000    United States Treasury Notes
                        5.750%, 11/15/05......................     4,182,344
          3,000,000    United States Treasury Notes
                        4.625%, 05/15/06......................     3,106,290
         11,500,000    United States Treasury Notes
                        3.125%, 04/15/09......................    11,173,423
         11,430,000    United States Treasury Notes
                        4.000%, 02/15/14......................    10,893,327
                                                               -------------
                                                                  33,681,980
                                                               -------------

                       YANKEE--12.9%
            175,000    Bowater Canada Finance Corp.
                        7.950%, 11/15/11......................       180,771
            650,000    Corporacion Andina de Fomento
                        6.875%, 03/15/12......................       698,754
            725,000    Domtar, Inc. 5.375%, 12/01/13..........       689,403
          2,014,131    Federal Republic of Brazil
                        2.125%, 04/15/12 (d)..................     1,694,488
          5,899,037    Federal Republic of Brazil
                        8.000%, 04/15/14 (d)..................     5,408,827
            285,000    Federal Republic of Brazil
                        10.125%, 05/15/27.....................       253,650
            780,000    Federal Republic of Brazil
                        12.250%, 03/06/30.....................       815,100
            275,000    Federal Republic of Brazil
                        11.000%, 08/17/40.....................       259,187
          1,450,000    Government of Russia 11.000%, 07/24/18.     1,828,958
            250,000    JSG Funding, Plc. 9.625%, 10/01/12.....       273,750
          1,252,941    Kingdom of Morocco 2.031%, 01/01/09 (d)     1,227,882
            546,429    National Republic of Bulgaria
                        2.000%, 07/28/12 (d)..................       544,735
            250,000    Republic of Argentina
                        2.313%, 03/31/23 (d) (g)..............       126,250
            575,000    Republic of Bulgaria 8.250%, 01/15/15..       669,731
            500,000    Republic of Colombia 10.000%, 01/23/12.       517,500
            310,000    Republic of Colombia 8.375%, 02/15/27..       251,100
            100,000    Republic of Columbia 10.750%, 01/15/13.       106,500
            300,000    Republic of Columbia 8.125%, 05/21/24..       243,000
            250,000    Republic of Columbia 10.375%, 01/28/33.       242,500
          1,625,000    Republic of Ecuador 12.000%, 11/15/12..     1,464,125
            400,000    Republic of Malaysia 7.500%, 07/15/11..       452,000
            725,000    Republic of Panama 9.625%, 02/08/11....       802,938
            425,000    Republic of Panama 9.375%, 01/16/23....       433,500
            825,000    Republic of Panama 8.875%, 09/30/27....       800,250
            250,000    Republic of Peru 9.125%, 02/21/12......       256,250
            175,000    Republic of Peru 9.875%, 02/06/15......       182,875
            341,250    Republic of Peru 5.000%, 03/07/17 (d)..       295,181

 See accompanying notes to statement of investments and financial statements.

                                    MSF-24

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     ------------------------------------------------------------------------

                     YANKEE--(CONTINUED)
     $  1,050,000    Republic of Philippines 8.375%, 03/12/09.. $   1,092,000
          700,000    Republic of Philippines 10.625%, 3/16/25..       724,500
          500,000    Republic of Turkey 9.000%, 06/30/11.......       501,875
          550,000    Republic of Turkey 11.500%, 01/23/12......       616,000
          565,000    Republic of Turkey 11.000%, 01/14/13......       615,850
          666,642    Republic of Venezuela 2.750%, 12/18/07 (d)       634,576
          375,000    Republic of Venezuela 5.375%, 08/07/10....       296,813
          900,000    Republic of Venezuela 6.750%, 03/31/20....       792,000
          200,000    Republic of Venezuela 9.250%, 09/15/27....       169,000
          325,000    Republic of Venezuela 9.375%, 01/13/34....       274,625
          275,000    Rhodia S.A. (144A) 7.625%, 06/01/10.......       248,875
           50,000    Rhodia S.A. (144A) 8.875%, 06/01/11.......        42,250
          675,000    Russian Federation 8.250%, 03/31/10.......       728,528
        4,895,000    Russian Federation
                      0/5.000%, 03/31/30 (d) (e)...............     4,476,477
          315,000    Telewest Communications, Plc.
                      0/11.375%, 02/01/10 (d) (e)..............       138,600
          450,000    Tembec Industries, Inc. 8.625%, 06/30/09..       455,625
          450,000    United Mexican States 8.375%, 01/14/11....       508,050
        1,000,000    United Mexican States 7.500%, 01/14/12....     1,077,500
        1,839,000    United Mexican States 5.875%, 01/15/14....     1,767,279
          700,000    United Mexican States 6.625%, 03/03/15....       694,750
        2,025,000    United Mexican States 8.300%, 08/15/31....     2,121,187
           49,000    Yell Finance BV
                      0/13.500%, 08/01/11 (d) (e)..............        46,060
                                                                -------------
                                                                   38,741,625
                                                                -------------
                     Total Bonds & Notes
                      (Identified Cost $275,884,307)...........   275,498,525
                                                                -------------

     COMMON STOCKS--0.4%
        SHARES
     ------------------------------------------------------------------------

                     COMMERCIAL SERVICES & SUPPLIES--0.0%
            8,621    Indesco International, Inc................        47,416
                                                                -------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
            7,093    NTL, Inc. (b).............................       408,698
            4,644    SpectraSite, Inc. (b).....................       200,714
                                                                -------------
                                                                      609,412
                                                                -------------

                     MEDIA--0.2%
           59,036    UnitedGlobalCom, Inc. (Class A) (b).......       428,601
                                                                -------------
                     Total Common Stocks
                      (Identified Cost $1,044,576).............     1,085,429
                                                                -------------








     PREFERRED STOCKS--0.1%
     ------------------------------------------------------------------------

                     DIVERSIFIED FINANCIAL SERVICES--0.0%
              840    TCR Holdings (Class B) (b)................             1
              462    TCR Holdings (Class C) (b) (j)............             0
            1,219    TCR Holdings (Class D) (b)................             1
            2,521    TCR Holdings (Class E) (b)................             3
                                                                -------------
                                                                            5
                                                                -------------

PREFERRED STOCKS--(CONTINUED)

                                                                     VALUE
       SHARES                                                       (NOTE 1)
    ---------------------------------------------------------------------------

                    WIRELESS TELECOMMUNICATION SERVICES--0.1%
             374    Alamosa Holdings, Inc........................ $     220,335
                                                                  -------------
                    Total Preferred Stocks
                     (Identified Cost $110,256)..................       220,340
                                                                  -------------

    UNITS--0.0%
    ---------------------------------------------------------------------------

                    DIVERSIFIED FINANCIAL SERVICES--0.0%
         229,692    ContiFinancial Corp. (Liquidating Unit Trust)         4,020
                                                                  -------------
                    Total Units
                     (Identified Cost $0)........................         4,020
                                                                  -------------

    WARRANTS--0.0%
    ---------------------------------------------------------------------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
              80    American Tower Corp. (144A)..................        15,240
                                                                  -------------

                    WIRELESS TELECOMMUNICATION SERVICES--0.0%
             125    Leap Wireless International, Inc.
                     (144A) (b)..................................             1
                                                                  -------------

                    YANKEE--0.0%
           3,750    Republic of Venezuela (b) (j)................             0
                                                                  -------------
                    Total Warrants
                     (Identified Cost $45,510)...................        15,241
                                                                  -------------



























    SHORT TERM INVESTMENTS--33.7%
        FACE
       AMOUNT
    ---------------------------------------------------------------------------

                    COMMERCIAL PAPER--20.7%
    $  7,075,000    Beethoven Funding Corp.
                     1.250%, 07/15/04............................ $   7,071,561
       3,535,000    DaimlerChrysler North America Holdings Corp.
                     1.340%, 07/15/04............................     3,533,158
       3,535,000    Four Winds Funding Corp.
                     1.280%, 7/15/04.............................     3,533,240
       3,535,000    General Motors Acceptance Corp.
                     1.350%, 7/15/04.............................     3,533,144
       7,075,000    Giro Multi Funding Corp.
                     1.240%, 7/14/04.............................     7,071,832
       3,601,000    Hannover Funding Co.
                     1.230%, 07/15/04............................     3,599,278
       7,075,000    Nieuw Amsterdam Receivables
                     1.220%, 7/15/04.............................     7,071,643
       7,075,000    Regency Markets, L.L.C.
                     1.240%, 07/14/04............................     7,071,832
       6,939,000    Surrey Funding Corp.
                     1.230%, 07/14/04............................     6,935,918
       7,075,000    Tasman Funding, Inc.
                     1.240%, 07/15/04............................     7,071,588

 See accompanying notes to statement of investments and financial statements.

                                    MSF-25

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

SHORT TERM INVESTMENTS--(CONTINUED)

          FACE                                                     VALUE
         AMOUNT                                                   (NOTE 1)
      -----------------------------------------------------------------------

                      COMMERCIAL PAPER--(CONTINUED)
      $  5,863,000    Victory Receivable Corp. 1.250%, 7/15/04 $   5,860,150
                                                               -------------
                                                                  62,353,344
                                                               -------------

                      DISCOUNT NOTES--13.0%
        39,327,000    Federal Home Loan Bank 1.250%, 07/01/04.    39,327,000
                                                               -------------
                      Total Short Term Investments
                       (Identified Cost $101,680,344).........   101,680,344
                                                               -------------
                      Total Investments--125.7%
                       (Identified Cost $378,764,993) (a).....   378,503,899
                      Other assets less liabilities...........   (77,286,132)
                                                               -------------
                      TOTAL NET ASSETS--100%.................. $ 301,217,767
                                                               =============

FORWARD CONTRACTS

                                                     LOCAL     AGGREGATE
                                                   CURRENCY      FACE          TOTAL       UNREALIZED
CURRENCY CONTRACT                   DELIVERY DATE   AMOUNT       VALUE         VALUE      DEPRECIATION
-----------------                   ------------- ----------  ----------- --------------- -------------
Euro (sold)........................   08/25/04    25,912,951  $30,862,325   $31,533,648     $(671,323)
                                                                                            =========

FUTURES CONTRACTS
                                                                                           UNREALIZED
                                     EXPIRATION    NUMBER OF   CONTRACT   VALUATION AS OF APPRECIATION/
FUTURES CONTRACT LONG                   DATE       CONTRACTS    AMOUNT       06/30/04     DEPRECIATION
---------------------               ------------- ----------  ----------- --------------- -------------
U.S. Treasury Bond Futures.........   09/21/04            53  $ 5,534,627   $ 5,637,875     $ 103,248

FUTURES CONTRACT SHORT
----------------------
U.S. Treasury Notes 5 Year Futures.   09/21/04           (20)   2,156,774     2,173,750       (16,976)
U.S. Treasury Notes 10 Year Futures   09/21/04          (157)  16,971,306    17,164,516      (193,210)
                                                                                            ---------
Net Unrealized Depreciation........                                                         $(106,938)
                                                                                            =========

 See accompanying notes to statement of investments and financial statements.

                                    MSF-26

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value......................             $378,503,899
       Foreign cash at value
        (Identified cost $576,176)...............                  588,035
       Receivable for:
        Securities sold..........................                   98,242
        Fund shares sold.........................                  906,968
        Dividends and interest...................                3,530,253
                                                              ------------
         Total Assets............................              383,627,397
     LIABILITIES
       Payable for:
        Fund shares redeemed..................... $   675,320
        Securities purchased.....................  80,688,137
        Open forward currency contracts--net.....     671,323
        Futures variation margin.................      68,230
        Due to custodian bank....................      29,481
       Accrued expenses:
        Management fees..........................     158,561
        Service and distribution fees............      18,204
        Deferred trustees fees...................      15,841
        Other expenses...........................      84,533
                                                  -----------
         Total Liabilities.......................               82,409,630
                                                              ------------
     NET ASSETS..................................             $301,217,767
                                                              ============
       Net assets consist of:
        Capital paid in..........................             $293,639,827
        Undistributed net investment income......                5,798,332
        Accumulated net realized gains (losses)..                2,812,728
        Unrealized appreciation (depreciation)
         on investments, futures contracts and
         foreign currency........................               (1,033,120)
                                                              ------------
     NET ASSETS..................................             $301,217,767
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($156,412,824 divided by
      12,816,694 shares outstanding).............             $      12.20
                                                              ============
     CLASS B
     Net asset value and redemption price per
      share ($10,933,232 divided by 898,196
      shares outstanding)........................             $      12.17
                                                              ============
     CLASS E
     Net asset value and redemption price per
      share ($133,871,711 divided by
      10,995,496 shares outstanding).............             $      12.18
                                                              ============
     Identified cost of investments..............             $378,764,993
                                                              ============












STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Interest................................              $ 6,246,681
                                                              -----------
      EXPENSES
        Management fees......................... $   905,758
        Service and distribution fees--Class B..       3,826
        Service and distribution fees--Class E..      89,902
        Directors' fees and expenses............      10,648
        Custodian...............................     106,487
        Audit and tax services..................      12,471
        Legal...................................       3,537
        Printing................................      40,359
        Insurance...............................       2,230
        Miscellaneous...........................         369
                                                 -----------
        Total expenses..........................                1,175,587
                                                              -----------
      NET INVESTMENT INCOME.....................                5,071,094
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................   2,795,648
        Futures contracts--net..................    (250,872)
        Foreign currency transactions--net......     934,724    3,479,500
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  (9,679,298)
        Futures contracts--net..................     (31,063)
        Foreign currency transactions--net......      18,779   (9,691,582)
                                                 -----------  -----------
      Net gain (loss)...........................               (6,212,082)
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $(1,140,988)
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-27

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  5,071,094  $  8,913,349
  Net realized gain (loss)..........................................    3,479,500     5,807,993
  Unrealized appreciation (depreciation)............................   (9,691,582)    7,538,541
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   (1,140,988)   22,259,883
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (4,722,566)   (2,876,715)
    Class B.........................................................      (18,942)         (105)
    Class E.........................................................   (3,832,724)     (839,597)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (8,574,232)   (3,716,417)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   61,090,017    83,214,708
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   51,374,797   101,758,174

NET ASSETS
  Beginning of the period...........................................  249,842,970   148,084,796
                                                                     ------------  ------------
  End of the period................................................. $301,217,767  $249,842,970
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  5,798,332  $  9,301,470
                                                                     ============  ============



































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,828,295  $ 22,965,928   4,673,180  $ 56,354,490
  Reinvestments...............................................    384,887     4,722,566     245,035     2,876,715
  Redemptions................................................. (1,573,113)  (19,686,341) (3,411,367)  (41,120,318)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    640,069  $  8,002,153   1,506,848  $ 18,110,887
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    978,591  $ 11,888,044      22,627  $    276,881
  Reinvestments...............................................      1,545        18,942           9           105
  Redemptions.................................................   (103,236)   (1,245,889)     (1,532)      (18,788)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    876,900    10,661,097      21,104  $    258,198
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  4,339,659  $ 54,508,002   6,505,607  $ 78,932,700
  Reinvestments...............................................    312,875     3,832,724      71,577       839,597
  Redemptions................................................. (1,288,641)  (15,913,959) (1,226,874)  (14,926,674)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,363,893  $ 42,426,767   5,350,310  $ 64,845,623
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  4,880,862  $ 61,090,017   6,878,262  $ 83,214,708
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-28

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                     CLASS A
                                                          ------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    ----------------------------------------------
                                                              2004        2003      2002      2001      2000     1999
                                                          ----------    --------  --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  12.61     $  11.44  $  11.20  $  11.42  $ 10.67  $ 11.43
                                                           --------     --------  --------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.21         0.51      0.69      0.70     0.77     0.95
  Net realized and unrealized gain (loss) on investments.     (0.24)        0.92      0.35      0.04    (0.02)   (0.78)
                                                           --------     --------  --------  --------  -------  -------
  Total from investment operations.......................     (0.03)        1.43      1.04      0.74     0.75     0.17
                                                           --------     --------  --------  --------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.38)       (0.26)    (0.80)    (0.96)    0.00    (0.93)
                                                           --------     --------  --------  --------  -------  -------
  Total distributions....................................     (0.38)       (0.26)    (0.80)    (0.96)    0.00    (0.93)
                                                           --------     --------  --------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD...........................  $  12.20     $  12.61  $  11.44  $  11.20  $ 11.42  $ 10.67
                                                           ========     ========  ========  ========  =======  =======
TOTAL RETURN (%).........................................      (0.3)(b)     12.6       9.6       6.6      7.0      1.4
Ratio of operating expenses to average net assets (%)....      0.78 (c)     0.81      0.85      0.84     0.78     0.81
Ratio of net investment income to average net assets (%).      3.70 (c)     4.66      6.25      6.44     6.90     8.15
Portfolio turnover rate (%)..............................       387 (c)      329       239       248      360      224
Net assets, end of period (000)..........................  $156,413     $153,549  $122,023  $109,448  $95,434  $94,910

                                                               CLASS B
                                              ---------------------------------------
                                              SIX MONTHS                JULY 30, 2002(A)
                                                ENDED       YEAR ENDED      THROUGH
                                               JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                 2004          2003           2002
                                              ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $ 12.58        $11.41         $10.43
                                               -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.27          0.23           0.14
  Net realized and unrealized gain (loss) on
   investments...............................    (0.32)         1.19           0.84
                                               -------        ------         ------
  Total from investment operations...........    (0.05)         1.42           0.98
                                               -------        ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.36)        (0.25)          0.00
                                               -------        ------         ------
  Total distributions........................    (0.36)        (0.25)          0.00
                                               -------        ------         ------
NET ASSET VALUE, END OF PERIOD...............  $ 12.17        $12.58         $11.41
                                               =======        ======         ======
TOTAL RETURN (%).............................     (0.4)(b)      12.6            9.4(b)
Ratio of operating expenses to average
 net assets (%)..............................     1.03 (c)      1.06           1.10(c)
Ratio of net investment income to average
 net assets (%)..............................     3.57 (c)      3.95           5.66(c)
Portfolio turnover rate (%)..................      387 (c)       329            239
Net assets, end of period (000)..............  $10,933        $  268         $    2




                                                                CLASS E
                                             ---------------------------------------------
                                              SIX MONTHS                      MAY 1, 2001(A)
                                                ENDED         YEAR ENDED         THROUGH
                                               JUNE 30,      DECEMBER 31,      DECEMBER 31,
                                                 2004        2003     2002         2001
                                             ----------    -------  -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD......... $  12.58     $ 11.42  $ 11.20       $10.80
                                              --------     -------  -------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.14        0.42     0.73         0.10
  Net realized and unrealized gain (loss) on
   investments...............................    (0.17)       0.99     0.29         0.30
                                              --------     -------  -------       ------
  Total from investment operations...........    (0.03)       1.41     1.02         0.40
                                              --------     -------  -------       ------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.37)      (0.25)   (0.80)        0.00
                                              --------     -------  -------       ------
  Total distributions........................    (0.37)      (0.25)   (0.80)        0.00
                                              --------     -------  -------       ------
NET ASSET VALUE, END OF PERIOD............... $  12.18     $ 12.58  $ 11.42       $11.20
                                              ========     =======  =======       ======
TOTAL RETURN (%).............................     (0.3)(b)    12.5      9.4          3.7(b)
Ratio of operating expenses to average
 net assets (%)..............................     0.93 (c)    0.96     1.00         0.99(c)
Ratio of net investment income to average
 net assets (%)..............................     3.56 (c)    4.34     6.03         5.50(c)
Portfolio turnover rate (%)..................      387 (c)     329      239          248
Net assets, end of period (000).............. $133,872     $96,026  $26,060       $2,476

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-29

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--90.8% OF TOTAL NET ASSETS

           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                     FEDERAL AGENCIES--76.4%
       $   1,000,000 Federal Home Loan Bank
                      5.800%, 09/02/08.................... $    1,067,985
               9,451 Federal Home Loan Mortgage Corp.
                      7.500%, 05/01/07....................          9,876
                 896 Federal Home Loan Mortgage Corp.
                      6.000%, 10/01/10....................            937
              21,117 Federal Home Loan Mortgage Corp.
                      7.000%, 07/01/11....................         22,415
               6,179 Federal Home Loan Mortgage Corp.
                      11.750%, 01/01/12...................          6,482
              54,406 Federal Home Loan Mortgage Corp.
                      6.500%, 08/01/13....................         57,378
               4,003 Federal Home Loan Mortgage Corp.
                      8.250%, 04/01/17....................          4,400
              20,030 Federal Home Loan Mortgage Corp.
                      9.000%, 10/01/17....................         21,625
              21,025 Federal Home Loan Mortgage Corp.
                      8.000%, 12/01/19....................         22,981
              99,009 Federal Home Loan Mortgage Corp.
                      8.000%, 07/01/20....................        108,004
          11,000,000 Federal Home Loan Mortgage Corp.
                      5.500%, 01/15/23....................      1,115,112
               9,700 Federal Home Loan Mortgage Corp.
                      6.500%, 03/01/26....................         10,161
               5,036 Federal Home Loan Mortgage Corp.
                      6.500%, 06/01/26....................          5,275
              89,057 Federal Home Loan Mortgage Corp.
                      6.500%, 07/01/26....................         93,289
             195,865 Federal Home Loan Mortgage Corp.
                      6.000%, 10/01/28....................        200,486
             192,394 Federal Home Loan Mortgage Corp.
                      6.000%, 11/01/28....................        197,469
             453,658 Federal Home Loan Mortgage Corp.
                      8.000%, 09/01/31....................        492,472
             501,320 Federal Home Loan Mortgage Corp.
                      4.500%, 04/15/32....................        502,156
          22,000,000 Federal Home Loan Mortgage Corp.
                      5.000%, TBA.........................     21,230,000
          15,000,000 Federal Home Loan Mortgage Corp.
                      5.500%, TBA.........................     14,929,680
          27,900,000 Federal Home Loan Mortgage Corp.
                      6.000%, TBA.........................     28,484,170
          10,000,000 Federal Home Loan Mortgage Corp.
                      6.500%, TBA.........................     10,418,750
              23,363 Federal National Mortgage Association
                      6.500%, 06/01/08....................         24,818
           2,000,000 Federal National Mortgage Association
                      2.877%, 02/17/09 (d)................      1,988,840
               8,084 Federal National Mortgage Association
                      6.500%, 12/01/10....................          8,564
             225,145 Federal National Mortgage Association
                      7.408%, 01/17/13 (d)................        230,102
             161,363 Federal National Mortgage Association
                      6.500%, 04/01/13....................        170,528
              91,761 Federal National Mortgage Association
                      6.500%, 07/01/13....................         96,973






           FACE                                                VALUE
          AMOUNT                                              (NOTE 1)
       ------------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
       $      86,263 Federal National Mortgage Association
                      7.000%, 12/01/14.................... $       91,652
              13,948 Federal National Mortgage Association
                      7.000%, 07/01/15....................         14,783
               4,618 Federal National Mortgage Association
                      7.000%, 08/01/15....................          4,894
               9,004 Federal National Mortgage Association
                      12.500%, 09/01/15...................         10,260
              90,795 Federal National Mortgage Association
                      12.000%, 10/01/15...................        104,477
               5,404 Federal National Mortgage Association
                      12.000%, 01/15/16...................          6,126
              54,227 Federal National Mortgage Association
                      12.500%, 01/15/16...................         61,716
           1,322,900 Federal National Mortgage Association
                      6.500%, 06/01/17....................      1,398,031
               2,313 Federal National Mortgage Association
                      11.500%, 09/01/19...................          2,610
              13,127 Federal National Mortgage Association
                      7.000%, 11/01/23....................         13,971
              21,324 Federal National Mortgage Association
                      6.500%, 03/01/26....................         22,315
              57,610 Federal National Mortgage Association
                      7.000%, 02/01/28....................         60,842
              16,893 Federal National Mortgage Association
                      8.000%, 05/01/28....................         18,443
             210,048 Federal National Mortgage Association
                      7.000%, 10/01/28....................        221,540
              36,787 Federal National Mortgage Association
                      7.000%, 11/01/28....................         38,799
              26,389 Federal National Mortgage Association
                      38.429%, 12/28/28 (d)...............         26,587
              91,571 Federal National Mortgage Association
                      7.000%, 02/01/29....................         96,970
             465,494 Federal National Mortgage Association
                      6.500%, 04/01/29....................        484,804
              66,080 Federal National Mortgage Association
                      7.500%, 12/01/29....................         70,690
              51,287 Federal National Mortgage Association
                      7.000%, 01/01/30....................         54,294
           1,131,976 Federal National Mortgage Association
                      6.527%, 05/25/30 (d)................      1,191,492
               7,129 Federal National Mortgage Association
                      8.000%, 07/01/30....................          7,751
              72,255 Federal National Mortgage Association
                      8.000%, 08/01/30....................         78,563
              48,929 Federal National Mortgage Association
                      8.000%, 10/01/30....................         53,201
             123,447 Federal National Mortgage Association
                      7.500%, 11/01/30....................        132,338
              43,565 Federal National Mortgage Association
                      7.500%, 01/01/31....................         46,702
           1,506,824 Federal National Mortgage Association
                      8.000%, 02/01/31....................      1,642,536
              13,097 Federal National Mortgage Association
                      8.000%, 03/01/31....................         14,059
               9,872 Federal National Mortgage Association
                      8.000%, 08/01/31....................         10,723

 See accompanying notes to statement of investments and financial statements.

                                    MSF-30

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
     $       9,780 Federal National Mortgage Association
                    8.000%, 07/01/32....................... $       10,577
         3,978,179 Federal National Mortgage Association
                    7.000%, 01/01/34.......................      4,218,604
        25,000,000 Federal National Mortgage Association
                    5.000%, TBA............................     24,140,625
        37,000,000 Federal National Mortgage Association
                    5.500%, TBA............................     37,090,000
        15,000,000 Federal National Mortgage Association
                    6.000%, TBA............................     15,412,500
        26,000,000 Federal National Mortgage Association
                    6.500%, TBA............................     27,064,388
        10,000,000 Federal National Mortgage Association
                    7.000%, TBA............................     10,543,750
            42,886 Government National Mortgage Association
                    9.000%, 12/15/16.......................         47,936
           353,561 Government National Mortgage Association
                    8.500%, 06/15/25.......................        392,716
            55,425 Government National Mortgage Association
                    7.500%, 01/15/29.......................         59,737
            54,315 Government National Mortgage Association
                    7.500%, 09/15/29.......................         58,629
            19,841 Government National Mortgage Association
                    7.500%, 01/15/30.......................         21,370
            50,480 Government National Mortgage Association
                    7.500%, 02/15/30.......................         54,370
               771 Government National Mortgage Association
                    7.500%, 03/15/30.......................            831
            32,189 Government National Mortgage Association
                    7.500%, 04/15/30.......................         34,670
            92,149 Government National Mortgage Association
                    7.500%, 05/15/30.......................         99,431
            28,767 Government National Mortgage Association
                    7.500%, 06/15/30.......................         30,984
            67,070 Government National Mortgage Association
                    7.500%, 09/15/30.......................         72,239
                                                            --------------
                                                               206,855,454
                                                            --------------

                   U.S. TREASURY--14.4%
         5,000,000 United States Treasury Notes
                    2.250%, 07/31/04.......................      5,003,905
         2,000,000 United States Treasury Notes
                    6.750%, 05/15/05.......................      2,081,016
         5,000,000 United States Treasury Notes
                    5.750%, 11/15/05.......................      5,227,930
         2,000,000 United States Treasury Notes
                    3.250%, 08/15/07.......................      2,001,796

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      --------------------------------------------------------------------

                    U.S. TREASURY--(CONTINUED)
      $   7,300,000 United States Treasury Notes
                     3.375%, 11/15/08..................... $    7,220,153
          5,000,000 United States Treasury Notes
                     3.000%, 02/15/09.....................      4,844,920
         11,000,000 United States Treasury Notes
                     3.125%, 04/15/09.....................     10,687,622
          2,000,000 United States Treasury Notes
                     4.000%, 02/15/14.....................      1,906,094
                                                           --------------
                                                               38,973,436
                                                           --------------
                    Total Bonds & Notes
                     (Identified Cost $244,023,667).......    245,828,890
                                                           --------------

      SHORT TERM INVESTMENTS--78.1%
      --------------------------------------------------------------------

                    COMMERCIAL PAPER--7.5%
          6,806,000 Beethoven Funding Corp.
                     1.250%, 07/15/04.....................      6,802,692
          4,540,000 DaimlerChrysler North America Holdings
                     Corp. 1.340%, 07/15/04...............      4,537,634
          4,540,000 Four Winds Funding Corp.
                     1.280%, 07/15/04.....................      4,537,740
          4,540,000 General Motors Acceptance Corp.
                     1.350%,07/15/04......................      4,537,616
                                                           --------------
                                                               20,415,682
                                                           --------------

                    DISCOUNT NOTES--33.7%
         14,233,000 Federal Farm Credit Bank
                     1.250%, 07/01/04.....................     14,233,000
         17,000,000 Federal Farm Credit Bank
                     1.200%, 07/13/04.....................     16,993,200
         60,000,000 Federal Home Loan Bank
                     1.200%, 07/15/04.....................     59,972,000
                                                           --------------
                                                               91,198,200
                                                           --------------

                    U.S. TREASURY--36.9%
        100,000,000 United States Treasury Bills
                     0.930%, 07/01/04.....................    100,000,000
                                                           --------------
                    Total Short Term Investments
                     (Identified Cost $211,613,882).......    211,613,882
                                                           --------------
                    Total Investments--168.9%
                     (Identified Cost $455,637,549) (a)...    457,442,772
                    Other assets less liabilities.........   (186,527,319)
                                                           --------------
                    TOTAL NET ASSETS--100%................ $  270,915,453
                                                           ==============

FUTURES CONTRACTS

                                                                      VALUATION    UNREALIZED
                                    EXPIRATION NUMBER OF  CONTRACT      AS OF    APPRECIATION/
FUTURES CONTRACTS LONG                 DATE    CONTRACTS   AMOUNT      6/30/04   (DEPRECIATION)
----------------------              ---------- --------- ----------- ----------- --------------
U.S. Treasury Notes 10 Year Futures 9/21/2004      84    $ 9,066,732 $ 9,183,563   $ 116,831

FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Notes 5 Year Futures. 9/21/2004     219     23,652,972  23,802,562   $(149,590)
                                                                                   =========
Net Unrealized Depreciation........                                                $ (32,759)
                                                                                   =========

 See accompanying notes to statement of investments and financial statements.

                                    MSF-31

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................              $457,442,772
       Cash.....................................                    50,276
       Receivable for:
        Fund shares sold........................                 1,078,009
        Dividends and interest..................                   898,714
                                                              ------------
         Total Assets...........................               459,469,771
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $    550,133
        Securities purchased....................  187,724,114
        Futures variation margin................       48,395
       Accrued expenses:
        Management fees.........................      120,358
        Service and distribution fees...........       15,354
        Deferred trustees fees..................       13,729
        Other expenses..........................       82,235
                                                 ------------
         Total Liabilities......................               188,554,318
                                                              ------------
     NET ASSETS.................................              $270,915,453
                                                              ============
       Net assets consist of:
        Capital paid in.........................              $268,943,956
        Undistributed net investment income.....                 1,513,090
        Accumulated net realized gains
         (losses)...............................                (1,314,057)
        Unrealized appreciation (depreciation)
         on investments and futures contracts...                 1,772,464
                                                              ------------
     NET ASSETS.................................              $270,915,453
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($145,016,812 divided by
      12,027,815 shares outstanding)............              $      12.06
                                                              ============
     CLASS B
     Net asset value and redemption price per
      share ($3,445,740 divided by
      286,544 shares outstanding)...............              $      12.03
                                                              ============
     CLASS E
     Net asset value and redemption price per
      share ($122,452,901 divided by
      10,182,075 shares outstanding)............              $      12.03
                                                              ============
     Identified cost of investments.............              $455,637,549
                                                              ============


















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Interest................................              $ 2,501,529
                                                              -----------
      EXPENSES
        Management fees......................... $   737,560
        Service and distribution fees--Class B..         820
        Service and distribution fees--Class E..      89,776
        Directors' fees and expenses............      10,692
        Custodian...............................      56,152
        Audit and tax services..................      10,686
        Legal...................................       3,297
        Printing................................      59,291
        Insurance...............................       3,079
        Miscellaneous...........................       1,216
                                                 -----------
        Total expenses..........................                  972,569
                                                              -----------
      NET INVESTMENT INCOME.....................                1,528,960
                                                              -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................     335,456
        Futures contracts--net..................  (1,357,989)  (1,022,533)
                                                 -----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................    (731,899)
        Futures contracts--net..................      (5,036)    (736,935)
                                                 -----------  -----------
      Net gain (loss)...........................               (1,759,468)
                                                              -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................              $  (230,508)
                                                              ===========

                See accompanying notes to financial statements.

                                    MSF-32

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,528,960  $  3,179,076
  Net realized gain (loss)..........................................   (1,022,533)    2,883,387
  Unrealized appreciation (depreciation)............................     (736,935)   (2,081,725)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     (230,508)    3,980,738
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,897,186)   (1,231,008)
    Class B.........................................................       (4,095)         (320)
    Class E.........................................................   (1,424,326)     (559,594)
                                                                     ------------  ------------
                                                                       (3,325,607)   (1,790,922)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................   (1,500,939)   (1,884,506)
    Class B.........................................................       (3,938)         (529)
    Class E.........................................................   (1,245,040)     (925,195)
                                                                     ------------  ------------
                                                                       (2,749,917)   (2,810,230)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (6,075,524)   (4,601,152)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    8,415,328    21,174,007
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    2,109,296    20,553,593

NET ASSETS
  Beginning of the period...........................................  268,806,157   248,252,564
                                                                     ------------  ------------
  End of the period................................................. $270,915,453  $268,806,157
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,513,090  $  3,309,737
                                                                     ============  ============





























OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,701,129  $ 20,918,152   4,334,719  $ 53,384,643
  Reinvestments...............................................    281,302     3,398,125     254,952     3,115,514
  Redemptions................................................. (2,431,288)  (29,868,279) (6,780,810)  (83,098,455)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (448,857) $ (5,552,002) (2,191,139) $(26,598,298)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    264,868  $  3,165,370      33,324  $    407,454
  Reinvestments...............................................        666         8,033          69           849
  Redemptions.................................................     (7,151)      (86,324)     (5,407)      (65,524)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    258,383  $  3,087,079      27,986  $    342,779
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,374,946  $ 29,196,484   7,176,813  $ 88,146,999
  Reinvestments...............................................    221,524     2,669,366     121,704     1,484,789
  Redemptions................................................. (1,713,613)  (20,985,599) (3,460,662)  (42,202,262)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    882,857  $ 10,880,251   3,837,855  $ 47,429,526
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    692,383  $  8,415,328   1,674,702  $ 21,174,007
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-33

METROPOLITAN SERIES FUND, INC.

 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                 CLASS A
                                                       -----------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                 YEAR ENDED DECEMBER 31,
                                                         JUNE 30,    ---------------------------------------------
                                                           2004        2003     2002      2001     2000     1999
                                                       ----------    -------- --------  --------  ------- -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $  12.34     $  12.34 $  11.97  $  11.94  $ 10.81 $ 11.47
                                                        --------     -------- --------  --------  ------- -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...............................      0.08         0.18     0.38      0.37     0.67    0.65
  Net realized and unrealized gain (loss) on
    investments.......................................     (0.07)        0.02     0.54      0.41     0.46   (0.62)
                                                        --------     -------- --------  --------  ------- -------
  Total from investment operations....................      0.01         0.20     0.92      0.78     1.13    0.03
                                                        --------     -------- --------  --------  ------- -------
LESS DISTRIBUTIONS
  Distributions from net investment income............     (0.16)       (0.08)   (0.38)    (0.75)    0.00   (0.66)
  Distributions from net realized capital
    gains.............................................     (0.13)       (0.12)   (0.17)     0.00     0.00   (0.03)
                                                        --------     -------- --------  --------  ------- -------
  Total Distributions.................................     (0.29)       (0.20)   (0.55)    (0.75)    0.00   (0.69)
                                                        --------     -------- --------  --------  ------- -------
NET ASSET VALUE, END OF PERIOD........................  $  12.06     $  12.34 $  12.34  $  11.97  $ 11.94 $ 10.81
                                                        ========     ======== ========  ========  ======= =======
TOTAL RETURN (%)......................................       0.0 (b)      1.7      7.9       6.7     10.5     0.2
Ratio of operating expenses to average net
  assets (%)..........................................      0.66 (c)     0.65     0.70      0.70     0.70    0.70
Ratio of net investment income to average net
  assets (%)..........................................      1.21 (c)     1.22     2.20      4.49     6.29    5.89
Portfolio turnover rate (%)...........................       999 (c)      882      672       362      583     530
Net assets, end of period (000).......................  $145,017     $154,010 $180,989  $102,066  $57,173 $50,967
The ratios of operating expenses to average net
  assets without giving effect to the contractual
  expense agreement would have been (%)...............        --           --     0.70      0.73     0.71    0.72
































                                                                  CLASS B
                                                 ---------------------------------------
                                                 SIX MONTHS                JULY 30, 2002(A)
                                                   ENDED       YEAR ENDED      THROUGH
                                                  JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                    2004          2003           2002
                                                 ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD............   $12.31        $12.31         $11.88
                                                   ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.10          0.06           0.04
  Net realized and unrealized gain (loss) on
   investments..................................    (0.12)         0.14           0.39
                                                   ------        ------         ------
  Total from investment operations..............    (0.02)         0.20           0.43
                                                   ------        ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.13)        (0.08)          0.00
  Distributions from net realized capital
   gains........................................    (0.13)        (0.12)          0.00
                                                   ------        ------         ------
  Total Distributions...........................    (0.26)        (0.20)          0.00
                                                   ------        ------         ------
NET ASSET VALUE, END OF PERIOD..................   $12.03        $12.31         $12.31
                                                   ======        ======         ======
TOTAL RETURN (%)................................     (0.2)(b)       1.6           3.6 (b)
Ratio of operating expenses to average net
 assets (%).....................................     0.91 (c)      0.90           0.95(c)
Ratio of net investment income to average net
 assets (%).....................................     1.05 (c)      0.79           1.34(c)
Portfolio turnover rate (%).....................      999 (c)       882            672
Net assets, end of period (000).................   $3,446        $  347         $    2
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       --            --           0.95(c)









































                                                                    CLASS E
                                                ---------------------------------------------
                                                 SIX MONTHS       YEAR ENDED     MAY 1, 2001(A)
                                                   ENDED         DECEMBER 31,       THROUGH
                                                  JUNE 30,    -----------------   DECEMBER 31,
                                                    2004        2003      2002        2001
                                                ----------    --------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............ $  12.31     $  12.32  $ 11.96      $11.45
                                                 --------     --------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.06         0.12     0.31        0.07
  Net realized and unrealized gain (loss) on
   investments..................................    (0.07)        0.07     0.42        0.44
                                                 --------     --------  -------      ------
  Total from investment operations..............    (0.01)        0.19     0.73        0.51
                                                 --------     --------  -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income......    (0.14)       (0.08)   (0.20)       0.00
  Distributions from net realized capital
   gains........................................    (0.13)       (0.12)   (0.17)       0.00
                                                 --------     --------  -------      ------
  Total Distributions...........................    (0.27)       (0.20)   (0.37)       0.00
                                                 --------     --------  -------      ------
NET ASSET VALUE, END OF PERIOD.................. $  12.03     $  12.31  $ 12.32      $11.96
                                                 ========     ========  =======      ======
TOTAL RETURN (%)................................     (0.1)(b)      1.5      7.7         4.5(b)
Ratio of operating expenses to average net
 assets (%).....................................     0.81 (c)     0.80     0.85        0.85(c)
Ratio of net investment income to average net
 assets (%).....................................     1.06 (c)     1.03     2.05        3.39(c)
Portfolio turnover rate (%).....................      999 (c)      882      672         362
Net assets, end of period (000)................. $122,453     $114,450  $67,262      $6,289
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)..........       --           --     0.85        0.88(c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.


                See accompanying notes to financial statements.

                                    MSF-34

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--98.1% OF TOTAL NET ASSETS


       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
   -------------------------------------------------------------------------

                 AEROSPACE & DEFENSE--0.9%
   $   5,445,402 BAE Systems 2001 Asset Trust, L.L.C. (144A)
                  6.664%, 09/15/13.......................... $     5,872,702
       2,100,000 The Boeing Co. 8.750%, 08/15/21............       2,657,000
         750,000 United Technologies Corp.
                  7.125%, 11/15/10..........................         849,657
                                                             ---------------
                                                                   9,379,359
                                                             ---------------

                 AGRICULTURAL OPERATIONS--0.3%
       1,525,000 Cargill, Inc. (144A) 3.625%, 03/04/09......       1,468,764
       1,675,000 Cargill, Inc. (144A) 4.375%, 06/01/13......       1,549,238
                                                             ---------------
                                                                   3,018,002
                                                             ---------------

                 AIRLINES--0.2%
       2,300,000 Continental Airlines, Inc.
                  9.558%, 09/01/19..........................       2,300,000
                                                             ---------------

                 ASSET BACKED--4.4%
       2,575,000 Amortizing Residential Collateral Trust
                  2.300%, 07/25/32 (d)......................       2,589,917
       1,200,000 Anthracite CDO, Ltd. (144A)
                  3.090%, 03/23/39 (d)......................       1,178,520
       1,600,000 Ares VIII CLO, Ltd. (144A)
                  3.783%, 02/26/16 (d)......................       1,613,440
         663,044 Chase Funding Net Interest Margin Trust
                  (144A) 5.000%, 01/27/35 (d)...............         659,729
       2,605,000 Citibank Credit Card Issuance Trust
                  7.450%, 09/15/07..........................       2,746,968
       1,000,000 Citibank Credit Card Issuance Trust
                  6.650%, 05/15/08..........................       1,056,701
       1,825,000 Citibank Credit Card Issuance Trust
                  1.580%, 12/10/08 (d)......................       1,837,820
       2,700,000 Countrywide Asset-Backed Certificates
                  2.750%, 03/26/33 (d)......................       2,760,689
       3,673,850 Distribution Financial Services Trust
                  5.670%, 01/17/17..........................       3,751,083
       2,725,000 Ford Credit Auto Owner Trust
                  4.790%, 11/15/06..........................       2,785,875
         872,321 Hedged Mutual Fund Fee Trust (144A)
                  5.220%, 11/30/10 (d)......................         872,321
       1,275,000 Knollwood CDO, Ltd. (144A)
                  4.320%, 01/10/39 (d)......................       1,278,188
       1,175,000 Long Beach Asset Holdings Corp. (144A)
                  4.940%, 06/25/34..........................       1,175,000
       1,350,000 MBNA Credit Card Master Note Trust
                  6.550%, 12/15/08..........................       1,424,231
       5,125,000 MBNA Credit Card Master Note Trust
                  2.320%, 06/15/09 (d)......................       5,223,117
          10,000 MBNA Master Credit Card Trust II
                  6.600%, 04/16/07..........................          10,181
       1,125,000 MBNA Master Credit Card Trust II
                  7.000%, 02/15/12..........................       1,259,160
       2,425,000 Option One Mortgage Loan Trust
                  1.850%, 01/25/33 (d)......................       2,441,675
       2,050,000 Option One Mortgage Loan Trust
                  2.800%, 04/25/33 (d)......................       2,084,373

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      --------------------------------------------------------------------

                    ASSET BACKED--(CONTINUED)
      $   2,575,000 Residential Asset Securities Corp.
                     2.850%, 01/25/33 (d)................. $     2,616,287
          3,900,000 Structured Asset Investment Loan Trust
                     3.050%, 04/25/33 (d).................       3,953,968
                                                           ---------------
                                                                43,319,243
                                                           ---------------

                    AUTO PARTS--0.4%
            725,000 ArvinMeritor, Inc. 8.750%, 03/01/12...         786,625
          1,100,000 Briggs & Stratton Corp.
                     8.875%, 03/15/11.....................       1,284,250
          1,275,000 Dana Corp. 9.000%, 08/15/11...........       1,491,750
                                                           ---------------
                                                                 3,562,625
                                                           ---------------

                    AUTOMOBILES--0.6%
          1,250,000 DaimlerChrysler North America Holding
                     Corp. 8.500%, 01/18/31...............       1,436,159
          4,025,000 General Motors Corp. 8.250%, 07/15/23.       4,215,185
                                                           ---------------
                                                                 5,651,344
                                                           ---------------

                    BIOTECHNOLOGY--0.3%
          2,125,000 Beckman Coulter, Inc. 7.450%, 03/04/08       2,353,369
            475,000 Bio-Rad Laboratories, Inc.
                     7.500%, 08/15/13.....................         499,938
                                                           ---------------
                                                                 2,853,307
                                                           ---------------

                    BUILDING & CONSTRUCTION--1.0%
          1,100,000 Beazer Homes USA, Inc.
                     8.375%, 04/15/12.....................       1,160,500
          1,375,000 Centex Corp. 7.875%, 02/01/11.........       1,554,904
          2,600,000 Centex Home Equity Loan Trust
                     3.150%, 12/25/32 (d).................       2,648,184
          1,100,000 D.R. Horton, Inc. 8.500%, 04/15/12....       1,215,500
          1,625,000 KB Home & Broad Home Corp. (144A)
                     6.375%, 08/15/11.....................       1,608,750
          1,900,000 Pulte Homes, Inc. 6.375%, 05/15/33....       1,743,607
                                                           ---------------
                                                                 9,931,445
                                                           ---------------

                    CHEMICALS--0.1%
          1,125,000 FMC Corp. 10.250%, 11/01/09...........       1,293,750
                                                           ---------------

                    COAL--0.1%
            900,000 Massey Energy Co.
                     6.625%, 11/15/10 (c).................         895,500
                                                           ---------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS--10.2%
          2,075,000 Bear Stearns Commercial Mortgage
                     Securities, Inc. 7.080%, 07/15/31....       2,304,563
          8,900,000 Bear Stearns Commercial Mortgage
                     Securities, Inc. 4.361%, 06/11/41....       8,922,072
          1,825,000 Cheyne Investment Grade CDO I (144A)
                     2.920%, 09/26/09 (d).................       1,752,000
          2,075,000 Commercial Mortgage Acceptance Corp.
                     (144A) 5.440%, 09/15/30..............       1,908,262

 See accompanying notes to statement of investments and financial statements.

                                    MSF-35

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    ------------------------------------------------------------------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
    $   5,650,000 Commercial Mortgage Acceptance Corp.
                   (144A) 6.230%, 07/15/31.................. $     5,280,975
        1,997,543 Countrywide Home Loans, Inc.
                   4.660%, 02/19/34 (d).....................       1,955,902
        1,045,000 FFCA Secured Lending Corp.
                   6.940%, 09/18/25.........................       1,036,094
        4,059,458 GGP Mall Properties Trust (144A)
                   5.558%, 11/15/11.........................       4,214,570
        2,800,000 Holmes Financing, Pic.
                   2.590%, 07/15/40 (d).....................       2,826,152
        1,916,468 IStar Asset Receivables Trust (144A)
                   2.200% 08/28/22 (d)......................       1,916,916
        2,300,000 J.P. Morgan Commercial Mortgage Finance
                   Corp. 7.238%, 09/15/29...................       2,551,239
        5,385,000 J.P. Morgan Commercial Mortgage Finance
                   Corp. 6.507%, 10/15/35...................       5,830,064
        4,284,201 LB-UBS Commercial Mortgage Trust
                   5.642%, 12/15/25.........................       4,490,301
        4,075,000 LB-UBS Commercial Mortgage Trust
                   4.559%, 09/15/27 (d).....................       4,007,439
        3,573,521 LB-UBS Commercial Mortgage Trust (144A)
                   6.155%, 07/14/16.........................       3,785,265
        3,805,501 Morgan Stanley Capital 1, Inc. (144A)
                   7.220%, 07/15/29.........................       4,116,571
        1,525,000 Morgan Stanley Capital, Inc.
                   6.210%, 11/15/31.........................       1,631,502
        2,325,000 Morgan Stanley Dean Witter Capital I
                   (144A) 7.532%, 02/15/33 (d)..............       2,559,914
        1,675,000 NationsLink Funding Corp.
                   6.476%, 08/20/30.........................       1,807,916
        1,325,000 NationsLink Funding Corp.
                   6.795%, 08/20/30.........................       1,442,620
        2,575,000 NationsLink Funding Corp. (Class E)
                   7.105%, 08/20/30.........................       2,784,382
        4,825,000 Nomura Asset Securities Corp.
                   6.590%, 03/15/30.........................       5,237,210
        1,665,050 PNC Mortgage Acceptance Corp.
                   7.050%, 10/12/33.........................       1,789,271
        3,850,000 PNC Mortgage Acceptance Corp.
                   7.300%, 10/12/33.........................       4,334,434
        5,375,000 Principal Residential Mortgage Capital
                   (144A) 4.550%, 12/20/04 (d)..............       5,389,620
        2,525,000 Residential Asset Security Mortgage Pass
                   Through Certificates 2.850%, 04/25/33 (d)       2,574,425
        1,850,000 Salomon Brothers Mortgage Securities VII,
                   Inc. (144A) 6.134%, 02/18/34.............       1,944,016
          499,842 Washington Mutual Mortgage Pass Through
                   Certificates 5.572%, 06/25/32............         502,235
        1,992,978 Washington Mutual Mortgage Pass Through
                   Certificates 4.560%, 06/25/33 (d)........       1,977,607
        5,875,000 Washington Mutual, Inc.
                   3.420%, 05/25/33 (d).....................       5,762,972
        4,750,000 Washington Mutual, Inc.
                   3.700%, 06/25/33 (d).....................       4,662,798
                                                             ---------------
                                                                 101,299,307
                                                             ---------------



         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------
                   COMPUTERS & BUSINESS EQUIPMENT--0.1%
     $   1,125,000 Seagate Technology HDD Holdings
                    8.000%, 05/15/09 (c).................. $     1,175,625
                                                           ---------------
                   CONGLOMERATES--0.6%
         5,200,000 General Electric Co. 5.000%, 02/01/13..       5,117,700
           850,000 SPX Corp. 6.250%, 06/15/11.............         826,625
                                                           ---------------
                                                                 5,944,325
                                                           ---------------
                   CONTAINERS & GLASS--0.2%
         1,125,000 Ball Corp. 6.875%, 12/15/12............       1,141,875
         1,000,000 Packaging Corp. of America
                    4.375%, 08/01/08......................         989,515
                                                           ---------------
                                                                 2,131,390
                                                           ---------------
                   DRUGS & HEATH CARE--0.0%
           475,000 AmerisourceBergen Corp.
                    7.250%, 11/15/12 (c)..................         486,875
                                                           ---------------
                   ELECTRICAL EQUIPMENT--0.2%
           900,000 Ametek, Inc. 7.200%, 07/15/08..........         972,216
           800,000 Thomas & Betts Corp. 7.250%, 06/01/13..         847,375
                                                           ---------------
                                                                 1,819,591
                                                           ---------------
                   ELECTRICAL UTILITIES--1.5%
         1,900,000 Dominion Resources, Inc.
                    8.125%, 06/15/10......................       2,192,604
         2,425,000 DTE Energy Co. 6.450%, 06/01/06........       2,550,445
         2,675,000 Entergy Gulf States, Inc.
                    3.600%, 06/01/08......................       2,581,000
         1,475,000 FirstEnergy Corp. (Series B)
                    6.450%, 11/15/11......................       1,529,220
         2,075,000 Indiana Michigan Power Co.
                    6.125%, 12/15/06......................       2,195,369
         3,085,000 Progress Energy, Inc. 7.100%, 03/01/11.       3,380,512
                                                           ---------------
                                                                14,429,150
                                                           ---------------
                   ELECTRONICS--0.3%
           725,000 Fisher Scientific International, Inc.
                    8.000%, 09/01/13......................         775,750
         1,175,000 Loral Corp. 7.000%, 09/15/23...........       1,249,432
         1,000,000 PerkinElmer, Inc. 8.875%, 01/15/13.....       1,092,500
                                                           ---------------
                                                                 3,117,682
                                                           ---------------
                   ENVIRONMENTAL CONTROL--0.1%
         1,550,000 Allied Waste North America, Inc. (144A)
                    5.750%, 02/15/11......................       1,468,625
                                                           ---------------
                   FEDERAL AGENCIES--32.5%
         9,084,461 Federal Home Loan Bank
                    5.500%, 07/01/33......................       9,076,863
            89,477 Federal Home Loan Mortgage Corp.
                    9.000%, 12/01/09......................          96,399
             6,887 Federal National Mortgage Association
                    7.750%, 09/01/06......................           6,969

 See accompanying notes to statement of investments and financial statements.

                                    MSF-36

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ----------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
     $      62,970 Federal National Mortgage Association
                    7.750%, 03/01/08....................... $        65,676
             6,169 Federal National Mortgage Association
                    7.750%, 04/01/08.......................           6,434
            15,474 Federal National Mortgage Association
                    8.000%, 06/01/08.......................          16,416
           105,457 Federal National Mortgage Association
                    8.250%, 07/01/08.......................         110,523
           126,759 Federal National Mortgage Association
                    8.500%, 02/01/09.......................         135,722
            26,668 Federal National Mortgage Association
                    8.500%, 09/01/09.......................          28,399
           531,109 Federal National Mortgage Association
                    6.500%, 07/01/14.......................         562,221
            21,607 Federal National Mortgage Association
                    9.000%, 04/01/16.......................          23,698
         1,295,697 Federal National Mortgage Association
                    6.000%, 07/01/16.......................       1,352,417
         7,148,556 Federal National Mortgage Association
                    6.500%, 04/01/17.......................       7,547,803
         3,935,644 Federal National Mortgage Association
                    5.000%, 06/01/23.......................       3,888,784
         2,349,658 Federal National Mortgage Association
                    5.500%, 01/01/24.......................       2,380,342
           487,694 Federal National Mortgage Association
                    6.500%, 11/01/27.......................         510,742
         3,446,084 Federal National Mortgage Association
                    6.500%, 12/01/29 (d)...................       3,602,317
         5,460,103 Federal National Mortgage Association
                    5.500%, 04/01/33.......................       5,449,753
         4,668,308 Federal National Mortgage Association
                    5.500%, 11/01/33.......................       4,659,459
        14,981,633 Federal National Mortgage Association
                    5.500%, 01/01/34.......................      14,953,234
        18,852,991 Federal National Mortgage Association
                    5.000%, 03/01/34.......................      18,271,461
         5,200,000 Federal National Mortgage Association
                    4.000%, TBA............................       4,951,378
        64,825,000 Federal National Mortgage Association
                    4.500%, TBA............................      63,325,922
        29,200,000 Federal National Mortgage Association
                    5.000%, TBA............................      29,227,390
        23,275,000 Federal National Mortgage Association
                    5.500%, TBA............................      23,655,687
        36,000,000 Federal National Mortgage Association
                    6.000%, TBA............................      37,037,437
        17,600,000 Federal National Mortgage Association
                    6.500%, TBA............................      18,320,509
        12,850,000 Federal National Mortgage Association
                    7.000%, TBA............................      13,548,719
            14,742 Government National Mortgage Association
                    7.500%, 05/15/07.......................          15,448
           878,252 Government National Mortgage Association
                    7.500%, 12/15/14.......................         940,741
















       FACE                                                       VALUE
      AMOUNT                                                     (NOTE 1)
   --------------------------------------------------------------------------

                 FEDERAL AGENCIES--(CONTINUED)
   $      11,989 Government National Mortgage Association
                  9.000%, 10/15/16........................... $        13,461
          20,285 Government National Mortgage Association
                  8.500%, 01/15/17...........................          22,600
          14,280 Government National Mortgage Association
                  8.500%, 02/15/17...........................          15,909
          29,986 Government National Mortgage Association
                  8.500%, 03/15/17...........................          33,408
          28,681 Government National Mortgage Association
                  8.500%, 05/15/17...........................          31,954
           2,957 Government National Mortgage Association
                  8.500%, 10/15/21...........................           3,293
           4,767 Government National Mortgage Association
                  8.500%, 11/15/21...........................           5,308
           8,513 Government National Mortgage Association
                  8.500%, 05/15/22...........................           9,475
           3,891 Government National Mortgage Association
                  8.500%, 10/15/22...........................           4,331
         650,966 Government National Mortgage Association
                  6.500%, 05/15/29...........................         681,857
          72,195 Government National Mortgage Association
                  8.000%, 11/15/29...........................          79,195
       3,254,816 Government National Mortgage Association
                  6.500%, 06/15/32...........................       3,404,880
       3,280,185 Government National Mortgage Association
                  6.000%, 09/20/33...........................       3,362,965
      14,579,932 Government National Mortgage Association
                  5.000%, 10/20/33...........................      14,148,362
       5,316,143 Government National Mortgage Association
                  6.000%, 10/20/33...........................       5,468,824
       7,085,609 Government National Mortgage Association
                  6.000%, 11/20/33...........................       7,264,424
       5,246,448 Government National Mortgage Association
                  6.000%, 02/20/34...........................       5,377,718
      20,325,000 Government National Mortgage Association
                  5.500%, TBA................................      20,286,891
                                                              ---------------
                                                                  323,983,718
                                                              ---------------

                 FINANCE & BANKING--8.9%
       3,725,000 Bank of America Corp.
                  7.400%, 01/15/11...........................       4,221,610
       1,513,000 Bank of America Institutional Capital (144A)
                  8.070%, 12/31/26...........................       1,664,996
       2,765,000 Bombardier Capital, Inc. (144A)
                  6.125%, 6/29/06............................       2,736,670
       2,175,000 CIT Group, Inc. 4.125%, 02/21/06............       2,212,232
       1,400,000 Citigroup Capital II 7.750%, 12/01/36.......       1,504,527
       6,000,000 Citigroup, Inc. 7.250%, 10/01/10............       6,757,230
       2,500,000 ERAC USA Finance Co. (144A)
                  6.625%, 02/15/05...........................       2,557,695
         450,000 ERAC USA Finance Co. (144A)
                  8.250%, 05/01/05...........................         469,280
       1,375,000 ERAC USA Finance Co. (144A)
                  6.625%, 05/15/06...........................       1,454,939

 See accompanying notes to statement of investments and financial statements.

                                    MSF-37

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      --------------------------------------------------------------------

                    FINANCE & BANKING--(CONTINUED)
      $   1,600,000 ERAC USA Finance Co. (144A)
                     7.350%, 06/15/08..................... $     1,767,749
          3,225,000 ERAC USA Finance Co. (144A)
                     6.700%, 06/01/34.....................       3,229,557
          1,750,000 First National Bank of Boston
                     7.375%, 09/15/06.....................       1,911,196
            925,000 First Union Capital I 7.935%, 01/15/27       1,009,612
          4,750,000 Ford Motor Credit Co.
                     7.375%, 10/28/09.....................       5,069,323
          4,925,000 General Electric Capital Corp.
                     6.125%, 02/22/11 (c).................       5,274,375
          2,550,000 General Motors Acceptance Corp.
                     7.750%, 01/19/10.....................       2,768,214
          2,350,000 General Motors Acceptance Corp.
                     7.250%, 03/02/11.....................       2,466,402
            625,000 General Motors Acceptance Corp.
                     8.000%, 11/01/31.....................         640,367
          4,575,000 Household Finance Corp.
                     6.375%, 10/15/11.....................       4,883,387
          3,725,000 Household Finance Corp.
                     6.375%, 11/27/12.....................       3,949,547
          4,375,000 International Lease Finance Corp.
                     5.750%, 02/15/07.....................       4,618,311
          3,900,000 John Hancock Global Funding (144A)
                     7.900%, 07/02/10.....................       4,518,060
          4,850,000 MBNA Corp. 5.625%, 11/30/07...........       5,067,935
          1,675,000 Mellon Capital II 7.995%, 01/15/27....       1,853,533
          4,150,000 Simon Debartolo Group, L.P.
                     6.875%, 11/15/06.....................       4,396,174
          2,475,000 Sprint Capital Corp. 8.750%, 03/15/32.       2,884,068
          1,650,000 U.S. Bancorp Capital I
                     8.270%, 12/15/26.....................       1,832,308
          1,475,000 Union Planters Bank
                     5.125%, 06/15/07.....................       1,546,504
          1,300,000 Union Planters Corp.
                     4.375%, 12/01/10.....................       1,259,193
          3,625,000 Verizon Global Funding Corp.
                     7.750%, 12/01/03.....................       4,071,527
                                                           ---------------
                                                                88,596,521
                                                           ---------------

                    FOREIGN GOVERNMENT--0.7%
          1,150,000 Federal Republic of Germany
                     5.000%, 08/19/05, (EUR)..............       1,440,544
          1,900,000 Government of Canada
                     3.500%, 06/01/05, (CAD)..............       1,428,756
        430,000,000 Government of Japan
                     0.100%, 10/20/05, (JPY)..............       3,934,281
                                                           ---------------
                                                                 6,803,581
                                                           ---------------

                    FOREST PRODUCTS & PAPER--0.4%
            725,000 Boise Cascade Co. 6.500%, 11/01/10....         737,688
            450,000 International Paper Co.
                     6.750%, 09/01/11.....................         487,737
          1,675,000 International Paper Co.
                     5.850%, 10/30/12 (d) (c).............       1,701,271
          1,125,000 Weyerhaeuser Co. 7.375%, 03/15/32.....       1,223,355
                                                           ---------------
                                                                 4,150,051
                                                           ---------------

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    ------------------------------------------------------------------------

                  GAS & OIL--0.1%
    $     975,000 Plains Exploration & Production Co. (144A)
                   7.125%, 06/15/14......................... $       992,063
                                                             ---------------

                  GAS & PIPELINE UTILITIES--0.2%
        1,950,000 Halliburton Co. (144A)
                   1.920%, 01/26/07 (d).....................       1,948,116
                                                             ---------------

                  INDUSTRIAL MACHINERY--0.1%
          700,000 Kennametal, Inc. 7.200%, 06/15/12.........         740,333
                                                             ---------------

                  INSURANCE--0.3%
        2,850,000 Safeco Capital Trust I 8.072%, 07/15/37...       3,117,720
                                                             ---------------

                  INVESTMENT BROKERAGE--1.9%
        1,125,000 J.P. Morgan Capital Trust I
                   7.540%, 01/15/27.........................       1,191,476
        3,400,000 J.P. Morgan Chase & Co.
                   6.750%, 02/01/11.........................       3,705,677
        2,100,000 Lehman Brothers Holdings, Inc.
                   6.250%, 05/15/06.........................       2,215,775
        3,000,000 Merrill Lynch & Co., Inc.
                   3.700%, 04/21/08.........................       2,953,290
        4,975,000 Morgan Stanley 4.750%, 04/01/14...........       4,590,040
        4,000,000 The Goldman Sachs Group, Inc.
                   6.875%, 01/15/11.........................       4,391,084
                                                             ---------------
                                                                  19,047,342
                                                             ---------------

                  MEDIA--1.3%
        3,900,000 Comcast Corp. 7.050%, 03/15/33 (c)........       4,039,909
          475,000 Cox Communications, Inc.
                   3.875%, 10/01/08.........................         463,103
          825,000 Cox Communications, Inc.
                   7.750%, 11/01/10.........................         935,198
        1,375,000 EchoStar DBS Corp. 5.750%, 10/01/08.......       1,356,094
        1,500,000 Lamar Media Corp. 7.250%, 01/01/13........       1,526,250
        1,525,000 Time Warner Entertainment Co., L.P.
                   8.375%, 03/15/23.........................       1,779,620
        2,350,000 Time Warner, Inc. 9.150%, 02/01/23........       2,903,209
                                                             ---------------
                                                                  13,003,383
                                                             ---------------

                  REAL ESTATE--0.9%
        2,325,000 ERP Operating,
                   L.P. 6.630%, 04/13/05 (d)................       2,395,075
        1,300,000 IStar Financial, Inc. (REIT)
                   7.000%, 03/15/08.........................       1,379,474
        2,150,000 Merry Land & Investment Co., Inc. (REIT)
                   7.250%, 06/15/05.........................       2,235,798
        2,375,000 Vornado Realty Trust (REIT)
                   5.625%, 06/15/07.........................       2,512,565
                                                             ---------------
                                                                   8,522,912
                                                             ---------------

                  RETAIL--0.4%
        2,250,000 Federated Department Stores, Inc.
                   8.500%, 06/01/10 (c).....................       2,660,953
          375,000 K2, Inc. (144A) 7.375%, 07/01/14..........         381,563

 See accompanying notes to statement of investments and financial statements.

                                    MSF-38

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      --------------------------------------------------------------------

                    RETAIL--(CONTINUED)
      $     956,000 Saks, Inc. 7.000%, 12/01/13........... $       944,050
            270,000 The Kroger Co. 7.800%, 08/15/07.......         299,759
                                                           ---------------
                                                                 4,286,325
                                                           ---------------

                    TELECOMMUNICATIONS--0.3%
          2,250,000 AT&T Broadband Corp.
                     9.455%, 11/15/22 (c).................       2,892,107
                                                           ---------------

                    U.S. TREASURY--24.8%
          9,075,000 United States Treasury Bond Strips
                     Zero Coupon, 08/15/25................       2,763,065
         17,675,000 United States Treasury Bonds
                     7.250%, 05/15/16 (c).................      21,368,103
         12,025,000 United States Treasury Bonds
                     8.875%, 02/15/19 (c).................      16,648,985
         18,400,000 United States Treasury Bonds
                     6.250%, 08/15/23 (c).................      20,375,129
          8,950,000 United States Treasury Bonds
                     6.250%, 05/15/30 (c).................      10,020,850
         90,500,000 United States Treasury Notes
                     7.000%, 07/15/06 (c).................      98,054,669
         60,925,000 United States Treasury Notes
                     6.500%, 02/15/10 (c).................      68,650,107
          8,775,000 United States Treasury Notes
                     4.000%, 11/15/12 (c).................       8,495,639
                                                           ---------------
                                                               246,376,547
                                                           ---------------

                    YANKEE--3.8%
          1,325,000 Alcan, Inc. 6.125%, 12/15/33..........       1,282,017
          1,425,000 British Telecommunications, Plc.
                     8.875%, 12/15/30 (d).................       1,758,004
            850,000 Corporacion Andina de Fomento
                     6.875%, 03/15/12.....................         913,755
          1,675,000 Deutsche Telekom International Finance
                     8.750%, 06/15/30 (d).................       2,038,703
          3,400,000 Hutchison Whampoa International, Ltd.
                     (144A) 6.250%, 01/24/14..............       3,296,205
          1,100,000 Korea Development Bank
                     3.875%, 03/02/09.....................       1,053,117
          1,050,000 Luscar Coal, Ltd. 9.750%, 10/15/11....       1,181,250
          1,875,000 Petroleos Mexicanos
                     6.500%, 02/01/05 (d).................       1,914,375
          1,275,000 Petronas Capital, Ltd. (144A)
                     7.875%, 05/22/22.....................       1,410,643
          2,850,000 Republic of Chile 5.625%, 07/23/07....       2,978,820
          1,450,000 Republic of Malaysia 7.500%, 07/15/11.       1,638,500
          1,025,000 Republic of South Africa
                     9.125%, 05/19/09.....................       1,190,281
          1,550,000 Republic of South Africa
                     6.500%, 06/02/14.....................       1,565,500
            775,000 Rogers Wireless, Inc. (144A)
                     6.375%, 03/01/14.....................         713,000
            875,000 State of Qatar (144A) 9.750%, 06/15/30       1,206,406

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                   YANKEE--(CONTINUED)
     $   2,625,000 Telecom Italia Capital (144A)
                    6.375%, 11/15/33...................... $     2,534,041
         4,530,000 Telecomunicaciones de Puerto Rico, Inc.
                    6.650%, 05/15/06......................       4,785,660
         2,550,000 Tyco International Group S.A.
                    6.375%, 10/15/11......................       2,712,642
           975,000 United Mexican States
                    8.300%, 08/15/31......................       1,021,312
         2,575,000 Vivendi Universal S.A.
                    6.250%, 07/15/08......................       2,743,225
                                                           ---------------
                                                                37,937,456
                                                           ---------------
                   Total Bonds & Notes
                    (Identified Cost $973,629,021)........     976,475,320
                                                           ---------------

     OPTIONS PURCHASED--0.2%
        SHARES
     ---------------------------------------------------------------------

                   CALL--0.1%
           736,000 United States Treasury Notes 10 Year
                    Futures, Aug 109 Call.................       1,000,500
                                                           ---------------

                   PUT--0.1%
           736,000 United States Treasury Notes 10 Year
                    Futures, Aug 109 Put..................         759,000
                                                           ---------------
                   Total Options Purchased
                    (Identified Cost $1,926,756)..........       1,759,500
                                                           ---------------

     SHORT TERM INVESTMENTS--22.3%
         FACE
        AMOUNT
     ---------------------------------------------------------------------

                   COMMERCIAL PAPER--21.6%
     $   9,500,000 American Express Credit Corp.
                    1.101%, 07/08/04...................... $     9,497,968
        11,632,000 American Express Credit Corp.
                    1.171%, 07/15/04......................      11,626,707
        17,000,000 Bank of America Corp.
                    1.101%, 07/07/04......................      16,996,883
        28,800,000 Canadian Imperial Holdings, Inc.
                    1.153%, 08/16/04......................      28,757,680
        10,000,000 General Electric Capital Corp.
                    1.084%, 08/03/04......................       9,990,100
         6,588,000 International Lease Finance Corp.
                    1.181%, 07/16/04......................       6,584,761
        25,000,000 J.P. Morgan Chase & Co.
                    1.303%, 08/16/04......................      24,958,472
         4,243,000 Morgan Stanley 1.201%, 07/15/04........       4,241,020
        10,000,000 Morgan Stanley 1.302%, 08/02/04........       9,988,444
        26,157,000 Royal Bank of Scotland
                    1.062%, 07/01/04......................      26,157,000

 See accompanying notes to statement of investments and financial statements.

                                    MSF-39

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

SHORT TERM INVESTMENTS--(CONTINUED)

       FACE                                                     VALUE
      AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                COMMERCIAL PAPER--(CONTINUED)
    $15,000,000 Royal Bank of Scotland 1.072%, 07/12/04.... $   14,995,096
      1,679,000 The Coca-Cola Co. 1.142%, 07/26/04.........      1,677,671
     25,000,000 The Goldman Sachs Group, L.P.
                 1.134%, 08/23/04..........................     24,958,410
     17,000,000 Toyota Motor Credit Co.
                 1.134%, 09/02/04..........................     16,966,383
      8,104,000 UBS Finance, Inc. 1.038%, 07/06/04.........      8,102,835
                                                            --------------
                                                               215,499,430
                                                            --------------

                REPURCHASE AGREEMENT--0.7%
      7,037,000 State Street Corp. Repurchase Agreement
                 dated 06/30/04 at 0.350% to be
                 repurchased at $7,037,068 on 07/01/04,
                 collateralized by $4,275,000 U.S. Treasury
                 Note 6.875% due 05/15/06 with a value
                 of $4,636,490 and by $2,450,000 U.S.
                 Treasury Note 4.625% due 05/15/06 with
                 a value of $2,549,080.....................      7,037,000
                                                            --------------
                Total Short Term Investments
                 (Identified Cost $222,536,430)............    222,536,430
                                                            --------------
                Total Investments--120.6%
                 (Identified Cost $1,198,092,207) (a)......  1,200,771,250
                Other assets less liabilities..............   (205,400,653)
                                                            --------------
                TOTAL NET ASSETS--100%..................... $  995,370,597
                                                            ==============




































FORWARD CONTRACTS

                                       LOCAL    AGGREGATE
                            DELIVERY  CURRENCY    FACE       TOTAL      UNREALIZED
FORWARD CURRENCY CONTRACTS    DATE     AMOUNT     VALUE      VALUE    (DEPRECIATION)
--------------------------  --------- --------- ---------- ---------- --------------
CAD (sold)................. 7/14/2004 1,925,000 $1,430,344 $1,435,540    $ (5,196)
Euro (sold)................ 7/14/2004 1,225,000  1,479,188  1,491,748     (12,560)
                                                                         --------
Net Unrealized Depreciation                                              $(17,756)
                                                                         ========

FUTURES CONTRACTS

                                                                                   UNREALIZED
                                   EXPIRATION NUMBER OF   CONTRACT   VALUATION AS APPRECIATION/
FUTURES CONTRACTS LONG                DATE    CONTRACTS    AMOUNT     OF 6/30/04  DEPRECIATION
----------------------             ---------- --------- ------------ ------------ -------------
Eurodollar Futures................  9/30/04      829    $203,381,688 $203,063,550   $(318,138)
Interest Rate Swap 10 Year Futures  9/30/04      135      40,248,913   40,728,000     479,087
U.S. Treasury Note 2 Year Futures.  9/30/04      384      28,411,869   28,423,828      11,959

FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Note 5 Year Futures.  9/30/04     (453)     48,793,551   49,235,437    (441,886)
U.S. Treasury Note 10 Year Futures  9/30/04     (482)     52,390,474   52,696,156    (305,682)
                                                                                    ---------
Net Unrealized Depreciation.......                                                  $(574,660)
                                                                                    =========

 See accompanying notes to statement of investments and financial statements.

                                    MSF-40

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $1,200,771,250
       Cash..................................                      77,920
       Collateral for securities loaned......                 159,420,466
       Receivable for:
        Securities sold......................                  64,137,583
        Fund shares sold.....................                   1,632,738
        Dividends and interest...............                  11,119,945
        Future Variation Margin..............                      33,272
                                                           --------------
         Total Assets........................               1,437,193,174
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $  1,047,436
        Securities purchased.................  280,698,435
        Open forward currency contracts--
         net.................................       17,756
        Return of collateral for securities
         loaned..............................  159,420,466
       Accrued expenses:
        Management fees......................      324,360
        Service and distribution fees........       28,658
        Deferred trustees fees...............       75,817
        Other expenses.......................      209,649
                                              ------------
         Total Liabilities...................                 441,822,577
                                                           --------------
     NET ASSETS..............................              $  995,370,597
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $  979,508,549
        Undistributed net investment
         income..............................                  16,715,659
        Accumulated net realized gains
         (losses)............................                  (2,938,817)
        Unrealized appreciation
         (depreciation) on investments,
         options, futures contracts and
         foreign currency....................                   2,085,206
                                                           --------------
     NET ASSETS..............................              $  995,370,597
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price Per
      share ($826,609,594 divided by
      7,608,686 shares outstanding)..........              $       108.64
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($106,647,936 divided by
      991,362 shares outstanding)............              $       107.58
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($62,113,067 divided by
      575,120 shares outstanding)............              $       108.00
                                                           ==============
     Identified cost of investments..........              $1,198,092,207
                                                           ==============








STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

    INVESTMENT INCOME
      Interest................................               $ 19,239,975(a)
                                                             ------------
    EXPENSES
      Management fees......................... $  2,003,356
      Service and distribution fees--Class B..      122,582
      Service and distribution fees--Class E..       40,899
      Directors' fees and expenses............       10,449
      Custodian...............................      107,505
      Audit and tax services..................       12,471
      Legal...................................       12,335
      Printing................................      191,731
      Insurance...............................       11,096
      Miscellaneous...........................        1,981
                                               ------------
      Total expenses..........................                  2,514,405
                                                             ------------
    NET INVESTMENT INCOME.....................                 16,725,570
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................    1,047,035
      Options--net............................      160,526
      Futures contracts--net..................     (750,208)
      Foreign currency transactions--net......         (124)      457,229
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  (19,064,621)
      Options--net............................     (167,256)
      Futures contracts--net..................     (556,187)
      Foreign currency transactions--net......      (19,177)  (19,807,241)
                                               ------------  ------------
    Net gain (loss)...........................                (19,350,012)
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $ (2,624,442)
                                                             ============

(a)Includes income on securities loaned of $51,263.


                See accompanying notes to financial statements.

                                    MSF-41

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   16,725,570  $   37,463,876
  Net realized gain (loss)..........................................        457,229      32,858,094
  Unrealized appreciation (depreciation)............................    (19,807,241)    (12,770,089)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     (2,624,442)     57,551,881
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
   Class A..........................................................    (34,576,323)    (29,394,621)
   Class B..........................................................     (3,976,520)     (1,861,712)
   Class E..........................................................     (2,362,593)       (850,252)
                                                                     --------------  --------------
                                                                        (40,915,436)    (32,106,585)
                                                                     --------------  --------------
  Net realized gain
   Class A..........................................................    (14,435,270)              0
   Class B..........................................................     (1,731,879)              0
   Class E..........................................................     (1,006,674)              0
                                                                     --------------  --------------
                                                                        (17,173,823)              0
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (58,089,259)    (32,106,585)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     37,901,869     (12,640,076)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    (22,811,832)     12,805,220

NET ASSETS
  Beginning of the period...........................................  1,018,182,429   1,005,377,209
                                                                     --------------  --------------
  End of the period................................................. $  995,370,597  $1,018,182,429
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   16,715,659  $   40,905,525
                                                                     ==============  ==============

























OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                    JUNE 30, 2004           DECEMBER 31, 2003
                                                               -----------------------  -------------------------
                                                                SHARES         $          SHARES          $
                                                               --------  -------------  ----------  -------------
CLASS A
  Sales.......................................................  496,724  $  55,618,273     869,841  $  98,947,041
  Reinvestments...............................................  448,290     49,011,593     263,369     29,394,621
  Redemptions................................................. (960,374)  (108,721,839) (1,841,075)  (209,080,650)
                                                               --------  -------------  ----------  -------------
  Net increase (decrease).....................................  (15,360) $  (4,091,973)   (707,865) $ (80,738,988)
                                                               ========  =============  ==========  =============
CLASS B
  Sales.......................................................  240,875  $  26,992,057     427,279  $  48,252,143
  Reinvestments...............................................   52,700      5,708,399      16,813      1,861,712
  Redemptions.................................................  (98,109)   (11,015,841)    (74,610)    (8,401,092)
                                                               --------  -------------  ----------  -------------
  Net increase (decrease).....................................  195,466  $  21,684,615     369,482  $  41,712,763
                                                               ========  =============  ==========  =============
CLASS E
  Sales.......................................................  208,969  $  23,805,338     338,267  $  38,288,609
  Reinvestments...............................................   30,990      3,369,267       7,653        850,252
  Redemptions.................................................  (60,866)    (6,865,378)   (113,068)   (12,752,712)
                                                               --------  -------------  ----------  -------------
  Net increase (decrease).....................................  179,093  $  20,309,227     232,852  $  26,386,149
                                                               ========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions.  359,199  $  37,901,869    (105,531) $ (12,640,076)
                                                               ========  =============  ==========  =============


                See accompanying notes to financial statements.

                                    MSF-42

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH BOND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                     CLASS A
                                                          -------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    -----------------------------------------------
                                                              2004        2003      2002      2001      2000     1999
                                                          ----------    --------  --------  --------  -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 115.62     $ 112.74  $ 109.33  $ 109.66  $ 101.40 $ 109.89
                                                           --------     --------  --------  --------  -------- --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      2.10         4.55      5.30      5.92      7.82     7.67
  Net realized and unrealized gain (loss) on investments.     (2.33)        1.93      3.57      3.20      0.44    (8.18)
                                                           --------     --------  --------  --------  -------- --------
  Total from investment operations.......................     (0.23)        6.48      8.87      9.12      8.26    (0.51)
                                                           --------     --------  --------  --------  -------- --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (4.76)       (3.60)    (5.46)    (9.45)     0.00    (7.72)
  Distributions from net realized capital gains..........     (1.99)        0.00      0.00      0.00      0.00    (0.16)
  Distributions in excess of net realized capital gains..      0.00         0.00      0.00      0.00      0.00    (0.10)
                                                           --------     --------  --------  --------  -------- --------
  Total distributions....................................     (6.75)       (3.60)    (5.46)    (9.45)     0.00    (7.98)
                                                           --------     --------  --------  --------  -------- --------
NET ASSET VALUE, END OF PERIOD...........................  $ 108.64     $ 115.62  $ 112.74  $ 109.33  $ 109.66 $ 101.40
                                                           ========     ========  ========  ========  ======== ========
TOTAL RETURN (%).........................................      (0.2)(b)      5.9       8.5       8.8       8.1     (0.5)
Ratio of operating expenses to average net assets (%)....      0.47 (c)     0.47      0.51      0.49      0.47     0.48
Ratio of net investment income to average net assets (%).      3.37 (c)     3.69      4.53      5.99      7.37     7.12
Portfolio turnover rate (%)..............................       488 (c)      428       356       271        81       77
Net assets, end of period (000)..........................  $826,610     $881,513  $939,369  $349,417  $283,140 $283,856

                                                                    CLASS B
                                                 -------------------------------------------
                                                  SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                    ENDED        DECEMBER 31,       THROUGH
                                                   JUNE 30,    ----------------   DECEMBER 31,
                                                     2004        2003     2002        2001
                                                 ----------    -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $ 114.51     $111.84  $108.70     $103.37
                                                  --------     -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................      1.80        3.57     5.41        0.84
  Net realized and unrealized gain (loss) on
   investments..................................     (2.18)       2.58     3.11        4.49
                                                  --------     -------  -------     -------
  Total from investment operations..............     (0.38)       6.15     8.52        5.33
                                                  --------     -------  -------     -------
LESS DISTRIBUTIONS
  Distributions from net investment income......     (4.56)      (3.48)   (5.38)       0.00
  Distributions from net realized capital gains.     (1.99)       0.00     0.00        0.00
                                                  --------     -------  -------     -------
  Total distributions...........................     (6.55)      (3.48)   (5.38)       0.00
                                                  --------     -------  -------     -------
NET ASSET VALUE, END OF PERIOD..................  $ 107.58     $114.51  $111.84     $108.70
                                                  ========     =======  =======     =======
TOTAL RETURN (%)................................      (0.4)(b)     5.6      8.2        5.2 (b)
Ratio of operating expenses to average net
 assets (%).....................................      0.72 (c)    0.72     0.76       0.74 (c)
Ratio of net investment income to average net
 assets (%).....................................      3.12 (c)    3.40     4.28       5.07 (c)
Portfolio turnover rate (%).....................       488 (c)     428      356         271
Net assets, end of period (000).................  $106,648     $91,135  $47,690     $ 7,931

                                                                  CLASS E
                                                --------------------------------------------
                                                SIX MONTHS                 APRIL 23, 2002(A)
                                                  ENDED       YEAR ENDED        THROUGH
                                                 JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                   2004          2003            2002
                                                ----------   ------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD............ $114.98       $112.26          $105.14
                                                 -------       -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................    1.51          3.19             1.70
  Net realized and unrealized gain (loss) on
   investments..................................   (1.84)         3.09             5.42
                                                 -------       -------          -------
  Total from investment operations..............   (0.33)         6.28             7.12
                                                 -------       -------          -------
LESS DISTRIBUTIONS
  Distributions from net investment income......   (4.66)        (3.56)            0.00
  Distributions from net realized capital gains.   (1.99)         0.00             0.00
                                                 -------       -------          -------
  Total distributions...........................   (6.65)        (3.56)            0.00
                                                 -------       -------          -------
NET ASSET VALUE, END OF PERIOD.................. $108.00       $114.98          $112.26
                                                 =======       =======          =======
TOTAL RETURN (%)................................    (0.3)(b)       5.7             6.8 (b)
Ratio of operating expenses to average net
 assets (%).....................................    0.62 (c)      0.62            0.66 (c)
Ratio of net investment income to average net
 assets (%).....................................    3.22 (c)      3.48            4.25 (c)
Portfolio turnover rate (%).....................     488 (c)       428              356
Net assets, end of period (000)................. $62,113       $45,534          $18,318

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-43

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--59.2% OF TOTAL NET ASSETS

                                                            VALUE
            SHARES                                         (NOTE 1)
          ------------------------------------------------------------

                      AEROSPACE & DEFENSE--1.9%
              106,000 Lockheed Martin Corp.............. $   5,520,480
               19,336 Northrop Grumman Corp.............     1,038,343
                9,400 Precision Castparts Corp..........       514,086
               17,200 Raytheon Co.......................       615,244
                                                         -------------
                                                             7,688,153
                                                         -------------

                      AIRLINES--0.2%
               37,500 Southwest Airlines Co.............       628,875
                                                         -------------

                      AUTO COMPONENTS--0.4%
               20,200 Magna International, Inc..........     1,720,434
                                                         -------------

                      BEVERAGES--0.3%
               14,400 Anheuser-Busch Cos., Inc..........       777,600
               27,000 Diageo, Plc., (GBP)...............       364,469
                3,125 PepsiCo, Inc......................       168,375
                                                         -------------
                                                             1,310,444
                                                         -------------

                      BIOTECHNOLOGY--0.1%
                9,900 Genzyme Corp. (b).................       468,567
                                                         -------------

                      BUILDING PRODUCTS--0.2%
               26,800 Masco Corp........................       835,624
                                                         -------------

                      CAPITAL MARKETS--3.1%
                9,500 Franklin Resources, Inc...........       475,760
               17,200 Goldman Sachs Group, Inc..........     1,619,552
               10,700 Lehman Brothers Holdings, Inc.....       805,175
              158,520 Mellon Financial Corp.............     4,649,391
               68,110 Merrill Lynch & Co., Inc..........     3,676,578
               27,000 Morgan Stanley....................     1,424,790
                                                         -------------
                                                            12,651,246
                                                         -------------

                      CHEMICALS--2.7%
               24,604 Air Products & Chemicals, Inc.....     1,290,480
               80,200 E. I. du Pont de Nemours & Co.....     3,562,484
               56,380 Lyondell Chemical Co..............       980,448
               29,600 Monsanto Co.......................     1,139,600
               28,900 PPG Industries, Inc...............     1,805,961
                5,900 Praxair, Inc......................       235,469
                8,100 Syngenta AG, (CHF)................       680,955
               34,900 The Dow Chemical Co...............     1,420,430
                                                         -------------
                                                            11,115,827
                                                         -------------

                      COMMERCIAL BANKS--4.8%
              110,869 Bank of America Corp..............     9,381,735
               54,400 Bank One Corp.....................     2,774,400
               64,900 PNC Financial Services Group, Inc.     3,444,892
                8,900 SouthTrust Corp...................       345,409
               44,750 SunTrust Banks, Inc...............     2,908,302
               33,300 U.S. Bancorp......................       917,748
                                                         -------------
                                                            19,772,486
                                                         -------------

                                                                VALUE
          SHARES                                               (NOTE 1)
        ------------------------------------------------------------------

                       COMMERCIAL SERVICES & SUPPLIES--0.1%
             13,000    Aramark Corp. (Class B).............. $     373,880
                                                             -------------

                       COMMUNICATIONS EQUIPMENT--0.8%
             34,000    Cisco Systems, Inc. (b)..............       805,800
            170,000    Nokia Corp. (ADR)....................     2,471,800
                                                             -------------
                                                                 3,277,600
                                                             -------------

                       COMPUTERS & PERIPHERALS--0.2%
              9,624    Hewlett-Packard Co...................       203,066
              5,900    International Business Machines Corp.       520,085
                                                             -------------
                                                                   723,151
                                                             -------------

                       CONSUMER FINANCE--0.7%
             31,400    American Express Co..................     1,613,332
             43,100    MBNA Corp............................     1,111,549
                                                             -------------
                                                                 2,724,881
                                                             -------------

                       CONTAINERS & PACKAGING--0.9%
            143,600    Owens-Illinois, Inc. (b).............     2,406,736
             58,000    Smurfit-Stone Container Corp. (b)....     1,157,100
                                                             -------------
                                                                 3,563,836
                                                             -------------

                       DIVERSIFIED FINANCIAL SERVICES--2.1%
            183,763    Citigroup, Inc.......................     8,544,979
                                                             -------------

                       DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
            437,800    Nortel Networks Corp.................     2,184,622
             84,800    SBC Communications, Inc..............     2,056,400
            393,800    Sprint Corp. (FON Group).............     6,930,880
            194,230    Verizon Communications, Inc..........     7,029,184
                                                             -------------
                                                                18,201,086
                                                             -------------

                       ELECTRIC UTILITIES--2.0%
              4,310    Ameren Corp..........................       185,158
             20,800    Cinergy Corp.........................       790,400
             15,800    Energy East Corp.....................       383,150
             30,000    Entergy Corp.........................     1,680,300
             25,000    Exelon Corp..........................       832,250
              5,261    FirstEnergy Corp.....................       196,814
              8,100    KeySpan Corp.........................       297,270
             28,050    NiSource, Inc........................       578,391
              3,900    NSTAR................................       186,732
             24,600    PPL Corp.............................     1,129,140
             52,249    TXU Corp.............................     2,116,607
                                                             -------------
                                                                 8,376,212
                                                             -------------

                       ELECTRICAL EQUIPMENT--0.3%
              4,800    Cooper Industries, Ltd. (Class A)....       285,168
             14,500    Emerson Electric Co..................       921,475
                                                             -------------
                                                                 1,206,643
                                                             -------------

                       ENERGY EQUIPMENT & SERVICES--2.4%
             32,160    BJ Services Co. (b)..................     1,474,214

 See accompanying notes to statement of investments and financial statements.

                                    MSF-44

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    ENERGY EQUIPMENT & SERVICES--(CONTINUED)
             35,390 Cooper Cameron Corp. (b).............. $   1,723,493
             11,000 Dominion Resources, Inc...............       693,880
            111,040 Noble Corp. (b).......................     4,207,306
             26,100 Schlumberger, Ltd.....................     1,657,611
                                                           -------------
                                                               9,756,504
                                                           -------------

                    FOOD & STAPLES RETAILING--0.1%
             26,690 The Kroger Co. (b)....................       485,758
                                                           -------------

                    FOOD PRODUCTS--2.0%
             89,784 Archer-Daniels-Midland Co.............     1,506,576
             53,900 General Mills, Inc....................     2,561,867
             33,800 H.J. Heinz Co.........................     1,324,960
             30,500 Kellogg Co............................     1,276,425
             57,600 Sara Lee Corp.........................     1,324,224
                                                           -------------
                                                               7,994,052
                                                           -------------

                    GAS UTILITIES--0.1%
             13,600 AGL Resources, Inc....................       395,080
                                                           -------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
              8,793 Baxter International, Inc.............       303,446
              2,200 Guidant Corp..........................       122,936
              3,450 Hospira, Inc. (b).....................        95,220
            259,800 Rite Aid Corp.........................     1,356,156
                                                           -------------
                                                               1,877,758
                                                           -------------

                    HEALTH CARE PROVIDERS & SERVICES--1.0%
             17,200 Apria Healthcare Group, Inc. (b)......       493,640
              9,400 Cardinal Health, Inc..................       658,470
             13,600 HCA, Inc..............................       565,624
             22,500 Lincare Holdings, Inc. (b)............       739,350
            130,400 Tenet Healthcare Corp. (b)............     1,748,664
                                                           -------------
                                                               4,205,748
                                                           -------------

                    HOTELS, RESTAURANTS & LEISURE--0.2%
             24,600 Hilton Hotels Corp....................       459,036
             16,400 McDonald's Corp.......................       426,400
                                                           -------------
                                                                 885,436
                                                           -------------

                    HOUSEHOLD DURABLES--0.5%
             94,000 Newell Rubbermaid, Inc................     2,209,000
                                                           -------------

                    HOUSEHOLD PRODUCTS--0.6%
             37,369 Kimberly-Clark Corp...................     2,461,870
                                                           -------------

                    IT SERVICES--0.2%
             34,910 Accenture, Ltd. (Class A) (b).........       959,327
                                                           -------------

                    INDUSTRIAL CONGLOMERATES--1.4%
             65,640 General Electric Co...................     2,126,736
            102,340 Tyco International, Ltd...............     3,391,548
                                                           -------------
                                                               5,518,284
                                                           -------------

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                 INSURANCE--2.5%
           6,250 AFLAC, Inc................................. $     255,063
          63,600 Conseco, Inc. (b)..........................     1,265,640
          41,560 Hartford Financial Services Group, Inc.....     2,856,834
           3,300 Marsh & McLennan Cos., Inc.................       149,754
          84,336 The Allstate Corp..........................     3,925,841
           5,500 The Chubb Corp.............................       374,990
          34,752 The St. Paul Travelers Cos., Inc...........     1,408,846
                                                             -------------
                                                                10,236,968
                                                             -------------

                 LEISURE EQUIPMENT & PRODUCTS--0.2%
           8,800 Hasbro, Inc................................       167,200
          41,400 Mattel, Inc................................       755,550
                                                             -------------
                                                                   922,750
                                                             -------------

                 MACHINERY--0.7%
          10,400 Caterpillar, Inc...........................       826,176
           8,900 Deere & Co.................................       624,246
          13,200 Eaton Corp.................................       854,568
           8,400 Ingersoll-Rand Co., Ltd. (Class A).........       573,804
                                                             -------------
                                                                 2,878,794
                                                             -------------

                 MEDIA--4.3%
         151,690 Comcast Corp. (Special Class A) (b)........     4,188,161
          12,500 Cox Communications, Inc....................       347,375
          13,000 EchoStar Communications Corp. (Class A) (b)       399,750
           8,800 New York Times Co. (Class A)...............       393,448
         170,300 Reed Elsevier, Plc., (GBP).................     1,658,321
          23,700 The News Corp., Ltd. (ADR).................       779,256
         111,300 The Walt Disney Co.........................     2,837,037
          79,900 Time Warner, Inc. (b)......................     1,404,642
          20,050 Tribune Co.................................       913,077
         136,642 Viacom, Inc. (Class B).....................     4,880,852
                                                             -------------
                                                                17,801,919
                                                             -------------

                 METALS & MINING--0.5%
           3,000 Alcoa, Inc.................................        99,090
          46,900 BHP Billiton, Plc., (GBP)..................       408,175
          36,300 Companhia Vale do Rio Doce (ADR)...........     1,726,065
                                                             -------------
                                                                 2,233,330
                                                             -------------

                 MULTI-UTILITIES--0.5%
         417,890 Calpine Corp. (b)..........................     1,805,285
           9,000 National Fuel Gas Co.......................       225,000
                                                             -------------
                                                                 2,030,285
                                                             -------------

                 OFFICE ELECTRONICS--0.1%
          17,000 Xerox Corp.................................       246,500
                                                             -------------

                 OIL & GAS--4.9%
          77,800 BP, Plc. (ADR).............................     4,167,746
           2,900 ChevronTexaco Corp.........................       272,919
          20,900 ConocoPhillips.............................     1,594,461
          41,850 Devon Energy Corp..........................     2,762,100

 See accompanying notes to statement of investments and financial statements.

                                    MSF-45

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                   OIL & GAS--(CONTINUED)
            18,900 EnCana Corp............................ $     815,724
             5,800 EOG Resources, Inc.....................       346,318
            67,228 Exxon Mobil Corp.......................     2,985,595
           132,000 GlobalSantaFe Corp.....................     3,498,000
            10,700 Newfield Exploration Co. (b)...........       596,418
            17,500 Total S.A. (ADR).......................     1,681,400
            36,400 Unocal Corp............................     1,383,200
                                                           -------------
                                                              20,103,881
                                                           -------------

                   PAPER & FOREST PRODUCTS--0.7%
            27,320 Bowater, Inc...........................     1,136,239
            11,200 Georgia-Pacific Corp...................       414,176
            33,750 International Paper Co.................     1,508,625
                                                           -------------
                                                               3,059,040
                                                           -------------

                   PHARMACEUTICALS--4.8%
            58,900 Abbott Laboratories....................     2,400,764
             8,900 Eli Lilly & Co.........................       622,199
           100,700 Johnson & Johnson......................     5,608,990
            84,540 Merck & Co., Inc.......................     4,015,650
            13,800 Novartis AG, (CHF).....................       610,512
            20,700 Pfizer, Inc............................       709,596
            13,800 Roche Holdings AG, (CHF)...............     1,369,533
             6,400 Sanofi-Synthelabo S.A., (EUR)..........       406,728
           111,600 Wyeth..................................     4,035,456
                                                           -------------
                                                              19,779,428
                                                           -------------

                   ROAD & RAIL--0.4%
            29,300 Burlington Northern Santa Fe Corp......     1,027,551
             9,403 Union Pacific Corp.....................       559,008
                                                           -------------
                                                               1,586,559
                                                           -------------

                   SEMICONDUCTORS & EQUIPMENT--0.2%
           110,900 Agere Systems, Inc. (Class B) (b)......       238,435
            20,300 Novellus Systems, Inc. (b).............       638,232
                                                           -------------
                                                                 876,667
                                                           -------------

                   SOFTWARE--1.9%
            25,000 Cadence Design Systems, Inc. (b).......       365,750
            53,300 Computer Associates International, Inc.     1,495,598
           178,400 Microsoft Corp.........................     5,095,104
            34,550 Network Associates, Inc. (b)...........       626,392
                                                           -------------
                                                               7,582,844
                                                           -------------

                   SPECIALTY RETAIL--0.5%
            34,900 The Home Depot, Inc....................     1,228,480
            32,100 TJX Cos., Inc..........................       774,894
                                                           -------------
                                                               2,003,374
                                                           -------------

                   TEXTILES, APPAREL & LUXURY GOODS--0.1%
            11,000 Reebok International, Ltd..............       395,780
                                                           -------------

                                                                    VALUE
       SHARES                                                      (NOTE 1)
    --------------------------------------------------------------------------

                    THRIFTS & MORTGAGE FINANCE--1.2%
          35,144    Federal Home Loan Mortgage Corp............. $   2,224,615
          35,400    Federal National Mortgage Association.......     2,526,144
                                                                 -------------
                                                                     4,750,759
                                                                 -------------

                    TOBACCO--0.7%
          54,700    Altria Group, Inc...........................     2,737,735
                                                                 -------------

                    WIRELESS TELECOMMUNICATION SERVICES--0.8%
         140,895    Vodafone Group, Plc. (ADR)..................     3,113,780
                                                                 -------------
                    Total Common Stocks
                     (Identified Cost $227,787,011).............   242,273,134
                                                                 -------------

    BONDS & NOTES--37.9%
        FACE
       AMOUNT
    --------------------------------------------------------------------------

                    AEROSPACE & DEFENSE--0.3%
    $    381,000    BAE Systems Holdings, Inc. (144A)
                     6.400%, 12/15/11...........................       405,593
         510,000    Northrop Grumman Corp.
                     7.750%, 02/15/31...........................       593,215
         380,000    Raytheon Co. 6.150%, 11/01/08...............       405,356
                                                                 -------------
                                                                     1,404,164
                                                                 -------------

                    ASSET BACKED--0.6%
         220,000    AESOP Funding, L.L.C. (144A)
                     2.860%, 08/20/09...........................       209,800
         204,000    AmeriCredit Automobile Receivables Co.
                     2.180%, 07/07/08...........................       201,063
         199,541    Capital Auto Receivables Asset Trust (144A)
                     3.050%, 09/15/05 (d).......................       200,285
         325,000    Capital One Auto Finance Trust
                     4.790%, 01/15/09...........................       332,178
         300,000    Capital One Master Trust
                     5.450%, 03/16/09...........................       310,706
         300,000    Connecticut RRB Special Purpose Trust
                     6.210%, 12/30/11 (d).......................       324,551
         212,935    Continental Airlines Pass Through
                     6.648%, 09/15/17...........................       198,741
         500,000    Providian Gateway Master Trust
                     1.519%, 03/16/09 (d).......................       501,625
          91,685    Residential Asset Mortgage Products, Inc.
                     3.800%, 07/25/30...........................        90,087
         200,000    WFS Financial Owner Trust
                     4.870%, 09/20/09...........................       204,870
                                                                 -------------
                                                                     2,573,906
                                                                 -------------

                    AUTOMOBILES--0.3%
         162,000    DaimlerChrysler North America Holdings Corp.
                     8.000%, 06/15/10...........................       182,078
         651,000    DaimlerChrysler North America Holdings Corp.
                     6.500%, 11/15/13...........................       667,431

 See accompanying notes to statement of investments and financial statements.

                                    MSF-46

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

        FACE                                                      VALUE
       AMOUNT                                                    (NOTE 1)
    ------------------------------------------------------------------------

                 AUTOMOBILES--(CONTINUED)
    $    415,000 Ford Motor Co. 7.450%, 07/16/31.............. $     395,586
                                                               -------------
                                                                   1,245,095
                                                               -------------

                 BUILDING & CONSTRUCTION--0.1%
         309,000 CRH America, Inc. 6.950%, 03/15/12...........       339,522
                                                               -------------

                 CHEMICALS--0.0%
         108,000 The Dow Chemical Co. 5.750%, 12/15/08........       113,333
                                                               -------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
         150,000 Bear Stearns Commercial Mortgage Securities,
                  Inc. 4.680%, 08/13/39.......................       143,905
         700,000 Chase Commercial Mortgage Securities Corp.
                  6.390%, 11/18/30............................       754,309
         193,000 Criimi Mae Commercial Mortgage Trust (144A)
                  7.000%, 06/02/33............................       203,969
         204,000 Deutsche Mortgage & Asset Receiving Corp.
                  6.538%, 06/15/31............................       218,444
         561,246 First Union Lehman Brothers Commercial
                  Mortgage Trust 7.380%, 04/18/29.............       601,867
          23,733 First Union Lehman Brothers Commercial
                  Mortgage Trust 6.650%, 11/18/29.............        25,243
         336,525 First Union Lehman Brothers Commercial
                  Mortgage Trust 6.560%, 11/18/35.............       363,135
          35,000 GFCM 2003-1 (144A)
                  5.742%, 05/12/35 (d)........................        34,065
         500,000 Greenwich Capital Commercial Funding Corp.
                  4.915%, 01/05/36 (d)........................       487,017
         258,462 Lehman Brothers Commercial Conduit Mortgage
                  Trust 6.480%, 02/18/30 (d)..................       277,842
         311,682 Lehman Brothers Commercial Conduit Mortgage
                  Trust 6.780%, 06/15/31......................       340,969
         403,228 Merrill Lynch Mortgage Investments, Inc.
                  6.390%, 02/15/30 (d)........................       427,564
       6,465,364 Morgan Stanley Capital I (144A)
                  0.810%, 11/15/30 (d)........................       166,287
         250,000 Morgan Stanley Capital I, Inc.
                  5.150%, 06/13/41............................       248,256
          58,953 Multi-Family Capital Access One, Inc.
                  6.650%, 01/15/24............................        64,414
         500,000 Nomura Asset Securities Corp.
                  6.590%, 03/15/30............................       542,716
         250,000 Onyx Acceptance Owner Trust
                  4.600%, 10/15/08............................       254,975
         125,000 Pemex Project Funding Master Trust
                  9.125%, 10/13/10............................       143,125
         127,000 Pemex Project Funding Master Trust
                  8.625%, 02/01/22............................       132,080
          35,673 Residential Funding Mortgage Securities, Inc.
                  6.000%, 12/25/16............................        35,624
         571,000 Small Business Administration Participation
                  Certificates 5.520%, 06/01/24 (d)...........       577,551
          44,065 Small Business Administration Participation
                  Certificates 4.350%, 07/01/23 (d)...........        41,717

        FACE                                                     VALUE
       AMOUNT                                                   (NOTE 1)
    -----------------------------------------------------------------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
    $    111,000 Small Business Administration Participation
                  Certificates 4.770%, 04/01/24.............. $     107,318
         180,000 Small Business Administration Participation
                  Certificates 5.180%, 05/01/24 (d)..........       178,732
         235,387 TIAA Retail Commercial Mortgage Trust (144A)
                  7.170%, 01/15/32...........................       250,203
         120,634 Wells Fargo Mortgage Backed Securities Trust
                  6.000%, 04/25/17...........................       120,887
                                                              -------------
                                                                  6,742,214
                                                              -------------

                 DRUGS & HEATH CARE--0.2%
          40,000 HCA, Inc. 8.750%, 09/01/10..................        45,674
         386,000 HCA, Inc. 6.950%, 05/01/12..................       402,724
          43,000 HCA, Inc. 6.250%, 02/15/13..................        42,743
         225,000 Wyeth 6.500%, 02/01/34......................       212,072
                                                              -------------
                                                                    703,213
                                                              -------------

                 ELECTRICAL UTILITIES--1.1%
          44,000 Centerpoint Energy Resources Corp.
                  7.875%, 04/01/13...........................        49,232
         155,000 DTE Energy Co. 7.050%, 06/01/11.............       168,014
         250,000 Exelon Generation Co., L.L.C.
                  6.950%, 06/15/11...........................       273,733
         331,000 FirstEnergy Corp. (Series B)
                  6.450%, 11/15/11...........................       343,167
         103,000 GCIC Funding Corp. (144A)
                  5.129%, 01/15/14...........................       101,247
         150,000 MidAmerican Energy Holdings Co.
                  3.500%, 05/15/08...........................       144,689
         500,000 MidAmerican Energy Holdings Co.
                  5.875%, 10/01/12...........................       507,704
         200,000 Niagara Mohawk Power Corp.
                  5.375%, 10/01/04...........................       201,699
          68,000 Niagara Mohawk Power Corp.
                  7.750%, 05/15/06...........................        73,496
         100,000 NiSource, Inc. 3.200%, 11/01/06.............        98,864
         483,000 Oncor Electric Delivery Co.
                  7.000%, 09/01/22...........................       516,815
         427,000 Pacific Gas & Electric Co.
                  4.800%, 03/01/14...........................       404,600
         178,000 Progress Energy, Inc. 7.100%, 03/01/11......       195,050
         222,000 Progress Energy, Inc. 6.850%, 04/15/12......       239,898
         246,000 PSE&G Power, L.L.C. 6.950%, 06/01/12........       267,497
         365,000 PSE&G Power, L.L.C. 8.625%, 04/15/31........       445,812
         164,000 Toledo Edison Co. 7.875%, 08/01/04..........       164,666
          98,000 TXU Energy Co. 7.000%, 03/15/13.............       106,717
          50,000 United Energy Distribution Holdings, Ltd.
                  (144A) 5.450%, 04/15/16....................        49,580
          45,000 Virginia Electric & Power Co.
                  5.375%, 02/01/07...........................        46,911
                                                              -------------
                                                                  4,399,391
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-47

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  ENERGY--0.0%
     $    100,000 PPL Energy Supply, L.L.C. 6.400%, 11/01/11 $     105,989
                                                             -------------

                  ENVIRONMENTAL CONTROL--0.2%
          196,000 USA Waste Services, Inc. 7.000%, 07/15/28.       203,447
          500,000 Waste Management, Inc. 7.375%, 08/01/10...       561,766
                                                             -------------
                                                                   765,213
                                                             -------------

                  FEDERAL AGENCIES--18.0%
        1,245,000 Federal Home Loan Bank 2.875%, 09/15/06...     1,239,551
          480,000 Federal Home Loan Bank 5.250%, 06/18/14...       481,277
           90,599 Federal Home Loan Bank 5.000%, 06/01/18...        90,892
          193,685 Federal Home Loan Bank 5.000%, 12/01/18...       194,311
          276,633 Federal Home Loan Bank 4.500%, 01/01/19...       270,932
          241,570 Federal Home Loan Bank 5.500%, 01/01/19...       247,374
          321,139 Federal Home Loan Bank 5.000%, 02/01/19...       321,970
           28,943 Federal Home Loan Bank 5.500%, 04/01/19...        29,643
           23,632 Federal Home Loan Bank 5.500%, 06/01/19...        24,200
          254,559 Federal Home Loan Bank 6.000%, 02/01/23...       262,912
          255,631 Federal Home Loan Bank 5.500%, 12/01/33...       255,299
          197,898 Federal Home Loan Bank 5.500%, 01/01/34...       197,641
          118,592 Federal Home Loan Bank 5.500%, 04/01/34...       118,252
          109,845 Federal Home Loan Bank 6.000%, 04/01/34...       112,327
          110,928 Federal Home Loan Bank 6.500%, 05/01/34...       115,707
          152,906 Federal Home Loan Bank 6.500%, 06/01/34...       159,494
        1,270,000 Federal Home Loan Mortgage Corp.
                   7.000%, 07/15/05.........................     1,331,161
          961,000 Federal Home Loan Mortgage Corp.
                   5.500%, 07/15/06.........................     1,005,668
          419,000 Federal Home Loan Mortgage Corp.
                   2.875%, 12/15/06.........................       414,917
          250,000 Federal Home Loan Mortgage Corp.
                   6.000%, 06/15/11.........................       268,439
          725,000 Federal Home Loan Mortgage Corp.
                   5.500%, 09/15/11.........................       755,733
        3,637,000 Federal Home Loan Mortgage Corp.
                   4.875%, 11/15/13.........................     3,564,420
           69,039 Federal Home Loan Mortgage Corp.
                   5.000%, 12/01/17.........................        69,279
          224,451 Federal Home Loan Mortgage Corp.
                   5.500%, 05/01/33.........................       224,160
          681,443 Federal Home Loan Mortgage Corp.
                   5.000%, 09/01/33.........................       659,911
          326,618 Federal Home Loan Mortgage Corp.
                   5.000%, 11/01/33.........................       316,297
          322,000 Federal National Mortgage Association
                   2.500%, 06/15/06.........................       318,920
        3,666,000 Federal National Mortgage Association
                   5.250%, 04/15/07.........................     3,835,362
          946,839 Federal National Mortgage Association
                   6.500%, 05/01/08.........................     1,017,907
          728,000 Federal National Mortgage Association
                   6.000%, 05/15/08.........................       784,119
          804,000 Federal National Mortgage Association
                   6.625%, 09/15/09.........................       889,402

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $  3,400,000 Federal National Mortgage Association
                      6.625%, 11/15/10.................... $   3,775,013
             423,811 Federal National Mortgage Association
                      5.500%, 01/01/14....................       436,254
             599,000 Federal National Mortgage Association
                      5.125%, 01/02/14....................       582,926
             221,659 Federal National Mortgage Association
                      7.000%, 02/01/16....................       235,512
             231,879 Federal National Mortgage Association
                      6.000%, 04/01/16....................       242,034
              71,083 Federal National Mortgage Association
                      6.000%, 12/01/16....................        74,173
             177,625 Federal National Mortgage Association
                      6.000%, 02/01/17....................       185,345
              50,959 Federal National Mortgage Association
                      6.000%, 03/01/17....................        53,151
             179,536 Federal National Mortgage Association
                      6.000%, 05/01/17....................       187,262
             423,277 Federal National Mortgage Association
                      5.500%, 07/01/17....................       434,193
             216,533 Federal National Mortgage Association
                      6.000%, 08/01/17....................       225,851
             272,779 Federal National Mortgage Association
                      5.500%, 09/01/17....................       279,786
           1,047,104 Federal National Mortgage Association
                      6.000%, 09/01/17....................     1,092,161
              71,681 Federal National Mortgage Association
                      5.000%, 11/01/17....................        72,007
             233,779 Federal National Mortgage Association
                      5.500%, 11/01/17....................       239,784
             472,760 Federal National Mortgage Association
                      5.500%, 12/01/17....................       484,903
             145,698 Federal National Mortgage Association
                      5.500%, 01/01/18....................       149,440
             483,010 Federal National Mortgage Association
                      5.000%, 02/01/18....................       485,007
             139,027 Federal National Mortgage Association
                      5.500%, 02/01/18....................       142,542
             162,793 Federal National Mortgage Association
                      4.500%, 04/01/18....................       159,514
             289,289 Federal National Mortgage Association
                      4.500%, 06/01/18....................       283,463
           1,569,006 Federal National Mortgage Association
                      4.500%, 07/01/18....................     1,537,403
             128,359 Federal National Mortgage Association
                      5.000%, 10/01/18....................       128,816
             270,813 Federal National Mortgage Association
                      5.000%, 11/01/18....................       271,777
           1,134,347 Federal National Mortgage Association
                      6.000%, 11/01/18....................     1,183,649
             298,549 Federal National Mortgage Association
                      5.000%, 12/01/18....................       299,611
             488,842 Federal National Mortgage Association
                      5.500%, 12/01/18....................       501,198
             336,411 Federal National Mortgage Association
                      5.500%, 03/01/19....................       344,914

 See accompanying notes to statement of investments and financial statements.

                                    MSF-48

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

            FACE                                              VALUE
           AMOUNT                                            (NOTE 1)
        ----------------------------------------------------------------

                     FEDERAL AGENCIES--(CONTINUED)
        $  2,064,000 Federal National Mortgage Association
                      4.500%, 06/01/19.................... $   2,020,570
           2,797,279 Federal National Mortgage Association
                      5.000%, 06/01/19....................     2,806,789
             609,060 Federal National Mortgage Association
                      5.500%, 06/01/19....................       624,379
             228,239 Federal National Mortgage Association
                      6.000%, 01/01/23....................       235,615
             308,183 Federal National Mortgage Association
                      6.500%, 11/01/28....................       321,742
              88,529 Federal National Mortgage Association
                      6.500%, 07/01/31....................        92,323
             767,978 Federal National Mortgage Association
                      6.500%, 09/01/31....................       800,892
              63,699 Federal National Mortgage Association
                      7.500%, 11/01/31....................        68,270
              59,898 Federal National Mortgage Association
                      6.500%, 12/01/31....................        62,465
              66,991 Federal National Mortgage Association
                      6.500%, 01/01/32....................        69,862
              57,912 Federal National Mortgage Association
                      7.500%, 02/01/32....................        62,068
             172,597 Federal National Mortgage Association
                      6.500%, 05/01/32....................       179,844
              27,821 Federal National Mortgage Association
                      6.500%, 06/01/32....................        28,989
             423,371 Federal National Mortgage Association
                      6.500%, 07/01/32....................       441,147
             428,675 Federal National Mortgage Association
                      6.500%, 08/01/32....................       446,674
             653,754 Federal National Mortgage Association
                      6.000%, 10/01/32....................       668,592
           1,382,409 Federal National Mortgage Association
                      6.000%, 11/01/32....................     1,415,682
              71,733 Federal National Mortgage Association
                      6.000%, 12/01/32....................        73,361
             701,013 Federal National Mortgage Association
                      5.500%, 02/01/33....................       699,684
             515,796 Federal National Mortgage Association
                      6.000%, 03/01/33....................       527,503
             477,075 Federal National Mortgage Association
                      5.500%, 04/01/33....................       476,171
             919,060 Federal National Mortgage Association
                      5.500%, 06/01/33....................       917,318
           1,756,855 Federal National Mortgage Association
                      5.500%, 07/01/33....................     1,753,525
             309,863 Federal National Mortgage Association
                      5.500%, 08/01/33....................       309,451
             244,781 Federal National Mortgage Association
                      5.500%, 10/01/33....................       244,317
             761,836 Federal National Mortgage Association
                      5.000%, 11/01/33....................       738,337
           1,172,852 Federal National Mortgage Association
                      5.500%, 11/01/33....................     1,170,629
              80,214 Federal National Mortgage Association
                      5.500%, 12/01/33....................        80,062

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
      $    497,631 Federal National Mortgage Association
                    5.500%, 02/01/34....................... $     496,688
           440,017 Federal National Mortgage Association
                    6.500%, 03/01/34.......................       458,495
           700,839 Federal National Mortgage Association
                    5.000%, 04/01/34.......................       677,808
           187,726 Federal National Mortgage Association
                    5.500%, 04/01/34.......................       187,071
         2,832,251 Federal National Mortgage Association
                    6.500%, 04/01/34.......................     2,951,152
           834,561 Federal National Mortgage Association
                    5.500%, 05/01/34.......................       831,650
         4,858,000 Federal National Mortgage Association
                    5.500%, 06/01/34.......................     4,840,542
           192,053 Federal National Mortgage Association
                    6.500%, 06/01/34.......................       200,118
           450,000 Federal National Mortgage Association
                    5.000%, TBA............................       450,422
         1,741,000 Federal National Mortgage Association
                    5.500%, TBA............................     1,732,295
         3,007,000 Federal National Mortgage Association
                    6.000%, TBA............................     3,069,019
           437,308 Government National Mortgage Association
                    7.500%, 12/15/23.......................       473,742
             2,366 Government National Mortgage Association
                    7.500%, 05/15/24.......................         2,561
           130,253 Government National Mortgage Association
                    7.500%, 06/15/24.......................       140,998
             3,292 Government National Mortgage Association
                    7.500%, 08/15/24.......................         3,564
            15,714 Government National Mortgage Association
                    7.500%, 02/15/27.......................        16,966
            45,993 Government National Mortgage Association
                    7.500%, 08/15/27.......................        49,658
           230,209 Government National Mortgage Association
                    7.500%, 10/15/27.......................       248,554
            79,099 Government National Mortgage Association
                    7.500%, 11/15/27.......................        85,402
            67,453 Government National Mortgage Association
                    7.000%, 02/15/28.......................        71,788
            13,699 Government National Mortgage Association
                    7.500%, 04/15/28.......................        14,786
            58,344 Government National Mortgage Association
                    6.500%, 08/15/28.......................        61,121
           107,363 Government National Mortgage Association
                    7.000%, 08/15/28.......................       114,264
           322,364 Government National Mortgage Association
                    6.500%, 10/15/28.......................       337,710
           132,005 Government National Mortgage Association
                    7.000%, 10/15/28.......................       140,489
            12,152 Government National Mortgage Association
                    7.000%, 11/15/28.......................        12,933
           191,894 Government National Mortgage Association
                    7.500%, 11/15/28.......................       207,127
           423,203 Government National Mortgage Association
                    6.000%, 12/15/28.......................       435,210

 See accompanying notes to statement of investments and financial statements.

                                    MSF-49

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
      $    149,905 Government National Mortgage Association
                    6.500%, 12/15/28....................... $     157,068
            13,772 Government National Mortgage Association
                    8.500%, 05/15/29.......................        15,115
            48,654 Government National Mortgage Association
                    8.500%, 10/15/29.......................        53,401
            55,972 Government National Mortgage Association
                    8.000%, 08/15/30.......................        61,362
           589,586 Government National Mortgage Association
                    6.000%, 12/15/31.......................       605,594
            23,002 Government National Mortgage Association
                    6.000%, 03/15/32.......................        23,619
            73,793 Government National Mortgage Association
                    6.500%, 05/15/32.......................        77,196
            98,547 Government National Mortgage Association
                    7.000%, 08/15/32.......................       104,719
           313,771 Government National Mortgage Association
                    5.500%, 11/15/32.......................       314,153
           452,208 Government National Mortgage Association
                    6.000%, 01/15/33.......................       464,185
            35,503 Government National Mortgage Association
                    6.000%, 02/15/33.......................        36,443
            19,990 Government National Mortgage Association
                    6.500%, 03/15/33.......................        20,924
           490,988 Government National Mortgage Association
                    6.000%, 04/15/33.......................       503,993
         1,601,136 Government National Mortgage Association
                    5.500%, 08/15/33.......................     1,602,680
            24,612 Government National Mortgage Association
                    6.000%, 08/15/33.......................        25,264
           121,000 Government National Mortgage Association
                    6.000%, 02/15/34.......................       124,179
            98,000 U.S. Department of Housing & Urban
                    Development 7.498%, 08/01/11...........       109,948
                                                            -------------
                                                               73,613,403
                                                            -------------

                   FINANCE & BANKING--1.7%
           978,000 Bank of America Corp. 7.400%, 01/15/11..     1,108,385
           100,000 Bank One Corp. 8.000%, 04/29/27.........       118,504
           687,000 Citigroup, Inc. 7.250%, 10/01/10........       773,703
           260,000 Dean Witter Discover & Co.
                    6.750%, 01/01/16.......................       280,610
           174,000 Ford Motor Credit Co. 6.875%, 02/01/06..       182,508
           200,000 Ford Motor Credit Co. 7.375%, 10/28/09..       213,445
           175,000 Ford Motor Credit Co. 7.875%, 06/15/10..       190,411
           249,000 Ford Motor Credit Co. 7.000%, 10/01/13..       251,357
           105,000 Fund American Cos, Inc. 5.875%, 05/15/13       104,777
           424,000 General Electric Capital Corp.
                    6.750%, 03/15/32.......................       455,806
           500,000 General Motors Acceptance Corp.
                    5.360%, 07/27/04.......................       501,187
           201,000 General Motors Acceptance Corp.
                    6.875%, 09/15/11.......................       206,085
           335,000 General Motors Acceptance Corp.
                    8.000%, 11/01/31.......................       343,236

          FACE                                                     VALUE
         AMOUNT                                                   (NOTE 1)
      -----------------------------------------------------------------------

                      FINANCE & BANKING--(CONTINUED)
      $     85,000    General Motors Corp. 7.200%, 01/15/11.... $      89,063
           200,000    John Hancock Global Funding (144A)
                       7.900%, 07/02/10........................       231,695
           300,000    Prudential Finance, Inc. 4.500%, 07/15/13       278,432
           131,000    Prudential Funding Corp. (144A)
                       6.600%, 05/15/08........................       142,857
           400,000    United States Bancorp 7.500%, 06/01/26...       466,397
           750,000    Wells Fargo Bank N.A. 6.450%, 02/01/11...       817,721
                                                                -------------
                                                                    6,756,179
                                                                -------------

                      FINANCIAL SERVICES--1.2%
           485,000    AIG SunAmerica Global Financing II (144A)
                       7.600%, 06/15/05........................       507,845
         1,013,000    Boeing Capital Corp. 6.500%, 02/15/12....     1,091,642
           458,000    Cendant Corp. 6.875%, 08/15/06...........       489,374
            87,000    Cendant Corp. 6.250%, 01/15/08...........        92,778
           167,000    Countrywide Home Loans, Inc.
                       5.500%, 08/01/06........................       174,038
           802,000    Credit Suisse First Boston
                       4.625%, 01/15/08........................       816,940
           250,000    Credit Suisse First Boston
                       6.550%, 01/17/35........................       267,875
            25,000    Credit Suisse First Boston
                       6.380%, 12/16/35........................        26,968
           318,000    DBS Capital Funding Corp. (144A)
                       7.657%, 03/15/49 (d)....................       355,088
           175,000    KFW International Finance, Inc.
                       4.250%, 04/18/05........................       177,712
           100,000    MidAmerican Funding, L.L.C.
                       6.927%, 03/01/29........................       105,709
           237,156    Mortgage Capital Funding, Inc.
                       6.337%, 11/18/31........................       253,935
            50,000    Norwest Corp. 7.650%, 03/15/05...........        51,860
           141,000    Popular North America, Inc.
                       4.250%, 04/01/08........................       140,923
            24,000    SAFECO Corp. 4.875%, 02/01/10............        24,170
           308,000    TCI Communications Financing III
                       9.650%, 03/31/27........................       362,365
                                                                -------------
                                                                    4,939,222
                                                                -------------

                      FOOD & BEVERAGES--0.4%
           244,000    Cadbury Schweppes U.S. Finance (144A)
                       5.125%, 10/01/13........................       238,284
           200,000    Coca-Cola Co. 5.125%, 09/17/13...........       197,176
            35,000    General Mills, Inc. 6.000%, 02/15/12.....        36,650
           152,000    Kraft Foods, Inc. 6.250%, 06/01/12.......       160,054
           486,000    Miller Brewing Co. (144A)
                       5.500%, 08/15/13........................       487,696
           560,000    The Kroger Co. 6.750%, 04/15/12..........       606,665
                                                                -------------
                                                                    1,726,525
                                                                -------------

                      FOREST PRODUCTS & PAPER--0.1%
            35,000    MeadWestvaco Corp. 6.850%, 04/01/12......        37,545
           166,000    MeadWestvaco Corp. 6.800%, 11/15/32......       164,257
           241,000    Weyerhaeuser Co. 6.750%, 03/15/12........       260,991
                                                                -------------
                                                                      462,793
                                                                -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-50

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ---------------------------------------------------------------------

                  GAS & OIL--0.6%
     $    150,000 Amerada Hess Corp. 7.300%, 08/15/31....... $     152,300
           60,000 Devon Energy Corp. 7.950%, 04/15/32.......        69,305
          164,000 Devon Financing Corp. 6.875%, 09/30/11....       178,540
          195,000 EnCana Holdings Finance Corp.
                   5.800%, 05/01/14.........................       198,384
          263,000 Kinder Morgan Energy Partners, L.P.
                   6.750%, 03/15/11.........................       283,270
          150,000 Kinder Morgan Energy Partners, L.P.
                   7.125%, 03/15/12.........................       164,966
           53,000 Kinder Morgan Energy Partners, L.P.
                   7.750%, 03/15/32.........................        58,806
          600,000 Occidental Petroleum Corp.
                   7.650%, 02/15/06.........................       643,385
          229,000 Pemex Project Funding Master Trust
                   7.375%, 12/15/14.........................       233,580
          250,000 Phillips Petroleum Co. 8.500%, 05/25/05...       262,838
          100,000 Tosco Corp. 7.625%, 05/15/06..............       107,566
                                                             -------------
                                                                 2,352,940
                                                             -------------

                  HOUSEHOLD PRODUCTS--0.1%
          185,000 Lowe's Cos., Inc. 7.500%, 12/15/05........       197,031
                                                             -------------

                  INDUSTRIAL MACHINERY--0.0%
          150,000 Kennametal, Inc. 7.200%, 06/15/12.........       158,643
                                                             -------------

                  INSURANCE--0.2%
          100,000 Everest Reinsurance Holdings, Inc.
                   8.750%, 03/15/10.........................       119,077
          300,000 Jackson National Life Insurance Co. (144A)
                   8.150%, 03/15/27.........................       353,709
          400,000 Liberty Mutual Insurance Co. (144A)
                   7.697%, 10/15/97.........................       395,663
           85,000 The St. Paul Travelers Cos., Inc.
                   5.750%, 03/15/07.........................        89,016
           56,000 Travelers Property Casualty Corp.
                   6.375%, 03/15/33.........................        55,160
                                                             -------------
                                                                 1,012,625
                                                             -------------

                  INVESTMENT BROKERAGE--0.4%
          471,000 Goldman Sachs Group, Inc.
                   5.700%, 09/01/12.........................       477,776
          450,000 Lehman Brothers Holdings, Inc.
                   7.750%, 01/15/05.........................       463,181
          313,000 Morgan Stanley 6.100%, 04/15/06...........       329,304
          316,000 Morgan Stanley Group, Inc.
                   6.750%, 04/15/11.........................       346,295
                                                             -------------
                                                                 1,616,556
                                                             -------------

                  MEDIA--0.2%
          177,000 Cox Communications, Inc.
                   7.750%, 11/01/10.........................       200,642
          125,000 News America Holdings, Inc.
                   7.750%, 01/20/24.........................       141,362
           51,000 The Walt Disney Co. 6.750%, 03/30/06......        54,024
           85,000 The Walt Disney Co. 6.375%, 03/01/12......        91,208
          130,000 Time Warner, Inc. 7.700%, 05/01/32........       142,015
                                                             -------------
                                                                   629,251
                                                             -------------

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      -------------------------------------------------------------------

                   REAL ESTATE--0.5%
      $    200,000 Boston Properties, Inc. 5.000%, 06/01/15 $     185,460
           175,000 EOP Operating, L.P.
                    8.375%, 03/15/06.......................       189,385
           175,000 EOP Operating, L.P.
                    6.763%, 06/15/07.......................       188,465
           635,000 EOP Operating, L.P.
                    6.800%, 01/15/09.......................       687,269
           650,000 Vornado Realty Trust (REIT)
                    5.625%, 06/15/07.......................       687,649
                                                            -------------
                                                                1,938,228
                                                            -------------

                   TELECOMMUNICATIONS--0.8%
            73,000 AT&T Wireless Services, Inc.
                    7.350%, 03/01/06.......................        77,898
          1 00,000 AT&T Wireless Services, Inc.
                    8.750%, 03/01/31.......................       121,917
            91,000 Citizens Communications Co.
                    8.500%, 05/15/06.......................        96,953
           245,000 Citizens Communications Co.
                    7.625%, 08/15/08.......................       252,917
            65,000 Clear Channel Communications
                    7.650%, 09/15/10.......................        73,229
           200,000 Hearst-Argyle Television, Inc.
                    7.500%, 11/15/27.......................       221,009
           129,000 PCCW-HKTC Capital, Ltd. (144A)
                    6.000%, 07/15/13.......................       127,523
           100,000 Secured Finance, Inc.
                    9.050%, 12/15/04.......................       102,567
           219,000 Simon Property Group L.P.
                    6.375%, 11/15/07.......................       234,412
           141,000 SLM Corp. 4.000%, 01/15/09..............       138,490
           146,000 SLM Corp. 5.375%, 01/15/13..............       145,922
           246,000 Sprint Capital Corp.
                    6.000%, 01/15/07.......................       257,617
           481,000 Sprint Capital Corp.
                    6.875%, 11/15/28.......................       462,360
           104,000 Telus Corp. 8.000%, 06/01/11............       118,202
           702,000 Verizon New York, Inc.
                    6.875%, 04/01/12.......................       752,623
                                                            -------------
                                                                3,183,639
                                                            -------------

                   TRANSPORTATION--0.2%
           250,000 Honda Auto Receivables
                    3.610%, 12/18/07.......................       252,738
           360,000 Norfolk Southern Corp.
                    7.050%, 05/01/37.......................       381,383
           250,000 USAA Auto Owner Trust
                    3.910%, 04/16/07.......................       251,766
                                                            -------------
                                                                  885,887
                                                            -------------

                   U.S. TREASURY--8.5%
           290,000 United States Treasury Bonds
                    7.500%, 11/15/16.......................       357,504

 See accompanying notes to statement of investments and financial statements.

                                    MSF-51

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
       -----------------------------------------------------------------

                    U.S. TREASURY--(CONTINUED)
       $    281,000 United States Treasury Bonds
                     8.875%, 02/15/19..................... $     389,053
            350,000 United States Treasury Bonds
                     7.875%, 02/15/21.....................       451,801
            434,000 United States Treasury Bonds
                     8.000%, 11/15/21.....................       568,845
          5,089,000 United States Treasury Bonds
                     6.250%, 08/15/23.....................     5,635,273
          1,093,000 United States Treasury Bonds
                     5.375%, 02/15/31.....................     1,102,351
          4,653,000 United States Treasury Notes
                     6.500%, 05/15/05.....................     4,831,122
            325,000 United States Treasury Notes
                     1.250%, 05/31/05.....................       322,740
            982,000 United States Treasury Notes
                     5.750%, 11/15/05.....................     1,026,765
          7,733,000 United States Treasury Notes
                     7.000%, 07/15/06.....................     8,378,528
            315,000 United States Treasury Notes
                     3.500%, 11/15/06.....................       319,073
            586,000 United States Treasury Notes
                     4.375%, 05/15/07 (d).................       605,686
            246,000 United States Treasury Notes
                     3.250%, 08/15/07.....................       246,221
            682,000 United States Treasury Notes
                     3.000%, 11/15/07.....................       675,553
            753,000 United States Treasury Notes
                     5.500%, 02/15/08.....................       806,327
          3,669,000 United States Treasury Notes
                     4.750%, 11/15/08.....................     3,831,812
             80,000 United States Treasury Notes
                     2.625%, 03/15/09.....................        76,119
          2,000,000 United States Treasury Notes
                     3.125%, 04/15/09.....................     1,943,204
            108,000 United States Treasury Notes
                     4.000%, 06/15/09.....................       108,924
            507,540 United States Treasury Notes
                     4.250%, 01/15/10.....................       580,896
            816,528 United States Treasury Notes
                     3.000%, 07/15/12.....................       882,743
          1,820,000 United States Treasury Notes
                     4.750%, 05/15/14.....................     1,838,983
                                                           -------------
                                                              34,979,523
                                                           -------------

                    YANKEE--0.6%
             50,000 Consumers International, Inc.
                     10.250%, 04/01/05 (g) (i)............             0
            338,000 Deutsche Telekom International Finance
                     8.750%, 06/15/30 (d).................       411,392
            171,000 France Telecom S.A.
                     8.750%, 03/01/11 (d).................       198,158
            350,000 Hydro Quebec 6.300%, 05/11/11.........       381,177
            100,000 Norsk Hydro A/S 7.750%, 06/15/23......       118,201
            355,000 Republic of Italy 4.625%, 06/15/05....       363,713
             95,000 State of Israel 4.625%, 06/15/13......        87,625

           FACE                                              VALUE
          AMOUNT                                            (NOTE 1)
        ---------------------------------------------------------------

                    YANKEE--(CONTINUED)
        $   546,000 Telecom Italia Capital (144A)
                     5.250%, 11/15/13.................... $    528,444
            375,000 TransCanada Pipelines, Ltd.
                     7.150%, 06/15/06....................      400,700
             56,000 United Mexican States
                     8.125%, 12/30/19....................       59,920
             39,000 United Mexican States
                     8.000%, 09/24/22....................       40,501
                                                          ------------
                                                             2,589,831
                                                          ------------
                    Total Bonds & Notes
                     (Identified Cost $154,516,766)......  155,434,316
                                                          ------------

        PREFERRED STOCKS--0.1%
          SHARES
        ---------------------------------------------------------------

                    FINANCIAL SERVICES--0.1%
            300,000 RBS Capital Trust II 12/29/49 (d)....      287,190
                                                          ------------
                    Total Preferred Stocks
                     (Identified Cost $300,000)..........      287,190
                                                          ------------

        SHORT TERM INVESTMENTS--3.7%
           FACE
          AMOUNT
        ---------------------------------------------------------------

                    DISCOUNT NOTES--3.7%
        $15,243,000 Federal National Mortgage Association
                     1.250%, 07/01/04....................   15,243,000
                                                          ------------
                    Total Short Term Investments
                     (Identified Cost $15,243,000).......   15,243,000
                                                          ------------
                    Total Investments--100.9%
                     (Identified Cost $397,846,777) (a)..  413,237,640
                    Other assets less liabilities........   (3,648,749)
                                                          ------------
                    TOTAL NET ASSETS--100%............... $409,588,891
                                                          ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-52

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value........................            $413,237,640
       Cash........................................                  39,631
       Receivable for:
        Securities sold............................                 199,326
        Fund shares sold...........................               2,078,908
        Dividends and interest.....................               1,941,410
        Foreign taxes..............................                   9,486
                                                               ------------
         Total Assets..............................             417,506,401
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $  579,024
        Securities purchased.......................  6,916,721
        Withholding taxes..........................      2,967
       Accrued expenses:
        Management fees............................    164,386
        Service and distribution fees..............     24,007
        Deferred trustees fees.....................     88,708
        Other expenses.............................    141,697
                                                    ----------
         Total Liabilities.........................               7,917,510
                                                               ------------
     NET ASSETS....................................            $409,588,891
                                                               ============
       Net assets consist of:
        Capital paid in............................            $392,071,059
        Undistributed net investment income........               1,366,858
        Accumulated net realized gains (losses)....                 759,092
        Unrealized appreciation (depreciation) on
         investments and foreign currency..........              15,391,882
                                                               ------------
     NET ASSETS....................................            $409,588,891
                                                               ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($255,319,386 divided by 1,871,884
      shares outstanding)..........................            $     136.40
                                                               ============
     CLASS B
     Net asset value and redemption price per share
      ($71,537,648 divided by 528,689 shares
      outstanding).................................            $     135.31
                                                               ============
     CLASS E
     Net asset value and redemption price per share
      ($82,731,857 divided by 608,832 shares
      outstanding).................................            $     135.89
                                                               ============
     Identified cost of investments................            $397,846,777
                                                               ============




















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $ 1,537,758(a)
       Interest................................                2,279,717
                                                             -----------
                                                               3,817,475
     EXPENSES
       Management fees......................... $   628,211
       Service and distribution fees--Class B..      54,837
       Service and distribution fees--Class E..      20,109
       Directors' fees and expenses............      11,007
       Custodian...............................     141,902
       Audit and tax services..................      12,471
       Legal...................................       3,440
       Printing................................      49,201
       Insurance...............................       1,888
       Miscellaneous...........................         702
                                                -----------
       Total expenses before reductions........     923,768
       Expense reductions......................      (2,331)     921,437
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                2,896,038
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  10,018,772
       Foreign currency transactions--net......      (8,081)  10,010,691
                                                -----------  -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  (4,507,764)
       Foreign currency transactions--net......         364   (4,507,400)
                                                -----------  -----------
     Net gain (loss)...........................                5,503,291
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $ 8,399,329
                                                             ===========

(a)Net of foreign taxes of $25,764.

                See accompanying notes to financial statements.

                                    MSF-53

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                        JUNE 30,    DECEMBER 31,
                                                                          2004          2003
                                                                      ------------  ------------
FROM OPERATIONS
  Net investment income.............................................. $  2,896,038  $  3,945,237
  Net realized gain (loss)...........................................   10,010,691      (342,490)
  Unrealized appreciation (depreciation).............................   (4,507,400)   21,451,510
                                                                      ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..................    8,399,329    25,054,257
                                                                      ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A..........................................................   (4,731,075)   (1,922,001)
    Class B..........................................................   (1,035,374)     (150,380)
                                                                      ------------  ------------
                                                                        (5,766,449)   (2,072,381)
                                                                      ------------  ------------
   Net realized gain
    Class A..........................................................     (811,699)            0
    Class B..........................................................     (190,798)            0
                                                                      ------------  ------------
                                                                        (1,002,497)            0
                                                                      ------------  ------------
  TOTAL DISTRIBUTIONS................................................   (6,768,946)   (2,072,381)
                                                                      ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS.  229,775,491    14,940,905
                                                                      ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS............................  231,405,874    37,922,781

NET ASSETS
  Beginning of the period............................................  178,183,017   140,260,236
                                                                      ------------  ------------
  End of the period.................................................. $409,588,891  $178,183,017
                                                                      ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period.................................................. $  1,366,858  $  4,237,269
                                                                      ============  ============































CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED           YEAR ENDED
                                                                    JUNE 30, 2004          DECEMBER 31, 2003
                                                               -----------------------  ----------------------
                                                                 SHARES         $        SHARES         $
                                                               ---------  ------------  --------  ------------
CLASS A
  Sales.......................................................   793,346  $106,720,666   227,526  $ 28,650,149
  Shares issued through acquisition...........................   178,716    23,949,749         0             0
  Reinvestments...............................................    40,628     5,542,774    16,178     1,922,001
  Redemptions.................................................  (216,591)  (29,597,482) (278,592)  (34,761,363)
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   796,099  $106,615,707   (34,888) $ (4,189,213)
                                                               =========  ============  ========  ============
CLASS B
  Sales.......................................................   113,212  $ 15,409,440   211,508  $ 26,485,343
  Shares issued through acquisition...........................   231,742    30,821,705         0             0
  Reinvestments...............................................     9,056     1,226,172     1,274       150,380
  Redemptions.................................................   (41,361)   (5,634,825)  (56,974)   (7,505,605)
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   312,649  $ 41,822,492   155,808  $ 19,130,118
                                                               =========  ============  ========  ============
CLASS E
  Sales.......................................................    22,081  $  2,970,553         0  $          0
  Shares issued through acquisition...........................   618,249    82,561,030         0             0
  Redemptions.................................................   (31,498)   (4,194,291)        0             0
                                                               ---------  ------------  --------  ------------
  Net increase (decrease).....................................   608,832  $ 81,337,292         0  $          0
                                                               =========  ============  ========  ============
  Increase (decrease) derived from capital share transactions. 1,717,580  $229,775,491   120,920  $ 14,940,905
                                                               =========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-54

METROPOLITAN SERIES FUND, INC.

 MFS TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                                               CLASS A
                                                                  --------------------------------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED                    YEAR ENDED DECEMBER 31,
                                                                    JUNE 30,    ------------------------------------------------
                                                                      2004        2003      2002      2001      2000      1999
                                                                  ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............................  $ 138.13     $ 119.83  $ 141.92  $ 185.92  $ 196.82  $ 207.76
                                                                   --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................      1.62         3.30      3.89      4.60      6.49      6.98
  Net realized and unrealized gain (loss) on investments.........      1.95        16.79    (10.18)   (11.61)   (12.98)    13.48
                                                                   --------     --------  --------  --------  --------  --------
  Total from investment operations...............................      3.57        20.09     (6.29)    (7.01)    (6.49)    20.46
                                                                   --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................     (4.52)       (1.79)    (4.47)    (6.60)     0.00     (6.83)
  Distributions from net realized capital gains..................     (0.78)        0.00    (11.33)   (30.39)    (4.41)   (24.57)
                                                                   --------     --------  --------  --------  --------  --------
  Total Distributions............................................     (5.30)       (1.79)   (15.80)   (36.99)    (4.41)   (31.40)
                                                                   --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD...................................  $ 136.40     $ 138.13  $ 119.83  $ 141.92  $ 185.92  $ 196.82
                                                                   ========     ========  ========  ========  ========  ========
TOTAL RETURN (%).................................................       2.6 (b)     17.0      (5.4)     (3.8)     (3.4)     10.0
Ratio of operating expenses to average net assets
 before expense reductions (%)...................................      0.68 (c)     0.69      0.66      0.63      0.58      0.58
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................................      0.68 (c)     0.69        --        --        --        --
Ratio of net investment income to average net assets (%).........      2.36 (c)     2.55      2.98      2.96      3.14      3.16
Portfolio turnover rate (%)......................................        77 (c)       62        91       160        48        49
Net assets, end of period (000)..................................  $255,319     $148,601  $133,092  $157,716  $181,270  $218,881

                                                                                                   CLASS B
                                                                                   ------------------------------------
                                                                                   SIX MONTHS                MAY 1, 2002(A)
                                                                                     ENDED       YEAR ENDED     THROUGH
                                                                                    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                                      2004          2003          2002
                                                                                   ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $136.93       $119.01       $129.24
                                                                                    -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................     2.03          2.53          0.99
  Net realized and unrealized gain (loss) on investments..........................     1.34         17.11        (11.22)
                                                                                    -------       -------       -------
  Total from investment operations................................................     3.37         19.64        (10.23)
                                                                                    -------       -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................    (4.21)        (1.72)         0.00
  Distributions from net realized capital gains...................................    (0.78)         0.00          0.00
                                                                                    -------       -------       -------
  Total Distributions.............................................................    (4.99)        (1.72)         0.00
                                                                                    -------       -------       -------
NET ASSET VALUE, END OF PERIOD....................................................  $135.31       $136.93       $119.01
                                                                                    =======       =======       =======
TOTAL RETURN (%)..................................................................      2.5 (b)      16.7          (7.9)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...     0.93 (c)      0.94          0.91 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)     0.93 (c)      0.94            --
Ratio of net investment income to average net assets (%)..........................     2.10 (c)      2.30          2.75 (c)
Portfolio turnover rate (%).......................................................       77 (c)        62            91
Net assets, end of period (000)...................................................  $71,538       $29,582       $ 7,168

                                                                                        CLASS E
                                                                                   -----------------
                                                                                   APRIL 26, 2004(A)
                                                                                        THROUGH
                                                                                       JUNE 30,
                                                                                         2004
                                                                                   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................      $135.61
                                                                                        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................................................         0.50
  Net realized and unrealized gain (loss) on investments..........................        (0.22)
                                                                                        -------
  Total from investment operations................................................         0.28
                                                                                        -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................         0.00
  Distributions from net realized capital gains...................................         0.00
                                                                                        -------
  Total Distributions.............................................................         0.00
                                                                                        -------
NET ASSET VALUE, END OF PERIOD....................................................      $135.89
                                                                                        =======
TOTAL RETURN (%)..................................................................          0.2 (b)
Ratio of operating expenses to average net assets before expense reductions (%)...         0.79 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)         0.79 (c)
Ratio of net investment income to average net assets (%)..........................         2.26 (c)
Portfolio turnover rate (%).......................................................           77 (c)
Net assets, end of period (000)...................................................      $82,732

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-55

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--62.9% OF TOTAL NEW ASSETS


                                                                 VALUE
      SHARES                                                    (NOTE 1)
   -------------------------------------------------------------------------

                AEROSPACE & DEFENSE--0.9%
        171,800 General Dynamics Corp....................... $    17,059,740
                                                             ---------------

                AIR FREIGHT & COURIERS--0.3%
        103,600 Expeditors International of Washington, Inc.       5,118,876
                                                             ---------------

                BEVERAGES--1.1%
        433,900 The Coca-Cola Co............................      21,903,272
                                                             ---------------

                BIOTECHNOLOGY--0.3%
        118,900 Amgen, Inc. (b).............................       6,488,373
                                                             ---------------

                CAPITAL MARKETS--1.9%
        123,900 Franklin Resources, Inc.....................       6,204,912
        170,700 Lehman Brothers Holdings, Inc...............      12,845,175
        243,900 Merrill Lynch & Co., Inc....................      13,165,722
         47,700 The Goldman Sachs Group, Inc................       4,491,432
                                                             ---------------
                                                                  36,707,241
                                                             ---------------

                CHEMICALS--1.9%
        520,700 Monsanto Co.................................      20,046,950
        437,500 Praxair, Inc................................      17,460,625
                                                             ---------------
                                                                  37,507,575
                                                             ---------------

                COMMERCIAL BANKS--2.4%
        264,400 Bank of America Corp........................      22,373,528
        272,200 Fifth Third Bancorp (c).....................      14,638,916
        293,200 North Fork Bancorp., Inc. (c)...............      11,156,260
                                                             ---------------
                                                                  48,168,704
                                                             ---------------

                COMMERCIAL SERVICES & SUPPLIES--0.0%
            316 Anacomp, Inc. (b)...........................              22
                                                             ---------------

                COMMUNICATIONS EQUIPMENT--1.7%
      1,096,400 Cisco Systems, Inc. (b).....................      25,984,680
         95,000 QUALCOMM, Inc...............................       6,933,100
                                                             ---------------
                                                                  32,917,780
                                                             ---------------

                COMPUTERS & PERIPHERALS--0.6%
        605,114 Hewlett-Packard Co..........................      12,767,905
                                                             ---------------

                CONSUMER FINANCE--1.3%
        244,200 American Express Co.........................      12,546,996
        309,000 SLM Corp....................................      12,499,050
                                                             ---------------
                                                                  25,046,046
                                                             ---------------

                DIVERSIFIED FINANCIAL SERVICES--1.3%
        543,770 Citigroup, Inc..............................      25,285,305
                                                             ---------------

                DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
        388,400 Verizon Communications, Inc.................      14,056,196
                                                             ---------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
        373,700 Agilent Technologies, Inc. (b)..............      10,941,936

                                                               VALUE
         SHARES                                               (NOTE 1)
      --------------------------------------------------------------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--(CONTINUED)
           425,800 Thermo Electron Corp. (b).............. $    13,089,092
                                                           ---------------
                                                                24,031,028
                                                           ---------------

                   ENERGY EQUIPMENT & SERVICES--0.8%
           371,000 Nabors Industries, Ltd. (b)............      16,776,620
                                                           ---------------

                   FOOD & STAPLES RETAILING--0.8%
           354,000 CVS Corp...............................      14,875,080
                                                           ---------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
           423,800 Baxter International, Inc..............      14,625,338
           117,600 Guidant Corp...........................       6,571,488
                                                           ---------------
                                                                21,196,826
                                                           ---------------

                   HEALTH CARE PROVIDERS & SERVICES--1.8%
           602,400 Caremark Rx, Inc. (b)..................      19,843,056
           190,100 Medco Health Solutions, Inc. (b).......       7,128,750
           127,100 UnitedHealth Group, Inc................       7,911,975
                                                           ---------------
                                                                34,883,781
                                                           ---------------

                   HOTELS, RESTAURANTS & LEISURE--1.7%
           314,400 International Game Technology..........      12,135,840
           837,700 McDonald's Corp........................      21,780,200
                                                           ---------------
                                                                33,916,040
                                                           ---------------

                   HOUSEHOLD PRODUCTS--1.5%
           559,800 The Procter & Gamble Co................      30,475,512
                                                           ---------------

                   IT SERVICES--0.8%
           335,300 First Data Corp........................      14,927,556
                                                           ---------------

                   INDUSTRIAL CONGLOMERATES--3.1%
           953,830 General Electric Co....................      30,904,092
           895,100 Tyco International, Ltd................      29,663,614
                                                           ---------------
                                                                60,567,706
                                                           ---------------

                   INSURANCE--4.8%
           185,900 Ambac Financial Group, Inc.............      13,652,496
           473,900 American International Group, Inc......      33,779,592
           237,400 Hartford Financial Services Group, Inc.      16,318,876
           278,900 The Allstate Corp......................      12,982,795
           486,769 Willis Group Holdings, Ltd. (c)........      18,229,499
                                                           ---------------
                                                                94,963,258
                                                           ---------------

                   INTERNET & CATALOG RETAIL--0.9%
           592,300 InterActiveCorp (b) (c)................      17,851,922
                                                           ---------------

                   INTERNET SOFTWARE & SERVICES--0.7%
           371,400 Yahoo!, Inc. (b).......................      13,492,962
                                                           ---------------

                   MACHINERY--0.7%
           156,600 ITT Industries, Inc....................      12,997,800
                                                           ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-56

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

                MEDIA--3.4%
        321,600 Comcast Corp. (Special Class A) (b)......... $     8,879,376
        762,967 The DIRECTV Group, Inc. (b).................      13,046,736
        570,500 The News Corp., Ltd. (ADR) (c)..............      20,207,110
        257,700 The Walt Disney Co..........................       6,568,773
        991,000 Time Warner, Inc. (b).......................      17,421,780
                                                             ---------------
                                                                  66,123,775
                                                             ---------------

                METALS & MINING--1.4%
        322,190 Newmont Mining Corp.........................      12,488,084
        268,300 Peabody Energy Corp. (c)....................      15,022,117
                                                             ---------------
                                                                  27,510,201
                                                             ---------------

                MULTILINE RETAIL--1.5%
        183,500 Nordstrom, Inc. (c).........................       7,818,935
        530,700 Target Corp.................................      22,538,829
                                                             ---------------
                                                                  30,357,764
                                                             ---------------

                OIL & GAS--2.9%
        384,300 EOG Resources, Inc. (c).....................      22,946,553
        615,300 Exxon Mobil Corp............................      27,325,473
        116,900 Newfield Exploration Co. (b)................       6,516,006
                                                             ---------------
                                                                  56,788,032
                                                             ---------------

                PAPER & FOREST PRODUCTS--1.5%
        322,800 International Paper Co......................      14,429,160
        234,200 Weyerhaeuser Co.............................      14,782,704
                                                             ---------------
                                                                  29,211,864
                                                             ---------------

                PHARMACEUTICALS--3.8%
        230,200 Johnson & Johnson...........................      12,822,140
        600,000 Novartis AG (ADR)...........................      26,700,000
      1,045,325 Pfizer, Inc.................................      35,833,741
                                                             ---------------
                                                                  75,355,881
                                                             ---------------

                SEMICONDUCTORS & EQUIPMENT--3.8%
        351,700 Analog Devices, Inc.........................      16,558,036
      1,073,900 Intel Corp..................................      29,639,640
        627,700 Lam Research Corp. (b) (c)..................      16,822,360
      1,441,042 Taiwan Semiconductor Manufacturing Co., Ltd.
                 (ADR) (b)..................................      11,975,055
                                                             ---------------
                                                                  74,995,091
                                                             ---------------

                SOFTWARE--3.7%
      1,482,200 Microsoft Corp..............................      42,331,632
      1,484,300 Oracle Corp. (b)............................      17,707,699
        229,800 Red Hat, Inc. (b)...........................       5,278,506
        185,500 SAP AG (ADR) (c)............................       7,755,755
                                                             ---------------
                                                                  73,073,592
                                                             ---------------

                SPECIALTY RETAIL--3.3%
        183,700 Bed Bath & Beyond, Inc. (b).................       7,063,265
         59,200 Lowe's Cos., Inc............................       3,110,960

                                                                    VALUE
       SHARES                                                      (NOTE 1)
    ---------------------------------------------------------------------------

                    SPECIALTY RETAIL--(CONTINUED)
         577,900    Staples, Inc............................... $    16,938,249
         547,600    The Home Depot, Inc........................      19,275,520
         453,100    The Sherwin-Williams Co. (c)...............      18,826,305
                                                                ---------------
                                                                     65,214,299
                                                                ---------------

                    TEXTILES, APPAREL & LUXURY GOODS--0.9%
         222,500    NIKE, Inc. (Class B).......................      16,854,375
                                                                ---------------

                    THRIFTS & MORTGAGE FINANCE--0.8%
         130,550    Countrywide Financial Corp.................       9,171,138
          89,500    Federal National Mortgage Association......       6,386,720
                                                                ---------------
                                                                     15,557,858
                                                                ---------------

                    WIRELESS TELECOMMUNICATION SERVICES--1.6%
         231,900    America Movil S.A. de C.V. (ADR)...........       8,434,203
         410,300    Nextel Communications, Inc. (Class A) (b)..      10,938,598
         585,800    Vodafone Group, Plc. (ADR) (c).............      12,946,180
                                                                ---------------
                                                                     32,318,981
                                                                ---------------
                    Total Common Stocks
                     (Identified Cost $1,088,209,173)..........   1,237,344,839
                                                                ---------------

    BONDS & NOTES--33.5%
        FACE
       AMOUNT
    ---------------------------------------------------------------------------

                    AEROSPACE & DEFENSE--0.3%
    $  3,899,842    BAE Systems 2001 Asset Trust, L.L.C. (144A)
                     6.664%, 09/15/13..........................       4,205,863
         375,000    Lockheed Martin Corp. 8.500%, 12/01/29.....         470,385
       1,525,000    The Boeing Co. 8.750%, 08/15/21............       1,929,488
                                                                ---------------
                                                                      6,605,736
                                                                ---------------

                    AGRICULTURAL OPERATIONS--0.1%
       1,075,000    Cargill, Inc. (144A) 3.625%, 03/04/09......       1,035,358
       1,175,000    Cargill, Inc. (144A) 4.375%, 06/01/13......       1,086,779
                                                                ---------------
                                                                      2,122,137
                                                                ---------------

                    AIRLINES--0.1%
       1,575,000    Continental Airlines, Inc.
                     9.558%, 09/01/19..........................       1,575,000
                                                                ---------------

                    ASSET BACKED--1.6%
         573,586    Ace Securities Corp.
                     2.550%, 08/25/30 (d)......................         575,301
         875,000    Anthracite CDO, Ltd. (144A)
                     3.090%, 03/23/39 (d)......................         859,338
       1,150,000    Ares VIII CLO, Ltd. (144A)
                     3.783%, 02/26/16 (d)......................       1,159,660
       1,375,000    Centex Home Equity Loan Trust
                     4.400%, 06/25/33 (d)......................       1,443,723
       2,900,000    Citibank Credit Card Issuance Trust
                     7.450%, 09/15/07..........................       3,058,045

 See accompanying notes to statement of investments and financial statements.

                                    MSF-57

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
   -------------------------------------------------------------------------

                 ASSET BACKED--(CONTINUED)
   $   1,550,000 Countrywide Asset-Backed Certificates
                  2.450%, 12/25/31 (d)...................... $     1,555,749
       1,925,000 Countrywide Asset-Backed Certificates
                  2.750%, 03/26/33 (d)......................       1,968,269
         163,282 Distribution Financial Services Trust
                  5.670%, 01/17/17..........................         166,715
       1,425,000 Fleet Commercial Loan Master, L.L.C. (144A)
                  2.020%, 11/16/09 (d)......................       1,425,299
         125,000 Ford Credit Auto Owner Trust
                  4.790%, 11/15/06..........................         127,792
       1,192,334 GE Business Loan Trust (144A)
                  2.539%, 04/15/31 (d)......................       1,192,334
       1,175,000 Healthcare Finance Group, Inc. (144A)
                  2.220%, 06/05/07 (d)......................       1,162,134
         550,000 Healthcare Finance Group, Inc. (144A)
                  2.420%, 06/05/07 (d)......................         547,629
         568,905 Hedged Mutual Fund Fee Trust (144A)
                  5.220%, 11/30/10 (d)......................         568,905
         925,000 Knollwood CDO, Ltd. (144A)
                  4.320%, 01/10/39 (d)......................         927,313
       1,375,000 Long Beach Mortgage Loan Trust
                  2.400%, 03/25/34 (d)......................       1,374,933
       3,325,000 MBNA Credit Card Master Note Trust
                  6.550%, 12/15/08..........................       3,507,829
       1,425,000 Option One Mortgage Loan Trust
                  2.800%, 04/25/33 (d)......................       1,448,893
       1,375,000 Option One Mortgage Loan Trust
                  2.950%, 07/25/33 (d)......................       1,385,192
       1,575,000 Residential Asset Securities Corp.
                  2.850%, 01/25/33 (d)......................       1,600,253
       1,125,000 Residential Asset Securities Corp.
                  2.500%, 01/25/34 (d)......................       1,132,870
       1,425,000 Structured Asset Investment Loan Trust
                  3.050%, 04/25/33 (d)......................       1,445,666
       1,925,000 Structured Asset Securities Corp.
                  2.400%, 06/25/32 (d)......................       1,930,563
                                                             ---------------
                                                                  30,564,405
                                                             ---------------

                 AUTO PARTS--0.1%
         500,000 ArvinMeritor, Inc. 8.750%, 03/01/12........         542,500
         100,000 Briggs & Stratton Corp.
                  8.875%, 03/15/11..........................         116,750
         900,000 Dana Corp. 9.000%, 08/15/11 (c)............       1,053,000
                                                             ---------------
                                                                   1,712,250
                                                             ---------------

                 AUTOMOBILES--0.2%
         875,000 DaimlerChrysler North America Holding
                  Corp. 8.500%, 01/18/31....................       1,005,311
       2,975,000 General Motors Corp. 8.250%, 07/15/23......       3,115,572
                                                             ---------------
                                                                   4,120,883
                                                             ---------------

                 BIOTECHNOLOGY--0.0%
         300,000 Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13..........................         315,750
                                                             ---------------

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                   BUILDING & CONSTRUCTION--0.3%
     $     950,000 Beazer Homes USA, Inc.
                    8.375%, 04/15/12...................... $     1,002,250
           925,000 Centex Corp. 7.875%, 02/01/11..........       1,046,026
           925,000 D.R. Horton, Inc. 8.500%, 04/15/12.....       1,022,125
         1,125,000 KB Home & Broad Home Corp. (144A)
                    6.375%, 08/15/11......................       1,113,750
         1,350,000 Pulte Homes, Inc. 6.375%, 05/15/33.....       1,238,879
                                                           ---------------
                                                                 5,423,030
                                                           ---------------

                   CHEMICALS--0.0%
           750,000 FMC Corp. 10.250%, 11/01/09............         862,500
                                                           ---------------

                   COAL--0.0%
           625,000 Massey Energy Co. 6.625%, 11/15/10.....         621,875
                                                           ---------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS--3.0%
         2,708,587 Bear Stearns Commercial Mortgage
                    Securities, Inc. 6.080%, 02/15/35.....       2,851,108
         2,310,399 Bear Stearns Commercial Mortgage
                    Securities, Inc. 5.920%, 10/15/36.....       2,455,505
         3,050,000 Bear Stearns Commercial Mortgage
                    Securities, Inc. 4.361%, 06/11/41.....       3,057,564
         2,011,591 Chase Commercial Mortgage Securities
                    Corp. 6.025%, 11/18/30................       2,098,017
         1,450,000 Commercial Mortgage Acceptance Corp.
                    (144A) 5.440%, 09/15/30...............       1,333,484
         4,575,000 Commercial Mortgage Acceptance Corp.
                    (144A) 6.230%, 07/15/31...............       4,276,188
         1,416,169 Countrywide Home Loans, Inc.
                    4.660%, 02/19/34 (d)..................       1,386,647
         2,674,466 GGP Mall Properties Trust (144A)
                    5.558%, 11/15/11......................       2,776,658
            32,206 IMPAC CMB Trust 3.500%, 06/25/32 (d)...          32,346
           772,076 IMPAC CMB Trust 3.050%, 08/25/33 (d)...         785,146
         6,869,000 J.P. Morgan Commercial Mortgage Finance
                    Corp. 7.238%, 09/15/29................       7,619,331
         1,872,494 J.P. Morgan Commercial Mortgage Finance
                    Corp. 6.180%, 10/15/35................       1,966,515
           175,000 J.P. Morgan Commercial Mortgage Finance
                    Corp. 6.658%, 10/15/35 (d)............         190,248
         1,600,000 LB-UBS Commercial Mortgage Trust
                    5.934%, 12/15/25......................       1,697,061
         4,205,304 LB-UBS Commercial Mortgage Trust (144A)
                    6.155%, 07/14/16......................       4,454,483
           649,279 Morgan Stanley Capital I, Inc.
                    6.340%, 07/15/30......................         669,932
           225,000 Morgan Stanley Capital I, Inc.
                    6.630%, 07/15/30......................         244,351
         1,612,116 Morgan Stanley Capital I, Inc.
                    5.910%, 11/15/31......................       1,675,768
           175,000 Morgan Stanley Capital I, Inc.
                    7.000%, 02/15/33......................         192,815
         3,542,254 NationsLink Funding Corp.
                    6.001%, 08/20/30......................       3,649,925

 See accompanying notes to statement of investments and financial statements.

                                    MSF-58

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)


        FACE                                                    VALUE
       AMOUNT                                                  (NOTE 1)
    -----------------------------------------------------------------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
    $   5,800,000 NationsLink Funding Corp. (Class E)
                   7.105%, 08/20/30........................ $     6,271,619
          150,000 Principal Residential Mortgage Capital
                   (144A) 4.550%, 12/20/04 (d).............         150,408
        3,170,000 Salomon Brothers Mortgage Securities VII,
                   Inc. (144A) 6.134%, 02/18/34............       3,331,098
        4,225,000 Washington Mutual, Inc.
                   3.420%, 05/25/33 (d)....................       4,144,435
        2,700,000 Washington Mutual, Inc.
                   3.700%, 06/25/33 (d)....................       2,650,433
                                                            ---------------
                                                                 59,961,085
                                                            ---------------

                  COMPUTERS & BUSINESS EQUIPMENT--0.1%
          950,000 Seagate Technology HDD Holdings
                   8.000%, 05/15/09........................         992,750
                                                            ---------------

                  CONGLOMERATES--0.1%
        2,450,000 General Electric Co. 5.000%, 02/01/13....       2,411,224
                                                            ---------------

                  CONTAINERS & GLASS--0.1%
          725,000 Ball Corp. 6.875%, 12/15/12..............         735,875
          675,000 Packaging Corp. of America
                   4.375%, 08/01/08........................         667,923
                                                            ---------------
                                                                  1,403,798
                                                            ---------------

                  ELECTRICAL EQUIPMENT--0.1%
          850,000 Ametek, Inc. 7.200%, 07/15/08............         918,204
          550,000 Thomas & Betts Corp. 7.250%, 06/01/13....         582,570
                                                            ---------------
                                                                  1,500,774
                                                            ---------------

                  ELECTRICAL UTILITIES--0.4%
        1,200,000 Dominion Resources, Inc.
                   8.125%, 06/15/10........................       1,384,802
        1,675,000 DTE Energy Co. 6.450%, 06/01/06..........       1,761,648
        1,825,000 Entergy Gulf States, Inc.
                   3.600%, 06/01/08........................       1,760,870
        1,025,000 FirstEnergy Corp. (Series B)
                   6.450%, 11/15/11........................       1,062,678
          100,000 Ohio Power Co. 6.750%, 07/01/04..........         100,000
        2,000,000 Progress Energy, Inc. 7.100%, 03/01/11...       2,191,580
                                                            ---------------
                                                                  8,261,578
                                                            ---------------

                  ELECTRONICS--0.1%
          475,000 Fisher Scientific International, Inc.
                   8.000%, 09/01/13........................         508,250
          700,000 PerkinElmer, Inc. 8.875%, 01/15/13.......         764,750
                                                            ---------------
                                                                  1,273,000
                                                            ---------------

                  FEDERAL AGENCIES--11.3%
        6,225,000 Federal Home Loan Bank
                   5.500%, 07/01/33........................       6,219,793
           55,466 Federal National Mortgage Association
                   7.250%, 09/01/07........................          57,505

         FACE                                                   VALUE
        AMOUNT                                                 (NOTE 1)
     ----------------------------------------------------------------------

                   FEDERAL AGENCIES--(CONTINUED)
     $     308,276 Federal National Mortgage Association
                    7.000%, 12/01/07....................... $       320,367
           153,193 Federal National Mortgage Association
                    8.000%, 06/01/08.......................         162,522
           199,645 Federal National Mortgage Association
                    8.500%, 02/01/09.......................         213,762
             7,202 Federal National Mortgage Association
                    9.000%, 04/01/16.......................           7,899
         2,737,839 Federal National Mortgage Association
                    5.000%, 06/01/23.......................       2,705,241
         1,644,761 Federal National Mortgage Association
                    5.500%, 01/01/24.......................       1,666,240
         2,485,156 Federal National Mortgage Association
                    6.500%, 12/01/29 (d)...................       2,588,199
         3,891,927 Federal National Mortgage Association
                    5.500%, 04/01/33.......................       3,884,550
         3,179,279 Federal National Mortgage Association
                    5.500%, 11/01/33.......................       3,173,252
        10,251,782 Federal National Mortgage Association
                    5.500%, 01/01/34.......................      10,232,349
        13,002,163 Federal National Mortgage Association
                    5.000%, 03/01/34.......................      12,601,105
         3,675,000 Federal National Mortgage Association
                    4.000%, TBA............................       3,499,291
        43,425,000 Federal National Mortgage Association
                    4.500%, TBA............................      42,420,797
        20,875,000 Federal National Mortgage Association
                    5.000%, TBA............................      20,894,581
        13,775,000 Federal National Mortgage Association
                    5.500%, TBA............................      14,046,437
        25,000,000 Federal National Mortgage Association
                    6.000%, TBA............................      25,736,828
        19,500,000 Federal National Mortgage Association
                    6.500%, 12/01/99.......................      20,372,317
         6,775,000 Federal National Mortgage Association
                    7.000%, TBA............................       7,143,391
           304,579 Government National Mortgage Association
                    6.000%, 02/15/09.......................         319,890
            59,758 Government National Mortgage Association
                    6.500%, 07/15/14.......................          63,403
         1,565,954 Government National Mortgage Association
                    7.500%, 12/15/14.......................       1,677,374
         1,043,848 Government National Mortgage Association
                    7.500%, 03/15/32.......................       1,126,401
         2,358,303 Government National Mortgage Association
                    6.000%, 09/20/33.......................       2,417,818
        10,305,685 Government National Mortgage Association
                    5.000%, 10/20/33.......................      10,000,634
         3,775,546 Government National Mortgage Association
                    6.000%, 10/20/33.......................       3,883,981
         5,035,685 Government National Mortgage Association
                    6.000%, 11/20/33.......................       5,162,767
         3,744,056 Government National Mortgage Association
                    6.000%, 02/20/34.......................       3,837,735
        16,025,000 Government National Mortgage Association
                    5.500%, TBA............................      15,994,953
                                                            ---------------
                                                                222,431,382
                                                            ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-59

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

       FACE                                                          VALUE
      AMOUNT                                                        (NOTE 1)
   -----------------------------------------------------------------------------

                    FINANCE & BANKING--2.9%
   $   2,625,000    Bank of America Corp.
                     7.400%, 01/15/11........................... $     2,974,960
       1,050,000    Bank of America Institutional Capital (144A)
                     8.070%, 12/31/26...........................       1,155,483
       1,975,000    Bombardier Capital, Inc. (144A)
                     6.125%, 06/29/06...........................       1,954,764
       1,750,000    CIT Group, Inc. 4.125%, 02/21/06............       1,779,956
         950,000    Citigroup Capital II 7.750%, 12/01/36.......       1,020,929
       3,825,000    Citigroup, Inc. 7.250%, 10/01/10............       4,307,734
       2,500,000    ERAC USA Finance Co. (144A)
                     6.625%, 02/15/05...........................       2,557,695
         400,000    ERAC USA Finance Co. (144A)
                     8.250%, 05/01/05...........................         417,138
         850,000    ERAC USA Finance Co. (144A)
                     6.625%, 05/15/06...........................         899,417
         525,000    ERAC USA Finance Co. (144A)
                     7.350%, 06/15/08...........................         580,043
       2,175,000    ERAC USA Finance Co. (144A)
                     6.700%, 06/01/34...........................       2,178,073
         800,000    First National Bank of Boston
                     7.375%, 09/15/06...........................         873,690
         625,000    First Union Capital I 7.935%, 01/15/27......         682,171
       3,575,000    Ford Motor Credit Co.
                     7.375%, 10/28/09...........................       3,815,333
       1,825,000    General Motors Acceptance Corp.
                     7.750%, 01/19/10...........................       1,981,172
       1,700,000    General Motors Acceptance Corp.
                     7.250%, 03/02/11...........................       1,784,206
         475,000    General Motors Acceptance Corp.
                     8.000%, 11/01/31...........................         486,679
       1,600,000    Household Finance Corp.
                     6.375%, 10/15/11...........................       1,707,851
       4,325,000    Household Finance Corp.
                     6.375%, 11/27/12...........................       4,585,715
       1,650,000    International Lease Finance Corp.
                     4.375%, 12/15/05...........................       1,687,754
       1,350,000    International Lease Finance Corp.
                     5.750%, 02/15/07...........................       1,425,079
       2,665,000    John Hancock Global Funding (144A)
                     7.900%, 07/02/10...........................       3,087,341
       3,575,000    MBNA Corp. 5.625%, 11/30/07.................       3,735,643
       1,150,000    Mellon Capital II 7.995%, 01/15/27..........       1,272,575
       2,450,000    Simon Property Group, L.P.
                     7.375%, 01/20/06...........................       2,614,361
       1,750,000    Sprint Capital Corp. 8.750%, 03/15/32.......       2,039,240
       1,150,000    U.S. Bancorp Capital I
                     8.270%, 12/15/26...........................       1,277,063
         975,000    Union Planters Bank 5.125%, 06/15/07........       1,022,265
       1,000,000    Union Planters Corp. 4.375%, 12/01/10.......         968,610
       2,575,000    Verizon Global Funding Corp.
                     7.750%, 12/01/30...........................       2,892,188
                                                                 ---------------
                                                                      57,765,128
                                                                 ---------------

                    FOREIGN GOVERNMENT--0.2%
         800,000    Federal Republic of Germany
                     5.000%, 08/19/05, (EUR)....................       1,002,118

        FACE                                                        VALUE
       AMOUNT                                                      (NOTE 1)
    ---------------------------------------------------------------------------

                     FOREIGN GOVERNMENT--(CONTINUED)
    $   1,350,000    Government of Canada
                      3.500%, 06/01/05, (CAD).................. $     1,015,169
      305,000,000    Government of Japan
                      0.100%, 10/20/05, (JPY)..................       2,790,594
                                                                ---------------
                                                                      4,807,881
                                                                ---------------

                     FOREST PRODUCTS & PAPER--0.2%
          500,000    Boise Cascade Co. 6.500%, 11/01/10........         508,750
        1,575,000    International Paper Co.
                      5.850%, 10/30/12 (d) (c).................       1,599,703
          825,000    Weyerhaeuser Co. 7.375%, 03/15/32.........         897,127
                                                                ---------------
                                                                      3,005,580
                                                                ---------------

                     GAS & OIL--0.1%
          575,000    Plains All American Pipeline, L.P.
                      7.750%, 10/15/12.........................         630,103
          675,000    Plains Exploration & Production Co. (144A)
                      7.125%, 06/15/14.........................         686,812
                                                                ---------------
                                                                      1,316,915
                                                                ---------------

                     GAS & PIPELINE UTILITIES--0.1%
        1,325,000    Halliburton Co. (144A)
                      1.920%, 01/26/07 (d).....................       1,323,720
                                                                ---------------

                     HOTELS & RESTAURANTS--0.1%
          950,000    Park Place Entertainment Corp.
                      7.875%, 03/15/10 (c).....................       1,002,250
          875,000    Starwood Hotels & Resorts Worldwide, Inc.
                      7.875%, 05/01/12 (d).....................         936,250
                                                                ---------------
                                                                      1,938,500
                                                                ---------------

                     INSURANCE--0.1%
        2,025,000    SAFECO Capital Trust I 8.072%,
                      07/15/37.................................       2,215,222
                                                                ---------------

                     INVESTMENT BROKERAGE--0.7%
          800,000    J.P. Morgan Capital Trust I
                      7.540%, 01/15/27.........................         847,272
        2,325,000    J.P. Morgan Chase & Co.
                      6.750%, 02/01/11.........................       2,534,029
        1,425,000    Lehman Brothers Holdings, Inc.
                      6.250%, 05/15/06.........................       1,503,562
        2,200,000    Merrill Lynch & Co., Inc.
                      3.700%, 04/21/08.........................       2,165,746
        3,550,000    Morgan Stanley 4.750%, 04/01/14...........       3,275,304
        3,525,000    The Goldman Sachs Group, Inc.
                      6.875%, 01/15/11.........................       3,869,643
                                                                ---------------
                                                                     14,195,556
                                                                ---------------

                     MEDIA--0.6%
        1,875,000    AOL Time Warner, Inc.
                      6.875%, 05/01/12.........................       2,026,112
        1,925,000    Comcast Corp. 7.050%, 03/15/33............       1,994,057
          775,000    Cox Communications, Inc.
                      7.750%, 11/01/10.........................         878,519

 See accompanying notes to statement of investments and financial statements.

                                    MSF-60

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

BONDS & NOTES--(CONTINUED)

         FACE                                                      VALUE
        AMOUNT                                                    (NOTE 1)
     -------------------------------------------------------------------------

                      MEDIA--(CONTINUED)
     $   1,000,000    EchoStar DBS Corp. 5.750%, 10/01/08..... $       986,250
         1,025,000    Lamar Media Corp. 7.250%, 01/01/13......       1,042,938
         1,725,000    TCI Communications, Inc.
                       7.875%, 02/15/26.......................       1,946,737
         1,875,000    Time Warner Entertainment Co., L.P.
                       8.375%, 03/15/23.......................       2,188,057
                                                               ---------------
                                                                    11,062,670
                                                               ---------------

                      RAILROADS & EQUIPMENT--0.1%
         1,825,000    Norfolk Southern Corp.
                       9.000%, 03/01/21.......................       2,313,038
                                                               ---------------

                      REAL ESTATE--0.6%
         3,000,000    EOP Operating, L.P. 6.800%, 01/15/09....       3,246,939
         2,325,000    ERP Operating, L.P.
                       6.630%, 04/13/05 (d)...................       2,395,075
           900,000    IStar Financial, Inc. (REIT)
                       7.000%, 03/15/08.......................         955,020
           500,000    Merry Land & Investment Co., Inc. (REIT)
                       7.250%, 06/15/05.......................         519,953
         1,225,000    Pan Pacific Retail Properties, Inc.
                       6.125%, 01/15/13.......................       1,252,961
           525,000    Senior Housing Properties Trust (REIT)
                       8.625%, 01/15/12.......................         570,861
         2,000,000    Vornado Realty Trust (REIT)
                       5.625%, 06/15/07.......................       2,115,844
                                                               ---------------
                                                                    11,056,653
                                                               ---------------

                      RETAIL--0.2%
         1,625,000    Federated Department Stores, Inc.
                       8.500%, 06/01/10 (c)...................       1,921,800
           950,000    J.C. Penney Co., Inc. 8.000%, 03/01/10..       1,061,625
           250,000    K2, Inc. (144A) 7.375%, 07/01/14........         254,375
           816,000    Saks, Inc. 7.000%, 12/01/13.............         805,800
                                                               ---------------
                                                                     4,043,600
                                                               ---------------

                      TELECOMMUNICATIONS--0.0%
           750,000    AT&T Broadband Corp.
                       9.455%, 11/15/22.......................         964,036
                                                               ---------------

                      U.S. TREASURY--8.4%
         7,300,000    United States Treasury Bond Strips Zero
                       Coupon, 08/15/25 (c)...................       2,222,631
        10,875,000    United States Treasury Bonds
                       7.250%, 05/15/16 (c)...................      13,147,277
         9,525,000    United States Treasury Bonds
                       8.875%, 02/15/19 (c)...................      13,187,658
        11,925,000    United States Treasury Bonds
                       6.250%, 08/15/23 (c)...................      13,205,077
         4,575,000    United States Treasury Bonds
                       6.250%, 05/15/30 (c)...................       5,122,390
        54,625,000    United States Treasury Notes
                       7.000%, 07/15/06 (c)...................      59,184,931
        12,100,000    United States Treasury Notes
                       5.625%, 05/15/08 (c)...................      13,024,512

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
     ---------------------------------------------------------------------

                   U.S. TREASURY--(CONTINUED)
     $  38,750,000 United States Treasury Notes
                    6.500%, 02/15/10 (c).................. $    43,663,384
         2,950,000 United States Treasury Notes
                    4.000%, 11/15/12 (c)..................       2,856,084
                                                           ---------------
                                                               165,613,944
                                                           ---------------

                   YANKEE--1.3%
           875,000 Alcan, Inc. 6.125%, 12/15/33...........         846,615
           950,000 British Telecommunications, Plc.
                    8.875%, 12/15/30 (d)..................       1,172,003
           600,000 Corporacion Andina de Fomento
                    6.875%, 03/15/12......................         645,004
         1,150,000 Deutsche Telekom International Finance.
                   8.750%, 06/15/30 (d)...................       1,399,706
         1,475,000 Granite Mortgages, Plc.
                    2.450%, 03/20/44 (d)..................       1,475,000
         2,400,000 Hutchison Whampoa International, Ltd.
                    (144A) 6.250%, 01/24/14...............       2,326,733
           775,000 Korea Development Bank
                    3.875%, 03/02/09......................         741,969
           100,000 Luscar Coal, Ltd. 9.750%, 10/15/11.....         112,500
         1,125,000 Petroleos Mexicanos
                    6.500%, 02/01/05 (d)..................       1,148,625
           925,000 Petronas Capital, Ltd. (144A)
                    7.875%, 05/22/22......................       1,023,408
         2,100,000 Republic of Chile 5.625%, 07/23/07.....       2,194,920
         1,025,000 Republic of Malaysia 7.500%, 07/15/11..       1,158,250
           825,000 Republic of South Africa
                    9.125%, 05/19/09......................         958,031
           975,000 Republic of South Africa
                    6.500%, 06/02/14......................         984,750
           550,000 Rogers Wireless, Inc. (144A)
                    6.375%, 03/01/14......................         506,000
           625,000 State of Qatar (144A)
                    9.750%, 06/15/30......................         861,719
         1,875,000 Telecom Italia Capital (144A)
                    6.375%, 11/15/33......................       1,810,029
         3,095,000 Telecomunicaciones de Puerto Rico, Inc.
                    6.650%, 05/15/06......................       3,269,672
         1,725,000 Tyco International Group S.A.
                    6.375%, 10/15/11......................       1,835,022
           650,000 United Mexican States
                    8.300%, 08/15/31......................         680,875
           975,000 Vivendi Universal S.A.
                    6.250%, 07/15/08......................       1,038,697
                                                           ---------------
                                                                26,189,528
                                                           ---------------
                   Total Bonds & Notes
                    (Identified Cost $658,507,541)........     659,971,128
                                                           ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-61

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

OPTIONS PURCHASED--0.1%


                                                              VALUE
          SHARES                                             (NOTE 1)
       ------------------------------------------------------------------

                     CALL--0.1%
             502,000 United States Treasury Notes 10 Year
                      Futures, Sept 109 Call, 08/27/04... $       682,406
                                                          ---------------

                     PUT--0.0%
             502,000 United States Treasury Notes 10 Year
                      Futures, Sept 109 Put, 08/27/04....         517,688
                                                          ---------------
                     Total Options Purchased
                      (Identified Cost $1,314,174).......       1,200,094
                                                          ---------------

       WARRANTS--0.0%
       ------------------------------------------------------------------

                     COMMERCIAL SERVICES & SUPPLIES--0.0%
                   1 Anacomp, Inc. (Class B) (b).........              18
                                                          ---------------
                     Total Warrants
                      (Identified Cost $33,142)..........              18
                                                          ---------------

       SHORT TERM INVESTMENTS--10.9%
           FACE
          AMOUNT
       ------------------------------------------------------------------

                     COMMERCIAL PAPER--10.9%
       $  10,000,000 American Express Credit Corp.
                      1.101%, 07/08/04...................       9,997,861
          25,000,000 Bank of America Corp.
                      1.101%, 07/07/04...................      24,995,417
           7,736,000 General Electric Capital Corp.
                      1.250%, 07/01/04...................       7,736,000

          FACE                                                 VALUE
         AMOUNT                                               (NOTE 1)
      --------------------------------------------------------------------

                    COMMERCIAL PAPER--(CONTINUED)
      $   7,750,000 General Electric Capital Corp.
                     1.201%, 07/20/04.................... $     7,745,091
         19,236,000 Household Finance Corp.
                     1.091%, 07/08/04....................      19,231,923
         15,913,000 International Lease Finance Corp.
                     1.151%, 07/12/04....................      15,907,408
         29,848,000 International Lease Finance Corp.
                     1.053%, 07/14/04....................      29,836,683
         30,000,000 J.P. Morgan Chase & Co.
                     1.303%, 08/16/04....................      29,950,167
         25,095,000 Morgan Stanley 1.231%, 07/20/04......      25,078,709
         17,000,000 The Goldman Sachs Group, L.P.
                     1.271%, 07/15/04....................      16,991,604
         13,043,000 Toronto Dominion Holdings
                     1.151%, 07/20/04....................      13,035,084
         14,775,000 Toronto Dominion Holdings
                     1.143%, 08/06/04....................      14,758,156
                                                          ---------------
                                                              215,264,103
                                                          ---------------
                    Total Short Term Investments
                     (Identified Cost $215,264,103)......     215,264,103
                                                          ---------------
                    Total Investments--107.4%
                     (Identified Cost $1,963,328,133) (a)   2,113,780,182
                    Other assets less liabilities........    (145,328,759)
                                                          ---------------
                    TOTAL NET ASSETS--100%............... $ 1,968,451,423
                                                          ===============

FORWARD CONTRACTS

                            DELIVERY LOCAL CURRENCY AGGREGATE    TOTAL      UNREALIZED
CURRENCY CONTRACTS            DATE       AMOUNT     FACE VALUE   VALUE    (DEPRECIATION)
------------------          -------- -------------- ---------- ---------- --------------
Canadian Dollar (sold)..... 7/14/04    1,375,000    $1,021,674 $1,025,376    $ (3,702)
Euro (sold)................ 7/14/04      850,000     1,026,375  1,035,081      (8,706)
                                                                             --------
Net Unrealized Depreciation                                                  $(12,408)
                                                                             ========

FUTURES CONTRACTS

                                                                                        UNREALIZED
                                    EXPIRATION NUMBER OF   CONTRACT   VALUATION AS OF APPRECIATION/
FUTURES CONTRACTS LONG                 DATE    CONTRACTS    AMOUNT       6/30/2004    (DEPRECIATION)
----------------------              ---------- --------- ------------ --------------- --------------
Eurodollar Futures.................  09/13/04     572    $140,330,842  $140,111,400     $(219,442)
Interest Rate Swap 10 Year Futures.  09/13/04     287      30,076,408    30,439,938       363,530
U.S. Treasury Notes 2 Year Futures.  09/30/04     146      30,726,910    30,739,844        12,934

FUTURES CONTRACTS SHORT
-----------------------
U.S. Treasury Bond Futures.........  09/21/04      (6)        625,762       638,250       (12,488)
U.S. Treasury Notes 5 Year Futures.  09/21/04    (366)     39,429,046    39,779,625      (350,579)
U.S. Treasury Notes 10 Year Futures  09/21/04    (296)     32,195,010    32,361,125      (166,115)
                                                                                        ---------
Net Unrealized Depreciation........                                                     $(372,160)
                                                                                        =========

 See accompanying notes to statement of investments and financial statements.

                                    MSF-62

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $2,113,780,182
       Cash..................................                     113,665
       Collateral for securities loaned......                 217,965,620
       Receivable for:
        Securities sold......................                  52,733,696
        Fund shares sold.....................                     749,311
        Futures variation margin.............                      59,327
        Dividends and interest...............                   8,667,734
        Foreign taxes........................                      38,145
                                                           --------------
         Total Assets........................               2,394,107,680
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $    896,337
        Securities purchased.................  205,704,330
        Open forward currency
         contracts--net......................       12,407
        Withholding taxes....................       35,401
        Return of collateral for securities
         loaned..............................  217,965,620
       Accrued expenses:
        Management fees......................      699,895
        Service and distribution fees........       10,253
        Other expenses.......................      332,014
                                              ------------
         Total Liabilities...................                 425,656,257
                                                           --------------
     NET ASSETS..............................              $1,968,451,423
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $2,121,070,658
        Undistributed net
         investment income...................                   4,001,046
        Accumulated net realized
         gains (losses)......................                (306,686,775)
        Unrealized appreciation
         (depreciation) on investments,
         futures contracts and foreign
         currency............................                 150,066,494
                                                           --------------
     NET ASSETS..............................              $1,968,451,423
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($1,882,651,458 divided by
      124,346,542 shares outstanding)........              $        15.14
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($4,310,160 divided by
      285,977 shares outstanding)............              $        15.07
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($81,489,805 divided by
      5,390,714 shares outstanding)..........              $        15.12
                                                           ==============
     Identified cost of investments..........              $1,963,328,133
                                                           ==============








STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $  7,208,471(a)
      Interest................................                 13,641,024(b)
                                                             ------------
                                                               20,849,495
    EXPENSES
      Management fees......................... $  4,301,251
      Service and distribution fees--Class B..          485
      Service and distribution fees--Class E..       51,998
      Directors' fees and expenses............       10,633
      Custodian...............................      199,087
      Audit and tax services..................       10,686
      Legal...................................       24,014
      Printing................................      310,944
      Insurance...............................       25,020
      Miscellaneous...........................        6,329
                                               ------------
      Total expenses before reductions........    4,940,447
      Expense reductions......................     (174,678)    4,765,769
                                               ------------  ------------
    NET INVESTMENT INCOME.....................                 16,083,726
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................   94,444,760
      Options--net............................       60,695
      Futures contracts--net..................     (808,420)
      Foreign currency transactions--net......         (614)   93,696,421
                                               ------------  ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  (71,382,790)
      Futures contracts--net..................     (385,931)
      Foreign currency transactions--net......      (13,395)  (71,782,116)
                                               ------------  ------------
    Net gain (loss)...........................                 21,914,305
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $ 37,998,031
                                                             ============

(a)Net of foreign taxes of $102,768.
(b)Includes income on securities loaned of $92,101.

                See accompanying notes to financial statements.

                                    MSF-63

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   16,083,726  $   36,167,834
  Net realized gain (loss)..........................................     93,696,421       6,663,843
  Unrealized appreciation (depreciation)............................    (71,782,116)    298,364,509
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     37,998,031     341,196,186
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (35,761,675)    (66,525,086)
    Class E.........................................................     (1,368,237)       (676,434)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (37,129,912)    (67,201,520)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     (7,092,481)        278,445
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     (6,224,362)    274,273,111

NET ASSETS
  Beginning of the period...........................................  1,974,675,785   1,700,402,674
                                                                     --------------  --------------
  End of the period................................................. $1,968,451,423  $1,974,675,785
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    4,001,046  $   25,047,232
                                                                     ==============  ==============








































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004            DECEMBER 31, 2003
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  1,284,815  $ 19,531,115    2,292,007  $  32,056,511
  Share issued through acquisition............................          0             0    5,044,622     65,515,637
  Reinvestments...............................................  2,369,892    35,761,675    5,141,042     66,525,086
  Redemptions................................................. (6,328,494)  (95,759,546) (14,637,404)  (200,037,582)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease)..................................... (2,673,787) $(40,466,756)  (2,159,733) $ (35,940,348)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................    299,332  $  4,444,558            0  $           0
  Redemptions.................................................    (13,355)     (195,666)           0              0
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    285,977  $  4,248,892            0  $           0
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................  2,352,329  $ 35,806,739    2,879,558  $  40,159,703
  Reinvestments...............................................     90,792     1,368,237       52,315        676,434
  Redemptions.................................................   (534,915)   (8,049,593)    (329,053)    (4,617,344)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  1,908,206  $ 29,125,383    2,602,820  $  36,218,793
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions.   (479,604) $ (7,092,481)     443,087  $     278,445
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-64

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                           CLASS A
                                                          -------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,    ----------------------------------------------------------
                                                               2004         2003        2002        2001        2000        1999
                                                          ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    15.13     $    13.07  $    15.51  $    18.38  $    18.27  $    18.39
                                                          ----------     ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.13           0.30        0.42        0.49        0.62        0.59
  Net realized and unrealized gain (loss) on
   investments...........................................       0.17           2.30       (2.53)      (1.62)      (0.43)       0.96
                                                          ----------     ----------  ----------  ----------  ----------  ----------
  Total from investment operations.......................       0.30           2.60       (2.11)      (1.13)       0.19        1.55
                                                          ----------     ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.29)         (0.54)      (0.33)      (0.78)       0.00       (0.60)
  Distributions from net realized capital gains..........       0.00           0.00        0.00       (0.96)      (0.08)      (1.07)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
  Total distributions....................................      (0.29)         (0.54)      (0.33)      (1.74)      (0.08)      (1.67)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........................... $    15.14     $    15.13  $    13.07  $    15.51  $    18.38  $    18.27
                                                          ==========     ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%).........................................        2.0 (b)       20.6       (13.9)       (6.3)        1.0         8.7
Ratio of operating expenses to average net assets
 before expense reductions (%)...........................       0.50 (c)       0.51        0.49        0.49        0.46        0.45
Ratio of operating expenses to average net assets
 after expense reductions(%)(d)..........................       0.48 (c)       0.50        0.48        0.47        0.46          --
Ratio of net investment income to average net
 assets (%)..............................................       1.64 (c)       2.00        2.68        2.73        3.26        3.08
Portfolio turnover rate (%)..............................        241 (c)        211         112         131         131         124
Net assets, end of period (000).......................... $1,882,651     $1,922,067  $1,688,913  $2,345,064  $2,756,922  $2,874,412


                                                                                       CLASS B
                                                                                  ----------------- ------------
                                                                                  APRIL 26, 2004(A) SIX MONTHS
                                                                                       THROUGH        ENDED
                                                                                      JUNE 30,       JUNE 30,
                                                                                        2004           2004
                                                                                  ----------------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................................      $14.97        $ 15.11
                                                                                       ------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................        0.01           0.12
  Net realized and unrealized gain (loss) on investments.........................        0.09           0.16
                                                                                       ------        -------
  Total from investment operations...............................................        0.10           0.28
                                                                                       ------        -------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................        0.00          (0.27)
                                                                                       ------        -------
  Total distributions............................................................        0.00          (0.27)
                                                                                       ------        -------
NET ASSET VALUE, END OF PERIOD...................................................      $15.07        $ 15.12
                                                                                       ======        =======
TOTAL RETURN (%).................................................................         0.7(b)         1.9 (b)
Ratio of operating expenses to average net assets before expense reductions (%)..        0.75(c)        0.65 (c)
Ratio of operating expenses to average net assets after expense reductions(%) (d)        0.73(c)        0.63 (c)
Ratio of net investment income to average net assets (%).........................        1.69(c)        1.50 (c)
Portfolio turnover rate (%)......................................................         241(c)         241 (c)
Net assets, end of period (000)..................................................      $4,310        $81,490

                                                                                         CLASS E
                                                                                  -----------------------------
                                                                                     YEAR ENDED     MAY 1, 2001(A)
                                                                                    DECEMBER 31,       THROUGH
                                                                                  ----------------   DECEMBER 31,
                                                                                    2003     2002        2001
                                                                                  -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................. $ 13.06  $ 15.51      $16.18
                                                                                  -------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................................................    0.41     0.40        0.01
  Net realized and unrealized gain (loss) on investments.........................    2.17    (2.52)      (0.68)
                                                                                  -------  -------      ------
  Total from investment operations...............................................    2.58    (2.12)      (0.67)
                                                                                  -------  -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......................................   (0.53)   (0.33)       0.00
                                                                                  -------  -------      ------
  Total distributions............................................................   (0.53)   (0.33)       0.00
                                                                                  -------  -------      ------
NET ASSET VALUE, END OF PERIOD................................................... $ 15.11  $ 13.06      $15.51
                                                                                  =======  =======      ======
TOTAL RETURN (%).................................................................    20.4    (13.9)       (4.1)(b)
Ratio of operating expenses to average net assets before expense reductions (%)..    0.66     0.64        0.64 (c)
Ratio of operating expenses to average net assets after expense reductions(%) (d)    0.65     0.63        0.62 (c)
Ratio of net investment income to average net assets (%).........................    1.80     2.53        2.58 (c)
Portfolio turnover rate (%)......................................................     211      112         131
Net assets, end of period (000).................................................. $52,609  $11,490      $   22

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-65

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.9% OF TOTAL NET ASSETS

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    AEROSPACE & DEFENSE--1.9%
              1,500 Lockheed Martin Corp................. $      78,120
             45,800 Northrop Grumman Corp................     2,459,460
             50,600 United Technologies Corp.............     4,628,888
                                                          -------------
                                                              7,166,468
                                                          -------------

                    BEVERAGES--1.9%
             75,600 Anheuser-Busch Cos., Inc.............     4,082,400
             55,700 PepsiCo, Inc.........................     3,001,116
                                                          -------------
                                                              7,083,516
                                                          -------------

                    BIOTECHNOLOGY--1.7%
             93,600 Amgen, Inc. (b)......................     5,107,752
             20,000 Biogen Idec, Inc. (b)................     1,265,000
                                                          -------------
                                                              6,372,752
                                                          -------------

                    BUILDING PRODUCTS--1.4%
            133,200 American Standard Cos., Inc. (b).....     5,369,292
                                                          -------------

                    CAPITAL MARKETS--0.6%
             54,100 J.P. Morgan Chase & Co...............     2,097,457
                                                          -------------

                    CHEMICALS--1.3%
             38,700 Air Products & Chemicals, Inc........     2,029,815
             68,900 E. I. du Pont de Nemours & Co........     3,060,538
                                                          -------------
                                                              5,090,353
                                                          -------------

                    COMMERCIAL BANKS--3.6%
            137,100 Bank One Corp........................     6,992,100
            118,000 Wells Fargo & Co.....................     6,753,140
                                                          -------------
                                                             13,745,240
                                                          -------------

                    COMMERCIAL SERVICES & SUPPLIES--0.4%
             54,600 Monster Worldwide, Inc. (b)..........     1,404,312
                                                          -------------

                    COMMUNICATIONS EQUIPMENT--3.2%
            216,100 Cisco Systems, Inc. (b)..............     5,121,570
             36,800 Polycom, Inc. (b)....................       824,688
             85,800 QUALCOMM, Inc........................     6,261,684
                                                          -------------
                                                             12,207,942
                                                          -------------

                    COMPUTERS & PERIPHERALS--1.8%
             30,500 Apple Computer, Inc. (b).............       992,470
             48,469 Hewlett-Packard Co...................     1,022,696
             24,200 International Business Machines Corp.     2,133,230
             49,000 Seagate Technology...................       707,070
            423,900 Sun Microsystems, Inc. (b)...........     1,839,726
                                                          -------------
                                                              6,695,192
                                                          -------------

                    CONSTRUCTION & ENGINEERING--1.1%
             89,900 Fluor Corp...........................     4,285,533
                                                          -------------

                    CONSUMER FINANCE--2.6%
             42,600 AmeriCredit Corp. (b)................       831,978
            227,000 SLM Corp.............................     9,182,150
                                                          -------------
                                                             10,014,128
                                                          -------------

                                                                   VALUE
       SHARES                                                     (NOTE 1)
     ------------------------------------------------------------------------

                   DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
         65,960    AT&T Corp................................... $     964,995
        608,350    Sprint Corp. (FON Group)....................    10,706,960
         46,700    Verizon Communications, Inc.................     1,690,073
                                                                -------------
                                                                   13,362,028
                                                                -------------

                   ELECTRIC UTILITIES--0.5%
         36,900    American Electric Power Co., Inc............     1,180,800
         19,600    Pinnacle West Capital Corp..................       791,644
                                                                -------------
                                                                    1,972,444
                                                                -------------

                   ELECTRICAL EQUIPMENT--0.3%
         15,700    Emerson Electric Co.........................       997,735
                                                                -------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
        118,100    Agilent Technologies, Inc. (b)..............     3,457,968
         48,400    Avnet, Inc. (b).............................     1,098,680
         31,600    Flextronics International, Ltd. (b).........       504,020
         57,800    Jabil Circuit, Inc. (b).....................     1,455,404
                                                                -------------
                                                                    6,516,072
                                                                -------------

                   ENERGY EQUIPMENT & SERVICES--3.9%
         46,800    Baker Hughes, Inc...........................     1,762,020
         46,500    BJ Services Co. (b).........................     2,131,560
        101,800    Schlumberger, Ltd...........................     6,465,318
         48,600    Transocean, Inc.............................     1,406,484
         73,700    Weatherford International, Ltd. (b).........     3,315,026
                                                                -------------
                                                                   15,080,408
                                                                -------------

                   FOOD & STAPLES RETAILING--1.3%
         96,900    Costco Wholesale Corp.......................     3,979,683
         23,200    Sysco Corp..................................       832,184
                                                                -------------
                                                                    4,811,867
                                                                -------------

                   FOOD PRODUCTS--2.1%
         98,400    Campbell Soup Co............................     2,644,992
         19,000    H.J. Heinz Co...............................       744,800
         54,800    Kraft Foods, Inc. (Class A).................     1,736,064
         41,900    Unilever NV (ADR)...........................     2,870,569
                                                                -------------
                                                                    7,996,425
                                                                -------------

                   GAS UTILITIES--0.7%
         77,359    Kinder Morgan Management, L.L.C.............     2,844,490
                                                                -------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
        188,400    Applera Corp................................     4,097,700
         28,600    Becton, Dickinson & Co......................     1,481,480
         43,500    Guidant Corp................................     2,430,780
                                                                -------------
                                                                    8,009,960
                                                                -------------

                   HEALTH CARE PROVIDERS & SERVICES--2.8%
         10,700    Anthem, Inc. (b)............................       958,292
         18,000    HCA, Inc....................................       748,620
         29,400    Health Management Associates, Inc. (Class A)       659,148

 See accompanying notes to statement of investments and financial statements.

                                    MSF-66

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
       14,300 Imclone Systems, Inc. (b)....................... $   1,226,797
      115,700 Lincare Holdings, Inc. (b)......................     3,801,902
       24,600 PacifiCare Health Systems, Inc. (b).............       951,036
       96,700 Tenet Healthcare Corp. (b)......................     1,296,747
       33,000 Triad Hospitals, Inc. (b).......................     1,228,590
                                                               -------------
                                                                  10,871,132
                                                               -------------

              HOTELS, RESTAURANTS & LEISURE--0.8%
       53,400 Carnival Corp...................................     2,509,800
       16,000 McDonald's Corp.................................       416,000
                                                               -------------
                                                                   2,925,800
                                                               -------------

              HOUSEHOLD PRODUCTS--0.8%
       20,700 Kimberly-Clark Corp.............................     1,363,716
       32,800 The Procter & Gamble Co.........................     1,785,632
                                                               -------------
                                                                   3,149,348
                                                               -------------

              IT SERVICES--2.6%
       77,000 Affiliated Computer Services, Inc. (Class A) (b)     4,076,380
       62,100 Automatic Data Processing, Inc..................     2,600,748
       62,900 Checkfree Corp. (b).............................     1,887,000
       47,600 Sabre Holdings Corp. (Class A)..................     1,318,996
                                                               -------------
                                                                   9,883,124
                                                               -------------

              INDUSTRIAL CONGLOMERATES--2.0%
      211,800 General Electric Co.............................     6,862,320
       13,000 Siemens AG (ADR)................................       942,760
                                                               -------------
                                                                   7,805,080
                                                               -------------

              INSURANCE--3.6%
       17,500 American International Group, Inc...............     1,247,400
        5,300 Assurant, Inc. (b)..............................       139,814
           53 Berkshire Hathaway, Inc. (Class A) (b)..........     4,714,350
       10,000 Everest Re Group, Ltd...........................       803,600
       19,800 Hartford Financial Services Group, Inc..........     1,361,052
       25,000 The Chubb Corp..................................     1,704,500
       48,700 XL Capital, Ltd. (Class A)......................     3,674,902
                                                               -------------
                                                                  13,645,618
                                                               -------------

              INTERNET & CATALOG RETAIL--1.8%
       40,600 eBay, Inc. (b)..................................     3,733,170
      100,500 InterActiveCorp (b).............................     3,029,070
                                                               -------------
                                                                   6,762,240
                                                               -------------

              INTERNET SOFTWARE & SERVICES--0.4%
       85,700 VeriSign, Inc. (b)..............................     1,705,430
                                                               -------------

              MACHINERY--1.5%
       28,200 Illinois Tool Works, Inc........................     2,704,098
       36,800 Ingersoll-Rand Co., Ltd. (Class A)..............     2,513,808
       15,000 Navistar International Corp.....................       581,400
                                                               -------------
                                                                   5,799,306
                                                               -------------

              MEDIA--4.0%
      121,732 Cablevision Systems Corp. (Class A) (b).........     2,392,034

                                                                VALUE
          SHARES                                               (NOTE 1)
        ------------------------------------------------------------------
                                                           ~

                      MEDIA--(CONTINUED)
            33,400    Comcast Corp. (Class A)............... $     936,202
            76,900    Cox Communications, Inc...............     2,137,051
            17,100    Knight-Ridder, Inc....................     1,231,200
             5,000    Radio One, Inc. (Class D) (b).........        80,050
            91,684    The DIRECTV Group, Inc. (b)...........     1,567,796
            29,500    The Thomson Corp......................       987,070
             9,900    The Walt Disney Co....................       252,351
           287,900    Time Warner, Inc. (b).................     5,061,282
            19,000    Viacom, Inc. (Class B)................       678,680
                                                             -------------
                                                                15,323,716
                                                             -------------

                      METALS & MINING--0.3%
            30,600    Newmont Mining Corp...................     1,186,056
                                                             -------------

                      MULTI-UTILITIES--1.8%
           132,400    Duke Energy Co........................     2,686,396
            26,100    Equitable Resources, Inc..............     1,349,631
           296,700    The AES Corp. (b).....................     2,946,231
                                                             -------------
                                                                 6,982,258
                                                             -------------

                      MULTILINE RETAIL--0.2%
            17,200    Kohl's Corp. (b)......................       727,216
                                                             -------------

                      OIL & GAS--5.0%
           143,000    Exxon Mobil Corp......................     6,350,630
                66    Kinder Morgan, Inc....................         3,913
           109,200    Royal Dutch Petroleum Co..............     5,642,364
            42,700    Shell Transport & Trading Co., Plc....     1,908,690
            77,400    The Williams Cos., Inc................       921,060
           112,700    Unocal Corp...........................     4,282,600
                                                             -------------
                                                                19,109,257
                                                             -------------

                      PAPER & FOREST PRODUCTS--0.3%
            23,100    International Paper Co................     1,032,570
                                                             -------------

                      PERSONAL PRODUCTS--0.2%
            18,700    The Estee Lauder Cos., Inc. (b).......       912,186
                                                             -------------

                      PHARMACEUTICALS--13.4%
           120,200    Allergan, Inc.........................    10,760,304
           403,300    AstraZeneca, Plc. (ADR)...............    18,406,612
            98,200    Eli Lilly & Co........................     6,865,162
           230,500    Forest Laboratories, Inc. (b).........    13,053,215
            65,600    Pfizer, Inc...........................     2,248,768
                                                             -------------
                                                                51,334,061
                                                             -------------

                      REAL ESTATE--0.2%
            23,800    General Growth Properties, Inc. (REIT)       703,766
                                                             -------------

                      ROAD & RAIL--0.2%
             8,300    Canadian Pacific Railway, Ltd.........       204,429
            10,800    Union Pacific Corp....................       642,060
                                                             -------------
                                                                   846,489
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-67

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
                                               CONVERTIBLE BONDS--0.2%


                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    SEMICONDUCTORS & EQUIPMENT--6.4%
             74,300 Altera Corp. (b)..................... $   1,650,946
            338,000 Applied Materials, Inc. (b)..........     6,631,560
            143,200 Applied Micro Circuits Corp. (b).....       761,824
             53,100 ASML Holding NV (ADR) (b)............       908,541
             60,500 Credence Systems Corp. (b)...........       834,900
             79,000 Intel Corp...........................     2,180,400
             95,800 KLA-Tencor Corp. (b).................     4,730,604
             33,700 Lam Research Corp. (b)...............       903,160
             23,000 Linear Technology Corp...............       907,810
             21,800 Novellus Systems, Inc. (b)...........       685,392
             65,800 PMC-Sierra, Inc. (b).................       944,230
             99,600 Teradyne, Inc. (b)...................     2,260,920
             36,700 Xilinx, Inc..........................     1,222,477
                                                          -------------
                                                             24,622,764
                                                          -------------

                    SOFTWARE--3.3%
             79,700 Cadence Design Systems, Inc. (b).....     1,166,011
            230,300 Microsoft Corp.......................     6,577,368
            143,600 PeopleSoft, Inc. (b).................     2,656,600
             54,200 SAP AG (ADR).........................     2,266,102
                                                          -------------
                                                             12,666,081
                                                          -------------

                    SPECIALTY RETAIL--3.0%
            102,100 AutoNation, Inc. (b).................     1,745,910
             36,400 Boise Cascade Corp...................     1,370,096
             98,400 Lowe's Cos., Inc.....................     5,170,920
             58,900 RadioShack Corp......................     1,686,307
             41,800 Williams-Sonoma, Inc. (b)............     1,377,728
                                                          -------------
                                                             11,350,961
                                                          -------------

                    THRIFTS & MORTGAGE FINANCE--5.7%
             56,300 Federal Home Loan Mortgage Corp......     3,563,790
             58,600 Federal National Mortgage Association     4,181,696
             53,000 The PMI Group, Inc...................     2,306,560
            299,100 Washington Mutual, Inc...............    11,557,224
                                                          -------------
                                                             21,609,270
                                                          -------------

                    TOBACCO--1.0%
             76,900 Altria Group, Inc....................     3,848,845
                                                          -------------
                    Total Common Stocks
                     (Identified Cost $327,690,982)......   377,926,188
                                                          -------------








       FACE                                                          VALUE
      AMOUNT                                                        (NOTE 1)
    ---------------------------------------------------------------------------

                   RETAIL--0.2%
    $   816,000    Amazon.com, Inc. 4.750%, 02/01/09............ $     814,980
                                                                 -------------
                   Total Convertible Bonds
                    (Identified Cost $608,725)..................       814,980
                                                                 -------------

    SHORT TERM INVESTMENTS--1.0%
    ---------------------------------------------------------------------------

                   REPURCHASE AGREEMENT--1.0%
      3,917,000    State Street Corp. Repurchase Agreement dated
                    06/30/04 at 0.350% to be repurchased at
                    $3,917,038 on 07/01/04, collateralized by
                    $3,730,000 U.S. Treasury Note
                    6.500% due 08/15/05 with a value of
                    $3,995,763..................................     3,917,000
                                                                 -------------
                   Total Short Term Investments
                    (Identified Cost $3,917,000)................     3,917,000
                                                                 -------------
                   Total Investments--100.1%
                    (Identified Cost $332,216,707) (a)..........   382,658,168
                   Other assets less liabilities................      (275,612)
                                                                 -------------
                   TOTAL NET ASSETS--100%....................... $ 382,382,556
                                                                 =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-68

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value........................          $382,658,168
       Cash........................................                   125
       Receivable for:
        Securities sold............................                15,020
        Fund shares sold...........................                17,854
        Dividends and interest.....................               254,810
        Foreign taxes..............................                   779
                                                             ------------
         Total Assets..............................           382,946,756
     LIABILITIES
       Payable for:
        Fund shares redeemed....................... $236,330
        Securities purchased.......................   33,310
        Withholding taxes..........................       31
       Accrued expenses:
        Management fees............................  209,913
        Service and distribution fees..............    8,439
        Deferred trustees fees.....................    4,045
        Other expenses.............................   72,132
                                                    --------
         Total Liabilities.........................               564,200
                                                             ------------
     NET ASSETS....................................          $382,382,556
                                                             ============
       Net assets consist of:
        Capital paid in............................          $351,801,738
        Undistributed net investment income........             1,105,695
        Accumulated net realized gains (losses)....           (20,966,340)
        Unrealized appreciation (depreciation)
         on investments and foreign currency.......            50,441,463
                                                             ------------
     NET ASSETS....................................          $382,382,556
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per share
      ($339,009,592 divided by 30,621,728
      shares outstanding)..........................          $      11.07
                                                             ============
     CLASS B
     Net asset value and redemption price per share
      ($43,372,964 divided by 3,930,341 shares
      outstanding).................................          $      11.04
                                                             ============
     Identified cost of investments................          $332,216,707
                                                             ============
























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 2,502,744(a)
       Interest................................                  71,319
                                                            -----------
                                                              2,574,063
     EXPENSES
       Management fees......................... $1,290,217
       Service and distribution fees--Class B..     43,687
       Directors' fees and expenses............     10,807
       Custodian...............................     45,790
       Audit and tax services..................     10,686
       Legal...................................      4,661
       Printing................................     56,839
       Insurance...............................      3,666
       Miscellaneous...........................        457
                                                ----------
       Total expenses before reductions........  1,466,810
       Expense reductions......................    (17,127)   1,449,683
                                                ----------  -----------
     NET INVESTMENT INCOME.....................               1,124,380
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               4,866,842
     Unrealized appreciation (depreciation) on:
       Investments--net........................  5,399,530
       Foreign currency transactions--net......          2    5,399,532
                                                ----------  -----------
     Net gain (loss)...........................              10,266,374
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $11,390,754
                                                            ===========

(a)Net of foreign taxes of $64,613.

                See accompanying notes to financial statements.

                                    MSF-69

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,124,380  $  2,115,586
  Net realized gain (loss)..........................................    4,866,842   (13,613,278)
  Unrealized appreciation (depreciation)............................    5,399,532   119,543,671
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   11,390,754   108,045,979
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,954,547)   (1,896,107)
    Class B.........................................................     (164,322)      (74,383)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,118,869)   (1,970,490)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (7,176,299)  (44,022,878)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    2,095,586    62,052,611

NET ASSETS
  Beginning of the period...........................................  380,286,970   318,234,359
                                                                     ------------  ------------
  End of the period................................................. $382,382,556  $380,286,970
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,105,695  $  2,100,184
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................    382,661  $  4,200,415     822,257  $  7,885,033
  Reinvestments...............................................    176,403     1,954,547     230,390     1,896,107
  Redemptions................................................. (2,482,830)  (27,572,735) (7,611,822)  (67,226,930)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,923,766) $(21,417,773) (6,559,175) $(57,445,790)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,584,507  $ 17,445,683   1,824,183  $ 16,950,456
  Reinvestments...............................................     14,871       164,322       9,060        74,383
  Redemptions.................................................   (305,972)   (3,368,531)   (356,241)   (3,601,927)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,293,406  $ 14,241,474   1,477,002  $ 13,422,912
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.   (630,360) $ (7,176,299) (5,082,173) $(44,022,878)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-70

METROPOLITAN SERIES FUND, INC.

 CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                          CLASS A
                                                         --------------------------------------
                                                          SIX MONTHS                MAY 1, 2002(A)
                                                            ENDED       YEAR ENDED     THROUGH
                                                           JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                             2004          2003          2002
                                                         ----------    ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  10.81       $   7.90      $  10.00
                                                          --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      0.04           0.07          0.05
  Net realized and unrealized gain (loss) on
   investments..........................................      0.28           2.89         (2.15)
                                                          --------       --------      --------
  Total from investment operations......................      0.32           2.96         (2.10)
                                                          --------       --------      --------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (0.06)         (0.05)         0.00
                                                          --------       --------      --------
  Total Distributions...................................     (0.06)         (0.05)         0.00
                                                          --------       --------      --------
NET ASSET VALUE, END OF PERIOD..........................  $  11.07       $  10.81      $   7.90
                                                          ========       ========      ========
TOTAL RETURN (%)........................................       3.0 (b)       37.7         (21.0)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................      0.75 (c)       0.76          0.74 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................      0.74 (c)       0.74          0.60 (c)
Ratio of net investment income to average net assets (%)      0.61 (c)       0.65          0.88 (c)
Portfolio turnover rate (%).............................        18 (c)         27            30 (c)
Net assets, end of period (000).........................  $339,010       $351,867      $309,078




































                                                                         CLASS B
                                                         ----------------------------------------
                                                         SIX MONTHS                MAY 1, 2002(A)
                                                           ENDED       YEAR ENDED     THROUGH
                                                          JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                            2004          2003          2002
                                                         ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 10.78       $  7.89        $10.00
                                                          -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.02          0.04          0.02
  Net realized and unrealized gain (loss) on
   investments..........................................     0.29          2.90         (2.13)
                                                          -------       -------        ------
  Total from investment operations......................     0.31          2.94         (2.11)
                                                          -------       -------        ------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.05)        (0.05)         0.00
                                                          -------       -------        ------
  Total Distributions...................................    (0.05)        (0.05)         0.00
                                                          -------       -------        ------
NET ASSET VALUE, END OF PERIOD..........................  $ 11.04       $ 10.78        $ 7.89
                                                          =======       =======        ======
TOTAL RETURN (%)........................................      2.9 (b)      37.4         (21.1)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................     1.00 (c)      1.01          0.99 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................     0.99 (c)      0.99          0.85 (c)
Ratio of net investment income to average net assets (%)     0.37 (c)      0.39          0.63 (c)
Portfolio turnover rate (%).............................       18 (c)        27            30 (c)
Net assets, end of period (000).........................  $43,373       $28,420        $9,157

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-71

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--94.1% OF TOTAL NET ASSETS

                                                               VALUE
       SHARES                                                 (NOTE 1)
     ---------------------------------------------------------------------

                 AIR FREIGHT & COURIERS--0.8%
         216,100 United Parcel Service, Inc. (Class B).... $    16,244,237
                                                           ---------------

                 BEVERAGES--2.5%
         631,800 Diageo, Plc. (ADR) (c)...................      34,591,050
         628,590 Heineken Holding (Class A) (c), (EUR)....      18,442,917
                                                           ---------------
                                                                53,033,967
                                                           ---------------

                 CAPITAL MARKETS--1.2%
         339,210 Morgan Stanley...........................      17,900,112
         179,000 State Street Corp........................       8,778,160
                                                           ---------------
                                                                26,678,272
                                                           ---------------

                 COMMERCIAL BANKS--12.0%
       1,291,900 Bank One Corp............................      65,886,900
         527,800 Fifth Third Bancorp......................      28,385,084
       4,450,655 HSBC Holdings, Plc., (GBP)...............      66,352,853
         614,100 Lloyds TSB Group, Plc. (ADR) (c).........      19,577,508
       1,365,500 Wells Fargo & Co.........................      78,147,565
                                                           ---------------
                                                               258,349,910
                                                           ---------------

                 COMMERCIAL SERVICES & SUPPLIES--2.4%
         353,900 D&B Corp. (b)............................      19,078,749
         488,800 H&R Block, Inc. (c)......................      23,305,984
       3,186,900 Rentokil Initial, Plc., (GBP)............       8,360,382
                                                           ---------------
                                                                50,745,115
                                                           ---------------

                 COMMUNICATIONS EQUIPMENT--0.3%
         436,000 Nokia Corp. (ADR)........................       6,339,440
                                                           ---------------

                 COMPUTERS & PERIPHERALS--2.0%
         454,900 Lexmark International, Inc. (Class A) (b)      43,911,497
                                                           ---------------

                 CONSTRUCTION MATERIALS--1.6%
         362,700 Martin Marietta Materials, Inc. (c)......      16,078,491
         396,300 Vulcan Materials Co. (c).................      18,844,065
                                                           ---------------
                                                                34,922,556
                                                           ---------------

                 CONSUMER FINANCE--8.4%
       3,101,300 American Express Co......................     159,344,794
         298,000 Providian Financial Corp (b) ............       4,371,660
         225,770 Takefuji Corp. (c), (JPY)................      16,415,395
                                                           ---------------
                                                               180,131,849
                                                           ---------------

                 CONTAINERS & PACKAGING--2.7%
       1,107,100 Sealed Air Corp. (b).....................      58,975,217
                                                           ---------------

                 DIVERSIFIED FINANCIAL SERVICES--5.3%
       1,719,673 Citigroup, Inc...........................      79,964,795
         394,000 Moody's Corp. (c)........................      25,476,040
         235,900 Principal Financial Group, Inc...........       8,204,602
                                                           ---------------
                                                               113,645,437
                                                           ---------------

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ----------------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES--0.5%
         401,700 Transocean, Inc. (b) (c).................. $    11,625,198
                                                            ---------------

                 FOOD & STAPLES RETAILING--3.1%
       1,596,800 Costco Wholesale Corp.....................      65,580,576
                                                            ---------------

                 FOOD PRODUCTS--1.4%
         400,000 Hershey Foods Corp........................      18,508,000
         359,300 Kraft Foods, Inc. (Class A)...............      11,382,624
                                                            ---------------
                                                                 29,890,624
                                                            ---------------

                 HEALTH CARE PROVIDERS & SERVICES--0.9%
         448,500 HCA, Inc..................................      18,653,115
                                                            ---------------

                 HOTELS, RESTAURANTS & LEISURE--0.8%
         350,400 Marriott International, Inc. (Class A)....      17,477,952
                                                            ---------------

                 INDUSTRIAL CONGLOMERATES--4.8%
       3,087,989 Tyco International, Ltd. (c)..............     102,335,955
                                                            ---------------

                 INSURANCE--17.7%
       1,600,907 American International Group, Inc.........     114,112,651
         779,500 Aon Corp..................................      22,192,365
             959 Berkshire Hathaway, Inc. (Class A) (b) (c)      85,303,050
           1,171 Berkshire Hathaway, Inc. (Class B) (b)....       3,460,305
          54,600 Everest Re Group, Ltd.....................       4,387,656
         661,400 Loews Corp................................      39,657,544
           7,000 Markel Corp. (b) (c)......................       1,942,500
          77,000 Marsh & McLennan Cos., Inc................       3,494,260
         125,600 Sun Life Financial, Inc...................       3,634,864
         142,300 The Chubb Corp............................       9,702,014
         735,500 The Progressive Corp......................      62,738,150
         368,525 Transatlantic Holdings, Inc. (c)..........      29,846,840
                                                            ---------------
                                                                380,472,199
                                                            ---------------

                 MEDIA--4.1%
       1,492,055 Comcast Corp. (Special Class A) (b).......      41,195,638
         143,300 Gannett Co., Inc..........................      12,159,005
         429,577 Lagardere S.C.A. (c), (EUR)...............      26,962,596
         157,800 WPP Group, Plc. (ADR) (c).................       8,084,094
                                                            ---------------
                                                                 88,401,333
                                                            ---------------

                 OIL & GAS--6.8%
         711,804 ConocoPhillips............................      54,303,527
         649,558 Devon Energy Corp.........................      42,870,828
         478,500 EOG Resources, Inc........................      28,571,235
         408,500 Occidental Petroleum Corp.................      19,775,485
                                                            ---------------
                                                                145,521,075
                                                            ---------------

                 PHARMACEUTICALS--3.0%
         404,600 Eli Lilly & Co............................      28,285,586
         145,700 Merck & Co., Inc..........................       6,920,750
         225,000 Novartis AG (c), (CHF)....................       9,954,006
         585,860 Pfizer, Inc...............................      20,083,281
                                                            ---------------
                                                                 65,243,623
                                                            ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-72

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  REAL ESTATE--1.4%
           33,700 CenterPoint Properties Trust (REIT) (c) $     2,586,475
          963,078 General Growth Properties, Inc. (REIT).      28,478,216
                                                          ---------------
                                                               31,064,691
                                                          ---------------

                  SEMICONDUCTORS & EQUIPMENT--0.1%
          733,000 Agere Systems, Inc. (Class A) (b) (c)..       1,685,900
                                                          ---------------

                  SOFTWARE--1.1%
          809,000 Microsoft Corp.........................      23,105,040
                                                          ---------------

                  SPECIALTY RETAIL--0.8%
          222,800 AutoZone, Inc. (b) (c).................      17,846,280
                                                          ---------------

                  THRIFTS & MORTGAGE FINANCE--2.7%
          538,700 Golden West Financial Corp.............      57,290,745
                                                          ---------------

                  TOBACCO--5.2%
        2,220,600 Altria Group, Inc......................     111,141,030
                                                          ---------------

                  WIRELESS TELECOMMUNICATION
                   SERVICES--0.5%
          476,700 SK Telecom, Ltd. (ADR) (c).............      10,005,933
                                                          ---------------
                  Total Common Stocks
                   (Identified Cost $1,637,466,844)......   2,020,318,766
                                                          ---------------



























SHORT TERM INVESTMENTS--6.1%

         FACE                                                  VALUE
        AMOUNT                                                (NOTE 1)
      --------------------------------------------------------------------

                  COMMERCIAL PAPER--6.1%
      $40,000,000 Galleon Capital, L.L.C. 1.500%, 07/01/04 $   40,000,000
       45,000,000 San Paolo U.S. Financial, Inc.
                   1.060%, 07/01/04.......................     45,000,000
        1,843,000 State Street Boston Corp.
                   1.500%, 07/01/04.......................      1,843,000
       43,525,000 UBS Finance, Inc. 1.270%, 07/06/04......     43,517,323
                                                           --------------
                                                              130,360,323
                                                           --------------
                  Total Short Term Investments
                   (Identified Cost $130,360,323).........    130,360,323
                                                           --------------
                  Total Investments--100.2%
                   (Identified Cost $1,767,827,167) (a)...  2,150,679,089
                  Other assets less liabilities...........     (3,865,712)
                                                           --------------
                  TOTAL NET ASSETS--100%.................. $2,146,813,377
                                                           ==============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-73

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $2,150,679,089
       Cash..................................                          94
       Foreign cash at value
        (Identified cost $75,549)............                      74,748
       Collateral for securities loaned......                 107,558,334
       Receivable for:
        Fund shares sold.....................                   4,307,743
        Dividends and interest...............                   3,302,999
        Foreign taxes........................                       1,438
                                                           --------------
         Total Assets........................               2,265,924,445
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $  2,164,026
        Securities purchased.................    7,682,504
        Withholding taxes....................       83,292
        Return of collateral for securities
         loaned..............................  107,558,334
       Accrued expenses:
        Management fees......................    1,249,408
        Service and distribution fees........      152,980
        Deferred trustees fees...............       36,403
        Other expenses.......................      184,121
                                              ------------
         Total Liabilities...................                 119,111,068
                                                           --------------
     NET ASSETS..............................              $2,146,813,377
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $1,869,230,451
        Undistributed net investment
         income..............................                   7,495,460
        Accumulated net realized gains
         (losses)............................                (112,763,442)
        Unrealized appreciation
         (depreciation) on investments and
         foreign currency....................                 382,850,908
                                                           --------------
     NET ASSETS..............................              $2,146,813,377
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($869,408,368 divided by
      33,030,156 shares outstanding).........              $        26.32
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($9,201,549 divided by
      351,164 shares outstanding)............              $        26.20
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($1,268,203,460 divided by
      48,376,231 shares outstanding).........              $        26.22
                                                           ==============
     Identified cost of investments..........              $1,767,827,167
                                                           ==============







STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $14,326,594(a)
       Interest................................                 632,610 (b)
                                                             -----------
                                                              14,959,204
     EXPENSES
       Management fees......................... $ 6,648,163
       Service and distribution fees--Class B..       2,642
       Service and distribution fees--Class E..     725,186
       Directors' fees and expenses............      12,345
       Custodian...............................     149,523
       Audit and tax services..................      10,686
       Legal...................................      23,953
       Printing................................     167,724
       Insurance...............................      12,729
       Miscellaneous...........................       1,636
                                                -----------
       Total expenses before reductions........   7,754,587
       Expense reductions......................    (147,413)   7,607,174
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                7,352,030
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  (5,523,885)
       Foreign currency transactions--net......     (55,227)  (5,579,112)
                                                -----------  -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  85,703,794
       Foreign currency transactions--net......        (411)  85,703,383
                                                -----------  -----------
     Net gain (loss)...........................               80,124,271
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $87,476,301
                                                             ===========

(a)Net of foreign taxes of $449,527.
(b)Income on securities loaned of $ 72,444.

                See accompanying notes to financial statements.

                                    MSF-74

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    7,352,030  $   10,290,936
  Net realized gain (loss)..........................................     (5,579,112)    (25,702,377)
  Unrealized appreciation (depreciation)............................     85,703,383     348,931,760
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     87,476,301     333,520,319
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (5,085,804)     (2,753,339)
    Class B.........................................................         (4,793)           (164)
    Class E.........................................................     (5,090,726)     (1,148,836)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (10,181,323)     (3,902,339)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    470,413,112     370,554,109
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    547,708,090     700,172,089

NET ASSETS
  Beginning of the period...........................................  1,599,105,287     898,933,198
                                                                     --------------  --------------
  End of the period................................................. $2,146,813,377  $1,599,105,287
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    7,495,460  $   10,324,753
                                                                     ==============  ==============






































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  -------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  -------------
CLASS A
  Sales.......................................................  3,160,557  $ 82,332,967   6,812,909  $ 144,673,559
  Reinvestments...............................................    193,745     5,085,804     141,633      2,753,339
  Redemptions................................................. (3,739,517)  (97,370,547) (8,392,834)  (176,686,666)
                                                               ----------  ------------  ----------  -------------
  Net increase (decrease).....................................   (385,215) $ (9,951,776) (1,438,292) $ (29,259,768)
                                                               ==========  ============  ==========  =============
CLASS B
  Sales.......................................................    340,275  $  8,794,280      23,194  $     524,018
  Reinvestments...............................................        183         4,793           8            164
  Redemptions.................................................    (11,008)     (281,274)     (1,562)       (35,456)
                                                               ----------  ------------  ----------  -------------
  Net increase (decrease).....................................    329,450  $  8,517,799      21,640  $     488,726
                                                               ==========  ============  ==========  =============
CLASS E
  Sales....................................................... 20,402,801  $522,891,605  21,527,718  $ 465,492,205
  Reinvestments...............................................    194,674     5,090,726      59,249      1,148,836
  Redemptions................................................. (2,171,049)  (56,135,242) (3,183,283)   (67,315,890)
                                                               ----------  ------------  ----------  -------------
  Net increase (decrease)..................................... 18,426,426  $471,847,089  18,403,684  $ 399,325,151
                                                               ==========  ============  ==========  =============
  Increase (decrease) derived from capital share transactions. 18,370,661  $470,413,112  16,987,032  $ 370,554,109
                                                               ==========  ============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-75

METROPOLITAN SERIES FUND, INC.

 DAVIS VENTURE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                                 CLASS A
                                                                     --------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                   YEAR ENDED DECEMBER 31,
                                                                       JUNE 30,    ------------------------------------------------
                                                                         2004        2003      2002      2001      2000     1999
                                                                     ----------    --------  --------  --------  -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $  25.27     $  19.39  $  23.39  $  29.20  $  26.67 $  23.15
                                                                      --------     --------  --------  --------  -------- --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................................      0.12         0.21      0.17      0.12      0.16     0.12
  Net realized and unrealized gain (loss) on investments............      1.08         5.75     (3.98)    (3.07)     2.37     3.93
                                                                      --------     --------  --------  --------  -------- --------
  Total from investment operations..................................      1.20         5.96     (3.81)    (2.95)     2.53     4.05
                                                                      --------     --------  --------  --------  -------- --------
LESS DISTRIBUTIONS
  Distributions from net investment income..........................     (0.15)       (0.08)    (0.19)    (0.15)     0.00    (0.12)
  Distributions from net realized capital gains.....................      0.00         0.00      0.00     (2.71)     0.00    (0.32)
  Distributions in excess of net realized capital gains.............      0.00         0.00      0.00      0.00      0.00    (0.09)
                                                                      --------     --------  --------  --------  -------- --------
  Total distributions...............................................     (0.15)       (0.08)    (0.19)    (2.86)     0.00    (0.53)
                                                                      --------     --------  --------  --------  -------- --------
NET ASSET VALUE, END OF PERIOD......................................  $  26.32     $  25.27  $  19.39  $  23.39  $  29.20 $  26.67
                                                                      ========     ========  ========  ========  ======== ========
TOTAL RETURN (%)....................................................       4.8 (b)     30.9     (16.4)    (11.1)      9.5     17.5
Ratio of operating expenses to average net assets
  before expense reductions (%).....................................      0.77 (c)     0.79      0.80      0.83      0.79     0.81
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)...................................      0.75 (c)     0.79      0.78      0.82      0.79       --
Ratio of net investment income to average net assets (%)............      0.87 (c)     0.95      0.79      0.55      0.62     0.55
Portfolio turnover rate (%).........................................         1 (c)       12        24        21        25       22
Net assets, end of period (000).....................................  $869,408     $844,547  $675,704  $878,630  $925,265 $655,599

                                                               CLASS B
                                              --------------------------------------
                                              SIX MONTHS                JULY 30, 2002(A)
                                                ENDED       YEAR ENDED      THROUGH
                                               JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                 2004          2003           2002
                                              ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $25.18        $19.33         $19.64
                                                ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.08          0.07           0.04
  Net realized and unrealized gain (loss) on
   investments...............................     1.05          5.85          (0.35)
                                                ------        ------         ------
  Total from investment operations...........     1.13          5.92          (0.31)
                                                ------        ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.11)        (0.07)          0.00
                                                ------        ------         ------
  Total distributions........................    (0.11)        (0.07)          0.00
                                                ------        ------         ------
NET ASSET VALUE, END OF PERIOD...............   $26.20        $25.18         $19.33
                                                ======        ======         ======
TOTAL RETURN (%).............................      4.5 (b)      30.7           (1.6)(b)
Ratio of operating expenses to average
 net assets before expense reductions (%)....     1.02 (c)      1.04           1.05 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....     1.00 (c)      1.04           1.03 (c)
Ratio of net investment income to average net
 assets (%)..................................     0.76 (c)      0.73           0.52 (c)
Portfolio turnover rate (%)..................        1 (c)        12             24
Net assets, end of period (000)..............   $9,202        $  547         $    1

                                                                        CLASS E
                                                -----------------------------------------------------
                                                  SIX MONTHS       YEAR ENDED     FEBRUARY 20, 2001(A)
                                                    ENDED         DECEMBER 31,          THROUGH
                                                   JUNE 30,    ------------------     DECEMBER 31,
                                                     2004        2003      2002           2001
                                                ----------     --------  -------- --------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $    25.18     $  19.33  $  23.35       $ 25.29
                                                ----------     --------  --------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................         0.08         0.14      0.16          0.02
  Net realized and unrealized gain (loss) on
   investments...............................         1.10         5.78     (4.01)        (1.96)
                                                ----------     --------  --------       -------
  Total from investment operations...........         1.18         5.92     (3.85)        (1.94)
                                                ----------     --------  --------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income...        (0.14)       (0.07)    (0.17)         0.00
                                                ----------     --------  --------       -------
  Total distributions........................        (0.14)       (0.07)    (0.17)         0.00
                                                ----------     --------  --------       -------
NET ASSET VALUE, END OF PERIOD...............   $    26.22     $  25.18  $  19.33       $ 23.35
                                                ==========     ========  ========       =======
TOTAL RETURN (%).............................          4.6 (b)     30.7     (16.6)         (7.7)(b)
Ratio of operating expenses to average
 net assets before expense reductions (%)....         0.92 (c)     0.94      0.95          0.98 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....         0.90 (c)     0.94      0.93          0.97 (c)
Ratio of net investment income to average net
 assets (%)..................................         0.75 (c)     0.81      0.64          0.47 (c)
Portfolio turnover rate (%)..................            1 (c)       12        24            21
Net assets, end of period (000)..............   $1,268,203     $754,011  $223,228       $42,132

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-76

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--99.2% OF TOTAL NET ASSETS

                                                                  VALUE
       SHARES                                                    (NOTE 1)
      ----------------------------------------------------------------------

                  AEROSPACE & DEFENSE--4.1%
        67,800    BE Aerospace, Inc. (b)...................... $     513,924
       207,600    Bombardier, Inc., (CAD).....................       622,521
        15,400    Empresa Brasileira de Aeronautica S.A. (ADR)       440,286
        20,600    Goodrich Corp...............................       665,998
       286,400    Honeywell International, Inc................    10,490,832
        62,000    Lockheed Martin Corp........................     3,228,960
        23,200    Northrop Grumman Corp.......................     1,245,840
        18,100    Precision Castparts Corp....................       989,889
        61,200    Raytheon Co.................................     2,189,124
        39,900    The Boeing Co...............................     2,038,491
        28,300    United Defense Industries, Inc. (b).........       990,500
                                                               -------------
                                                                  23,416,365
                                                               -------------

                  AIR FREIGHT & COURIERS--0.2%
        18,179    Expeditors International of Washington, Inc.       898,224
                                                               -------------

                  AIRLINES--0.8%
       120,600    AirTran Holdings, Inc. (b)..................     1,705,284
       181,000    Southwest Airlines Co.......................     3,035,370
                                                               -------------
                                                                   4,740,654
                                                               -------------

                  AUTO COMPONENTS--0.1%
        37,300    TRW Automotive Holdings Corp. (b)...........       703,105
                                                               -------------

                  AUTOMOBILES--0.2%
        14,600    Harley-Davidson, Inc........................       904,324
                                                               -------------

                  BEVERAGES--0.9%
        17,200    Anheuser-Busch Cos., Inc....................       928,800
        59,400    PepsiCo, Inc................................     3,200,472
        16,100    The Coca-Cola Co............................       812,728
                                                               -------------
                                                                   4,942,000
                                                               -------------

                  BIOTECHNOLOGY--1.1%
        27,100    Biogen Idec, Inc. (b).......................     1,714,075
       174,300    BioMarin Pharmaceutical, Inc. (b)...........     1,045,800
        10,500    Cephalon, Inc. (b)..........................       567,000
        24,000    Genentech, Inc. (b).........................     1,348,800
        46,600    MedImmune, Inc. (b).........................     1,090,440
        47,900    Millennium Pharmaceuticals, Inc. (b)........       661,020
                                                               -------------
                                                                   6,427,135
                                                               -------------

                  BUILDING PRODUCTS--0.8%
       125,800    Masco Corp..................................     3,922,444
        14,200    Trex Co., Inc. (b)..........................       536,050
                                                               -------------
                                                                   4,458,494
                                                               -------------

                  CAPITAL MARKETS--4.8%
        84,900    J.P. Morgan Chase & Co......................     3,291,573
        38,600    Lehman Brothers Holdings, Inc...............     2,904,650
       184,400    Merrill Lynch & Co., Inc....................     9,953,912
       152,700    Morgan Stanley..............................     8,057,979

                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 CAPITAL MARKETS--(CONTINUED)
          32,600 Raymond James Financial, Inc............ $     862,270
          26,600 The Bear Stearns Cos., Inc..............     2,242,646
                                                          -------------
                                                             27,313,030
                                                          -------------

                 CHEMICALS--2.8%
         102,900 E. I. du Pont de Nemours & Co...........     4,570,818
         119,100 Lyondell Chemical Co....................     2,071,149
         126,900 Millennium Chemicals, Inc. (b)..........     2,197,908
          35,870 Olin Corp...............................       632,029
         161,500 The Dow Chemical Co.....................     6,573,050
                                                          -------------
                                                             16,044,954
                                                          -------------

                 COMMERCIAL BANKS--7.2%
         207,327 Bank of America Corp....................    17,544,011
         127,900 Bank One Corp...........................     6,522,900
          43,500 Banknorth Group, Inc....................     1,412,880
          23,300 East West Bancorp, Inc..................       715,310
          21,900 Fifth Third Bancorp.....................     1,177,782
          26,300 National Commerce Financial Corp........       854,750
          80,800 SouthTrust Corp.........................     3,135,848
          13,200 SunTrust Banks, Inc.....................       857,868
          38,800 Texas Capital Bancshares, Inc. (b)......       644,080
          38,200 UCBH Holdings, Inc......................     1,509,664
          66,600 Wachovia Corp...........................     2,963,700
          65,200 Wells Fargo & Co........................     3,731,396
                                                          -------------
                                                             41,070,189
                                                          -------------

                 COMMERCIAL SERVICES & SUPPLIES--2.8%
          26,500 Avery Dennison Corp.....................     1,696,265
         195,500 Cendant Corp............................     4,785,840
          23,900 Cintas Corp.............................     1,139,313
          29,800 Monster Worldwide, Inc. (b).............       766,456
          54,600 On Assignment, Inc. (b).................       322,140
         178,000 Robert Half International, Inc..........     5,299,060
          46,500 ServiceMaster Co........................       572,880
          52,800 Waste Management, Inc...................     1,618,320
                                                          -------------
                                                             16,200,274
                                                          -------------

                 COMMUNICATIONS EQUIPMENT--1.7%
         112,900 Brocade Communications Systems, Inc. (b)       675,142
          64,600 Cisco Systems, Inc. (b).................     1,531,020
         110,700 Foundry Networks, Inc. (b)..............     1,557,549
          38,600 Juniper Networks, Inc. (b)..............       948,402
         439,100 Lucent Technologies, Inc. (b)...........     1,659,798
          74,000 McDATA Corp. (Class A) (b)..............       398,120
          55,300 Motorola, Inc...........................     1,009,225
          15,400 Scientific-Atlanta, Inc.................       531,300
          43,100 Telefonaktiebolaget LM Ericsson (ADR)...     1,289,552
                                                          -------------
                                                              9,600,108
                                                          -------------

                 COMPUTERS & PERIPHERALS--1.1%
          11,500 Diebold, Inc............................       608,005
          51,300 Hewlett-Packard Co......................     1,082,430

 See accompanying notes to statement of investments and financial statements.

                                    MSF-77

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
           SHARES                                             (NOTE 1)
          ---------------------------------------------------------------

                      COMPUTERS & PERIPHERALS--(CONTINUED)
            47,900    International Business Machines Corp. $   4,222,385
            41,100    Western Digital Corp. (b)............       355,926
                                                            -------------
                                                                6,268,746
                                                            -------------

                      CONSTRUCTION & ENGINEERING--0.8%
            57,300    Chicago Building & Iron Co., NV......     1,595,805
            58,500    Fluor Corp...........................     2,788,695
                                                            -------------
                                                                4,384,500
                                                            -------------

                      CONSUMER FINANCE--0.5%
            24,000    Capital One Financial Corp...........     1,641,120
            55,900    MBNA Corp............................     1,441,661
                                                            -------------
                                                                3,082,781
                                                            -------------

                      CONTAINERS & PACKAGING--1.5%
            16,500    Ball Corp............................     1,188,825
            33,800    Bemis Co., Inc.......................       954,850
           127,100    Owens-Illinois, Inc. (b).............     2,130,196
            58,400    Packaging Corp. of America...........     1,395,760
            23,000    Sealed Air Corp. (b).................     1,225,210
            92,700    Smurfit-Stone Container Corp. (b)....     1,849,365
                                                            -------------
                                                                8,744,206
                                                            -------------

                      DIVERSIFIED FINANCIAL SERVICES--2.0%
            25,900    CIT Group, Inc.......................       991,711
           229,266    Citigroup, Inc.......................    10,660,869
                                                            -------------
                                                               11,652,580
                                                            -------------

                      DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
            45,500    Citizens Communications Co...........       550,550
            58,200    MasTec, Inc. (b).....................       316,026
           477,900    SBC Communications, Inc..............    11,589,075
            18,100    Telefonos de Mexico S.A. de CV (ADR).       602,187
           215,800    Verizon Communications, Inc..........     7,809,802
                                                            -------------
                                                               20,867,640
                                                            -------------

                      ELECTRIC UTILITIES--2.0%
            36,100    Entergy Corp.........................     2,021,961
            50,500    FirstEnergy Corp.....................     1,889,205
            69,500    PG&E Corp............................     1,941,830
            30,500    PPL Corp.............................     1,399,950
            37,100    The Southern Co......................     1,081,465
            46,900    TXU Corp.............................     1,899,919
            62,200    Westar Energy, Inc...................     1,238,402
                                                            -------------
                                                               11,472,732
                                                            -------------

                      ELECTRICAL EQUIPMENT--0.3%
            38,700    FuelCell Energy, Inc. (b)............       452,016
            38,800    GrafTech International, Ltd. (b).....       405,848
            17,900    Rockwell Automation, Inc.............       671,429
                                                            -------------
                                                                1,529,293
                                                            -------------

                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
          11,600 Agilent Technologies, Inc. (b).......... $     339,648
          21,100 Amphenol Corp. (Class A) (b)............       703,052
          36,300 Avnet, Inc. (b).........................       824,010
          38,800 Flextronics International, Ltd. (b).....       618,860
          28,400 PerkinElmer, Inc........................       569,136
         145,800 Solectron Corp. (b).....................       943,326
          57,700 Thermo Electron Corp. (b)...............     1,773,698
         104,200 Waters Corp. (b)........................     4,978,676
                                                          -------------
                                                             10,750,406
                                                          -------------

                 ENERGY EQUIPMENT & SERVICES--3.4%
          89,600 Baker Hughes, Inc.......................     3,373,440
          71,740 ENSCO International, Inc................     2,087,634
         125,000 Halliburton Co..........................     3,782,500
         104,900 Pride International, Inc. (b)...........     1,794,839
          38,600 Rowan Cos., Inc.........................       939,138
          23,900 Smith International, Inc. (b)...........     1,332,664
         131,200 Transocean, Inc.........................     3,796,928
          43,200 Varco International, Inc. (b)...........       945,648
          35,100 Weatherford International, Ltd. (b).....     1,578,798
                                                          -------------
                                                             19,631,589
                                                          -------------

                 FOOD & STAPLES RETAILING--0.9%
          54,300 Albertson's, Inc........................     1,441,122
         103,400 Safeway, Inc. (b).......................     2,620,156
          21,000 Wal-Mart Stores, Inc....................     1,107,960
                                                          -------------
                                                              5,169,238
                                                          -------------

                 FOOD PRODUCTS--0.3%
          77,700 Interstate Bakeries Corp................       843,045
          18,500 McCormick & Co., Inc....................       629,000
          11,500 The J. M. Smucker Co....................       527,965
                                                          -------------
                                                              2,000,010
                                                          -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
         226,800 Baxter International, Inc...............     7,826,868
          31,300 Dade Behring Holdings, Inc. (b).........     1,487,376
          31,900 Immucor, Inc. (b).......................     1,038,345
           7,000 Medtronic, Inc..........................       341,040
          19,900 St. Jude Medical, Inc. (b)..............     1,505,435
                                                          -------------
                                                             12,199,064
                                                          -------------

                 HEALTH CARE PROVIDERS & SERVICES--1.8%
          32,600 Cardinal Health, Inc....................     2,283,630
          24,400 Community Health Systems, Inc. (b)......       653,188
          21,400 Covance, Inc. (b).......................       825,612
          31,200 Odyssey Healthcare, Inc. (b)............       587,184
         131,900 Tenet Healthcare Corp. (b)..............     1,768,779
          44,200 UnitedHealth Group, Inc.................     2,751,450
         127,100 WebMD Corp. (b).........................     1,184,572
             400 Wellcare Group, Inc. (b)................         6,800
                                                          -------------
                                                             10,061,215
                                                          -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-78

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                    VALUE
     SHARES                                                        (NOTE 1)
    --------------------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE--1.1%
      62,100    Caesars Entertainment, Inc. (b)................. $     931,500
     168,700    McDonald's Corp.................................     4,386,200
      18,900    Royal Caribbean Cruises, Ltd....................       820,449
                                                                 -------------
                                                                     6,138,149
                                                                 -------------

                HOUSEHOLD DURABLES--0.6%
      60,600    Newell Rubbermaid, Inc..........................     1,424,100
       8,500    Pulte Homes, Inc................................       442,255
      45,000    Sony Corp. (ADR)................................     1,712,250
                                                                 -------------
                                                                     3,578,605
                                                                 -------------

                HOUSEHOLD PRODUCTS--1.2%
      10,700    Colgate-Palmolive Co............................       625,415
      30,500    The Clorox Co...................................     1,640,290
      80,300    The Procter & Gamble Co.........................     4,371,532
                                                                 -------------
                                                                     6,637,237
                                                                 -------------

                IT SERVICES--0.5%
      28,300    Affiliated Computer Services, Inc. (Class A) (b)     1,498,202
      64,000    BearingPoint, Inc. (b)..........................       567,680
      34,300    The BISYS Group, Inc. (b).......................       482,258
      42,700    Titan Corp. (b).................................       554,246
                                                                 -------------
                                                                     3,102,386
                                                                 -------------

                INDUSTRIAL CONGLOMERATES--6.9%
      17,400    3M Co...........................................     1,566,174
     707,800    General Electric Co.............................    22,932,720
     451,300    Tyco International, Ltd.........................    14,956,082
                                                                 -------------
                                                                    39,454,976
                                                                 -------------

                INSURANCE--5.8%
      65,900    ACE, Ltd........................................     2,786,252
      36,200    AFLAC, Inc......................................     1,477,322
     115,400    Allianz AG (ADR)................................     1,263,630
      46,900    Ambac Financial Group, Inc......................     3,444,336
     188,300    American International Group, Inc...............    13,422,024
      26,300    Conseco, Inc. (b)...............................       523,370
      39,500    Hartford Financial Services Group, Inc..........     2,715,230
      14,400    Marsh & McLennan Cos., Inc......................       653,472
      15,900    Scottish Re Group, Ltd..........................       369,675
       7,500    The Chubb Corp..................................       511,350
      16,481    The St. Paul Travelers Cos., Inc................       668,140
     100,500    UnumProvident Corp..............................     1,597,950
      55,700    W.R. Berkley Corp...............................     2,392,315
      22,300    XL Capital, Ltd. (Class A)......................     1,682,758
                                                                 -------------
                                                                    33,507,824
                                                                 -------------

                INTERNET & CATALOG RETAIL--0.2%
      18,500    Amazon.com, Inc. (b)............................     1,006,400
                                                                 -------------

                INTERNET SOFTWARE & SERVICES--0.6%
     695,700    Covad Communications Group, Inc. (b)............     1,669,680
      43,800    Yahoo!, Inc. (b)................................     1,591,254
                                                                 -------------
                                                                     3,260,934
                                                                 -------------

                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

              LEISURE EQUIPMENT & PRODUCTS--0.5%
       13,200 Brunswick Corp................................ $     538,560
       55,500 Eastman Kodak Co..............................     1,497,390
       28,600 Leapfrog Enterprises, Inc. (b)................       568,854
                                                             -------------
                                                                 2,604,804
                                                             -------------

              MACHINERY--0.4%
       38,900 AGCO Corp.....................................       792,393
       38,100 SPX Corp......................................     1,769,364
                                                             -------------
                                                                 2,561,757
                                                             -------------

              MEDIA--5.9%
       70,200 Cablevision Systems Corp. (Class A) (b).......     1,379,430
       83,400 Clear Channel Communications, Inc.............     3,081,630
       69,500 Cumulus Media, Inc. (b).......................     1,168,295
        7,000 EchoStar Communications Corp. (Class A) (b)...       215,250
       73,010 Emmis Communications Corp. (Class A) (b)......     1,531,750
       44,300 Fox Entertainment Group, Inc. (Class A) (b)...     1,182,810
       36,300 Grupo Televisa S.A. (ADR).....................     1,643,301
       78,400 Lamar Advertising Co. (Class A) (b)...........     3,398,640
      199,000 Liberty Media Corp. (Class A) (b).............     1,789,010
       27,656 Salem Communications Corp. (Class A) (b)......       750,307
      113,229 The DIRECTV Group, Inc. (b)...................     1,936,216
      191,500 The Walt Disney Co............................     4,881,335
      226,200 Time Warner, Inc. (b).........................     3,976,596
       46,300 Univision Communications, Inc. (Class A) (b)..     1,478,359
      136,500 Viacom, Inc. (Class B)........................     4,875,780
       25,700 XM Satellite Radio Holdings, Inc. (b).........       701,353
                                                             -------------
                                                                33,990,062
                                                             -------------

              METALS & MINING--2.4%
       69,000 Alcoa, Inc....................................     2,279,070
       38,400 Freeport-McMoRan Copper & Gold, Inc. (Class B)     1,272,960
       77,100 Massey Energy Co..............................     2,174,991
        5,500 Metals USA, Inc. (b)..........................        98,340
       25,700 Newmont Mining Corp...........................       996,132
       71,400 Nucor Corp....................................     5,480,664
       20,200 Phelps Dodge Corp.............................     1,565,702
                                                             -------------
                                                                13,867,859
                                                             -------------

              MULTI-UTILITIES--0.5%
      189,800 Calpine Corp. (b).............................       819,936
       13,200 Public Service Enterprise Group, Inc..........       528,396
      167,800 The AES Corp. (b).............................     1,666,254
                                                             -------------
                                                                 3,014,586
                                                             -------------

              MULTILINE RETAIL--0.3%
       44,000 99 Cents Only Stores (b)......................       671,000
       32,700 J.C. Penney Co., Inc..........................     1,234,752
                                                             -------------
                                                                 1,905,752
                                                             -------------

              OFFICE ELECTRONICS--0.2%
       86,800 Xerox Corp....................................     1,258,600
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-79

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
       SHARES                                                    (NOTE 1)
      ----------------------------------------------------------------------

                  OIL & GAS--7.8%
        22,600    Amerada Hess Corp........................... $   1,789,694
        14,700    Apache Corp.................................       640,185
        15,400    BP, Plc. (ADR)..............................       824,978
        56,600    Burlington Resources, Inc...................     2,047,788
       113,000    ChevronTexaco Corp..........................    10,634,430
        44,572    ConocoPhillips..............................     3,400,398
        30,900    Encore Aquisition Co. (b)...................       862,110
       378,200    Exxon Mobil Corp............................    16,795,862
        78,900    GlobalSantaFe Corp..........................     2,090,850
        57,500    Occidental Petroleum Corp...................     2,783,575
        32,800    Premcor, Inc. (b)...........................     1,230,000
        24,800    Valero Energy Corp..........................     1,829,248
                                                               -------------
                                                                  44,929,118
                                                               -------------

                  PAPER & FOREST PRODUCTS--0.2%
        26,500    Bowater, Inc................................     1,102,135
                                                               -------------

                  PERSONAL PRODUCTS--0.4%
        12,000    The Estee Lauder Cos., Inc. (b).............       585,360
        41,800    The Gillette Co.............................     1,772,320
                                                               -------------
                                                                   2,357,680
                                                               -------------

                  PHARMACEUTICALS--3.6%
        40,900    Barr Pharmaceuticals, Inc. (b)..............     1,378,330
        74,600    Johnson & Johnson...........................     4,155,220
       131,600    Merck & Co., Inc............................     6,251,000
        21,700    Nutraceutical International Corp. (b).......       462,427
        45,700    Pfizer, Inc.................................     1,566,596
       272,600    Schering-Plough Corp........................     5,037,648
        46,000    Wyeth.......................................     1,663,360
                                                               -------------
                                                                  20,514,581
                                                               -------------

                  REAL ESTATE--1.1%
       162,700    Apartment Investment & Management Co. (REIT)
                   (Class A)..................................     5,064,851
        22,100    iStar Financial, Inc. (REIT)................       884,000
        14,400    Manufactured Home Communities, Inc. (REIT)..       477,936
                                                               -------------
                                                                   6,426,787
                                                               -------------

                  SEMICONDUCTORS & EQUIPMENT--2.2%
       409,800    Agere Systems, Inc. (Class B) (b)...........       881,070
        17,500    Cabot Microelectronics Corp. (b)............       535,675
        44,500    Intel Corp..................................     1,228,200
        23,900    Intersil Corp. (Class A)....................       517,674
        66,600    KLA-Tencor Corp. (b)........................     3,288,708
        57,900    Micron Technology, Inc......................       886,449
        39,600    National Semiconductor Corp. (b)............       870,804
       130,800    Novellus Systems, Inc. (b)..................     4,112,352
        41,200    PMC-Sierra, Inc. (b)........................       591,220
                                                               -------------
                                                                  12,912,152
                                                               -------------

                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 SOFTWARE--1.5%
          92,300 BEA Systems, Inc. (b).................... $     758,706
         281,800 Microsoft Corp...........................     8,048,208
                                                           -------------
                                                               8,806,914
                                                           -------------

                 SPECIALTY RETAIL--2.2%
          54,800 American Eagle Outfitters, Inc. (b)......     1,584,268
         122,900 Office Depot, Inc. (b)...................     2,201,139
         100,700 The Gap, Inc.............................     2,441,975
         111,600 The Home Depot, Inc......................     3,928,320
         147,800 Toys "R" Us, Inc. (b)....................     2,354,454
                                                           -------------
                                                              12,510,156
                                                           -------------

                 THRIFTS & MORTGAGE FINANCE--2.3%
          14,500 Federal Home Loan Mortgage Corp..........       917,850
          76,900 Federal National Mortgage Association....     5,487,584
          13,000 Golden West Financial Corp...............     1,382,550
          44,633 New York Community Bancorp, Inc..........       876,146
          98,600 Sovereign Bancorp, Inc...................     2,179,060
           7,000 The PMI Group, Inc.......................       304,640
          50,200 Washington Mutual, Inc...................     1,939,728
                                                           -------------
                                                              13,087,558
                                                           -------------

                 TOBACCO--0.2%
          20,800 Altria Group, Inc........................     1,041,040
                                                           -------------

                 TRADING COMPANIES & DISTRIBUTORS--0.2%
          17,200 W.W. Grainger, Inc.......................       989,000
                                                           -------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.7%
          86,200 Crown Castle International Corp. (b).....     1,271,450
          42,000 Nextel Communications, Inc. (Class A) (b)     1,119,720
          54,600 Nextel Partners, Inc. (Class A) (b)......       869,232
          23,500 Western Wireless Corp. (Class A) (b).....       679,385
                                                           -------------
                                                               3,939,787
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $534,864,903)..........   569,039,695
                                                           -------------

        PREFERRED STOCKS--0.2%
        ----------------------------------------------------------------

                 MEDIA--0.2%
          31,361 The News Corp., Ltd. (ADR)...............     1,031,150
                                                           -------------
                 Total Preferred Stocks
                  (Identified Cost $997,420)..............     1,031,150
                                                           -------------
                 Total Investments--99.4%
                  (Identified Cost $535,862,323) (a)......   570,070,845
                 Other assets less liabilities............     3,210,931
                                                           -------------
                 TOTAL NET ASSETS--100%................... $ 573,281,776
                                                           =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-80

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $570,070,845
       Cash.....................................                1,013,988
       Receivable for:
        Securities sold.........................               22,291,721
        Fund shares sold........................                  368,997
        Dividends and interest..................                  413,388
        Foreign taxes...........................                    2,187
                                                             ------------
         Total Assets...........................              594,161,126
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   580,419
        Securities purchased....................  19,854,898
       Accrued expenses:
        Management fees.........................     306,637
        Service and distribution fees...........       3,227
        Deferred trustees fees..................      22,080
        Other expenses..........................     112,089
                                                 -----------
         Total Liabilities......................               20,879,350
                                                             ------------
     NET ASSETS.................................             $573,281,776
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $621,287,724
        Undistributed net investment income.....                2,664,527
        Accumulated net realized gains
         (losses)...............................              (84,878,997)
        Unrealized appreciation (depreciation)
         on investments.........................               34,208,522
                                                             ------------
     NET ASSETS.................................             $573,281,776
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($546,433,785 divided by
      3,410,104 shares outstanding).............             $     160.24
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($700,391 divided by 4,383 shares
      outstanding)..............................             $     159.80
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($26,147,600 divided by 163,621
      shares outstanding).......................             $     159.81
                                                             ============
     Identified cost of investments.............             $535,862,323
                                                             ============


























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................              $  4,769,531(a)
      Interest................................                     5,765
                                                            ------------
                                                               4,775,296
    EXPENSES
      Management fees......................... $ 1,882,744
      Service and distribution fees--Class B..         284
      Service and distribution fees--Class E..      17,101
      Directors' fees and expenses............      11,324
      Custodian...............................      90,507
      Audit and tax services..................      10,686
      Legal...................................       6,957
      Printing................................      90,756
      Insurance...............................       5,587
      Miscellaneous...........................       1,012
                                               -----------
      Total expenses..........................                 2,116,958
                                                            ------------
    NET INVESTMENT INCOME.....................                 2,658,338
                                                            ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................  53,229,573
      Foreign currency transactions--net......     (31,224)   53,198,349
                                               -----------  ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................               (37,575,171)
                                                            ------------
    Net gain (loss)...........................                15,623,178
                                                            ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................              $ 18,281,516
                                                            ============

(a)Net of foreign taxes of $12,418.

                See accompanying notes to financial statements.

                                    MSF-81

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,658,338  $  7,613,818
  Net realized gain (loss)..........................................   53,198,349   (17,228,793)
  Unrealized appreciation (depreciation)............................  (37,575,171)  135,351,549
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   18,281,516   125,736,574
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (7,094,897)   (3,781,056)
    Class B.........................................................       (2,208)          (40)
    Class E.........................................................     (304,237)      (54,628)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (7,401,342)   (3,835,724)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (20,596,162)  (35,651,391)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   (9,715,988)   86,249,459

NET ASSETS
  Beginning of the period...........................................  582,997,764   496,748,305
                                                                     ------------  ------------
  End of the period................................................. $573,281,776  $582,997,764
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,664,527  $  7,407,531
                                                                     ============  ============



































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED           YEAR ENDED
                                                                    JUNE 30, 2004         DECEMBER 31, 2003
                                                               ----------------------  ----------------------
                                                                SHARES         $        SHARES         $
                                                               --------  ------------  --------  ------------
CLASS A
  Sales.......................................................  110,239  $ 17,421,572   355,160  $ 47,365,184
  Reinvestments...............................................   44,729     7,094,897    30,613     3,781,056
  Redemptions................................................. (331,673)  (52,516,191) (731,297)  (97,243,285)
                                                               --------  ------------  --------  ------------
  Net increase (decrease)..................................... (176,705) $(27,999,722) (345,524) $(46,097,045)
                                                               ========  ============  ========  ============
CLASS B
  Sales.......................................................    3,678  $    573,450       935  $    131,549
  Reinvestments...............................................       14         2,208         0            40
  Redemptions.................................................     (123)      (18,990)     (166)      (22,793)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................    3,569  $    556,668       769  $    108,796
                                                               ========  ============  ========  ============
CLASS E
  Sales.......................................................   56,773  $  8,978,399    93,477  $ 12,803,438
  Reinvestments...............................................    1,923       304,237       443        54,628
  Redemptions.................................................  (15,531)   (2,435,744)  (18,538)   (2,521,208)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................   43,165  $  6,846,892    75,382  $ 10,336,858
                                                               ========  ============  ========  ============
  Increase (decrease) derived from capital share transactions. (129,971) $(20,596,162) (269,373) $(35,651,391)
                                                               ========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-82

METROPOLITAN SERIES FUND, INC.

 FI VALUE LEADERS PORTFOLIO (FORMERLY FI STRUCTURED EQUITY)

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                               CLASS A
                                                   --------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                   YEAR ENDED DECEMBER 31,
                                                     JUNE 30,    ------------------------------------------------
                                                       2004        2003     2002      2001      2000      1999
                                                   ----------    -------- --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $ 157.24     $ 124.89 $ 156.51  $ 183.39  $ 198.49  $ 208.34
                                                    --------     -------- --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...........................      0.84         2.13     1.53      1.06      1.16      1.78
  Net realized and unrealized gain (loss) on
    investments...................................      4.22        31.23   (31.88)   (26.45)   (11.28)    17.51
                                                    --------     -------- --------  --------  --------  --------
  Total from investment operations................      5.06        33.36   (30.35)   (25.39)   (10.12)    19.29
                                                    --------     -------- --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income........     (2.06)       (1.01)   (1.27)    (1.49)     0.00     (1.78)
  Distributions from net realized capital gains...      0.00         0.00     0.00      0.00     (4.98)   (27.36)
                                                    --------     -------- --------  --------  --------  --------
  Total distributions.............................     (2.06)       (1.01)   (1.27)    (1.49)    (4.98)   (29.14)
                                                    --------     -------- --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD....................  $ 160.24     $ 157.24 $ 124.89  $ 156.51  $ 183.39  $ 198.49
                                                    ========     ======== ========  ========  ========  ========
TOTAL RETURN (%)..................................       3.2 (b)     26.9    (19.5)    (13.9)     (5.2)      9.4
Ratio of operating expenses to average net
  assets before expense reductions (%)............      0.74 (c)     0.74     0.72      0.78      0.73      0.74
Ratio of operating expenses to average net
  assets after expense reductions (%) (d).........        --           --     0.71      0.74      0.70        --
Ratio of net investment income to average
  net assets (%)..................................      0.94 (c)     1.49     1.30      0.60      0.61      0.94
Portfolio turnover rate (%).......................       197 (c)       53      142       154       138       115
Net assets, end of period (000)...................  $546,434     $563,979 $491,124  $298,982  $388,127  $417,540







































                                                               CLASS B
                                              --------------------------------------
                                              SIX MONTHS                JULY 30, 2002(A)
                                                ENDED       YEAR ENDED      THROUGH
                                               JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                 2004          2003           2002
                                              ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $156.72       $124.47        $125.90
                                               -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     1.09          1.22           0.18
  Net realized and unrealized gain (loss) on
   investments...............................     3.80         31.95          (1.61)
                                               -------       -------        -------
  Total from investment operations...........     4.89         33.17          (1.43)
                                               -------       -------        -------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (1.81)        (0.92)          0.00
                                               -------       -------        -------
  Total distributions........................    (1.81)        (0.92)          0.00
                                               -------       -------        -------
NET ASSET VALUE, END OF PERIOD...............  $159.80       $156.72        $124.47
                                               =======       =======        =======
TOTAL RETURN (%).............................      3.1 (b)      26.9           (1.1)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%)........     0.99 (c)      0.99           0.97 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....       --            --           0.96 (c)
Ratio of net investment income to average
 net assets (%)..............................     0.65 (c)      1.15           1.36 (c)
Portfolio turnover rate (%)..................      197 (c)        53            142
Net assets, end of period (000)..............  $   700       $   128        $     6







































                                                                CLASS E
                                             ------------------------------------------
                                             SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                               ENDED        DECEMBER 31,       THROUGH
                                              JUNE 30,    ----------------   DECEMBER 31,
                                                2004        2003     2002        2001
                                             ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......... $156.83     $124.66  $156.28     $177.17
                                              -------     -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................    0.44        1.41     1.35        0.14
  Net realized and unrealized gain (loss) on
   investments...............................    4.50       31.68   (31.80)     (21.03)
                                              -------     -------  -------     -------
  Total from investment operations...........    4.94       33.09   (30.45)     (20.89)
                                              -------     -------  -------     -------
LESS DISTRIBUTIONS
  Distributions from net investment income...   (1.96)      (0.92)   (1.17)       0.00
                                              -------     -------  -------     -------
  Total distributions........................   (1.96)      (0.92)   (1.17)       0.00
                                              -------     -------  -------     -------
NET ASSET VALUE, END OF PERIOD............... $159.81     $156.83  $124.66     $156.28
                                              =======     =======  =======     =======
TOTAL RETURN (%).............................     3.2 (b)    26.7    (19.6)      (11.8)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%)........    0.89 (c)    0.89     0.87        0.93 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).....      --          --     0.86        0.89 (c)
Ratio of net investment income to average
 net assets (%)..............................    0.78 (c)    1.31     1.15        0.61 (c)
Portfolio turnover rate (%)..................     197 (c)      53      142         154
Net assets, end of period (000).............. $26,148     $18,891  $ 5,619     $ 1,527

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-83

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--90.5% OF TOTAL NET ASSETS


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    AEROSPACE & DEFENSE--4.4%
            229,650 Honeywell International, Inc.......... $   8,412,079
            220,200 Raytheon Co...........................     7,876,554
             77,100 The Boeing Co.........................     3,939,039
                                                           -------------
                                                              20,227,672
                                                           -------------

                    AUTOMOBILES--1.9%
            141,800 Harley-Davidson, Inc..................     8,783,092
                                                           -------------

                    BEVERAGES--4.1%
            208,300 Anheuser-Busch Cos., Inc..............    11,248,200
            141,700 Diageo, Plc. (ADR)....................     7,758,075
                                                           -------------
                                                              19,006,275
                                                           -------------

                    BIOTECHNOLOGY--1.2%
            123,300 Chiron Corp. (b)......................     5,504,112
                                                           -------------

                    BUILDING PRODUCTS--2.1%
            306,200 Masco Corp............................     9,547,316
                                                           -------------

                    CAPITAL MARKETS--1.1%
            170,400 The Bank of New York Co., Inc.........     5,023,392
                                                           -------------

                    COMMERCIAL BANKS--1.7%
            278,800 U.S. Bancorp..........................     7,683,728
                                                           -------------

                    COMMERCIAL SERVICES & SUPPLIES--4.0%
            223,500 H&R Block, Inc........................    10,656,480
            252,100 Waste Management, Inc.................     7,726,865
                                                           -------------
                                                              18,383,345
                                                           -------------

                    COMPUTERS & PERIPHERALS--1.6%
          1,689,600 Sun Microsystems, Inc. (b)............     7,332,864
                                                           -------------

                    DIVERSIFIED FINANCIAL SERVICES--1.3%
            131,700 Citigroup, Inc........................     6,124,050
                                                           -------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
            334,600 Sprint Corp. (FON Group)..............     5,888,960
                                                           -------------

                    FOOD & STAPLES RETAILING--1.4%
            120,800 Wal-Mart Stores, Inc..................     6,373,408
                                                           -------------

                    FOOD PRODUCTS--4.2%
            132,400 General Mills, Inc....................     6,292,972
            167,250 H.J. Heinz Co.........................     6,556,200
            208,600 Kraft Foods, Inc. (Class A)...........     6,608,448
                                                           -------------
                                                              19,457,620
                                                           -------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
            263,300 Baxter International, Inc.............     9,086,483
             66,100 Guidant Corp..........................     3,693,668
             17,400 Hospira, Inc. (b).....................       480,240
                                                           -------------
                                                              13,260,391
                                                           -------------

                                                                     VALUE
     SHARES                                                         (NOTE 1)
   ----------------------------------------------------------------------------

                  HEALTH CARE PROVIDERS & SERVICES--1.3%
        98,400    AmerisourceBergen Corp......................... $   5,882,352
                                                                  -------------

                  HOTELS, RESTAURANTS & LEISURE--5.5%
       118,800    Carnival Corp..................................     5,583,600
       370,500    McDonald's Corp................................     9,633,000
       268,100    Yum! Brands, Inc...............................     9,978,682
                                                                  -------------
                                                                     25,195,282
                                                                  -------------

                  HOUSEHOLD DURABLES--3.9%
       135,500    Black & Decker Corp............................     8,418,615
       128,100    Fortune Brands, Inc............................     9,662,583
                                                                  -------------
                                                                     18,081,198
                                                                  -------------

                  IT SERVICES--5.2%
       127,000    Automatic Data Processing, Inc.................     5,318,760
       268,000    First Data Corp................................    11,931,360
       255,700    SunGard Data Systems, Inc. (b).................     6,648,200
                                                                  -------------
                                                                     23,898,320
                                                                  -------------

                  INSURANCE--1.5%
       171,000    AFLAC, Inc.....................................     6,978,510
                                                                  -------------

                  LEISURE EQUIPMENT & PRODUCTS--1.1%
       285,900    Mattel, Inc....................................     5,217,675
                                                                  -------------

                  MEDIA--11.7%
       277,700    Comcast Corp. (Special Class A)................     7,667,297
       173,700    EchoStar Communications Corp. (Class A) (b)....     5,341,275
        62,900    Gannett Co., Inc...............................     5,337,065
        65,100    Knight-Ridder, Inc.............................     4,687,200
       888,800    Liberty Media Corp. (Class A) (b)..............     7,990,312
        42,430    Liberty Media International, Inc. (Class A) (b)     1,574,153
       370,372    The DIRECTV Group, Inc. (b)....................     6,333,361
       183,400    The Walt Disney Co.............................     4,674,866
       564,100    Time Warner, Inc. (b)..........................     9,916,878
                                                                  -------------
                                                                     53,522,407
                                                                  -------------

                  MULTILINE RETAIL--1.8%
       195,500    Kohl's Corp. (b)...............................     8,265,740
                                                                  -------------

                  OFFICE ELECTRONICS--1.6%
       498,900    Xerox Corp.....................................     7,234,050
                                                                  -------------

                  OIL & GAS--3.5%
       228,200    Burlington Resources, Inc......................     8,256,276
       101,371    ConocoPhillips.................................     7,733,594
                                                                  -------------
                                                                     15,989,870
                                                                  -------------

                  PHARMACEUTICALS--6.6%
       174,000    Abbott Laboratories............................     7,092,240
       313,200    Bristol-Myers Squibb Co........................     7,673,400
       174,200    Merck & Co., Inc...............................     8,274,500
       406,600    Schering-Plough Corp...........................     7,513,968
                                                                  -------------
                                                                     30,554,108
                                                                  -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-84

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                             VALUE
          SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                    SPECIALTY RETAIL--6.5%
            404,400 Limited Brands, Inc.................. $   7,562,280
            434,200 The Gap, Inc.........................    10,529,350
            247,400 The Home Depot, Inc..................     8,708,480
            191,000 Toys "R" Us, Inc. (b)................     3,042,630
                                                          -------------
                                                             29,842,740
                                                          -------------

                    THRIFTS & MORTGAGE FINANCE--7.1%
            135,050 Federal National Mortgage Association     9,637,168
            130,300 MGIC Investment Corp.................     9,884,558
            333,100 Washington Mutual, Inc...............    12,870,984
                                                          -------------
                                                             32,392,710
                                                          -------------
                    Total Common Stocks
                     (Identified Cost $349,842,880)......   415,651,187
                                                          -------------

SHORT TERM INVESTMENTS--10.7%

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--10.7%
    $48,948,000 State Street Corp. Repurchase Agreement dated
                 06/30/04 at 0.100% to be repurchased at
                 $48,948,136 on 07/01/04, collateralized by
                 $47,065,000 U.S. Treasury Note
                 6.500% due 08/18/05 with a value of
                 $50,418,381................................. $ 48,948,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $48,948,000)...............   48,948,000
                                                              ------------
                Total Investments--101.2%
                 (Identified Cost $398,790,880) (a)..........  464,599,187
                Other assets less liabilities................   (5,636,393)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $458,962,794
                                                              ============


 See accompanying notes to statement of investments and financial statements.

                                    MSF-85

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value........................            $415,651,187
      Investments in repurchase agreements........              48,948,000
      Cash........................................                     755
      Receivable for:
       Fund shares sold...........................                 582,888
       Dividends and interest.....................                 405,091
                                                              ------------
        Total Assets..............................             465,587,921
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  322,058
       Securities purchased.......................  5,942,579
      Accrued expenses:
       Management fees............................    270,633
       Service and distribution fees..............     17,546
       Other expenses.............................     72,311
                                                   ----------
        Total Liabilities.........................               6,625,127
                                                              ------------
    NET ASSETS....................................            $458,962,794
                                                              ============
      Net assets consist of:
       Capital paid in............................            $406,024,346
       Undistributed net investment income........                 869,220
       Accumulated net realized gains (losses)....             (13,739,079)
       Unrealized appreciation (depreciation) on
        investments...............................              65,808,307
                                                              ------------
    NET ASSETS....................................            $458,962,794
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price
     per share ($315,895,732 divided by
     25,462,075 shares outstanding)...............            $      12.41
                                                              ============
    CLASS B
    Net asset value and redemption price
     per share ($8,171,793 divided by
     660,988 shares outstanding)..................            $      12.36
                                                              ============
    CLASS E
    Net asset value and redemption price
     per share ($134,895,269 divided by
     10,907,750 shares outstanding)...............            $      12.37
                                                              ============
    Identified cost of investments................            $398,790,880
                                                              ============



























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 2,636,459(a)
       Interest................................                 30,876 (b)
                                                            -----------
                                                              2,667,335
     EXPENSES
       Management fees......................... $1,564,219
       Service and distribution fees--Class B..      3,136
       Service and distribution fees--Class E..     89,369
       Directors' fees and expenses............     10,633
       Custodian...............................     48,924
       Audit and tax services..................     10,686
       Legal...................................      5,673
       Printing................................     55,682
       Insurance...............................      2,994
       Miscellaneous...........................      1,096
                                                ----------
       Total expenses before reductions........  1,792,412
       Expense reductions......................    (16,170)   1,776,242
                                                ----------  -----------
     NET INVESTMENT INCOME.....................                 891,093
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................                (724,613)
     Unrealized appreciation (depreciation) on:
       Investments--net........................              13,915,409
                                                            -----------
     Net gain (loss)...........................              13,190,796
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $14,081,889
                                                            ===========

(a)Net of foreign taxes of $11,312.
(b)Includes income on securities loaned of $1,966.

                See accompanying notes to financial statements.

                                    MSF-86

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    891,093  $  2,106,244
  Net realized gain (loss)..........................................     (724,613)   (8,409,227)
  Unrealized appreciation (depreciation)............................   13,915,409    78,955,204
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   14,081,889    72,652,221
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,577,007)            0
    Class B.........................................................       (6,125)            0
    Class E.........................................................     (544,985)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,128,117)            0
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   49,947,075    70,921,920
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   61,900,847   143,574,141

NET ASSETS
  Beginning of the period...........................................  397,061,947   253,487,806
                                                                     ------------  ------------
  End of the period................................................. $458,962,794  $397,061,947
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    869,220  $  2,106,244
                                                                     ============  ============


































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,039,174  $ 25,021,969   3,508,442  $ 37,028,371
  Reinvestments...............................................    127,178     1,577,007           0             0
  Redemptions................................................. (1,312,857)  (16,031,892) (2,688,260)  (27,168,061)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    853,495  $ 10,567,084     820,182  $  9,860,310
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    587,751  $  7,184,825      95,797  $  1,012,485
  Reinvestments...............................................        496         6,125           0             0
  Redemptions.................................................    (22,014)     (267,387)     (1,957)      (21,603)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    566,233  $  6,923,563      93,840  $    990,882
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  3,403,953  $ 41,576,392   6,586,078  $ 69,973,430
  Reinvestments...............................................     44,096       544,985           0             0
  Redemptions.................................................   (792,935)   (9,664,949)   (933,250)   (9,902,702)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  2,655,114  $ 32,456,428   5,652,828  $ 60,070,728
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  4,074,842  $ 49,947,075   6,566,850  $ 70,921,920
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-87

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                                  CLASS A
                                                                       ------------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED                  YEAR ENDED DECEMBER 31,
                                                                         JUNE 30,    -------- -------------------------------------
                                                                           2004        2003     2002      2001      2000     1999
                                                                       ----------    -------- --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $  12.06     $   9.61 $  11.56  $   9.79  $  8.93  $  9.70
                                                                        --------     -------- --------  --------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...............................................      0.03         0.07     0.06      0.08     0.13     0.10
  Net realized and unrealized gain (loss) on investments..............      0.38         2.38    (1.66)     1.72     0.97    (0.78)
                                                                        --------     -------- --------  --------  -------  -------
  Total from investment operations....................................      0.41         2.45    (1.60)     1.80     1.10    (0.68)
                                                                        --------     -------- --------  --------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income............................     (0.06)        0.00    (0.09)    (0.03)   (0.14)   (0.08)
  Distributions from net realized capital gains.......................      0.00         0.00    (0.16)     0.00    (0.10)   (0.01)
  Tax return of capital...............................................      0.00         0.00    (0.10)     0.00     0.00     0.00
                                                                        --------     -------- --------  --------  -------  -------
  Total distributions.................................................     (0.06)        0.00    (0.35)    (0.03)   (0.24)   (0.09)
                                                                        --------     -------- --------  --------  -------  -------
NET ASSET VALUE, END OF PERIOD........................................  $  12.41     $  12.06 $   9.61  $  11.56  $  9.79  $  8.93
                                                                        ========     ======== ========  ========  =======  =======
TOTAL RETURN (%)......................................................       3.4 (b)     25.5    (14.2)     18.4     12.4     (6.9)
Ratio of operating expenses to average net assets
 before expense reductions (%)........................................      0.79 (c)     0.83     0.83      0.86     0.94     0.91
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).....................................      0.78 (c)     0.81     0.82      0.84     0.85       --
Ratio of net investment income to average net assets (%)..............      0.46 (c)     0.70     0.68      0.98     1.74     1.63
Portfolio turnover rate (%)...........................................        13 (c)       13       30        33       82       17
Net assets, end of period (000).......................................  $315,896     $296,728 $228,544  $213,758  $53,575  $38,378
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)................................        --           --       --        --       --     1.15

































                                                                           CLASS B
                                                          --------------------------------------
                                                          SIX MONTHS                JULY 30, 2002(A)
                                                            ENDED       YEAR ENDED      THROUGH
                                                           JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                             2004          2003           2002
                                                          ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $12.01        $ 9.59         $ 9.96
                                                            ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.01          0.02           0.01
  Net realized and unrealized gain (loss) on investments.     0.38          2.40          (0.38)
                                                            ------        ------         ------
  Total from investment operations.......................     0.39          2.42          (0.37)
                                                            ------        ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.04)         0.00           0.00
  Distributions from net realized capital gains..........     0.00          0.00           0.00
  Tax return of capital..................................     0.00          0.00           0.00
                                                            ------        ------         ------
  Total distributions....................................    (0.04)         0.00           0.00
                                                            ------        ------         ------
NET ASSET VALUE, END OF PERIOD...........................   $12.36        $12.01         $ 9.59
                                                            ======        ======         ======
TOTAL RETURN (%).........................................      3.3 (b)      25.2           (3.7)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................     1.04 (c)      1.08           1.08 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d)..............................     1.03 (c)      1.06           1.07 (c)
Ratio of net investment income to average net assets (%).     0.27 (c)      0.55           0.61 (c)
Portfolio turnover rate (%)..............................       13 (c)        13             30
Net assets, end of period (000)..........................   $8,172        $1,138         $    9












































                                                                            CLASS E
                                                         -----------------------------------------------
                                                          SIX MONTHS        YEAR ENDED    MAY 1, 2001(A)
                                                            ENDED          DECEMBER 31,      THROUGH
                                                           JUNE 30,      ---------------   DECEMBER 31,
                                                             2004         2003     2002        2001
                                                         ----------      ------- -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $  12.02       $  9.59 $ 11.55      $11.00
                                                          --------       ------- -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................     0.01          0.04    0.09        0.00
  Net realized and unrealized gain (loss) on investments.     0.39          2.39   (1.71)       0.55
                                                          --------       ------- -------      ------
  Total from investment operations.......................     0.40          2.43   (1.62)       0.55
                                                          --------       ------- -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............    (0.05)         0.00   (0.08)       0.00
  Distributions from net realized capital gains..........     0.00          0.00   (0.16)       0.00
  Tax return of capital..................................     0.00          0.00   (0.10)       0.00
                                                          --------       ------- -------      ------
  Total distributions....................................    (0.05)         0.00   (0.34)       0.00
                                                          --------       ------- -------      ------
NET ASSET VALUE, END OF PERIOD........................... $  12.37       $ 12.02 $  9.59      $11.55
                                                          ========       ======= =======      ======
TOTAL RETURN (%).........................................      3.4 (b)      25.3   (14.3)        5.0 (b)
Ratio of operating expenses to average net assets before
 expense reductions (%)..................................     0.94 (c)      0.98    0.98        1.01 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d)..............................     0.93 (c)      0.96    0.97        0.98 (c)
Ratio of net investment income to average net assets (%).     0.31 (c)      0.60    0.67        1.28 (c)
Portfolio turnover rate (%)..............................       13 (c)        13      30          33
Net assets, end of period (000).......................... $134,895       $99,196 $24,936      $  185

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-88

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.5% OF TOTAL NET ASSETS


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------
               .

                 BIOTECHNOLOGY--5.3%
         197,100 Amgen, Inc. (b).......................... $  10,755,747
         242,300 Genentech, Inc. (b)......................    13,617,260
         182,100 Gilead Sciences, Inc. (b)................    12,200,700
         152,000 MedImmune, Inc. (b)......................     3,556,800
                                                           -------------
                                                              40,130,507
                                                           -------------

                 CAPITAL MARKETS--3.9%
         104,600 Goldman Sachs Group, Inc.................     9,849,136
         151,500 Merrill Lynch & Co., Inc.................     8,177,970
         230,000 State Street Corp........................    11,279,200
                                                           -------------
                                                              29,306,306
                                                           -------------

                 COMMERCIAL BANKS--2.5%
         365,500 Bank One Corp............................    18,640,500
                                                           -------------

                 COMMERCIAL SERVICES & SUPPLIES--1.6%
         132,500 Apollo Group, Inc. (Class A) (b).........    11,698,425
                                                           -------------

                 COMMUNICATIONS EQUIPMENT--3.2%
       1,011,000 Cisco Systems, Inc. (b)..................    23,960,700
                                                           -------------

                 COMPUTERS & PERIPHERALS--6.5%
         295,800 Apple Computer, Inc. (b).................     9,625,332
         514,400 Dell, Inc. (b)...........................    18,425,808
         398,400 EMC Corp. (b)............................     4,541,760
         142,900 International Business Machines Corp.....    12,596,635
          38,400 Lexmark International, Inc. (Class A) (b)     3,706,752
                                                           -------------
                                                              48,896,287
                                                           -------------

                 CONSUMER FINANCE--2.3%
         343,500 American Express Co......................    17,649,030
                                                           -------------

                 DIVERSIFIED FINANCIAL SERVICES--2.0%
         326,700 Citigroup, Inc...........................    15,191,550
                                                           -------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
         458,600 Agilent Technologies, Inc. (b)...........    13,427,808
                                                           -------------

                 ENERGY EQUIPMENT & SERVICES--4.8%
         262,600 BJ Services Co. (b)......................    12,037,584
         253,300 Schlumberger, Ltd........................    16,087,083
         135,800 Smith International, Inc. (b) (c)........     7,572,208
                                                           -------------
                                                              35,696,875
                                                           -------------

                 FOOD & STAPLES RETAILING--3.8%
         179,600 Costco Wholesale Corp....................     7,376,172
         343,100 The Kroger Co. (b).......................     6,244,420
         153,800 Whole Foods Market, Inc. (c).............    14,680,210
                                                           -------------
                                                              28,300,802
                                                           -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
          90,800 Alcon, Inc...............................     7,141,420

                                                               VALUE
       SHARES                                                 (NOTE 1)
       ------------------------------------------------------------------
             .

               HEALTH CARE EQUIPMENT & SUPPLIES--(CONTINUED)
       131,500 Guidant Corp................................ $   7,348,220
        98,800 Medtronic, Inc..............................     4,813,536
                                                            -------------
                                                               19,303,176
                                                            -------------

               HEALTH CARE PROVIDERS & SERVICES--1.5%
       342,000 Caremark Rx, Inc. (b).......................    11,265,480
                                                            -------------

               HOTELS, RESTAURANTS & LEISURE--2.3%
       402,100 Starbucks Corp. (b).........................    17,483,308
                                                            -------------

               HOUSEHOLD DURABLES--0.8%
        67,000 Harman International Industries, Inc........     6,097,000
                                                            -------------

               HOUSEHOLD PRODUCTS--1.0%
       140,000 The Procter & Gamble Co.....................     7,621,600
                                                            -------------

               INDUSTRIAL CONGLOMERATES--3.2%
       753,200 General Electric Co.........................    24,403,680
                                                            -------------

               INSURANCE--1.3%
       135,700 American International Group, Inc...........     9,672,696
                                                            -------------

               INTERNET & CATALOG RETAIL--3.7%
       229,600 eBay, Inc. (b)..............................    21,111,720
       220,800 InterActiveCorp (b) (c).....................     6,654,912
                                                            -------------
                                                               27,766,632
                                                            -------------

               INTERNET SOFTWARE & SERVICES--2.8%
       575,300 Yahoo!, Inc. (b)............................    20,900,649
                                                            -------------

               MEDIA--3.4%
       411,700 The DIRECTV Group, Inc. (b).................     7,040,070
       333,400 Univision Communications, Inc. (Class A) (b)    10,645,462
       227,800 Viacom, Inc. (Class B)......................     8,137,016
                                                            -------------
                                                               25,822,548
                                                            -------------

               MULTILINE RETAIL--1.8%
        73,700 Kohl's Corp. (b)............................     3,116,036
       241,900 Target Corp.................................    10,273,493
                                                            -------------
                                                               13,389,529
                                                            -------------

               OIL & GAS--1.4%
       107,500 Total S.A. (ADR)............................    10,328,600
                                                            -------------

               PERSONAL PRODUCTS--1.8%
       177,600 Avon Products, Inc..........................     8,194,464
       114,200 The Estee Lauder Cos., Inc. (b).............     5,570,676
                                                            -------------
                                                               13,765,140
                                                            -------------

               PHARMACEUTICALS--8.1%
        97,400 Allergan, Inc...............................     8,719,248
       168,400 AstraZeneca, Plc. (ADR).....................     7,685,776

 See accompanying notes to statement of investments and financial statements.

                                    MSF-89

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                            VALUE
          SHARES                                           (NOTE 1)
          ------------------------------------------------------------
                .

                  PHARMACEUTICALS--(CONTINUED)
          168,200 Eli Lilly & Co........................ $  11,758,862
          100,500 IVAX Corp. (b) (c)....................     2,410,995
          164,400 Novartis AG (ADR).....................     7,315,800
          431,440 Pfizer, Inc...........................    14,789,763
           82,400 Roche Holdings, Ltd. (ADR) (b)........     8,158,416
                                                         -------------
                                                            60,838,860
                                                         -------------

                  SEMICONDUCTORS & EQUIPMENT--9.2%
          901,100 Intel Corp............................    24,870,360
          387,600 Marvell Technology Group, Ltd. (b) (c)    10,348,920
          191,100 Maxim Integrated Products, Inc. (b)...    10,017,462
          332,400 National Semiconductor Corp. (b) (c)..     7,309,476
          702,100 Texas Instruments, Inc................    16,976,778
                                                         -------------
                                                            69,522,996
                                                         -------------

                  SOFTWARE--9.0%
          118,200 Amdocs, Ltd. (b)......................     2,769,426
          256,800 Electronic Arts, Inc. (b).............    14,008,440
          133,300 Mercury Interactive Corp. (b) (c).....     6,642,339
          776,100 Microsoft Corp........................    22,165,416
          356,000 SAP AG (ADR)..........................    14,884,360
          156,200 Symantec Corp. (b)....................     6,838,436
                                                         -------------
                                                            67,308,417
                                                         -------------

                  SPECIALTY RETAIL--5.8%
          321,100 Bed Bath & Beyond, Inc. (b)...........    12,346,295
          268,200 Chico's FAS, Inc. (b) (c).............    12,111,912
          186,700 Lowe's Cos., Inc......................     9,811,085
          259,700 Tiffany & Co..........................     9,569,945
                                                         -------------
                                                            43,839,237
                                                         -------------

                  WIRELESS TELECOMMUNICATION SERVICES--0.1%
           25,900 Vodafone Group, Plc. (ADR)............       572,390
                                                         -------------
                  Total Common Stocks
                   (Identified Cost $640,853,048).......   732,800,728
                                                         -------------




















SHORT TERM INVESTMENTS--2.7%


            FACE                                            VALUE
           AMOUNT                                          (NOTE 1)
         -------------------------------------------------------------

                     COMMERCIAL PAPER--2.7%
         $18,904,000 American Express Credit Corp.
                      1.300%, 07/01/04.................. $ 18,904,000
           1,569,000 General Electric Capital Corp.
                      1.250%, 07/01/04..................    1,569,000
                                                         ------------
                                                           20,473,000
                                                         ------------
                     Total Short Term Investments
                      (Identified Cost $20,473,000).....   20,473,000
                                                         ------------
                     Total Investments--100.2%
                      (Identified Cost $661,326,048) (a)  753,273,728
                     Other assets less liabilities......   (1,372,774)
                                                         ------------
                     TOTAL NET ASSETS--100%............. $751,900,954
                                                         ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-90

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $753,273,728
       Cash.....................................                      856
       Collateral for securities loaned.........               31,430,325
       Receivable for:
        Securities sold.........................                3,305,238
        Fund shares sold........................                  858,085
        Dividends and interest..................                  630,229
        Foreign taxes...........................                   79,488
                                                             ------------
         Total Assets...........................              789,577,949
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   345,780
        Securities purchased....................   5,302,683
        Withholding taxes.......................      50,775
        Return of collateral for securities
         loaned.................................  31,430,325
       Accrued expenses:
        Management fees.........................     389,515
        Service and distribution fees...........      81,378
        Deferred trustees fees..................       4,023
        Other expenses..........................      72,516
                                                 -----------
         Total Liabilities......................               37,676,995
                                                             ------------
     NET ASSETS                                              $751,900,954
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $707,616,542
        Undistributed net investment income
         (loss).................................                 (109,251)
        Accumulated net realized gains
         (losses)...............................              (47,554,017)
        Unrealized appreciation (depreciation)
         on investments.........................               91,947,680
                                                             ------------
     NET ASSETS.................................             $751,900,954
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($339,468,302 divided by
      32,964,333 shares outstanding)............             $      10.30
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($412,432,652 divided by
      40,222,925 shares outstanding)............             $      10.25
                                                             ============
     Identified cost of investments.............             $661,326,048
                                                             ============


























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 2,478,809(a)
       Interest................................                130,546 (b)
                                                            -----------
                                                              2,609,355
     EXPENSES
       Management fees......................... $2,190,480
       Service and distribution fees--Class B..    414,560
       Directors' fees and expenses............     10,806
       Custodian...............................     57,045
       Audit and tax services..................     10,686
       Legal...................................      8,546
       Printing................................     58,876
       Insurance...............................      4,691
       Miscellaneous...........................        331
                                                ----------
       Total expenses before reductions........  2,756,021
       Expense reductions......................    (74,823)   2,681,198
                                                ----------  -----------
     NET INVESTMENT INCOME (LOSS)..............                 (71,843)
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................              17,312,901
     Unrealized appreciation (depreciation) on:
       Investments--net........................               2,624,606
                                                            -----------
     Net gain (loss)...........................              19,937,507
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $19,865,664
                                                            ===========

(a)Net of foreign taxes of $132,592.
(b)Includes income on securities loaned of $39,147.

                See accompanying notes to financial statements.

                                    MSF-91

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $    (71,843) $    384,383
  Net realized gain (loss)..........................................   17,312,901   (17,687,286)
  Unrealized appreciation (depreciation)............................    2,624,606   136,257,702
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,865,664   118,954,799
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (336,147)     (551,417)
    Class B.........................................................      (34,259)     (190,137)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (370,406)     (741,554)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  133,073,264   140,539,809
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  152,568,522   258,753,054

NET ASSETS
  Beginning of the period...........................................  599,332,432   340,579,378
                                                                     ------------  ------------
  End of the period................................................. $751,900,954  $599,332,432
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (109,251) $    332,998
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................    844,495  $  8,584,944   2,998,971  $ 25,320,663
  Reinvestments...............................................     32,795       336,147      68,414       551,417
  Redemptions................................................. (2,189,813)  (22,267,285) (5,533,490)  (47,391,337)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,312,523) $(13,346,194) (2,466,105) $(21,519,257)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales....................................................... 16,156,868  $162,624,762  25,703,973  $223,774,201
  Reinvestments...............................................      3,355        34,259      23,620       190,137
  Redemptions................................................. (1,610,634)  (16,239,563) (7,486,471)  (61,905,272)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... 14,549,589  $146,419,458  18,241,122  $162,059,066
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions. 13,237,066  $133,073,264  15,775,017  $140,539,809
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-92

METROPOLITAN SERIES FUND, INC.

 JENNISON GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                    CLASS A
                                                                                   --------------------------------------
                                                                                    SIX MONTHS                MAY 1, 2002(A)
                                                                                      ENDED       YEAR ENDED     THROUGH
                                                                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                                       2004          2003          2002
                                                                                   ----------    ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $  10.01       $   7.71      $  10.00
                                                                                    --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)....................................................      0.01           0.02          0.02
  Net realized and unrealized gain (loss) on investments..........................      0.29           2.30         (2.31)
                                                                                    --------       --------      --------
  Total from investment operations................................................      0.30           2.32         (2.29)
                                                                                    --------       --------      --------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................     (0.01)         (0.02)         0.00
                                                                                    --------       --------      --------
  Total Distributions.............................................................     (0.01)         (0.02)         0.00
                                                                                    --------       --------      --------
NET ASSET VALUE, END OF PERIOD....................................................  $  10.30       $  10.01      $   7.71
                                                                                    ========       ========      ========
TOTAL RETURN (%)..................................................................       3.0 (b)       30.1         (22.9)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.70 (c)       0.73          0.74 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.67 (c)       0.70          0.68 (c)
Ratio of net investment income (loss) to average net assets (%)...................      0.10 (c)       0.17          0.31 (c)
Portfolio turnover rate (%).......................................................        31 (c)         68            82 (c)
Net assets, end of period (000)...................................................  $339,468       $343,253      $283,320










































                                                                                                    CLASS B
                                                                                   -------------------------------------
                                                                                    SIX MONTHS                MAY 1, 2002(A)
                                                                                      ENDED       YEAR ENDED     THROUGH
                                                                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                                       2004          2003          2002
                                                                                   ----------    ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............................................  $   9.97       $   7.70      $ 10.00
                                                                                    --------       --------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net realized and unrealized gain (loss) on investments..........................      0.28           2.28        (2.30)
                                                                                    --------       --------      -------
  Total from investment operations................................................      0.28           2.28        (2.30)
                                                                                    --------       --------      -------
LESS DISTRIBUTIONS
  Distributions from net investment income........................................      0.00          (0.01)        0.00
                                                                                    --------       --------      -------
  Total Distributions.............................................................      0.00          (0.01)        0.00
                                                                                    --------       --------      -------
NET ASSET VALUE, END OF PERIOD....................................................  $  10.25       $   9.97      $  7.70
                                                                                    ========       ========      =======
TOTAL RETURN (%)..................................................................       2.8 (b)       29.7        (23.0)(b)
Ratio of operating expenses to average net assets before expense reductions (%)...      0.95 (c)       0.98         0.99 (c)
Ratio of operating expenses to average net assets after expense reductions (%) (d)      0.92 (c)       0.95         0.93 (c)
Ratio of net investment income (loss) to average net assets (%)...................     (0.14)(c)      (0.11)        0.06 (c)
Portfolio turnover rate (%).......................................................        31 (c)         68           82 (c)
Net assets, end of period (000)...................................................  $412,433       $256,079      $57,259

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                See accompanying notes to financial statements.

                                    MSF-93

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.4% OF TOTAL NET ASSETS

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    AEROSPACE & DEFENSE--1.4%
              2,100 L-3 Communications Holdings, Inc..... $     140,280
              8,600 The Boeing Co........................       439,374
              4,100 United Technologies Corp.............       375,068
                                                          -------------
                                                                954,722
                                                          -------------

                    AIR FREIGHT & COURIERS--0.3%
              1,700 J.B. Hunt Transport Services, Inc....        65,586
              1,800 United Parcel Service, Inc. (Class B)       135,306
                                                          -------------
                                                                200,892
                                                          -------------

                    BEVERAGES--3.6%
             15,100 Coca-Cola Enterprises, Inc...........       437,749
              9,300 Pepsi Bottling Group, Inc............       284,022
             22,800 PepsiCo, Inc.........................     1,228,464
             10,600 The Coca-Cola Co.....................       535,088
                                                          -------------
                                                              2,485,323
                                                          -------------

                    BIOTECHNOLOGY--2.4%
             14,500 Amgen, Inc. (b)......................       791,265
              3,600 Biogen Idec, Inc. (b)................       227,700
              2,800 Genentech, Inc. (b)..................       157,360
              4,200 Genzyme Corp. (b)....................       198,786
              4,400 Gilead Sciences, Inc. (b)............       294,800
                                                          -------------
                                                              1,669,911
                                                          -------------

                    BUILDING PRODUCTS--0.4%
              7,800 Masco Corp...........................       243,204
                                                          -------------

                    CAPITAL MARKETS--0.9%
              2,000 Merrill Lynch & Co., Inc.............       107,960
              1,800 SEI Investments Co...................        52,272
              7,200 State Street Corp....................       353,088
              1,300 T. Rowe Price Group, Inc.............        65,520
                                                          -------------
                                                                578,840
                                                          -------------

                    COMMERCIAL BANKS--0.7%
              2,700 Commerce Bancorp, Inc................       148,527
              7,000 U.S. Bancorp.........................       192,920
              2,800 Wells Fargo & Co.....................       160,244
                                                          -------------
                                                                501,691
                                                          -------------

                    COMMERCIAL SERVICES & SUPPLIES--1.8%
              5,800 Apollo Group, Inc. (Class A) (b).....       512,082
             15,200 Career Education Corp. (b)...........       692,512
                300 University of Phoenix Online (b).....        26,277
                                                          -------------
                                                              1,230,871
                                                          -------------

                    COMMUNICATIONS EQUIPMENT--6.7%
             19,300 Avaya, Inc. (b)......................       304,747
             94,000 Cisco Systems, Inc. (b)..............     2,227,800
              2,800 Foundry Networks, Inc. (b)...........        39,396
              1,700 Harris Corp..........................        86,275

                                                                  VALUE
         SHARES                                                  (NOTE 1)
       ---------------------------------------------------------------------

                     COMMUNICATIONS EQUIPMENT--(CONTINUED)
            8,500    Juniper Networks, Inc. (b)............... $     208,845
            8,700    Motorola, Inc............................       158,775
           21,600    QUALCOMM, Inc............................     1,576,368
                                                               -------------
                                                                   4,602,206
                                                               -------------

                     COMPUTERS & PERIPHERALS--3.8%
           38,400    Dell, Inc. (b)...........................     1,375,488
           32,000    EMC Corp. (b)............................       364,800
            9,200    Lexmark International, Inc. (Class A) (b)       888,076
                                                               -------------
                                                                   2,628,364
                                                               -------------

                     CONSTRUCTION MATERIALS--0.0%
              400    Vulcan Materials Co......................        19,020
                                                               -------------

                     CONSUMER FINANCE--2.6%
            2,700    American Express Co......................       138,726
           10,000    Capital One Financial Corp...............       683,800
           38,000    MBNA Corp................................       980,020
                                                               -------------
                                                                   1,802,546
                                                               -------------

                     CONTAINERS & PACKAGING--0.0%
              300    Ball Corp................................        21,615
                                                               -------------

                     DIVERSIFIED FINANCIAL SERVICES--1.6%
           19,700    Citigroup, Inc...........................       916,050
            4,600    Doral Financial Corp.....................       158,700
                                                               -------------
                                                                   1,074,750
                                                               -------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
            5,500    CenturyTel, Inc..........................       165,220
                                                               -------------

                     ELECTRIC UTILITIES--0.7%
           14,500    Edison International.....................       370,765
            2,300    Entergy Corp.............................       128,823
                                                               -------------
                                                                     499,588
                                                               -------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
            6,200    Arrow Electronics, Inc...................       166,284
            4,400    Fisher Scientific International, Inc.....       254,100
            4,700    Jabil Circuit, Inc. (b)..................       118,346
                                                               -------------
                                                                     538,730
                                                               -------------

                     FOOD & STAPLES RETAILING--3.6%
            2,900    Costco Wholesale Corp....................       119,103
            5,300    Sysco Corp...............................       190,111
           35,800    Wal-Mart Stores, Inc.....................     1,888,808
            3,000    Whole Foods Market, Inc..................       286,350
                                                               -------------
                                                                   2,484,372
                                                               -------------

                     FOOD PRODUCTS--0.1%
            2,400    Dean Foods Co. (b).......................        89,544
                                                               -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-94

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
        1,000 Beckman Coulter, Inc............................ $      61,000
        4,200 Becton, Dickinson & Co..........................       217,560
        4,300 Boston Scientific Corp. (b).....................       184,040
        6,700 Guidant Corp....................................       374,396
       15,000 Medtronic, Inc..................................       730,800
        1,200 Respironics, Inc. (b)...........................        70,500
        7,400 St. Jude Medical, Inc. (b)......................       559,810
        3,000 Varian Medical Systems, Inc.....................       238,050
        4,300 Zimmer Holdings, Inc. (b).......................       379,260
                                                               -------------
                                                                   2,815,416
                                                               -------------

              HEALTH CARE PROVIDERS & SERVICES--4.5%
          600 Anthem, Inc. (b)................................        53,736
        7,700 Cardinal Health, Inc............................       539,385
        7,200 Caremark Rx, Inc. (b)...........................       237,168
        1,300 Community Health Systems, Inc. (b)..............        34,801
        8,950 Coventry Health Care, Inc. (b)..................       437,655
        2,600 Express Scripts, Inc. (Class A) (b).............       205,998
        4,500 Health Management Associates, Inc. (Class A)....       100,890
        3,700 Henry Schein, Inc. (b)..........................       233,618
        2,300 Manor Care, Inc.................................        75,164
        2,600 Patterson Dental Co. (b)........................       198,874
        8,966 UnitedHealth Group, Inc.........................       558,133
        2,300 Universal Health Services, Inc. (Class B).......       105,547
        2,300 WellChoice, Inc. (b)............................        95,220
        1,700 WellPoint Health Networks, Inc. (b).............       190,417
                                                               -------------
                                                                   3,066,606
                                                               -------------

              HOTELS, RESTAURANTS & LEISURE--1.9%
        6,800 Darden Restaurants, Inc.........................       139,740
        2,900 GTECH Holdings Corp.............................       134,299
        5,100 Harrah's Entertainment, Inc.....................       275,910
        6,800 Royal Caribbean Cruises, Ltd....................       295,188
        6,700 Starbucks Corp. (b).............................       291,316
        3,700 Yum! Brands, Inc................................       137,714
                                                               -------------
                                                                   1,274,167
                                                               -------------

              HOUSEHOLD DURABLES--0.8%
        5,000 D.R. Horton, Inc................................       142,000
          100 NVR, Inc........................................        48,420
        5,600 Whirlpool Corp..................................       384,160
                                                               -------------
                                                                     574,580
                                                               -------------

              HOUSEHOLD PRODUCTS--1.8%
          400 Energizer Holdings, Inc. (b)....................        18,000
       22,600 The Procter & Gamble Co.........................     1,230,344
                                                               -------------
                                                                   1,248,344
                                                               -------------

              IT SERVICES--0.7%
        3,300 Affiliated Computer Services, Inc. (Class A) (b)       174,702
        3,000 Cognizant Technology Solutions Corp.
               (Class A) (b)..................................        76,230
        5,100 Fiserv, Inc. (b)................................       198,339
                                                               -------------
                                                                     449,271
                                                               -------------

                                                                  VALUE
      SHARES                                                     (NOTE 1)
    ------------------------------------------------------------------------

               INDUSTRIAL CONGLOMERATES--3.5%
        11,800 3M Co.......................................... $   1,062,118
        41,000 General Electric Co............................     1,328,400
                                                               -------------
                                                                   2,390,518
                                                               -------------

               INSURANCE--1.9%
           500 Ambac Financial Group, Inc.....................        36,720
        15,100 American International Group, Inc..............     1,076,328
         4,700 Fidelity National Financial, Inc...............       175,498
                                                               -------------
                                                                   1,288,546
                                                               -------------

               INTERNET & CATALOG RETAIL--1.2%
         9,200 eBay, Inc. (b).................................       845,940
                                                               -------------

               INTERNET SOFTWARE & SERVICES--1.5%
        28,600 Yahoo!, Inc. (b)...............................     1,039,038
                                                               -------------

               MACHINERY--0.2%
         2,000 Danaher Corp...................................       103,700
           400 ITT Industries, Inc............................        33,200
                                                               -------------
                                                                     136,900
                                                               -------------

               MEDIA--0.4%
         1,600 Getty Images, Inc. (b).........................        96,000
           590 Liberty Media International, Inc. (Class A) (b)        21,889
         2,000 Omnicom Group, Inc.............................       151,780
                                                               -------------
                                                                     269,669
                                                               -------------

               MULTILINE RETAIL--1.2%
         8,800 Kohl's Corp. (b)...............................       372,064
         3,000 Nordstrom, Inc.................................       127,830
         6,948 Target Corp....................................       295,082
                                                               -------------
                                                                     794,976
                                                               -------------

               OFFICE ELECTRONICS--0.4%
        19,400 Xerox Corp.....................................       281,300
                                                               -------------

               OIL & GAS--1.0%
         6,300 Amerada Hess Corp..............................       498,897
         1,700 Anadarko Petroleum Corp........................        99,620
         3,200 GlobalSantaFe Corp.............................        84,800
                                                               -------------
                                                                     683,317
                                                               -------------

               PERSONAL PRODUCTS--0.8%
        10,200 Avon Products, Inc.............................       470,628
         1,900 The Gillette Co................................        80,560
                                                               -------------
                                                                     551,188
                                                               -------------

               PHARMACEUTICALS--11.4%
        19,200 Abbott Laboratories............................       782,592
         2,900 Amylin Pharmaceuticals, Inc. (b)...............        66,120
         1,800 Barr Pharmaceuticals, Inc. (b).................        60,660
         3,000 Eon Labs, Inc. (b).............................       122,790
         8,000 Forest Laboratories, Inc. (b)..................       453,040

 See accompanying notes to statement of investments and financial statements.

                                    MSF-95

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                             VALUE
          SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                   PHARMACEUTICALS--(CONTINUED)
            38,200 Johnson & Johnson..................... $   2,127,740
             2,500 Merck & Co., Inc......................       118,750
           112,500 Pfizer, Inc...........................     3,856,500
             6,500 Wyeth.................................       235,040
                                                          -------------
                                                              7,823,232
                                                          -------------

                   SEMICONDUCTORS & EQUIPMENT--7.8%
            10,200 Altera Corp. (b)......................       226,644
             4,900 Analog Devices, Inc...................       230,692
            20,600 Applied Materials, Inc. (b)...........       404,172
           103,100 Intel Corp............................     2,845,560
             3,800 Linear Technology Corp................       149,986
             1,913 Marvell Technology Group, Ltd. (b)....        51,077
             3,800 Maxim Integrated Products, Inc. (b)...       199,196
            21,800 Micron Technology, Inc................       333,758
            33,400 Texas Instruments, Inc................       807,612
             4,200 Xilinx, Inc...........................       139,902
                                                          -------------
                                                              5,388,599
                                                          -------------

                   SOFTWARE--9.5%
            19,500 Adobe Systems, Inc....................       906,750
             7,000 Autodesk, Inc.........................       299,670
           111,800 Microsoft Corp........................     3,193,008
            81,300 Oracle Corp. (b)......................       969,909
            20,400 Symantec Corp. (b)....................       893,112
            10,500 VERITAS Software Corp. (b)............       290,850
                                                          -------------
                                                              6,553,299
                                                          -------------

                   SPECIALTY RETAIL--8.2%
             4,600 Abercrombie & Fitch Co. (Class A).....       178,250
             9,400 Advance Auto Parts, Inc. (b)..........       415,292
             6,600 Bed Bath & Beyond, Inc. (b)...........       253,770
             8,000 Best Buy Co., Inc.....................       405,920
             4,100 Borders Group, Inc....................        96,104
             7,300 Chico's FAS, Inc. (b).................       329,668
            18,500 Lowe's Cos., Inc......................       972,175
             6,000 Michaels Stores, Inc..................       330,000
             1,600 PETsMART, Inc.........................        51,920
             1,200 RadioShack Corp.......................        34,356
             2,500 Rent-A-Center, Inc. (b)...............        74,825
            21,100 Staples, Inc..........................       618,441
            36,900 The Home Depot, Inc...................     1,298,880
            21,700 TJX Cos., Inc.........................       523,838
             2,400 Williams-Sonoma, Inc. (b).............        79,104
                                                          -------------
                                                              5,662,543
                                                          -------------

                   TEXTILES, APPAREL & LUXURY GOODS--0.9%
             2,400 Coach, Inc. (b).......................       108,456
             2,800 Liz Claiborne, Inc....................       100,744
             2,500 NIKE, Inc. (Class B)..................       189,375
             3,600 The Timberland Co. (Class A) (b)......       232,524
                                                          -------------
                                                                631,099
                                                          -------------

                                                             VALUE
            SHARES                                          (NOTE 1)
          ------------------------------------------------------------

                     THRIFTS & MORTGAGE FINANCE--1.2%
              11,900 Federal National Mortgage Association $   849,184
                                                           -----------

                     TOBACCO--0.9%
              11,800 Altria Group, Inc....................     590,590
                                                           -----------
                     Total Common Stocks
                      (Identified Cost $58,589,110).......  66,999,731
                                                           -----------

          SHORT TERM INVESTMENTS--2.5%
             FACE
            AMOUNT
          ------------------------------------------------------------

                     COMMERCIAL PAPER--2.5%
          $1,686,000 State Street Boston Corp.
                      1.100%, 07/01/04.................... $ 1,686,000
                                                           -----------
                     Total Short Term Investments
                      (Identified Cost $1,686,000)........   1,686,000
                                                           -----------
                     Total Investments--99.9%
                      (Identified Cost $60,275,110) (a)...  68,685,731
                     Other assets less liabilities........      72,498
                                                           -----------
                     TOTAL NET ASSETS--100%............... $68,758,229
                                                           ===========

 See accompanying notes to statement of investments and financial statements.

                                    MSF-96

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.........................          $ 68,685,731
       Cash.........................................                   411
       Receivable for:
        Securities sold.............................               845,061
        Fund shares sold............................                96,810
        Dividends and interest......................                41,019
                                                              ------------
         Total Assets...............................            69,669,032
     LIABILITIES
       Payable for:
        Fund shares redeemed........................ $104,371
        Securities purchased........................  727,583
       Accrued expenses:
        Management fees.............................   45,744
        Service and distribution fees...............    2,061
        Other expenses..............................   31,044
                                                     --------
         Total Liabilities..........................               910,803
                                                              ------------
     NET ASSETS.....................................          $ 68,758,229
                                                              ============
       Net assets consist of:
        Capital paid in.............................          $ 97,785,352
        Undistributed net investment income (loss)..               (33,140)
        Accumulated net realized gains (losses).....           (37,404,604)
        Unrealized appreciation (depreciation) on
         investments................................             8,410,621
                                                              ------------
     NET ASSETS.....................................          $ 68,758,229
                                                              ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($53,873,498 divided by
      11,760,770 shares outstanding)................          $       4.58
                                                              ============
     CLASS B
     Net asset value and redemption price per
      share ($3,109,392 divided by
      681,716 shares outstanding)...................          $       4.56
                                                              ============
     CLASS E
     Net asset value and redemption price per
      share ($11,775,339 divided by
      2,579,910 shares outstanding).................          $       4.56
                                                              ============
     Identified cost of investments.................          $ 60,275,110
                                                              ============




















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

       INVESTMENT INCOME
         Dividends...............................           $  314,722(a)
         Interest................................               2,880 (b)
                                                            ----------
                                                               317,602
       EXPENSES
         Management fees......................... $271,687
         Service and distribution fees--Class B..    2,826
         Service and distribution fees--Class E..    8,631
         Directors' fees and expenses............   10,633
         Custodian...............................   39,662
         Audit and tax services..................   10,686
         Legal...................................      881
         Printing................................   10,584
         Insurance...............................      801
         Miscellaneous...........................      534
                                                  --------
         Total expenses before reductions........  356,925
         Expense reimbursements..................   (5,860)
         Expense reductions......................   (7,999)    343,066
                                                  --------  ----------
       NET INVESTMENT INCOME (LOSS)..............              (25,464)
                                                            ----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................            1,371,519
       Unrealized appreciation (depreciation) on:
         Investments--net........................             (398,206)
                                                            ----------
       Net gain (loss)...........................              973,313
                                                            ----------
       NET INCREASE (DECREASE) IN NET ASSETS FROM
        OPERATIONS...............................           $  947,849
                                                            ==========

(a)Net of foreign taxes of $691.
(b)Includes income on securities loaned of $199.

                See accompanying notes to financial statements.

                                    MSF-97

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED      YEAR ENDED
                                                                       JUNE 30,   DECEMBER 31,
                                                                         2004         2003
                                                                     -----------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (25,464) $    51,934
  Net realized gain (loss)..........................................   1,371,519   (2,800,920)
  Unrealized appreciation (depreciation)............................    (398,206)  16,172,583
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     947,849   13,423,597
                                                                     -----------  -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (59,610)           0
                                                                     -----------  -----------
  TOTAL DISTRIBUTIONS...............................................     (59,610)           0
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.     428,954    7,688,966
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   1,317,193   21,112,563

NET ASSETS
  Beginning of the period...........................................  67,441,036   46,328,473
                                                                     -----------  -----------
  End of the period................................................. $68,758,229  $67,441,036
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (33,140) $    51,934
                                                                     ===========  ===========






































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2004           DECEMBER 31, 2003
                                                               -----------------------  ------------------------
                                                                 SHARES         $         SHARES          $
                                                               ----------  -----------  ----------  ------------
CLASS A
  Sales.......................................................  1,157,473  $ 5,307,516   6,152,945  $ 24,034,542
  Reinvestments...............................................     12,931       59,610           0             0
  Redemptions................................................. (1,498,023)  (6,857,158) (5,729,150)  (22,707,536)
                                                               ----------  -----------  ----------  ------------
  Net increase (decrease).....................................   (327,619) $(1,490,032)    423,795  $  1,327,006
                                                               ==========  ===========  ==========  ============
CLASS B
  Sales.......................................................    416,007  $ 1,890,445     401,795  $  1,696,091
  Redemptions.................................................    (95,175)    (432,751)    (41,139)     (175,038)
                                                               ----------  -----------  ----------  ------------
  Net increase (decrease).....................................    320,832  $ 1,457,694     360,656  $  1,521,053
                                                               ==========  ===========  ==========  ============
CLASS E
  Sales.......................................................    455,701  $ 2,074,561   1,843,569  $  7,284,870
  Redemptions.................................................   (354,469)  (1,613,269)   (611,249)   (2,443,963)
                                                               ----------  -----------  ----------  ------------
  Net increase (decrease).....................................    101,232  $   461,292   1,232,320  $  4,840,907
                                                               ==========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions.     94,445  $   428,954   2,016,771  $  7,688,966
                                                               ==========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-98

METROPOLITAN SERIES FUND, INC.

 MET/PUTNAM VOYAGER PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                      CLASS A
                               -------------------------------------------------
                               SIX MONTHS                             MAY 1, 2000(A)
                                 ENDED       YEAR ENDED DECEMBER 31,     THROUGH
                                JUNE 30,    ------------------------   DECEMBER 31,
                                  2004       2003     2002     2001        2000
                               ----------   ------- -------  -------  --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $  4.52     $  3.59 $  5.05  $  7.29     $ 10.00
                                -------     ------- -------  -------     -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss).     0.00        0.00    0.00    (0.01)      (0.01)
 Net realized and unrealized
   gain (loss) on investments.     0.07        0.93   (1.46)   (2.23)      (2.70)
                                -------     ------- -------  -------     -------
 Total from investment
   operations.................     0.07        0.93   (1.46)   (2.24)      (2.71)
                                -------     ------- -------  -------     -------
LESS DISTRIBUTIONS
 Distributions from net
   investment income..........    (0.01)       0.00    0.00     0.00        0.00
                                -------     ------- -------  -------     -------
 Total distributions..........    (0.01)       0.00    0.00     0.00        0.00
                                -------     ------- -------  -------     -------
NET ASSET VALUE, END OF PERIOD  $  4.58     $  4.52 $  3.59  $  5.05     $  7.29
                                =======     ======= =======  =======     =======
TOTAL RETURN (%)..............      1.4 (b)    25.9   (28.9)   (30.8)      (27.1)(b)
Ratio of operating expenses
 to average net assets before
 expense reductions (%).......     1.00 (c)    1.00    1.00     1.00        1.00 (c)
Ratio of operating expenses
 to average net assets after
 expense reductions (%) (d)...     0.97 (c)    0.93      --       --          --
Ratio of net investment
 income (loss) to average net
 assets (%)...................    (0.04)(c)    0.12    0.00    (0.25)      (0.23)(c)
Portfolio turnover rate (%)...       56 (c)      90      60       77          70 (c)
Net assets, end of period
 (000)........................  $53,873     $54,654 $41,866  $54,626     $36,932
The ratios of operating
 expenses to average net
 assets without giving effect
 to the contractual expense
 agreement would have been (%)     1.02 (c)    1.07    1.07     1.12        1.39 (c)































                                                                   CLASS B
                                                   ------------------------------------
                                                   SIX MONTHS                MAY 1, 2002(A)
                                                     ENDED       YEAR ENDED     THROUGH
                                                    JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                      2004          2003          2002
                                                   ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............   $ 4.50        $ 3.57        $ 4.39
                                                     ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).....................     0.00          0.00          0.00
 Net realized and unrealized gain (loss) on
   investments....................................     0.06          0.93         (0.82)
                                                     ------        ------        ------
 Total from investment operations.................     0.06          0.93         (0.82)
                                                     ------        ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income.........     0.00          0.00          0.00
                                                     ------        ------        ------
 Total distributions..............................     0.00          0.00          0.00
                                                     ------        ------        ------
NET ASSET VALUE, END OF PERIOD....................   $ 4.56        $ 4.50        $ 3.57
                                                     ======        ======        ======
TOTAL RETURN (%)..................................      1.3 (b)      26.1         (18.7)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)....................     1.25 (c)      1.25          1.25 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).................     1.22 (c)      1.18            --
Ratio of net investment income (loss) to average
 net assets (%)...................................    (0.27)(c)     (0.15)        (0.25)(c)
Portfolio turnover rate (%).......................       56 (c)        90            60
Net assets, end of period (000)...................   $3,109        $1,625        $  0.8
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)............     1.27 (c)      1.32          1.32 (c)































                                                                    CLASS E
                                                  -----------------------------------------
                                                  SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                    ENDED        DECEMBER 31,      THROUGH
                                                   JUNE 30,    ---------------   DECEMBER 31,
                                                     2004        2003    2002        2001
                                                  ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  4.50     $  3.58  $ 5.04      $ 6.14
                                                   -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).....................    0.00        0.00    0.00       (0.01)
 Net realized and unrealized gain (loss) on
   investments....................................    0.06        0.92   (1.46)      (1.09)
                                                   -------     -------  ------      ------
 Total from investment operations.................    0.06        0.92   (1.46)      (1.10)
                                                   -------     -------  ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.........    0.00        0.00    0.00        0.00
                                                   -------     -------  ------      ------
 Total distributions..............................    0.00        0.00    0.00        0.00
                                                   -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD.................... $  4.56     $  4.50  $ 3.58      $ 5.04
                                                   =======     =======  ======      ======
TOTAL RETURN (%)..................................     1.3 (b)    25.7   (29.0)      (17.9)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)....................    1.15 (c)    1.15    1.15        1.15 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d).................    1.12 (c)    1.08      --          --
Ratio of net investment income (loss) to average
 net assets (%)...................................   (0.19)(c)   (0.04)  (0.06)      (0.35)(c)
Portfolio turnover rate (%).......................      56 (c)      90      60          77
Net assets, end of period (000)................... $11,775     $11,162  $4,462      $1,036
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)............    1.17 (c)    1.22    1.22        1.27 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-99

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.0% OF TOTAL NET ASSETS


                                                             VALUE
         SHARES                                             (NOTE 1)
       -----------------------------------------------------------------

                   AEROSPACE & DEFENSE--1.9%
            84,464 General Dynamics Corp................ $     8,387,276
            49,903 Goodrich Corp........................       1,613,364
           364,410 Honeywell International, Inc.........      13,348,338
           190,434 Lockheed Martin Corp.................       9,917,803
           152,550 Northrop Grumman Corp................       8,191,935
           189,964 Raytheon Co..........................       6,795,012
            75,244 Rockwell Collins, Inc................       2,507,130
           357,763 The Boeing Co........................      18,278,112
           218,085 United Technologies Corp.............      19,950,416
                                                         ---------------
                                                              88,989,386
                                                         ---------------

                   AIR FREIGHT & COURIERS--1.0%
           126,755 FedEx Corp...........................      10,354,616
            27,757 Ryder System, Inc....................       1,112,223
           478,286 United Parcel Service, Inc. (Class B)      35,952,759
                                                         ---------------
                                                              47,419,598
                                                         ---------------

                   AIRLINES--0.1%
            52,835 Delta Air Lines, Inc. (c)............         376,185
           335,295 Southwest Airlines Co................       5,622,897
                                                         ---------------
                                                               5,999,082
                                                         ---------------

                   AUTO COMPONENTS--0.2%
            31,471 Cooper Tire & Rubber Co. (c).........         723,833
            63,236 Dana Corp............................       1,239,426
           237,769 Delphi Corp..........................       2,539,373
            80,633 Johnson Controls, Inc................       4,304,189
            74,401 The Goodyear Tire & Rubber Co. (c)...         676,305
            54,922 Visteon Corp.........................         640,940
                                                         ---------------
                                                              10,124,066
                                                         ---------------

                   AUTOMOBILES--0.7%
           776,876 Ford Motor Co........................      12,158,109
           239,583 General Motors Corp. (c).............      11,162,172
           125,238 Harley-Davidson, Inc.................       7,757,242
                                                         ---------------
                                                              31,077,523
                                                         ---------------

                   BEVERAGES--2.6%
            15,774 Adolph Coors Co. (Class B)...........       1,141,091
           341,251 Anheuser-Busch Cos., Inc.............      18,427,554
            51,536 Brown-Forman Corp. (Class B) (c).....       2,487,643
           199,462 Coca-Cola Enterprises, Inc...........       5,782,403
           109,279 Pepsi Bottling Group, Inc............       3,337,381
           724,337 PepsiCo, Inc.........................      39,027,278
         1,033,524 The Coca-Cola Co.....................      52,172,291
                                                         ---------------
                                                             122,375,641
                                                         ---------------

                   BIOTECHNOLOGY--1.2%
           539,596 Amgen, Inc. (b)......................      29,445,754
           144,169 Biogen Idec, Inc. (b)................       9,118,689
            80,178 Chiron Corp. (b).....................       3,579,146
            96,119 Genzyme Corp. (b)....................       4,549,312

                                                               VALUE
       SHARES                                                 (NOTE 1)
     ---------------------------------------------------------------------

                 BIOTECHNOLOGY--(CONTINUED)
          90,749 Gilead Sciences, Inc. (b)................ $     6,080,183
         105,553 MedImmune, Inc. (b) (c)..................       2,469,940
                                                           ---------------
                                                                55,243,024
                                                           ---------------

                 BUILDING PRODUCTS--0.2%
          91,255 American Standard Cos., Inc. (b).........       3,678,489
         185,867 Masco Corp...............................       5,795,333
                                                           ---------------
                                                                 9,473,822
                                                           ---------------

                 CAPITAL MARKETS--3.4%
         155,063 E*TRADE Financial Corp. (b)..............       1,728,952
          45,870 Federated Investors, Inc. (Class B)......       1,391,696
         106,078 Franklin Resources, Inc..................       5,312,386
         883,631 J.P. Morgan Chase & Co...................      34,258,374
         101,567 Janus Capital Group, Inc.................       1,674,840
         117,497 Lehman Brothers Holdings, Inc............       8,841,649
         180,123 Mellon Financial Corp....................       5,283,008
         407,774 Merrill Lynch & Co., Inc.................      22,011,640
         466,425 Morgan Stanley...........................      24,613,247
          93,517 Northern Trust Corp......................       3,953,899
         142,540 State Street Corp........................       6,990,162
          53,758 T. Rowe Price Group, Inc.................       2,709,403
         329,928 The Bank of New York Co., Inc............       9,726,277
          44,525 The Bear Stearns Cos., Inc...............       3,753,903
         579,132 The Charles Schwab Corp..................       5,565,459
         204,771 The Goldman Sachs Group, Inc.............      19,281,237
                                                           ---------------
                                                               157,096,132
                                                           ---------------

                 CHEMICALS--1.5%
          96,446 Air Products & Chemicals, Inc............       5,058,593
         424,434 E. I. du Pont de Nemours & Co............      18,853,358
          32,857 Eastman Chemical Co......................       1,518,979
         109,034 Ecolab, Inc..............................       3,456,378
          52,730 Engelhard Corp...........................       1,703,706
          21,532 Great Lakes Chemical Corp. (c)...........         582,656
          46,660 Hercules, Inc. (c).......................         568,785
          40,038 International Flavours & Fragrances, Inc.       1,497,421
         112,693 Monsanto Co..............................       4,338,681
          72,804 PPG Industries, Inc......................       4,549,522
         137,895 Praxair, Inc.............................       5,503,389
          95,102 Rohm & Haas Co...........................       3,954,341
          29,337 Sigma-Aldrich Corp.......................       1,748,779
         397,245 The Dow Chemical Co......................      16,167,872
                                                           ---------------
                                                                69,502,460
                                                           ---------------

                 COMMERCIAL BANKS--6.1%
         149,468 AmSouth Bancorp (c)......................       3,806,950
         865,117 Bank of America Corp.....................      73,206,200
         476,051 Bank One Corp............................      24,278,601
         238,086 BB&T Corp................................       8,802,039
          94,963 Charter One Financial, Inc...............       4,196,415
          73,510 Comerica, Inc............................       4,034,229
         238,834 Fifth Third Bancorp......................      12,844,492
          52,608 First Horizon National Corp..............       2,392,086

 See accompanying notes to statement of investments and financial statements.

                                    MSF-100

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
          SHARES                                            (NOTE 1)
        ----------------------------------------------------------------

                    COMMERCIAL BANKS--(CONTINUED)
             97,344 Huntington Bancshares, Inc.......... $     2,229,178
            174,116 KeyCorp.............................       5,204,327
             50,297 M&T Bank Corp.......................       4,390,928
             94,262 Marshall & Ilsley Corp..............       3,684,702
            286,883 National City Corp..................      10,043,774
             73,397 North Fork Bancorp., Inc. (c).......       2,792,756
            119,674 PNC Financial Services Group, Inc...       6,352,296
             93,133 Regions Financial Corp..............       3,404,011
            139,936 SouthTrust Corp.....................       5,430,916
            119,840 SunTrust Banks, Inc.................       7,788,402
            129,324 Synovus Financial Corp. (c).........       3,274,484
            804,244 U.S. Bancorp........................      22,164,965
             80,630 Union Planters Corp.................       2,403,580
            557,884 Wachovia Corp.......................      24,825,838
            716,074 Wells Fargo & Co....................      40,980,915
             37,990 Zions Bancorp.......................       2,334,485
                                                         ---------------
                                                             280,866,569
                                                         ---------------

                    COMMERCIAL SERVICES & SUPPLIES--1.1%
            134,632 Allied Waste Industries, Inc. (b)...       1,774,450
             74,924 Apollo Group, Inc. (Class A) (b)....       6,615,040
             46,873 Avery Dennison Corp.................       3,000,341
            432,802 Cendant Corp........................      10,594,993
             72,640 Cintas Corp.........................       3,462,749
             21,169 Deluxe Corp.........................         920,851
             58,120 Equifax, Inc........................       1,438,470
             74,245 H&R Block, Inc. (c).................       3,540,002
             49,730 Monster Worldwide, Inc. (b).........       1,279,056
             98,074 Pitney Bowes, Inc...................       4,339,774
             92,181 R.R. Donnelley & Sons Co............       3,043,817
             72,811 Robert Half International, Inc......       2,167,583
            246,334 Waste Management, Inc...............       7,550,137
                                                         ---------------
                                                              49,727,263
                                                         ---------------

                    COMMUNICATIONS EQUIPMENT--3.0%
            343,238 ADC Telecommunications, Inc. (b)....         974,796
             68,168 Andrew Corp. (b) (c)................       1,364,042
            188,272 Avaya, Inc. (b) (c).................       2,972,815
            240,881 CIENA Corp. (b).....................         896,077
          2,869,082 Cisco Systems, Inc. (b).............      67,997,243
             83,012 Comverse Technology, Inc. (b).......       1,655,259
            582,262 Corning, Inc. (b)...................       7,604,342
            611,098 JDS Uniphase Corp. (b)..............       2,316,061
          1,818,499 Lucent Technologies, Inc. (b) (c)...       6,873,926
            994,702 Motorola, Inc.......................      18,153,312
             39,559 QLogic Corp. (b)....................       1,051,874
            343,787 QUALCOMM, Inc.......................      25,089,575
             64,991 Scientific-Atlanta, Inc.............       2,242,190
            176,431 Tellabs, Inc. (b) (c)...............       1,542,007
                                                         ---------------
                                                             140,733,519
                                                         ---------------

                    COMPUTERS & PERIPHERALS--3.5%
            161,262 Apple Computer, Inc. (b)............       5,247,466
          1,070,571 Dell, Inc. (b)......................      38,347,853

                                                               VALUE
       SHARES                                                 (NOTE 1)
     ---------------------------------------------------------------------

                 COMPUTERS & PERIPHERALS--(CONTINUED)
       1,037,016 EMC Corp. (b)............................ $    11,821,982
         158,015 Gateway, Inc. (b)........................         711,068
       1,293,921 Hewlett-Packard Co.......................      27,301,733
         715,149 International Business Machines Corp.....      63,040,384
          55,134 Lexmark International, Inc. (Class A) (b)       5,322,085
          40,141 NCR Corp. (b)............................       1,990,592
         147,460 Network Appliance, Inc. (b)..............       3,174,814
       1,411,342 Sun Microsystems, Inc. (b)...............       6,125,224
                                                           ---------------
                                                               163,083,201
                                                           ---------------

                 CONSTRUCTION & ENGINEERING--0.0%
          35,231 Fluor Corp...............................       1,679,462
                                                           ---------------

                 CONSTRUCTION MATERIALS--0.0%
          43,326 Vulcan Materials Co......................       2,060,151
                                                           ---------------

                 CONSUMER FINANCE--1.3%
         542,235 American Express Co......................      27,860,034
         101,736 Capital One Financial Corp...............       6,956,708
         542,149 MBNA Corp................................      13,982,023
         123,555 Providian Financial Corp.................       1,812,552
         186,259 SLM Corp.................................       7,534,176
                                                           ---------------
                                                                58,145,493
                                                           ---------------

                 CONTAINERS & PACKAGING--0.2%
          23,915 Ball Corp................................       1,723,076
          45,370 Bemis Co., Inc...........................       1,281,702
          64,999 Pactiv Corp. (b).........................       1,621,075
          35,782 Sealed Air Corp. (b).....................       1,906,107
          23,488 Temple-Inland, Inc. (c)..................       1,626,544
                                                           ---------------
                                                                 8,158,504
                                                           ---------------

                 DISTRIBUTORS--0.1%
          74,020 Genuine Parts Co. (c)....................       2,937,114
                                                           ---------------

                 DIVERSIFIED FINANCIAL SERVICES--2.4%
       2,194,400 Citigroup, Inc...........................     102,039,600
          63,522 Moody's Corp.............................       4,107,332
         135,446 Principal Financial Group, Inc...........       4,710,812
                                                           ---------------
                                                               110,857,744
                                                           ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
         130,765 ALLTEL Corp..............................       6,619,324
         336,875 AT&T Corp................................       4,928,481
         778,366 BellSouth Corp...........................      20,408,757
          58,927 CenturyTel, Inc. (c).....................       1,770,167
         121,969 Citizens Communications Co. (c)..........       1,475,825
         757,146 Qwest Communications International, Inc..       2,718,154
       1,405,319 SBC Communications, Inc..................      34,078,986
         605,225 Sprint Corp. (FON Group).................      10,651,960
       1,175,518 Verizon Communications, Inc..............      42,541,996
                                                           ---------------
                                                               125,193,650
                                                           ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-101

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
         -------------------------------------------------------------

                     ELECTRIC UTILITIES--1.9%
              53,876 Allegheny Energy, Inc. (c)....... $       830,229
              77,501 Ameren Corp......................       3,329,443
             167,884 American Electric Power Co., Inc.       5,372,288
             130,350 CenterPoint Energy, Inc. (c).....       1,499,025
              76,336 Cinergy Corp.....................       2,900,768
              69,396 CMS Energy Corp. (c).............         633,585
             102,239 Consolidated Edison, Inc.........       4,065,023
              73,596 DTE Energy Co....................       2,983,582
             138,250 Edison International.............       3,535,052
              97,711 Entergy Corp.....................       5,472,793
             280,470 Exelon Corp......................       9,336,846
             139,958 FirstEnergy Corp.................       5,235,829
              78,421 FPL Group, Inc...................       5,015,023
              67,962 KeySpan Corp. (c)................       2,494,205
             111,770 NiSource, Inc....................       2,304,697
             177,810 PG&E Corp........................       4,968,011
              38,766 Pinnacle West Capital Corp.......       1,565,759
              75,454 PPL Corp.........................       3,463,339
             104,630 Progress Energy, Inc.............       4,608,951
              79,931 TECO Energy, Inc. (c)............         958,373
             312,925 The Southern Co..................       9,121,764
             137,417 TXU Corp.........................       5,566,763
             169,429 Xcel Energy, Inc.................       2,831,159
                                                       ---------------
                                                            88,092,507
                                                       ---------------

                     ELECTRICAL EQUIPMENT--0.4%
              84,943 American Power Conversion Corp...       1,669,130
              39,252 Cooper Industries, Ltd. (Class A)       2,331,961
             179,012 Emerson Electric Co..............      11,376,213
              35,512 Power-One, Inc. (b)..............         389,922
              78,877 Rockwell Automation, Inc.........       2,958,676
              24,931 Thomas & Betts Corp..............         678,871
                                                       ---------------
                                                            19,404,773
                                                       ---------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
             204,292 Agilent Technologies, Inc. (b)...       5,981,670
              85,171 Jabil Circuit, Inc. (b)..........       2,144,606
              80,464 Molex, Inc. (c)..................       2,581,285
              54,190 PerkinElmer, Inc.................       1,085,967
             221,039 Sanmina-SCI Corp. (b)............       2,011,455
             407,957 Solectron Corp. (b)..............       2,639,482
              99,504 Symbol Technologies, Inc.........       1,466,689
              35,912 Tektronix, Inc...................       1,221,726
              70,318 Thermo Electron Corp. (b)........       2,161,575
              50,714 Waters Corp. (b).................       2,423,115
                                                       ---------------
                                                            23,717,570
                                                       ---------------

                     ENERGY EQUIPMENT & SERVICES--1.1%
             141,341 Baker Hughes, Inc................       5,321,489
              68,274 BJ Services Co. (b)..............       3,129,680
             138,556 Dominion Resources, Inc..........       8,740,112
             186,763 Halliburton Co...................       5,651,448
              63,039 Nabors Industries, Ltd. (b)......       2,850,624
              57,213 Noble Corp. (b)..................       2,167,801

                                                              VALUE
         SHARES                                              (NOTE 1)
       ------------------------------------------------------------------

                   ENERGY EQUIPMENT & SERVICES--(CONTINUED)
            44,891 Rowan Cos., Inc....................... $     1,092,198
           249,999 Schlumberger, Ltd.....................      15,877,437
           136,126 Transocean, Inc.......................       3,939,486
                                                          ---------------
                                                               48,770,275
                                                          ---------------

                   FOOD & STAPLES RETAILING--3.3%
           156,067 Albertson's, Inc. (c).................       4,142,018
           194,762 Costco Wholesale Corp.................       7,998,875
           168,586 CVS Corp..............................       7,083,984
           189,377 Safeway, Inc. (b).....................       4,798,813
            57,201 Supervalu, Inc........................       1,750,923
           271,326 Sysco Corp............................       9,732,464
           315,077 The Kroger Co. (b)....................       5,734,401
         1,819,836 Wal-Mart Stores, Inc..................      96,014,547
           434,752 Walgreen Co...........................      15,742,370
            60,320 Winn-Dixie Stores, Inc. (c)...........         434,304
                                                          ---------------
                                                              153,432,699
                                                          ---------------

                   FOOD PRODUCTS--1.2%
           275,802 Archer-Daniels-Midland Co.............       4,627,958
           174,385 Campbell Soup Co......................       4,687,469
           224,219 ConAgra Foods, Inc....................       6,071,850
           160,371 General Mills, Inc....................       7,622,434
           149,404 H.J. Heinz Co.........................       5,856,637
           110,058 Hershey Foods Corp....................       5,092,384
           174,252 Kellogg Co............................       7,292,446
            58,348 McCormick & Co., Inc..................       1,983,832
           335,360 Sara Lee Corp.........................       7,709,926
            95,304 Wm. Wrigley Jr. Co....................       6,008,917
                                                          ---------------
                                                               56,953,853
                                                          ---------------

                   GAS UTILITIES--0.0%
            18,695 Nicor, Inc. (c).......................         635,069
            15,930 Peoples Energy Corp. (c)..............         671,450
                                                          ---------------
                                                                1,306,519
                                                          ---------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
            85,644 Applera Corp..........................       1,862,757
            22,471 Bausch & Lomb, Inc....................       1,462,188
           260,077 Baxter International, Inc.............       8,975,257
           107,473 Becton, Dickinson & Co................       5,567,101
           107,957 Biomet, Inc...........................       4,797,609
           354,349 Boston Scientific Corp. (b)...........      15,166,137
            44,274 C.R. Bard, Inc........................       2,508,122
           133,094 Guidant Corp..........................       7,437,293
            66,213 Hospira, Inc. (b).....................       1,827,479
           514,370 Medtronic, Inc........................      25,060,107
            20,933 Millipore Corp........................       1,179,993
            74,750 St. Jude Medical, Inc. (b)............       5,654,838
           169,810 Stryker Corp..........................       9,339,550
           103,545 Zimmer Holdings, Inc. (b).............       9,132,669
                                                          ---------------
                                                               99,971,100
                                                          ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-102

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

                HEALTH CARE PROVIDERS & SERVICES--2.0%
         64,664 Aetna, Inc.................................. $     5,496,440
         47,654 AmerisourceBergen Corp. (c).................       2,848,756
         58,823 Anthem, Inc. (b) (c)........................       5,268,188
        182,628 Cardinal Health, Inc........................      12,793,091
        194,086 Caremark Rx, Inc. (b).......................       6,393,193
         60,002 CIGNA Corp..................................       4,128,738
         33,068 Express Scripts, Inc. (Class A) (b).........       2,619,978
        206,065 HCA, Inc....................................       8,570,243
        103,136 Health Management Associates, Inc. (Class A)       2,312,309
         68,517 Humana, Inc.................................       1,157,937
         99,709 IMS Health, Inc.............................       2,337,179
         37,718 Manor Care, Inc.............................       1,232,624
        124,246 McKesson Corp...............................       4,265,365
        115,020 Medco Health Solutions, Inc. (b)............       4,313,250
         43,904 Quest Diagnostics, Inc......................       3,729,645
        197,511 Tenet Healthcare Corp. (b) (c)..............       2,648,623
        261,311 UnitedHealth Group, Inc.....................      16,266,610
         66,046 WellPoint Health Networks, Inc. (b).........       7,397,812
                                                             ---------------
                                                                  93,779,981
                                                             ---------------

                HOTELS, RESTAURANTS & LEISURE--1.3%
        268,463 Carnival Corp...............................      12,617,761
         68,309 Darden Restaurants, Inc.....................       1,403,750
         47,870 Harrah's Entertainment, Inc.................       2,589,767
        162,676 Hilton Hotels Corp..........................       3,035,534
        148,056 International Game Technology...............       5,714,962
         95,982 Marriott International, Inc. (Class A)......       4,787,582
        534,248 McDonald's Corp.............................      13,890,448
        168,255 Starbucks Corp. (b).........................       7,315,727
         87,833 Starwood Hotels & Resorts Worldwide, Inc.
                 (Class B)..................................       3,939,310
         48,405 Wendy's International, Inc..................       1,686,430
        122,803 Yum! Brands, Inc............................       4,570,728
                                                             ---------------
                                                                  61,551,999
                                                             ---------------

                HOUSEHOLD DURABLES--0.5%
         33,597 Black & Decker Corp.........................       2,087,382
         52,344 Centex Corp.................................       2,394,738
         62,057 Fortune Brands, Inc.........................       4,680,959
         19,822 KB Home.....................................       1,360,384
         81,461 Leggett & Platt, Inc........................       2,175,823
         33,490 Maytag Corp. (c)............................         820,840
        116,605 Newell Rubbermaid, Inc. (c).................       2,740,217
         53,794 Pulte Homes, Inc............................       2,798,902
         24,669 Snap-On, Inc................................         827,645
         34,650 The Stanley Works (c).......................       1,579,347
         29,275 Whirlpool Corp..............................       2,008,265
                                                             ---------------
                                                                  23,474,502
                                                             ---------------

                HOUSEHOLD PRODUCTS--2.0%
        225,779 Colgate-Palmolive Co........................      13,196,782
        212,726 Kimberly-Clark Corp.........................      14,014,389
         90,018 The Clorox Co...............................       4,841,168
      1,090,774 The Procter & Gamble Co.....................      59,381,737
                                                             ---------------
                                                                  91,434,076
                                                             ---------------

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  IT SERVICES--1.2%
           57,723 Affiliated Computer Services, Inc.
                   (Class A) (b)......................... $     3,055,856
          250,551 Automatic Data Processing, Inc.........      10,493,076
           79,594 Computer Sciences Corp. (b)............       3,695,549
           60,810 Convergys Corp. (b)....................         936,474
          205,535 Electronic Data Systems Corp. (c)......       3,935,995
          370,214 First Data Corp........................      16,481,927
           82,725 Fiserv, Inc. (b).......................       3,217,175
          160,253 Paychex, Inc...........................       5,429,372
           59,001 Sabre Holdings Corp. (Class A).........       1,634,918
          123,104 SunGard Data Systems, Inc. (b).........       3,200,704
          141,434 Unisys Corp............................       1,963,104
                                                          ---------------
                                                               54,044,150
                                                          ---------------

                  INDUSTRIAL CONGLOMERATES--4.5%
          331,872 3M Co..................................      29,871,799
        4,478,494 General Electric Co....................     145,103,205
           58,396 Textron, Inc...........................       3,465,803
          850,992 Tyco International, Ltd................      28,201,875
                                                          ---------------
                                                              206,642,682
                                                          ---------------

                  INSURANCE--4.5%
          120,145 ACE, Ltd...............................       5,079,731
          215,812 AFLAC, Inc.............................       8,807,288
           45,998 Ambac Financial Group, Inc.............       3,378,093
        1,106,740 American International Group, Inc......      78,888,427
          133,709 Aon Corp. (c)..........................       3,806,695
           71,395 Cincinnati Financial Corp..............       3,107,110
          123,913 Hartford Financial Services Group, Inc.       8,517,780
           59,332 Jefferson-Pilot Corp...................       3,014,066
           75,657 Lincoln National Corp..................       3,574,793
           78,708 Loews Corp.............................       4,719,332
          222,050 Marsh & McLennan Cos., Inc.............      10,076,629
           61,268 MBIA, Inc. (c).........................       3,499,628
          317,563 MetLife, Inc...........................      11,384,633
          223,196 Prudential Financial, Inc..............      10,371,918
           59,113 Safeco Corp............................       2,600,972
          298,143 The Allstate Corp......................      13,878,557
           80,501 The Chubb Corp.........................       5,488,558
           92,252 The Progressive Corp...................       7,869,095
          283,069 The St. Paul Travelers Cos., Inc.......      11,475,617
           47,231 Torchmark, Inc. (c)....................       2,541,028
          125,724 UnumProvident Corp. (c)................       1,999,012
           58,610 XL Capital, Ltd. (Class A).............       4,422,711
                                                          ---------------
                                                              208,501,673
                                                          ---------------

                  INTERNET & CATALOG RETAIL--0.6%
          278,936 eBay, Inc. (b).........................      25,648,165
                                                          ---------------

                  INTERNET SOFTWARE & SERVICES--0.5%
          571,453 Yahoo!, Inc. (b).......................      20,760,888
                                                          ---------------

                  INVESTMENT COMPANY--0.6%
          235,500 SPDR Trust, Series 1 (c)...............      26,971,815
                                                          ---------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-103

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

                LEISURE EQUIPMENT & PRODUCTS--0.2%
         40,191 Brunswick Corp.............................. $     1,639,793
        121,616 Eastman Kodak Co............................       3,281,199
         74,843 Hasbro, Inc.................................       1,422,017
        179,235 Mattel, Inc.................................       3,271,039
                                                             ---------------
                                                                   9,614,048
                                                             ---------------

                MACHINERY--1.4%
        145,078 Caterpillar, Inc............................      11,524,996
         25,264 Crane Co....................................         793,037
         18,289 Cummins, Inc. (c)...........................       1,143,063
        130,680 Danaher Corp................................       6,775,758
        105,631 Deere & Co..................................       7,408,958
         86,246 Dover Corp..................................       3,630,957
         63,904 Eaton Corp..................................       4,137,145
        131,436 Illinois Tool Works, Inc....................      12,603,398
         73,533 Ingersoll-Rand Co., Ltd. (Class A)..........       5,023,039
         39,299 ITT Industries, Inc.........................       3,261,817
         29,624 Navistar International Corp. (c)............       1,148,226
         74,447 PACCAR, Inc.................................       4,317,182
         53,082 Pall Corp...................................       1,390,218
         50,731 Parker Hannifin Corp........................       3,016,465
                                                             ---------------
                                                                  66,174,259
                                                             ---------------

                MEDIA--3.5%
        260,660 Clear Channel Communications, Inc...........       9,631,387
        951,526 Comcast Corp. (Class A).....................      26,671,274
         34,704 Dow Jones & Co., Inc........................       1,565,150
        115,626 Gannett Co., Inc............................       9,810,866
         33,395 Knight-Ridder, Inc..........................       2,404,440
         21,320 Meredith Corp...............................       1,171,747
         63,094 New York Times Co. (Class A)................       2,820,933
         80,218 Omnicom Group, Inc..........................       6,087,744
        177,759 The Interpublic Group of Cos., Inc. (b).....       2,440,631
         80,834 The McGraw-Hill Cos., Inc...................       6,189,459
        870,799 The Walt Disney Co..........................      22,196,667
      1,934,726 Time Warner, Inc. (b).......................      34,012,483
        139,040 Tribune Co..................................       6,331,882
        137,234 Univision Communications, Inc. (Class A) (b)       4,381,882
        735,195 Viacom, Inc. (Class B)......................      26,261,165
                                                             ---------------
                                                                 161,977,710
                                                             ---------------

                METALS & MINING--0.7%
        368,914 Alcoa, Inc..................................      12,185,229
         34,488 Allegheny Technologies, Inc.................         622,508
         75,127 Freeport-McMoRan Copper & Gold, Inc.
                 (Class B)..................................       2,490,460
        188,001 Newmont Mining Corp.........................       7,286,919
         33,493 Nucor Corp..................................       2,570,923
         39,674 Phelps Dodge Corp...........................       3,075,132
         48,076 United States Steel Corp....................       1,688,429
         36,793 Worthington Industries, Inc.................         755,360
                                                             ---------------
                                                                  30,674,960
                                                             ---------------

                                                             VALUE
         SHARES                                             (NOTE 1)
       -----------------------------------------------------------------

                   MULTI-UTILITIES--0.5%
           176,539 Calpine Corp. (b) (c)................ $       762,648
            71,495 Constellation Energy Group, Inc......       2,709,660
           388,209 Duke Energy Co.......................       7,876,761
           160,803 Dynegy, Inc. (Class A) (c)...........         685,021
           100,397 Public Service Enterprise Group, Inc.       4,018,892
            97,492 Sempra Energy........................       3,356,650
           270,367 The AES Corp. (b)....................       2,684,744
                                                         ---------------
                                                              22,094,376
                                                         ---------------

                   MULTILINE RETAIL--1.0%
            48,882 Big Lots, Inc. (b) (c)...............         706,834
            35,438 Dillard's, Inc. (Class A)............         790,267
           139,898 Dollar General Corp..................       2,736,405
            72,780 Family Dollar Stores, Inc............       2,213,968
            76,297 Federated Department Stores, Inc.....       3,746,183
           119,714 J.C. Penney Co., Inc.................       4,520,401
           144,692 Kohl's Corp. (b).....................       6,117,578
            59,033 Nordstrom, Inc.......................       2,515,396
            90,291 Sears Roebuck & Co. (c)..............       3,409,388
           387,601 Target Corp..........................      16,461,414
           123,413 The May Department Stores Co.........       3,392,623
                                                         ---------------
                                                              46,610,457
                                                         ---------------

                   OFFICE ELECTRONICS--0.1%
           339,565 Xerox Corp. (c)......................       4,923,693
                                                         ---------------

                   OIL & GAS--5.5%
            38,198 Amerada Hess Corp....................       3,024,900
           106,877 Anadarko Petroleum Corp..............       6,262,992
           138,003 Apache Corp..........................       6,010,031
            29,861 Ashland, Inc.........................       1,576,959
           168,343 Burlington Resources, Inc............       6,090,650
           454,053 ChevronTexaco Corp...................      42,730,928
           291,018 ConocoPhillips.......................      22,201,763
           101,752 Devon Energy Corp....................       6,715,632
           271,996 El Paso Corp. (c)....................       2,143,328
            49,461 EOG Resources, Inc...................       2,953,316
         2,775,118 Exxon Mobil Corp.....................     123,242,990
            63,483 Kerr-McGee Corp......................       3,413,481
            52,648 Kinder Morgan, Inc...................       3,121,500
           146,570 Marathon Oil Corp....................       5,546,209
           165,992 Occidental Petroleum Corp............       8,035,673
            32,067 Sunoco, Inc..........................       2,040,103
           220,575 The Williams Cos., Inc. (c)..........       2,624,843
           111,831 Unocal Corp..........................       4,249,578
            54,623 Valero Energy Corp...................       4,028,992
                                                         ---------------
                                                             256,013,868
                                                         ---------------

                   PAPER & FOREST PRODUCTS--0.5%
           108,183 Georgia-Pacific Corp.................       4,000,607
           206,004 International Paper Co...............       9,208,379
            46,167 Louisiana-Pacific Corp...............       1,091,850

 See accompanying notes to statement of investments and financial statements.

                                    MSF-104

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    ------------------------------------------------------------------------

                PAPER & FOREST PRODUCTS--(CONTINUED)
         85,516 MeadWestvaco Corp........................... $     2,513,315
        102,327 Weyerhaeuser Co.............................       6,458,880
                                                             ---------------
                                                                  23,273,031
                                                             ---------------

                PERSONAL PRODUCTS--0.6%
         38,392 Alberto-Culver Co. (Class B)................       1,924,975
        200,225 Avon Products, Inc..........................       9,238,381
        425,797 The Gillette Co.............................      18,053,793
                                                             ---------------
                                                                  29,217,149
                                                             ---------------

                PHARMACEUTICALS--7.7%
        661,813 Abbott Laboratories.........................      26,975,498
         55,736 Allergan, Inc...............................       4,989,487
        825,045 Bristol-Myers Squibb Co.....................      20,213,602
        479,272 Eli Lilly & Co..............................      33,505,906
        156,938 Forest Laboratories, Inc. (b)...............       8,887,399
      1,259,658 Johnson & Johnson...........................      70,162,951
        102,425 King Pharmaceuticals, Inc. (b)..............       1,172,766
        942,901 Merck & Co., Inc............................      44,787,797
        113,955 Mylan Laboratories, Inc.....................       2,307,589
      3,237,842 Pfizer, Inc.................................     110,993,224
        624,548 Schering-Plough Corp........................      11,541,647
         46,196 Watson Pharmaceuticals, Inc. (b)............       1,242,672
        565,836 Wyeth.......................................      20,460,630
                                                             ---------------
                                                                 357,241,168
                                                             ---------------

                REAL ESTATE--0.4%
         39,939 Apartment Investment & Management Co. (REIT)
                 (Class A)..................................       1,243,301
        171,255 Equity Office Properties Trust (REIT).......       4,658,136
        118,890 Equity Residential (REIT)...................       3,534,600
         77,753 Plum Creek Timber Co., Inc. (REIT)..........       2,533,193
         76,956 ProLogis (REIT).............................       2,533,391
         88,300 Simon Property Group, Inc. (REIT)...........       4,540,386
                                                             ---------------
                                                                  19,043,007
                                                             ---------------

                ROAD & RAIL--0.4%
        157,373 Burlington Northern Santa Fe Corp...........       5,519,071
         91,094 CSX Corp....................................       2,985,150
        166,365 Norfolk Southern Corp.......................       4,412,000
        109,957 Union Pacific Corp..........................       6,536,944
                                                             ---------------
                                                                  19,453,165
                                                             ---------------

                SEMICONDUCTORS & EQUIPMENT--3.5%
        150,034 Advanced Micro Devices, Inc. (b) (c)........       2,385,541
        158,845 Altera Corp. (b)............................       3,529,536
        159,487 Analog Devices, Inc.........................       7,508,648
        715,339 Applied Materials, Inc. (b).................      14,034,951
        132,281 Applied Micro Circuits Corp. (b)............         703,735
        133,282 Broadcom Corp. (Class A) (b)................       6,233,599
      2,744,546 Intel Corp..................................      75,749,470
         83,413 KLA-Tencor Corp. (b)........................       4,118,934
        131,294 Linear Technology Corp......................       5,182,174
        162,139 LSI Logic Corp. (b).........................       1,235,499

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  SEMICONDUCTORS & EQUIPMENT--(CONTINUED)
          136,735 Maxim Integrated Products, Inc. (b).... $     7,167,649
          259,066 Micron Technology, Inc.................       3,966,300
          152,234 National Semiconductor Corp. (b).......       3,347,626
           62,739 Novellus Systems, Inc. (b).............       1,972,514
           70,408 NVIDIA Corp. (b).......................       1,443,364
           74,940 PMC-Sierra, Inc. (b)...................       1,075,389
           82,310 Teradyne, Inc. (b) (c).................       1,868,437
          734,553 Texas Instruments, Inc.................      17,761,491
          147,287 Xilinx, Inc............................       4,906,130
                                                          ---------------
                                                              164,190,987
                                                          ---------------

                  SOFTWARE--4.4%
          101,303 Adobe Systems, Inc.....................       4,710,590
           48,161 Autodesk, Inc..........................       2,061,772
           94,546 BMC Software, Inc. (b).................       1,749,101
           72,223 Citrix Systems, Inc. (b)...............       1,470,460
          248,147 Computer Associates International, Inc.       6,963,005
          163,866 Compuware Corp. (b)....................       1,081,516
          128,441 Electronic Arts, Inc. (b)..............       7,006,457
           81,281 Intuit, Inc. (b).......................       3,135,821
           39,122 Mercury Interactive Corp. (b)..........       1,949,449
        4,580,479 Microsoft Corp.........................     130,818,480
          164,079 Novell, Inc. (b).......................       1,376,623
        2,204,373 Oracle Corp. (b).......................      26,298,170
          113,751 Parametric Technology Corp. (b)........         568,755
          154,826 PeopleSoft, Inc. (b)...................       2,864,281
          213,259 Siebel Systems, Inc. (b)...............       2,277,606
          132,320 Symantec Corp. (b) (c).................       5,792,970
          183,242 VERITAS Software Corp. (b).............       5,075,803
                                                          ---------------
                                                              205,200,859
                                                          ---------------

                  SPECIALTY RETAIL--2.3%
          113,451 AutoNation, Inc. (b)...................       1,940,012
           35,279 AutoZone, Inc. (b).....................       2,825,848
          127,501 Bed Bath & Beyond, Inc. (b)............       4,902,413
          137,689 Best Buy Co., Inc......................       6,986,340
           37,197 Boise Cascade Corp. (c)................       1,400,095
           84,349 Circuit City Stores, Inc. (c)..........       1,092,320
          199,972 Limited Brands, Inc....................       3,739,476
          333,598 Lowe's Cos., Inc.......................      17,530,575
          132,760 Office Depot, Inc. (b).................       2,377,732
           68,246 RadioShack Corp........................       1,953,883
          211,060 Staples, Inc...........................       6,186,169
          381,993 The Gap, Inc...........................       9,263,330
          943,182 The Home Depot, Inc....................      33,200,006
           60,762 The Sherwin-Williams Co................       2,524,661
           62,118 Tiffany & Co...........................       2,289,048
          210,012 TJX Cos., Inc..........................       5,069,690
           90,788 Toys "R" Us, Inc. (b)..................       1,446,253
                                                          ---------------
                                                              104,727,851
                                                          ---------------

                  TEXTILES, APPAREL & LUXURY GOODS--0.3%
           53,517 Jones Apparel Group, Inc...............       2,112,851
           47,076 Liz Claiborne, Inc.....................       1,693,794

 See accompanying notes to statement of investments and financial statements.

                                    MSF-105

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                  VALUE
       SHARES                                                    (NOTE 1)
     ------------------------------------------------------------------------

                    TEXTILES, APPAREL & LUXURY GOODS--(CONTINUED)
         112,020    NIKE, Inc. (Class B)..................... $     8,485,515
          25,445    Reebok International, Ltd................         915,511
          46,621    VF Corp..................................       2,270,443
                                                              ---------------
                                                                   15,478,114
                                                              ---------------

                    THRIFTS & MORTGAGE FINANCE--1.8%
         118,550    Countrywide Financial Corp...............       8,328,138
         292,137    Federal Home Loan Mortgage Corp..........      18,492,272
         411,217    Federal National Mortgage Association....      29,344,445
          64,768    Golden West Financial Corp...............       6,888,077
          41,920    MGIC Investment Corp. (c)................       3,180,051
         129,768    Sovereign Bancorp, Inc...................       2,867,873
         367,000    Washington Mutual, Inc...................      14,180,880
                                                              ---------------
                                                                   83,281,736
                                                              ---------------

                    TOBACCO--1.0%
         870,211    Altria Group, Inc........................      43,554,061
          36,177    R.J. Reynolds Tobacco Holdings, Inc. (c).       2,445,203
          70,232    UST, Inc.................................       2,528,352
                                                              ---------------
                                                                   48,527,616
                                                              ---------------

                    TRADING COMPANIES & DISTRIBUTORS--0.1%
          38,558    W.W. Grainger, Inc.......................       2,217,085
                                                              ---------------

                    WIRELESS TELECOMMUNICATION SERVICES--0.6%
       1,157,292    AT&T Wireless Services, Inc. (b).........      16,572,421
         470,919    Nextel Communications, Inc. (Class A) (b)      12,554,701
                                                              ---------------
                                                                   29,127,122
                                                              ---------------
                    Total Common Stocks
                     (Identified Cost $3,964,553,891)........   4,544,264,892
                                                              ---------------

SHORT TERM INVESTMENTS--2.0%

           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                    COMMERCIAL PAPER--0.4%
        $20,000,000 UBS Finance, Inc.
                     1.250%, 08/31/04.................... $   19,957,639
                                                          --------------

                    DISCOUNT NOTES--1.6%
         31,500,000 Federal Home Loan Bank
                     1.300%, 07/01/04....................     31,500,000
         40,000,000 Federal Home Loan Mortgage Corp.
                     1.390%, 09/07/04....................     39,894,978
                                                          --------------
                                                              71,394,978
                                                          --------------
                    Total Short Term Investments
                     (Identified Cost $91,352,617).......     91,352,617
                                                          --------------
                    Total Investments--100.0%
                     (Identified Cost $4,055,906,508) (a)  4,635,617,509
                    Other assets less liabilities........      1,908,419
                                                          --------------

                    TOTAL NET ASSETS--100%                $4,637,525,928
                                                          ==============

FUTURES CONTRACTS

                        NUMBER                            VALUATION
                          OF     EXPIRATION  CONTRACT   AS OF JUNE 30,  UNREALIZED
FUTURES CONTRACTS LONG CONTRACTS    DATE      AMOUNT         2004      APPRECIATION
---------------------- --------- ---------- ----------- -------------- ------------
    S&P Index 500.....    289     9/16/04   $82,084,105  $82,393,900     $309,795
                                                                         ========


 See accompanying notes to statement of investments and financial statements.

                                    MSF-106

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $4,635,617,509
       Cash..................................                     844,421
       Collateral for securities loaned......                 109,088,872
       Receivable for:
        Fund shares sold.....................                  10,772,211
        Futures variation margin.............                     340,522
        Dividends and interest...............                   5,105,455
                                                           --------------
         Total Assets........................               4,761,768,990
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $  3,366,223
        Securities purchased.................   10,243,058
        Return of collateral for securities
         loaned..............................  109,088,872
       Accrued expenses:
        Management fees......................      921,890
        Service and distribution fees........       96,195
        Other expenses.......................      526,824
                                              ------------
         Total Liabilities...................                 124,243,062
                                                           --------------
     NET ASSETS..............................              $4,637,525,928
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $4,068,599,467
        Undistributed net investment
         income..............................                  29,651,054
        Accumulated net realized gains
         (losses)............................                 (40,745,389)
        Unrealized appreciation
         (depreciation) on investments and
         futures contracts...................                 580,020,796
                                                           --------------
     NET ASSETS..............................              $4,637,525,928
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($4,034,714,005 divided by
      133,807,534 shares outstanding)........              $        30.15
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($347,302,669 divided by
      11,777,786 shares outstanding).........              $        29.49
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($255,509,254 divided by
      8,510,327 shares outstanding)..........              $        30.02
                                                           ==============
     Identified cost of investments..........              $4,055,906,508
                                                           ==============






















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 35,975,486
       Interest................................                 254,030 (a)
                                                            ------------
                                                              36,229,516
     EXPENSES
       Management fees......................... $ 5,511,922
       Service and distribution fees--Class B..     362,366
       Service and distribution fees--Class E..     140,988
       Directors' fees and expenses............      10,633
       Custodian...............................     251,232
       Audit and tax services..................      10,686
       Legal...................................      54,294
       Printing................................     560,656
       Insurance...............................      49,489
       Miscellaneous...........................      64,372
                                                -----------
       Total expenses..........................                7,016,638
                                                            ------------
     NET INVESTMENT INCOME.....................               29,212,878
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  16,210,946
       Futures contracts--net..................     805,020   17,015,966
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  97,026,956
       Futures contracts--net..................     289,361   97,316,317
                                                ----------- ------------
     Net gain (loss)...........................              114,332,283
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $143,545,161
                                                            ============

(a)Includes income on securities loaned of $76,335.

                See accompanying notes to financial statements.

                                    MSF-107

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $   29,212,878  $   51,372,288
  Net realized gain (loss)..........................................     17,015,966      19,747,312
  Unrealized appreciation (depreciation)............................     97,316,317     802,758,973
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    143,545,161     873,878,573
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (34,642,595)    (51,240,208)
    Class B.........................................................     (2,286,968)     (2,052,849)
    Class E.........................................................     (1,628,652)       (793,635)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (38,558,215)    (54,086,692)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    206,623,295     666,108,719
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    311,610,241   1,485,900,600

NET ASSETS
  Beginning of the period...........................................  4,325,915,687   2,840,015,087
                                                                     --------------  --------------
  End of the period................................................. $4,637,525,928  $4,325,915,687
                                                                     ==============  ==============

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   29,651,054  $   38,996,391
                                                                     ==============  ==============



































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004             DECEMBER 31, 2003
                                                               -------------------------  --------------------------
                                                                 SHARES          $           SHARES          $
                                                               ----------  -------------  -----------  -------------
CLASS A
  Sales.......................................................  8,146,876  $ 243,482,030   14,793,849  $ 380,896,202
  Shares issued through acquisition...........................          0              0   15,918,775    416,481,821
  Reinvestments...............................................  1,153,216     34,642,595    2,186,949     51,240,208
  Redemptions................................................. (9,005,659)  (268,832,487) (15,819,420)  (402,411,675)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................    294,433  $   9,292,138   17,080,153  $ 446,206,556
                                                               ==========  =============  ===========  =============
CLASS B
  Sales.......................................................  4,033,720  $ 117,925,605    6,102,933  $ 154,504,853
  Reinvestments...............................................     77,814      2,286,968       89,410      2,052,849
  Redemptions................................................. (1,075,672)   (31,314,844)  (1,311,911)   (33,657,771)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  3,035,862  $  88,897,729    4,880,432  $ 122,899,931
                                                               ==========  =============  ===========  =============
CLASS E
  Sales.......................................................  4,036,867  $ 119,660,007    4,112,150  $ 106,369,821
  Reinvestments...............................................     54,434      1,628,652       33,974        793,635
  Redemptions.................................................   (432,081)   (12,855,231)    (392,975)   (10,161,224)
                                                               ----------  -------------  -----------  -------------
  Net increase (decrease).....................................  3,659,220  $ 108,433,428    3,753,149  $  97,002,232
                                                               ==========  =============  ===========  =============
  Increase (decrease) derived from capital share transactions.  6,989,515  $ 206,623,295   25,713,734  $ 666,108,719
                                                               ==========  =============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-108

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                           CLASS A
                                                          --------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,    -----------------------------------------------------------
                                                               2004         2003        2002        2001        2000        1999
                                                          ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    29.45     $    23.41  $    30.60  $    35.26  $    40.59  $    35.38
                                                          ----------     ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.20           0.38        0.35        0.33        0.34        0.37
  Net realized and unrealized gain (loss) on investments.       0.76           6.11       (7.09)      (4.59)      (4.07)       6.89
                                                          ----------     ----------  ----------  ----------  ----------  ----------
  Total from investment operations.......................       0.96           6.49       (6.74)      (4.26)      (3.73)       7.26
                                                          ----------     ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.26)         (0.45)      (0.23)      (0.09)      (0.35)      (0.36)
  Distributions from net realized capital gains..........       0.00           0.00       (0.22)      (0.31)      (1.25)      (1.69)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
  Total distributions....................................      (0.26)         (0.45)      (0.45)      (0.40)      (1.60)      (2.05)
                                                          ----------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD........................... $    30.15     $    29.45  $    23.41  $    30.60  $    35.26  $    40.59
                                                          ==========     ==========  ==========  ==========  ==========  ==========
TOTAL RETURN (%).........................................        3.3 (b)       28.2       (22.3)      (12.2)       (9.3)       20.8
Ratio of operating expenses to average net assets (%)....       0.30 (c)       0.31        0.31        0.31        0.28        0.29
Ratio of net investment income to average net assets (%).       1.35 (c)       1.48        1.30        1.02        0.88        1.01
Portfolio turnover rate (%)..............................          2 (c)          1           7           5           7           9
Net assets, end of period (000).......................... $4,034,714     $3,931,839  $2,725,874  $3,665,168  $3,999,903  $4,205,202









































                                                                    CLASS B
                                              -----------------------------------------------
                                               SIX MONTHS       YEAR ENDED     JANUARY 2, 2001(A)
                                                 ENDED         DECEMBER 31,         THROUGH
                                                JUNE 30,    -----------------     DECEMBER 31,
                                                  2004        2003      2002          2001
                                              ----------    --------  -------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $  28.80     $  22.92  $ 30.03       $ 33.71
                                               --------     --------  -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................      0.16         0.34     0.23          0.17
  Net realized and unrealized gain (loss) on
   investments...............................      0.75         5.95    (6.90)        (3.45)
                                               --------     --------  -------       -------
  Total from investment operations...........      0.91         6.29    (6.67)        (3.28)
                                               --------     --------  -------       -------
LESS DISTRIBUTIONS
  Distributions from net investment income...     (0.22)       (0.41)   (0.22)        (0.09)
  Distributions from net realized capital
   gains.....................................      0.00         0.00    (0.22)        (0.31)
                                               --------     --------  -------       -------
  Total distributions........................     (0.22)       (0.41)   (0.44)        (0.40)
                                               --------     --------  -------       -------
NET ASSET VALUE, END OF PERIOD...............  $  29.49     $  28.80  $ 22.92       $ 30.03
                                               ========     ========  =======       =======
TOTAL RETURN (%).............................       3.2 (b)     27.9    (22.5)         (9.8)(b)
Ratio of operating expenses to average net
 assets (%)..................................      0.55 (c)     0.56     0.56          0.56 (c)
Ratio of net investment income to average net
 assets (%)..................................      1.11 (c)     1.24     1.17          0.83 (c)
Portfolio turnover rate (%)..................         2 (c)        1        7             5
Net assets, end of period (000)..............  $347,303     $251,793  $88,517       $17,421












































                                                               CLASS E
                                             --------------------------------------------
                                             SIX MONTHS     YEAR ENDED     MAY 1, 2001(A)
                                               ENDED       DECEMBER 31,       THROUGH
                                              JUNE 30,  -----------------   DECEMBER 31,
                                                2004      2003      2002        2001
                                             ---------- --------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......... $  29.33  $  23.34  $ 30.54      $33.45
                                              --------  --------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................     0.17      0.40     0.31        0.00
  Net realized and unrealized gain (loss) on
   investments...............................     0.77      6.02    (7.06)      (2.91)
                                              --------  --------  -------      ------
  Total from investment operations...........     0.94      6.42    (6.75)      (2.91)
                                              --------  --------  -------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income...    (0.25)    (0.43)   (0.23)       0.00
  Distributions from net realized capital
   gains.....................................     0.00      0.00    (0.22)       0.00
                                              --------  --------  -------      ------
  Total distributions........................    (0.25)    (0.43)   (0.45)       0.00
                                              --------  --------  -------      ------
NET ASSET VALUE, END OF PERIOD............... $  30.02  $  29.33  $ 23.34      $30.54
                                              ========  ========  =======      ======
TOTAL RETURN (%).............................      3.2      28.0    (22.4)       (8.7)(b)
Ratio of operating expenses to average net
 assets (%)..................................     0.45      0.46     0.46        0.46 (c)
Ratio of net investment income to average net
 assets (%)..................................     1.22      1.34     1.36        0.93 (c)
Portfolio turnover rate (%)..................        2         1        7           5
Net assets, end of period (000).............. $255,509  $142,284  $25,624      $   33

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-109

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.6% OF TOTAL NET ASSETS



                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    AEROSPACE & DEFENSE--3.9%
             42,950 Lockheed Martin Corp................. $   2,236,836
             32,030 United Technologies Corp.............     2,930,104
                                                          -------------
                                                              5,166,940
                                                          -------------

                    AIR FREIGHT & COURIERS--1.5%
             14,870 FedEx Corp...........................     1,214,730
             10,257 United Parcel Service, Inc. (Class B)       771,019
                                                          -------------
                                                              1,985,749
                                                          -------------

                    AUTO COMPONENTS--0.5%
              8,450 Magna International, Inc.............       719,686
                                                          -------------

                    AUTOMOBILES--0.9%
             18,290 Harley-Davidson, Inc.................     1,132,883
                                                          -------------

                    BEVERAGES--2.0%
             18,400 Anheuser-Busch Cos., Inc.............       993,600
             29,549 PepsiCo, Inc.........................     1,592,100
                                                          -------------
                                                              2,585,700
                                                          -------------

                    BIOTECHNOLOGY--2.4%
             17,200 Amgen, Inc. (b)......................       938,604
             27,430 Genzyme Corp. (b)....................     1,298,262
             12,930 Gilead Sciences, Inc. (b)............       866,310
                                                          -------------
                                                              3,103,176
                                                          -------------

                    BUILDING PRODUCTS--0.3%
             11,900 Masco Corp...........................       371,042
                                                          -------------

                    CAPITAL MARKETS--2.6%
              8,080 Legg Mason, Inc......................       735,361
             38,778 Merrill Lynch & Co., Inc.............     2,093,236
                  1 Piper Jaffray Co. (b)................            45
              6,135 The Goldman Sachs Group, Inc.........       577,672
                                                          -------------
                                                              3,406,314
                                                          -------------

                    CHEMICALS--4.9%
             27,340 E. I. du Pont de Nemours & Co........     1,214,443
             24,460 Monsanto Co..........................       941,710
             11,570 PPG Industries, Inc..................       723,009
             48,884 Praxair, Inc.........................     1,950,961
             41,550 The Dow Chemical Co..................     1,691,085
                                                          -------------
                                                              6,521,208
                                                          -------------

                    COMMERCIAL BANKS--3.2%
             32,000 Bank of America Corp.................     2,707,840
             27,092 Wells Fargo & Co.....................     1,550,475
                                                          -------------
                                                              4,258,315
                                                          -------------

                    COMMERCIAL SERVICES & SUPPLIES--0.5%
             22,420 Aramark Corp. (Class B)..............       644,799
                                                          -------------

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  COMMUNICATIONS EQUIPMENT--3.4%
          144,190 Cisco Systems, Inc. (b).................. $   3,417,303
           33,600 Telefonaktiebolaget LM Ericsson (ADR)....     1,005,312
                                                            -------------
                                                                4,422,615
                                                            -------------

                  COMPUTERS & PERIPHERALS--2.3%
           19,500 Apple Computer, Inc. (b).................       634,530
           46,700 Dell, Inc. (b)...........................     1,672,794
            6,900 Lexmark International, Inc. (Class A) (b)       666,057
                                                            -------------
                                                                2,973,381
                                                            -------------

                  CONSUMER FINANCE--2.3%
           38,250 American Express Co......................     1,965,285
           40,000 MBNA Corp................................     1,031,600
                                                            -------------
                                                                2,996,885
                                                            -------------

                  DIVERSIFIED FINANCIAL SERVICES--2.3%
           64,750 Citigroup, Inc...........................     3,010,875
                                                            -------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
           31,100 Amdocs, Ltd. (b).........................       728,673
          220,060 Nortel Networks Corp.....................     1,098,099
           66,170 Sprint Corp. (FON Group).................     1,164,592
                                                            -------------
                                                                2,991,364
                                                            -------------

                  ELECTRIC UTILITIES--1.3%
            5,050 Entergy Corp.............................       282,851
           40,980 Exelon Corp..............................     1,364,224
                                                            -------------
                                                                1,647,075
                                                            -------------

                  ENERGY EQUIPMENT & SERVICES--1.9%
           43,640 Halliburton Co...........................     1,320,547
           19,855 Noble Corp. (b)..........................       752,306
            6,120 Schlumberger, Ltd........................       388,681
                                                            -------------
                                                                2,461,534
                                                            -------------

                  FOOD & STAPLES RETAILING--1.0%
           31,760 CVS Corp.................................     1,334,555
                                                            -------------

                  FOOD PRODUCTS--1.0%
           28,560 General Mills, Inc.......................     1,357,457
                                                            -------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
           33,730 Baxter International, Inc................     1,164,022
           14,100 Boston Scientific Corp. (b)..............       603,480
           22,000 Guidant Corp.............................     1,229,360
            6,500 Medtronic, Inc...........................       316,680
                                                            -------------
                                                                3,313,542
                                                            -------------

                  HEALTH CARE PROVIDERS & SERVICES--0.9%
           28,130 HCA, Inc.................................     1,169,927
                                                            -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-110

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                VALUE
        SHARES                                                 (NOTE 1)
      --------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE--0.3%
           8,600 Carnival Corp.............................. $     404,200
                                                             -------------

                 HOUSEHOLD DURABLES--0.5%
          27,690 Newell Rubbermaid, Inc.....................       650,715
                                                             -------------

                 HOUSEHOLD PRODUCTS--4.4%
          25,010 Colgate-Palmolive Co.......................     1,461,834
          21,900 Kimberly-Clark Corp........................     1,442,772
          52,530 Reckitt Benckiser, Plc., (GBP).............     1,487,673
          26,272 The Procter & Gamble Co....................     1,430,248
                                                             -------------
                                                                 5,822,527
                                                             -------------

                 IT SERVICES--1.3%
          48,940 Accenture, Ltd. (Class A) (b)..............     1,344,871
           9,050 Fiserv, Inc. (b)...........................       351,955
                                                             -------------
                                                                 1,696,826
                                                             -------------

                 INDUSTRIAL CONGLOMERATES--4.4%
         107,834 General Electric Co........................     3,493,821
          69,070 Tyco International, Ltd....................     2,288,980
                                                             -------------
                                                                 5,782,801
                                                             -------------

                 INSURANCE--2.7%
          42,101 American International Group, Inc..........     3,000,959
           8,920 Hartford Financial Services Group, Inc.....       613,161
                                                             -------------
                                                                 3,614,120
                                                             -------------

                 INTERNET & CATALOG RETAIL--0.7%
           9,700 eBay, Inc. (b).............................       891,915
                                                             -------------

                 INTERNET SOFTWARE & SERVICES--0.8%
          30,700 Yahoo!, Inc. (b)...........................     1,115,331
                                                             -------------

                 MACHINERY--2.3%
          17,890 Caterpillar, Inc...........................     1,421,181
          16,020 Eaton Corp.................................     1,037,135
           6,420 Illinois Tool Works, Inc...................       615,614
                                                             -------------
                                                                 3,073,930
                                                             -------------

                 MEDIA--4.9%
          21,000 Citadel Broadcasting Corp. (b).............       305,970
          42,422 Comcast Corp. (Class A)....................     1,189,088
          10,400 Cox Radio, Inc. (Class A) (b)..............       180,752
           2,448 EchoStar Communications Corp. (Class A) (b)        75,276
          48,050 Fox Entertainment Group, Inc. (Class A) (b)     1,282,935
          32,559 New York Times Co. (Class A)...............     1,455,713
          40,900 The Walt Disney Co.........................     1,042,541
          25,511 Viacom, Inc. (Class B).....................       911,253
                                                             -------------
                                                                 6,443,528
                                                             -------------

                 MULTI-UTILITIES--0.9%
          18,970 Dominion Resources, Inc....................     1,196,628
                                                             -------------

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    MULTILINE RETAIL--2.8%
             33,390 Kohl's Corp. (b)..................... $   1,411,729
             52,256 Target Corp..........................     2,219,312
                                                          -------------
                                                              3,631,041
                                                          -------------

                    OIL & GAS--6.4%
             62,813 BP, Plc. (ADR).......................     3,364,893
             14,290 EnCana Corp., (CAD)..................       614,195
             14,440 EnCana Corp..........................       623,230
             19,900 EOG Resources, Inc...................     1,188,229
             15,500 Total S.A. (ADR).....................     1,489,240
             32,000 Unocal Corp..........................     1,216,000
                                                          -------------
                                                              8,495,787
                                                          -------------

                    PHARMACEUTICALS--7.3%
             33,400 Abbott Laboratories..................     1,361,384
             10,370 Allergan, Inc........................       928,322
              5,990 Eli Lilly & Co.......................       418,761
             87,411 Johnson & Johnson....................     4,868,793
             12,670 Roche Holdings AG, (CHF).............     1,257,390
             23,205 Wyeth................................       839,093
                                                          -------------
                                                              9,673,743
                                                          -------------

                    SEMICONDUCTORS & EQUIPMENT--2.9%
             31,380 Analog Devices, Inc..................     1,477,370
             47,760 Intel Corp...........................     1,318,176
             41,431 Texas Instruments, Inc...............     1,001,802
                                                          -------------
                                                              3,797,348
                                                          -------------

                    SOFTWARE--4.3%
            144,702 Microsoft Corp.......................     4,132,689
             12,700 Symantec Corp. (b)...................       556,006
             35,267 VERITAS Software Corp. (b)...........       976,896
                                                          -------------
                                                              5,665,591
                                                          -------------

                    SPECIALTY RETAIL--1.8%
             43,100 The Gap, Inc.........................     1,045,175
             56,570 TJX Cos., Inc........................     1,365,600
                                                          -------------
                                                              2,410,775
                                                          -------------

                    THRIFTS & MORTGAGE FINANCE--2.9%
             14,500 Countrywide Financial Corp...........     1,018,625
             40,196 Federal National Mortgage Association     2,868,387
                                                          -------------
                                                              3,887,012
                                                          -------------

                    WIRELESS TELECOMMUNICATION SERVICES--1.1%
             66,403 Vodafone Group, Plc. (ADR)...........     1,467,506
                                                          -------------
                    Total Common Stocks
                     (Identified Cost $119,283,494)......   127,296,346
                                                          -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-111

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

SHORT TERM INVESTMENTS--4.1%

           FACE                                               VALUE
          AMOUNT                                             (NOTE 1)
        ----------------------------------------------------------------

                    DISCOUNT NOTES--4.1%
        $ 5,411,000 Federal National Mortgage Association
                     1.250%, 07/01/04.................... $   5,411,000
                                                          -------------
                    Total Short Term Investments
                     (Identified Cost $5,411,000)........     5,411,000
                                                          -------------
                    Total Investments--100.7%
                     (Identified Cost $124,694,494) (a)..   132,707,346
                    Other assets less liabilities........      (915,398)
                                                          -------------
                    TOTAL NET ASSETS--100%............... $ 131,791,948
                                                          =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-112

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value........................            $132,707,346
      Cash........................................                  98,702
      Receivable for:
       Securities sold............................               1,701,074
       Fund shares sold...........................                 203,192
       Dividends and interest.....................                  98,523
       Foreign taxes..............................                  11,352
                                                              ------------
        Total Assets..............................             134,820,189
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  148,610
       Securities purchased.......................  2,687,331
       Withholding taxes..........................      1,711
      Accrued expenses:
       Management fees............................    105,478
       Service and distribution fees..............     13,595
       Deferred trustees fees.....................     12,660
       Other expenses.............................     58,856
                                                   ----------
        Total Liabilities.........................               3,028,241
                                                              ------------
    NET ASSETS....................................            $131,791,948
                                                              ============
      Net assets consist of:
       Capital paid in............................            $123,940,340
       Undistributed net investment income........                 120,744
       Accumulated net realized gains (losses)....                (282,278)
       Unrealized appreciation (depreciation) on
        investments and foreign currency..........               8,013,142
                                                              ------------
    NET ASSETS....................................            $131,791,948
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($56,618,588 divided by 6,728,451 shares
     outstanding).................................            $       8.41
                                                              ============
    CLASS B
    Net asset value and redemption price per share
     ($53,449,565 divided by 6,370,661 shares
     outstanding).................................            $       8.39
                                                              ============
    CLASS E
    Net asset value and redemption price per
     share ($21,723,795 divided by 2,585,552
     shares outstanding)..........................            $       8.40
                                                              ============
    Identified cost of investments................            $124,694,494
                                                              ============



























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $   786,979(a)
       Interest................................                   18,245
                                                             -----------
                                                                 805,224
     EXPENSES
       Management fees......................... $   394,765
       Deferred expense reimbursement..........      19,318
       Service and distribution fees--Class B..      67,089
       Service and distribution fees--Class E..      11,891
       Directors' fees and expenses............       9,277
       Custodian...............................      76,360
       Audit and tax services..................      10,686
       Legal...................................       1,167
       Printing................................      13,248
       Insurance...............................         722
       Miscellaneous...........................         810
                                                -----------
       Total expenses before reductions........     605,333
       Less expense reduction..................      (4,608)     600,725
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                  204,499
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................   5,506,366
       Foreign currency transactions--net......     232,276    5,738,642
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  (2,693,221)
       Foreign currency transactions--net......         130   (2,693,091)
                                                -----------  -----------
     Net gain (loss)...........................                3,045,551
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $ 3,250,050
                                                             ===========

(a)Net of foreign taxes of $18,399.

                See accompanying notes to financial statements.

                                    MSF-113

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    204,499  $   326,964
  Net realized gain (loss)..........................................    5,738,642    1,234,050
  Unrealized appreciation (depreciation)............................   (2,693,091)  11,392,548
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    3,250,050   12,953,562
                                                                     ------------  -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (141,044)     (69,575)
    Class B.........................................................     (193,282)     (61,691)
    Class E.........................................................      (62,600)     (17,388)
                                                                     ------------  -----------
  TOTAL DISTRIBUTIONS...............................................     (396,926)    (148,654)
                                                                     ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   42,471,618   36,242,830
                                                                     ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   45,324,742   49,047,738

NET ASSETS
  Beginning of the period...........................................   86,467,206   37,419,468
                                                                     ------------  -----------
  End of the period................................................. $131,791,948  $86,467,206
                                                                     ============  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    120,744  $   313,171
                                                                     ============  ===========






































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                     JUNE 30, 2004          DECEMBER 31, 2003
                                                               ------------------------  ----------------------
                                                                 SHARES          $         SHARES        $
                                                               ----------  ------------  ---------  -----------
CLASS A
  Sales.......................................................  2,531,807  $ 20,629,538  1,028,041  $ 7,546,689
  Shares issued through acquisition...........................  3,868,426    31,411,619          0            0
  Reinvestments...............................................     16,831       141,044     10,157       69,575
  Redemptions................................................. (2,764,167)  (22,544,421)  (989,276)  (7,264,425)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  3,652,897  $ 29,637,780     48,922  $   351,839
                                                               ==========  ============  =========  ===========
CLASS B
  Sales.......................................................  1,331,585  $ 11,108,641  4,235,059  $30,793,131
  Shares issued through acquisition...........................     25,379       205,568          0            0
  Reinvestments...............................................     23,120       193,282      9,019       61,691
  Redemptions.................................................   (953,575)   (7,827,484)  (118,378)    (920,056)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................    426,509  $  3,680,007  4,125,700  $29,934,766
                                                               ==========  ============  =========  ===========
CLASS E
  Sales.......................................................    491,805  $  4,077,608    983,212  $ 7,237,028
  Shares issued through acquisition...........................    907,886     7,362,959          0            0
  Reinvestments...............................................      7,479        62,600      2,538       17,388
  Redemptions.................................................   (284,939)   (2,349,336)  (174,208)  (1,298,191)
                                                               ----------  ------------  ---------  -----------
  Net increase (decrease).....................................  1,122,231  $  9,153,831    811,542  $ 5,956,225
                                                               ==========  ============  =========  ===========
  Increase (decrease) derived from capital share transactions.  5,201,637  $ 42,471,618  4,986,164  $36,242,830
                                                               ==========  ============  =========  ===========

                See accompanying notes to financial statements.

                                    MSF-114

METROPOLITAN SERIES FUND, INC.

 MFS INVESTORS TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                       CLASS A
                                                         ------------ ----------------------------------
                                                         SIX MONTHS
                                                           ENDED            YEAR ENDED DECEMBER 31,
                                                          JUNE 30,    ----------------------------------
                                                            2004        2003     2002     2001     2000
                                                         ----------   -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $  8.27     $  6.81  $  8.57  $ 10.23  $ 10.26
                                                          -------     -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................     0.01        0.05     0.05     0.05     0.04
  Net realized and unrealized gain (loss) on
    investments.........................................     0.18        1.43    (1.78)   (1.67)   (0.06)
                                                          -------     -------  -------  -------  -------
  Total from investment operations......................     0.19        1.48    (1.73)   (1.62)   (0.02)
                                                          -------     -------  -------  -------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income..............    (0.05)      (0.02)   (0.03)   (0.04)   (0.01)
                                                          -------     -------  -------  -------  -------
  Total distributions...................................    (0.05)      (0.02)   (0.03)   (0.04)   (0.01)
                                                          -------     -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD..........................  $  8.41     $  8.27  $  6.81  $  8.57  $ 10.23
                                                          =======     =======  =======  =======  =======
TOTAL RETURN (%)........................................      2.3 (b)    21.9    (20.2)   (15.9)    (0.2)
Ratio of operating expenses to average net
  assets before expense reductions (%)..................     1.00 (c)    0.98     0.90     0.90     0.90
Ratio of operating expenses to average net
  assets after expense reductions (%) (d)...............     0.99 (c)    0.96     0.88       --       --
Ratio of net investment income to average
  net assets (%)........................................     0.56 (c)    0.68     0.62     0.58     0.51
Portfolio turnover rate (%).............................      151 (c)      88       63       86       68
Net assets, end of period (000).........................  $56,619     $25,431  $20,618  $24,506  $18,422
The ratios of operating expenses to average
  net assets without giving effect to the contractual
  expense agreement would have been (%).................     1.00 (c)    1.11     1.34     1.37     1.57










































                                                                                   CLASS B
                                                           ----------------------------------------------------------
                                                           SIX MONTHS                MAY 1, 2002(A) APRIL 30, 1999(A)
                                                             ENDED       YEAR ENDED     THROUGH          THROUGH
                                                            JUNE 30,    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                              2004          2003          2002            1999
                                                           ----------   ------------ -------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................  $  8.24       $  6.80       $  8.13          $10.00
                                                            -------       -------       -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income...................................     0.01          0.02          0.01            0.02
  Net realized and unrealized gain (loss)
    on investments........................................     0.17          1.44         (1.34)           0.26
                                                             -------       -------       -------         ------
  Total from investment operations........................     0.18          1.46         (1.33)           0.28
                                                             -------       -------       -------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income................    (0.03)        (0.02)         0.00           (0.02)
                                                            -------       -------       -------          ------
  Total distributions.....................................    (0.03)        (0.02)         0.00           (0.02)
                                                            -------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD............................  $  8.39       $  8.24       $  6.80          $10.26
                                                            =======       =======       =======          ======
TOTAL RETURN (%)..........................................      2.2 (b)      21.5         (16.4)(b)         2.9 (b)
Ratio of operating expenses to average net
  assets before expense reductions (%)....................     1.25 (c)      1.23          1.15 (c)        0.90 (c)
Ratio of operating expenses to average net
  assets after expense reductions (%) (d).................     1.24 (c)      1.21          1.13 (c)          --
Ratio of net investment income to average
  net assets (%)..........................................     0.27 (c)      0.45          0.55 (c)        0.45 (c)
Portfolio turnover rate (%)...............................      151 (c)        88            63              60 (c)
Net assets, end of period (000)...........................  $53,450       $48,960       $12,365          $6,841
The ratios of operating expenses to average net
  assets without giving effect to the contractual
  expense agreement would have been (%)...................     1.25 (c)      1.36          1.59 (c)        2.03 (c)
































                                                                     CLASS E
                                                  -------------------------------------------
                                                  SIX MONTHS      YEAR ENDED     MAY 1, 2001 (A)
                                                    ENDED        DECEMBER 31,        THROUGH
                                                   JUNE 30,    ---------------    DECEMBER 31,
                                                     2004        2003    2002         2001
                                                  ----------   -------  ------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  8.25     $  6.81  $ 8.57       $ 9.56
                                                   -------     -------  ------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.02        0.03    0.04         0.01
  Net realized and unrealized gain (loss) on
   investments...................................     0.17        1.43   (1.77)       (1.00)
                                                   -------     -------  ------       ------
  Total from investment operations...............     0.19        1.46   (1.73)       (0.99)
                                                   -------     -------  ------       ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......    (0.04)      (0.02)  (0.03)        0.00
                                                   -------     -------  ------       ------
  Total distributions............................    (0.04)      (0.02)  (0.03)        0.00
                                                   -------     -------  ------       ------
NET ASSET VALUE, END OF PERIOD...................  $  8.40     $  8.25  $ 6.81       $ 8.57
                                                   =======     =======  ======       ======
TOTAL RETURN (%).................................      2.3 (b)    21.5   (20.2)       (10.4)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................     1.15 (c)    1.13    1.05         1.05 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     1.14 (c)    1.11    1.03           --
Ratio of net investment income to average net
 assets (%)......................................     0.39 (c)    0.55    0.55         0.26 (c)
Portfolio turnover rate (%)......................      151 (c)      88      63           86
Net assets, end of period (000)..................  $21,724     $12,077  $4,436       $  730
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)...........    1.15  (c)    1.26    1.49         1.52 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-115

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.3% OF TOTAL NET ASSETS

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  AEROSPACE & DEFENSE--1.3%
          260,600 General Dynamics Corp.................. $    25,877,580
                                                          ---------------

                  AIR FREIGHT & COURIERS--0.4%
          158,760 Expeditors International of Washington,
                   Inc. (c)..............................       7,844,332
                                                          ---------------

                  BEVERAGES--1.7%
          658,800 The Coca-Cola Co.......................      33,256,224
                                                          ---------------

                  BIOTECHNOLOGY--0.5%
          178,600 Amgen, Inc. (b)........................       9,746,202
                                                          ---------------

                  CAPITAL MARKETS--2.9%
          189,200 Franklin Resources, Inc................       9,475,136
          257,600 Lehman Brothers Holdings, Inc..........      19,384,400
          367,810 Merrill Lynch & Co., Inc...............      19,854,384
           71,600 The Goldman Sachs Group, Inc...........       6,741,856
                                                          ---------------
                                                               55,455,776
                                                          ---------------

                  CHEMICALS--2.9%
          781,900 Monsanto Co............................      30,103,150
          662,300 Praxair, Inc...........................      26,432,393
                                                          ---------------
                                                               56,535,543
                                                          ---------------

                  COMMERCIAL BANKS--3.8%
          401,900 Bank of America Corp...................      34,008,778
          417,800 Fifth Third Bancorp....................      22,469,284
          444,700 North Fork Bancorp., Inc. (c)..........      16,920,835
                                                          ---------------
                                                               73,398,897
                                                          ---------------

                  COMMUNICATIONS EQUIPMENT--2.6%
        1,676,600 Cisco Systems, Inc. (b)................      39,735,420
          143,300 QUALCOMM, Inc..........................      10,458,034
                                                          ---------------
                                                               50,193,454
                                                          ---------------

                  COMPUTERS & PERIPHERALS--1.0%
          908,504 Hewlett-Packard Co.....................      19,169,434
                                                          ---------------

                  CONSUMER FINANCE--2.0%
          371,100 American Express Co....................      19,067,118
          470,500 SLM Corp...............................      19,031,725
                                                          ---------------
                                                               38,098,843
                                                          ---------------

                  DIVERSIFIED FINANCIAL SERVICES--2.0%
          823,164 Citigroup, Inc.........................      38,277,126
                                                          ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
          583,100 Verizon Communications, Inc............      21,102,389
                                                          ---------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
          561,500 Agilent Technologies, Inc. (b).........      16,440,720
          642,200 Thermo Electron Corp. (b)..............      19,741,228
                                                          ---------------
                                                               36,181,948
                                                          ---------------

                                                                 VALUE
        SHARES                                                  (NOTE 1)
      ----------------------------------------------------------------------

                     ENERGY EQUIPMENT & SERVICES--1.3%
          558,200    Nabors Industries, Ltd. (b)............ $    25,241,804
                                                             ---------------

                     FOOD & STAPLES RETAILING--1.2%
          533,230    CVS Corp...............................      22,406,325
                                                             ---------------

                     HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
          650,600    Baxter International, Inc..............      22,452,206
          176,800    Guidant Corp...........................       9,879,584
                                                             ---------------
                                                                  32,331,790
                                                             ---------------

                     HEALTH CARE PROVIDERS & SERVICES--2.7%
          909,600    Caremark Rx, Inc. (b)..................      29,962,224
          287,000    Medco Health Solutions, Inc. (b).......      10,762,500
          191,300    UnitedHealth Group, Inc................      11,908,425
                                                             ---------------
                                                                  52,633,149
                                                             ---------------

                     HOTELS, RESTAURANTS & LEISURE--2.7%
          472,000    International Game Technology..........      18,219,200
        1,278,700    McDonald's Corp........................      33,246,200
                                                             ---------------
                                                                  51,465,400
                                                             ---------------

                     HOUSEHOLD PRODUCTS--2.4%
          849,600    The Procter & Gamble Co................      46,252,224
                                                             ---------------

                     IT SERVICES--1.2%
          503,600    First Data Corp........................      22,420,272
                                                             ---------------

                     INDUSTRIAL CONGLOMERATES--4.8%
        1,444,200    General Electric Co....................      46,792,080
        1,357,200    Tyco International, Ltd................      44,977,608
                                                             ---------------
                                                                  91,769,688
                                                             ---------------

                     INSURANCE--7.5%
          281,300    Ambac Financial Group, Inc.............      20,658,672
          721,500    American International Group, Inc......      51,428,520
          361,500    Hartford Financial Services Group, Inc.      24,849,510
          425,400    The Allstate Corp......................      19,802,370
          741,810    Willis Group Holdings, Ltd.............      27,780,784
                                                             ---------------
                                                                 144,519,856
                                                             ---------------

                     INTERNET & CATALOG RETAIL--1.4%
          896,700    InterActiveCorp (b) (c)................      27,026,538
                                                             ---------------

                     INTERNET SOFTWARE & SERVICES--1.1%
          562,000    Yahoo!, Inc. (b).......................      20,417,460
                                                             ---------------

                     MACHINERY--1.0%
          237,100    ITT Industries, Inc....................      19,679,300
                                                             ---------------

                     MEDIA--5.2%
          482,900    Comcast Corp. (Special Class A) (b)....      13,332,869
        1,156,155    The DIRECTV Group, Inc. (b)............      19,770,250
          868,000    The News Corp., Ltd. (ADR) (c).........      30,744,560

 See accompanying notes to statement of investments and financial statements.

                                    MSF-116

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                              VALUE
        SHARES                                               (NOTE 1)
      -------------------------------------------------------------------

                  MEDIA--(CONTINUED)
          391,200 The Walt Disney Co..................... $     9,971,688
        1,502,600 Time Warner, Inc. (b)..................      26,415,708
                                                          ---------------
                                                              100,235,075
                                                          ---------------

                  METALS & MINING--2.2%
          484,300 Newmont Mining Corp....................      18,771,468
          404,140 Peabody Energy Corp....................      22,627,799
                                                          ---------------
                                                               41,399,267
                                                          ---------------

                  MULTILINE RETAIL--2.4%
          281,700 Nordstrom, Inc. (c)....................      12,003,237
          807,300 Target Corp............................      34,286,031
                                                          ---------------
                                                               46,289,268
                                                          ---------------

                  OIL & GAS--4.5%
          582,600 EOG Resources, Inc.....................      34,787,046
          934,600 Exxon Mobil Corp.......................      41,505,586
          175,500 Newfield Exploration Co. (b)...........       9,782,370
                                                          ---------------
                                                               86,075,002
                                                          ---------------

                  PAPER & FOREST PRODUCTS--2.3%
          492,700 International Paper Co.................      22,023,690
          358,900 Weyerhaeuser Co........................      22,653,768
                                                          ---------------
                                                               44,677,458
                                                          ---------------

                  PHARMACEUTICALS--5.9%
          345,700 Johnson & Johnson......................      19,255,490
          908,000 Novartis AG (ADR)......................      40,406,000
        1,573,025 Pfizer, Inc............................      53,923,297
                                                          ---------------
                                                              113,584,787
                                                          ---------------

                  SEMICONDUCTORS & EQUIPMENT--5.9%
          529,200 Analog Devices, Inc. (c)...............      24,914,736
        1,613,700 Intel Corp.............................      44,538,120
          955,000 Lam Research Corp. (b) (c).............      25,594,000
        2,217,059 Taiwan Semiconductor Manufacturing Co.,
                   Ltd. (ADR) (b)........................      18,423,757
                                                          ---------------
                                                              113,470,613
                                                          ---------------

                  SOFTWARE--5.7%
        2,250,400 Microsoft Corp.........................      64,271,424
        2,228,800 Oracle Corp. (b).......................      26,589,584
          345,400 Red Hat, Inc. (b)......................       7,933,838
          285,000 SAP AG (ADR)...........................      11,915,850
                                                          ---------------
                                                              110,710,696
                                                          ---------------

                  SPECIALTY RETAIL--5.1%
          282,700 Bed Bath & Beyond, Inc. (b)............      10,869,815
           89,600 Lowe's Cos., Inc.......................       4,708,480
          874,700 Staples, Inc...........................      25,637,457

                                                                VALUE
       SHARES                                                  (NOTE 1)
    -----------------------------------------------------------------------

                 SPECIALTY RETAIL--(CONTINUED)
         831,100 The Home Depot, Inc...................... $    29,254,720
         681,600 The Sherwin-Williams Co..................      28,320,480
                                                           ---------------
                                                                98,790,952
                                                           ---------------

                 TEXTILES, APPAREL & LUXURY GOODS--1.3%
         334,600 NIKE, Inc. (Class B).....................      25,345,950
                                                           ---------------

                 THRIFTS & MORTGAGE FINANCE--1.2%
         197,580 Countrywide Financial Corp...............      13,879,995
         134,400 Federal National Mortgage Association....       9,590,784
                                                           ---------------
                                                                23,470,779
                                                           ---------------

                 WIRELESS TELECOMMUNICATION SERVICES--2.5%
         350,100 America Movil S.A. de C.V. (ADR) (c).....      12,733,137
         616,100 Nextel Communications, Inc. (Class A) (b)      16,425,226
         881,000 Vodafone Group, Plc. (ADR) (c)...........      19,470,100
                                                           ---------------
                                                                48,628,463
                                                           ---------------
                 Total Common Stocks
                  (Identified Cost $1,657,723,258)........   1,873,979,864
                                                           ---------------

    SHORT TERM INVESTMENTS--2.9%
        FACE
       AMOUNT
    -----------------------------------------------------------------------

                 COMMERCIAL PAPER--2.9%
    $  9,935,000 Caterpillar Financial Services Corp.
                  1.150%, 07/06/04........................ $     9,933,413
      10,949,000 Citicorp 1.050%, 07/02/04................      10,948,681
      18,000,000 The Goldman Sachs Group, L.P.
                  1.250%, 07/09/04........................      17,995,000
      11,483,000 The Goldman Sachs Group, L.P.
                  1.271%, 07/12/04........................      11,478,544
       4,874,000 UBS Finance, Inc. 1.420%, 07/01/04.......       4,874,000
                                                           ---------------
                                                                55,229,638
                                                           ---------------
                 Total Short Term Investments
                  (Identified Cost $55,229,638)...........      55,229,638
                                                           ---------------
                 Total Investments--100.2%
                  (Identified Cost $1,712,952,896) (a)....   1,929,209,502
                 Other assets less liabilities............      (3,572,588)
                                                           ---------------
                 TOTAL NET ASSETS--100%................... $ 1,925,636,914
                                                           ===============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-117

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value.....................             $1,929,209,502
      Cash.....................................                     61,925
      Collateral for securities loaned.........                 81,251,233
      Receivable for:
       Securities sold.........................                 15,004,705
       Fund shares sold........................                    150,358
       Dividends and interest..................                  1,744,968
       Foreign taxes...........................                     55,929
                                                            --------------
        Total Assets...........................              2,027,478,620
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $   817,276
       Securities purchased....................  18,632,606
       Withholding taxes.......................      54,025
       Return of collateral for securities
        loaned.................................  81,251,233
      Accrued expenses:
       Management fees.........................     765,335
       Service and distribution fees...........       9,568
       Other expenses..........................     311,663
                                                -----------
        Total Liabilities......................                101,841,706
                                                            --------------
    NET ASSETS.................................             $1,925,636,914
                                                            ==============
      Net assets consist of:
       Capital paid in.........................             $2,273,830,953
       Undistributed net investment income.....                  4,227,632
       Accumulated net realized gains
        (losses)...............................               (568,678,277)
       Unrealized appreciation (depreciation)
        on investments.........................                216,256,606
                                                            --------------
    NET ASSETS.................................             $1,925,636,914
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($1,857,125,947 divided by
     73,500,164 shares outstanding)............             $        25.27
                                                            ==============
    CLASS B
    Net asset value and redemption price per
     share ($18,259,317 divided by
     730,379 shares outstanding)...............             $        25.00
                                                            ==============
    CLASS E
    Net asset value and redemption price per
     share ($50,251,650 divided by
     2,002,928 shares outstanding).............             $        25.09
                                                            ==============
    Identified cost of investments.............             $1,712,952,896
                                                            ==============





















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $11,019,242 (a)
       Interest................................                 372,919 (b)
                                                            ------------
                                                              11,392,161
     EXPENSES
       Management fees......................... $4,692,596
       Service and distribution fees--Class B..     19,578
       Service and distribution fees--Class E..     32,792
       Directors' fees and expenses............     10,633
       Custodian...............................    178,149
       Audit and tax services..................     10,686
       Legal...................................     23,458
       Printing................................    298,966
       Insurance...............................     23,406
       Miscellaneous...........................      3,239
                                                ----------
       Total expenses before reductions........  5,293,503
       Expense reductions......................   (213,071)    5,080,432
                                                ----------  ------------
     NET INVESTMENT INCOME.....................                6,311,729
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................              144,908,882
     Unrealized appreciation (depreciation) on:
       Investments--net........................              (91,455,769)
                                                            ------------
     Net gain (loss)...........................               53,453,113
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $ 59,764,842
                                                            ============

(a)Net of foreign taxes of $157,975.
(b)Includes income on securities loaned of $79,925.


                See accompanying notes to financial statements.

                                    MSF-118

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    6,311,729  $   14,034,001
  Net realized gain (loss)..........................................    144,908,882     (17,451,108)
  Unrealized appreciation (depreciation)............................    (91,455,769)    459,570,368
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     59,764,842     456,153,261
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................    (13,650,570)    (14,570,160)
    Class B.........................................................        (94,035)        (58,783)
    Class E.........................................................       (320,636)       (103,186)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (14,065,241)    (14,732,129)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (56,033,337)    (84,146,550)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    (10,333,736)    357,274,582

NET ASSETS
  Beginning of the period...........................................  1,935,970,650   1,578,696,068
                                                                     --------------  --------------
  End of the period................................................. $1,925,636,914  $1,935,970,650
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    4,227,632  $   11,981,144
                                                                     ==============  ==============

































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004            DECEMBER 31, 2003
                                                               -------------------------  -------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  -------------  ----------  -------------
CLASS A
  Sales.......................................................    639,181  $  15,919,254   1,315,400  $  28,007,348
  Reinvestments...............................................    544,933     13,650,570     743,755     14,570,160
  Redemptions................................................. (4,168,365)  (103,512,814) (7,395,661)  (154,223,963)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease)..................................... (2,984,251) $ (73,942,990) (5,336,506) $(111,646,455)
                                                               ==========  =============  ==========  =============
CLASS B
  Sales.......................................................    195,591  $   4,812,731     344,246  $   7,377,886
  Reinvestments...............................................      3,792         94,035       3,028         58,783
  Redemptions.................................................    (51,722)    (1,270,124)   (107,154)    (2,245,795)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    147,661  $   3,636,642     240,120  $   5,190,874
                                                               ==========  =============  ==========  =============
CLASS E
  Sales.......................................................    741,443  $  18,377,791   1,179,574  $  25,531,532
  Reinvestments...............................................     12,887        320,636       5,297        103,186
  Redemptions.................................................   (180,266)    (4,425,416)   (154,406)    (3,325,687)
                                                               ----------  -------------  ----------  -------------
  Net increase (decrease).....................................    574,064  $  14,273,011   1,030,465  $  22,309,031
                                                               ==========  =============  ==========  =============
  Increase (decrease) derived from capital share transactions. (2,262,526) $ (56,033,337) (4,065,921) $ (84,146,550)
                                                               ==========  =============  ==========  =============

                See accompanying notes to financial statements.

                                    MSF-119

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                           CLASS A
                                                          -------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,    ----------------------------------------------------------
                                                               2004         2003        2002        2001        2000       1999
                                                          ----------     ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD..................... $    24.67     $    19.12  $    26.01  $    36.34  $    39.14 $    37.10
                                                          ----------     ----------  ----------  ----------  ---------- ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................       0.09           0.19        0.19        0.18        0.19       0.23
  Net realized and unrealized gain (loss)
   on investments........................................       0.69           5.54       (6.96)      (6.00)      (2.55)      6.38
                                                          ----------     ----------  ----------  ----------  ---------- ----------
  Total from investment operations.......................       0.78           5.73       (6.77)      (5.82)      (2.36)      6.61
                                                          ----------     ----------  ----------  ----------  ---------- ----------
LESS DISTRIBUTIONS
  Distributions from net investment income...............      (0.18)         (0.18)      (0.12)      (0.25)       0.00      (0.24)
  Distributions from net realized capital gains..........       0.00           0.00        0.00       (4.26)      (0.44)     (4.33)
                                                          ----------     ----------  ----------  ----------  ---------- ----------
  Total distributions....................................      (0.18)         (0.18)      (0.12)      (4.51)      (0.44)     (4.57)
                                                          ----------     ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, END OF PERIOD........................... $    25.27     $    24.67  $    19.12  $    26.01  $    36.34 $    39.14
                                                          ==========     ==========  ==========  ==========  ========== ==========
TOTAL RETURN (%).........................................        3.2 (b)       30.2       (26.1)      (17.0)       (6.2)      18.5
Ratio of operating expenses to average net
 assets before expense reductions (%)....................       0.55 (c)       0.56        0.54        0.53        0.50       0.49
Ratio of operating expenses to average net
 assets after expense reductions (%) (d).................       0.52 (c)       0.55        0.52        0.50        0.49         --
Ratio of net investment income to average net assets (%).       0.66 (c)       0.83        0.79        0.58        0.48       0.59
Portfolio turnover rate (%)..............................         87 (c)         75          79         101          86         83
Net assets, end of period (000).......................... $1,857,126     $1,886,744  $1,564,635  $2,457,339  $3,278,964 $3,623,316



































                                                                    CLASS B
                                                  --------------------------------------------
                                                  SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                    ENDED        DECEMBER 31,      THROUGH
                                                   JUNE 30,    ---------------   DECEMBER 31,
                                                     2004        2003    2002        2001
                                                  ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 24.40     $ 18.93  $25.80      $29.14
                                                   -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.06        0.14    0.12        0.02
  Net realized and unrealized gain (loss) on
   investments...................................     0.68        5.48   (6.87)      (3.36)
                                                   -------     -------  ------      ------
  Total from investment operations...............     0.74        5.62   (6.75)      (3.34)
                                                   -------     -------  ------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......    (0.14)      (0.15)  (0.12)       0.00
                                                   -------     -------  ------      ------
  Total distributions............................    (0.14)      (0.15)  (0.12)       0.00
                                                   -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD...................  $ 25.00     $ 24.40  $18.93      $25.80
                                                   =======     =======  ======      ======
TOTAL RETURN (%).................................      3.1 (b)    29.9   (26.3)      (11.5)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................     0.80 (c)    0.81    0.79        0.78 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     0.77 (c)    0.80    0.77        0.75 (c)
Ratio of net investment income to average net
 assets (%)......................................     0.42 (c)    0.59    0.61        0.45 (c)
Portfolio turnover rate (%)......................       87 (c)      75      79         101
Net assets, end of period (000)..................  $18,259     $14,219  $6,486      $2,849










































                                                                   CLASS E
                                                 ---------------------------------------------
                                                 SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                   ENDED        DECEMBER 31,       THROUGH
                                                  JUNE 30,    ---------------    DECEMBER 31,
                                                    2004        2003    2002         2001
                                                 ----------   -------  ------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD............. $ 24.50     $ 19.01  $25.89       $29.23
                                                  -------     -------  ------       ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................    0.06        0.16    0.16         0.01
  Net realized and unrealized gain (loss) on
   investments...................................    0.70        5.51   (6.92)       (3.35)
                                                  -------     -------  ------       ------
  Total from investment operations...............    0.76        5.67   (6.76)       (3.34)
                                                  -------     -------  ------       ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......   (0.17)      (0.18)  (0.12)        0.00
                                                  -------     -------  ------       ------
  Total distributions............................   (0.17)      (0.18)  (0.12)        0.00
                                                  -------     -------  ------       ------
NET ASSET VALUE, END OF PERIOD................... $ 25.09     $ 24.50  $19.01       $25.89
                                                  =======     =======  ======       ======
TOTAL RETURN (%).................................     3.1 (b)    30.0   (26.2)       (11.4)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................    0.70 (c)    0.71    0.69         0.68 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................    0.67 (c)    0.70    0.67         0.65 (c)
Ratio of net investment income to average net
 assets (%)......................................    0.53 (c)    0.71    0.79         0.43 (c)
Portfolio turnover rate (%)......................      87 (c)      75      79          101
Net assets, end of period (000).................. $50,252     $35,008  $7,575       $   11

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.


                See accompanying notes to financial statements.

                                    MSF-120

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY ALGER EQUITY GROWTH)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--99.1% OF TOTAL NET ASSETS

                                                                      VALUE
    SHARES                                                           (NOTE 1)
  ------------------------------------------------------------------------------

                AEROSPACE & DEFENSE--1.3%
      77,800    General Dynamics Corp............................. $   7,725,540
                                                                   -------------

                AIR FREIGHT & COURIERS--0.6%
      67,100    Expeditors International of Washington, Inc.......     3,315,411
                                                                   -------------

                BEVERAGES--2.3%
     262,700    The Coca-Cola Co..................................    13,261,096
                                                                   -------------

                BIOTECHNOLOGY--4.6%
      51,700    Amgen, Inc. (b)...................................     2,821,269
     154,200    Biogen Idec, Inc. (b).............................     9,753,150
     131,200    Charles River Laboratories International, Inc. (b)     6,411,744
     101,900    Chiron Corp. (b)..................................     4,548,816
      54,500    Genentech, Inc. (b)...............................     3,062,900
                                                                   -------------
                                                                      26,597,879
                                                                   -------------

                CAPITAL MARKETS--1.5%
     287,200    Ameritrade Holding Corp. (b)......................     3,259,720
      56,300    The Goldman Sachs Group, Inc......................     5,301,208
                                                                   -------------
                                                                       8,560,928
                                                                   -------------

                CHEMICALS--1.1%
     161,500    Monsanto Co.......................................     6,217,750
                                                                   -------------

                COMMERCIAL SERVICES & SUPPLIES--2.3%
     135,100    Career Education Corp. (b)........................     6,155,156
     147,500    Manpower, Inc.....................................     7,488,575
                                                                   -------------
                                                                      13,643,731
                                                                   -------------

                COMMUNICATIONS EQUIPMENT--6.2%
     873,950    Cisco Systems, Inc. (b)...........................    20,712,615
     232,900    Juniper Networks, Inc. (b)........................     5,722,353
     130,000    QUALCOMM, Inc.....................................     9,487,400
                                                                   -------------
                                                                      35,922,368
                                                                   -------------

                CONSUMER FINANCE--4.9%
     183,900    American Express Co...............................     9,448,782
     270,900    MBNA Corp.........................................     6,986,511
     342,000    Providian Financial Corp..........................     5,017,140
     176,300    SLM Corp..........................................     7,131,335
                                                                   -------------
                                                                      28,583,768
                                                                   -------------

                DIVERSIFIED FINANCIAL SERVICES--1.9%
     233,200    Citigroup, Inc....................................    10,843,800
                                                                   -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
     244,400    Flextronics International, Ltd. (b)...............     3,898,180
                                                                   -------------

                HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
      79,100    Alcon, Inc........................................     6,221,215
     154,800    Guidant Corp......................................     8,650,224
      56,000    Millipore Corp....................................     3,156,720
                                                                   -------------
                                                                      18,028,159
                                                                   -------------

                                                             VALUE
          SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                   HEALTH CARE PROVIDERS & SERVICES--2.9%
           258,900 Caremark Rx, Inc. (b)................. $   8,528,166
           132,500 UnitedHealth Group, Inc...............     8,248,125
                                                          -------------
                                                             16,776,291
                                                          -------------

                   HOTELS, RESTAURANTS & LEISURE--5.8%
           623,900 Caesars Entertainment, Inc. (b).......     9,358,500
           284,200 International Game Technology.........    10,970,120
           170,900 Marriott International, Inc. (Class A)     8,524,492
           109,900 Starbucks Corp. (b)...................     4,778,452
                                                          -------------
                                                             33,631,564
                                                          -------------

                   HOUSEHOLD DURABLES--1.0%
            62,900 Harman International Industries, Inc..     5,723,900
                                                          -------------

                   HOUSEHOLD PRODUCTS--3.8%
           139,500 The Clorox Co.........................     7,502,310
           270,600 The Procter & Gamble Co...............    14,731,464
                                                          -------------
                                                             22,233,774
                                                          -------------

                   IT SERVICES--2.0%
            72,500 Alliance Data Systems Corp. (b).......     3,063,125
           198,300 First Data Corp.......................     8,828,316
                                                          -------------
                                                             11,891,441
                                                          -------------

                   INDUSTRIAL CONGLOMERATES--5.6%
           600,000 General Electric Co...................    19,440,000
           405,000 Tyco International, Ltd...............    13,421,700
                                                          -------------
                                                             32,861,700
                                                          -------------

                   INSURANCE--2.0%
           166,625 American International Group, Inc.....    11,877,030
                                                          -------------

                   INTERNET & CATALOG RETAIL--0.6%
           109,000 InterActiveCorp (b)...................     3,285,260
                                                          -------------

                   INTERNET SOFTWARE & SERVICES--2.7%
           428,000 Yahoo!, Inc. (b)......................    15,549,240
                                                          -------------

                   MEDIA--4.8%
           143,200 Comcast Corp. (Special Class A).......     3,953,752
           390,100 The News Corp., Ltd. (ADR) (c)........    13,817,342
           399,250 The Walt Disney Co....................    10,176,883
                                                          -------------
                                                             27,947,977
                                                          -------------

                   METALS & MINING--1.1%
           178,800 CONSOL Energy, Inc. (c)...............     6,436,800
                                                          -------------

                   MULTILINE RETAIL--2.5%
           116,300 Nordstrom, Inc........................     4,955,543
           228,800 Target Corp...........................     9,717,136
                                                          -------------
                                                             14,672,679
                                                          -------------

                   OFFICE ELECTRONICS--0.5%
            34,900 Zebra Technologies Corp. (Class A) (b)     3,036,300
                                                          -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-121

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY ALGER EQUITY GROWTH)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                             VALUE
             SHARES                                         (NOTE 1)
           ------------------------------------------------------------

                         OIL & GAS--4.1%
               90,100    Burlington Resources, Inc....... $   3,259,818
              258,000    EOG Resources, Inc..............    15,405,180
               97,700    Newfield Exploration Co. (b)....     5,445,798
                                                          -------------
                                                             24,110,796
                                                          -------------

                         PHARMACEUTICALS--10.1%
               46,500    Allergan, Inc...................     4,162,680
              144,500    Elan Corp., Plc. (ADR) (b) (c)..     3,574,930
              122,200    IVAX Corp.......................     2,931,578
              119,300    Johnson & Johnson...............     6,645,010
              309,400    Novartis AG (ADR)...............    13,768,300
              809,500    Pfizer, Inc.....................    27,749,660
                                                          -------------
                                                             58,832,158
                                                          -------------

                         SEMICONDUCTORS & EQUIPMENT--5.8%
              720,800    Intel Corp......................    19,894,080
              266,300    Linear Technology Corp..........    10,510,861
              236,900    PMC-Sierra, Inc. (b)............     3,399,515
                                                          -------------
                                                             33,804,456
                                                          -------------

                         SOFTWARE--8.0%
              679,900    Microsoft Corp..................    19,417,944
              842,300    Oracle Corp. (b)................    10,048,639
              181,600    Red Hat, Inc. (b)...............     4,171,352
              317,800    SAP AG (ADR)....................    13,287,218
                                                          -------------
                                                             46,925,153
                                                          -------------

                         SPECIALTY RETAIL--1.8%
              118,100    Bed Bath & Beyond, Inc. (b).....     4,540,945
              204,300    Staples, Inc....................     5,988,033
                                                          -------------
                                                             10,528,978
                                                          -------------

                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    TEXTILES, APPAREL & LUXURY GOODS--2.8%
             94,800 Coach, Inc. (b)....................... $   4,284,012
             81,600 NIKE, Inc. (Class B)..................     6,181,200
            164,400 Polo Ralph Lauren Corp................     5,663,580
                                                           -------------
                                                              16,128,792
                                                           -------------

                    THRIFTS & MORTGAGE FINANCE--0.7%
             60,200 Federal National Mortgage Association.     4,295,872
                                                           -------------
                    Total Common Stocks
                     (Identified Cost $538,339,496).......   577,148,771
                                                           -------------

        SHORT TERM INVESTMENTS--0.3%
           FACE
          AMOUNT
        ----------------------------------------------------------------

                    COMMERCIAL PAPER--0.3%
        $   256,000 UBS Finance, Inc. 1.180%, 07/01/04....       256,000
          1,299,000 UBS Finance, Inc. 1.420%, 07/01/04....     1,299,000
                                                           -------------
                                                               1,555,000
                                                           -------------
                    Total Short Term Investments
                     (Identified Cost $1,555,000).........     1,555,000
                                                           -------------
                    Total Investments--99.4%
                     (Identified Cost $539,894,496) (a)...   578,703,771
                    Other assets less liabilities.........     3,508,394
                                                           -------------
                    TOTAL NET ASSETS--100%................ $ 582,212,165
                                                           =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-122

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY ALGER EQUITY GROWTH)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $ 578,703,771
       Cash.....................................                       461
       Collateral for securities loaned.........                24,456,706
       Receivable for:
        Securities sold.........................                 6,780,434
        Fund shares sold........................                   852,399
        Dividends and interest..................                   356,534
                                                             -------------
         Total Assets...........................               611,150,305
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 1,236,202
        Securities purchased....................   2,750,797
        Return of collateral for securities
         loaned.................................  24,456,706
       Accrued expenses:
        Management fees.........................     345,268
        Service and distribution fees...........      10,103
        Deferred trustees fees..................      27,439
        Other expenses..........................     111,625
                                                 -----------
         Total Liabilities......................                28,938,140
                                                             -------------
     NET ASSETS.................................             $ 582,212,165
                                                             =============
       Net assets consist of:
        Capital paid in.........................             $ 794,067,154
        Undistributed net investment income
         (loss).................................                  (468,900)
        Accumulated net realized gains
         (losses)...............................              (250,195,364)
        Unrealized appreciation (depreciation)
         on investments.........................                38,809,275
                                                             -------------
     NET ASSETS.................................             $ 582,212,165
                                                             =============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($514,148,406 divided by
      26,999,329 shares outstanding)............             $       19.04
                                                             =============
     CLASS B
     Net asset value and redemption price per
      share ($23,480,258 divided by
      1,251,593 shares outstanding).............             $       18.76
                                                             =============
     CLASS E
     Net asset value and redemption price per
      share ($44,583,501 divided by
      2,359,673 shares outstanding).............             $       18.89
                                                             =============
     Identified cost of investments.............             $ 539,894,496
                                                             =============

























STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $  1,639,946(a)
       Interest................................                  65,624 (b)
                                                            ------------
                                                               1,705,570
     EXPENSES
       Management fees......................... $2,142,127
       Service and distribution fees--Class B..      9,076
       Service and distribution fees--Class E..     31,124
       Directors' fees and expenses............     11,150
       Custodian...............................     65,429
       Audit and tax services..................     10,686
       Legal...................................      7,302
       Printing................................     92,763
       Insurance...............................      5,584
       Miscellaneous...........................      1,146
                                                ----------
       Total expenses before reductions........  2,376,387
       Expense reductions......................   (223,241)    2,153,146
                                                ----------  ------------
     NET INVESTMENT INCOME (LOSS)..............                 (447,576)
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               67,234,043
     Unrealized appreciation (depreciation) on:
       Investments--net........................              (55,964,771)
                                                            ------------
     Net gain (loss)...........................               11,269,272
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $ 10,821,696
                                                            ============

(a)Net of foreign taxes of $75,495.
(b)Income on securities loaned of $34,798.

                See accompanying notes to financial statements.

                                    MSF-123

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY ALGER EQUITY GROWTH)

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (447,576) $    (54,086)
  Net realized gain (loss)..........................................   67,234,043    57,930,326
  Unrealized appreciation (depreciation)............................  (55,964,771)   96,726,234
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   10,821,696   154,602,474
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................            0      (279,573)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................            0      (279,573)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (5,825,695)  (42,001,758)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    4,996,001   112,321,143

NET ASSETS
  Beginning of the period...........................................  577,216,164   464,895,021
                                                                     ------------  ------------
  End of the period................................................. $582,212,165  $577,216,164
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (468,900) $    (21,324)
                                                                     ============  ============





































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2004            DECEMBER 31, 2003
                                                               ------------------------  --------------------------
                                                                 SHARES          $          SHARES          $
                                                               ----------  ------------  -----------  -------------
CLASS A
  Sales.......................................................  2,341,426  $ 44,572,166    6,987,320  $ 110,813,878
  Reinvestments...............................................          0             0       19,361        279,573
  Redemptions................................................. (4,181,305)  (79,479,409) (10,602,971)  (167,671,105)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease)..................................... (1,839,879) $(34,907,243)  (3,596,290) $ (56,577,654)
                                                               ==========  ============  ===========  =============
CLASS B
  Sales.......................................................  1,297,983  $ 23,345,940        4,970  $      85,305
  Redemptions.................................................    (51,202)     (940,435)        (226)        (3,745)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................  1,246,781  $ 22,405,505        4,744  $      81,560
                                                               ==========  ============  ===========  =============
CLASS E
  Sales.......................................................    498,269  $  9,411,863    1,199,100  $  19,448,257
  Redemptions.................................................   (144,812)   (2,735,820)    (297,504)    (4,953,921)
                                                               ----------  ------------  -----------  -------------
  Net increase (decrease).....................................    353,457  $  6,676,043      901,596  $  14,494,336
                                                               ==========  ============  ===========  =============
  Increase (decrease) derived from capital share transactions.   (239,641) $ (5,825,695)  (2,689,950) $ (42,001,758)
                                                               ==========  ============  ===========  =============

                See accompanying notes to financial statements.

                                    MSF-124

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY ALGER EQUITY GROWTH)

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                            CLASS A
                                                                --------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED                   YEAR ENDED DECEMBER 31,
                                                                  JUNE 30,    ------------------------------------------------
                                                                    2004        2003     2002      2001      2000      1999
                                                                ----------    -------- --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD...........................  $  18.72     $  13.86 $  20.74  $  25.06  $  29.34  $  25.11
                                                                 --------     -------- --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss).................................     (0.01)        0.00     0.01      0.00      0.03     (0.01)
  Net realized and unrealized gain (loss)
    on investments.............................................      0.33         4.87    (6.89)    (2.91)    (3.99)     8.34
                                                                 --------     -------- --------  --------  --------  --------
  Total from investment operations.............................      0.32         4.87    (6.88)    (2.91)    (3.96)     8.33
                                                                 --------     -------- --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income.....................      0.00        (0.01)    0.00     (0.07)    (0.09)     0.00
  Distributions from net realized capital gains................      0.00         0.00     0.00     (1.34)     0.00     (0.01)
  Distributions in excess of net realized capital gains........      0.00         0.00     0.00      0.00     (0.23)    (4.09)
                                                                 --------     -------- --------  --------  --------  --------
  Total distributions..........................................      0.00        (0.01)    0.00     (1.41)    (0.32)    (4.10)
                                                                 --------     -------- --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.................................  $  19.04     $  18.72 $  13.86  $  20.74  $  25.06  $  29.34
                                                                 ========     ======== ========  ========  ========  ========
TOTAL RETURN (%)...............................................       1.7 (b)     35.2    (33.2)    (12.0)    (13.7)     34.1
Ratio of operating expenses to average net
  assets before expense reductions (%).........................      0.81 (c)     0.82     0.79      0.84      0.79      0.80
Ratio of operating expenses to average net
  assets after expense reductions (%) (d)......................      0.73 (c)     0.80       --        --        --        --
Ratio of net investment income (loss) to average
  net assets (%)...............................................     (0.15)(c)     0.00     0.05      0.00      0.23     (0.03)
Portfolio turnover rate (%)....................................       309 (c)      167      243        88        88       128
Net assets, end of period (000)................................  $514,148     $539,840 $449,676  $788,097  $968,357  $841,053



































                                                                          CLASS B
                                                         --------------------------------------
                                                         SIX MONTHS       YEAR     JULY 30, 2002(A)
                                                           ENDED         ENDED         THROUGH
                                                          JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                            2004          2003           2002
                                                         ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 18.46        $13.65         $14.64
                                                          -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........................     0.00          0.00          (0.01)
  Net realized and unrealized gain (loss) on
   investments..........................................     0.30          4.81          (0.98)
                                                          -------        ------         ------
  Total from investment operations......................     0.30          4.81          (0.99)
                                                          -------        ------         ------
NET ASSET VALUE, END OF PERIOD..........................  $ 18.76        $18.46         $13.65
                                                          =======        ======         ======
TOTAL RETURN (%)........................................      1.6 (b)      35.2           (6.8)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................     1.06 (c)      1.07           1.04 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................     0.98 (c)      1.05             --
Ratio of net investment income (loss) to average net
 assets (%).............................................    (0.15)(c)     (0.04)         (0.24)(c)
Portfolio turnover rate (%).............................      309 (c)       167            243
Net assets, end of period (000).........................  $23,480        $   89         $    1

















































                                                                                 CLASS E
                                                          ------------ -----------------------------
                                                          SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                            ENDED        DECEMBER 31,       THROUGH
                                                           JUNE 30,    ----------------   DECEMBER 31,
                                                             2004        2003     2002        2001
                                                          ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 18.59     $ 13.78  $ 20.64      $23.50
                                                           -------     -------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)..........................     (0.02)      (0.02)   (0.01)       0.00
  Net realized and unrealized gain (loss) on
   investments..........................................      0.32        4.83    (6.85)      (2.86)
                                                           -------     -------  -------      ------
  Total from investment operations......................      0.30        4.81    (6.86)      (2.86)
                                                           -------     -------  -------      ------
NET ASSET VALUE, END OF PERIOD..........................   $ 18.89     $ 18.59  $ 13.78      $20.64
                                                           =======     =======  =======      ======
TOTAL RETURN (%)........................................       1.6 (b)    34.9    (33.2)      (12.2)(b)
Ratio of operating expenses to average net assets before
 expense reductions (%).................................      0.96 (c)    0.97     0.94        0.99 (c)
Ratio of operating expenses to average net assets after
 expense reductions (%) (d).............................      0.88 (c)    0.95       --          --
Ratio of net investment income (loss) to average net
 assets (%).............................................     (0.28)(c)   (0.14)   (0.06)       0.00 (c)
Portfolio turnover rate (%).............................       309 (c)     167      243          88
Net assets, end of period (000).........................   $44,584     $37,288  $15,218      $4,994

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-125

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.1% OF TOTAL NET ASSETS



                                                             VALUE
            SHARES                                          (NOTE 1)
          ------------------------------------------------------------

                     AEROSPACE & DEFENSE--6.0%
              42,415 Honeywell International, Inc........ $  1,553,662
              13,100 Lockheed Martin Corp................      682,248
              39,300 Raytheon Co.........................    1,405,761
              25,570 The Boeing Co.......................    1,306,371
                                                          ------------
                                                             4,948,042
                                                          ------------

                     AUTOMOBILES--0.9%
              16,700 General Motors Corp.................      778,053
                                                          ------------

                     BIOTECHNOLOGY--0.8%
              27,000 MedImmune, Inc. (b).................      631,800
                                                          ------------

                     CAPITAL MARKETS--4.6%
              27,940 J.P. Morgan Chase & Co..............    1,083,234
              27,080 Morgan Stanley......................    1,429,012
              44,100 The Bank of New York Co., Inc.......    1,300,068
                                                          ------------
                                                             3,812,314
                                                          ------------

                     CHEMICALS--3.1%
              22,300 Air Products & Chemicals, Inc.......    1,169,635
              31,650 E. I. du Pont de Nemours & Co.......    1,405,893
                                                          ------------
                                                             2,575,528
                                                          ------------

                     COMMERCIAL BANKS--7.1%
              38,643 Bank of America Corp................    3,269,971
               8,300 National City Corp..................      290,583
              16,070 PNC Financial Services Group, Inc...      852,995
              54,350 U.S. Bancorp........................    1,497,886
                                                          ------------
                                                             5,911,435
                                                          ------------

                     COMMERCIAL SERVICES & SUPPLIES--2.1%
              31,680 Cendant Corp........................      775,526
              31,680 Waste Management, Inc...............      970,992
                                                          ------------
                                                             1,746,518
                                                          ------------

                     COMMUNICATIONS EQUIPMENT--0.9%
              42,100 Motorola, Inc.......................      768,325
                                                          ------------

                     COMPUTERS & PERIPHERALS--2.1%
              38,700 Hewlett-Packard Co..................      816,570
             208,100 Sun Microsystems, Inc. (b)..........      903,154
                                                          ------------
                                                             1,719,724
                                                          ------------

                     CONSUMER FINANCE--1.3%
              42,980 MBNA Corp...........................    1,108,454
                                                          ------------

                     DIVERSIFIED FINANCIAL SERVICES--3.4%
              59,671 Citigroup, Inc......................    2,774,702
                                                          ------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
              64,300 SBC Communications, Inc.............    1,559,275
              42,490 Verizon Communications, Inc.........    1,537,713
                                                          ------------
                                                             3,096,988
                                                          ------------

                                                              VALUE
          SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                   ELECTRIC UTILITIES--1.8%
            32,330 PPL Corp............................... $  1,483,947
                                                           ------------

                   ENERGY EQUIPMENT & SERVICES--2.1%
            29,010 Halliburton Co.........................      877,842
            29,870 Transocean, Inc........................      864,438
                                                           ------------
                                                              1,742,280
                                                           ------------

                   FOOD & STAPLES RETAILING--3.2%
            31,370 CVS Corp...............................    1,318,167
            71,730 The Kroger Co. (b).....................    1,305,486
                                                           ------------
                                                              2,623,653
                                                           ------------

                   FOOD PRODUCTS--1.9%
            13,300 General Mills, Inc.....................      632,149
            41,860 Sara Lee Corp..........................      962,361
                                                           ------------
                                                              1,594,510
                                                           ------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
            39,830 Baxter International, Inc..............    1,374,533
                                                           ------------

                   HEALTH CARE PROVIDERS & SERVICES--1.4%
            27,620 HCA, Inc...............................    1,148,716
                                                           ------------

                   HOTELS, RESTAURANTS & LEISURE--1.7%
            53,840 McDonald's Corp........................    1,399,840
                                                           ------------

                   HOUSEHOLD DURABLES--0.9%
            32,200 Newell Rubbermaid, Inc.................      756,700
                                                           ------------

                   HOUSEHOLD PRODUCTS--1.3%
            16,800 Kimberly-Clark Corp....................    1,106,784
                                                           ------------

                   IT SERVICES--0.5%
            20,600 Electronic Data Systems Corp...........      394,490
                                                           ------------

                   INDUSTRIAL CONGLOMERATES--2.5%
            11,200 General Electric Co....................      362,880
            52,620 Tyco International, Ltd................    1,743,827
                                                           ------------
                                                              2,106,707
                                                           ------------

                   INSURANCE--7.6%
            20,960 American International Group, Inc......    1,494,029
            41,600 Aon Corp...............................    1,184,352
            19,900 Genworth Financial, Inc. (b)...........      456,705
            18,680 Hartford Financial Services Group, Inc.    1,284,063
            29,800 UnumProvident Corp.....................      473,820
            18,480 XL Capital, Ltd. (Class A).............    1,394,501
                                                           ------------
                                                              6,287,470
                                                           ------------

                   LEISURE EQUIPMENT & PRODUCTS--1.0%
            44,000 Mattel, Inc............................      803,000
                                                           ------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-126

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
      SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

               MEDIA--6.8%
       110,470 Liberty Media Corp. (Class A) (b).............. $    993,125
         5,513 Liberty Media International, Inc. (Class A) (b)      204,532
        62,053 The DIRECTV Group, Inc. (b)....................    1,061,107
        43,100 The Interpublic Group of Cos., Inc. (b)........      591,763
        61,190 The Walt Disney Co.............................    1,559,733
        34,100 Time Warner, Inc. (b)..........................      599,478
        17,500 Viacom, Inc. (Class B).........................      625,100
                                                               ------------
                                                                  5,634,838
                                                               ------------

               METALS & MINING--1.4%
        13,020 Alcoa, Inc.....................................      430,051
        20,100 CONSOL Energy, Inc.............................      723,600
                                                               ------------
                                                                  1,153,651
                                                               ------------

               MULTILINE RETAIL--0.7%
        11,440 Federated Department Stores, Inc...............      561,704
                                                               ------------

               OIL & GAS--10.3%
        13,400 Amerada Hess Corp..............................    1,061,146
        20,070 Anadarko Petroleum Corp........................    1,176,102
        16,320 BP, Plc. (ADR).................................      874,262
        14,443 ChevronTexaco Corp.............................    1,359,231
        20,700 EOG Resources, Inc.............................    1,235,997
        47,324 Exxon Mobil Corp...............................    2,101,659
        17,750 Unocal Corp....................................      674,500
                                                               ------------
                                                                  8,482,897
                                                               ------------

               PAPER & FOREST PRODUCTS--1.7%
        30,870 International Paper Co.........................    1,379,889
                                                               ------------

               PHARMACEUTICALS--4.1%
        31,410 Bristol-Myers Squibb Co........................      769,545
        32,700 Pfizer, Inc....................................    1,120,956
        43,290 Schering-Plough Corp...........................      800,000
        18,770 Wyeth..........................................      678,723
                                                               ------------
                                                                  3,369,224
                                                               ------------

               ROAD & RAIL--1.0%
        14,100 Union Pacific Corp.............................      838,245
                                                               ------------

               SOFTWARE--1.0%
        30,150 Microsoft Corp.................................      861,084
                                                               ------------

               SPECIALTY RETAIL--4.2%
        10,200 AutoZone, Inc. (b).............................      817,020
        37,260 The Gap, Inc...................................      903,555
        30,900 The Home Depot, Inc............................    1,087,680
        41,600 Toys "R" Us, Inc. (b)..........................      662,688
                                                               ------------
                                                                  3,470,943
                                                               ------------

               THRIFTS & MORTGAGE FINANCE--2.2%
        11,720 Federal National Mortgage Association..........      836,339
        11,400 Radian Group, Inc..............................      546,060
        12,200 Washington Mutual, Inc.........................      471,408
                                                               ------------
                                                                  1,853,807
                                                               ------------

                                                            VALUE
            SHARES                                         (NOTE 1)
          ------------------------------------------------------------

                      TOBACCO--1.1%
               17,540 Altria Group, Inc................. $    877,877
                                                         ------------
                      Total Common Stocks
                       (Identified Cost $71,093,036)....   81,178,672
                                                         ------------

          SHORT TERM INVESTMENTS--2.8%
             FACE
            AMOUNT
          ------------------------------------------------------------

                      COMMERCIAL PAPER--2.8%
          $   200,000 The Goldman Sachs Group, L.P.
                       1.300%, 07/02/04.................      199,993
            1,000,000 The Goldman Sachs Group, L.P.
                       1.250%, 07/06/04.................      999,826
              958,000 The Goldman Sachs Group, L.P.
                       1.250%, 07/09/04.................      957,734
              201,000 UBS Finance, Inc. 0.990%, 07/01/04      201,000
                                                         ------------
                                                            2,358,553
                                                         ------------
                      Total Short Term Investments
                       (Identified Cost $2,358,553).....    2,358,553
                                                         ------------
                      Total Investments--100.9%
                       (Identified Cost $73,451,589) (a)   83,537,225
                      Other assets less liabilities.....     (778,411)
                                                         ------------
                      TOTAL NET ASSETS--100%............ $ 82,758,814
                                                         ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-127

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS
        Investments at value........................          $83,537,225
        Cash........................................                3,918
        Receivable for:
         Fund shares sold...........................              113,813
         Dividends and interest.....................               90,262
                                                              -----------
          Total Assets..............................           83,745,218
      LIABILITIES
        Payable for:
         Fund shares redeemed....................... $208,920
         Securities purchased.......................  673,338
        Accrued expenses:
         Management fees............................   73,426
         Service and distribution fees..............    5,688
         Other expenses.............................   25,032
                                                     --------
          Total Liabilities.........................              986,404
                                                              -----------
      NET ASSETS....................................          $82,758,814
                                                              ===========
        Net assets consist of:
         Capital paid in............................          $76,379,786
         Net investment income (loss)...............              358,734
         Accumulated net realized gains (losses)....           (4,065,342)
         Unrealized appreciation (depreciation) on
          investments...............................           10,085,636
                                                              -----------
      NET ASSETS....................................          $82,758,814
                                                              ===========
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($35,553,362 divided by 3,183,847
       shares outstanding)..........................          $     11.17
                                                              ===========
      CLASS B
      Net asset value and redemption price per share
       ($2,109,422 divided by 189,141 shares
       outstanding).................................          $     11.15
                                                              ===========
      CLASS E
      Net asset value and redemption price per share
       ($45,096,030 divided by 4,044,885 shares
       outstanding).................................          $     11.15
                                                              ===========
      Identified cost of investments................          $73,451,589
                                                              ===========































STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

       INVESTMENT INCOME
         Dividends...............................           $  706,497(a)
         Interest................................               11,724
                                                            ----------
                                                               718,221
       EXPENSES
         Management fees......................... $253,683
         Deferred expense reimbursement..........   27,104
         Service and distribution fees--Class B..      441
         Service and distribution fees--Class E..   28,215
         Directors' fees and expenses............   10,633
         Custodian...............................   35,732
         Audit and tax services..................   10,686
         Legal...................................      922
         Printing................................    4,051
         Insurance...............................      612
         Miscellaneous...........................      860
                                                  --------
         Total expenses before reimbursement.....  372,939
         Expense reimbursement...................  (13,452)    359,487
                                                  --------  ----------
       NET INVESTMENT INCOME.....................              358,734
                                                            ----------
       REALIZED AND UNREALIZED GAIN (LOSS)
       Realized gain (loss) on:
         Investments--net........................            2,103,448
       Unrealized appreciation (depreciation) on:
         Investments--net........................              826,502
                                                            ----------
       Net gain (loss)...........................            2,929,950
                                                            ----------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM OPERATIONS..........................           $3,288,684
                                                            ==========

(a)Net of foreign taxes of $ 2,789.

                See accompanying notes to financial statements.

                                    MSF-128

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                     SIX MONTHS      YEAR
                                                                       ENDED        ENDED
                                                                      JUNE 30,   DECEMBER 31,
                                                                        2004         2003
                                                                     ----------- ------------
FROM OPERATIONS
  Net investment income............................................. $   358,734 $   448,589
  Net realized gain (loss)..........................................   2,103,448    (495,247)
  Unrealized appreciation (depreciation)............................     826,502  10,207,595
                                                                     ----------- -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   3,288,684  10,160,937
                                                                     ----------- -----------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................           0    (249,238)
    Class B.........................................................           0        (366)
    Class E.........................................................           0    (199,940)
                                                                     ----------- -----------
  TOTAL DISTRIBUTIONS...............................................           0    (449,544)
                                                                     ----------- -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  17,245,676  42,958,485
                                                                     ----------- -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  20,534,360  52,669,878

NET ASSETS
  Beginning of the period...........................................  62,224,454   9,554,576
                                                                     ----------- -----------
  End of the period................................................. $82,758,814 $62,224,454
                                                                     =========== ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   358,734 $         0
                                                                     =========== ===========







































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2004          DECEMBER 31, 2003
                                                               ----------------------  ------------------------
                                                                 SHARES        $         SHARES          $
                                                               ---------  -----------  ----------  ------------
CLASS A
  Sales.......................................................   683,005  $ 7,463,605     841,639  $  7,752,902
  Shares issued through acquisition...........................         0            0   3,283,888    30,334,284
  Reinvestments...............................................         0            0      24,474       249,238
  Redemptions.................................................  (601,856)  (6,589,147) (1,631,176)  (14,930,488)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................    81,149  $   874,458   2,518,825  $ 23,405,936
                                                               =========  ===========  ==========  ============
CLASS B
  Sales.......................................................   190,835  $ 2,081,369       6,225  $     59,500
  Reinvestments...............................................         0            0          35           366
  Redemptions.................................................    (7,429)     (80,468)       (655)       (6,298)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   183,406  $ 2,000,901       5,605  $     53,568
                                                               =========  ===========  ==========  ============
CLASS E
  Sales....................................................... 1,882,727  $20,455,526   2,557,469  $ 23,475,760
  Reinvestments...............................................         0            0      19,972       199,940
  Redemptions.................................................  (562,356)  (6,085,209)   (470,858)   (4,176,719)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease)..................................... 1,320,371  $14,370,317   2,106,583  $ 19,498,981
                                                               =========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions. 1,584,926  $17,245,676   4,631,013  $ 42,958,485
                                                               =========  ===========  ==========  ============


                See accompanying notes to financial statements.

                                    MSF-129

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                  CLASS A
                                                  --------------------------------------
                                                  SIX MONTHS                  MAY 1, 2002(A)
                                                    ENDED       YEAR ENDED        THROUGH
                                                   JUNE 30,    DECEMBER 31,     DECEMBER 31,
                                                     2004         2003              2002
                                                  ----------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 10.67        $  7.95          $10.00
                                                   -------        -------          ------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.06           0.11            0.06
  Net realized and unrealized gain (loss) on
   investments...................................     0.44           2.71           (2.06)
                                                   -------        -------          ------
  Total from investment operations...............     0.50           2.82           (2.00)
                                                   -------        -------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......     0.00          (0.10)          (0.05)
                                                   -------        -------          ------
  Total distributions............................     0.00          (0.10)          (0.05)
                                                   -------        -------          ------
NET ASSET VALUE, END OF PERIOD...................  $ 11.17        $ 10.67          $ 7.95
                                                   =======        =======          ======
TOTAL RETURN (%).................................      4.7 (b)       35.7           (20.0)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................     0.95 (c)       0.94            0.85 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     0.92 (c)         --              --
Ratio of net investment income to average net
 assets (%)......................................     1.07 (c)       1.28            1.18 (c)
Portfolio turnover rate (%)......................       39 (c)         51              84 (c)
Net assets, end of period (000)..................  $35,553        $33,113          $4,642
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)...........     0.95 (c)       1.05            2.33 (c)































                                                                   CLASS B
                                                  ----------------------------------------
                                                  SIX MONTHS                  JULY 30, 2002(A)
                                                    ENDED       YEAR ENDED        THROUGH
                                                   JUNE 30,    DECEMBER 31,      DECEMBER 31,
                                                     2004         2003              2002
                                                  ----------   ------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 10.66        $  7.95          $ 8.30
                                                   -------        -------          ------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.04           0.04            0.03
  Net realized and unrealized gain (loss) on
   investments...................................     0.45           2.76           (0.36)
                                                   -------        -------          ------
  Total from investment operations...............     0.49           2.80           (0.33)
                                                   -------        -------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......     0.00          (0.09)          (0.02)
                                                   -------        -------          ------
  Total distributions............................     0.00          (0.09)          (0.02)
                                                   -------        -------          ------
NET ASSET VALUE, END OF PERIOD...................  $ 11.15        $ 10.66          $ 7.95
                                                   =======        =======          ======
TOTAL RETURN (%).................................      4.6 (b)       35.4            (4.0)(b)

Ratio of operating expenses to average net assets
 before expense reductions (%)...................     1.20 (c)       1.19            1.10 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     1.17 (c)         --              --
Ratio of net investment income to average net
 assets (%)......................................     0.78 (c)       1.02            0.93 (c)
Portfolio turnover rate (%)......................       39 (c)         51              84 (c)
Net assets, end of period (000)..................  $ 2,109        $    61          $    1
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)...........     1.20 (c)       1.30            2.58 (c)







































                                                                  CLASS E
                                                  --------------------------------------
                                                  SIX MONTHS                  MAY 1, 2002(A)
                                                    ENDED       YEAR ENDED        THROUGH
                                                   JUNE 30,    DECEMBER 31,     DECEMBER 31,
                                                     2004         2003            2002
                                                  ----------  ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 10.66        $  7.95          $10.00
                                                   -------        -------          ------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.05           0.08            0.04
  Net realized and unrealized gain (loss) on
   investments...................................     0.44           2.72           (2.04)
                                                   -------        -------          ------
  Total from investment operations...............     0.49           2.80           (2.00)
                                                   -------        -------          ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......     0.00          (0.09)          (0.05)
                                                   -------        -------          ------
  Total distributions............................     0.00          (0.09)          (0.05)
                                                   -------        -------          ------
NET ASSET VALUE, END OF PERIOD...................  $ 11.15        $ 10.66          $ 7.95
                                                   =======        =======          ======
TOTAL RETURN (%).................................      4.6 (b)       35.4           (20.0)(b)

Ratio of operating expenses to average net assets
 before expense reductions (%)...................     1.10 (c)       1.09            1.00 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     1.07 (c)         --              --
Ratio of net investment income to average net
 assets (%)......................................     0.92 (c)       1.14            1.03 (c)
Portfolio turnover rate (%)......................       39 (c)         51              84 (c)
Net assets, end of period (000)..................  $45,096        $29,051          $4,911
The ratios of operating expenses to average net
 assets without giving effect to the contractual
 expense agreement would have been (%)...........     1.10 (c)       1.20            2.48 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arranements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-130

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.5% OF TOTAL NET ASSETS

                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    AIR FREIGHT & COURIERS--1.0%
             31,900 United Parcel Service, Inc. (Class B) $   2,397,923
                                                          -------------

                    AUTOMOBILES--0.8%
             28,900 Harley-Davidson, Inc.................     1,790,066
                                                          -------------

                    BEVERAGES--1.4%
             15,700 PepsiCo, Inc.........................       845,916
             50,400 The Coca-Cola Co.....................     2,544,192
                                                          -------------
                                                              3,390,108
                                                          -------------

                    BIOTECHNOLOGY--2.1%
             50,100 Amgen, Inc. (b)......................     2,733,957
             12,400 Genentech, Inc. (b)..................       696,880
             22,300 Gilead Sciences, Inc. (b)............     1,494,100
                                                          -------------
                                                              4,924,937
                                                          -------------

                    CAPITAL MARKETS--6.7%
             58,100 Ameritrade Holding Corp. (b).........       659,435
             50,000 Credit Suisse Group, (CHF) (b).......     1,782,394
             63,700 Mellon Financial Corp................     1,868,321
             47,300 Merrill Lynch & Co., Inc.............     2,553,254
             36,700 Northern Trust Corp..................     1,551,676
             71,400 State Street Corp....................     3,501,456
             64,600 The Charles Schwab Corp..............       620,806
             14,500 The Goldman Sachs Group, Inc.........     1,365,320
             26,600 UBS AG, (CHF)........................     1,880,992
                                                          -------------
                                                             15,783,654
                                                          -------------

                    COMMERCIAL BANKS--0.8%
             72,900 U.S. Bancorp.........................     2,009,124
                                                          -------------

                    COMMERCIAL SERVICES & SUPPLIES--2.2%
             28,000 Apollo Group, Inc. (Class A) (b).....     2,472,120
            115,700 Cendant Corp.........................     2,832,336
                                                          -------------
                                                              5,304,456
                                                          -------------

                    COMMUNICATIONS EQUIPMENT--3.6%
            136,200 Cisco Systems, Inc. (b)..............     3,227,940
            104,200 Corning, Inc. (b)....................     1,360,852
             51,900 Juniper Networks, Inc. (b)...........     1,275,183
             31,600 QLogic Corp. (b).....................       840,244
             11,000 QUALCOMM, Inc........................       802,780
             13,900 Research In Motion, Ltd. (b).........       951,316
                                                          -------------
                                                              8,458,315
                                                          -------------

                    COMPUTERS & PERIPHERALS--1.7%
            111,700 Dell, Inc. (b).......................     4,001,094
                                                          -------------

                    CONSUMER FINANCE--2.6%
             60,700 American Express Co..................     3,118,766
             23,100 MBNA Corp............................       595,749
             59,800 SLM Corp.............................     2,418,910
                                                          -------------
                                                              6,133,425
                                                          -------------

                                                                     VALUE
     SHARES                                                         (NOTE 1)
   ----------------------------------------------------------------------------

                 DIVERSIFIED FINANCIAL SERVICES--3.6%
      182,415    Citigroup, Inc.................................. $   8,482,297
                                                                  -------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
        3,440    Samsung Electronics Co., Ltd., (KRW)............     1,430,589
                                                                  -------------

                 ENERGY EQUIPMENT & SERVICES--2.2%
       77,300    Baker Hughes, Inc...............................     2,910,345
       37,000    Schlumberger, Ltd...............................     2,349,870
                                                                  -------------
                                                                      5,260,215
                                                                  -------------

                 FOOD & STAPLES RETAILING--3.1%
       36,700    Sysco Corp......................................     1,316,429
      128,100    Wal-Mart de Mexico S.A., (MXN)..................       379,819
       25,700    Wal-Mart de Mexico S.A. (ADR)...................       762,108
       57,000    Wal-Mart Stores, Inc............................     3,007,320
       53,600    Walgreen Co.....................................     1,940,856
                                                                  -------------
                                                                      7,406,532
                                                                  -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
       24,700    Biomet, Inc.....................................     1,097,668
       27,100    Boston Scientific Corp. (b).....................     1,159,880
       19,000    Guidant Corp....................................     1,061,720
       38,000    Medtronic, Inc..................................     1,851,360
                                                                  -------------
                                                                      5,170,628
                                                                  -------------

                 HEALTH CARE PROVIDERS & SERVICES--4.2%
       12,200    Cardinal Health, Inc............................       854,610
       89,000    UnitedHealth Group, Inc.........................     5,540,250
       32,400    WellPoint Health Networks, Inc. (b).............     3,629,124
                                                                  -------------
                                                                     10,023,984
                                                                  -------------

                 HOTELS, RESTAURANTS & LEISURE--3.9%
       54,100    Carnival Corp...................................     2,542,700
      274,700    Compass Group, Plc., (GBP)......................     1,680,447
       84,700    International Game Technology...................     3,269,420
       12,300    MGM Mirage, Inc. (b)............................       577,362
       25,600    Starbucks Corp. (b).............................     1,113,088
                                                                  -------------
                                                                      9,183,017
                                                                  -------------

                 IT SERVICES--4.7%
      111,300    Accenture, Ltd. (Class A) (b)...................     3,058,524
       52,700    Affiliated Computer Services, Inc. (Class A) (b)     2,789,938
       45,400    First Data Corp.................................     2,021,208
       59,700    Fiserv, Inc. (b)................................     2,321,733
       34,400    SunGard Data Systems, Inc. (b)..................       894,400
                                                                  -------------
                                                                     11,085,803
                                                                  -------------

                 INDUSTRIAL CONGLOMERATES--3.9%
      177,400    General Electric Co.............................     5,747,760
      103,000    Tyco International, Ltd.........................     3,413,420
                                                                  -------------
                                                                      9,161,180
                                                                  -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-131

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                  VALUE
      SHARES                                                     (NOTE 1)
    ------------------------------------------------------------------------

               INSURANCE--4.0%
        32,100 ACE, Ltd....................................... $   1,357,188
        70,400 American International Group, Inc..............     5,018,112
        28,200 Hartford Financial Services Group, Inc.........     1,938,468
        31,765 The St. Paul Travelers Cos., Inc...............     1,287,753
                                                               -------------
                                                                   9,601,521
                                                               -------------

               INTERNET & CATALOG RETAIL--2.0%
        26,100 eBay, Inc. (b).................................     2,399,895
        78,300 InterActiveCorp (b)............................     2,359,962
                                                               -------------
                                                                   4,759,857
                                                               -------------

               INTERNET SOFTWARE & SERVICES--1.3%
        83,400 Yahoo!, Inc. (b)...............................     3,029,922
                                                               -------------

               MACHINERY--1.2%
        55,000 Danaher Corp...................................     2,851,750
                                                               -------------

               MEDIA--8.4%
       111,100 British Sky Broadcasting Group, Plc., (GBP)....     1,255,676
        47,200 Clear Channel Communications, Inc..............     1,744,040
        83,200 Comcast Corp. (Special Class A) (b)............     2,297,152
        84,000 EchoStar Communications Corp. (Class A) (b)....     2,583,000
       283,312 Liberty Media Corp. (Class A) (b)..............     2,546,975
        14,915 Liberty Media International, Inc. (Class A) (b)       553,346
        24,800 Sogecable S.A. (b), (EUR)......................     1,005,884
        16,200 The E.W. Scripps Co. (Class A).................     1,701,000
        55,400 The News Corp., Ltd. (ADR).....................     1,821,552
        55,000 Time Warner, Inc. (b)..........................       966,900
        47,600 Univision Communications, Inc. (Class A) (b)...     1,519,868
        54,923 Viacom, Inc. (Class B).........................     1,961,850
                                                               -------------
                                                                  19,957,243
                                                               -------------

               METALS & MINING--1.7%
        60,300 BHP Billiton, Ltd., (AUD)......................       526,407
        24,700 Nucor Corp.....................................     1,895,972
        68,800 Rio Tinto, Plc., (GBP).........................     1,659,675
                                                               -------------
                                                                   4,082,054
                                                               -------------

               MULTILINE RETAIL--2.2%
        45,700 Family Dollar Stores, Inc......................     1,390,194
        92,900 Target Corp....................................     3,945,463
                                                               -------------
                                                                   5,335,657
                                                               -------------

               OIL & GAS--1.9%
        21,200 ChevronTexaco Corp.............................     1,995,132
        55,316 Exxon Mobil Corp...............................     2,456,584
                                                               -------------
                                                                   4,451,716
                                                               -------------

               PERSONAL PRODUCTS--0.3%
        14,800 The Gillette Co................................       627,520
                                                               -------------

                                                                  VALUE
      SHARES                                                     (NOTE 1)
    ------------------------------------------------------------------------

               PHARMACEUTICALS--4.6%
        32,600 Forest Laboratories, Inc. (b).................. $   1,846,138
        43,700 Johnson & Johnson..............................     2,434,090
       147,563 Pfizer, Inc....................................     5,058,460
        10,000 Teva Pharmaceutical Industries, Ltd. (ADR).....       672,900
        24,100 Wyeth..........................................       871,456
                                                               -------------
                                                                  10,883,044
                                                               -------------

               SEMICONDUCTORS & EQUIPMENT--3.3%
        21,200 Analog Devices, Inc............................       998,096
        59,000 Applied Materials, Inc. (b)....................     1,157,580
        90,000 Intel Corp.....................................     2,484,000
        18,600 Maxim Integrated Products, Inc. (b)............       975,012
         4,700 Semiconductor Manufacturing International Corp.
                (ADR) (b).....................................        50,431
        54,700 STMicroelectronics NV, (EUR)...................     1,206,234
        28,800 Xilinx, Inc....................................       959,328
                                                               -------------
                                                                   7,830,681
                                                               -------------

               SOFTWARE--7.4%
        45,200 Adobe Systems, Inc.............................     2,101,800
        41,300 Intuit, Inc. (b)...............................     1,593,354
        29,900 Mercury Interactive Corp. (b)..................     1,489,917
       279,700 Microsoft Corp.................................     7,988,232
        35,100 Oracle Corp. (b)...............................       418,743
        24,800 Red Hat, Inc. (b)..............................       569,656
        11,100 SAP AG, (EUR)..................................     1,850,387
        56,300 VERITAS Software Corp. (b).....................     1,559,510
                                                               -------------
                                                                  17,571,599
                                                               -------------

               SPECIALTY RETAIL--2.6%
        47,200 Best Buy Co., Inc..............................     2,394,928
       126,800 Kingfisher, Plc., (GBP)........................       660,068
        89,250 The Home Depot, Inc............................     3,141,600
                                                               -------------
                                                                   6,196,596
                                                               -------------

               TEXTILES, APPAREL & LUXURY GOODS--0.4%
         4,800 Hermes International S.C.A., (EUR).............       961,319
                                                               -------------

               THRIFTS & MORTGAGE FINANCE--1.5%
        18,100 Federal Home Loan Mortgage Corp................     1,145,730
        33,700 Federal National Mortgage Association..........     2,404,832
                                                               -------------
                                                                   3,550,562
                                                               -------------

               TOBACCO--0.5%
        26,100 Altria Group, Inc..............................     1,306,305
                                                               -------------

               WIRELESS TELECOMMUNICATION SERVICES--2.9%
        87,900 Crown Castle International Corp. (b)...........     1,296,525
       120,400 Nextel Communications, Inc. (Class A) (b)......     3,209,864

 See accompanying notes to statement of investments and financial statements.

                                    MSF-132

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                            VALUE
              SHARES                                       (NOTE 1)
            -----------------------------------------------------------

                       WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
               632,283 Vodafone Group, Plc., (GBP)...... $   1,388,233
                43,500 Vodafone Group, Plc. (ADR).......       961,350
                                                         -------------
                                                             6,855,972
                                                         -------------
                       Total Common Stocks
                        (Identified Cost $204,718,579)..   231,250,665
                                                         -------------

SHORT TERM INVESTMENTS--2.5%

                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                 MUTUAL FUNDS--2.5%
       5,932,761 T. Rowe Price Reserve Investment Fund (d) $   5,932,761
                                                           -------------
                 Total Short Term Investments
                  (Identified Cost $5,932,761)............     5,932,761
                                                           -------------
                 Total Investments--100.0%
                  (Identified Cost $210,651,340) (a)......   237,183,426
                 Other assets less liabilities............       (24,925)
                                                           -------------
                 TOTAL NET ASSETS--100%................... $ 237,158,501
                                                           =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-133

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value........................            $237,183,426
      Cash........................................                     184
      Receivable for:
       Securities sold............................               2,041,315
       Fund shares sold...........................                 263,723
       Dividends and interest.....................                 199,409
       Foreign taxes..............................                   9,792
                                                              ------------
        Total Assets..............................             239,697,849
    LIABILITIES
      Payable for:
       Fund shares redeemed....................... $  135,628
       Securities purchased.......................  2,215,834
       Withholding taxes..........................      2,591
      Accrued expenses:
       Management fees............................    118,809
       Service and distribution fees..............      6,071
       Other expenses.............................     60,415
                                                   ----------
        Total Liabilities.........................               2,539,348
                                                              ------------
    NET ASSETS....................................            $237,158,501
                                                              ============
      Net assets consist of:
       Capital paid in............................            $255,988,633
       Undistributed net investment income........                 250,694
       Accumulated net realized gains (losses)....             (45,613,661)
       Unrealized appreciation (depreciation) on
        investments and foreign currency..........              26,532,835
                                                              ------------
    NET ASSETS....................................            $237,158,501
                                                              ============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per share
     ($195,104,856 divided by 16,390,674
     shares outstanding)..........................            $      11.90
                                                              ============
    CLASS B
    Net asset value and redemption price per share
     ($17,119,934 divided by 1,442,077
     shares outstanding)..........................            $      11.87
                                                              ============
    CLASS E
    Net asset value and redemption price per share
     ($24,933,711 divided by 2,099,930
     shares outstanding)..........................            $      11.87
                                                              ============
    Identified cost of investments................            $210,651,340
                                                              ============
































STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................             $1,004,452(a)
        Interest................................                29,958 (b)
                                                             ----------
                                                              1,034,410
      EXPENSES
        Management fees......................... $  644,510
        Service and distribution fees--Class B..      5,661
        Service and distribution fees--Class E..     15,840
        Directors' fees and expenses............     10,633
        Custodian...............................     68,336
        Audit and tax services..................     10,686
        Legal...................................      2,820
        Printing................................     26,180
        Insurance...............................      2,122
        Miscellaneous...........................        581
                                                 ----------
        Total expenses before reductions........    787,369
        Expense reductions......................     (9,049)    778,320
                                                 ----------  ----------
      NET INVESTMENT INCOME.....................                256,090
                                                             ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  4,520,774
        Foreign currency transactions--net......    (34,546)  4,486,228
                                                 ----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................    883,271
        Foreign currency transactions--net......       (345)    882,926
                                                 ----------  ----------
      Net gain (loss)...........................              5,369,154
                                                             ----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................             $5,625,244
                                                             ==========

(a)Net of foreign taxes of $20,090.
(b)Includes income on securities loaned of $332.

                See accompanying notes to financial statements.

                                    MSF-134

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    256,090  $    412,695
  Net realized gain (loss)..........................................    4,486,228    (4,269,845)
  Unrealized appreciation (depreciation)............................      882,926    45,663,069
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    5,625,244    41,805,919
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (359,930)     (169,201)
    Class B.........................................................         (327)          (13)
    Class E.........................................................      (32,729)       (4,752)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................     (392,986)     (173,966)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   42,640,333    16,594,977
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   47,872,591    58,226,930

NET ASSETS
  Beginning of the period...........................................  189,285,910   131,058,980
                                                                     ------------  ------------
  End of the period................................................. $237,158,501  $189,285,910
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    250,694  $    387,590
                                                                     ============  ============



































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,990,564  $ 34,922,012   2,575,526  $ 26,191,615
  Reinvestments...............................................     30,019       359,930      18,332       169,201
  Redemptions................................................. (1,432,381)  (16,905,688) (2,152,568)  (21,139,261)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,588,202  $ 18,376,254     441,290  $  5,221,555
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,450,111  $ 16,819,922      28,572  $    310,290
  Reinvestments...............................................         27           327           1            13
  Redemptions.................................................    (36,031)     (418,135)       (721)       (7,801)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,414,107  $ 16,402,114      27,852  $    302,502
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    856,104  $ 10,090,192   1,219,930  $ 12,432,041
  Reinvestments...............................................      2,737        32,729         515         4,752
  Redemptions.................................................   (192,146)   (2,260,956)   (137,715)   (1,365,873)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    666,695  $  7,861,965   1,082,730  $ 11,070,920
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  3,669,004  $ 42,640,333   1,551,872  $ 16,594,977
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-135

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                                                 CLASS A
                                                                     -------------------------------------------------------------
                                                                      SIX MONTHS
                                                                        ENDED                   YEAR ENDED DECEMBER 31,
                                                                       JUNE 30,    -----------------------------------------------
                                                                         2004        2003      2002      2001      2000      1999
                                                                     ----------    --------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD................................  $  11.64     $   8.91  $  11.64  $  12.93  $  13.41  $ 11.02
                                                                      --------     --------  --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.............................................      0.01         0.03      0.02      0.03      0.03     0.02
  Net realized and unrealized gain (loss) on investments............      0.27         2.71     (2.72)    (1.31)    (0.09)    2.43
                                                                      --------     --------  --------  --------  --------  -------
  Total from investment operations..................................      0.28         2.74     (2.70)    (1.28)    (0.06)    2.45
                                                                      --------     --------  --------  --------  --------  -------
LESS DISTRIBUTIONS
  Distributions from net investment income..........................     (0.02)       (0.01)    (0.03)    (0.01)    (0.02)   (0.03)
  Distributions from net realized capital gains.....................      0.00         0.00      0.00      0.00     (0.40)   (0.03)
                                                                      --------     --------  --------  --------  --------  -------
  Total distributions...............................................     (0.02)       (0.01)    (0.03)    (0.01)    (0.42)   (0.06)
                                                                      --------     --------  --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD......................................  $  11.90     $  11.64  $   8.91  $  11.64  $  12.93  $ 13.41
                                                                      ========     ========  ========  ========  ========  =======
TOTAL RETURN (%)....................................................       2.4 (b)     30.8     (23.2)     (9.9)     (0.4)    22.2
Ratio of operating expenses to average net assets
  before expense reductions (%).....................................      0.74 (c)     0.79      0.77      0.76      0.78     0.87
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)...................................      0.73 (c)     0.77      0.76      0.75      0.77       --
Ratio of net investment income to average net assets (%)............      0.26 (c)     0.28      0.22      0.27      0.23     0.23
Portfolio turnover rate (%).........................................        36 (c)       37        49        67        62       46
Net assets, end of period (000).....................................  $195,105     $172,315  $127,939  $173,218  $180,072  $51,402
The ratios of operating expenses to average net assets
 without giving effect to the voluntary expense agreement
 would have been (%)................................................        --           --        --        --        --     1.31

































                                                                   CLASS B
                                                  --------------------------------------
                                                  SIX MONTHS                JULY 30, 2002(A)
                                                    ENDED       YEAR ENDED      THROUGH
                                                   JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                     2004          2003           2002
                                                  ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 11.60        $ 8.88         $ 8.96
                                                   -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................     0.01          0.01           0.00
  Net realized and unrealized gain (loss) on
   investments...................................     0.27          2.72          (0.08)
                                                   -------        ------         ------
  Total from investment operations...............     0.28          2.73          (0.08)
                                                   -------        ------         ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......    (0.01)        (0.01)          0.00
                                                   -------        ------         ------
  Total distributions............................    (0.01)        (0.01)          0.00
                                                   -------        ------         ------
NET ASSET VALUE, END OF PERIOD...................  $ 11.87        $11.60         $ 8.88
                                                   =======        ======         ======
TOTAL RETURN (%).................................      2.4 (b)      30.8           (0.9)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................     0.99 (c)      1.04           1.02 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................     0.98 (c)      1.02           1.01 (c)
Ratio of net investment income to average net
 assets (%)......................................     0.14 (c)      0.06           0.00 (c)
Portfolio turnover rate (%)......................       36 (c)        37             49
Net assets, end of period (000)..................  $17,120        $  325         $    1











































                                                                   CLASS E
                                                 ------------------------------------------
                                                 SIX MONTHS      YEAR ENDED   MAY 1, 2001(A)
                                                   ENDED        DECEMBER 31,     THROUGH
                                                  JUNE 30,    ---------------  DECEMBER 31,
                                                    2004        2003    2002       2001
                                                 ----------   -------  ------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD............. $ 11.61     $  8.90  $11.63     $12.32
                                                  -------     -------  ------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................    0.01        0.01    0.03       0.00
  Net realized and unrealized gain (loss) on
   investments...................................    0.27        2.71   (2.73)     (0.69)
                                                  -------     -------  ------     ------
  Total from investment operations...............    0.28        2.72   (2.70)     (0.69)
                                                  -------     -------  ------     ------
LESS DISTRIBUTIONS
  Distributions from net investment income.......   (0.02)      (0.01)  (0.03)      0.00
                                                  -------     -------  ------     ------
  Total distributions............................   (0.02)      (0.01)  (0.03)      0.00
                                                  -------     -------  ------     ------
NET ASSET VALUE, END OF PERIOD................... $ 11.87     $ 11.61  $ 8.90     $11.63
                                                  =======     =======  ======     ======
TOTAL RETURN (%).................................     2.4 (b)    30.6   (23.3)      (5.6)(b)
Ratio of operating expenses to average net assets
 before expense reductions (%)...................    0.89 (c)    0.94    0.92       0.91 (c)
Ratio of operating expenses to average net assets
 after expense reductions (%) (d)................    0.88 (c)    0.92    0.91       0.90 (c)
Ratio of net investment income to average net
 assets (%)......................................    0.13 (c)    0.14    0.07       0.75 (c)
Portfolio turnover rate (%)......................      36 (c)      37      49         67
Net assets, end of period (000).................. $24,934     $16,646  $3,119     $   23

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-136

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

MUTUAL FUNDS--100.0% OF TOTAL NET ASSETS


                                                                   VALUE
   SHARES                                                         (NOTE 1)
 -----------------------------------------------------------------------------

             DIVERSIFIED FINANCIAL SERVICES--100.0%
  30,215,396 Metropolitan Series Fund, Inc., Capital
              Guardian U.S. Equity Portfolio................. $   334,484,432
   2,126,229 Metropolitan Series Fund, Inc., FI Value Leaders
              Portfolio......................................     340,707,004
  32,924,653 Metropolitan Series Fund, Inc., Jennison Growth
              Portfolio......................................     339,123,925
                                                              ---------------
                                                                1,014,315,361
                                                              ---------------
             Total Mutual Funds
              (Identified Cost $936,014,779).................   1,014,315,361
                                                              ---------------
             Total Investments--100.0%
              (Identified Cost $936,014,779) (a).............   1,014,315,361
             Other assets less liabilities...................        (142,906)
                                                              ---------------
             TOTAL NET ASSETS--100%.......................... $ 1,014,172,455
                                                              ===============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-137

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................            $1,014,315,361
       Receivable for:
        Securities sold.........................                   568,253
        Fund shares sold........................                   630,353
                                                            --------------
         Total Assets...........................             1,015,513,967
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $1,198,606
       Accrued expenses:
        Deferred trustees fees..................    120,549
        Other expenses..........................     22,357
                                                 ----------
         Total Liabilities......................                 1,341,512
                                                            --------------
     NET ASSETS.................................            $1,014,172,455
                                                            ==============
       Net assets consist of:
        Capital paid in.........................            $1,094,509,049
        Undistributed net investment income.....                 6,605,805
        Accumulated net realized gains
         (losses)...............................              (165,242,981)
        Unrealized appreciation (depreciation)
         on investments.........................                78,300,582
                                                            --------------
     NET ASSETS.................................            $1,014,172,455
                                                            ==============
     Computation of offering price:
     Net asset value and redemption price per
      share ($1,014,172,455 divided by
      2,852,318 shares outstanding).............            $       355.56
                                                            ==============
     Identified cost of investments.............            $  936,014,779
                                                            ==============



































STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

         INVESTMENT INCOME
           Dividends...............................         $ 6,684,106
         EXPENSES
           Directors' fees and expenses............ $ 4,587
           Custodian...............................   7,890
           Audit and tax services..................   6,000
           Legal...................................  12,449
           Miscellaneous...........................   2,072
                                                    -------
           Total expenses..........................              32,998
                                                            -----------
         NET INVESTMENT INCOME.....................           6,651,108
                                                            -----------
         REALIZED AND UNREALIZED GAIN (LOSS)
         Realized gain (loss) on:
           Investments--net........................           6,808,410
         Unrealized appreciation (depreciation) on:
           Investments--net........................          20,415,068
                                                            -----------
         Net gain (loss)...........................          27,223,478
                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS FROM
          OPERATIONS...............................         $33,874,586
                                                            ===========


                See accompanying notes to financial statements.

                                    MSF-138

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income............................................. $    6,651,108  $    4,641,954
  Net realized gain (loss)..........................................      6,808,410     (22,104,995)
  Unrealized appreciation (depreciation)............................     20,415,068     277,297,968
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     33,874,586     259,834,927
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income............................................     (4,637,825)     (2,551,685)
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................     (4,637,825)     (2,551,685)
                                                                     --------------  --------------
  FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares.....................................     61,051,538     135,607,409
   Reinvestment of distributions....................................      4,637,825       2,551,685
   Cost of shares redeemed..........................................   (123,736,875)   (241,171,047)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    (58,047,512)   (103,011,953)
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    (28,810,751)    154,271,289

NET ASSETS
  Beginning of the period...........................................  1,042,983,206     888,711,917
                                                                     --------------  --------------
  End of the period................................................. $1,014,172,455  $1,042,983,206
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    6,605,805  $    4,592,522
                                                                     ==============  ==============
NUMBER OF SHARES OF THE PORTFOLIO:
  Issued from the sale of shares....................................        173,868         463,989
  Issued in reinvestment of distributions...........................         13,106           9,420
  Redeemed..........................................................       (351,818)       (828,457)
                                                                     --------------  --------------
  Net Change........................................................       (164,844)       (355,048)
                                                                     ==============  ==============

                See accompanying notes to financial statements.

                                    MSF-139

METROPOLITAN SERIES FUND, INC.

 ZENITH EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                    JUNE 30,        -----------------------------------------------------------
                                                      2004             2003       2002       2001        2000        1999
                                                  -----------       ----------    --------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF YEAR............... $    345.68       $   263.54    $ 338.82  $   411.89  $   434.74  $   468.03
                                                  -----------       ----------    --------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........................        2.39             1.57        0.79        1.37        5.85        3.35
  Net realized and unrealized gain (loss)
    on investments...............................        9.09            81.36      (75.01)     (68.85)     (26.21)      68.25
                                                  -----------       ----------    --------  ----------  ----------  ----------
  Total from investment operations...............       11.48            82.93      (74.22)     (67.48)     (20.36)      71.60
                                                  -----------       ----------    --------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Distributions from net investment income.......       (1.60)           (0.79)      (1.06)      (5.59)      (0.13)      (3.33)
  Distributions from net realized capital gains..        0.00             0.00        0.00        0.00       (2.36)    (101.18)
  Distributions in excess of net realized
   capital gains.................................        0.00             0.00        0.00        0.00        0.00       (0.38)
                                                  -----------       ----------    --------  ----------  ----------  ----------
  Total distributions............................       (1.60)           (0.79)      (1.06)      (5.59)      (2.49)    (104.89)
                                                  -----------       ----------    --------  ----------  ----------  ----------
NET ASSET VALUE, END OF YEAR..................... $    355.56       $   345.68    $ 263.54  $   338.82  $   411.89  $   434.74
                                                  ===========       ==========    ========  ==========  ==========  ==========
TOTAL RETURN (%).................................         3.3 (b)         31.5       (22.0)      (16.4)       (4.7)       15.7
Ratio of operating expenses to average
 net assets before expense reductions (%)........        0.01 (a)(d)      0.01 (d)    0.26        0.69        0.66        0.66
Ratio of operating expenses to average
 net assets after expense reductions (%)(c)......          --               --        0.25        0.68        0.65          --
Ratio of net investment income to
  average net assets (%).........................        1.30 (a)         0.50        0.23        0.33        1.34        0.67
Portfolio turnover rate (%)......................           4 (a)            6         302         245         272         206
Net assets, end of year (000).................... $ 1,014,172 (a)   $1,042,983    $888,712  $1,310,358  $1,744,283  $2,064,016

(a)Computed on an annualized basis.
(b)Periods less than one year are not computed on an annualized basis.
(c)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.
(d)The ratio of operating expenses does not include expenses of investment companies in which the Portfolio invests.

                See accompanying notes to financial statements.

                                    MSF-140

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.5% OF TOTAL NET ASSETS


                                                                      VALUE
     SHARES                                                          (NOTE 1)
   -----------------------------------------------------------------------------

                  AEROSPACE & DEFENSE--3.7%
           900    DRS Technologies, Inc. (b)...................... $      28,710
     1,251,600    Empresa Brasileira de Aeronautica S.A. (ADR) (c)    35,783,244
                                                                   -------------
                                                                      35,811,954
                                                                   -------------

                  AIR FREIGHT & COURIERS--1.1%
       258,500    CNF, Inc........................................    10,743,260
                                                                   -------------

                  AIRLINES--1.0%
        36,447    Atlantic Coast Airlines Holdings, Inc. (b) (c)..       209,206
        23,900    Ryanair Holdings, Plc. (ADR) (b) (c)............       783,442
       414,900    Southwest Airlines Co...........................     6,957,873
       195,120    WestJet Airlines, Ltd., (CAD)...................     1,996,901
                                                                   -------------
                                                                       9,947,422
                                                                   -------------

                  BEVERAGES--0.8%
       114,200    Adolph Coors Co. (Class B) (c)..................     8,261,228
                                                                   -------------

                  BIOTECHNOLOGY--0.6%
       336,800    Millennium Pharmaceuticals, Inc. (b) (c)........     4,647,840
       110,200    Momenta Pharmaceuticals, Inc. (b)...............       991,800
                                                                   -------------
                                                                       5,639,640
                                                                   -------------

                  CAPITAL MARKETS--3.4%
       642,900    Janus Capital Group, Inc. (c)...................    10,601,421
       298,100    Lehman Brothers Holdings, Inc...................    22,432,025
                                                                   -------------
                                                                      33,033,446
                                                                   -------------

                  CHEMICALS--2.0%
       902,220    Lyondell Chemical Co. (c).......................    15,689,606
       221,081    Olin Corp. (c)..................................     3,895,447
                                                                   -------------
                                                                      19,585,053
                                                                   -------------

                  COMMERCIAL SERVICES & SUPPLIES--11.9%
       525,410    Aramark Corp. (Class B).........................    15,110,792
       766,100    Career Education Corp. (b)......................    34,903,516
     1,352,995    Cendant Corp....................................    33,121,317
        23,940    R.R. Donnelley & Sons Co., (CAD)................       784,131
       710,561    R.R. Donnelley & Sons Co. (c)...................    23,462,724
        23,000    Strayer Education, Inc. (c).....................     2,566,110
       153,000    Universal Technical Institute, Inc. (b).........     6,115,410
                                                                   -------------
                                                                     116,064,000
                                                                   -------------

                  COMMUNICATIONS EQUIPMENT--4.8%
       825,100    Andrew Corp. (b) (c)............................    16,510,251
           100    Extreme Networks, Inc. (b)......................           552
       434,400    Research In Motion, Ltd. (b) (c)................    29,730,336
                                                                   -------------
                                                                      46,241,139
                                                                   -------------

                  CONSTRUCTION & ENGINEERING--0.3%
        51,700    Fluor Corp. (c).................................     2,464,539
                                                                   -------------

                  CONTAINERS & PACKAGING--1.2%
       468,840    Pactiv Corp. (b)................................    11,692,870
                                                                   -------------

                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                  DIVERSIFIED FINANCIAL SERVICES--1.9%
          348,780 CapitalSource, Inc. (b) (c).............. $   8,527,671
          135,900 CIT Group, Inc. (c)......................     5,203,611
          107,300 The First Marblehead Corp. (b)...........     4,319,898
                                                            -------------
                                                               18,051,180
                                                            -------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
        2,206,290 Citizens Communications Co. (c)..........    26,696,109
          243,510 NTL, Inc. (b) (c)........................    14,031,046
          181,240 SpectraSite, Inc. (b) (c)................     7,833,193
                                                            -------------
                                                               48,560,348
                                                            -------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
           16,400 Celestica, Inc. (b), (CAD)...............       326,508
          506,300 Celestica, Inc. (b) (c)..................    10,100,685
           25,400 Fisher Scientific International, Inc. (c)     1,466,850
          719,699 Symbol Technologies, Inc.................    10,608,363
                                                            -------------
                                                               22,502,406
                                                            -------------

                  ENERGY EQUIPMENT & SERVICES--3.1%
          492,370 Grant Prideco, Inc. (b) (c)..............     9,089,150
           71,532 National-Oilwell, Inc. (b) (c)...........     2,252,543
          235,500 Noble Corp. (b)..........................     8,923,095
          292,300 Transocean, Inc..........................     8,459,162
           26,808 Weatherford International, Ltd. (b) (c)..     1,205,824
                                                            -------------
                                                               29,929,774
                                                            -------------

                  FOOD & STAPLES RETAILING--3.5%
        1,330,010 Safeway, Inc. (b)........................    33,702,453
                                                            -------------

                  FOOD PRODUCTS--0.0%
           25,600 Archer-Daniels-Midland Co................       429,568
                                                            -------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--9.0%
          943,680 Apogent Technologies, Inc. (b) (c).......    30,197,760
          714,710 Baxter International, Inc................    24,664,642
          660,100 Cytyc Corp. (b) (c)......................    16,746,737
          363,150 Edwards Lifesciences Corp. (b) (c).......    12,655,778
           48,900 Kinetic Concepts, Inc. (b)...............     2,440,110
           22,300 Wright Medical Group, Inc. (b) (c).......       793,880
                                                            -------------
                                                               87,498,907
                                                            -------------

                  HEALTH CARE PROVIDERS & SERVICES--2.0%
          176,500 HEALTHSOUTH Corp. (b) (c)................     1,059,000
           46,400 Henry Schein, Inc. (b) (c)...............     2,929,696
          123,500 Medco Health Solutions, Inc. (b).........     4,631,250
          253,100 Omnicare, Inc. (c).......................    10,835,211
              600 Wellcare Group, Inc. (b).................        10,200
                                                            -------------
                                                               19,465,357
                                                            -------------

                  HOTELS, RESTAURANTS & LEISURE--6.3%
        1,002,100 Royal Caribbean Cruises, Ltd. (c)........    43,501,161
          160,500 Wendy's International, Inc...............     5,591,820
          304,700 Wynn Resorts, Ltd. (b) (c)...............    11,770,561
                                                            -------------
                                                               60,863,542
                                                            -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-141

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP)

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                    VALUE
       SHARES                                                      (NOTE 1)
     -------------------------------------------------------------------------

                    HOUSEHOLD DURABLES--1.3%
         143,340    Harman International Industries, Inc. (c)... $  13,043,940
                                                                 -------------

                    IT SERVICES--1.1%
       1,192,542    BearingPoint, Inc. (b) (c)..................    10,577,847
                                                                 -------------

                    INSURANCE--0.4%
          58,420    Ambac Financial Group, Inc..................     4,290,365
                                                                 -------------

                    INTERNET & CATALOG RETAIL--1.3%
         338,400    Netflix, Inc. (b) (c).......................    12,165,480
                                                                 -------------

                    INTERNET SOFTWARE & SERVICES--1.7%
         349,650    CNET Networks, Inc. (b) (c).................     3,870,626
         362,900    SINA Corp. (b) (c)..........................    11,972,071
          48,366    United Online, Inc. (b) (c).................       851,725
                                                                 -------------
                                                                    16,694,422
                                                                 -------------

                    MARINE--0.5%
         152,640    Tsakos Energy Navigation, Ltd. (c)..........     5,183,654
                                                                 -------------

                    MEDIA--5.7%
       1,026,600    Cablevision Systems Corp. (Class A) (b) (c).    20,172,690
         441,900    EchoStar Communications Corp. (Class A) (b).    13,588,425
         244,680    Lamar Advertising Co. (Class A) (b) (c).....    10,606,878
         147,000    Salem Communications Corp. (Class A) (b) (c)     3,988,110
         391,400    The DIRECTV Group, Inc. (b).................     6,692,940
                                                                 -------------
                                                                    55,049,043
                                                                 -------------

                    METALS & MINING--2.0%
         355,140    Peabody Energy Corp. (c)....................    19,884,289
                                                                 -------------

                    MULTILINE RETAIL--1.1%
         693,120    Saks, Inc. (b) (c)..........................    10,396,800
                                                                 -------------

                    OIL & GAS--0.8%
         308,500    GlobalSantaFe Corp. (c).....................     8,175,250
                                                                 -------------

                    PHARMACEUTICALS--0.8%
         215,676    Barr Pharmaceuticals, Inc. (b)..............     7,268,281
          13,500    Pharmion Corp. (b) (c)......................       660,420
                                                                 -------------
                                                                     7,928,701
                                                                 -------------

                    REAL ESTATE--0.4%
          65,300    Capital Automotive (REIT)...................     1,915,249
          85,500    Global Signal, Inc. (REIT) (c)..............     1,876,725
                                                                 -------------
                                                                     3,791,974
                                                                 -------------

                    SOFTWARE--1.4%
         320,466    Autodesk, Inc. (c)..........................    13,719,149
                                                                 -------------

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

                SPECIALTY RETAIL--4.0%
         38,700 Aeropostale, Inc. (b)........................ $  1,041,417
        283,500 Best Buy Co., Inc............................   14,384,790
        312,500 Boise Cascade Corp. (c)......................   11,762,500
        287,600 Linens 'N Things, Inc. (b) (c)...............    8,429,556
        106,400 Ross Stores, Inc. (c)........................    2,847,264
                                                              ------------
                                                                38,465,527
                                                              ------------

                TEXTILES, APPAREL & LUXURY GOODS--1.0%
        270,290 Polo Ralph Lauren Corp. (c)..................    9,311,490
                                                              ------------

                THRIFTS & MORTGAGE FINANCE--0.7%
         95,699 Countrywide Financial Corp...................    6,722,855
                                                              ------------

                WIRELESS TELECOMMUNICATION SERVICES--9.4%
      1,085,000 American Tower Corp. (Class A) (c)...........   16,492,000
         73,840 At Road, Inc. (b) (c)........................      564,876
      2,793,860 Nextel Communications, Inc. (Class A) (b)....   74,484,308
                                                              ------------
                                                                91,541,184
                                                              ------------
                Total Common Stocks
                 (Identified Cost $910,167,304)..............  947,430,056
                                                              ------------

    SHORT TERM INVESTMENTS--3.2%
       FACE
      AMOUNT
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--3.2%
    $31,273,000 State Street Corp. Repurchase Agreement dated
                 06/30/04 at 0.100% to be repurchased at
                 $31,273,087 on 07/01/04, collateralized
                 by $1,315,000 U.S. Treasury Note
                 2.750% due 06/30/06 with a value of
                 $1,313,356 and by $10,315,000 U.S.
                 Treasury Note 2.750% due 06/30/06 with a
                 value of $10,302,106 and by $9,835,000
                 U.S. Treasury Note 6.750% due 05/15/05
                 with a value of $10,302,162 and by
                 $9,835,000 U.S. Treasury Note
                 6.750% due 05/15/05 with a value of
                 $10,302,162.................................   31,273,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $31,273,000)...............   31,273,000
                                                              ------------
                Total Investments--100.7%
                 (Identified Cost $941,440,304) (a)..........  978,703,056
                Other assets less liabilities................   (7,257,044)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $971,446,012
                                                              ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-142

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP)


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $  978,703,056
       Cash..................................                     141,223
       Foreign cash at value
        (Identified cost $32)................                          32
       Collateral for securities loaned......                 196,974,317
       Receivable for:
        Securities sold......................                   8,624,927
        Fund shares sold.....................                     310,663
        Dividends and interest...............                     506,112
        Foreign taxes........................                          73
                                                           --------------
         Total Assets........................               1,185,260,403
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $    540,634
        Securities purchased.................   15,556,775
        Withholding taxes....................        1,194
        Return of collateral for securities
         loaned..............................  196,974,317
       Accrued expenses :
        Management fees......................      530,521
        Service and distribution fees........       10,222
        Deferred trustees fees...............        1,741
        Other expenses.......................      198,987
                                              ------------
         Total Liabilities...................                 213,814,391
                                                           --------------
     NET ASSETS..............................              $  971,446,012
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $1,771,820,560
        Undistributed net investment income
         (loss)..............................                    (617,635)
        Accumulated net realized gains
         (losses)............................                (837,019,344)
        Unrealized appreciation
         (depreciation) on investments and
         foreign currency....................                  37,262,431
                                                           --------------
     NET ASSETS..............................              $  971,446,012
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($905,033,924 divided by
      61,424,475 shares outstanding).........              $        14.73
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($29,435,866 divided by
      2,033,130 shares outstanding)..........              $        14.48
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($36,976,222 divided by
      2,532,485 shares outstanding)..........              $        14.60
                                                           ==============
     Identified cost of investments..........              $  941,440,304
                                                           ==============





STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

   INVESTMENT INCOME
     Dividends...............................                $   2,686,369(a)
     Interest................................                     186,890 (b)
                                                             -------------
                                                                 2,873,259

   EXPENSES
     Management fees......................... $   3,140,007
     Service and distribution fees--Class B..        23,348
     Service and distribution fees--Class E..        16,189
     Directors' fees and expenses............         9,081
     Custodian...............................       136,275
     Audit and tax services..................        10,686
     Legal...................................        11,802
     Printing................................       139,324
     Insurance...............................        10,766
     Miscellaneous...........................         1,882
                                              -------------
     Total expenses before reductions........     3,499,360
     Expense reductions......................        (8,466)     3,490,894
                                              -------------  -------------
   NET INVESTMENT INCOME (LOSS)..............                     (617,635)
                                                             -------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
     Investments--net........................   192,682,948
     Foreign currency transactions--net......      (624,930)   192,058,018
                                              -------------
   Unrealized appreciation (depreciation) on:
     Investments--net........................  (144,505,420)
     Foreign currency transactions--net......          (321)  (144,505,741)
                                              -------------  -------------
   Net gain (loss)...........................                   47,552,277
                                                             -------------
   NET INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS...................                $  46,934,642
                                                             =============

(a)Net of foreign taxes of $7,027.
(b)Includes income on securities loaned of $80,553.

                See accompanying notes to financial statements.

                                    MSF-143

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP)

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                       SIX MONTHS
                                                                         ENDED       YEAR ENDED
                                                                        JUNE 30,    DECEMBER 31,
                                                                          2004          2003
                                                                     -------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $    (617,635) $ (1,870,417)
  Net realized gain (loss)..........................................   192,058,018   (14,747,540)
  Unrealized appreciation (depreciation)............................  (144,505,741)  251,233,820
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    46,934,642   234,615,863
                                                                     -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    24,470,347   (28,437,560)
                                                                     -------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    71,404,989   206,178,303

NET ASSETS..........................................................
  Beginning of the period...........................................   900,041,023   693,862,720
                                                                     -------------  ------------
  End of the period................................................. $ 971,446,012  $900,041,023
                                                                     =============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    (617,635) $          0
                                                                     =============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,243,617  $ 17,852,957   3,902,785  $ 45,795,675
  Shares issued through acquisition...........................  1,734,777    24,842,002           0             0
  Redemptions................................................. (3,860,509)  (55,391,178) (7,054,863)  (82,944,600)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (882,115) $(12,696,219) (3,152,078) $(37,148,925)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    548,480  $  7,730,965     419,173  $  5,058,235
  Shares issued through acquisition...........................    841,201    11,844,107           0             0
  Redemptions.................................................   (360,851)   (5,070,806)   (295,210)   (3,421,182)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,028,830  $ 14,504,266     123,963  $  1,637,053
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    501,314  $  7,106,833     751,424  $  9,085,637
  Shares issued through acquisition...........................  1,335,690    18,966,794
  Redemptions.................................................   (239,340)   (3,411,327)   (165,449)   (2,011,325)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,597,664  $ 22,662,300     585,975  $  7,074,312
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  1,744,379  $ 24,470,347  (2,442,140) $(28,437,560)
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-144

METROPOLITAN SERIES FUND, INC.

 FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP)

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                           CLASS A
                                            --------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30,    ------------------------------------------------------
                                                2004        2003      2002       2001        2000        1999
                                            ----------    --------  --------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  14.01     $  10.41  $  14.66  $    23.38  $    36.54  $    17.44
                                             --------     --------  --------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (Loss)..............     (0.01)       (0.03)    (0.03)      (0.03)      (0.10)      (0.05)
 Net realized and unrealized gain (loss)
   on investments..........................      0.73         3.63     (4.22)      (8.69)     (10.66)      21.14
                                             --------     --------  --------  ----------  ----------  ----------
 Total from investment operations..........      0.72         3.60     (4.25)      (8.72)     (10.76)      21.09
                                             --------     --------  --------  ----------  ----------  ----------
LESS DISTRIBUTIONS
 Distributions from net realized capital
   gains...................................      0.00         0.00      0.00        0.00       (2.40)      (1.99)
                                             --------     --------  --------  ----------  ----------  ----------
 Total distributions.......................      0.00         0.00      0.00        0.00       (2.40)      (1.99)
                                             --------     --------  --------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD.............  $  14.73     $  14.01  $  10.41  $    14.66  $    23.38  $    36.54
                                             ========     ========  ========  ==========  ==========  ==========
TOTAL RETURN (%)...........................       5.1 (b)     34.6     (29.0)      (37.3)      (31.3)      122.9
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.75 (c)     0.77      0.75        0.74        0.70        0.71
Ratio of operating expenses to average net
 assets after expense reductions (%)(d)....      0.75 (c)     0.76        --          --          --          --
Ratio of net investment income (loss) to
 average net assets (%)....................     (0.13)(c)    (0.24)    (0.27)      (0.17)      (0.33)      (0.41)
Portfolio turnover rate (%)................       140 (c)       39        78         105         118         103
Net assets, end of period (000)............  $905,034     $873,202  $681,221  $1,067,259  $1,783,379  $1,931,797

                                                                                        CLASS B
                                                                    --------------------------------------------
                                                                    SIX MONTHS      YEAR ENDED    JANUARY 2, 2001(A)
                                                                      ENDED        DECEMBER 31,        THROUGH
                                                                     JUNE 30,    ---------------     DECEMBER 31,
                                                                       2004        2003    2002          2001
                                                                    ----------   -------  ------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $ 13.79     $ 10.27  $14.50       $ 21.47
                                                                     -------     -------  ------       -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (Loss)......................................     0.02       (0.05)  (0.06)        (0.04)
 Net realized and unrealized gain (Loss) on investments............     0.67        3.57   (4.17)        (6.93)
                                                                     -------     -------  ------       -------
 Total from investment operations..................................     0.69        3.52   (4.23)        (6.97)
                                                                     -------     -------  ------       -------
NET ASSET VALUE, END OF PERIOD.....................................  $ 14.48     $ 13.79  $10.27       $ 14.50
                                                                     =======     =======  ======       =======
TOTAL RETURN (%)...................................................      5.0 (b)    34.3   (29.2)        (32.5)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)....................................................     1.00 (c)    1.02    1.00          0.99 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%)(d).................................................     1.00 (c)    1.01      --            --
Ratio of net investment income (loss) to average net assets (%)....    (0.32)(c)   (0.48)  (0.52)        (0.40)(c)
Portfolio turnover rate (%)........................................      140 (c)      39      78           105
Net assets, end of period (000)....................................  $29,436     $13,849  $9,037       $12,334

                                                                                      CLASS E
                                                                    ----------------------------------------
                                                                    SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                                      ENDED        DECEMBER 31,      THROUGH
                                                                     JUNE 30,    ---------------   DECEMBER 31,
                                                                       2004        2003    2002        2001
                                                                    ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $ 13.90     $ 10.33  $14.58      $19.02
                                                                     -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (Loss)......................................     0.00       (0.03)  (0.01)       0.00
 Net realized and unrealized gain (Loss) on investments............     0.70        3.60   (4.24)      (4.44)
                                                                     -------     -------  ------      ------
 Total from investment operations..................................     0.70        3.57   (4.25)      (4.44)
                                                                     -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD.....................................  $ 14.60     $ 13.90  $10.33      $14.58
                                                                     =======     =======  ======      ======
TOTAL RETURN (%)...................................................      5.0 (b)    34.6   (29.2)      (23.3)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)....................................................     0.90 (c)    0.92    0.90        0.89 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%)(d).................................................     0.90 (c)    0.91      --          --
Ratio of net investment income (loss) to average net assets (%)....    (0.20)(c)   (0.37)  (0.34)      (0.22)(c)
Portfolio turnover rate (%)........................................      140 (c)      39      78         105
Net assets, end of period (000)....................................  $36,976     $12,991  $3,605      $   28

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-145

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--95.7% OF TOTAL NET ASSETS

                                                            VALUE
          SHARES                                           (NOTE 1)
        ---------------------------------------------------------------

                    AEROSPACE & DEFENSE--2.7%
          1,204,600 Rockwell Collins, Inc. (c)......... $    40,137,272
                                                        ---------------

                    BEVERAGES--3.4%
          1,684,000 Pepsi Bottling Group, Inc..........      51,429,360
                                                        ---------------

                    BIOTECHNOLOGY--2.8%
            940,700 Chiron Corp. (b)...................      41,992,848
                                                        ---------------

                    CAPITAL MARKETS--1.8%
          1,686,700 Janus Capital Group, Inc. (c)......      27,813,683
                                                        ---------------

                    COMMERCIAL SERVICES & SUPPLIES--17.8%
          1,282,000 Aramark Corp. (Class B)............      36,870,320
          1,462,600 Equifax, Inc. (c)..................      36,199,350
          1,645,800 H&R Block, Inc. (c)................      78,471,744
          2,175,500 R.R. Donnelley & Sons Co. (c)......      71,835,010
            832,800 The Dun & Bradstreet Corp. (b).....      44,896,248
                                                        ---------------
                                                            268,272,672
                                                        ---------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
          1,812,000 Hospira, Inc. (b) (c)..............      50,011,200
                                                        ---------------

                    HEALTH CARE PROVIDERS & SERVICES--4.3%
          1,524,800 Omnicare, Inc. (c).................      65,276,688
                                                        ---------------

                    HOTELS, RESTAURANTS & LEISURE--8.7%
          3,081,000 Darden Restaurants, Inc............      63,314,550
          1,830,900 Yum! Brands, Inc...................      68,146,098
                                                        ---------------
                                                            131,460,648
                                                        ---------------

                    IT SERVICES--8.4%
          1,457,846 First Data Corp....................      64,903,304
          2,402,500 SunGard Data Systems, Inc. (b).....      62,465,000
                                                        ---------------
                                                            127,368,304
                                                        ---------------

                    LEISURE EQUIPMENT & PRODUCTS--3.3%
          2,707,000 Mattel, Inc. (c)...................      49,402,750
                                                        ---------------

                    MEDIA--5.9%
            717,400 Knight-Ridder, Inc. (c)............      51,652,800
          2,129,200 Time Warner, Inc. (b)..............      37,431,336
                                                        ---------------
                                                             89,084,136
                                                        ---------------

                    OFFICE ELECTRONICS--3.7%
          3,815,300 Xerox Corp. (c)....................      55,321,850
                                                        ---------------

                    OIL & GAS--3.7%
          1,546,600 Burlington Resources, Inc. (c).....      55,955,988
                                                        ---------------

                    SPECIALTY RETAIL--7.5%
          1,725,000 AutoNation, Inc. (b) (c)...........      29,497,500
          2,938,000 Office Depot, Inc. (b) (c).........      52,619,580
          1,935,100 Toys "R" Us, Inc. (b)..............      30,826,143
                                                        ---------------
                                                            112,943,223
                                                        ---------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
  ---------------------------------------------------------------------------

               TEXTILES, APPAREL & LUXURY GOODS--4.0%
     1,700,000 Liz Claiborne, Inc........................... $    61,166,000
                                                             ---------------

               THRIFTS & MORTGAGE FINANCE--14.4%
     6,016,200 Sovereign Bancorp, Inc. (c)..................     132,958,020
     2,204,400 Washington Mutual, Inc.......................      85,178,016
                                                             ---------------
                                                                 218,136,036
                                                             ---------------
               Total Common Stocks
                (Identified Cost $1,159,659,285)............   1,445,772,658
                                                             ---------------

  SHORT TERM INVESTMENTS--4.5%
      FACE
     AMOUNT
  ---------------------------------------------------------------------------

               REPURCHASE AGREEMENT--4.5%
  $ 68,455,000 State Street Corp. Repurchase Agreement dated
                06/30/04 at 0.350% to be repurchased at
                $68,455,666 on 07/01/04, collateralized by
                $62,125,000 U.S. Treasury Bond
                6.250% due 08/15/23 with a value of
                $69,827,071.................................      68,455,000
                                                             ---------------
               Total Short Term Investments
                (Identified Cost $68,455,000)...............      68,455,000
                                                             ---------------
               Total Investments--100.2%
                (Identified Cost $1,228,114,285) (a)........   1,514,227,658
               Other assets less liabilities................      (3,391,638)
                                                             ---------------
               TOTAL NET ASSETS--100%....................... $ 1,510,836,020
                                                             ===============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-146

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value.....................             $1,514,227,658
      Cash.....................................                        100
      Collateral for securities loaned.........                 87,897,811
      Receivable for:
       Fund shares sold........................                  2,677,927
       Dividends and interest..................                    474,977
                                                            --------------
        Total Assets...........................              1,605,278,473
    LIABILITIES
      Payable for:
       Fund shares redeemed.................... $ 1,688,504
       Securities purchased....................   3,659,686
       Return of collateral for securities
        loaned.................................  87,897,811
      Accrued expenses:
       Management fees.........................     893,410
       Service and distribution fees...........     152,057
       Deferred trustees fees..................      27,638
       Other expenses..........................     123,347
                                                -----------
        Total Liabilities......................                 94,442,453
                                                            --------------
    NET ASSETS.................................             $1,510,836,020
                                                            ==============
      Net assets consist of:
       Capital paid in.........................             $1,220,734,991
       Undistributed net investment income
        (loss).................................                   (860,920)
       Accumulated net realized gains
        (losses)...............................                  4,848,576
       Unrealized appreciation (depreciation)
        on investments.........................                286,113,373
                                                            --------------
    NET ASSETS.................................             $1,510,836,020
                                                            ==============
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($643,589,669 divided by
     2,846,078 shares outstanding).............             $       226.13
                                                            ==============
    CLASS B
    Net asset value and redemption price per
     share ($602,749,425 divided by
     2,705,402 shares outstanding).............             $       222.79
                                                            ==============
    CLASS E
    Net asset value and redemption price per
     share ($264,496,926 divided by
     1,178,895 shares outstanding).............             $       224.36
                                                            ==============
    Identified cost of investments.............             $1,228,114,285
                                                            ==============















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 5,440,849(a)
       Interest................................                 295,658
                                                            -----------
                                                              5,736,507
     EXPENSES
       Management fees......................... $5,444,417
       Service and distribution fees--Class B..    767,094
       Service and distribution fees--Class E..    178,725
       Directors' fees and expenses............     11,214
       Custodian...............................     85,797
       Audit and tax services..................     10,686
       Legal...................................     18,088
       Printing................................    131,074
       Insurance...............................      6,036
       Miscellaneous...........................      2,905
                                                ----------
       Total expenses before reductions........  6,656,036
       Expense reductions......................    (91,557)   6,564,479
                                                ----------  -----------
     NET INVESTMENT INCOME (LOSS)..............                (827,972)
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               4,853,251
     Unrealized appreciation (depreciation) on:
       Investments--net........................              16,929,060
                                                            -----------
     Net gain (loss)...........................              21,782,311
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $20,954,339
                                                            ===========

(a)Net of foreign taxes of $38,631.

                See accompanying notes to financial statements.

                                    MSF-147

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                       SIX MONTHS
                                                                         ENDED         YEAR ENDED
                                                                        JUNE 30,      DECEMBER 31,
                                                                          2004            2003
                                                                     --------------  --------------
FROM OPERATIONS
  Net investment income (loss)...................................... $     (827,972) $      256,729
  Net realized gain (loss)..........................................      4,853,251      32,696,201
  Unrealized appreciation (depreciation)............................     16,929,060     249,850,910
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................     20,954,339     282,803,840
                                                                     --------------  --------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................       (268,573)       (705,634)
    Class B.........................................................              0        (141,367)
    Class E.........................................................              0         (89,194)
                                                                     --------------  --------------
                                                                           (268,573)       (936,195)
                                                                     --------------  --------------
   Net realized gain
    Class A.........................................................     (6,725,644)              0
    Class B.........................................................     (7,188,107)              0
    Class E.........................................................     (2,644,323)              0
                                                                     --------------  --------------
                                                                        (16,558,074)              0
                                                                     --------------  --------------
  TOTAL DISTRIBUTIONS...............................................    (16,826,647)       (936,195)
                                                                     --------------  --------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    146,555,409     424,835,178
                                                                     --------------  --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    150,683,101     706,702,823

NET ASSETS
  Beginning of the period...........................................  1,360,152,919     653,450,096
                                                                     --------------  --------------
  End of the period................................................. $1,510,836,020  $1,360,152,919
                                                                     ==============  ==============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $     (860,920) $      235,625
                                                                     ==============  ==============

























OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                         SIX MONTHS ENDED            YEAR ENDED
                                                                          JUNE 30, 2004           DECEMBER 31, 2003
                                                                     -----------------------  ------------------------
                                                                      SHARES         $          SHARES         $
                                                                     --------  -------------  ---------  -------------
CLASS A
  Sales.............................................................  336,060  $  76,192,340    724,195  $ 135,836,605
  Reinvestments.....................................................   30,907      6,994,217      4,178        705,634
  Redemptions....................................................... (262,049)   (59,137,291)  (575,928)  (104,848,255)
                                                                     --------  -------------  ---------  -------------
  Net increase (decrease)...........................................  104,918  $  24,049,266    152,445  $  31,693,984
                                                                     ========  =============  =========  =============
CLASS B
  Sales.............................................................  968,510  $ 216,425,770  1,710,923  $ 324,157,504
  Reinvestments.....................................................   32,224      7,188,107        847        141,367
  Redemptions....................................................... (739,827)  (159,434,346)  (105,927)   (21,182,122)
                                                                     --------  -------------  ---------  -------------
  Net increase (decrease)...........................................  260,907  $  64,179,531  1,605,843  $ 303,116,749
                                                                     ========  =============  =========  =============
CLASS E
  Sales.............................................................  316,017  $  71,072,485    535,126  $ 101,778,286
  Reinvestments.....................................................   11,774      2,644,323        531         89,194
  Redemptions.......................................................  (68,740)   (15,390,196)   (60,569)   (11,843,035)
                                                                     --------  -------------  ---------  -------------
  Net increase (decrease)...........................................  259,051  $  58,326,612    475,088  $  90,024,445
                                                                     ========  =============  =========  =============
  Increase (decrease) in net assets from capital share transactions.  624,876  $ 146,555,409  2,233,376  $ 424,835,178
                                                                     ========  =============  =========  =============

                See accompanying notes to financial statements.

                                    MSF-148

METROPOLITAN SERIES FUND, INC.

 HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                       CLASS A
                                            -------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                  YEAR ENDED DECEMBER 31,
                                              JUNE 30,    -----------------------------------------------
                                                2004        2003      2002      2001      2000     1999
                                            ----------    --------  --------  --------  -------- --------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 224.26     $ 169.33  $ 186.12  $ 146.67  $ 121.71 $ 122.85
                                             --------     --------  --------  --------  -------- --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)..............      0.00         0.24      0.27      0.42      1.15     1.36
 Net realized and unrealized gain (loss)
   on investments..........................      4.35        54.97    (16.70)    40.09     23.81    (0.97)
                                             --------     --------  --------  --------  -------- --------
 Total from investment operations..........      4.35        55.21    (16.43)    40.51     24.96     0.39
                                             --------     --------  --------  --------  -------- --------
LESS DISTRIBUTIONS
 Distributions from net investment income..     (0.10)       (0.28)    (0.36)    (1.06)     0.00    (1.36)
 Distributions in excess of net investment
   income..................................      0.00         0.00      0.00      0.00      0.00    (0.17)
 Distributions from net realized capital
   gains...................................     (2.38)        0.00      0.00      0.00      0.00     0.00
                                             --------     --------  --------  --------  -------- --------
 Total distributions.......................     (2.48)       (0.28)    (0.36)    (1.06)     0.00    (1.53)
                                             --------     --------  --------  --------  -------- --------
NET ASSET VALUE, END OF PERIOD.............  $ 226.13     $ 224.26  $ 169.33  $ 186.12  $ 146.67 $ 121.71
                                             ========     ========  ========  ========  ======== ========
TOTAL RETURN (%)...........................       1.9 (b)     32.7      (8.8)     27.8      20.5      0.3
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.77 (c)     0.80      0.82      0.87      0.90     0.88
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)...      0.76 (c)     0.78      0.82      0.84        --       --
Ratio of net investment income (loss) to
 average net assets (%)....................      0.01 (c)     0.14      0.22      0.43      0.98     1.08
Portfolio turnover rate (%)................         8 (c)       16        11        28       143      119
Net assets, end of period (000)............  $643,590     $614,742  $438,359  $370,959  $139,518 $109,280
The ratios of operating expenses to
 average net assets without giving effect
 to the contractual expense agreement
 would have been (%).......................        --           --        --        --      0.96       --


























                                                                                           CLASS B
                                                                    ---------------------------------------------------
                                                                     SIX MONTHS       YEAR ENDED      FEBRUARY 20, 2001(A)
                                                                       ENDED         DECEMBER 31,           THROUGH
                                                                      JUNE 30,    ------------------      DECEMBER 31,
                                                                        2004        2003      2002            2001
                                                                    ----------    --------  --------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $ 221.17     $ 167.26  $ 184.25        $159.20
                                                                     --------     --------  --------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)......................................     (0.23)        0.01      0.16           0.01
 Net realized and unrealized gain (loss) on investments............      4.23        54.02    (16.83)         25.04
                                                                     --------     --------  --------        -------
 Total from investment operations..................................      4.00        54.03    (16.67)         25.05
                                                                     --------     --------  --------        -------
LESS DISTRIBUTIONS
 Distributions from net investment income..........................      0.00        (0.12)    (0.32)          0.00
 Distributions from net realized capital gains.....................     (2.38)        0.00      0.00           0.00
                                                                     --------     --------  --------        -------
 Total distributions...............................................     (2.38)       (0.12)    (0.32)          0.00
                                                                     --------     --------  --------        -------
NET ASSET VALUE, END OF PERIOD.....................................  $ 222.79     $ 221.17  $ 167.26        $184.25
                                                                     ========     ========  ========        =======
TOTAL RETURN (%)...................................................       1.8 (b)     32.3      (9.1)          15.7(b)
 Ratio of operating expenses to average net assets before expense
   reductions (%)..................................................      1.02 (c)     1.05      1.07           1.12(c)
 Ratio of operating expenses to average net assets after expense
   reductions (%) (d)..............................................      1.01 (c)     1.03      1.07           1.09(c)
 Ratio of net investment income (loss) to average net assets (%)...     (0.23)(c)    (0.13)    (0.06)          0.02(c)
 Portfolio turnover rate (%).......................................         8 (c)       16        11             28
 Net assets, end of period (000)...................................  $602,749     $540,656  $140,273        $24,082

                                                                                        CLASS E
                                                                    --------------------------------------------
                                                                     SIX MONTHS       YEAR ENDED     MAY 1, 2001(A)
                                                                       ENDED         DECEMBER 31,       THROUGH
                                                                      JUNE 30,    -----------------   DECEMBER 31,
                                                                        2004        2003      2002        2001
                                                                    ----------    --------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................  $ 222.60     $ 168.22  $185.17     $164.26
                                                                     --------     --------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)......................................     (0.10)        0.07     0.25        0.02
 Net realized and unrealized gain (loss) on investments............      4.24        54.47   (16.85)      20.89
                                                                     --------     --------  -------     -------
 Total from investment operations..................................      4.14        54.54   (16.60)      20.91
                                                                     --------     --------  -------     -------
LESS DISTRIBUTIONS
 Distributions from net investment income..........................      0.00        (0.16)   (0.35)       0.00
 Distributions from net realized capital gains.....................     (2.38)        0.00     0.00        0.00
                                                                     --------     --------  -------     -------
 Total distributions...............................................     (2.38)       (0.16)   (0.35)       0.00
                                                                     --------     --------  -------     -------
NET ASSET VALUE, END OF PERIOD.....................................  $ 224.36     $ 222.60  $168.22     $185.17
                                                                     ========     ========  =======     =======
TOTAL RETURN (%)...................................................       1.9 (b)     32.5     (9.0)       12.7(b)
 Ratio of operating expenses to average net assets before expense
   reductions (%)..................................................      0.92 (c)     0.95     0.97        1.02(c)
 Ratio of operating expenses to average net assets after expense
   reductions (%) (d)..............................................      0.91 (c)     0.93     0.97        0.99(c)
 Ratio of net investment income (loss) to average net assets (%)...     (0.14)(c)    (0.03)    0.05        0.09(c)
 Portfolio turnover rate (%).......................................         8 (c)       16       11          28
 Net assets, end of period (000)...................................  $264,497     $204,755  $74,818     $10,416

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-149

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--100.4% OF TOTAL NET ASSETS


                                                                    VALUE
  SHARES                                                           (NOTE 1)
 -----------------------------------------------------------------------------

          AEROSPACE & DEFENSE--1.3%
   10,256 Alliant Techsystems, Inc. (b)......................... $     649,615
   29,217 L-3 Communications Holdings, Inc......................     1,951,696
   17,811 Precision Castparts Corp..............................       974,083
    2,851 Sequa Corp. (Class A) (c).............................       166,698
                                                                 -------------
                                                                     3,742,092
                                                                 -------------

          AIR FREIGHT & COURIERS--1.4%
   23,550 C.H. Robinson Worldwide, Inc..........................     1,079,532
   13,909 CNF, Inc..............................................       578,058
   29,012 Expeditors International of Washington, Inc...........     1,433,483
   22,118 J.B. Hunt Transport Services, Inc.....................       853,312
                                                                 -------------
                                                                     3,944,385
                                                                 -------------

          AIRLINES--0.5%
   23,677 AirTran Holdings, Inc. (b)............................       334,793
    7,388 Alaska Air Group, Inc. (b)............................       176,352
   28,256 JetBlue Airways Corp. (b) (c).........................       830,161
                                                                 -------------
                                                                     1,341,306
                                                                 -------------

          AUTO COMPONENTS--1.4%
   19,124 ArvinMeritor, Inc.....................................       374,257
    5,351 Bandag, Inc. (c)......................................       238,280
   15,356 BorgWarner, Inc.......................................       672,132
   21,294 Gentex Corp. (c)......................................       844,946
   19,003 Lear Corp.............................................     1,120,987
    9,480 Modine Manufacturing Co...............................       301,938
    7,341 Superior Industries International, Inc. (c)...........       245,556
                                                                 -------------
                                                                     3,798,096
                                                                 -------------

          AUTOMOBILES--0.2%
   15,737 Thor Industries, Inc. (c).............................       526,560
                                                                 -------------

          BEVERAGES--0.7%
   29,449 Constellation Brands, Inc. (Class A) (b)..............     1,093,442
   37,843 PepsiAmericas, Inc....................................       803,785
                                                                 -------------
                                                                     1,897,227
                                                                 -------------

          BIOTECHNOLOGY--1.2%
   15,463 Cephalon, Inc. (b) (c)................................       835,002
   12,715 Charles River Laboratories International, Inc. (b) (c)       621,382
   84,005 Millennium Pharmaceuticals, Inc. (b)..................     1,159,269
   25,950 Protein Design Labs, Inc. (b) (c).....................       496,424
   21,717 Vertex Pharmaceuticals, Inc. (b) (c)..................       235,412
                                                                 -------------
                                                                     3,347,489
                                                                 -------------

          BUILDING PRODUCTS--0.2%
   11,393 York International Corp...............................       467,911
                                                                 -------------

          CAPITAL MARKETS--2.3%
   22,041 A.G. Edwards, Inc.....................................       750,055
   18,649 Eaton Vance Corp......................................       712,578
   18,224 Investors Financial Services Corp. (c)................       794,202
   15,294 Jefferies Group, Inc..................................       472,891

                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 CAPITAL MARKETS--(CONTINUED)
          16,489 LaBranche & Co., Inc. (c)............... $     138,837
          18,292 Legg Mason, Inc.........................     1,664,755
          20,280 Raymond James Financial, Inc............       536,406
          28,534 SEI Investments Co......................       828,627
          22,743 Waddell & Reed Financial, Inc. (Class A)       502,848
                                                          -------------
                                                              6,401,199
                                                          -------------

                 CHEMICALS--2.7%
          20,452 Airgas, Inc.............................       489,007
          11,447 Albemarle Corp..........................       362,297
          17,163 Cabot Corp..............................       698,534
          31,579 Crompton Corp...........................       198,948
          10,718 Cytec Industries, Inc...................       487,133
          11,550 Ferro Corp..............................       308,154
          10,023 FMC Corp. (b)...........................       432,091
          31,925 IMC Global, Inc.........................       427,795
          14,229 Lubrizol Corp...........................       521,066
          49,036 Lyondell Chemical Co. (c)...............       852,736
           5,661 Minerals Technologies, Inc..............       328,338
          19,151 Olin Corp. (c)..........................       337,441
          31,970 RPM International, Inc..................       485,944
          12,897 Sensient Technologies Corp. (c).........       277,028
           9,001 The Scotts Co. (Class A) (b)............       574,984
          14,145 Valspar Corp............................       713,474
                                                          -------------
                                                              7,494,970
                                                          -------------

                 COMMERCIAL BANKS--5.5%
          30,379 Associated Banc-Corp....................       900,130
          14,689 Bank of Hawaii Corp.....................       664,237
          47,489 Banknorth Group, Inc....................     1,542,443
          13,433 City National Corp......................       882,548
          21,478 Commerce Bancorp, Inc. (c)..............     1,181,505
          33,749 Compass Bancshares, Inc.................     1,451,207
          14,153 Cullen/Frost Bankers, Inc...............       633,347
          23,377 FirstMerit Corp. (c)....................       616,451
          14,156 Greater Bay Bancorp (c).................       409,108
          42,770 Hibernia Corp. (Class A)................     1,039,311
          21,775 Mercantile Bankshares Corp..............     1,019,505
          56,243 National Commerce Financial Corp. (c)...     1,827,897
           9,736 Silicon Valley Bancshares (b) (c).......       386,032
          19,436 TCF Financial Corp......................     1,128,260
          35,063 The Colonial BancGroup, Inc.............       637,095
           8,751 Westamerica Bancorp.....................       458,990
          18,304 Wilmington Trust Corp...................       681,275
                                                          -------------
                                                             15,459,341
                                                          -------------

                 COMMERCIAL SERVICES & SUPPLIES--4.8%
           6,861 Banta Corp..............................       304,697
          27,916 Career Education Corp. (b)..............     1,271,853
          24,367 ChoicePoint, Inc. (b)...................     1,112,597
          24,804 Copart, Inc. (b) (c)....................       662,267
          24,861 Corinthian Colleges, Inc. (b)...........       615,061
          19,373 DeVry, Inc. (b).........................       531,208
          20,166 Education Management Corp. (b)..........       662,655

 See accompanying notes to statement of investments and financial statements.

                                    MSF-150

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                COMMERCIAL SERVICES & SUPPLIES--(CONTINUED)
         19,844 Herman Miller, Inc. (c).................... $     574,285
         16,025 HNI Corp...................................       678,338
         12,601 ITT Educational Services, Inc. (b).........       479,090
          9,658 Kelly Services, Inc. (Class A).............       287,808
         10,445 Korn/Ferry International, Inc. (b).........       202,320
         12,445 Laureate Education, Inc. (b) (c)...........       475,897
         24,774 Manpower, Inc..............................     1,257,776
         42,498 Republic Services, Inc. (Class A)..........     1,229,892
         12,525 Rollins, Inc...............................       288,200
         17,313 Sotheby's Holdings, Inc. (Class A) (c).....       276,315
         11,973 Stericycle, Inc. (b).......................       619,483
         15,644 The Brink's Co.............................       535,807
         19,604 The Dun & Bradstreet Corp. (b).............     1,056,852
         21,264 United Rentals, Inc. (b) (c)...............       380,413
                                                            -------------
                                                               13,502,814
                                                            -------------

                COMMUNICATIONS EQUIPMENT--2.2%
        107,601 3Com Corp. (b).............................       672,506
         21,938 ADTRAN, Inc................................       732,071
         24,253 Advanced Fibre Communications, Inc. (b)....       489,911
         13,519 Avocent Corp. (b)..........................       496,688
         16,959 CommScope, Inc. (b) (c)....................       363,771
         18,343 Harris Corp................................       930,907
         32,380 McDATA Corp. (Class A) (b) (c).............       174,204
         13,140 Plantronics, Inc. (b)......................       553,194
         27,533 Polycom, Inc. (b)..........................       617,015
         28,774 Powerwave Technologies, Inc. (b) (c).......       221,560
         31,368 UTStarcom, Inc. (b) (c)....................       948,882
                                                            -------------
                                                                6,200,709
                                                            -------------

                COMPUTERS & PERIPHERALS--1.2%
         20,002 Diebold, Inc...............................     1,057,506
          9,773 Imation Corp...............................       416,428
         49,755 Quantum Corp. (b) (c)......................       154,240
         44,512 SanDisk Corp. (b) (c)......................       965,465
         30,953 Storage Technology Corp. (b)...............       897,637
                                                            -------------
                                                                3,491,276
                                                            -------------

                CONSTRUCTION & ENGINEERING--0.5%
         13,380 Dycom Industries, Inc. (b).................       374,640
         11,467 Granite Construction, Inc..................       209,044
         15,511 Jacobs Engineering Group, Inc..............       610,823
         32,287 Quanta Services, Inc. (b) (c)..............       200,825
                                                            -------------
                                                                1,395,332
                                                            -------------

                CONSTRUCTION MATERIALS--0.2%
         13,289 Martin Marietta Materials, Inc.............       589,101
                                                            -------------

                CONSUMER FINANCE--0.5%
         43,433 AmeriCredit Corp. (b) (c)..................       848,247
         24,819 MoneyGram International, Inc. (b)..........       511,271
                                                            -------------
                                                                1,359,518
                                                            -------------

                                                                VALUE
         SHARES                                                (NOTE 1)
        ------------------------------------------------------------------

                    CONTAINERS & PACKAGING--0.6%
          14,079    Longview Fibre Co....................... $     207,384
          29,275    Packaging Corp. of America..............       699,672
          26,981    Sonoco Products Co......................       688,016
                                                             -------------
                                                                 1,595,072
                                                             -------------

                    DIVERSIFIED FINANCIAL SERVICES--0.5%
          13,584    GATX Corp. (c)..........................       369,485
          19,537    Leucadia National Corp..................       970,989
                                                             -------------
                                                                 1,340,474
                                                             -------------

                    DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
          67,544    Cincinnati Bell, Inc....................       299,895
                                                             -------------

                    ELECTRIC UTILITIES--3.7%
          30,690    Alliant Energy Corp.....................       800,395
           8,935    Black Hills Corp. (c)...................       281,453
          34,870    DPL, Inc................................       677,175
          20,999    Duquesne Light Holdings, Inc. (c).......       405,491
          40,379    Energy East Corp........................       979,191
          20,470    Great Plains Energy, Inc. (c)...........       607,959
          22,155    Hawaiian Electric Industries, Inc. (c)..       578,245
          10,526    IDACORP, Inc. (c).......................       284,202
          35,278    Northeast Utilities.....................       686,863
          14,619    NSTAR...................................       699,958
          24,153    OGE Energy Corp.........................       615,177
          47,459    Pepco Holdings, Inc.....................       867,551
          16,650    PNM Resources, Inc. (c).................       345,820
          27,363    Puget Energy, Inc.......................       599,523
          23,573    Westar Energy, Inc......................       469,338
          32,592    Wisconsin Energy Corp...................     1,062,825
          10,229    WPS Resources Corp......................       474,114
                                                             -------------
                                                                10,435,280
                                                             -------------

                    ELECTRICAL EQUIPMENT--0.5%
          18,568    AMETEK, Inc.............................       573,751
          16,694    Hubbell, Inc............................       779,777
                                                             -------------
                                                                 1,353,528
                                                             -------------

                    ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
          31,770    Arrow Electronics, Inc..................       852,071
          33,203    Avnet, Inc. (b).........................       753,708
          23,026    CDW Corp................................     1,468,138
          23,842    Kemet Corp. (b).........................       291,349
          21,733    National Instruments Corp. (c)..........       666,116
          10,846    Newport Corp. (b).......................       175,380
          11,867    Plexus Corp. (b) (c)....................       160,205
          15,980    Tech Data Corp. (b).....................       625,297
           9,557    Varian, Inc. (b)........................       402,828
          44,263    Vishay Intertechnology, Inc. (b)........       822,407
                                                             -------------
                                                                 6,217,499
                                                             -------------

                    ENERGY EQUIPMENT & SERVICES--3.6%
          14,808    Cooper Cameron Corp. (b)................       721,150
          41,624    ENSCO International, Inc................     1,211,258

 See accompanying notes to statement of investments and financial statements.

                                    MSF-151

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES--(CONTINUED)
          18,527 FMC Technologies, Inc. (b).............. $     533,578
          33,685 Grant Prideco, Inc. (b).................       621,825
          21,180 Hanover Compressor Co. (b) (c)..........       252,042
          13,893 Helmerich & Payne, Inc..................       363,302
          23,650 National-Oilwell, Inc. (b)..............       744,738
          22,925 Patterson-UTI Energy, Inc...............       765,924
          37,434 Pride International, Inc. (b)...........       640,496
          28,774 Smith International, Inc. (b)...........     1,604,438
          16,696 Tidewater, Inc..........................       497,541
          26,737 Varco International, Inc. (b)...........       585,273
          36,532 Weatherford International, Ltd. (b).....     1,643,209
                                                          -------------
                                                             10,184,774
                                                          -------------

                 FOOD & STAPLES RETAILING--0.9%
          19,261 BJ's Wholesale Club, Inc. (b)...........       481,525
          12,842 Ruddick Corp............................       288,303
          17,042 Whole Foods Market, Inc. (c)............     1,626,659
                                                          -------------
                                                              2,396,487
                                                          -------------

                 FOOD PRODUCTS--2.7%
          43,309 Dean Foods Co. (b)......................     1,615,859
          38,156 Hormel Foods Corp.......................     1,186,652
          12,510 Interstate Bakeries Corp................       135,733
           9,830 Lancaster Colony Corp...................       409,321
          30,584 Smithfield Foods, Inc. (b)..............       899,170
          16,134 The J. M. Smucker Co....................       740,712
          14,494 Tootsie Roll Industries, Inc............       471,055
          97,094 Tyson Foods, Inc. (Class A).............     2,034,119
                                                          -------------
                                                              7,492,621
                                                          -------------

                 GAS UTILITIES--0.3%
          17,864 AGL Resources, Inc......................       518,949
          13,410 WGL Holdings, Inc. (c)..................       385,135
                                                          -------------
                                                                904,084
                                                          -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--2.9%
          24,656 Apogent Technologies, Inc. (b)..........       788,992
          16,985 Beckman Coulter, Inc....................     1,036,085
          30,469 Cytyc Corp. (b).........................       772,998
          22,201 Dentsply International, Inc.............     1,156,672
          16,386 Edwards Lifesciences Corp. (b) (c)......       571,052
          17,175 Hillenbrand Industries, Inc. (c)........     1,038,229
           9,940 INAMED Corp. (b)........................       624,729
          18,982 STERIS Corp. (b)........................       428,234
          18,853 Varian Medical Systems, Inc.............     1,495,986
          13,428 VISX, Inc. (b)..........................       358,796
                                                          -------------
                                                              8,271,773
                                                          -------------

                 HEALTH CARE PROVIDERS & SERVICES--4.7%
          13,753 Apria Healthcare Group, Inc. (b)........       394,711
          27,226 Community Health Systems, Inc. (b)......       728,840
          17,306 Covance, Inc. (b).......................       667,665
          24,435 Coventry Health Care, Inc. (b)..........     1,194,872
          25,244 First Health Group Corp. (b)............       394,059

                                                                VALUE
       SHARES                                                  (NOTE 1)
      --------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
        31,097 Health Net, Inc. (b)......................... $     824,071
        12,146 Henry Schein, Inc. (b).......................       766,898
        10,535 LifePoint Hospitals, Inc. (b) (c)............       392,113
        27,410 Lincare Holdings, Inc. (b)...................       900,693
        28,626 Omnicare, Inc................................     1,225,479
        22,472 Oxford Health Plans, Inc.....................     1,236,859
        23,744 PacifiCare Health Systems, Inc. (b) (c)......       917,943
        18,852 Patterson Dental Co. (b).....................     1,441,989
        18,410 Renal Care Group, Inc. (b)...................       609,923
        20,963 Triad Hospitals, Inc. (b)....................       780,453
        16,034 Universal Health Services, Inc. (Class B)....       735,800
                                                             -------------
                                                                13,212,368
                                                             -------------

               HOTELS, RESTAURANTS & LEISURE--3.2%
        22,707 Applebee's International, Inc................       522,704
         9,705 Bob Evans Farms, Inc. (c)....................       265,723
        18,336 Boyd Gaming Corp.............................       487,188
        26,566 Brinker International, Inc. (b)..............       906,432
        84,744 Caesars Entertainment, Inc. (b)..............     1,271,160
        13,430 CBRL Group, Inc..............................       414,315
        16,353 GTECH Holdings Corp. (c).....................       757,307
        14,670 International Speedway Corp. (Class A).......       713,549
        16,901 Krispy Kreme Doughnuts, Inc. (b) (c).........       322,640
        18,597 Mandalay Resort Group........................     1,276,498
        20,489 Outback Steakhouse, Inc......................       847,425
        18,349 Ruby Tuesday, Inc............................       503,680
        25,647 Six Flags, Inc. (c)..........................       186,197
        14,281 The Cheesecake Factory, Inc. (b) (c).........       568,241
                                                             -------------
                                                                 9,043,059
                                                             -------------

               HOUSEHOLD DURABLES--3.7%
        18,789 American Greetings Corp. (Class A)...........       435,529
        12,587 Blyth, Inc...................................       434,126
        64,238 D.R. Horton, Inc.............................     1,824,359
        15,453 Furniture Brands International, Inc..........       387,098
        18,204 Harman International Industries, Inc.........     1,656,564
        16,851 Hovnanian Enterprises, Inc. (Class A) (b) (c)       584,898
        43,018 Lennar Corp. (Class A).......................     1,923,765
        18,408 Mohawk Industries, Inc. (b)..................     1,349,859
         6,638 Ryland Group, Inc............................       519,091
        20,487 Toll Brothers, Inc. (b) (c)..................       867,010
        16,138 Tupperware Corp..............................       313,561
                                                             -------------
                                                                10,295,860
                                                             -------------

               HOUSEHOLD PRODUCTS--0.5%
        11,314 Church & Dwight, Inc.........................       517,955
        22,606 Energizer Holdings, Inc. (b).................     1,017,270
                                                             -------------
                                                                 1,535,225
                                                             -------------

               IT SERVICES--2.9%
        23,785 Acxiom Corp..................................       590,582
        22,489 Alliance Data Systems Corp. (b)..............       950,160
        40,959 Ceridian Corp. (b)...........................       921,578
        17,535 Certegy, Inc.................................       680,358

 See accompanying notes to statement of investments and financial statements.

                                    MSF-152

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

            IT SERVICES--(CONTINUED)
     23,346 Checkfree Corp. (b) (c)........................... $     700,380
     35,735 Cognizant Technology Solutions Corp. (Class A) (b)       908,026
     14,342 CSG Systems International, Inc. (b)...............       296,879
     23,271 DST Systems, Inc. (b).............................     1,119,102
     36,320 Gartner, Inc. (Class A) (b) (c)...................       480,150
     17,484 Keane, Inc........................................       239,356
     28,970 MPS Group, Inc. (b)...............................       351,116
     33,177 The BISYS Group, Inc. (b).........................       466,469
     23,128 Titan Corp. (b) (c)...............................       300,202
                                                               -------------
                                                                   8,004,358
                                                               -------------

            INDUSTRIAL CONGLOMERATES--0.7%
     24,325 ALLETE, Inc.......................................       810,022
      8,568 Carlisle Cos., Inc................................       533,358
     11,058 Teleflex, Inc.....................................       554,559
                                                               -------------
                                                                   1,897,939
                                                               -------------

            INSURANCE--4.5%
     14,664 Allmerica Financial Corp. (c).....................       495,643
     20,225 American Financial Group, Inc.....................       618,278
     10,839 AmerUs Group Co. (c)..............................       448,735
     25,027 Arthur J. Gallagher & Co..........................       762,072
     18,962 Brown & Brown, Inc................................       817,262
     15,423 Everest Re Group, Ltd.............................     1,239,392
     47,490 Fidelity National Financial, Inc..................     1,773,277
     24,522 First American Corp...............................       634,875
     17,780 HCC Insurance Holdings, Inc.......................       594,030
     11,777 Horace Mann Educators Corp........................       205,862
     13,819 Mony Group, Inc. (c)..............................       432,535
     16,906 Ohio Casualty Corp. (c)...........................       340,318
     50,160 Old Republic International Corp...................     1,189,795
     19,106 Protective Life Corp..............................       738,829
      7,963 Stancorp Financial Group, Inc.....................       533,521
     18,825 Unitrin, Inc......................................       801,945
     23,113 W.R. Berkley Corp.................................       992,703
                                                               -------------
                                                                  12,619,072
                                                               -------------

            INTERNET SOFTWARE & SERVICES--0.0%
     15,377 Retek, Inc. (b)...................................        94,415
                                                               -------------

            INVESTMENT COMPANY--1.7%
     42,900 MidCap SPDR Trust, Series 1.......................     4,766,190
                                                               -------------

            LEISURE EQUIPMENT & PRODUCTS--0.1%
     20,734 Callaway Golf Co. (c).............................       235,124
                                                               -------------

            MACHINERY--2.3%
     24,855 AGCO Corp.........................................       506,296
     23,806 Donaldson Co., Inc................................       697,516
     13,263 Federal Signal Corp. (c)..........................       246,824
     14,953 Flowserve Corp....................................       372,928
     19,133 Graco, Inc........................................       594,080
     11,327 Harsco Corp.......................................       532,369
     10,052 Kennametal, Inc...................................       460,382

                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

              MACHINERY--(CONTINUED)
        9,829 Nordson Corp................................... $     426,284
       27,647 Pentair, Inc...................................       930,045
       20,940 SPX Corp.......................................       972,453
        5,094 Tecumseh Products Co. (Class A)................       209,822
       12,959 Trinity Industries, Inc. (c)...................       411,967
                                                              -------------
                                                                  6,360,966
                                                              -------------

              MARINE--0.1%
       11,719 Alexander & Baldwin, Inc.......................       392,001
                                                              -------------

              MEDIA--2.8%
       31,976 Belo Corp. (Class A)...........................       858,556
       14,370 Catalina Marketing Corp. (b) (c)...............       262,827
       15,413 Emmis Communications Corp. (Class A) (b).......       323,365
       14,207 Entercom Communications Corp. (b)..............       529,921
       24,028 Harte-Hanks, Inc...............................       586,523
       12,399 Lee Enterprises, Inc...........................       595,276
        6,536 Media General, Inc.(Class A)...................       419,742
       10,890 Scholastic Corp. (b) (c).......................       326,156
       27,289 The Reader's Digest Association, Inc. (Class A)       436,351
        2,636 The Washington Post Co. (Class B)..............     2,451,506
       14,362 Valassis Communications, Inc. (b)..............       437,610
       26,932 Westwood One, Inc. (b).........................       640,982
                                                              -------------
                                                                  7,868,815
                                                              -------------

              METALS & MINING--0.5%
       15,058 Arch Coal, Inc.................................       550,972
       17,627 Peabody Energy Corp............................       986,936
                                                              -------------
                                                                  1,537,908
                                                              -------------

              MULTI-UTILITIES--2.1%
       53,921 Aquila, Inc....................................       191,959
       17,227 Equitable Resources, Inc.......................       890,808
       32,189 MDU Resources Group, Inc.......................       773,502
       22,626 National Fuel Gas Co...........................       565,650
       28,300 Oneok, Inc.....................................       622,317
       23,094 Questar Corp...................................       892,352
       30,629 SCANA Corp.....................................     1,113,977
       32,323 Sierra Pacific Resources (c)...................       249,210
       20,913 Vectren Corp...................................       524,707
                                                              -------------
                                                                  5,824,482
                                                              -------------

              MULTILINE RETAIL--0.9%
       19,906 99 Cents Only Stores (b) (c)...................       303,567
       31,337 Dollar Tree Stores, Inc. (b)...................       859,574
       13,585 Neiman Marcus Group, Inc. (Class A)............       756,005
       39,346 Saks, Inc. (b).................................       590,190
                                                              -------------
                                                                  2,509,336
                                                              -------------

              OFFICE ELECTRONICS--0.4%
       13,138 Zebra Technologies Corp. (Class A) (b).........     1,143,006
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-153

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

              OIL & GAS--3.4%
       16,080 Forest Oil Corp. (c)........................... $     439,306
       25,354 Murphy Oil Corp................................     1,868,590
       15,543 Newfield Exploration Co. (b)...................       866,367
       16,001 Noble Energy, Inc..............................       816,051
       10,842 Overseas Shipholding Group, Inc. (c)...........       478,457
       33,107 Pioneer Natural Resources Co...................     1,161,394
       21,225 Plains Exploration & Production Co. (b)........       389,479
       17,606 Pogo Producing Co..............................       869,736
       20,299 Western Gas Resources, Inc. (c)................       659,311
       71,321 XTO Energy, Inc................................     2,124,653
                                                              -------------
                                                                  9,673,344
                                                              -------------

              PAPER & FOREST PRODUCTS--0.4%
       15,327 Bowater, Inc...................................       637,450
       12,081 Glatfelter (c).................................       170,100
        8,122 Potlatch Corp..................................       338,200
                                                              -------------
                                                                  1,145,750
                                                              -------------

              PHARMACEUTICALS--1.7%
       28,763 Barr Pharmaceuticals, Inc. (b).................       969,313
       54,414 IVAX Corp. (b).................................     1,305,392
        9,438 Par Pharmaceutical Cos., Inc. (b)..............       332,312
       19,478 Perrigo Co.....................................       369,497
       23,592 Sepracor, Inc. (b) (c).........................     1,248,017
       23,094 Valeant Pharmaceuticals International, Inc. (c)       461,880
                                                              -------------
                                                                  4,686,411
                                                              -------------

              REAL ESTATE--2.0%
       22,772 AMB Property Corp. (REIT)......................       788,594
       14,783 Highwoods Properties, Inc. (REIT)..............       347,401
       18,520 Hospitality Properties Trust (REIT)............       783,396
       23,342 Liberty Property Trust (REIT) (c)..............       938,582
       16,694 Mack-Cali Realty Corp. (REIT)..................       690,798
       27,608 New Plan Excel Realty Trust (REIT) (c).........       644,923
       13,650 Rayonier, Inc. (REIT)..........................       606,742
       35,249 United Dominion Realty Trust, Inc. (REIT)......       697,225
                                                              -------------
                                                                  5,497,661
                                                              -------------

              ROAD & RAIL--0.1%
       22,236 Swift Transportation Co., Inc. (b).............       399,136
                                                              -------------

              SEMICONDUCTORS & EQUIPMENT--3.8%
      131,012 Atmel Corp. (b) (c)............................       775,591
        6,841 Cabot Microelectronics Corp. (b) (c)...........       209,403
       26,555 Credence Systems Corp. (b) (c).................       366,459
       20,456 Cree, Inc. (b) (c).............................       476,216
       34,012 Cypress Semiconductor Corp. (b) (c)............       482,630
       32,861 Fairchild Semiconductor International, Inc.
               (Class A) (b).................................       537,934
       20,007 Integrated Circuit Systems, Inc. (b)...........       543,390
       29,231 Integrated Device Technology, Inc. (b) (c).....       404,557
       18,219 International Rectifier Corp. (b)..............       754,631
       38,635 Intersil Corp. (Class A).......................       836,834
       36,941 Lam Research Corp. (b).........................       990,019

                                                                     VALUE
    SHARES                                                          (NOTE 1)
   ----------------------------------------------------------------------------

               SEMICONDUCTORS & EQUIPMENT--(CONTINUED)
     31,183    Lattice Semiconductor Corp. (b)................... $     218,593
     16,815    LTX Corp. (b) (c).................................       181,770
     25,448    Micrel, Inc. (b)..................................       309,193
     57,363    Microchip Technology, Inc.........................     1,809,229
     51,407    RF Micro Devices, Inc. (b) (c)....................       385,552
     20,779    Semtech Corp. (b).................................       489,138
     14,222    Silicon Laboratories, Inc. (b) (c)................       659,190
     37,517    TriQuint Semiconductor, Inc. (b) (c)..............       204,843
                                                                  -------------
                                                                     10,635,172
                                                                  -------------

               SOFTWARE--2.9%
     38,034    Activision, Inc. (b)..............................       604,741
      9,137    Advent Software, Inc. (b).........................       165,106
     16,347    Ascential Software Corp. (b) (c)..................       261,389
     75,351    Cadence Design Systems, Inc. (b)..................     1,102,385
     19,448    Fair Isaac Corp. (c)..............................       649,174
     24,754    Jack Henry & Associates, Inc......................       497,555
     19,047    Macromedia, Inc. (b)..............................       467,604
     13,591    Macrovision Corp. (b).............................       340,183
     19,307    Mentor Graphics Corp. (c).........................       298,679
     45,573    Network Associates, Inc. (b)......................       826,238
     17,024    RSA Security, Inc. (b) (c)........................       348,481
     26,714    Sybase, Inc. (b)..................................       480,852
     42,758    Synopsys, Inc. (b)................................     1,215,610
     18,057    The Reynolds & Reynolds Co. (Class A).............       417,658
     10,250    Transaction Systems Architects, Inc. (Class A) (b)       220,683
     22,536    Wind River Systems, Inc. (b) (c)..................       265,023
                                                                  -------------
                                                                      8,161,361
                                                                  -------------

               SPECIALTY RETAIL--4.7%
     26,158    Abercrombie & Fitch Co. (Class A).................     1,013,623
     19,766    American Eagle Outfitters, Inc. (b)...............       571,435
     18,811    AnnTaylor Stores Corp. (b)........................       545,128
     19,006    Barnes & Noble, Inc. (b)..........................       645,824
     21,385    Borders Group, Inc................................       501,264
     28,564    CarMax, Inc. (b)..................................       624,695
     24,573    Chico's FAS, Inc. (b).............................     1,109,717
     27,266    Claire's Stores, Inc..............................       591,672
     18,818    Michaels Stores, Inc..............................     1,034,990
     15,102    O'Reilly Automotive, Inc. (b) (c).................       682,610
     21,131    Pacific Sunwear of California, Inc. (b)...........       413,534
     18,734    Payless Shoesource, Inc. (b)......................       279,324
     39,829    PETsMART, Inc.....................................     1,292,451
     24,264    Pier 1 Imports, Inc...............................       429,230
     12,202    Regis Corp........................................       544,087
     22,168    Rent-A-Center, Inc. (b)...........................       663,488
     41,305    Ross Stores, Inc..................................     1,105,322
     32,045    Williams-Sonoma, Inc. (b).........................     1,056,203
                                                                  -------------
                                                                     13,104,597
                                                                  -------------

               TEXTILES, APPAREL & LUXURY GOODS--1.1%
     51,874    Coach, Inc. (b)...................................     2,344,186
      9,625    The Timberland Co. (Class A) (b)..................       621,679
                                                                  -------------
                                                                      2,965,865
                                                                  -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-154

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)



                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 THRIFTS & MORTGAGE FINANCE--3.1%
          21,535 Astoria Financial Corp................... $     787,750
          36,338 Greenpoint Financial Corp................     1,442,619
          22,864 Independence Community Bank Corp.........       832,250
          16,827 IndyMac Bancorp, Inc.....................       531,733
          72,873 New York Community Bancorp, Inc. (c).....     1,430,497
          25,906 Radian Group, Inc........................     1,240,897
          26,370 The PMI Group, Inc.......................     1,147,622
          21,626 Washington Federal, Inc..................       519,024
          14,633 Webster Financial Corp...................       688,044
                                                           -------------
                                                               8,620,436
                                                           -------------

                 TOBACCO--0.1%
           7,020 Universal Corp...........................       357,599
                                                           -------------

                 TRADING COMPANIES & DISTRIBUTORS--0.4%
          20,916 Fastenal Co. (c).........................     1,188,656
                                                           -------------

                 TRANSPORTATION INFRASTRUCTURE--0.2%
          21,881 Werner Enterprises, Inc..................       461,689
                                                           -------------

                 WATER UTILITIES--0.2%
          25,593 Aqua America, Inc........................       513,140
                                                           -------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.4%
          15,798 Telephone & Data Systems, Inc............     1,124,818
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $242,779,450)..........   281,326,572
                                                           -------------
























          WARRANTS--0.0%
                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                  COMMERCIAL BANKS--0.0%
            7,309 Dime Bancorp, Inc. (b)................. $        804
                                                          ------------
                  Total Warrants
                   (Identified Cost $2,888)..............          804
                                                          ------------

         SHORT TERM INVESTMENTS--0.5%
           FACE
          AMOUNT
         --------------------------------------------------------------

                  DISCOUNT NOTES--0.5%
         $475,000 Federal Home Loan Bank 1.300%, 07/01/04      475,000
          925,000 Federal Home Loan Mortgage Corp.
                   1.390%, 9/7/2004......................      922,571
                                                          ------------
                                                             1,397,571
                                                          ------------
                  Total Short Term Investments
                   (Identified Cost $1,397,571)..........    1,397,571
                                                          ------------
                  Total Investments--100.9%
                   (Identified Cost $244,179,909) (a)....  282,724,947
                  Other assets less liabilities..........   (2,430,130)
                                                          ------------
                  TOTAL NET ASSETS--100%................. $280,294,817
                                                          ============

FUTURES CONTRACTS

                       NUMBER OF EXPIRATION  CONTRACT  VALUATION AS OF  UNREALIZED
FUTURES CONTRACTS LONG CONTRACTS    DATE      AMOUNT    JUNE 30, 2004  APPRECIATION
---------------------- --------- ---------- ---------- --------------- ------------
    S&P MidCap 400....     5      9/16/04   $1,502,563   $1,520,625      $18,062
                                                                         =======

 See accompanying notes to statement of investments and financial statements.

                                    MSF-155

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS
        Investments at value.....................             $282,724,947
        Cash.....................................                  131,344
        Collateral for securities loaned.........               42,542,330
        Receivable for:
         Securities sold.........................                7,064,038
         Fund shares sold........................                  458,016
         Dividends and interest..................                  184,093
         Futures variation margin................                   13,493
                                                              ------------
          Total Assets...........................              333,118,261
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $ 3,264,055
         Securities purchased....................   6,869,635
         Return of collateral for securities
          loaned.................................  42,542,330
        Accrued expenses:
         Management fees.........................      63,337
         Service and distribution fees...........      16,440
         Other expenses..........................      67,647
                                                  -----------
          Total Liabilities......................               52,823,444
                                                              ------------
      NET ASSETS.................................             $280,294,817
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $231,532,892
         Undistributed net investment income.....                1,195,609
         Accumulated net realized gains
          (losses)...............................                9,003,216
         Unrealized appreciation (depreciation)
          on investments and futures contracts...               38,563,100
                                                              ------------
      NET ASSETS.................................             $280,294,817
                                                              ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ( $175,087,413 divided by
       13,996,368 shares outstanding)............             $      12.51
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ( $43,077,254 divided by
       3,463,289 shares outstanding).............             $      12.44
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ( $62,130,150 divided by
       4,984,342 shares outstanding).............             $      12.47
                                                              ============
      Identified cost of investments.............             $244,179,909
                                                              ============












STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $ 1,710,638
        Interest................................                54,854 (a)
                                                            -----------
                                                              1,765,492
      EXPENSES
        Management fees......................... $  370,746
        Service and distribution fees--Class B..     46,422
        Service and distribution fees--Class E..     47,038
        Directors' fees and expenses............     10,633
        Custodian...............................     79,201
        Audit and tax services..................     10,686
        Legal...................................      3,730
        Printing................................     33,005
        Insurance...............................      2,547
        Miscellaneous...........................     10,654
                                                 ----------
        Total expenses..........................                614,662
                                                            -----------
      NET INVESTMENT INCOME.....................              1,150,830
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................  9,823,211
        Futures contracts--net..................    435,615  10,258,826
                                                 ----------
      Unrealized appreciation (depreciation) on:
        Investments--net........................  4,332,270
        Futures contracts--net..................     14,277   4,346,547
                                                 ---------- -----------
      Net gain (loss)...........................             14,605,373
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $15,756,203
                                                            ===========

(a)Includes income on securities loaned of $22,698.

                See accompanying notes to financial statements.

                                    MSF-156

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,150,830  $  1,483,485
  Net realized gain (loss)..........................................   10,258,826     2,359,796
  Unrealized appreciation (depreciation)............................    4,346,547    55,266,625
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   15,756,203    59,109,906
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (989,606)     (702,884)
    Class B.........................................................     (130,991)      (61,293)
    Class E.........................................................     (313,780)      (86,220)
                                                                     ------------  ------------
                                                                       (1,434,377)     (850,397)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................     (511,297)            0
    Class B.........................................................      (96,684)            0
    Class E.........................................................     (180,133)            0
                                                                     ------------  ------------
                                                                         (788,114)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,222,491)     (850,397)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    4,811,008    63,756,599
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   18,344,720   122,016,108

NET ASSETS
  Beginning of the period...........................................  261,950,097   139,933,989
                                                                     ------------  ------------
  End of the period................................................. $280,294,817  $261,950,097
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,195,609  $  1,479,156
                                                                     ============  ============


























OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,225,007  $ 27,312,308   3,467,830  $ 35,223,529
  Reinvestments...............................................    119,785     1,500,903      80,884       702,884
  Redemptions................................................. (3,491,184)  (43,187,418) (1,634,648)  (16,260,978)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,146,392) $(14,374,207)  1,914,066  $ 19,665,435
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,069,264  $ 13,017,310   1,612,471  $ 16,345,196
  Reinvestments...............................................     18,258       227,675       7,078        61,293
  Redemptions.................................................   (316,741)   (3,878,808)   (376,115)   (3,685,855)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    770,781  $  9,366,177   1,243,434  $ 12,720,634
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  2,244,991  $ 27,525,012   3,523,272  $ 35,747,103
  Reinvestments...............................................     39,545       493,913       9,945        86,220
  Redemptions................................................. (1,504,857)  (18,199,887)   (436,042)   (4,462,793)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    779,679  $  9,819,038   3,097,175  $ 31,370,530
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.    404,068  $  4,811,008   6,254,675  $ 63,756,599
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-157

METROPOLITAN SERIES FUND, INC.

 METLIFE MID CAP STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                  CLASS A
                                         ------------------------------------------------------
                                          SIX MONTHS                                JULY 5, 2000(A)
                                            ENDED        YEAR ENDED DECEMBER 31,        THROUGH
                                           JUNE 30,    ---------------------------   DECEMBER 31,
                                             2004        2003      2002      2001        2000
                                         ----------    --------  --------  -------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  11.90     $   8.87  $  10.46  $ 10.64      $ 10.00
                                          --------     --------  --------  -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................      0.05         0.08      0.05     0.06         0.03
 Net realized and unrealized gain
   (loss) on investments................      0.65         3.00     (1.60)   (0.19)        0.66
                                          --------     --------  --------  -------      -------
 Total from investment operations.......      0.70         3.08     (1.55)   (0.13)        0.69
                                          --------     --------  --------  -------      -------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................     (0.06)       (0.05)    (0.04)   (0.02)       (0.03)
 Distributions from net realized
   capital gains........................     (0.03)        0.00      0.00    (0.03)       (0.02)
                                          --------     --------  --------  -------      -------
 Total distributions....................     (0.09)       (0.05)    (0.04)   (0.05)       (0.05)
                                          --------     --------  --------  -------      -------
NET ASSET VALUE, END OF PERIOD..........  $  12.51     $  11.90  $   8.87  $ 10.46      $ 10.64
                                          ========     ========  ========  =======      =======
TOTAL RETURN (%)........................       5.9 (b)     35.0     (14.9)    (1.2)         6.8 (b)
Ratio of operating expenses to average
 net assets (%).........................      0.35 (c)     0.40      0.43     0.45         0.45 (c)
Ratio of net investment income to
 average net assets (%).................      0.83 (c)     0.85      0.70     0.71         0.92 (c)
Portfolio turnover rate (%).............        65 (c)       22        46       45          124 (c)
Net assets, end of period (000).........  $175,087     $180,211  $117,340  $97,505      $61,934
The ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........        --           --        --     0.52         0.83 (c)





























                                          CLASS B                                        CLASS E
                     ---------------------------------------------     ----------------------------------------
                     SIX MONTHS      YEAR ENDED     JANUARY 2, 2001(A) SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                       ENDED        DECEMBER 31,         THROUGH         ENDED        DECEMBER 31,      THROUGH
                      JUNE 30,    ----------------     DECEMBER 31,     JUNE 30,    ---------------   DECEMBER 31,
                        2004        2003     2002          2001           2004        2003    2002        2001
                     ----------   -------  -------  ------------------ ----------   -------  ------  --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $ 11.83     $  8.83  $ 10.43        $10.54        $ 11.86     $  8.85  $10.45      $10.54
                      -------     -------  -------        ------        -------     -------  ------      ------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income...........     0.03        0.05     0.03          0.04           0.03        0.06    0.05        0.00
 Net realized and
   unrealized gain
   (loss) on
   investments......     0.65        2.99    (1.60)        (0.10)          0.66        3.00   (1.61)      (0.09)
                      -------     -------  -------        ------        -------     -------  ------      ------
 Total from
   investment
   operations.......     0.68        3.04    (1.57)        (0.06)          0.69        3.06   (1.56)      (0.09)
                      -------     -------  -------        ------        -------     -------  ------      ------
LESS DISTRIBUTIONS
 Distributions from
   net investment
   income...........    (0.04)      (0.04)   (0.03)        (0.02)         (0.05)      (0.05)  (0.04)       0.00
 Distributions from
   net realized
   capital gains....    (0.03)       0.00     0.00         (0.03)         (0.03)       0.00    0.00        0.00
                      -------     -------  -------        ------        -------     -------  ------      ------
 Total distributions    (0.07)      (0.04)   (0.03)        (0.05)         (0.08)      (0.05)  (0.04)       0.00
                      -------     -------  -------        ------        -------     -------  ------      ------
NET ASSET VALUE,
 END OF PERIOD......  $ 12.44     $ 11.83  $  8.83        $10.43        $ 12.47     $ 11.86  $ 8.85      $10.45
                      =======     =======  =======        ======        =======     =======  ======      ======
TOTAL RETURN (%)....      5.8 (b)    34.5    (15.1)          3.1 (b)        5.8 (b)    34.8   (15.0)       (0.9)(b)
Ratio of operating
 expenses to
 average net assets
 (%)................     0.60 (c)    0.65     0.68          0.70 (c)       0.50 (c)    0.55    0.58        0.60 (c)
Ratio of net
 investment income
 to average net
 assets (%).........     0.59 (c)    0.61     0.46          0.48 (c)       0.70 (c)    0.71    0.62        0.00 (c)
Portfolio turnover
 rate (%)...........       65 (c)      22       46            45             65 (c)      22      46          45
Net assets, end of
 period (000).......  $43,077     $31,858  $12,790        $5,895        $62,130     $49,881  $9,804      $  0.1
The ratios of
 operating expenses
 to average net
 assets without
 giving effect to
 the contractual
 expense agreement
 would have been (%)       --          --       --          0.77 (c)         --          --      --        0.67 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-158

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.7% OF TOTAL NET ASSETS


                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                  AIR FREIGHT & COURIERS--1.0%
           88,400 CNF, Inc................................. $   3,673,904
                                                            -------------

                  AUTO COMPONENTS--6.2%
          163,000 BorgWarner, Inc..........................     7,134,510
          128,100 Johnson Controls, Inc....................     6,837,978
          133,800 Lear Corp................................     7,892,862
                                                            -------------
                                                               21,865,350
                                                            -------------

                  BEVERAGES--2.7%
          262,300 Constellation Brands, Inc. (Class A) (b).     9,739,199
                                                            -------------

                  CAPITAL MARKETS--3.7%
          105,300 The Bear Stearns Cos., Inc...............     8,877,843
          194,000 Waddell & Reed Financial, Inc. (Class A).     4,289,340
                                                            -------------
                                                               13,167,183
                                                            -------------

                  COMMERCIAL BANKS--5.8%
          197,500 First Horizon National Corp..............     8,980,325
          127,300 North Fork Bancorp., Inc.................     4,843,765
          116,200 TCF Financial Corp.......................     6,745,410
                                                            -------------
                                                               20,569,500
                                                            -------------

                  COMMERCIAL SERVICES & SUPPLIES--2.3%
          157,200 Manpower, Inc............................     7,981,044
                                                            -------------

                  COMPUTERS & PERIPHERALS--2.4%
          971,200 Western Digital Corp. (b)................     8,410,592
                                                            -------------

                  DIVERSIFIED FINANCIAL SERVICES--2.1%
          196,600 CIT Group, Inc...........................     7,527,814
                                                            -------------

                  ELECTRIC UTILITIES--0.4%
           33,900 PPL Corp.................................     1,556,010
                                                            -------------

                  FOOD PRODUCTS--3.3%
          510,400 Del Monte Foods Co. (b)..................     5,185,664
          257,000 Fresh Del Monte Produce, Inc.............     6,494,390
                                                            -------------
                                                               11,680,054
                                                            -------------

                  HEALTH CARE PROVIDERS & SERVICES--13.9%
           89,800 Anthem, Inc. (b).........................     8,042,488
          167,000 Coventry Health Care, Inc. (b)...........     8,166,300
          175,400 DaVita, Inc. (b).........................     5,407,582
           40,400 Laboratory Corp. of America Holdings (b).     1,603,880
           82,400 Omnicare, Inc............................     3,527,544
           58,100 Oxford Health Plans, Inc.................     3,197,824
          212,700 Triad Hospitals, Inc. (b)................     7,918,821
          129,700 Universal Health Services, Inc. (Class B)     5,951,933
          134,700 WellChoice, Inc. (b).....................     5,576,580
                                                            -------------
                                                               49,392,952
                                                            -------------

                  HOTELS, RESTAURANTS & LEISURE--2.0%
          340,100 Darden Restaurants, Inc..................     6,989,055
                                                            -------------

                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                   HOUSEHOLD DURABLES--6.6%
           118,200 Black & Decker Corp.................... $   7,343,766
            97,300 Mohawk Industries, Inc. (b)............     7,135,009
           127,100 Whirlpool Corp.........................     8,719,060
                                                           -------------
                                                              23,197,835
                                                           -------------

                   INSURANCE--8.4%
           123,800 Ambac Financial Group, Inc.............     9,091,872
            88,600 Arch Capital Group, Ltd. (b)...........     3,533,368
            55,400 Endurance Specialty Holdings, Ltd......     1,927,920
           114,500 PartnerRe, Ltd.........................     6,495,585
           159,300 RenaissanceRe Holdings, Ltd............     8,594,235
                                                           -------------
                                                              29,642,980
                                                           -------------

                   MACHINERY--2.6%
           199,200 SPX Corp...............................     9,250,848
                                                           -------------

                   MULTI-UTILITIES--0.5%
            33,300 Equitable Resources, Inc...............     1,721,943
                                                           -------------

                   OIL & GAS--7.8%
           266,200 Pioneer Natural Resources Co...........     9,338,296
           124,800 Sunoco, Inc............................     7,939,776
           343,806 XTO Energy, Inc........................    10,241,981
                                                           -------------
                                                              27,520,053
                                                           -------------

                   ROAD & RAIL--1.6%
           130,950 Canadian National Railway Co...........     5,708,110
                                                           -------------

                   SOFTWARE--1.8%
           229,500 Computer Associates International, Inc.     6,439,770
                                                           -------------

                   SPECIALTY RETAIL--7.0%
           157,100 AutoNation, Inc. (b)...................     2,686,410
            97,900 AutoZone, Inc. (b).....................     7,841,790
           295,500 Foot Locker, Inc.......................     7,192,470
           406,200 Pier 1 Imports, Inc....................     7,185,678
                                                           -------------
                                                              24,906,348
                                                           -------------

                   TEXTILES, APPAREL & LUXURY GOODS--5.8%
           169,700 Liz Claiborne, Inc.....................     6,105,806
           189,800 Reebok International, Ltd..............     6,829,004
           154,400 VF Corp................................     7,519,280
                                                           -------------
                                                              20,454,090
                                                           -------------

                   THRIFTS & MORTGAGE FINANCE--8.8%
           166,200 Greenpoint Financial Corp..............     6,598,140
           247,500 IndyMac Bancorp, Inc...................     7,821,000
           191,500 Radian Group, Inc......................     9,172,850
           175,400 The PMI Group, Inc.....................     7,633,408
                                                           -------------
                                                              31,225,398
                                                           -------------
                   Total Common Stocks
                    (Identified Cost $297,793,527)........   342,620,032
                                                           -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-159

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

SHORT TERM INVESTMENTS--4.6%


       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                REPURCHASE AGREEMENT--4.6%
    $16,215,000 State Street Corp. Repurchase Agreement dated
                 06/30/04 at 0.100% to be repurchased at
                 $16,215,045 on 07/01/04, collateralized by
                 $15,595,017 U.S. Treasury Note
                 6.500% due 08/18/05 with a value of
                 $16,706,144................................. $ 16,215,000
                                                              ------------
                Total Short Term Investments
                 (Identified Cost $16,215,000)...............   16,215,000
                                                              ------------
                Total Investments--101.3%
                 (Identified Cost $314,008,527) (a)..........  358,835,032
                Other assets less liabilities................   (4,693,415)
                                                              ------------
                TOTAL NET ASSETS--100%....................... $354,141,617
                                                              ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-160

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO



STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS
        Investments at value.....................            $358,835,032
        Cash.....................................                     649
        Receivable for:
         Fund shares sold........................                 782,193
         Dividends and interest..................                 204,840
                                                             ------------
          Total Assets...........................             359,822,714
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $  249,979
         Securities purchased....................  5,161,510
         Withholding taxes.......................      2,856
        Accrued expenses:
         Management fees.........................    191,568
         Service and distribution fees...........     14,428
         Other expenses..........................     60,756
                                                  ----------
          Total Liabilities......................               5,681,097
                                                             ------------
      NET ASSETS.................................            $354,141,617
                                                             ============
        Net assets consist of:
         Capital paid in.........................            $283,722,665
         Undistributed net investment income.....                 749,043
         Accumulated net realized gains
          (losses)...............................              24,843,354
         Unrealized appreciation (depreciation)
          on investments and foreign currency....              44,826,555
                                                             ------------
      NET ASSETS.................................            $354,141,617
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($258,731,125 divided by
       14,235,547 shares outstanding)............            $      18.18
                                                             ============
      CLASS B
      Net asset value and redemption price per
       share ($44,154,674 divided by
       2,446,255 shares outstanding).............            $      18.05
                                                             ============
      CLASS E
      Net asset value and redemption price per
       share ($51,255,818 divided by
       2,826,860 shares outstanding).............            $      18.13
                                                             ============
      Identified cost of investments.............            $314,008,527
                                                             ============














STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends..............................              $ 1,936,001(a)
       Interest...............................                   14,250(b)
                                                            -----------
                                                              1,950,251
     EXPENSES
       Management fees........................ $ 1,070,586
       Service and distribution fees--Class B.      43,096
       Service and distribution fees--Class E.      30,059
       Directors' fees and expenses...........      10,633
       Custodian..............................      58,582
       Audit and tax services.................      10,686
       Legal..................................       4,193
       Printing...............................      36,527
       Insurance..............................       2,845
       Miscellaneous..........................         568
                                               -----------
       Total expenses before reductions.......   1,267,775
       Expense reductions.....................     (67,533)   1,200,242
                                               -----------  -----------
     NET INVESTMENT INCOME....................                  750,009
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net.......................  25,341,856
       Foreign currency transactions--net.....          79   25,341,935
                                               -----------
     Unrealized appreciation (depreciation) on:
       Investments--net.......................  (2,079,368)
       Foreign currency transactions--net.....          50   (2,079,318)
                                               -----------  -----------
     Net gain (loss)..........................               23,262,617
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS.........................              $24,012,626
                                                            ===========

(a)Net of foreign taxes of $4,571.
(b)Includes income on securities loaned of $7,129.

                See accompanying notes to financial statements.

                                    MSF-161

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $    750,009  $    789,185
  Net realized gain (loss)..........................................   25,341,935    13,284,320
  Unrealized appreciation (depreciation)............................   (2,079,318)   54,171,595
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   24,012,626    68,245,100
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................     (645,888)     (614,047)
    Class B.........................................................      (46,144)      (35,592)
    Class E.........................................................      (95,556)      (32,773)
                                                                     ------------  ------------
                                                                         (787,588)     (682,412)
                                                                     ------------  ------------
   Net realized gain
    Class A.........................................................   (7,010,577)            0
    Class B.........................................................   (1,045,262)            0
    Class E.........................................................   (1,276,527)            0
                                                                     ------------  ------------
                                                                       (9,332,366)            0
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................  (10,119,954)     (682,412)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   62,625,339    37,096,481
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   76,518,011   104,659,169

NET ASSETS
  Beginning of the period...........................................  277,623,606   172,964,437
                                                                     ------------  ------------
  End of the period................................................. $354,141,617  $277,623,606
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $    749,043  $    786,622
                                                                     ============  ============
























OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2004           DECEMBER 31, 2003
                                                               -----------------------  ------------------------
                                                                 SHARES         $         SHARES          $
                                                               ---------  ------------  ----------  ------------
CLASS A
  Sales....................................................... 1,691,587  $ 30,367,988   2,181,685  $ 31,715,262
  Reinvestments...............................................   425,833     7,656,465      48,161       614,047
  Redemptions.................................................  (681,467)  (12,116,827) (1,669,329)  (23,088,594)
                                                               ---------  ------------  ----------  ------------
  Net increase (decrease)..................................... 1,435,953  $ 25,907,626     560,517  $  9,240,715
                                                               =========  ============  ==========  ============
CLASS B
  Sales.......................................................   982,296  $ 17,434,910   1,054,715  $ 15,298,457
  Reinvestments...............................................    61,075     1,091,406       2,807        35,592
  Redemptions.................................................  (174,154)   (3,086,492)   (356,501)   (4,965,767)
                                                               ---------  ------------  ----------  ------------
  Net increase (decrease).....................................   869,217  $ 15,439,824     701,021  $ 10,368,282
                                                               =========  ============  ==========  ============
CLASS E
  Sales....................................................... 1,312,299  $ 23,491,015   1,351,049  $ 19,758,404
  Reinvestments...............................................    76,481     1,372,083       2,572        32,773
  Redemptions.................................................  (202,325)   (3,585,209)   (163,187)   (2,303,693)
                                                               ---------  ------------  ----------  ------------
  Net increase (decrease)..................................... 1,186,455  $ 21,277,889   1,190,434  $ 17,487,484
                                                               =========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions. 3,491,625  $ 62,625,339   2,451,972  $ 37,096,481
                                                               =========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-162

METROPOLITAN SERIES FUND, INC.

 NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                       CLASS A
                                            -------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                  YEAR ENDED DECEMBER 31,
                                              JUNE 30,    -----------------------------------------------
                                                2004        2003      2002      2001      2000      1999
                                            ----------    --------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  17.35     $  12.76  $  14.16  $  14.82  $  11.97  $ 10.73
                                             --------     --------  --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.....................      0.04         0.06      0.06      0.13      0.04     0.06
 Net realized and unrealized gain (loss)
   on investments..........................      1.36         4.58     (1.42)    (0.50)     3.35     1.80
                                             --------     --------  --------  --------  --------  -------
 Total from investment operations..........      1.40         4.64     (1.36)    (0.37)     3.39     1.86
                                             --------     --------  --------  --------  --------  -------
LESS DISTRIBUTIONS
 Distributions from net investment income..     (0.05)       (0.05)    (0.01)    (0.03)    (0.04)   (0.07)
 Distributions from net realized capital
   gains...................................     (0.52)        0.00     (0.03)    (0.26)    (0.50)   (0.55)
                                             --------     --------  --------  --------  --------  -------
 Total distributions.......................     (0.57)       (0.05)    (0.04)    (0.29)    (0.54)   (0.62)
                                             --------     --------  --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD.............  $  18.18     $  17.35  $  12.76  $  14.16  $  14.82  $ 11.97
                                             ========     ========  ========  ========  ========  =======
TOTAL RETURN (%)...........................       8.1 (b)     36.5      (9.6)     (2.5)     28.3     17.6
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.76 (c)     0.80      0.80      0.81      0.87     0.72
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)...      0.72 (c)     0.77      0.77      0.69      0.76       --
Ratio of net investment income to average
 net assets (%)............................      0.52 (c)     0.41      0.43      0.90      0.58     0.86
Portfolio turnover rate (%)................        68 (c)       61        84       212       207      134
Net assets, end of period (000)............  $258,731     $222,050  $156,117  $160,074  $131,356  $38,722
The Ratios of operating expenses to
 average net assets without giving effect
 to the contractual expense agreement
 would have been (%).......................        --           --        --        --        --     1.18




























                                                                                          CLASS B
                                                                       -----------------------------------------
                                                                       SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                                         ENDED        DECEMBER 31,       THROUGH
                                                                        JUNE 30,    ----------------   DECEMBER 31,
                                                                          2004        2003     2002        2001
                                                                       ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $ 17.23     $ 12.69  $ 14.12      $14.36
                                                                        -------     -------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income................................................     0.02        0.03     0.01        0.04
 Net realized and unrealized gain (loss) on investments...............     1.34        4.55    (1.40)      (0.28)
                                                                        -------     -------  -------      ------
 Total from investment operations.....................................     1.36        4.58    (1.39)      (0.24)
                                                                        -------     -------  -------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.............................    (0.02)      (0.04)   (0.01)       0.00
 Distributions from net realized capital gains........................    (0.52)       0.00    (0.03)       0.00
                                                                        -------     -------  -------      ------
 Total distributions..................................................    (0.54)      (0.04)   (0.04)       0.00
                                                                        -------     -------  -------      ------
NET ASSET VALUE, END OF PERIOD........................................  $ 18.05     $ 17.23  $ 12.69      $14.12
                                                                        =======     =======  =======      ======
TOTAL RETURN (%)......................................................      8.0 (b)    36.2     (9.9)       (1.7)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).......................................................     1.01 (c)    1.05     1.05        1.06 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)...................................................     0.97 (c)    1.02     1.02        0.97 (c)
Ratio of net investment income to average net assets (%)..............     0.28 (c)    0.18     0.17        0.77 (c)
Portfolio turnover rate (%)...........................................       68 (c)      61       84         212
Net assets, end of period (000).......................................  $44,155     $27,173  $11,113      $2,410












































                                                                                         CLASS E
                                                                       ----------------------------------------
                                                                       SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                                         ENDED        DECEMBER 31,      THROUGH
                                                                        JUNE 30,    ---------------   DECEMBER 31,
                                                                          2004        2003    2002        2001
                                                                       ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $ 17.31     $ 12.74  $14.15      $14.37
                                                                        -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income................................................     0.03        0.05    0.03        0.00
 Net realized and unrealized gain (loss) on investments...............     1.35        4.57   (1.40)      (0.22)
                                                                        -------     -------  ------      ------
 Total from investment operations.....................................     1.38        4.62   (1.37)      (0.22)
                                                                        -------     -------  ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.............................    (0.04)      (0.05)  (0.01)       0.00
 Distributions from net realized capital gains........................    (0.52)       0.00   (0.03)       0.00
                                                                        -------     -------  ------      ------
 Total distributions..................................................    (0.56)      (0.05)  (0.04)       0.00
                                                                        -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD........................................  $ 18.13     $ 17.31  $12.74      $14.15
                                                                        =======     =======  ======      ======
TOTAL RETURN (%)......................................................      8.0 (b)    36.4    (9.7)       (1.5)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%).......................................................     0.91 (c)    0.95    0.95        0.96 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d)...................................................     0.87 (c)    0.92    0.92        0.87 (c)
Ratio of net investment income to average net assets (%)..............     0.38 (c)    0.29    0.29        0.67 (c)
Portfolio turnover rate (%)...........................................       68 (c)      61      84         212
Net assets, end of period (000).......................................  $51,256     $28,400  $5,735      $   32

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-163

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.1% OF TOTAL NET ASSETS


                                                                     VALUE
  SHARES                                                            (NOTE 1)
-------------------------------------------------------------------------------

           AIR FREIGHT & COURIERS--1.0%
   192,300 Expeditors International of Washington, Inc. (c)...... $   9,501,544
                                                                  -------------

           BEVERAGES--1.5%
   465,000 Pepsi Bottling Group, Inc.............................    14,201,100
                                                                  -------------

           BIOTECHNOLOGY--6.3%
   321,485 Biogen Idec, Inc. (b).................................    20,333,926
   323,100 Charles River Laboratories International, Inc. (b) (c)    15,789,897
   261,300 Chiron Corp. (b)......................................    11,664,432
   120,600 Gilead Sciences, Inc. (b).............................     8,080,200
   280,900 Millennium Pharmaceuticals, Inc. (b) (c)..............     3,876,420
                                                                  -------------
                                                                     59,744,875
                                                                  -------------

           CAPITAL MARKETS--3.2%
   920,500 Ameritrade Holding Corp. (b) (c)......................    10,447,675
   173,500 Lehman Brothers Holdings, Inc.........................    13,055,875
   141,100 T. Rowe Price Group, Inc..............................     7,111,440
                                                                  -------------
                                                                     30,614,990
                                                                  -------------

           CHEMICALS--1.6%
   471,900 Ecolab, Inc...........................................    14,959,230
                                                                  -------------

           COMMERCIAL BANKS--1.1%
    72,100 City National Corp....................................     4,736,970
    97,000 TCF Financial Corp. (c)...............................     5,630,850
                                                                  -------------
                                                                     10,367,820
                                                                  -------------

           COMMERCIAL SERVICES & SUPPLIES--5.5%
   182,300 Career Education Corp. (b)............................     8,305,588
   367,799 ChoicePoint, Inc. (b).................................    16,793,702
   219,500 Corporate Executive Board Co..........................    12,684,905
   280,700 Manpower, Inc.........................................    14,251,139
                                                                  -------------
                                                                     52,035,334
                                                                  -------------

           COMMUNICATIONS EQUIPMENT--2.6%
   635,700 Andrew Corp. (b) (c)..................................    12,720,357
   510,300 Juniper Networks, Inc. (b) (c)........................    12,538,071
                                                                  -------------
                                                                     25,258,428
                                                                  -------------

           COMPUTERS & PERIPHERALS--2.3%
    88,600 Avid Technology, Inc. (b).............................     4,834,902
   155,200 Diebold, Inc..........................................     8,205,424
    92,400 Lexmark International, Inc. (Class A) (b).............     8,919,372
                                                                  -------------
                                                                     21,959,698
                                                                  -------------

           CONSUMER FINANCE--1.2%
   812,200 Providian Financial Corp. (c).........................    11,914,974
                                                                  -------------

           CONTAINERS & PACKAGING--1.0%
   177,200 Sealed Air Corp. (b)..................................     9,439,444
                                                                  -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
   368,400 Amdocs, Ltd. (b)......................................     8,631,612
                                                                  -------------

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
          257,600 Amphenol Corp. (Class A) (b)............. $   8,583,232
          260,100 CDW Corp.................................    16,583,976
          464,800 PerkinElmer, Inc.........................     9,314,592
          266,500 Vishay Intertechnology, Inc. (b).........     4,951,570
                                                            -------------
                                                               39,433,370
                                                            -------------

                  ENERGY EQUIPMENT & SERVICES--0.7%
          145,100 BJ Services Co. (b)......................     6,651,384
                                                            -------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
          453,400 Cytyc Corp. (b)..........................    11,502,758
          135,400 Guidant Corp.............................     7,566,152
          171,900 Kinetic Concepts, Inc. (b)...............     8,577,810
          301,600 Millipore Corp...........................    17,001,192
                                                            -------------
                                                               44,647,912
                                                            -------------

                  HEALTH CARE PROVIDERS & SERVICES--5.7%
          172,500 Aetna, Inc...............................    14,662,500
          668,900 Caremark Rx, Inc. (b)....................    22,033,566
          380,900 Community Health Systems, Inc. (b).......    10,196,693
          175,700 WellChoice, Inc. (b).....................     7,273,980
                                                            -------------
                                                               54,166,739
                                                            -------------

                  HOTELS, RESTAURANTS & LEISURE--5.9%
          658,700 Caesars Entertainment, Inc. (b)..........     9,880,500
          370,100 International Game Technology............    14,285,860
          194,600 Marriott International, Inc. (Class A)...     9,706,648
          226,200 Starbucks Corp. (b)......................     9,835,176
          277,500 Starwood Hotels & Resorts Worldwide, Inc.
                   (Class B)...............................    12,445,875
                                                            -------------
                                                               56,154,059
                                                            -------------

                  HOUSEHOLD DURABLES--1.9%
           99,600 Harman International Industries, Inc.....     9,063,600
          322,500 Yankee Candle Co., Inc. (b) (c)..........     9,433,125
                                                            -------------
                                                               18,496,725
                                                            -------------

                  HOUSEHOLD PRODUCTS--1.6%
          276,500 The Clorox Co............................    14,870,170
                                                            -------------

                  IT SERVICES--2.7%
          252,800 Alliance Data Systems Corp. (b)..........    10,680,800
          651,200 Ceridian Corp. (b).......................    14,652,000
                                                            -------------
                                                               25,332,800
                                                            -------------

                  INSURANCE--2.7%
          166,300 Ambac Financial Group, Inc...............    12,213,072
          116,500 RenaissanceRe Holdings, Ltd. (c).........     6,285,175
          207,700 Willis Group Holdings, Ltd. (c)..........     7,778,365
                                                            -------------
                                                               26,276,612
                                                            -------------

                  INTERNET & CATALOG RETAIL--2.1%
          231,968 InterActiveCorp (b)......................     6,991,516
          388,900 MSC Industrial Direct Co. (Class A) (c)..    12,771,476
                                                            -------------
                                                               19,762,992
                                                            -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-164

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                INTERNET SOFTWARE & SERVICES--0.8%
        199,000 Yahoo!, Inc. (b)............................ $   7,229,670
                                                             -------------

                INVESTMENT COMPANY--1.5%
         60,895 iShares Russell Midcap Growth Index Fund (c)     4,749,810
        253,100 Nasdaq-100 Trust (SM), Series 1.............     9,551,994
                                                             -------------
                                                                14,301,804
                                                             -------------

                MACHINERY--1.5%
        436,000 Pentair, Inc................................    14,667,040
                                                             -------------

                MEDIA--2.5%
        174,100 Dow Jones & Co., Inc........................     7,851,910
        250,400 Lamar Advertising Co. (Class A) (b).........    10,854,840
        150,300 Univision Communications, Inc. (Class A) (b)     4,799,079
                                                             -------------
                                                                23,505,829
                                                             -------------

                METALS & MINING--1.9%
        337,000 CONSOL Energy, Inc. (c).....................    12,132,000
        103,700 Peabody Energy Corp.........................     5,806,163
                                                             -------------
                                                                17,938,163
                                                             -------------

                OIL & GAS--4.9%
         77,200 Devon Energy Corp...........................     5,095,200
        364,800 EOG Resources, Inc..........................    21,782,208
        253,100 Newfield Exploration Co. (b)................    14,107,794
        153,300 Spinnaker Exploration Co. (b)...............     6,036,954
                                                             -------------
                                                                47,022,156
                                                             -------------

                PHARMACEUTICALS--3.5%
         62,800 Allergan, Inc...............................     5,621,856
        418,300 Elan Corp., Plc. (ADR) (b) (c)..............    10,348,742
        282,300 IVAX Corp. (b)..............................     6,772,377
        258,700 Medicis Pharmaceutical Corp. (Class A) (c)..    10,335,065
                                                             -------------
                                                                33,078,040
                                                             -------------

                SEMICONDUCTORS & EQUIPMENT--7.6%
        408,800 Altera Corp. (b)............................     9,083,536
        235,700 Broadcom Corp. (Class A) (b)................    11,023,689
        778,200 Cypress Semiconductor Corp. (b) (c).........    11,042,658
        721,000 Lam Research Corp. (b) (c)..................    19,322,800
        243,100 Linear Technology Corp......................     9,595,157
        330,800 National Semiconductor Corp. (b)............     7,274,292
        374,200 PMC-Sierra, Inc. (b)........................     5,369,770
                                                             -------------
                                                                72,711,902
                                                             -------------

                SOFTWARE--4.6%
        305,400 Mercury Interactive Corp. (b)...............    15,218,082
        175,800 Red Hat, Inc. (b) (c).......................     4,038,126
      1,010,000 Siebel Systems, Inc. (b)....................    10,786,800
        318,800 Symantec Corp. (b)..........................    13,957,064
                                                             -------------
                                                                44,000,072
                                                             -------------

                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                   SPECIALTY RETAIL--6.3%
           278,600 Chico's FAS, Inc. (b).................. $ 12,581,576
           298,000 Linens 'N Things, Inc. (b) (c).........    8,734,380
           242,400 PETsMART, Inc..........................    7,865,880
           404,866 Staples, Inc...........................   11,866,622
           257,500 Tiffany & Co...........................    9,488,875
           293,100 Williams-Sonoma, Inc. (b)..............    9,660,576
                                                           ------------
                                                             60,197,909
                                                           ------------

                   TEXTILES, APPAREL & LUXURY GOODS--0.8%
           179,900 Coach, Inc. (b)........................    8,129,681
                                                           ------------

                   WIRELESS TELECOMMUNICATION SERVICES--1.9%
           566,100 American Tower Corp. (Class A) (c).....    8,604,720
           606,400 Nextel Partners, Inc. (Class A) (b) (c)    9,653,888
                                                           ------------
                                                             18,258,608
                                                           ------------
                   Total Common Stocks
                    (Identified Cost $768,463,435)........  935,462,686
                                                           ------------

        SHORT TERM INVESTMENTS--2.0%
           FACE
          AMOUNT
        ----------------------------------------------------------------

                   COMMERCIAL PAPER--2.0%
        $7,785,000 Caterpillar Financial Services Corp.
                    1.120%, 07/02/04......................    7,784,758
         5,000,000 Caterpillar Financial Services Corp.
                    1.200%, 07/07/04......................    4,999,000
         2,742,000 The Goldman Sachs Group, L.P.
                    1.270%, 07/06/04......................    2,741,516
         4,000,000 The Goldman Sachs Group, L.P.
                    1.250%, 07/07/04......................    3,999,167
                                                           ------------
                                                             19,524,441
                                                           ------------
                   Total Short Term Investments
                    (Identified Cost $19,524,441).........   19,524,441
                                                           ------------
                   Total Investments--100.1%
                    (Identified Cost $787,987,876) (a)....  954,987,127
                   Other assets less liabilities..........     (965,658)
                                                           ------------
                   TOTAL NET ASSETS--100%................. $954,021,469
                                                           ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-165

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $  954,987,127
       Cash..................................                       1,051
       Collateral for securities loaned......                 112,441,042
       Receivable for:
        Securities sold......................                  19,151,365
        Fund shares sold.....................                     138,232
        Dividends and interest...............                     181,786
                                                           --------------
         Total Assets........................               1,086,900,603
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $    549,712
        Securities purchased.................   19,175,054
        Return of collateral for securities
         loaned..............................  112,441,042
       Accrued expenses:
        Management fees......................      556,887
        Service and distribution fees........        2,162
        Other expenses.......................      154,277
                                              ------------
         Total Liabilities...................                 132,879,134
                                                           --------------
     NET ASSETS..............................              $  954,021,469
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $1,247,933,446
        Undistributed net investment income
         (loss)..............................                  (1,834,799)
        Accumulated net realized gains
         (losses)............................                (459,076,429)
        Unrealized appreciation
         (depreciation) on investments.......                 166,999,251
                                                           --------------
     NET ASSETS..............................              $  954,021,469
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($935,858,412 divided by
      49,712,555 shares outstanding).........              $        18.83
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($534,580 divided by 29,513
      shares outstanding)....................              $        18.11
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($17,628,477 divided by
      939,470 shares outstanding)............              $        18.76
                                                           ==============
     Identified cost of investments..........              $  787,987,876
                                                           ==============












STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $  1,571,157
       Interest................................                 228,043 (a)
                                                            ------------
                                                               1,799,200
     EXPENSES
       Management fees......................... $3,419,224
       Service and distribution fees--Class B..         60
       Service and distribution fees--Class E..     11,442
       Directors' fees and expenses............     10,633
       Custodian...............................     94,513
       Audit and tax services..................     10,686
       Legal...................................     11,516
       Printing................................    140,320
       Insurance...............................     11,101
       Miscellaneous...........................      1,312
                                                ----------
       Total expenses before reductions........  3,710,807
       Expense reductions......................    (76,808)    3,633,999
                                                ----------  ------------
     NET INVESTMENT INCOME (LOSS)..............               (1,834,799)
                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................               80,482,299
     Unrealized appreciation (depreciation) on:
       Investments--net........................              (33,882,452)
                                                            ------------
     Net gain (loss)...........................               46,599,847
                                                            ------------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $ 44,765,048
                                                            ============

(a)Includes income on securities loaned of $111,495.

                See accompanying notes to financial statements.

                                    MSF-166

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $ (1,834,799) $ (3,050,552)
  Net realized gain (loss)..........................................   80,482,299    52,544,728
  Unrealized appreciation (depreciation)............................  (33,882,452)  224,571,996
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   44,765,048   274,066,172
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  (28,926,538)  (24,569,460)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   15,838,510   249,496,712

NET ASSETS
  Beginning of the period...........................................  938,182,959   688,686,247
                                                                     ------------  ------------
  End of the period................................................. $954,021,469  $938,182,959
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $ (1,834,799) $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,015,359  $ 18,603,513   2,387,353  $ 37,080,298
  Shares issued through acquisition...........................          0             0     364,943     4,734,906
  Redemptions................................................. (2,940,677)  (53,737,465) (5,014,714)  (74,841,364)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,925,318) $(35,133,952) (2,262,418) $(33,026,160)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................     29,934  $    527,830           0  $          0
  Redemptions.................................................       (421)       (7,367)          0             0
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................     29,513  $    520,463           0  $          0
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    471,664  $  8,648,735     610,999  $  9,814,936
  Redemptions.................................................   (162,525)   (2,961,784)    (87,536)   (1,358,236)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    309,139  $  5,686,951     523,463  $  8,456,700
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions. (1,586,666) $(28,926,538) (1,738,955) $(24,569,460)
                                                               ==========  ============  ==========  ============


                See accompanying notes to financial statements.

                                    MSF-167

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                        CLASS A
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31,
                                           JUNE 30,    ------------------------------------------------------
                                             2004        2003      2002       2001        2000        1999
                                         ----------    --------  --------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  17.95     $  12.75  $  17.88  $    31.59  $    38.45  $    29.53
                                          --------     --------  --------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)...........     (0.04)       (0.06)    (0.03)      (0.02)      (0.04)      (0.12)
 Net realized and unrealized gain
   (loss) on investments................      0.92         5.26     (5.10)      (6.73)      (1.98)       9.86
                                          --------     --------  --------  ----------  ----------  ----------
 Total from investment operations.......      0.88         5.20     (5.13)      (6.75)      (2.02)       9.74
                                          --------     --------  --------  ----------  ----------  ----------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................      0.00         0.00      0.00       (0.01)       0.00        0.00
 Distributions from net realized
   capital gains........................      0.00         0.00      0.00       (6.95)      (4.84)      (0.82)
                                          --------     --------  --------  ----------  ----------  ----------
 Total distributions....................      0.00         0.00      0.00       (6.96)      (4.84)      (0.82)
                                          --------     --------  --------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD..........  $  18.83     $  17.95  $  12.75  $    17.88  $    31.59  $    38.45
                                          ========     ========  ========  ==========  ==========  ==========
TOTAL RETURN (%)........................       4.9 (b)     40.8     (28.7)      (23.8)       (7.6)       33.2
Ratio of operating expenses to average
 net assets before expense reductions
 (%)....................................      0.79 (c)     0.81      0.79        0.77        0.73        0.72
Ratio of operating expenses to average
 net assets after
 expense reductions(%)(d)...............      0.77 (c)     0.79      0.77        0.76        0.72          --
Ratio of net investment income (loss)
 to average net assets (%)..............     (0.39)(c)    (0.38)    (0.18)      (0.11)      (0.12)      (0.31)
Portfolio turnover rate (%).............       107 (c)       98       134         150         170          86
Net assets, end of period (000).........  $935,858     $926,897  $687,325  $1,069,246  $1,501,072  $1,600,841










































                                                    CLASS B                        CLASS E
                                               ----------------- ----------------------------------------
                                               APRIL 26, 2004(A) SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                    THROUGH        ENDED        DECEMBER 31,      THROUGH
                                                   JUNE 30,       JUNE 30,    ---------------   DECEMBER 31,
                                                     2004           2004        2003    2002        2001
                                               ----------------- ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..........      $18.12        $ 17.90     $ 12.74  $17.88      $20.66
                                                    ------        -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).................        0.00          (0.04)      (0.04)  (0.01)      (0.02)
 Net realized and unrealized gain (loss) on
   investments................................       (0.01)          0.90        5.20   (5.13)      (2.76)
                                                    ------        -------     -------  ------      ------
 Total from investment operations.............       (0.01)          0.86        5.16   (5.14)      (2.78)
                                                    ------        -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD................      $18.11        $ 18.76     $ 17.90  $12.74      $17.88
                                                    ======        =======     =======  ======      ======
TOTAL RETURN (%)..............................        (0.1)(b)        4.8 (b)    40.6   (28.8)      (13.4)(b)
Ratio of operating expenses to average net
 assets before expense reductions (%).........        1.04 (c)       0.94 (c)    0.96    0.94        0.92 (c)
Ratio of operating expenses to average net
 assets after expense reductions(%)(d)........        1.02 (c)       0.92 (c)    0.94    0.92        0.91 (c)
Ratio of net investment income (loss) to
 average net assets (%).......................       (0.45)(c)      (0.52)(c)   (0.52)  (0.24)      (0.12)(c)
Portfolio turnover rate (%)...................         107 (c)        107 (c)      98     134         150
Net assets, end of period (000)...............      $  535        $17,628     $11,286  $1,361      $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-168

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.1% OF TOTAL NET ASSETS


                                                              VALUE
          SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                   AIR FREIGHT & COURIERS--1.7%
            32,800 Forward Air Corp. (b).................. $  1,226,720
                                                           ------------

                   AUTOMOBILES--0.5%
             9,900 Winnebago Industries, Inc..............      369,072
                                                           ------------

                   BIOTECHNOLOGY--1.8%
            25,100 InterMune, Inc. (b)....................      387,042
             8,300 OSI Pharmaceuticals, Inc. (b)..........      584,652
            26,900 Vicuron Pharmaceuticals, Inc. (b)......      337,864
                                                           ------------
                                                              1,309,558
                                                           ------------

                   CAPITAL MARKETS--0.6%
             9,300 eSPEED, Inc. (b).......................      164,145
             1,500 Greenhill & Co., Inc. (b)..............       31,365
             7,800 Jefferies Group, Inc...................      241,176
                                                           ------------
                                                                436,686
                                                           ------------

                   CHEMICALS--5.0%
            22,500 Cabot Corp.............................      915,750
            18,900 FMC Corp. (b)..........................      814,779
            23,000 Headwaters, Inc. (b)...................      596,390
            15,200 Minerals Technologies, Inc.............      881,600
            14,200 Nova Chemicals Corp....................      410,806
                                                           ------------
                                                              3,619,325
                                                           ------------

                   COMMERCIAL BANKS--2.9%
             9,690 CVB Financial Corp.....................      211,048
            13,800 East West Bancorp, Inc.................      423,660
            11,000 First State Bancorp....................      337,920
            23,100 Greater Bay Bancorp....................      667,590
            20,100 Umpqua Holdings Corp...................      421,899
                                                           ------------
                                                              2,062,117
                                                           ------------

                   COMMERCIAL SERVICES & SUPPLIES--2.7%
            18,700 CDI Corp...............................      647,020
             6,700 LECG Corp. (b).........................      115,977
            21,900 NCO Group, Inc. (b)....................      584,511
            71,200 PRG-Shultz International, Inc. (b).....      389,464
             7,050 Waste Connections, Inc. (b)............      209,103
                                                           ------------
                                                              1,946,075
                                                           ------------

                   COMMUNICATIONS EQUIPMENT--2.4%
            44,400 Adaptec, Inc. (b)......................      375,624
            17,000 Advanced Fibre Communications, Inc. (b)      343,400
             8,600 Avocent Corp. (b)......................      315,964
            11,900 F5 Networks, Inc. (b)..................      315,112
            14,200 ViaSat, Inc. (b).......................      354,290
                                                           ------------
                                                              1,704,390
                                                           ------------

                   COMPUTERS & PERIPHERALS--0.5%
             7,500 Drexler Technology Corp. (b)...........       99,975
            19,800 Overland Storage, Inc. (b).............      263,142
                                                           ------------
                                                                363,117
                                                           ------------

                                                                    VALUE
        SHARES                                                     (NOTE 1)
      -----------------------------------------------------------------------

                    CONSUMER FINANCE--0.5%
          21,100    Jackson Hewitt Tax Service, Inc. (b)........ $    369,250
                                                                 ------------

                    DIVERSIFIED FINANCIAL SERVICES--1.2%
          16,700    Financial Federal Corp......................      588,842
           8,500    National Financial Partners Corp............      299,795
                                                                 ------------
                                                                      888,637
                                                                 ------------

                    ELECTRICAL EQUIPMENT--1.4%
          12,400    AMETEK, Inc.................................      383,160
          16,200    C&D Technologies, Inc.......................      288,846
           6,400    Roper Industries, Inc.......................      364,160
                                                                 ------------
                                                                    1,036,166
                                                                 ------------

                    ELECTRONIC EQUIPMENT & INSTRUMENTS--9.9%
          18,200    Coherent, Inc. (b)..........................      543,270
          36,100    Electro Scientific Industries, Inc. (b).....    1,021,991
          20,400    FLIR Systems, Inc. (b)......................    1,119,960
          26,300    Kemet Corp. (b).............................      321,386
          15,000    Mettler-Toledo International, Inc. (b)......      737,100
          29,000    National Instruments Corp...................      888,850
          11,400    Photon Dynamics, Inc. (b)...................      399,798
          23,000    Tektronix, Inc..............................      782,460
          17,750    Trimble Navigation, Ltd. (b)................      493,272
          19,400    Varian, Inc. (b)............................      817,710
                                                                 ------------
                                                                    7,125,797
                                                                 ------------

                    ENERGY EQUIPMENT & SERVICES--3.3%
          30,100    Cal Dive International, Inc. (b)............      912,632
          23,600    FMC Technologies, Inc. (b)..................      679,680
          15,300    Patterson-UTI Energy, Inc...................      511,173
          30,300    Superior Energy Services, Inc. (b)..........      304,515
                                                                 ------------
                                                                    2,408,000
                                                                 ------------

                    FOOD & STAPLES RETAILING--0.2%
           4,700    Performance Food Group Co. (b)..............      124,738
                                                                 ------------

                    HEALTH CARE EQUIPMENT & SUPPLIES--3.6%
          24,900    American Medical Systems Holdings, Inc. (b).      839,130
          16,300    CTI Molecular Imaging, Inc. (b).............      231,134
          24,966    Merit Medical Systems, Inc. (b).............      397,708
          27,000    STERIS Corp. (b)............................      609,120
          17,400    Wilson Greatbatch Technologies, Inc. (b)....      486,330
                                                                 ------------
                                                                    2,563,422
                                                                 ------------

                    HEALTH CARE PROVIDERS & SERVICES--7.3%
           8,350    AmSurg Corp. (b)............................      209,836
           9,200    IDX Systems Corp. (b).......................      293,388
          14,500    LabOne, Inc. (b)............................      460,810
           7,300    LifePoint Hospitals, Inc. (b)...............      271,706
          10,600    Maximus, Inc. (b)...........................      375,876
           3,300    Molina Healthcare, Inc. (b).................      125,994
          21,300    Parexel International Corp. (b).............      421,740
          13,200    Pharmaceutical Product Development, Inc. (b)      419,364
          18,400    RehabCare Group, Inc. (b)...................      489,992

 See accompanying notes to statement of investments and financial statements.

                                    MSF-169

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                   VALUE
      SHARES                                                      (NOTE 1)
    ------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
        13,700 Select Medical Corp............................. $    183,854
        22,200 Sierra Health Services, Inc. (b)................      992,340
         6,200 Symbion, Inc. (b)...............................      108,252
         4,300 United Surgical Partners International, Inc. (b)      169,721
        16,500 VCA Antech, Inc. (b)............................      739,530
                                                                ------------
                                                                   5,262,403
                                                                ------------

               HOTELS, RESTAURANTS & LEISURE--5.3%
        17,800 Alliance Gaming Corp. (b).......................      305,448
        20,800 Argosy Gaming Corp. (b).........................      782,080
        14,900 Chicago Pizza & Brewery, Inc. (b)...............      226,629
        16,500 Four Seasons Hotels, Inc........................      993,465
        37,900 La Quinta Corp. (b).............................      318,360
        12,500 Panera Bread Co. (b)............................      448,500
        19,100 Penn National Gaming, Inc. (b)..................      634,120
         4,100 Red Robin Gourmet Burgers, Inc. (b).............      112,217
                                                                ------------
                                                                   3,820,819
                                                                ------------

               IT SERVICES--2.5%
        38,000 BearingPoint, Inc. (b)..........................      337,060
        19,300 Global Payments, Inc............................      868,886
        15,500 Resources Connection, Inc. (b)..................      606,205
                                                                ------------
                                                                   1,812,151
                                                                ------------

               INSURANCE--0.7%
         4,400 American Medical Security Group, Inc. (b).......      119,900
        11,200 IPC Holdings, Ltd...............................      413,616
                                                                ------------
                                                                     533,516
                                                                ------------

               INTERNET & CATALOG RETAIL--0.6%
        16,700 The J. Jill Group, Inc. (b).....................      393,953
                                                                ------------

               INTERNET SOFTWARE & SERVICES--0.6%
        35,800 Tumbleweed Communications Corp. (b).............      152,508
        17,300 ValueClick, Inc. (b)............................      207,254
        11,300 webMethods, Inc. (b)............................       96,841
                                                                ------------
                                                                     456,603
                                                                ------------

               LEISURE EQUIPMENT & PRODUCTS--0.4%
        15,500 Leapfrog Enterprises, Inc. (b)..................      308,295
                                                                ------------

               MACHINERY--4.9%
         4,300 Briggs & Stratton Corp..........................      379,905
        11,500 Crane Co........................................      360,985
         7,800 Cuno, Inc. (b)..................................      416,130
        33,300 Flowserve Corp..................................      830,502
        13,200 Oshkosh Truck Corp..............................      756,492
        11,700 Reliance Steel & Aluminum Co....................      471,744
         9,800 The Manitowoc Co., Inc..........................      331,730
                                                                ------------
                                                                   3,547,488
                                                                ------------

               MEDIA--1.5%
        10,800 Acme Communications, Inc. (b)...................       74,520
        36,300 aQuantive, Inc. (b).............................      358,644

                                                                  VALUE
       SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

                MEDIA--(CONTINUED)
         19,800 Cumulus Media, Inc. (b)....................... $    332,838
         45,000 Entravision Communications Corp. (Class A) (b)      345,600
                                                               ------------
                                                                  1,111,602
                                                               ------------

                METALS & MINING--0.2%
          8,400 Meridian Gold, Inc. (b).......................      108,948
                                                               ------------

                MULTILINE RETAIL--1.5%
         20,300 Fred's, Inc...................................      448,427
         22,800 Tuesday Morning Corp. (b).....................      661,200
                                                               ------------
                                                                  1,109,627
                                                               ------------

                OIL & GAS--1.7%
         11,300 Denbury Resources, Inc. (b)...................      236,735
         35,800 PetroQuest Energy, Inc. (b)...................      152,866
         21,100 Spinnaker Exploration Co. (b).................      830,918
                                                               ------------
                                                                  1,220,519
                                                               ------------

                PHARMACEUTICALS--3.2%
         14,800 Alpharma, Inc.................................      303,104
          8,900 Medicis Pharmaceutical Corp. (Class A)........      355,555
         20,800 NPS Pharmaceuticals, Inc. (b).................      436,800
          2,200 Pharmion Corp. (b)............................      107,624
          8,100 Taro Pharmaceutical Industries, Ltd. (b)......      352,350
         13,700 The Medicines Co. (b).........................      417,987
         25,300 Trimeris, Inc. (b)............................      365,079
                                                               ------------
                                                                  2,338,499
                                                               ------------

                REAL ESTATE--1.1%
         30,100 Jones Lang LaSalle, Inc. (b)..................      815,710
                                                               ------------

                ROAD & RAIL--2.3%
         16,500 Knight Transportation, Inc. (b)...............      474,045
         21,800 Landstar System, Inc. (b).....................    1,152,566
                                                               ------------
                                                                  1,626,611
                                                               ------------

                SEMICONDUCTORS & EQUIPMENT--12.8%
         34,400 Actel Corp. (b)...............................      636,400
         25,300 Advanced Energy Industries, Inc. (b)..........      397,716
         17,500 Cabot Microelectronics Corp. (b)..............      535,675
         11,400 Cymer, Inc. (b)...............................      426,816
         37,300 Exar Corp. (b)................................      546,818
         41,500 Integrated Circuit Systems, Inc. (b)..........    1,127,140
         46,600 Integrated Device Technology, Inc. (b)........      644,944
         23,600 Lam Research Corp. (b)........................      632,480
         28,000 Lattice Semiconductor Corp. (b)...............      196,280
         26,900 Micrel, Inc. (b)..............................      326,835
         49,300 Microtune, Inc. (b)...........................      230,231
         22,600 Pericom Semiconductor Corp. (b)...............      242,046
         71,600 Semtech Corp. (b).............................    1,685,464
         38,700 Varian Semiconductor Equipment, Inc. (b)......    1,492,272
         13,200 ZiLOG, Inc. (b)...............................      144,672
                                                               ------------
                                                                  9,265,789
                                                               ------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-170

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                            VALUE
             SHARES                                        (NOTE 1)
           ----------------------------------------------------------

                      SOFTWARE--8.9%
               18,050 Ascential Software Corp. (b)...... $    288,620
               18,900 Aspen Technology, Inc. (b)........      137,214
               29,400 Borland Software Corp. (b)........      249,606
               21,100 Catapult Communications Corp. (b).      485,300
               59,800 Entrust, Inc. (b).................      269,100
               26,400 Filenet Corp. (b).................      833,448
               11,200 Hyperion Solutions Corp. (b)......      489,664
               21,200 Informatica Corp. (b).............      161,756
               19,000 Jack Henry & Associates, Inc......      381,900
               25,100 JDA Software Group, Inc. (b)......      330,567
               58,400 Lawson Software, Inc. (b).........      413,472
               32,800 Macromedia, Inc. (b)..............      805,240
               38,200 NETIQ Corp. (b)...................      504,240
               33,000 Quest Software, Inc. (b)..........      425,700
               10,500 RSA Security, Inc. (b)............      214,935
               30,900 Verity, Inc. (b)..................      417,459
                                                         ------------
                                                            6,408,221
                                                         ------------

                      SPECIALTY RETAIL--3.2%
               31,400 Casual Male Retail Group, Inc. (b)      229,220
               17,500 Cost Plus, Inc. (b)...............      567,875
               22,000 Hot Topic, Inc. (b)...............      450,780
                9,900 Regis Corp........................      441,441
               15,400 Tractor Supply Co. (b)............      644,028
                                                         ------------
                                                            2,333,344
                                                         ------------

                                                                 VALUE
         SHARES                                                 (NOTE 1)
       --------------------------------------------------------------------

                      THRIFTS & MORTGAGE FINANCE--0.5%
             4,200    Federal Agricultural Mortage Corp. (b). $    100,506
            17,100    First Niagara Financial Group, Inc.....      205,200
             4,400    Franklin Bank Corp. (b)................       69,608
                                                              ------------
                                                                   375,314
                                                              ------------

                      WIRELESS TELECOMMUNICATION SERVICES--0.7%
            15,200    NII Holdings, Inc. (Class B) (b).......      512,088
                                                              ------------
                      Total Common Stocks
                       (Identified Cost $61,598,404).........   70,914,570
                                                              ------------










       SHORT TERM INVESTMENTS--5.9%
          FACE
         AMOUNT
       --------------------------------------------------------------------

                      DISCOUNT NOTES--5.9%
       $ 4,300,000    Federal Home Loan Bank 1.250%, 07/01/04    4,300,000
                                                              ------------
                      Total Short Term Investments
                       (Identified Cost $4,300,000)..........    4,300,000
                                                              ------------
                      Total Investments--104.0%
                       (Identified Cost $65,898,404) (a).....   75,214,570
                      Other assets less liabilities..........   (2,892,441)
                                                              ------------
                      TOTAL NET ASSETS--100%................. $ 72,322,129
                                                              ============


 See accompanying notes to statement of investments and financial statements.

                                    MSF-171

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

    ASSETS
      Investments at value.........................            $75,214,570
      Cash.........................................                  1,283
      Receivable for:
       Securities sold.............................                303,350
       Fund shares sold............................                172,621
       Dividends and interest......................                  7,496
                                                               -----------
        Total Assets...............................             75,699,320
    LIABILITIES
      Payable for:
       Fund shares redeemed........................ $  191,913
       Securities purchased........................  3,088,170
       Withholding taxes...........................         97
      Accrued expenses:
       Management fees.............................     51,079
       Service and distribution fees...............      7,200
       Other expenses..............................     38,732
                                                    ----------
        Total Liabilities..........................              3,377,191
                                                               -----------
    NET ASSETS.....................................            $72,322,129
                                                               ===========
      Net assets consist of:
       Capital paid in.............................            $60,660,242
       Undistributed net investment income (loss)..               (317,202)
       Accumulated net realized gains (losses).....              2,662,923
       Unrealized appreciation (depreciation) on
        investments and foreign currency...........              9,316,166
                                                               -----------
    NET ASSETS.....................................            $72,322,129
                                                               ===========
    Computation of offering price:
    CLASS A
    Net asset value and redemption price per
     share ($29,830,039 divided by
     3,040,700 shares outstanding).................            $      9.81
                                                               ===========
    CLASS B
    Net asset value and redemption price per
     share ($28,453,842 divided by
     2,920,148 shares outstanding..................            $      9.74
                                                               ===========
    CLASS C
    Net asset value and redemption price per
     share ($14,038,248 divided by
     1,435,344 shares outstanding).................            $      9.78
                                                               ===========
    Identified cost of investments.................            $65,898,404
                                                               ===========



















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $   76,285(a)
        Interest................................                21,184
                                                            ----------
                                                                97,469
      EXPENSES
        Management fees......................... $ 295,949
        Service and distribution fees--Class B..    31,329
        Service and distribution fees--Class E..     9,296
        Directors' fees and expenses............    10,633
        Custodian...............................    51,767
        Audit and tax services..................    10,686
        Legal...................................       866
        Printing................................     7,203
        Insurance...............................       497
        Miscellaneous...........................       555
                                                 ---------
        Total expenses..........................               418,781
                                                            ----------
      NET INVESTMENT INCOME (LOSS)..............              (321,312)
                                                            ----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................             4,520,472
      Unrealized appreciation (depreciation) on:
        Investments--net........................  (709,375)
        Foreign currency transactions--net......        (7)   (709,382)
                                                 ---------  ----------
      Net gain (loss)...........................             3,811,090
                                                            ----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $3,489,778
                                                            ==========

(a)Net of foreign taxes of $603.

                See accompanying notes to financial statements.

                                    MSF-172

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED      YEAR ENDED
                                                                       JUNE 30,   DECEMBER 31,
                                                                         2004         2003
                                                                     -----------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $  (321,312) $  (291,384)
  Net realized gain (loss)..........................................   4,520,472    1,081,695
  Unrealized appreciation (depreciation)............................    (709,382)  13,424,712
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   3,489,778   14,215,023
                                                                     -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.  10,656,371   20,243,735
                                                                     -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  14,146,149   34,458,758

NET ASSETS
  Beginning of the period...........................................  58,175,980   23,717,222
                                                                     -----------  -----------
  End of the period................................................. $72,322,129  $58,175,980
                                                                     ===========  ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  (317,202) $     4,110
                                                                     ===========  ===========

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2004          DECEMBER 31, 2003
                                                               ----------------------  ------------------------
                                                                 SHARES        $         SHARES          $
                                                               ---------  -----------  ----------  ------------
CLASS A
  Sales.......................................................   868,795  $ 8,300,405   2,271,550  $ 17,502,914
  Redemptions.................................................  (602,127)  (5,699,039) (1,380,740)  (10,300,248)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   266,668  $ 2,601,366     890,810  $  7,202,666
                                                               =========  ===========  ==========  ============
CLASS B
  Sales.......................................................   789,992  $ 7,455,192   1,410,510  $ 10,819,727
  Redemptions.................................................  (293,638)  (2,766,930)   (457,216)   (3,579,402)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   496,354  $ 4,688,262     953,294  $  7,240,325
                                                               =========  ===========  ==========  ============
CLASS E
  Sales.......................................................   578,363  $ 5,490,259     926,884  $  7,240,232
  Redemptions.................................................  (225,418)  (2,123,516)   (193,259)   (1,439,488)
                                                               ---------  -----------  ----------  ------------
  Net increase (decrease).....................................   352,945  $ 3,366,743     733,625  $  5,800,744
                                                               =========  ===========  ==========  ============
  Increase (decrease) derived from capital share transactions. 1,115,967  $10,656,371   2,577,729  $ 20,243,735
                                                               =========  ===========  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-173

METROPOLITAN SERIES FUND, INC.

 FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                    CLASS A
                                 -----------------------------------------
                                 SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                   ENDED        DECEMBER 31,       THROUGH
                                  JUNE 30,    ----------------   DECEMBER 31,
                                    2004        2003     2002        2001
                                 ----------   -------  -------  --------------
  NET ASSET VALUE, BEGINNING OF
   PERIOD.......................  $  9.29     $  6.41  $  8.88      $10.00
                                  -------     -------  -------      ------
  INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income (loss).    (0.04)      (0.04)   (0.04)       0.00
   Net realized and unrealized
     gain (loss) on investments.     0.56        2.92    (2.43)      (1.12)
                                  -------     -------  -------      ------
   Total from investment
     operations.................     0.52        2.88    (2.47)      (1.12)
                                  -------     -------  -------      ------
  NET ASSET VALUE, END OF PERIOD  $  9.81     $  9.29  $  6.41      $ 8.88
                                  =======     =======  =======      ======
  TOTAL RETURN (%)..............     5.6  (b)    44.9    (27.8)      (11.2)(b)
  Ratio of operating expenses
   to average net assets (%)....     1.15 (c)    1.13     1.05        1.05 (c)
  Ratio of net investment
   income (loss) to average net
   assets (%)...................    (0.85)(c)   (0.68)   (0.60)       0.00 (c)
  Portfolio turnover rate (%)...       64 (c)      38       33          67 (c)
  Net assets, end of period
   (000)........................  $29,830     $25,762  $12,079      $7,468
  The Ratios of operating
   expenses to average net
   assets without giving effect
   to the contractual expense
   agreement would have been (%)     1.15 (c)    1.32     1.51        2.69 (c)














































                                                 CLASS B
                               ----------------------------------------
                               SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                 ENDED        DECEMBER 31,      THROUGH
                                JUNE 30,    ---------------   DECEMBER 31,
                                  2004        2003    2002        2001
                               ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $  9.24     $  6.39  $ 8.88      $10.00
                                -------     -------  ------      ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss).    (0.05)      (0.05)  (0.04)      (0.01)
 Net realized and unrealized
   gain (loss) on investments.     0.55        2.90   (2.45)      (1.11)
                                -------     -------  ------      ------
 Total from investment
   operations.................     0.50        2.85   (2.49)      (1.12)
                                -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD  $  9.74     $  9.24  $ 6.39      $ 8.88
                                =======     =======  ======      ======
TOTAL RETURN (%)..............      5.4 (b)    44.6   (28.0)      (11.2)(b)
Ratio of operating expenses
 to average net assets (%)....     1.40 (c)    1.38    1.30        1.30 (c)
Ratio of net investment
 income (loss) to average net
 assets (%)...................    (1.10)(c)   (0.93)  (0.85)      (0.51)(c)
Portfolio turnover rate (%)...       64 (c)      38      33          67 (c)
Net assets, end of period
 (000)........................  $28,454     $22,385  $9,403      $4,493
The Ratios of operating
 expenses to average net
 assets without giving effect
 to the contractual expense
 agreement would have been (%)     1.40 (c)    1.57    1.76        2.94 (c)























































                                                 CLASS E
                               ----------------------------------------
                               SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                 ENDED        DECEMBER 31,      THROUGH
                                JUNE 30,    ---------------   DECEMBER 31,
                                  2004        2003    2002        2001
                               ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................  $  9.27     $  6.41  $ 8.88      $10.00
                                -------     -------  ------      ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income (loss).    (0.04)      (0.04)  (0.01)       0.00
 Net realized and unrealized
   gain (loss) on investments.     0.55        2.90   (2.46)      (1.12)
                                -------     -------  ------      ------
 Total from investment
   operations.................     0.51        2.86   (2.47)      (1.12)
                                -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD  $  9.78     $  9.27  $ 6.41      $ 8.88
                                =======     =======  ======      ======
TOTAL RETURN (%)..............      5.5 (b)    44.6   (27.8)      (11.2)(b)
Ratio of operating expenses
 to average net assets (%)....     1.30 (c)    1.28    1.20        1.20 (c)
Ratio of net investment
 income (loss) to average net
 assets (%)...................    (1.00)(c)   (0.84)  (0.72)      (0.41)(c)
Portfolio turnover rate (%)...       64 (c)      38      33          67 (c)
Net assets, end of period
 (000)........................  $14,038     $10,029  $2,235      $    6
The Ratios of operating
 expenses to average net
 assets without giving effect
 to the contractual expense
 agreement would have been (%)     1.30 (c)    1.47    1.66        2.84 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-174

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.8% OF TOTAL NET ASSETS

                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                  AEROSPACE & DEFENSE--1.2%
           31,600 Allied Defense Group, Inc................ $     567,852
           49,762 Moog, Inc. (Class A) (b).................     1,846,668
           63,600 United Defense Industries, Inc. (b)......     2,226,000
                                                            -------------
                                                                4,640,520
                                                            -------------

                  AIR FREIGHT & COURIERS--0.7%
          106,075 EGL, Inc. (b)............................     2,821,595
                                                            -------------

                  AIRLINES--0.2%
           52,075 AMR Corp. (b) (c)........................       630,628
                                                            -------------

                  AUTO COMPONENTS--0.9%
           93,850 Cooper Tire & Rubber Co. (c).............     2,158,550
           72,575 Dana Corp................................     1,422,470
                                                            -------------
                                                                3,581,020
                                                            -------------

                  AUTOMOBILES--0.5%
           67,850 Monaco Coach Corp........................     1,911,335
                                                            -------------

                  BIOTECHNOLOGY--0.7%
          128,200 Dendreon Corp. (b) (c)...................     1,570,450
           67,450 Serologicals Corp. (b) (c)...............     1,348,326
                                                            -------------
                                                                2,918,776
                                                            -------------

                  BUILDING PRODUCTS--1.0%
           67,075 ElkCorp..................................     1,605,776
          131,000 Lennox International, Inc. (c)...........     2,371,100
                                                            -------------
                                                                3,976,876
                                                            -------------

                  CAPITAL MARKETS--0.6%
           50,250 Affiliated Managers Group, Inc. (b) (c)..     2,531,093
                                                            -------------

                  CHEMICALS--1.8%
           47,350 Cytec Industries, Inc....................     2,152,057
           30,550 Ferro Corp...............................       815,074
           30,450 Great Lakes Chemical Corp................       823,977
           29,275 Millennium Chemicals, Inc. (b) (c).......       507,043
           56,200 Spartech Corp. (c).......................     1,457,828
           21,350 The Scotts Co. (Class A) (b).............     1,363,838
                                                            -------------
                                                                7,119,817
                                                            -------------

                  COMMERCIAL BANKS--5.1%
           73,465 CVB Financial Corp.......................     1,600,068
           53,900 East West Bancorp, Inc...................     1,654,730
           44,050 First Midwest Bancorp, Inc...............     1,551,001
            2,350 IBERIABANK Corp..........................       139,073
           56,462 Independent Bank Corp. (Michigan) (c)....     1,434,135
           49,975 Oriental Financial Group, Inc. (c).......     1,352,823
          146,425 Provident Bancorp, Inc. (c)..............     1,669,245
           87,975 Silicon Valley Bancshares................     3,488,209
           59,875 South Financial Group, Inc...............     1,696,857
           29,075 Texas Regional Bancshares, Inc. (Class A)     1,334,833
           41,125 UCBH Holdings, Inc.......................     1,625,260

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 COMMERCIAL BANKS--(CONTINUED)
          56,600 Wintrust Financial Corp. (c)................ $   2,858,866
                                                              -------------
                                                                 20,405,100
                                                              -------------

                 COMMERCIAL SERVICES & SUPPLIES--5.4%
          26,575 AMERCO (b)..................................       631,156
          33,525 Bright Horizons Family Solutions, Inc. (b)..     1,797,275
          33,150 Corporate Executive Board Co................     1,915,739
          75,350 CoStar Group, Inc. (b) (c)..................     3,460,825
          86,275 Heidrick & Struggles International, Inc. (b)     2,560,642
          92,625 Laureate Education, Inc. (b)................     3,541,980
          10,200 MemberWorks, Inc. (b) (c)...................       302,124
         117,525 Navigant Consulting Co. (b).................     2,519,736
          15,675 Strayer Education, Inc......................     1,748,860
          66,225 Waste Connections, Inc. (b) (c).............     1,964,234
         106,650 WCA Waste Corp. (c).........................       949,185
                                                              -------------
                                                                 21,391,756
                                                              -------------

                 COMMUNICATIONS EQUIPMENT--2.8%
          55,450 Andrew Corp. (b) (c)........................     1,109,555
          73,450 CommScope, Inc. (b) (c).....................     1,575,502
          83,875 F5 Networks, Inc. (b) (c)...................     2,221,010
          59,100 Inter-Tel, Inc..............................     1,475,727
          68,075 Novatel Wireless, Inc. (c)..................     1,803,987
         155,800 Tekelec, Inc................................     2,830,886
                                                              -------------
                                                                 11,016,667
                                                              -------------

                 COMPUTERS & PERIPHERALS--1.0%
          77,700 Advanced Digital Information Corp. (b)......       753,690
          75,575 Electronics for Imaging, Inc. (b)...........     2,135,750
          28,325 Imation Corp................................     1,206,928
                                                              -------------
                                                                  4,096,368
                                                              -------------

                 CONSTRUCTION & ENGINEERING--0.5%
          51,775 Washington Group International, Inc.........     1,858,205
                                                              -------------

                 CONSTRUCTION MATERIALS--0.4%
          19,575 Eagle Materials, Inc. (c)...................     1,390,216
           7,075 Texas Industries, Inc.......................       291,278
                                                              -------------
                                                                  1,681,494
                                                              -------------

                 DIVERSIFIED FINANCIAL SERVICES--2.2%
          74,250 Euronet Worldwide, Inc......................     1,717,403
          59,600 iPayment, Inc...............................     2,443,600
         100,175 National Financial Partners Corp............     3,533,172
          48,575 Nelnet, Inc. (Class A) (c)..................       862,206
                                                              -------------
                                                                  8,556,381
                                                              -------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
         229,850 Alamosa Holdings, Inc. (b)..................     1,689,397
          27,625 Commonwealth Telephone Enterprises,
                  Inc. (b) (c)...............................     1,236,771
          98,025 Journal Communications, Inc.................     1,845,811
                                                              -------------
                                                                  4,771,979
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-175

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                   ELECTRIC UTILITIES--0.7%
            26,650 Black Hills Corp........................ $     839,475
            40,450 Texas Genco Holdings, Inc. (c)..........     1,823,891
                                                            -------------
                                                                2,663,366
                                                            -------------

                   ELECTRICAL EQUIPMENT--0.8%
            37,700 American Power Conversion Corp..........       740,805
            77,700 AMETEK, Inc.............................     2,400,930
                                                            -------------
                                                                3,141,735
                                                            -------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--5.5%
            58,725 Aeroflex, Inc. (b)......................       841,529
            41,675 Analogic Corp...........................     1,768,270
           127,800 Artesyn Technologies, Inc. (b)..........     1,150,200
            30,575 Excel Technology, Inc. (b)..............     1,016,619
            63,775 FLIR Systems, Inc. (b) (c)..............     3,501,247
            44,950 Global Imaging Systems, Inc.............     1,647,867
            53,275 Intermagnetics General Corp. (b) (c)....     1,812,948
            71,725 Itron, Inc. (b).........................     1,645,371
            57,200 Littelfuse, Inc. (b)....................     2,425,852
            39,925 Orbotech, Ltd...........................       812,474
            40,475 Park Electrochemical Corp...............     1,021,994
            14,475 ScanSource, Inc. (b)....................       860,105
            19,775 Tech Data Corp. (b).....................       773,796
            55,300 Varian, Inc. (b)........................     2,330,895
                                                            -------------
                                                               21,609,167
                                                            -------------

                   ENERGY EQUIPMENT & SERVICES--2.4%
            63,925 Cal Dive International, Inc. (b)........     1,938,206
           266,175 Grey Wolf, Inc. (b) (c).................     1,128,582
            59,025 Hydril Co. (b)..........................     1,859,287
           182,950 Input/Output, Inc. (b) (c)..............     1,516,656
            93,425 Unit Corp. (b)..........................     2,938,216
                                                            -------------
                                                                9,380,947
                                                            -------------

                   FOOD & STAPLES RETAILING--1.4%
            69,850 BJ's Wholesale Club, Inc. (b)...........     1,746,250
            11,825 Smart & Final, Inc. (b).................       142,136
           133,000 United Natural Foods, Inc. (b)..........     3,845,030
                                                            -------------
                                                                5,733,416
                                                            -------------

                   FOOD PRODUCTS--0.7%
            12,700 J & J Snack Foods Corp. (b).............       518,541
            68,425 Ralcorp Holdings, Inc. (b)..............     2,408,560
                                                            -------------
                                                                2,927,101
                                                            -------------

                   GAS UTILITIES--1.0%
            66,125 AGL Resources, Inc......................     1,920,931
            16,450 Energen Corp............................       789,436
            58,075 Southern Union Co. (b) (c)..............     1,224,221
                                                            -------------
                                                                3,934,588
                                                            -------------

                                                                      VALUE
     SHARES                                                          (NOTE 1)
   -----------------------------------------------------------------------------

                  HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
        92,325    Advanced Medical Optics, Inc. (c)............... $   3,930,275
        58,575    ArthroCare Corp. (b)............................     1,703,361
        32,150    Dade Behring Holdings, Inc. (b).................     1,527,768
        82,650    Epix Medical, Inc...............................     1,743,915
        50,225    Given Imaging, Ltd..............................     1,778,467
        64,925    Kyphon, Inc. (c)................................     1,829,587
        81,300    Laserscope (c)..................................     2,239,815
        62,550    Possis Medical, Inc. (b) (c)....................     2,136,082
        38,550    Sybron Dental Specialties, Inc. (b).............     1,150,718
        44,275    Viasys Healthcare, Inc. (b).....................       925,790
       102,975    Wright Medical Group, Inc. (b)..................     3,665,910
                                                                   -------------
                                                                      22,631,688
                                                                   -------------

                  HEALTH CARE PROVIDERS & SERVICES--1.1%
       156,350    TLC Vision Corp.................................     1,819,914
        62,850    United Surgical Partners International, Inc. (b)     2,480,689
                                                                   -------------
                                                                       4,300,603
                                                                   -------------

                  HOTELS, RESTAURANTS & LEISURE--3.6%
        80,350    Dover Downs Gaming & Entertainment, Inc.........       903,938
        83,750    Fairmont Hotels Resorts, Inc....................     2,257,062
        72,750    O'Charleys, Inc. (b)............................     1,250,573
       167,800    Scientific Games Corp. (Class A)................     3,211,692
        43,287    Sonic Corp. (b).................................       984,779
        88,750    Sunterra Corp. (c)..............................     1,118,250
        87,700    The Steak N Shake Co. (b) (c)...................     1,597,894
       100,125    WMS Industries, Inc. (b) (c)....................     2,983,725
                                                                   -------------
                                                                      14,307,913
                                                                   -------------

                  HOUSEHOLD DURABLES--0.4%
        27,500    Blyth, Inc......................................       948,475
        36,500    Tupperware Corp.................................       709,195
                                                                   -------------
                                                                       1,657,670
                                                                   -------------

                  IT SERVICES--2.2%
       108,650    eResearch Technology, Inc. (c)..................     3,042,200
       127,175    Perot Systems Corp. (Class A) (b)...............     1,687,612
        76,900    Resources Connection, Inc. (b) (c)..............     3,007,559
        64,525    The BISYS Group, Inc. (b) (c)...................       907,222
                                                                   -------------
                                                                       8,644,593
                                                                   -------------

                  INDUSTRIAL CONGLOMERATES--0.6%
        70,800    ALLETE, Inc.....................................     2,357,640
                                                                   -------------

                  INSURANCE--3.5%
        25,625    AmerUs Group Co. (c)............................     1,060,875
        94,050    Assured Guaranty, Ltd...........................     1,594,147
        46,087    Delphi Financial Group, Inc.....................     2,050,871
        55,750    Endurance Specialty Holdings, Ltd...............     1,940,100
        47,100    Ohio Casualty Corp. (c).........................       948,123
        54,475    Platinum Underwriters Holdings, Ltd.............     1,657,674
        36,750    ProAssurance Corp...............................     1,253,543
        49,975    Protective Life Corp............................     1,932,533

 See accompanying notes to statement of investments and financial statements.

                                    MSF-176

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                 INSURANCE--(CONTINUED)
          40,775 RLI Corp................................... $   1,488,288
                                                             -------------
                                                                13,926,154
                                                             -------------

                 INTERNET & CATALOG RETAIL--1.0%
          90,600 Netflix, Inc. (b) (c)......................     3,257,070
          22,350 School Specialty, Inc. (b) (c).............       811,528
                                                             -------------
                                                                 4,068,598
                                                             -------------

                 INTERNET SOFTWARE & SERVICES--4.7%
         287,200 Akamai Technologies, Inc. (b) (c)..........     5,155,240
          80,200 Altiris, Inc. (c)..........................     2,214,322
          67,450 Ask Jeeves, Inc. (b) (c)...................     2,632,573
         231,025 Digitas, Inc. (b) (c)......................     2,548,206
          88,300 InfoSpace, Inc. (c)........................     3,358,932
         121,875 Retek, Inc. (b) (c)........................       748,313
         245,150 SonicWall, Inc. (b)........................     2,108,290
                                                             -------------
                                                                18,765,876
                                                             -------------

                 MACHINERY--4.8%
         108,050 Actuant Corp...............................     4,212,869
          41,825 Albany International Corp. (Class A).......     1,403,647
          43,825 Barnes Group, Inc. (b) (c).................     1,270,048
          50,050 Clarcor, Inc...............................     2,292,290
          32,100 ESCO Technologies, Inc. (b) (c)............     1,712,856
          58,075 Federal Signal Corp. (c)...................     1,080,776
          35,625 Harsco Corp................................     1,674,375
          57,862 IDEX Corp..................................     1,987,560
          59,450 Reliance Steel & Aluminum Co. (c)..........     2,397,024
          39,000 Robbins & Myers, Inc. (c)..................       875,550
                                                             -------------
                                                                18,906,995
                                                             -------------

                 MEDIA--3.2%
          51,675 ADVO, Inc..................................     1,701,141
          55,125 Belo Corp. (Class A).......................     1,480,106
          73,525 Harte-Hanks, Inc...........................     1,794,745
          59,550 John Wiley & Sons, Inc. (Class A)..........     1,905,600
          64,775 R. H. Donnelley Corp.......................     2,833,259
          76,800 Saga Communications, Inc. (Class A) (b) (c)     1,401,600
          60,225 XM Satellite Radio Holdings, Inc.
                  (Class A) (b) (c).........................     1,643,540
                                                             -------------
                                                                12,759,991
                                                             -------------

                 METALS & MINING--0.2%
          42,950 Allegheny Technologies, Inc................       775,248
                                                             -------------

                 MULTI-UTILITIES--0.4%
          74,725 Oneok, Inc.................................     1,643,203
                                                             -------------

                 MULTILINE RETAIL--0.2%
          52,875 ShopKo Stores, Inc. (b) (c)................       747,653
                                                             -------------

                 OIL & GAS--2.7%
         178,650 Denbury Resources, Inc. (b)................     3,742,718
          19,450 Energy Partners, Ltd. (b)..................       297,585

                                                                    VALUE
       SHARES                                                      (NOTE 1)
     -------------------------------------------------------------------------

                    OIL & GAS--(CONTINUED)
          28,475    Evergreen Resources, Inc. (b)............... $   1,150,390
          37,912    Patina Oil & Gas Corp.......................     1,132,431
          38,925    Quicksilver Resources, Inc. (b) (c).........     2,610,700
          38,100    Stone Energy Corp. (b)......................     1,740,408
                                                                 -------------
                                                                    10,674,232
                                                                 -------------

                    PHARMACEUTICALS--3.5%
          58,875    Andrx Corp. (b).............................     1,644,379
          60,800    Atherogenics, Inc. (c)......................     1,157,024
          81,550    Connetics Corp. (b) (c).....................     1,647,310
         148,450    Impax Laboratories, Inc. (b) (c)............     2,876,961
          50,625    MGI Pharma, Inc. (b) (c)....................     1,367,381
          45,875    Par Pharmaceutical Cos., Inc. (b)...........     1,615,259
          80,425    Perrigo Co..................................     1,525,662
          63,125    Salix Pharmaceuticals, Ltd..................     2,079,969
                                                                 -------------
                                                                    13,913,945
                                                                 -------------

                    REAL ESTATE--4.4%
          58,275    American Home Mortgage Investment Corp.
                     (REIT) (c).................................     1,511,071
          55,175    Bedford Property Investors, Inc. (REIT) (c).     1,613,317
          32,525    CBL & Associates Properties, Inc. (REIT)....     1,788,875
          76,775    Corporate Office Properties Trust (REIT) (c)     1,907,859
          34,475    First Potomac Realty Trust..................       660,886
          78,025    Highland Hospitality Corp. (REIT)...........       784,151
          79,450    LaSalle Hotel Properties (REIT).............     1,938,580
          42,543    Levitt Corp. (Class A)......................     1,095,908
          64,400    Newcastle Investment Corp. (REIT)...........     1,928,780
          36,050    Ramco-Gershenson Property Trust (REIT)......       873,491
          79,825    Strategic Hotel Capital, Inc................     1,173,427
          42,375    The Macerich Co. (REIT).....................     2,028,491
                                                                 -------------
                                                                    17,304,836
                                                                 -------------

                    ROAD & RAIL--1.7%
          85,275    Genesee & Wyoming, Inc......................     2,021,017
          78,600    Laidlaw International, Inc..................     1,018,656
          38,025    Landstar System, Inc. (b)...................     2,010,382
          56,137    Old Dominion Freight Line, Inc. (b).........     1,654,919
                                                                 -------------
                                                                     6,704,974
                                                                 -------------

                    SEMICONDUCTORS & EQUIPMENT--2.5%
          48,350    Cohu, Inc...................................       920,584
          58,700    DSP Group, Inc. (b).........................     1,598,988
         194,875    Microsemi Corp. (b).........................     2,769,174
          27,225    Semtech Corp. (b)...........................       640,877
          47,475    Sigmatel, Inc. (b)..........................     1,379,623
         140,475    Zoran Corp. (b).............................     2,577,716
                                                                 -------------
                                                                     9,886,962
                                                                 -------------

                    SOFTWARE--5.0%
         258,975    Activision, Inc. (b)........................     4,117,702
          28,962    Ascential Software Corp. (b)................       463,102
         128,725    Aspen Technology, Inc. (b) (c)..............       934,544

 See accompanying notes to statement of investments and financial statements.

                                    MSF-177

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                    SOFTWARE--(CONTINUED)
             65,975 Datastream Systems, Inc. (b) (c)...... $     427,518
             16,350 Hyperion Solutions Corp. (b) (c)......       714,822
            104,675 Inet Technologies, Inc. (b)...........     1,305,297
             70,875 Macromedia, Inc. (b)..................     1,739,981
            104,525 Macrovision Corp. (b).................     2,616,261
             27,250 MRO Software, Inc. (b)................       370,873
             66,625 MSC.Software Corp. (b) (c)............       596,294
            108,125 Open Text Corp. (b) (c)...............     3,449,187
            104,575 RSA Security, Inc. (b) (c)............     2,140,650
             62,325 Witness Systems, Inc. (b).............       757,249
                                                           -------------
                                                              19,633,480
                                                           -------------

                    SPECIALTY RETAIL--3.3%
             70,587 Aeropostale, Inc. (b).................     1,899,496
             28,825 Cost Plus, Inc. (b)...................       935,371
             74,725 Guitar Center, Inc. (b)...............     3,323,021
             28,000 Hughes Supply, Inc....................     1,650,040
             73,125 Party City Corp.......................       913,331
             67,150 The Men's Wearhouse, Inc. (b) (c).....     1,772,089
             64,225 Tractor Supply Co. (b)................     2,685,889
                                                           -------------
                                                              13,179,237
                                                           -------------

                    TEXTILES, APPAREL & LUXURY GOODS--1.2%
             44,050 Fossil, Inc. (b)......................     1,200,363
            146,550 Quiksilver, Inc. (b)..................     3,489,355
                                                           -------------
                                                               4,689,718
                                                           -------------

                                                                 VALUE
        SHARES                                                  (NOTE 1)
     ----------------------------------------------------------------------

                  THRIFTS & MORTGAGE FINANCE--2.0%
          144,987 Bank Mutual Corp.......................... $   1,580,358
           98,050 BankAtlantic Bancorp, Inc. (Class A)......     1,809,023
           68,250 BankUnited Financial Corp. (b) (c)........     1,760,850
           17,980 First Niagara Financial Group, Inc........       215,760
           41,550 Independence Community Bank Corp..........     1,512,420
           65,400 Provident Financial Services, Inc.........     1,147,770
                                                             -------------
                                                                 8,026,181
                                                             -------------

                  WATER UTILITIES--0.2%
           33,175 American State Water Co. (c)..............       770,987
                                                             -------------
                  Total Common Stocks
                   (Identified Cost $314,557,280)...........   383,578,307
                                                             -------------





     SHORT TERM INVESTMENTS--3.4%
         FACE
        AMOUNT
     ----------------------------------------------------------------------

                  COMMERCIAL PAPER--3.4%
     $ 13,389,000 State Street Boston Corp. 1.100%, 07/01/04    13,389,000
                                                             -------------
                  Total Short Term Investments
                   (Identified Cost $13,389,000)............    13,389,000
                                                             -------------
                  Total Investments--100.2%
                   (Identified Cost $327,946,280) (a).......   396,967,307
                  Other assets less liabilities.............      (703,932)
                                                             -------------
                  TOTAL NET ASSETS--100%.................... $ 396,263,375
                                                             =============


 See accompanying notes to statement of investments and financial statements.

                                    MSF-178

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $396,967,307
       Cash.....................................                    1,158
       Collateral for securities loaned.........               85,267,997
       Receivable for:
        Securities sold.........................                3,716,628
        Fund shares sold........................                  629,485
        Dividends and interest..................                  231,619
                                                             ------------
         Total Assets...........................              486,814,194
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   700,798
        Securities purchased....................   4,189,184
        Withholding taxes.......................       1,202
        Return of collateral for securities
         loaned.................................  85,267,997
       Accrued expenses:
        Management fees.........................     283,637
        Service and distribution fees...........       5,105
        Deferred trustees fees..................      23,757
        Other expenses..........................      79,139
                                                 -----------
         Total Liabilities......................               90,550,819
                                                             ------------
     NET ASSETS.................................             $396,263,375
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $338,184,185
        Undistributed net investment income
         (loss).................................                 (397,845)
        Accumulated net realized gains
         (losses)...............................              (10,543,992)
        Unrealized appreciation (depreciation)
         on investments.........................               69,021,027
                                                             ------------
     NET ASSETS.................................             $396,263,375
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($353,118,788 divided by
      1,749,987 shares of beneficial interest)..             $     201.78
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($739,430 divided by 3,686 shares
      of beneficial interest)...................             $     200.63
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($42,405,157 divided by 210,978
      shares of beneficial interest)............             $     200.99
                                                             ============
     Identified cost of investments.............             $327,946,280
                                                             ============











STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................            $ 1,221,522(a)
        Interest................................                106,897(b)
                                                            -----------
                                                              1,328,419
      EXPENSES
        Management fees......................... $1,737,533
        Service and distribution fees--Class B..        222
        Service and distribution fees--Class E..     28,215
        Directors' fees and expenses............     12,129
        Custodian...............................     63,725
        Audit and tax services..................     10,686
        Legal...................................      4,730
        Printing................................     58,433
        Insurance...............................      3,526
        Miscellaneous...........................        856
                                                 ----------
        Total expenses..........................              1,920,055
                                                            -----------
      NET INVESTMENT INCOME (LOSS)..............               (591,636)
                                                            -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................             32,832,078
      Unrealized appreciation (depreciation) on:
        Investments--net........................             (8,024,307)
                                                            -----------
      Net gain (loss)...........................             24,807,771
                                                            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................            $24,216,135
                                                            ===========

(a)Net of foreign taxes of $1,795.
(b)Includes income on securities loaned of $47,886.

                See accompanying notes to financial statements.

                                    MSF-179

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (591,636) $   (713,424)
  Net realized gain (loss)..........................................   32,832,078    32,748,108
  Unrealized appreciation (depreciation)............................   (8,024,307)   70,940,546
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   24,216,135   102,975,230
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (8,216,732)  (14,431,376)
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   15,999,403    88,543,854

NET ASSETS
  Beginning of the year.............................................  380,263,972   291,720,118
                                                                     ------------  ------------
  End of the year................................................... $396,263,375  $380,263,972
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the year................................................... $   (397,845) $    193,791
                                                                     ============  ============

OTHER INFORMATION
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED           YEAR ENDED
                                                                    JUNE 30, 2004         DECEMBER 31, 2003
                                                               ----------------------  ----------------------
                                                                SHARES         $        SHARES         $
                                                               --------  ------------  --------  ------------
CLASS A
  Sales.......................................................  161,979  $ 31,692,419   382,403  $ 60,855,965
  Redemptions................................................. (250,059)  (48,901,291) (570,934)  (90,629,059)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................  (88,080) $(17,208,872) (188,531) $(29,773,094)
                                                               ========  ============  ========  ============
CLASS B
  Sales.......................................................    3,317  $    645,737       530  $     92,230
  Redemptions.................................................     (153)      (29,052)      (16)       (2,570)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................    3,164  $    616,685       514  $     89,660
                                                               ========  ============  ========  ============
CLASS E
  Sales.......................................................   58,501  $ 11,417,123   108,092  $ 17,652,310
  Redemptions.................................................  (15,608)   (3,041,668)  (13,877)   (2,400,252)
                                                               --------  ------------  --------  ------------
  Net increase (decrease).....................................   42,893  $  8,375,455    94,215  $ 15,252,058
                                                               ========  ============  ========  ============
  Increase (decrease) derived from capital share transactions.  (42,023) $ (8,216,732)  (93,802) $(14,431,376)
                                                               ========  ============  ========  ============

                See accompanying notes to financial statements.

                                    MSF-180

METROPOLITAN SERIES FUND, INC.

 LOOMIS SAYLES SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                        CLASS A
                                            --------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                   YEAR ENDED DECEMBER 31,
                                              JUNE 30,    ------------------------------------------------
                                                2004        2003      2002      2001      2000      1999
                                            ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $ 189.55     $ 138.89  $ 177.25  $ 210.41  $ 201.73  $ 153.52
                                             --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)..............     (0.29)       (0.34)     0.14      0.34      0.42      0.51
 Net realized and unrealized gain (loss)
   on investments..........................     12.52        51.00    (38.32)   (19.28)    10.13     48.23
                                             --------     --------  --------  --------  --------  --------
 Total from investment operations..........     12.23        50.66    (38.18)   (18.94)    10.55     48.74
                                             --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income..      0.00         0.00     (0.18)    (0.53)    (0.01)    (0.53)
 Distributions from net realized capital
   gains...................................      0.00         0.00      0.00    (12.67)    (1.86)     0.00
 Distributions in excess of net realized
   capital gains...........................      0.00         0.00      0.00     (1.02)     0.00      0.00
                                             --------     --------  --------  --------  --------  --------
 Total Distributions.......................      0.00         0.00     (0.18)   (14.22)    (1.87)    (0.53)
                                             --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.............  $ 201.78     $ 189.55  $ 138.89  $ 177.25  $ 210.41  $ 201.73
                                             ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)...........................       6.5 (b)     36.5     (21.6)     (8.8)      5.2      31.8
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.98 (c)     0.99      0.97      1.00      0.96      1.00
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)...        --           --      0.97      1.00      0.95
Ratio of net investment income (loss )to
 average net assets (%)....................     (0.29)(c)    (0.21)     0.14      0.18      0.22      0.34
Portfolio turnover rate (%)................       130 (c)      118        99       111       148       146
Net assets, end of period (000)............  $353,119     $348,406  $281,477  $406,525  $486,439  $322,318
The Ratios of operating expenses to
 average net assets without giving effect
 to the contractual expense agreement
 would have been (%).......................        --           --        --      1.00      0.95      1.10









































                                                                                            CLASS B
                                                                           --------------------------------------
                                                                           SIX MONTHS                JULY 30, 2002(A)
                                                                             ENDED       YEAR ENDED      THROUGH
                                                                            JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                                              2004          2003           2002
                                                                           ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $188.59       $138.20        $144.89
                                                                            -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................    (0.09)        (0.24)          0.00
 Net realized and unrealized gain (loss) on investments...................    12.13         50.63          (6.69)
                                                                            -------       -------        -------
 Total from investment operations.........................................    12.04         50.39          (6.69)
                                                                            -------       -------        -------
LESS DISTRIBUTIONS
 Distributions from net investment income.................................     0.00          0.00           0.00
                                                                            -------       -------        -------
 Total Distributions......................................................     0.00          0.00           0.00
                                                                            -------       -------        -------
NET ASSET VALUE, END OF PERIOD............................................  $200.63       $188.59        $138.20
                                                                            =======       =======        =======
TOTAL RETURN (%)..........................................................      6.4 (b)      36.5           (4.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     1.23 (c)      1.24           1.22 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).......................................................       --            --           1.22 (c)
Ratio of net investment income (loss )to average net assets (%)...........    (0.39)(c)     (0.46)          0.00 (c)
Portfolio turnover rate (%)...............................................      130 (c)       118             99
Net assets, end of period (000)...........................................  $   739       $    98        $     1
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)..........       --            --             --

























































                                                                                              CLASS E
                                                                           -----------------------------------------
                                                                           SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                                             ENDED        DECEMBER 31,       THROUGH
                                                                            JUNE 30,    ----------------   DECEMBER 31,
                                                                              2004        2003     2002        2001
                                                                           ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $188.95     $138.65  $177.03     $179.40
                                                                            -------     -------  -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................    (0.35)      (0.37)    0.03        0.07
 Net realized and unrealized gain (loss) on investments...................    12.39       50.67   (38.32)      (2.44)
                                                                            -------     -------  -------     -------
 Total from investment operations.........................................    12.04       50.30   (38.29)      (2.37)
                                                                            -------     -------  -------     -------
LESS DISTRIBUTIONS
 Distributions from net investment income.................................     0.00        0.00    (0.09)       0.00
                                                                            -------     -------  -------     -------
 Total Distributions......................................................     0.00        0.00    (0.09)       0.00
                                                                            -------     -------  -------     -------
NET ASSET VALUE, END OF PERIOD............................................  $200.99     $188.95  $138.65     $177.03
                                                                            =======     =======  =======     =======
TOTAL RETURN (%)..........................................................      6.4 (b)    36.3    (21.6)       (1.3)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     1.13 (c)    1.14     1.12        1.15 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).......................................................       --          --     1.12        1.15 (c)
Ratio of net investment income (loss )to average net assets (%)...........    (0.43)(c)   (0.37)   (0.01)       0.03 (c)
Portfolio turnover rate (%)...............................................      130 (c)     118       99         111
Net assets, end of period (000)...........................................  $42,405     $31,759  $10,242     $ 2,142
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)..........       --          --       --        1.15 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-181

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--99.7% OF TOTAL NET ASSETS



                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

              AEROSPACE & DEFENSE--1.4%
       10,578 AAR Corp. (c)................................. $     120,060
        2,949 Applied Signal Technology, Inc................       103,362
        9,138 Armor Holdings, Inc. (b) (c)..................       310,692
        7,749 Aviall, Inc. (b) (c)..........................       147,309
       12,255 BE Aerospace, Inc. (b)........................        92,893
        5,113 Cubic Corp. (b) (c)...........................       107,015
        6,700 Curtiss Wright Corp. (c)......................       376,473
        8,652 DRS Technologies, Inc. (b)....................       275,999
        5,132 EDO Corp. (c).................................       123,784
        7,100 Engineered Support Systems, Inc...............       415,421
        6,191 Esterline Technologies Corp...................       182,820
       11,376 GenCorp, Inc. (c).............................       152,325
        4,785 HEICO Corp. (c)...............................        87,326
          371 HEICO Corp. (Class A) (c).....................         5,175
        4,812 Herley Industries, Inc. (b) (c)...............        94,027
        6,097 Invision Technologies, Inc. (c)...............       304,240
        7,959 Kaman Corp....................................       111,346
        3,247 KVH Industries, Inc. (c)......................        41,334
        7,510 Mercury Computer Systems, Inc. (b) (c)........       186,248
        7,838 Moog, Inc. (b)................................       290,868
        1,980 MTC Technologies, Inc. (b)....................        51,124
       17,639 Orbital Sciences Corp. (b) (c)................       243,595
        1,639 Sequa Corp. (Class A).........................        95,832
       11,430 Teledyne Technologies, Inc. (b)...............       228,829
        5,638 Triumph Group, Inc. (b).......................       180,021
        4,370 United Industrial Corp........................       102,040
        3,147 World Fuel Services Corp. (c).................       141,867
                                                             -------------
                                                                 4,572,025
                                                             -------------

              AIR FREIGHT & COURIERS--0.2%
       11,551 EGL, Inc. (b).................................       307,257
        6,933 Forward Air Corp. (b).........................       259,294
        1,990 Hub Group, Inc................................        67,859
                                                             -------------
                                                                   634,410
                                                             -------------

              AIRLINES--0.7%
       26,966 AirTran Holdings, Inc. (b)....................       381,299
        7,947 Alaska Air Group, Inc. (b) (c)................       189,695
       12,931 America West Holding Corp. (Class B) (b) (c)..       117,414
       13,669 Atlantic Coast Airlines Holdings, Inc. (b) (c)        78,460
       23,355 Continental Airlines, Inc. (Class B) (b) (c)..       265,546
       34,624 Delta Air Lines, Inc..........................       246,523
       12,264 ExpressJet Holdings, Inc. (b) (c).............       148,885
       12,420 Frontier Airlines, Inc. (b) (c)...............       135,130
        8,385 Mesa Air Group, Inc. (b) (c)..................        67,835
       24,109 Northwest Airlines Corp. (c)..................       268,092
        6,527 Pinnacle Airline Corp.........................        73,755
       17,608 SkyWest, Inc..................................       306,555
                                                             -------------
                                                                 2,279,189
                                                             -------------

              AUTO COMPONENTS--1.1%
        4,734 Aftermarket Technology Corp. (c)..............        78,111
       22,158 ArvinMeritor, Inc.............................       433,632
        3,417 Bandag, Inc...................................       152,159

                                                                  VALUE
        SHARES                                                   (NOTE 1)
       ---------------------------------------------------------------------

                   AUTO COMPONENTS--(CONTINUED)
          5,689    Collins & Aikman Corp...................... $      31,802
         21,039    Cooper Tire & Rubber Co....................       483,897
          7,574    Exide Technologies, Inc....................       154,888
         12,266    Hayes Lemmerz International, Inc...........       185,217
          4,984    Keystone Automotive Industries, Inc. (b)...       139,004
          4,876    LKQ Corp...................................        90,352
          4,743    Midas, Inc.................................        82,528
          8,253    Modine Manufacturing Co....................       262,858
          2,214    Noble International, Ltd...................        54,841
          3,084    Sauer-Danfoss, Inc.........................        52,644
          4,312    Standard Motor Products, Inc...............        63,516
          4,567    Stoneridge, Inc. (b).......................        77,639
            979    Strattec Security Corp.....................        66,993
          7,938    Superior Industries International, Inc. (c)       265,526
         14,015    Tenneco Automotive, Inc....................       185,418
         48,579    The Goodyear Tire & Rubber Co. (c).........       441,583
          6,647    Tower Automotive, Inc. (b) (c).............        24,195
         41,307    Visteon Corp. (c)..........................       482,053
                                                               -------------
                                                                   3,808,856
                                                               -------------

                   AUTOMOBILES--0.3%
          4,974    Coachmen Industries, Inc. (c)..............        79,534
          9,051    Monaco Coach Corp. (b) (c).................       254,967
         11,164    Thor Industries, Inc.......................       373,547
          8,182    Winnebago Industries, Inc. (c).............       305,025
                                                               -------------
                                                                   1,013,073
                                                               -------------

                   BEVERAGES--0.1%
          2,640    Boston Beer, Inc. (b) (c)..................        53,170
          1,254    Coca-Cola Bottling Co......................        72,594
          3,249    The Robert Mondavi Corp. (b)...............       120,278
                                                               -------------
                                                                     246,042
                                                               -------------

                   BIOTECHNOLOGY--3.2%
         26,137    Abgenix, Inc. (b)..........................       306,326
          9,511    Accelrys, Inc. (c).........................        93,778
          8,652    Albany Molecular Research, Inc. (b) (c)....       111,870
          6,999    Alexion Pharmaceuticals, Inc. (b) (c)......       130,181
         28,720    Alkermes, Inc. (b) (c).....................       390,592
         25,586    Applera Corp...............................       294,495
         18,423    Avant Immunotherapeutics, Inc. (b) (c).....        49,005
         17,243    Axonyx, Inc................................        90,353
          5,585    Bio-Rad Laboratories, Inc. (b).............       328,733
          6,782    Bioenvision, Inc...........................        59,410
         24,964    BioMarin Pharmaceutical, Inc. (b) (c)......       149,784
          6,705    Bioveris Corp..............................        55,786
          5,743    Cancervax Corp.............................        43,704
         14,634    Cell Genesys, Inc..........................       152,047
         16,619    Cell Therapeutics, Inc. (b) (c)............       122,482
         13,763    Cepheid, Inc. (c)..........................       158,825
          7,139    Ciphergen Biosystems, Inc. (b) (c).........        52,257
         15,079    Corixa Corp. (c)...........................        70,419
         13,847    Cubist Pharmaceuticals, Inc. (b) (c).......       153,702
         15,347    CuRagen Corp. (b)..........................        92,235

 See accompanying notes to statement of investments and financial statements.

                                    MSF-182

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                  BIOTECHNOLOGY--(CONTINUED)
           11,321 CV Therapeutics, Inc. (b) (c).......... $     189,740
            5,322 Cytogen Corp...........................        84,620
           16,241 Decode Genetics, Inc. (b) (c)..........       138,049
           18,686 Dendreon Corp. (b) (c).................       228,904
            4,926 Digene Corp. (b) (c)...................       179,947
            6,478 Diversa Corp. (b) (c)..................        65,622
           18,216 Encysive Pharmaceuticals, Inc. (b).....       154,836
            7,369 Enzo Biochem, Inc. (b) (c).............       110,535
           15,476 Enzon Pharmaceuticals, Inc. (b) (c)....       197,474
           20,509 Exelixis, Inc. (b) (c).................       206,936
                1 Genta, Inc. (b)........................             3
           15,720 Geron Corp. (b) (c)....................       127,175
           41,437 Human Genome Sciences, Inc. (b)........       481,912
           13,631 ILEX Oncology, Inc. (b)................       340,639
            6,297 Immunogen, Inc. (b) (c)................        38,475
           13,826 Immunomedics, Inc. (b) (c).............        67,333
           25,515 Incyte Genomics, Inc. (b) (c)..........       194,935
           13,482 Indevus Pharmaceuticals, Inc. (c)......        82,914
           10,030 InterMune, Inc. (b) (c)................       154,663
           15,866 ISIS Pharmaceuticals, Inc. (b) (c).....        91,071
            3,946 KOS Pharmaceuticals, Inc. (b)..........       130,100
            7,117 Kosan Biosciences, Inc. (b)............        56,224
           20,699 Lexicon Genetics, Inc. (b) (c).........       162,280
            9,504 Lifecell Corp..........................       107,300
            7,549 Luminex Corp. (b) (c)..................        75,943
            7,779 Maxygen, Inc. (b) (c)..................        82,224
           26,231 Medarex, Inc. (c)......................       191,224
            9,328 Myriad Genetics, Inc. (b) (c)..........       139,174
           19,772 Nabi Biopharmaceuticals................       281,158
            5,600 Neopharm, Inc. (b) (c).................        57,848
            5,793 Neose Technologies, Inc. (b)...........        48,256
            9,484 Nuvelo, Inc............................        91,236
           10,884 Onyx Pharmaceuticals, Inc. (b) (c).....       461,046
           13,839 Orasure Technologies, Inc. (b) (c).....       134,653
            5,581 Peregrine Pharmaceuticals, Inc. (b) (c)         8,204
           14,068 Praecis Pharmaceuticals, Inc. (b)......        53,458
            3,703 Progenics Pharmaceuticals, Inc. (b)....        62,359
           12,117 Regeneron Pharmaceuticals, Inc. (b)....       127,592
           15,845 Sciclone Pharmaceuticals, Inc. (b) (c).        80,968
           13,423 Seattle Genetics, Inc. (c).............        94,364
            7,495 Serologicals Corp. (b).................       149,825
            7,862 Tanox, Inc. (b) (c)....................       149,928
           13,105 Techne Corp. (b) (c)...................       569,412
           13,513 Telik, Inc. (b) (c)....................       322,555
            9,718 Transkaryotic Therapies, Inc. (b) (c)..       145,381
            5,748 United Therapeutics Corp. (b) (c)......       147,436
           27,286 Vertex Pharmaceuticals, Inc. (b) (c)...       295,780
           16,413 Vicuron Pharmaceuticals, Inc. (b)......       206,147
            5,091 Zymogenetics, Inc. (c).................        96,729
                                                          -------------
                                                             10,570,571
                                                          -------------

                  BUILDING PRODUCTS--0.9%
            2,625 Aaon, Inc. (c).........................        52,999
            1,825 American Woodmark Corp. (c)............       109,226
            7,709 Apogee Enterprises, Inc. (c)...........        80,174

                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                  BUILDING PRODUCTS--(CONTINUED)
           12,729 Comfort Systems USA, Inc. (b).......... $      81,338
            2,468 Drew Industries, Inc...................       100,448
            7,592 ElkCorp................................       181,752
            8,946 Griffon Corp. (b) (c)..................       199,317
           21,063 Jacuzzi Brands, Inc....................       169,768
           15,589 Lennox International, Inc. (c).........       282,161
            6,214 NCI Building Systems, Inc. (b).........       202,266
            5,870 Simpson Manufacturing, Inc. (b)........       329,424
            3,091 Technical Olympic USA, Inc.............        68,867
            3,357 Trex Co., Inc. (b) (c).................       126,727
            5,221 Universal Forest Products, Inc.........       168,377
           10,126 USG Corp. (b) (c)......................       178,015
            7,183 Watsco, Inc. (c).......................       201,627
           12,877 York International Corp................       528,858
                                                          -------------
                                                              3,061,344
                                                          -------------

                  CAPITAL MARKETS--0.5%
            7,766 Affiliated Managers Group, Inc. (b) (c)       391,173
            6,592 eSPEED, Inc. (b) (c)...................       116,349
           13,059 Investment Technology Group, Inc.......       167,025
           37,025 Knight Trading Group, Inc..............       370,990
           17,128 LaBranche & Co., Inc...................       144,218
            9,714 MCG Capital Corp. (c)..................       149,401
            6,347 Piper Jaffray Co. (b)..................       287,075
            3,310 Sanders Morris Haris Group, Inc. (c)...        48,823
            4,630 SWS Group, Inc.........................        70,839
                                                          -------------
                                                              1,745,893
                                                          -------------

                  CHEMICALS--2.6%
           10,504 A. Schulman, Inc. (c)..................       225,731
           19,169 Airgas, Inc............................       458,331
            9,750 Albemarle Corp. (c)....................       308,588
            1,689 American Vanguard Corp.................        56,970
            7,821 Arch Chemicals, Inc....................       225,401
           11,412 Calgon Carbon Corp. (b) (c)............        76,460
            7,628 Cambrex Corp...........................       192,454
           32,700 Crompton Corp..........................       206,010
           12,371 Cytec Industries, Inc..................       562,262
           12,616 Ferro Corp.............................       336,595
           11,367 FMC Corp. (b)..........................       490,031
            9,910 Georgia Gulf Corp......................       355,373
           16,181 Great Lakes Chemical Corp..............       437,858
           10,095 H.B. Fuller Co.........................       286,698
           10,970 Headwaters, Inc. (b) (c)...............       284,452
           35,083 Hercules, Inc..........................       427,662
           38,480 IMC Global, Inc........................       515,632
                1 Kronos Worldwide, Inc..................             6
            8,894 MacDermid, Inc.........................       301,062
           22,342 Millennium Chemicals, Inc. (b).........       386,964
            6,176 Minerals Technologies, Inc.............       358,208
            4,951 NewMarket Corp.........................       106,298
            3,588 Octel Corp. (b)........................        94,472
           22,605 Olin Corp. (c).........................       398,300
           10,079 OM Group, Inc..........................       332,708
            9,810 Omnova Solutions, Inc..................        59,841

 See accompanying notes to statement of investments and financial statements.

                                    MSF-183

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                CHEMICALS--(CONTINUED)
         28,510 PolyOne Corp............................... $     212,114
          3,229 Quaker Chemical Corp. (c)..................        89,185
         15,249 Sensient Technologies Corp. (c)............       327,549
          9,017 Spartech Corp. (c).........................       233,901
          8,862 Symyx Technologies, Inc. (b)...............       213,751
         13,078 Terra Industries, Inc. (b).................        73,629
         21,867 W.R. Grace & Co. (b).......................       135,575
                                                            -------------
                                                                8,770,071
                                                            -------------

                COMMERCIAL BANKS--8.6%
          3,372 1st Source Corp............................        84,233
          4,488 ABC Bancorp (c)............................        91,286
          4,234 Alabama National Bancorp (b) (c)...........       234,860
          8,854 Amcore Financial, Inc......................       267,037
          3,389 Americanwest Bancorp (c)...................        64,899
          6,914 Anchor Bancorp Wisconsin, Inc. (b).........       182,806
          3,317 Arrow Financial Corp.......................       101,003
          1,443 Bancfirst Corp. (b)........................        86,219
         24,546 BancorpSouth, Inc. (b).....................       553,021
          5,282 Bank of Granite Corp. (b) (c)..............       110,447
          3,236 Bank of the Ozarks, Inc. (c)...............        75,399
          3,581 Banner Corp. (c)...........................       104,064
          8,791 Boston Private Financial Holdings, Inc. (c)       203,600
          2,104 Bryn Mawr Bank Corp. (c)...................        47,866
          2,895 BSB Bancorp, Inc. (b)......................       102,917
          3,279 Camden National Corp.......................       108,437
          2,901 Capital City Bank Group, Inc. (c)..........       114,851
          1,687 Capital Corp. of The West..................        65,523
          3,480 Capitol Bancorp, Ltd. (c)..................        90,515
          6,290 Cascade Bancorp (c)........................       116,239
          7,073 Cathay Bancorp, Inc. (b) (c)...............       471,769
          1,549 CB Bancshares, Inc. (c)....................       144,367
          2,576 Central Coast Bancorp (b)..................        47,141
          5,139 Central Pacific Financial Corp. (c)........       141,323
          7,044 Chemical Financial Corp....................       259,853
         11,905 Chittenden Corp. (c).......................       418,461
         13,797 Citizens Banking Corp. (b).................       428,397
          2,666 City Bank (b) (c)..........................        85,365
          4,947 City Holdings Co. (b)......................       156,226
          2,312 Cobiz, Inc. (c)............................        31,975
          1,620 Columbia Bancorp (c).......................        47,336
          4,649 Columbia Banking Systems, Inc. (b).........       103,208
         12,596 Commercial Federal Corp....................       341,352
          8,824 Community Bank Systems, Inc................       201,099
          4,002 Community Bank, Inc. (c)...................       117,539
          4,453 Community Trust Bancorp, Inc. (c)..........       135,817
          5,466 Corus Bankshares, Inc. (b) (c).............       224,707
         12,916 CVB Financial Corp.........................       281,310
         10,912 Dime Community Bancorp, Inc. (b)...........       190,742
          6,262 Downey Financial Corp......................       333,452
         16,082 East West Bancorp, Inc.....................       493,717
         14,804 F.N.B. Corp. (b)...........................       302,002
          2,613 F.N.B. Corp. (Virginia)....................        75,307
          2,164 Farmers Capital Bank Corp..................        77,363
          2,776 Financial Institutions, Inc. (c)...........        68,567

                                                               VALUE
          SHARES                                              (NOTE 1)
         ----------------------------------------------------------------

                     COMMERCIAL BANKS--(CONTINUED)
            2,999    First Bancorp (c)..................... $     100,257
            3,180    First Busey Corp. (c).................        92,983
           10,613    First Charter Corp....................       231,257
            1,771    First Citizens BancShares, Inc. (c)...       216,062
           21,349    First Commonwealth Financial Corp. (c)       276,897
            3,632    First Community Bancorp, Inc..........       139,614
            3,168    First Community Bancshares, Inc. (c)..       106,128
            6,905    First Federal Capital Corp............       192,166
           11,494    First Financial Bancorp (c)...........       203,674
            3,871    First Financial Bankshares, Inc. (c)..       162,311
            4,482    First Financial Corp. (c).............       142,976
            4,175    First Financial Holdings, Inc.........       120,282
            4,689    First Indiana Corp....................        89,325
            5,398    First Merchants Corp..................       140,078
           14,807    First Midwest Bancorp, Inc............       521,354
           15,302    First National Bankshares, Inc........       289,967
            2,847    First Oak Brook Bancshares, Inc.......        86,264
            4,202    First Republic Bank (b)...............       181,022
            7,905    First Sentinel Bancorp, Inc. (c)......       162,448
            2,468    First State Bancorp...................        75,817
            6,046    FirstFed Financial Corp. (b) (c)......       251,514
            5,439    Frontier Financial Corp...............       190,039
            2,009    GB&T Bancshares, Inc. (c).............        48,009
            2,859    German American Bancorp (c)...........        48,031
            8,685    Glacier Bancorp, Inc..................       244,656
           12,586    Gold Banc Corp., Inc..................       195,083
            4,488    Great Southern Bancorp, Inc. (c)......       131,274
           16,355    Greater Bay Bancorp (c)...............       472,660
            9,534    Hancock Holding Co. (c)...............       277,058
            2,857    Hanmi Financial Corp. (b) (c).........        84,292
            7,474    Harbor Florida Bancshares, Inc. (b)...       205,610
            8,474    Harleysville National Corp............       216,934
            3,117    Heartland Financial USA, Inc. (c).....        57,197
            4,121    Humboldt Bancorp......................        86,170
            2,399    IBERIABANK Corp. (c)..................       141,973
            4,782    Independent Bank Corp. (Massachusetts)       138,439
            5,126    Independent Bank Corp. (Michigan) (c).       130,200
            5,066    Integra Bank Corp. (c)................       111,604
            4,716    Interchange Financial Services Corp...       117,334
            6,221    Irwin Financial Corp. (c).............       164,234
            4,639    Lakeland Bancorp, Inc. (c)............        74,873
            2,403    Lakeland Financial Corp...............        80,501
            2,921    Macatawa Bank Corp. (c)...............        80,298
            8,506    MAF Bancorp, Inc. (c).................       363,036
            4,406    Main Street Bank, Inc. (c)............       123,809
            3,385    Mainsource Financial Group, Inc.......        68,716
            5,295    MB Financial, Inc.....................       194,909
            5,287    MBT Financial Corp. (c)...............        96,329
            2,229    Mercantile Bankcorp...................        81,247
            8,118    Mid-State Bancshares (c)..............       190,854
            3,558    Midwest Bank Holdings, Inc. (c).......        79,343
            5,666    Nara Bancorp, Inc.....................        97,059
            7,751    National Penn Bancshares, Inc. (b) (c)       230,515
            1,956    NBC Capital Corp. (c).................        52,792
           11,549    NBT Bancorp, Inc......................       258,005

 See accompanying notes to statement of investments and financial statements.

                                    MSF-184

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                COMMERCIAL BANKS--(CONTINUED)
         16,110 Net.Bank, Inc. (b) (c)..................... $     176,082
          2,840 Oceanfirst Financial Corp..................        68,018
         13,008 Ocwen Financial Corp. (b) (c)..............       156,616
         21,103 Old National Bancorp.......................       523,988
          2,450 Old Second Bancorp, Inc. (c)...............       129,238
          2,685 Omega Financial Corp.......................        92,445
          5,819 Oriental Financial Group, Inc. (c).........       157,520
         14,488 Pacific Capital Bancorp....................       407,538
          4,350 Park National Corp.........................       555,539
          2,725 Peapack Gladstone Financial Corp. (c)......        87,527
          3,164 Pennrock Financial Services Corp. (c)......        95,553
          3,541 Peoples Bancorp, Inc.......................        94,155
          3,265 Peoples Holding Co.........................       112,838
          4,312 PFF Bancorp, Inc. (b)......................       160,579
          4,856 PrivateBankcorp, Inc. (c)..................       133,346
          4,492 Prosperity Bancshares, Inc.................       109,380
         12,862 Provident Bancorp, Inc.....................       146,627
          8,239 R & G Financial Corp. (Class B)............       272,381
         20,146 Republic Bancorp, Inc. (c).................       280,029
          3,568 Republic Bancorp, Inc. (Class A) (b) (c)...        72,038
          5,182 Riggs National Corp. (c)...................       109,444
          7,607 S & T Bancorp, Inc. (c)....................       243,272
          4,678 S. Y. Bancorp, Inc. (c)....................       109,512
          4,335 Sandy Spring Bancorp, Inc. (c).............       150,641
          3,169 SCBT Financial Corp. (c)...................        95,545
          4,108 Seacoast Banking Corp......................        85,980
          9,224 Seacoast Financial Services Corp...........       319,150
          2,918 Second Bancorp, Inc........................        91,304
          1,327 Security Bank Corp. (c)....................        46,113
         11,253 Silicon Valley Bancshares (b) (c)..........       446,181
          4,677 Simmons First National Corp................       121,742
          1,753 Smithtown Bancorp..........................        71,312
          5,040 Southern Community Financial Corp..........        52,618
          2,358 Southside Bancshares, Inc. (c).............        49,518
         10,925 Southwest Bancorp of Texas, Inc............       482,011
          3,848 Southwest Bancorp, Inc. (Oklahoma).........        70,226
          2,287 State Bancorp, Inc.........................        55,869
          1,797 State Financial Services Corp..............        53,299
          4,287 Sterling Bancorp (c).......................       118,407
         14,150 Sterling Bancshares, Inc...................       200,789
          6,388 Sterling Financial Corp. (Pennsylvania) (c)       166,280
          7,637 Sterling Financial Corp. (Washington)......       243,391
          3,640 Suffolk Bancorp (c)........................       118,664
          3,231 Sun Bancorp, Inc. (New Jersey) (b).........        68,691
         14,701 Susquehanna Bancshares, Inc................       369,877
          6,970 Texas Capital Bancshares, Inc. (b).........       115,702
          8,342 Texas Regional Bancshares, Inc.............       382,981
          2,684 Tompkins Trustco, Inc......................       127,490
          4,816 TriCo Bancshares...........................        91,022
         22,047 TrustCo Bank Corp. (c).....................       288,816
          4,841 UMB Financial Corp.........................       249,892
         10,025 Umpqua Holdings Corp. (c)..................       210,425
          3,102 Union Bankshares Corp. (c).................        98,023
          9,757 United Community Bank, Inc. (c)............       245,681
          9,993 United Community Financial Corp. (c).......       129,909
          2,473 Univest Corp...............................       126,123




                                                               VALUE
       SHARES                                                 (NOTE 1)
      -------------------------------------------------------------------

               COMMERCIAL BANKS--(CONTINUED)
         7,422 Unizan Financial Corp....................... $     193,714
         5,044 USB Holding, Inc. (b) (c)...................       115,608
         2,581 Virginia Financial Group, Inc. (c)..........        88,657
         4,321 Washington Trust Bancorp, Inc...............       112,216
         5,124 Wesbanco, Inc...............................       149,262
         5,309 West Bancorp, Inc. (c)......................        92,854
         5,829 West Coast Bancorp (c)......................       124,974
        10,096 Westamerica Bancorp.........................       529,535
         1,846 Western Sierra Bancorp (c)..................        57,171
         2,381 Wilshire State Bank.........................        58,382
         6,053 Wintrust Financial Corp.....................       305,737
         2,780 Yardville National Bancorp (c)..............        69,500
                                                            -------------
                                                               28,634,043
                                                            -------------

               COMMERCIAL SERVICES & SUPPLIES--3.5%
        13,463 ABM Industries, Inc. (b) (c)................       262,125
        11,582 ActivCard Corp. (c).........................        84,085
         7,106 Administaff, Inc. (b).......................       117,960
         3,132 AMERCO (b) (c)..............................        74,385
         3,227 Angelica Corp. (c)..........................        81,030
        10,598 Arbitron, Inc. (b) (c)......................       387,039
         8,393 Banta Corp..................................       372,733
        13,220 Bowne & Co., Inc............................       209,537
         4,650 Bright Horizons Family Solutions, Inc. (b)..       249,286
         6,512 Casella Waste Systems, Inc. (b) (c).........        85,633
         4,462 CCC Information Services Group, Inc. (c)....        74,917
         4,048 CDI Corp....................................       140,061
         6,047 Central Parking Corp. (c)...................       113,018
        15,710 Century Business Services, Inc. (b).........        68,496
         2,845 Charles River Associates, Inc. (c)..........        88,053
         5,201 Clark, Inc. (c).............................        96,479
         7,163 Coinstar, Inc. (b) (c)......................       157,371
         3,708 Consolidated Graphics, Inc. (c).............       163,337
         3,593 Cornell Cos., Inc. (c)......................        48,865
         5,286 CoStar Group, Inc. (b)......................       242,786
        18,375 Darling International, Inc..................        77,175
        16,617 eFunds Corp. (b)............................       290,797
         5,559 Electro Rent Corp. (b)......................        58,203
         5,451 Ennis Business Forms, Inc. (c)..............       106,294
        12,858 Exult, Inc. (b) (c).........................        69,176
        14,750 FTI Consulting, Inc. (b) (c)................       243,375
         5,202 G&K Services, Inc...........................       209,068
         7,661 Gevity HR, Inc. (c).........................       200,642
         6,403 Healthcare Services Group, Inc..............        97,966
         5,879 Heidrick & Struggles International, Inc. (b)       174,489
         2,562 Hudson Highland Group, Inc. (b) (c).........        78,551
         5,500 Imagistics International, Inc. (c)..........       194,700
         4,658 IMCO Recycling, Inc. (c)....................        61,579
         9,915 InfoUSA, Inc. (b)...........................       100,538
         2,414 Intersections, Inc..........................        57,912
         6,979 Ionics, Inc. (b) (c)........................       197,157
         9,491 John H. Harland Co. (c).....................       278,561
         6,631 Kelly Services, Inc. (Class A) (c)..........       197,604
        10,117 Korn/Ferry International, Inc. (b)..........       195,966
        11,416 Kroll, Inc. (b) (c).........................       421,022

 See accompanying notes to statement of investments and financial statements.

                                    MSF-185

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCK--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
       ------------------------------------------------------------------

                COMMERCIAL SERVICES & SUPPLIES--(CONTINUED)
         15,773 Labor Ready, Inc. (b) (c).................. $     244,481
          2,636 Landauer, Inc..............................       117,724
          3,372 Layne Christensen Co.......................        55,807
          4,356 LECG Corp. (b).............................        75,402
          2,489 McGrath Rent Corp..........................        91,969
          3,555 Medis Technologies, Ltd. (b) (c)...........        57,662
          2,518 MemberWorks, Inc. (b) (c)..................        74,583
          4,435 Mobile Mini, Inc. (b) (c)..................       125,998
          2,630 National Processing, Inc. (b)..............        75,613
         15,951 Navigant Consulting Co. (b)................       341,989
          7,784 NCO Group, Inc. (b)........................       207,755
         12,391 NDCHealth Corp.............................       287,471
          3,127 PrePaid Legal Services, Inc. (b) (c).......        74,516
         12,961 PRG-Shultz International, Inc. (b) (c).....        70,897
          7,014 Rollins, Inc...............................       161,392
         15,295 Sotheby's Holdings, Inc. (Class A) (c).....       244,108
          5,056 SOURCECORP, Inc. (b).......................       139,141
         23,157 Spherion Corp. (b).........................       234,812
          4,433 Strayer Education, Inc.....................       494,590
         12,520 Teletech Holdings, Inc. (b) (c)............       109,800
         17,868 Tetra Technologies, Inc. (b)...............       291,606
          3,388 The Geo Group, Inc. (c)....................        69,115
         13,845 United Rentals, Inc. (b) (c)...............       247,687
         10,880 United Stationers, Inc. (b)................       432,154
          4,571 Universal Technical Institute, Inc. (b)....       182,703
          3,672 Volt Information Sciences, Inc. (b) (c)....       115,705
         13,455 Waste Connections, Inc. (b)................       399,075
          9,962 Watson Wyatt & Co. Holdings (b)............       265,487
                                                            -------------
                                                               11,717,213
                                                            -------------

                COMMUNICATIONS EQUIPMENT--2.3%
         38,048 Adaptec, Inc. (b)..........................       321,886
         10,034 Airspan Networks, Inc......................        55,588
          8,998 Anaren Microwave, Inc. (b) (c).............       147,027
         28,170 Arris Group, Inc. (b) (c)..................       167,330
         13,177 Aspect Communications, Inc. (b)............       187,113
          5,944 Audiovox Corp. (b).........................       100,335
          4,664 Avanex Corp. (c)...........................        18,143
          3,876 Bel Fuse, Inc. (Class B) (b)...............       161,629
          5,584 Black Box Corp. (c) (j)....................       263,900
              1 Bookham Technology, Plc. (ADR).............             0
         82,648 Brocade Communications Systems, Inc. (b)...       494,235
         13,999 C-COR.net Corp. (b)........................       144,050
         14,025 Cable Design Technologies Corp. (b) (c)....       148,665
         18,589 CommScope, Inc. (b)........................       398,734
          4,962 Comtech Telecommunications Corp. (c).......       111,943
         90,257 Corvis Corp. (c)...........................       127,262
          7,205 Digi International, Inc....................        77,238
          9,747 Ditech Communications Corp.................       227,495
         65,400 Eagle Broadband, Inc.......................        64,746
          9,320 Echelon Corp. (c)..........................       104,291
         26,223 Emulex Corp. (b)...........................       375,251
         72,093 Enterasys Networks, Inc....................       152,116
         34,949 Extreme Networks, Inc. (b) (c).............       192,918
         11,072 F5 Networks, Inc. (b) (c)..................       293,187

                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                COMMUNICATIONS EQUIPMENT--(CONTINUED)
         13,487 FalconStor Software, Inc. (c)............. $     104,120
         25,567 Finisar Corp. (c).........................        50,623
         24,790 Harmonic, Inc. (b) (c)....................       211,211
          7,313 Inter-Tel, Inc............................       182,606
          8,194 Ixia (b)..................................        80,629
         37,911 McDATA Corp. (Class A) (b)................       203,961
         37,106 MRV Communications, Inc. (b) (c)..........       101,670
          7,562 Network Equipment Technologies, Inc. (b)..        61,706
         15,360 NMS Communications Corp. (b)..............       113,357
          6,025 Novatel Wireless, Inc.....................       159,662
         10,315 Oplink Communications, Inc. (b) (c).......        19,805
          7,945 PC-TEL, Inc. (b)..........................        93,751
         33,023 Powerwave Technologies, Inc. (b) (c)......       254,277
         14,460 Redback Networks, Inc. (b)................        92,689
         14,781 REMEC, Inc. (b) (c).......................        93,416
         66,751 Sonus Networks, Inc. (b) (c)..............       319,070
          5,708 Spectralink Corp. (b) (c).................        85,049
         27,509 Stratex Networks, Inc (c).................        81,152
         46,814 Sycamore Networks, Inc. (c)...............       198,023
         12,518 Symmetricom, Inc. (b).....................       111,410
         18,063 Tekelec, Inc..............................       328,205
          8,138 ViaSat, Inc. (b)..........................       203,043
         14,599 Westell Technologies, Inc. (b)............        74,455
         13,946 Zhone Technologies, Inc. (c)..............        54,389
                                                           -------------
                                                               7,613,361
                                                           -------------

                COMPUTERS & PERIPHERALS--1.5%
         21,975 Advanced Digital Information Corp. (b) (c)       213,157
          5,226 Applied Films Corp. (c)...................       151,658
          6,692 Carrier Access Corp. (b)..................        79,769
              1 Concurrent Computer Corp. (b).............             2
          6,789 Covansys Corp. (b)........................        70,130
         22,645 Cray, Inc. (c)............................       149,910
         13,944 Dot Hill Systems Corp. (b)................       156,312
         17,080 Electronics for Imaging, Inc. (b).........       482,681
         71,346 Gateway, Inc. (b).........................       321,057
          8,041 Hutchinson Technology, Inc. (b) (c).......       197,728
         16,588 Hypercom Corp. (b) (c)....................       140,169
         11,298 Imation Corp..............................       481,408
         13,242 InFocus Corp. (b).........................       112,557
         12,772 Intergraph Corp. (b)......................       330,284
         16,468 Iomega Corp...............................        91,891
          9,542 Komag, Inc. (c)...........................       133,302
         21,410 Lexar Media, Inc. (b) (c).................       143,019
          8,312 Mobility Electronics, Inc.................        69,987
          3,364 Overland Storage, Inc. (b)................        44,708
         13,152 PalmOne, Inc. (c).........................       457,295
         13,297 Paradyne Corp. (b)........................        73,133
         21,550 Pinnacle Systems, Inc. (b) (c)............       154,082
          8,252 Presstek, Inc. (b) (c)....................        86,729
         58,375 Quantum Corp. (b) (c).....................       180,962
          5,214 SBS Technologies, Inc. (b)................        83,789
         84,739 Silicon Graphics, Inc. (b) (c)............       186,426
          3,679 Stratasys, Inc. (c).......................        91,092
          7,184 Synaptics, Inc. (c).......................       137,574

 See accompanying notes to statement of investments and financial statements.

                                    MSF-186

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 COMPUTERS & PERIPHERALS--(CONTINUED)
           2,858 Transact Technologies, Inc.............. $      90,370
          58,718 Xybernaut Corp. (b).....................        98,059
                                                          -------------
                                                              5,009,240
                                                          -------------

                 CONSTRUCTION & ENGINEERING--0.6%
          15,186 Dycom Industries, Inc. (b)..............       425,208
           4,831 EMCOR Group, Inc. (b)...................       212,467
          11,649 Granite Construction, Inc...............       212,361
           7,451 Insituform Technologies, Inc. (b) (c)...       121,228
          10,578 Integrated Electrical Services, Inc. (b)        85,153
          17,359 Quanta Services, Inc. (b) (c)...........       107,973
          21,629 Shaw Group, Inc. (b) (c)................       219,102
          10,056 URS Corp. (b)...........................       275,534
           9,687 Walter Industries, Inc. (c).............       131,937
           8,886 Washington Group International, Inc. (c)       318,919
                                                          -------------
                                                              2,109,882
                                                          -------------

                 CONSTRUCTION MATERIALS--0.3%
           6,834 Amcol International Corp. (c)...........       129,504
           2,386 Ameron International Corp...............        81,434
           5,883 Eagle Materials, Inc. (c)...............       417,811
           6,326 Texas Industries, Inc...................       260,442
                                                          -------------
                                                                889,191
                                                          -------------

                 CONSUMER FINANCE--0.2%
           7,251 Advanta Corp............................       166,193
           9,980 Cash America International, Inc.........       229,540
           2,405 Credit Acceptance Corp. (b) (c).........        36,243
           4,106 Encore Capital Group, Inc...............        54,240
           8,463 Metris Cos., Inc. (c)...................        73,544
           4,397 Portfolio Recovery Associates, Inc. (c).       121,225
           5,173 World Acceptance Corp. (b)..............        94,821
                                                          -------------
                                                                775,806
                                                          -------------

                 CONTAINERS & PACKAGING--0.7%
           3,375 Anchor Glass Container Corp. (b)........        45,664
          10,735 Caraustar Industries, Inc. (c)..........       151,471
           6,265 Chesapeake Corp.........................       167,150
          52,569 Crown Holdings, Inc. (144A) (b).........       524,113
          21,515 Graphic Packaging Corp. (b).............       186,105
           4,285 Greif Brothers Corp.....................       181,041
           9,322 Jarden Corp. (c)........................       335,499
          18,178 Longview Fibre Co.......................       267,762
           7,908 Myers Industries, Inc...................       111,503
           8,078 Rock Tennessee Co.......................       136,922
           3,588 Silgan Holdings, Inc. (b)...............       144,632
                                                          -------------
                                                              2,251,862
                                                          -------------

                 DISTRIBUTORS--0.2%
           5,015 Advanced Marketing Services, Inc. (c)...        64,744
           6,056 Applied Industrial Technologies, Inc....       182,407
           7,777 Handleman Co. (b) (c)...................       180,115
           6,970 Navarre Corp............................       100,298
           5,858 WESCO International, Inc. (b) (c).......       107,787
                                                          -------------
                                                                635,351
                                                          -------------

                                                                    VALUE
     SHARES                                                        (NOTE 1)
    --------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES--0.8%
       2,998    Ace Cash Express, Inc........................... $      77,019
      19,866    Apollo Investment Corp..........................       273,555
       3,146    Asta Funding, Inc...............................        54,740
       2,071    BKF Capital Group, Inc. (b).....................        60,163
         913    Capital Southwest Corp..........................        72,154
      12,204    Commercial Capital Bancorp, Inc. (c)............       211,984
       4,838    CompuCredit Corp. (b)...........................        83,697
       7,283    Euronet Worldwide, Inc. (c).....................       168,456
       5,194    Financial Federal Corp..........................       183,140
       3,911    First Cash Financial Services...................        83,226
      14,838    GATX Corp. (c)..................................       403,594
       3,410    iPayment, Inc...................................       139,810
      10,649    National Financial Partners Corp................       375,590
      11,942    United Bankshares, Inc. (b).....................       388,115
                                                                 -------------
                                                                     2,575,243
                                                                 -------------

                DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
      20,292    Alamosa Holdings, Inc. (b)......................       149,146
       6,443    Brightpoint, Inc................................        88,591
      77,730    Cincinnati Bell, Inc............................       345,121
       6,664    Commonwealth Telephone Enterprises, Inc. (b) (c)       298,347
       5,790    CT Communications, Inc..........................        87,140
       4,291    D & E Communications, Inc.......................        57,585
      14,465    General Communication, Inc. (Class A) (b).......       114,852
       4,979    Golden Telecom, Inc. (b) (c)....................       140,109
      11,826    Interactive Data Corp...........................       206,009
      17,752    Interdigital Commerce Corp. (b) (c).............       333,915
       5,162    Intrado, Inc. (b) (c)...........................        83,057
       6,619    Journal Communications, Inc.....................       124,636
       5,925    North Pittsburgh Systems, Inc. (c)..............       118,796
      23,724    Primus Telecomm Group, Inc. (b) (c).............       120,518
      16,009    PTEK Holdings, Inc..............................       184,584
       1,874    Shenandoah Telecommunications Co. (c)...........        50,598
       4,228    SureWest Communications (c).....................       133,605
       8,604    TALK America Holdings, Inc. (c).................        65,993
      99,979    Terremark Worldwide, Inc. (b)...................        84,982
       2,983    Time Warner Telecom, Inc. (Class A) (b) (c).....        12,499
      22,591    UbiquiTel, Inc. (b).............................        95,334
                                                                 -------------
                                                                     2,895,417
                                                                 -------------

                ELECTRIC UTILITIES--1.2%
       9,875    Black Hills Corp................................       311,062
       3,898    Central Vermont Public Service..................        79,870
       5,113    CH Energy Group, Inc. (c).......................       237,448
      15,704    Cleco Corp. (c).................................       282,358
      48,421    CMS Energy Corp. (c)............................       442,084
      24,131    Duquesne Light Holdings, Inc....................       465,970
      17,462    El Paso Electric Co. (b)........................       269,613
       7,585    Empire District Electric Co. (c)................       152,534
      11,721    IDACORP, Inc. (c)...............................       316,467
       6,282    MGE Energy, Inc. (c)............................       204,982
       9,134    Otter Tail Power Co. (c)........................       245,339
      18,475    PNM Resources, Inc..............................       383,726
       4,061    UIL Holdings Corp. (c)..........................       197,730
      10,118    Unisource Energy Corp. (c)......................       251,432
                                                                 -------------
                                                                     3,840,615
                                                                 -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-187

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                ELECTRICAL EQUIPMENT--1.8%
          5,573 A.O. Smith Corp. (c)...................... $     177,166
         14,750 Acuity Brands, Inc. (c)...................       398,250
          7,994 American Superconductor Corp. (b) (c).....       104,562
         10,395 Baldor Electric Co. (b)...................       242,723
          7,406 Belden, Inc. (c)..........................       158,711
          5,760 Brady Corp. (Class A) (b) (c).............       265,536
          7,062 C&D Technologies, Inc.....................       125,915
         27,299 Capstone Turbine Corp.....................        59,414
          3,668 Encore Wire Corp. (b) (c).................       101,127
          5,689 Energy Conversion Devices, Inc. (b) (c)...        64,058
         10,948 First Bancorp. (Puerto Rico)..............       446,131
          5,182 Franklin Electric, Inc....................       195,672
         14,608 FuelCell Energy, Inc. (b) (c).............       170,621
         13,691 Generale Cable Corp. (c)..................       117,058
          4,276 Genlyte Group, Inc. (b)...................       268,875
          8,744 Global Power Equipment Group, Inc.........        70,127
         29,803 GrafTech International, Ltd. (b)..........       311,739
          3,637 II-VI, Inc. (b)...........................       111,510
              1 International Bancshares Corp.............            33
          7,963 Magnetek, Inc. (b) (c)....................        66,411
          2,600 Metrologic Instruments, Inc. (c)..........        51,844
          9,904 Paxar Corp. (b)...........................       193,326
          3,227 Penn Engineering & Manufacturing Corp. (c)        69,187
         15,604 Plug Power, Inc. (c)......................       116,718
         17,724 Power-One, Inc. (b) (c)...................       194,610
         11,529 Rayovac Corp. (b) (c).....................       323,965
          9,274 Regal Beloit Corp. (c)....................       206,439
         18,698 Thomas & Betts Corp.......................       509,147
         14,983 Trustmark Corp............................       433,308
          4,659 Ultralife Batteries, Inc..................        90,198
          5,809 Valence Technology, Inc. (b) (c)..........        19,925
          6,862 Vicor Corp. (b)...........................       125,369
          3,482 Woodward Governor Co......................       251,087
          7,128 Zixit Corp. (b)...........................        56,596
                                                           -------------
                                                               6,097,358
                                                           -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
         20,349 Aeroflex, Inc. (b)........................       291,601
          9,974 Agilysys, Inc. (c)........................       137,542
          3,761 Analogic Corp. (c)........................       159,579
          9,303 Anixter International, Inc. (b)...........       316,581
          7,403 Artesyn Technologies, Inc. (b) (c)........        66,627
          3,924 BEI Technologies, Inc. (c)................       111,088
         12,651 Benchmark Electronics, Inc. (b) (c).......       368,144
         12,256 Checkpoint Systems, Inc. (b)..............       219,750
         12,714 Cognex Corp...............................       489,235
         10,406 Coherent, Inc. (b)........................       310,619
         11,406 CTS Corp. (c).............................       137,556
          2,524 Cyberoptics Corp. (b).....................        65,574
          4,716 Daktronics, Inc. (b)......................       117,664
          8,714 DDi Corp..................................        71,716
          8,486 Electro Scientific Industries, Inc. (b)...       240,239
          3,926 Excel Technology, Inc. (b)................       130,540
          7,056 Global Imaging Systems, Inc...............       258,673
         28,078 Identix, Inc. (b) (c).....................       209,743

                                                           VALUE
           SHARES                                         (NOTE 1)
          -----------------------------------------------------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--(CONTINUED)
             5,441 Intermagnetics General Corp. (b) (c) $     185,157
             6,972 Itron, Inc. (b) (c).................       159,938
             3,823 Keithley Instruments, Inc...........        84,679
            30,579 Kemet Corp. (b).....................       373,675
             7,349 Littelfuse, Inc. (b)................       311,671
             6,410 LSI Industries, Inc.................        73,715
             3,764 Maxwell Technologies, Inc. (b)......        48,556
             3,555 Measurement Specialties, Inc. (b)...        76,788
             6,102 Merix Corp. (b).....................        69,197
            11,004 Methode Electronics, Inc............       142,722
             8,240 MTS Systems Corp....................       193,228
            13,731 Newport Corp. (b)...................       222,030
             4,305 OSI Systems, Inc. (c)...............        85,799
             5,693 Park Electrochemical Corp...........       143,748
             6,134 Photon Dynamics, Inc. (b) (c).......       215,119
             4,648 Planar Systems, Inc. (b) (c)........        62,237
            14,166 Plexus Corp. (b)....................       191,241
             5,108 Rofin Sinar Technologies, Inc.......       129,692
             5,669 Rogers Corp. (b)....................       396,263
             4,045 ScanSource, Inc. (b)................       240,354
             7,737 Taser International, Inc............       335,244
            14,270 Technitrol, Inc.....................       312,513
            15,030 ThermoGenesis Corp..................        71,092
            16,848 Trimble Navigation, Ltd. (b)........       468,206
            13,244 TTM Technologies, Inc. (b)..........       156,941
             5,688 Universal Display Corp. (b) (c).....        61,089
            11,055 Varian, Inc. (b)....................       465,968
             8,538 Veeco Instruments, Inc. (b).........       220,366
             7,751 Viisage Technology, Inc.............        67,589
             2,953 Woodhead Industries, Inc............        45,653
             6,734 X-Rite, Inc.........................        97,912
             5,634 Zygo Corp. (b)......................        63,045
                                                        -------------
                                                            9,473,898
                                                        -------------

                   ENERGY EQUIPMENT & SERVICES--1.8%
             3,480 Atwood Oceanics, Inc. (b) (c).......       145,290
            11,968 Cal Dive International, Inc. (b) (c)       362,870
             3,934 Carbo Ceramics, Inc. (b) (c)........       268,496
            23,312 Global Industries, Inc. (b).........       133,345
            59,731 Grey Wolf, Inc. (b) (c).............       253,259
             3,421 Gulf Islands Fabrication, Inc. (b)..        73,996
             4,508 Gulfmark Offshore, Inc. (b) (c).....        71,136
            24,443 Hanover Compressor Co. (b) (c)......       290,872
            15,996 Helmerich & Payne, Inc..............       418,295
             4,520 Hydril Co. (b)......................       142,380
            15,720 Input/Output, Inc. (b) (c)..........       130,319
            41,450 Key Energy Services, Inc. (b).......       391,288
             9,327 Lone Star Technologies, Inc. (b)....       257,052
             2,689 Lufkin Industries, Inc..............        85,994
             5,346 Matrix Service Co. (c)..............        48,916
            13,093 Maverick Tube Corp. (b).............       343,822
            23,345 Newpark Resources, Inc. (b).........       144,739
             8,585 Oceaneering International, Inc. (b).       294,036
             6,142 Offshore Logistics, Inc. (b)........       172,713
             8,321 Oil States International, Inc. (b)..       127,311

 See accompanying notes to statement of investments and financial statements.

                                    MSF-188

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)



                                                             VALUE
         SHARES                                             (NOTE 1)
        ---------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES--(CONTINUED)
          28,519 Parker Drilling Co. (b)................. $     108,943
           6,048 Seacor Smit, Inc. (b) (c)...............       265,689
          16,381 Superior Energy Services, Inc. (b)......       164,629
           9,190 Syntroleum Corp. (b)....................        60,838
           7,798 Tetra Technologies, Inc. (b)............       209,376
          13,011 Unit Corp. (b)..........................       409,196
           5,165 Universal Compression Holdings, Inc. (b)       158,462
          10,085 Veritas DGC, Inc. (b) (c)...............       233,468
           7,837 W-H Energy Services, Inc. (b)...........       153,605
                                                          -------------
                                                              5,920,335
                                                          -------------

                 FOOD & STAPLES RETAILING--0.8%
          15,904 Casey's General Stores, Inc.............       291,043
           3,727 Central European Distribution Corp. (c).        96,567
           7,356 Duane Reade, Inc. (b) (c)...............       120,124
          10,271 Longs Drug Stores Corp..................       245,169
           3,943 Nash Finch Co. (c)......................        98,693
           3,885 Pantry, Inc.............................        84,693
          12,177 Pathmark Stores, Inc. (b) (c)...........        92,789
          14,936 Performance Food Group Co. (b)..........       396,401
          11,747 Ruddick Corp............................       263,720
           4,654 Smart & Final, Inc. (b).................        55,941
          13,680 United Natural Foods, Inc. (b)..........       395,489
           3,787 Weis Markets, Inc.......................       132,734
          10,328 Wild Oats Markets, Inc. (b).............       145,315
          27,474 Winn-Dixie Stores, Inc..................       197,813
                                                          -------------
                                                              2,616,491
                                                          -------------

                 FOOD PRODUCTS--1.1%
           5,149 American Italian Pasta Co. (Class A) (c)       156,942
           5,028 Cal Maine Foods, Inc....................        70,392
           6,202 Central Garden & Pet Co. (b) (c)........       221,846
          13,367 Chiquita Brands International, Inc. (b).       279,638
          11,602 Corn Products International, Inc........       540,073
          13,310 Delta & Pine Land Co....................       292,154
           2,440 Farmer Brothers Co. (c).................        65,465
          11,274 Flowers Foods, Inc. (c).................       294,815
           9,007 Hain Celestial Group, Inc. (b)..........       163,027
          16,121 Interstate Bakeries Corp................       174,913
           2,151 J & J Snack Foods Corp. (b).............        87,825
           2,128 John B Sanfilippo & Son, Inc. (c).......        56,860
           8,557 Lancaster Colony Corp...................       356,313
           8,560 Lance, Inc..............................       131,824
          10,351 Ralcorp Holdings, Inc. (b)..............       364,355
           2,616 Riviana Foods, Inc. (c).................        68,461
           3,570 Sanderson Farms, Inc. (c)...............       191,423
             140 Seabord Corp............................        69,713
           2,812 Tejon Ranch Co. (b) (c).................        97,858
               1 The J. M. Smucker Co....................            39
           2,959 USANA Health Sciences, Inc. (c).........        91,966
                                                          -------------
                                                              3,775,902
                                                          -------------

                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

              GAS UTILITIES--1.6%
       17,714 Atmos Energy Corp. (c)........................ $     453,478
        4,390 Cascade Natural Gas Corp. (c).................        96,887
       11,374 Energen Corp. (c).............................       545,838
        7,405 Laclede Group, Inc............................       202,971
        8,422 New Jersey Resources Corp.....................       350,187
       13,954 Nicor, Inc....................................       474,017
        9,122 Northwest Natural Gas Co......................       278,221
        5,268 NUI Corp. (c).................................        76,913
       11,889 Peoples Energy Corp...........................       501,121
       12,052 Piedmont Natural Gas, Inc.....................       514,620
        4,856 South Jersey Industries, Inc..................       213,664
       19,708 Southern Union Co. (b)........................       415,445
       10,673 Southwest Gas Corp............................       257,540
       10,964 Southwestern Energy Co. (b)...................       314,338
       15,412 WGL Holdings, Inc.............................       442,633
                                                             -------------
                                                                 5,137,873
                                                             -------------

              HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
        5,789 Abaxis, Inc...................................       109,875
        5,236 ABIOMED, Inc. (b) (c).........................        65,869
        9,144 Advanced Medical Optics, Inc..................       389,260
        6,452 Advanced Neuromodulation Systems, Inc. (b) (c)       211,626
       15,710 Align Technology, Inc.........................       298,490
        7,913 American Medical Systems Holdings, Inc. (b)...       266,668
        6,220 Arrow International, Inc. (c).................       186,102
        7,063 ArthroCare Corp. (b) (c)......................       205,392
        6,258 Biolase Technology, Inc. (c)..................        84,233
        3,879 Biosite Diagnostics, Inc. (b) (c).............       174,245
        4,978 Candela Corp..................................        48,784
       11,952 Cardiodynamics International Corp. (b) (c)....        60,358
        3,124 Closure Medical Corp. (b) (c).................        78,444
        8,536 Conceptus, Inc. (b) (c).......................        96,030
       10,292 Conmed Corp. (b)..............................       282,001
       10,194 CTI Molecular Imaging, Inc. (b) (c)...........       144,551
        5,630 Cyberonics, Inc. (b) (c)......................       187,817
        3,752 Datascope Corp. (c)...........................       148,917
        7,238 Diagnostic Products Corp......................       318,038
        5,881 DJ Orthopedics, Inc...........................       135,263
       10,506 Encore Med Corp...............................        66,188
        7,443 Epix Medical, Inc.............................       157,047
        5,699 Haemonetics Corp. (b).........................       168,975
        6,535 Hologic, Inc. (c).............................       151,939
        6,138 I Flow Corp...................................        72,797
        3,486 ICU Medical, Inc. (b) (c).....................       116,885
        6,336 Immucor, Inc. (b) (c).........................       206,237
        6,341 Integra LifeSciences Holdings Corp. (b).......       223,647
        9,865 Intuitive Surgical, Inc.......................       187,435
        8,171 Invacare Corp.................................       365,407
        4,410 Inverness Medical Innovations, Inc. (c).......        96,579
        2,566 Kensey Nash Corp. (c).........................        88,527
        7,552 Kyphon, Inc. (c)..............................       212,815
        5,912 Laserscope (c)................................       162,876
        3,447 LCA Vision, Inc...............................       100,411
       14,443 Mentor Corp. (c)..............................       495,250

 See accompanying notes to statement of investments and financial statements.

                                    MSF-189

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
       SHARES                                                 (NOTE 1)
      -------------------------------------------------------------------

               HEALTH CARE EQUIPMENT & SUPPLIES--(CONTINUED)
         7,309 Merit Medical Systems, Inc. (b)............. $     116,432
        14,619 Microtek Medical Holdings, Inc..............        74,849
         6,402 Mine Safety Appliances Co...................       215,747
         5,790 Molecular Devices Corp. (b) (c).............       102,946
         5,921 Ocular Sciences, Inc. (b)...................       224,998
        11,788 Orthologic Corp.............................       102,202
        13,976 Orthovita, Inc..............................        71,837
         4,133 Palomar Medical Technologies, Inc...........        69,393
         8,477 Polymedica Corp. (b) (c)....................       263,126
         5,579 Possis Medical, Inc. (b) (c)................       190,523
         9,698 Quidel Corp.................................        57,121
         7,689 Regeneration Technologies, Inc. (b).........        82,503
        10,301 Sola International, Inc. (b)................       177,486
         4,710 Sonosite, Inc. (b) (c)......................       112,616
        22,273 STERIS Corp. (b)............................       502,479
         4,540 SurModics, Inc. (b) (c).....................       111,866
        12,354 Sybron Dental Specialties, Inc. (b) (c).....       368,767
        16,368 Thoratec Corp. (b) (c)......................       175,629
         7,610 TriPath Imaging, Inc. (b) (c)...............        71,610
         4,829 Ventana Medical Systems, Inc. (b)...........       229,522
        10,621 Viasys Healthcare, Inc. (b).................       222,085
        15,593 VISX, Inc. (b)..............................       416,645
         2,652 Vital Signs, Inc............................        77,014
         4,814 West Pharmaceutical Services, Inc...........       203,632
         7,075 Wilson Greatbatch Technologies, Inc. (b) (c)       197,746
         8,536 Wright Medical Group, Inc. (b)..............       303,882
         2,810 Zoll Medical Corp. (b)......................        98,575
                                                            -------------
                                                               11,206,209
                                                            -------------

               HEALTH CARE PROVIDERS & SERVICES--4.0%
        13,386 Alderwoods Group, Inc. (c)..................       163,309
         3,616 Amedisys, Inc...............................       119,473
         2,395 America Service Group, Inc..................        83,226
         9,313 American Healthways, Inc. (b) (c)...........       247,912
         8,507 AMERIGROUP Corp.............................       418,544
         6,049 AMN Healthcare Services, Inc. (b) (c).......        92,489
         9,913 AmSurg Corp. (b) (c)........................       249,114
        15,932 Apria Healthcare Group, Inc. (b)............       457,248
         8,145 Array Biopharma, Inc. (b)...................        64,753
         3,353 Aspect Medical Systems, Inc.................        61,930
        34,091 Beverly Enterprises, Inc. (b) (c)...........       293,183
         6,787 Centene Corp. (b)...........................       261,639
         8,992 Cerner Corp. (b) (c)........................       400,863
         4,245 Chemed Corp. (c)............................       205,882
         2,597 Corvel Corp. (b)............................        73,625
         6,425 Cross Country Healthcare, Inc. (b) (c)......       116,614
        14,198 Curis, Inc. (b).............................        62,755
         8,729 Dyax Corp. (b)..............................       102,566
         7,463 Endocardial Solutions, Inc..................        77,242
        29,241 First Health Group Corp. (b)................       456,452
        29,783 Genelabs Technologies, Inc..................        68,799
         6,463 Genesis HealthCare Corp. (b)................       187,685
         8,301 Gentiva Health Services, Inc. (b) (c).......       134,974
         6,874 Hanger Orthopedic Group, Inc................        80,563
        18,694 Hooper Holmes, Inc..........................       107,304

                                                                 VALUE
     SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

             HEALTH CARE PROVIDERS & SERVICES--(CONTINUED)
       6,756 IDX Systems Corp. (b) (c)....................... $     215,449
      16,767 Inkine Pharmaceutical, Inc. (b).................        64,888
      10,535 Inveresk Research Group, Inc....................       324,899
       7,360 Isolagen, Inc...................................        75,661
       7,295 Keryx Biopharmaceuticals, Inc (b)...............        92,355
       8,968 Kindred Healthcare, Inc. (c)....................       236,307
       5,557 LabOne, Inc. (b) (c)............................       176,601
       3,296 Lifeline Systems, Inc...........................        77,983
      11,955 LifePoint Hospitals, Inc. (b) (c)...............       444,965
       8,656 Magellan Health Services, Inc...................       289,543
       3,137 Matria Healthcare, Inc. (b) (c).................        78,645
       9,542 Maxim Pharmaceuticals, Inc. (b).................        92,080
       5,649 Maximus, Inc. (b)...............................       200,314
       6,524 Microvision, Inc. (b)...........................        54,802
       3,413 Molina Healthcare, Inc. (b).....................       130,308
      11,662 Nanogen, Inc. (b)...............................        78,369
       2,378 National Healthcare Corp. (b) (c)...............        66,608
      12,026 NeighborCare, Inc. (b)..........................       376,775
       8,645 Neurogen Corp. (b)..............................        64,665
       6,423 Northfield Laboratories, Inc. (b)...............        91,592
      11,365 Odyssey Healthcare, Inc. (b) (c)................       213,889
       7,252 Omnicell, Inc...................................       105,952
       3,625 Option Care, Inc. (b) (c).......................        55,317
      16,542 Orthodontic Centers of America, Inc. (b) (c)....       135,479
      12,980 Owens & Minor, Inc..............................       336,182
       8,457 Parexel International Corp. (b).................       167,449
       7,657 Pediatrix Medical Group, Inc. (b)...............       534,841
       9,583 Per-Se Technologies, Inc. (b) (c)...............       139,337
       9,274 Priority Healthcare Corp. (Class B) (b) (c).....       212,838
      16,205 Province Healthcare Co..........................       277,916
      23,469 PSS World Medical, Inc. (b) (c).................       262,853
       3,340 Psychiatric Solutions, Inc......................        83,266
       5,686 RehabCare Group, Inc. (b).......................       151,418
       5,924 Res-Care, Inc. (b)..............................        75,235
       3,509 Rigel Pharmaceuticals, Inc......................        49,863
      29,451 Select Medical Corp. (c)........................       395,232
       7,381 Sierra Health Services, Inc. (b) (c)............       329,931
      34,589 Stewart Enterprises, Inc. (Class A).............       281,554
       5,997 Sunrise Assisted Living, Inc. (b) (c)...........       234,723
       5,719 The Advisory Board Co. (b)......................       203,596
       9,015 United Surgical Partners International, Inc. (b)       355,822
       4,802 Urologix, Inc. (b)..............................        74,143
      22,558 US Oncology, Inc. (b)...........................       332,054
       7,842 Vaxgen, Inc. (b)................................       111,043
       6,095 Ventiv Health, Inc. (b).........................        94,351
      19,025 Vion Pharmaceuticls, Inc. (b)...................        79,144
       3,959 VistaCare, Inc. (Class A) (b) (c)...............        73,439
                                                              -------------
                                                                 13,187,820
                                                              -------------

             HOTELS, RESTAURANTS & LEISURE--3.1%
      17,576 Alliance Gaming Corp. (b).......................       301,604
       3,587 Ameristar Casinos, Inc. (c).....................       120,451
       8,309 Argosy Gaming Corp. (b).........................       312,418
      11,071 Aztar Corp. (b).................................       309,988
      10,695 Bob Evans Farms, Inc. (c).......................       292,829

 See accompanying notes to statement of investments and financial statements.

                                    MSF-190

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                HOTELS, RESTAURANTS & LEISURE--(CONTINUED)
          8,960 Boca Resorts, Inc. (Class A) (b).......... $     177,587
         11,462 Boyd Gaming Corp..........................       304,545
          5,496 California Pizza Kitchen, Inc. (b) (c)....       105,303
         15,802 CBRL Group, Inc...........................       487,492
         12,499 CEC Entertainment, Inc. (b)...............       368,845
          5,028 Chicago Pizza & Brewery, Inc. (b) (c).....        76,476
          1,995 Churchill Downs, Inc. (c).................        81,196
         16,960 CKE Restaurants, Inc. (c).................       226,077
          4,117 Dave & Buster's, Inc. (c).................        77,358
          9,776 Gaylord Entertainment Co. (b) (c).........       306,869
          7,076 IHOP Corp. (b) (c)........................       253,038
          5,448 Isle of Capri Casinos, Inc. (b)...........        95,068
         12,159 Jack in the Box, Inc. (b).................       361,122
         17,552 Krispy Kreme Doughnuts, Inc. (b)..........       335,068
         57,099 La Quinta Corp. (b).......................       479,632
          5,211 Lakes Entertainment, Inc..................        60,395
          7,740 Landry's Restaurants, Inc.................       231,349
          5,193 Lone Star Steakhouse & Saloon, Inc. (c)...       141,198
          4,648 Magna Entertainment Corp. (b) (c).........        27,423
          6,399 Marcus Corp...............................       110,383
          7,644 MTR Gaming Group, Inc. (c)................        83,702
          7,090 Multimedia Games, Inc. (c)................       190,154
          5,425 Navigant International, Inc. (b) (c)......        96,511
          6,600 O'Charleys, Inc. (b) (c)..................       113,454
          7,919 P.F. Chang's China Bistro, Inc. (b).......       325,867
          8,638 Panera Bread Co. (Class A) (b) (c)........       309,931
          4,618 Papa John's International, Inc. (b) (c)...       136,416
          3,703 Peet's Coffee & Tea, Inc. (b) (c).........        92,538
         10,994 Penn National Gaming, Inc. (b)............       365,001
         11,581 Pinnacle Entertainment, Inc. (b)..........       146,036
         12,261 Prime Hospitality Corp. (b) (c)...........       130,212
         10,541 Rare Hospitality International, Inc. (b)..       262,471
          3,957 Red Robin Gourmet Burgers, Inc. (b) (c)...       108,303
         14,640 Ryan's Restaurant Group, Inc. (b).........       231,312
         17,599 Scientific Games Corp. (Class A)..........       336,845
          7,458 Shuffle Master, Inc. (b) (c)..............       270,800
         26,412 Six Flags, Inc. (c).......................       191,751
         18,561 Sonic Corp. (b) (c).......................       422,263
          5,707 Speedway Motorsports, Inc. (b) (c)........       190,842
          6,229 Sunterra Corp.............................        78,485
          8,968 The Steak N Shake Co. (b).................       163,397
         12,111 Triarc Cos., Inc. (c).....................       123,169
          6,244 Vail Resorts, Inc. (b)....................       119,635
          6,055 WMS Industries, Inc. (b) (c)..............       180,439
                                                           -------------
                                                              10,313,248
                                                           -------------

                HOUSEHOLD DURABLES--2.0%
         19,776 American Greetings Corp. (Class A)........       458,408
          6,638 Applica, Inc. (b).........................        59,078
          3,669 Bassett Furniture Industries, Inc. (c)....        79,837
          4,642 Beazer Homes USA, Inc. (b) (c)............       465,639
         10,257 Blyth, Inc................................       353,764
         22,688 Champion Enterprises, Inc. (b) (c)........       208,276
          2,329 CSS Industries, Inc.......................        81,608
          4,197 Department 56, Inc. (c)...................        64,634

                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 HOUSEHOLD DURABLES--(CONTINUED)
          10,531 Ethan Allen Interiors, Inc............... $     378,168
          18,814 Fleetwood Enterprises, Inc. (c)..........       273,744
          16,624 Furniture Brands International, Inc......       416,431
          15,557 Interface, Inc...........................       135,813
           7,262 Kimball International, Inc. (Class B) (c)       107,114
          16,845 La-Z-Boy, Inc............................       302,873
           5,181 Libbey, Inc..............................       143,825
           4,052 M/I Schottenstein Homes, Inc. (c)........       164,511
          10,164 Mathews International Corp. (Class A)....       334,802
           3,216 Meritage Corp. (b) (c)...................       221,261
           2,152 National Presto Industries, Inc..........        88,727
           2,894 Palm Harbor Homes, Inc. (b) (c)..........        51,311
           3,258 Russ Berrie & Co., Inc...................        63,303
           2,168 Skyline Corp.............................        88,129
           1,443 Stanley Furniture, Inc. (b) (c)..........        60,765
           6,276 Tempur Pedic International, Inc..........        87,927
          10,089 The Topps Co., Inc. (b) (c)..............        97,863
           7,709 Toro Co..................................       540,170
          15,987 Tupperware Corp..........................       310,627
           6,529 Universal Electronics, Inc. (b)..........       114,453
          10,874 WCI Communities, Inc. (c)................       242,599
           1,351 William Lyon Homes, Inc. (c).............       124,495
          15,848 Yankee Candle Co., Inc. (b)..............       463,554
                                                           -------------
                                                               6,583,709
                                                           -------------

                 HOUSEHOLD PRODUCTS--0.1%
           3,419 Water Pik Technologies, Inc..............        56,618
           6,488 WD-40 Co.................................       194,251
                                                           -------------
                                                                 250,869
                                                           -------------

                 IT SERVICES--1.8%
           8,657 Anteon International Corp. (c)...........       282,391
           8,928 CACI International, Inc. (b).............       361,048
           6,800 Carreker Corp. (b) (c)...................        68,136
          16,935 Ciber, Inc. (b) (c)......................       139,206
          18,564 CSG Systems International, Inc. (b)......       384,275
          14,309 eResearch Technology, Inc. (c)...........       400,638
           2,077 Exponent, Inc............................        55,809
           5,604 Forrester Research, Inc. (b).............       104,515
          21,975 Gartner, Inc. (Class A) (b) (c)..........       290,509
           6,008 InterCept, Inc. (b) (c)..................        98,411
          18,071 Keane, Inc...............................       247,392
          15,341 Lionbridge Technologies, Inc. (c)........       117,359
           9,679 Manhattan Associates, Inc. (b)...........       298,888
           4,402 Mantech International Corp. (Class A) (c)        82,626
          33,626 MPS Group, Inc. (b)......................       407,547
           8,195 Pegasus Solutions, Inc. (b) (c)..........       107,600
          25,993 Perot Systems Corp. (Class A) (b) (c)....       344,927
           8,496 ProQuest Co. (b) (c).....................       231,516
           7,049 Resources Connection, Inc. (b) (c).......       275,686
          45,866 Safeguard Scientifics, Inc. (b) (c)......       105,492
          19,570 Sapient Corp. (b) (c)....................       117,616
           4,224 SRA International, Inc. (Class A) (b) (c)       178,760
           3,490 StarTek, Inc. (c)........................       124,942
          10,659 Sykes Enterprises, Inc. (b) (c)..........        80,582

 See accompanying notes to statement of investments and financial statements.

                                    MSF-191

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
     SHARES                                                      (NOTE 1)
    ------------------------------------------------------------------------

             IT SERVICES--(CONTINUED)
      38,267 The BISYS Group, Inc. (b)........................ $     538,034
       4,122 Tier Technologies, Inc. (Class B)................        40,148
      28,157 Titan Corp. (b) (c)..............................       365,478
      13,466 Tyler Technologies, Inc. (c).....................       127,388
      41,151 Verso Technologies, Inc. (c).....................        72,014
                                                               -------------
                                                                   6,048,933
                                                               -------------

             INDUSTRIAL CONGLOMERATES--0.1%
       7,183 Hexcel Corp. (b) (c).............................        83,179
       2,258 Raven Industries, Inc............................        80,227
       3,627 Standex International Corp. (c)..................        98,654
      10,102 Tredegar Industries, Inc.........................       162,945
                                                               -------------
                                                                     425,005
                                                               -------------

             INSURANCE--2.5%
       7,608 21st Century Insurance Group.....................        98,448
      11,623 Alfa Corp. (c)...................................       162,722
       6,766 American Equity Investment Life..................        67,322
       3,804 American Medical Security Group, Inc. (b) (c)....       103,659
       2,659 American Physicians Capital, Inc. (b) (c)........        61,556
      12,512 Amerus Group Co. (c).............................       517,997
       8,995 Argonaut Group, Inc. (c).........................       165,778
       2,528 Baldwin & Lyons, Inc. (Class B) (b)..............        67,852
       4,982 Bristol West Holdings, Inc. (b)..................        90,623
      10,123 Ceres Group, Inc.................................        62,155
       9,513 Citizens, Inc. (Class A) (b) (c).................        78,007
       4,378 CNA Surety Corp..................................        47,939
       7,216 Commerce Group, Inc..............................       356,254
      15,125 Danielson Holding Corp...........................       104,514
       7,575 Delphi Financial Group, Inc......................       337,087
       5,117 Direct General Corp..............................       165,074
       1,068 Enstar Group, Inc................................        56,903
       3,873 FBL Financial Group, Inc. (Class A)..............       109,451
       2,691 FPIC Insurance Group, Inc. (c)...................        66,441
       4,300 Harleysville Group, Inc..........................        81,055
       5,381 HealthExtras, Inc. (c)...........................        89,163
       9,829 Hilb, Rogal & Hamilton Co. (c)...................       350,699
      13,954 Horace Mann Educators Corp.......................       243,916
       6,646 Infinity Property & Casualty Corp. (c)...........       219,318
       6,365 Landamerica Financial Group, Inc.................       247,789
       3,008 Midland Co.......................................        89,187
      15,951 Mony Group, Inc..................................       499,266
         717 National Western Life Insurance Co. (Class A) (b)       110,095
       2,099 Navigators Group, Inc............................        60,640
      19,733 Ohio Casualty Corp...............................       397,225
       5,403 Philadelphia Consolidated Holding Corp. (b)......       324,558
      29,587 Phoenix Cos., Inc. (c)...........................       362,441
       7,268 PMA Capital Corp. (Class A) (c)..................        65,412
       6,818 Presidential Life Corp...........................       122,860
       8,446 ProAssurance Corp. (c)...........................       288,093
       7,179 RLI Corp. (c)....................................       262,033
       3,237 Safety Insurance Group, Inc. (c).................        69,337
       8,330 Selective Insurance Group, Inc...................       332,200
       4,247 State Auto Financial Corp........................       130,468
       5,777 Stewart Information Services Corp. (b)...........       195,089

                                                                  VALUE
       SHARES                                                    (NOTE 1)
      ----------------------------------------------------------------------

                  INSURANCE--(CONTINUED)
         3,014    Triad Guaranty, Inc. (b).................... $     175,415
        12,101    UICI (b) (c)................................       288,125
         1,981    United Fire & Casualty Co. (c)..............       114,403
        11,376    United States I Holdings Corp. (c)..........       179,741
         8,481    Universal American Financial Corp. (b)......        93,121
        12,048    Vesta Insurance Group, Inc..................        77,951
         3,444    Zenith National Insurance Corp. (c).........       167,378
                                                               -------------
                                                                   8,356,760
                                                               -------------

                  INTERNET & CATALOG RETAIL--0.6%
         6,390    1-800-FLOWERS.COM, Inc. (Class A) (b).......        52,015
        11,427    Alloy Online, Inc. (b) (c)..................        70,276
        14,886    Answerthink, Inc. (b).......................        85,297
         2,240    Blair Corp..................................        64,736
         4,165    Coldwater Creek, Inc. (b) (c)...............       110,247
        10,687    drugstore.com, Inc. (b) (c).................        37,298
         5,680    GSI Commerce, Inc. (b) (c)..................        54,698
        16,452    Insight Enterprises, Inc. (b)...............       292,187
         4,082    Orbitz, Inc. (b)............................        88,253
         3,095    Overstock.com, Inc. (b) (c).................       120,953
         7,398    Priceline.com, Inc. (c).....................       199,228
        36,191    RealNetworks, Inc. (b)......................       247,546
         6,359    School Specialty, Inc. (b) (c)..............       230,895
         6,135    Stamps.com, Inc. (c)........................        62,511
         6,618    The J. Jill Group, Inc. (b).................       156,119
         5,481    ValueVision Media, Inc. (Class A) (b) (c)...        71,363
                                                               -------------
                                                                   1,943,622
                                                               -------------

                  INTERNET SOFTWARE & SERVICES--2.4%
         8,713    Allscripts Heathcare Solutions, Inc. (b) (c)        68,310
         6,720    Altiris, Inc. (c)...........................       185,539
        69,892    Ariba, Inc. (b) (c).........................       138,386
         9,910    Asiainfo Holdings, Inc. (b) (c).............        52,325
        11,911    Autobytel, Inc. (c).........................       108,152
         2,976    Blue Coat Systems Inc. (b)..................        99,666
       105,967    CMG Information Services, Inc. (c)..........       206,636
        40,702    CNET Networks, Inc. (b) (c).................       450,571
        10,363    Digital Insight Corp. (b)...................       214,825
         9,661    Digital River, Inc. (b).....................       315,238
        17,397    Digitas, Inc. (b) (c).......................       191,889
        38,717    DoubleClick, Inc. (b).......................       300,831
        41,991    EarthLink, Inc. (b).........................       434,607
         5,048    eCollege.com, Inc...........................        80,768
         3,207    Equinix, Inc................................       108,846
         4,159    eUniverse, Inc. (b) (c).....................         9,275
         6,352    FindWhat.com (c)............................       146,985
        13,382    FreeMarkets, Inc. (b) (c)...................        87,251
        19,023    HomeStore, Inc. (c).........................        75,902
         5,299    Infocrossing, Inc...........................        71,536
        10,210    InfoSpace, Inc. (c).........................       388,388
        12,665    Internet Cap Group, Inc.....................        98,027
        12,710    Internet Security Systems, Inc. (b) (c).....       194,971
        14,801    Interwoven, Inc.............................       149,490
        14,401    iPass, Inc..................................       152,507
         5,477    J2 Global Communications, Inc. (b) (c)......       152,261

 See accompanying notes to statement of investments and financial statements.

                                    MSF-192

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)



                                                              VALUE
         SHARES                                              (NOTE 1)
        ----------------------------------------------------------------

                 INTERNET SOFTWARE & SERVICES--(CONTINUED)
           5,300 Jupitermedia Corp........................ $      75,048
           6,539 Keynote Systems, Inc. (b) (c)............        89,911
           3,775 LookSmart, Ltd. (b)......................         8,192
          15,318 MatrixOne, Inc. (b) (c)..................       105,847
          10,894 Net2Phone, Inc. (b) (c)..................        49,350
          10,899 Netegrity, Inc. (b) (c)..................        92,205
           7,207 Netgear, Inc.............................        77,403
           3,785 Netratings, Inc. (b) (c).................        61,658
          10,821 NIC, Inc. (c)............................        77,587
          21,377 Openwave Systems, Inc. (c)...............       271,488
          15,932 Opsware, Inc. (c)........................       126,181
          21,112 Retek, Inc. (b)..........................       129,628
          21,159 S1 Corp. (b).............................       210,320
           2,980 SeeBeyond Technology Corp. (b)...........        11,235
           6,699 Sohu.com, Inc. (c).......................       133,176
          17,115 SonicWall, Inc. (b)......................       147,189
           6,155 Stellent, Inc............................        52,564
          10,534 Support.com, Inc. (b) (c)................        91,435
          11,063 Trizetto Group, Inc. (b).................        74,122
          16,049 Tumbleweed Communications Corp. (b)......        68,369
          17,037 United Online, Inc. (b) (c)..............       300,022
          23,603 ValueClick, Inc. (b).....................       282,764
          94,059 Vignette Corp. (b).......................       156,138
          10,034 Watchguard Technologies, Inc. (b) (c)....        72,445
           9,227 WebEx Communications, Inc. (b) (c).......       200,779
          15,045 webMethods, Inc. (b).....................       128,936
           6,982 Websense, Inc. (b).......................       259,940
                                                           -------------
                                                               7,837,114
                                                           -------------

                 INVESTMENT COMPANY--1.1%
          29,800 iShares Russell 2000 Index Fund (c)......     3,516,102
                                                           -------------

                 LEISURE EQUIPMENT & PRODUCTS--0.8%
           5,107 Action Performance Cos., Inc. (b) (c)....        76,962
           1,945 Ambassadors Group, Inc...................        45,727
           5,294 Arctic Cat, Inc. (c).....................       145,744
          23,431 Callaway Golf Co. (c)....................       265,708
           2,540 Carmike Cinemas, Inc. (c)................       100,203
           2,694 Escalade, Inc............................        62,258
           8,157 JAKKS Pacific, Inc. (b) (c)..............       169,584
          10,495 K2, Inc. (b).............................       164,772
           8,915 Leapfrog Enterprises, Inc. (b)...........       177,319
           3,841 MarineMax, Inc...........................       110,160
          11,545 Midway Games, Inc. (b) (c)...............       132,998
           9,454 Nautilus Group, Inc. (c).................       184,448
           8,234 Oakley, Inc. (b).........................       106,548
           4,471 RC2 Corp. (b) (c)........................       158,721
          11,327 SCP Pool Corp. (c).......................       509,715
           1,647 Steinway Musical Instructions, Inc. (b)..        57,793
           7,119 Sturm Ruger & Co., Inc. (c)..............        86,211
                                                           -------------
                                                               2,554,871
                                                           -------------

                                                              VALUE
           SHARES                                            (NOTE 1)
          --------------------------------------------------------------

                      MACHINERY--3.4%
             7,507    Actuant Corp........................ $     292,698
             7,910    Albany International Corp. (Class A)       265,460
            11,634    AptarGroup, Inc.....................       508,289
             3,907    Astec Industries, Inc. (c)..........        73,569
             2,339    ASV, Inc. (c).......................        73,234
             4,383    Barnes Group, Inc. (b)..............       127,019
             1,438    BHA Group Holdings, Inc. (Class A)..        54,428
             3,418    Cascade Corp. (c)...................       106,812
             5,160    Ceradyne, Inc. (c)..................       184,573
             4,125    Circor International, Inc...........        84,109
             7,793    Clarcor, Inc........................       356,919
             5,045    Cuno, Inc. (b) (c)..................       269,151
             5,914    Dionex Corp. (b)....................       326,275
             6,808    Enpro Industries, Inc. (c)..........       156,448
             4,261    ESCO Technologies, Inc. (b).........       227,367
            17,033    Federal Signal Corp.................       316,984
            16,684    Flowserve Corp......................       416,099
             6,773    Gardner Denver, Inc. (b)............       188,967
             3,340    Gorman-Rupp Co......................        90,748
            15,948    IDEX Corp...........................       547,814
            12,744    JLG Industries, Inc. (c)............       177,014
            16,978    Joy Global, Inc.....................       508,321
             4,243    Kadant, Inc. (b)....................        98,141
             9,027    Kaydon Corp. (c)....................       279,205
            11,800    Kennametal, Inc.....................       540,440
            11,429    Lincoln Electric Holdings, Inc. (c).       389,615
             3,885    Lindsay Manufacturing Co............        93,318
             1,474    Middleby Corp.......................        80,510
            10,807    Mueller Industries, Inc. (b)........       386,891
             1,294    NACCO Industries, Inc. (Class A)....       122,930
             9,085    Nordson Corp........................       394,016
            11,743    Rae Systems, Inc....................        63,412
             8,533    Reliance Steel & Aluminum Co. (c)...       344,051
             3,590    Robbins & Myers, Inc................        80,595
             9,373    Stewart & Stevenson Services, Inc...       167,964
             5,738    Tecumseh Products Co. (Class A).....       236,348
             2,033    Tennant Co. (c).....................        84,268
            15,505    Terex Corp..........................       529,186
             9,380    The Manitowoc Co., Inc..............       317,513
             4,701    Thomas Industries, Inc..............       156,073
            11,033    Trinity Industries, Inc.............       350,739
            16,327    Unova, Inc. (b) (c).................       330,622
             4,870    Valmont Industries, Inc.............       111,523
             9,125    Wabash National Corp. (c)...........       251,394
            12,469    Wabtec Corp.........................       224,941
             7,719    Watts Industries, Inc. (Class A)....       208,027
                                                           -------------
                                                              11,194,020
                                                           -------------

                      MARINE--0.2%
            13,244    Alexander & Baldwin, Inc............       443,012
             6,984    Kirby Corp..........................       271,677
                                                           -------------
                                                                 714,689
                                                           -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-193

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)



                                                                    VALUE
   SHARES                                                          (NOTE 1)
  ----------------------------------------------------------------------------

           MEDIA--2.3%
     4,058 4Kids Entertainment, Inc. (b) (c).................... $      97,067
     9,180 ADVO, Inc............................................       302,206
    12,447 AMC Entertainment, Inc. (b) (c)......................       191,310
    15,421 aQuantive, Inc. (b) (c)..............................       152,359
    16,724 Catalina Marketing Corp. (b) (c).....................       305,882
    79,651 Charter Communications, Inc. (Class A) (c)...........       312,232
     2,356 Courier Corp.........................................        98,339
    15,336 Cumulus Media, Inc. (b)..............................       257,798
     5,471 Digital Theater Systems, Inc. (b)....................       143,067
    15,803 Emmis Communications Corp. (Class A) (b).............       331,547
    15,804 Entravision Communications Corp. (Class A) (b).......       121,375
     2,146 Fisher Communications, Inc...........................       108,008
    14,290 Gray Television, Inc.................................       198,488
       259 Grey Global Group, Inc. (c)..........................       255,115
    14,126 Harris Interactive, Inc. (b).........................        94,927
    18,396 Hollinger International, Inc. (Class A) (c)..........       308,869
     4,226 Information Holdings, Inc. (b) (c)...................       115,666
    15,080 Insight Communications, Inc. (b).....................       139,641
    13,471 Journal Register Co. (b).............................       269,420
     4,757 Liberty Corp.........................................       223,341
     9,565 LIN TV Corp. (Class A) (b)...........................       202,778
     4,834 LodgeNet Entertainment Corp. (b).....................        79,761
    21,028 Mediacom Communications Corp. (Class A) (b) (c)......       164,439
     9,078 Paxson Communications Corp. (b) (c)..................        29,503
     4,893 Playboy Enterprises, Inc. (Class B) (b) (c)..........        56,808
    30,599 Primedia, Inc. (c)...................................        85,065
     2,735 Pulitzer, Inc........................................       133,741
     7,078 R. H. Donnelley Corp.................................       309,592
    11,681 Regent Communications, Inc. (b)......................        72,305
     5,839 Saga Communications, Inc. (Class A) (b) (c)..........       106,562
     3,659 Salem Communications Corp. (Class A) (b).............        99,269
     9,684 Scholastic Corp. (b).................................       290,036
    14,985 Sinclair Broadcast Group, Inc. (Class A) (b) (c).....       153,896
    19,663 Sitel Corp. (b)......................................        82,978
     5,380 Sonic Solutions, Inc. (c)............................       114,325
     6,632 Source Interlink Cos., Inc. (b)......................        73,748
    11,410 Spanish Broadcasting Systems, Inc. (Class A) (b) (c).       106,227
    31,535 The Reader's Digest Association, Inc. (Class A)......       504,245
     2,927 Thomas Nelson, Inc...................................        66,560
    12,026 TiVo, Inc. (b) (c)...................................        85,264
    16,599 Valassis Communications, Inc. (b)....................       505,772
     4,291 World Wrestling Entertainment, Inc. (Class A) (b) (c)        54,710
     4,552 Young Broadcasting, Inc. (b) (c).....................        59,859
                                                                 -------------
                                                                     7,464,100
                                                                 -------------

           METALS & MINING--1.4%
    32,087 AK Steel Holding Corp. (b)...........................       169,099
    25,603 Allegheny Technologies, Inc. (c).....................       462,134
     4,670 Brush Engineered Material, Inc. (b)..................        88,263
     7,590 Carpenter Technology Corp............................       258,440
     6,485 Century Aluminum Co..................................       160,763
     3,243 Cleveland Cliffs, Inc. (c)...........................       182,873
    61,418 Coeur D'Alene Mines Corp. (c)........................       250,585
     8,935 Commercial Metals Co.................................       289,941
     4,983 Compass Minerals International, Inc..................        96,571

                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                METALS & MINING--(CONTINUED)
          5,080 Gibraltor Steel Corp...................... $     166,726
         38,880 Hecla Mining Co. (c)......................       221,616
          5,790 Metal Management, Inc.....................       114,700
          6,635 Metals USA, Inc. (b)......................       118,634
          5,614 NN, Inc...................................        71,354
          6,060 NS Group, Inc.............................        99,626
          8,702 Oregon Steel Mills, Inc. (b)..............       128,267
          5,772 Quanex Corp...............................       281,096
          5,285 Royal Gold, Inc. (c)......................        74,888
          6,797 RTI International Metals, Inc.............       108,412
          7,775 Ryerson Tull, Inc. (c)....................       123,467
          6,346 Schnitzer Steel Industries, Inc. (Class A)       215,510
         11,625 Steel Dynamics, Inc. (b) (c)..............       332,824
          3,366 Steel Technologies, Inc...................        74,321
         12,963 Stillwater Mining Co. (b) (c).............       194,575
         23,507 USEC, Inc. (c)............................       206,156
                                                           -------------
                                                               4,490,841
                                                           -------------

                MULTI-UTILITIES--0.4%
         51,203 Aquila, Inc...............................       182,283
         17,130 Avista Corp...............................       315,535
        131,826 Calpine Corp. (b).........................       569,488
         34,926 Sierra Pacific Resources (c)..............       269,279
                                                           -------------
                                                               1,336,585
                                                           -------------

                MULTILINE RETAIL--0.3%
         15,777 99 Cents Only Stores (b)..................       240,599
         13,765 Fred's, Inc. (Class A) (c)................       304,069
          1,900 ProcureNet, Inc. (i)......................             0
          9,069 ShopKo Stores, Inc. (b) (c)...............       128,236
          7,397 Stein Mart, Inc. (b)......................       120,275
          8,286 Tuesday Morning Corp. (b).................       240,294
                                                           -------------
                                                               1,033,473
                                                           -------------

                OIL & GAS--2.7%
          5,627 Berry Petroleum Co. (Class A) (b).........       165,490
          7,247 Brigham Exploration Co....................        66,528
         10,438 Cabot Oil & Gas Corp. (Class A)...........       441,527
          4,125 Callon Petroleum Co. (b)..................        58,823
          6,081 Cheniere Energy, Inc......................       119,005
         13,034 Cimarex Energy Co.........................       394,018
         10,637 Comstock Resources, Inc. (b)..............       206,996
          5,181 Delta Petroleum Corp......................        69,685
         17,365 Denbury Resources, Inc. (b)...............       363,797
          4,235 Edge Petroleum Corp.......................        71,995
          4,200 Education Lending Group, Inc..............        74,550
          7,156 Encore Aquisition Co. (b).................       199,652
          6,784 Energy Partners, Ltd. (b) (c).............       103,795
          2,155 Energysouth, Inc. (c).....................        86,243
         15,805 Forest Oil Corp...........................       431,793
          8,619 Frontier Oil Corp.........................       182,637
          8,709 FX Energy, Inc............................        77,597
          3,544 Giant Industries, Inc. (b)................        77,968
          3,216 Holly Corp. (c)...........................       120,278

 See accompanying notes to statement of investments and financial statements.

                                    MSF-194

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
          SHARES                                            (NOTE 1)
         --------------------------------------------------------------

                  OIL & GAS--(CONTINUED)
            4,890 Houston Exploration Co. (b)............ $     253,498
           14,934 KCS Energy, Inc. (b)...................       198,921
           25,812 Magnum Hunter Resources, Inc. (b) (c)..       267,929
            4,011 McMoran Exploration Co. (b) (c)........        62,491
           14,743 Meridian Resource Corp. (b)............       102,316
           13,199 Mission Resources Corp.................        75,234
            8,618 Overseas Shipholding Group, Inc........       380,312
            5,148 Penn Virginia Corp.....................       185,894
            5,229 Petroleum Development Corp. (c)........       143,379
           25,043 Plains Exploration & Production Co. (b)       459,539
            6,488 Plains Resources, Inc. (b).............       109,972
            2,528 Prima Energy Corp. (b).................       100,033
            4,654 Quicksilver Resources, Inc. (b) (c)....       312,144
           20,296 Range Resources Corp. (b)..............       296,322
            6,868 Remington Oil Gas Corp. (b)............       162,085
            5,263 Resource America, Inc. (c).............       124,207
            7,514 Spinnaker Exploration Co. (b)..........       295,901
            9,540 St. Mary Land & Exploration Co. (c)....       340,101
            7,009 Stone Energy Corp. (b).................       320,171
            8,423 Swift Energy Co. (b)...................       185,811
           21,765 Tesoro Petroleum Corp. (b).............       600,714
            3,958 Todco (Class A)........................        61,230
           17,552 Vintage Petroleum, Inc.................       297,857
            5,695 Whiting Petroleum Corp.................       143,229
                                                          -------------
                                                              8,791,667
                                                          -------------

                  PAPER & FOREST PRODUCTS--0.3%
            8,960 Buckeye Technologies, Inc. (b) (c).....       103,040
            3,743 Deltic Timber Corp. (b) (c)............       143,731
            9,400 Glatfelter.............................       132,352
            5,609 Pope & Talbot, Inc.....................       110,890
            9,301 Potlatch Corp..........................       387,294
           14,665 Wausau-Mosinee Paper Corp. (c).........       253,704
                                                          -------------
                                                              1,131,011
                                                          -------------

                  PERSONAL PRODUCTS--0.3%
            4,691 Chattem, Inc. (c)......................       135,429
            5,443 Elizabeth Arden, Inc. (b) (c)..........       114,521
           12,513 Harvest Natural Resources, Inc. (c)....       186,569
           16,776 NU Skin Enterprises, Inc. (Class A) (c)       424,768
            9,893 Playtex Products, Inc. (b).............        77,363
           47,536 Revlon, Inc............................       140,231
                                                          -------------
                                                              1,078,881
                                                          -------------

                  PHARMACEUTICALS--2.2%
            5,613 Able Laboratories, Inc. (c)............       115,403
           13,429 Adolor Corp. (b) (c)...................       170,280
           13,761 Alpharma, Inc. (Class A) (c)...........       281,825
            7,941 Antigenics, Inc. (b) (c)...............        67,975
           14,575 Ariad Pharmaceuticals, Inc. (b) (c)....       109,167
           12,957 Atherogenics, Inc. (c).................       246,572
            7,963 Atrix Laboratories, Inc. (b)...........       272,972
            5,447 Bentley Pharmaceuticals, Inc...........        74,842
            5,194 Bone Care International, Inc. (b)......       121,643

                                                                 VALUE
      SHARES                                                    (NOTE 1)
     ----------------------------------------------------------------------

              PHARMACEUTICALS--(CONTINUED)
        4,061 Bradley Pharmaceuticals, Inc. (Class A) (b) (c) $     113,302
        5,441 CIMA Laboratories, Inc. (b) (c)................       183,525
       10,000 Connetics Corp. (b) (c)........................       202,000
        9,721 Cypress Biosciences, Inc.......................       133,469
       12,664 Discovery Laboratories, Inc. (c)...............       121,448
        8,584 First Horizon Pharmaceutical (b) (c)...........       162,238
       17,970 Genaera Corp...................................        75,474
        8,155 Guilford Pharmaceuticals, Inc. (b) (c).........        38,736
        4,898 Hollis-Eden Pharmaceuticals, Inc. (c)..........        59,021
       15,628 Impax Laboratories, Inc. (b) (c)...............       302,871
        9,264 Inspire Pharmaceutical, Inc. (b)...............       154,894
       11,199 K-V Pharmaceutical Co. (Class A) (b) (c).......       258,585
       23,637 Ligand Pharmaceuticals, Inc. (Class B) (b) (c).       410,811
        7,233 Noven Pharmaceuticals, Inc. (b)................       159,271
       12,013 NPS Pharmaceuticals, Inc. (b) (c)..............       252,273
        2,750 Nutraceutical International Corp. (b)..........        58,602
       20,236 Oscient Pharmaceuticals Corp...................       103,406
        8,321 Pain Therapeutics, Inc. (b) (c)................        67,067
       13,003 Palatin Technologies, Inc. (c).................        54,743
       10,957 Par Pharmaceutical Cos., Inc. (b)..............       385,796
        5,789 Penwest Pharmaceuticals Co. (b) (c)............        74,157
       21,707 Perrigo Co.....................................       411,782
        6,732 Pharmacyclics, Inc. (b)........................        68,464
        3,999 Pharmion Corp. (b).............................       195,631
       29,162 Pharmos Corp. (b)..............................       119,856
        7,383 Pozen, Inc. (b) (c)............................        50,500
        7,291 Salix Pharmaceuticals, Ltd.....................       240,238
        3,867 SFBC International, Inc. (c)...................       121,153
       11,320 Supergen, Inc. (b) (c).........................        73,014
       14,808 The Medicines Co. (b)..........................       451,792
        4,867 Trimeris, Inc. (b) (c).........................        70,231
       26,719 Valeant Pharmaceuticals International, Inc.....       534,380
       15,418 Zila, Inc......................................        75,702
                                                              -------------
                                                                  7,245,111
                                                              -------------

              REAL ESTATE--6.4%
        8,031 Acadia Realty Trust (REIT).....................       110,346
        8,033 Affordable Residential Communities.............       133,348
          712 Alexander's, Inc. (REIT) (b) (c)...............       119,431
        5,881 Alexandria Real Estate Equities, Inc. (REIT)...       333,923
       34,894 American Financial Reality Trust...............       498,635
       10,923 American Home Mortgage Investment Corp. (REIT).       283,233
        8,125 AMLI Residential Properties Trust (REIT).......       238,387
       17,065 Anthracite Capital, Inc. (REIT) (c)............       204,439
       13,991 Anworth Mortgage Asset Corp. (REIT)............       166,213
        6,766 Ashford Hospitality Trust, Inc.................        56,496
        1,399 Avatar Holding, Inc. (b) (c)...................        58,198
        4,713 Bedford Property Investors, Inc. (REIT) (c)....       137,808
        5,473 Bluegreen Corp.................................        75,527
       13,060 Brandywine Realty Trust (REIT) (b).............       355,101
        5,206 Brookfield Homes Corp..........................       136,345
        9,264 Capital Automotive (REIT)......................       271,713
        7,524 Capital Lease Funding, Inc.....................        78,250
        2,105 Capital Trust, Inc. (Class A)..................        56,246
        4,958 Capstead Mortgage Corp. (REIT) (c).............        66,685

 See accompanying notes to statement of investments and financial statements.

                                    MSF-195

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

            REAL ESTATE--(CONTINUED)
     17,283 CarrAmerica Realty Corp. (REIT)................... $     522,465
      5,543 Cedar Shopping Centers, Inc.......................        63,689
      6,234 Colonial Properties Trust (REIT)..................       240,196
     15,740 Commercial Net Lease Realty (REIT) (c)............       270,728
      2,042 Consolidated Tomoka Land Co.......................        77,106
     15,065 Cornerstone Realty Income Trust, Inc. (REIT) (c)..       132,120
     10,355 Corporate Office Properties Trust (REIT) (c)......       257,322
      3,708 Correctional Properties Trust (REIT) (c)..........       108,459
     11,212 Corrections Corp. of America (b)..................       442,762
     11,460 Cousins Properties, Inc. (REIT)...................       377,607
      6,425 EastGroup Properties, Inc. (REIT).................       216,330
      7,169 Entertainment Properties Trust (REIT) (c).........       256,220
     13,405 Equity Inns, Inc. (REIT) (c)......................       124,532
      9,921 Equity One, Inc. (REIT) (c).......................       179,372
      7,281 Essex Property Trust, Inc. (REIT) (c).............       497,656
     14,930 FelCor Lodging Trust, Inc. (REIT) (c).............       180,653
     12,667 First Industrial Realty Trust, Inc. (REIT) (c)....       467,159
      9,807 Gables Residential Trust (REIT)...................       333,242
      6,406 Getty Realty Corp. (REIT).........................       161,175
      8,997 Glenborough Realty Trust, Inc. (REIT) (c).........       165,095
     10,960 Glimcher Realty Trust (REIT) (c)..................       242,435
      6,482 Government Properties Trust, Inc..................        67,737
     13,694 Healthcare Realty Trust, Inc. (REIT)..............       513,251
      8,714 Heritage Property Investment Trust, Inc. (REIT)...       235,801
     11,307 Highland Hospitality Corp. (REIT).................       113,635
     16,888 Highwoods Properties, Inc. (REIT).................       396,868
     10,960 Home Properties of New York, Inc. (REIT)..........       427,221
     19,371 IMPAC Mortage Holdings, Inc. (REIT) (c)...........       436,235
      8,950 Innkeepers USA Trust (REIT).......................        92,275
     12,856 Investors Real Estate Trust (REIT) (c)............       133,445
     11,036 Jones Lang LaSalle, Inc. (b)......................       299,076
      7,840 Keystone Property Trust (REIT)....................       188,395
      9,173 Kilroy Realty Corp. (REIT) (c)....................       312,799
      8,360 Koger Equity, Inc. (REIT) (c).....................       193,283
      8,485 Kramont Realty Trust (REIT).......................       135,760
      8,909 LaSalle Hotel Properties (REIT)...................       217,380
      5,017 Levitt Corp. (Class A)............................       129,238
     15,085 Lexington Corporate Properties Trust (REIT) (c)...       300,342
      5,486 LNR Property Corp.................................       297,615
      4,753 LTC Properties, Inc. (REIT) (c)...................        78,900
     11,837 Luminent Mortgage Capital, Inc....................       142,044
     10,875 Maguire Properties, Inc...........................       269,374
      5,539 Manufactured Home Communities, Inc. (REIT)........       183,839
     27,812 MeriStar Hospitality Corp. (REIT).................       190,234
     21,310 MFA Mortgage Investment, Inc. (REIT)..............       189,659
      5,736 Mid-America Apartment Communities, Inc. (REIT) (c)       217,337
      6,339 Mission West Properties, Inc. (REIT) (c)..........        76,765
      6,746 National Health Investors, Inc. (REIT) (b)........       183,424
     20,837 Nationwide Health Properties, Inc. (REIT).........       393,819
     10,790 Newcastle Investment Corp. (REIT).................       323,160
      7,683 Novastar Financial, Inc. (REIT) (c)...............       291,647
     15,032 Omega Healthcare Investors, Inc...................       150,921
      3,560 Parkway Properties, Inc. (REIT) (c)...............       158,242
     10,295 Pennsylvania Real Estate Investment Trust (REIT)..       352,604
     12,685 Post Properties, Inc. (REIT)......................       369,768
     14,162 Prentiss Properties Trust (REIT) (c)..............       474,710

                                                                    VALUE
   SHARES                                                          (NOTE 1)
  ----------------------------------------------------------------------------

           REAL ESTATE--(CONTINUED)
     7,149 Price Legacy Corp. (c)............................... $     131,971
     4,969 PS Business Parks, Inc. (REIT).......................       199,953
     7,833 RAIT Investment Trust (REIT).........................       193,083
     4,666 Ramco-Gershenson Property Trust (REIT)...............       113,057
    12,598 Realty Income Corp...................................       525,715
     5,114 Redwood Trust, Inc. (REIT) (c).......................       284,748
     3,616 Saul Centers, Inc. (REIT)............................       116,110
    17,568 Senior Housing Properties Trust (c)..................       294,967
     4,943 Sovran Self Storage, Inc. (REIT).....................       188,724
     9,733 Summit Properties, Inc. (REIT) (c)...................       249,554
     4,815 Sun Communities, Inc. (REIT).........................       181,285
     4,392 Tanger Factory Outlet Centers, Inc. (REIT)...........       171,727
    15,638 Taubman Centers, Inc. (REIT) (c).....................       357,954
     4,740 The Town & Country Trust (REIT) (c)..................       119,638
    10,225 Trammell Crow Co. (b)................................       144,173
     8,052 U.S. Restaurant Properties, Inc. (REIT) (c)..........       122,310
     3,614 Universal Health Realty Income Trust, Inc. (REIT) (c)       103,722
     6,696 Urstadt Biddle Properties, Inc. (REIT) (c)...........        99,168
    13,659 Washington Real Estate Investment Trust (REIT).......       401,301
     7,812 Winston Hotels, Inc.(REIT) (c).......................        80,854
                                                                 -------------
                                                                    21,313,464
                                                                 -------------

           ROAD & RAIL--1.3%
     7,727 Arkansas Best Corp. (b) (c)..........................       254,373
     8,318 Dollar Thrifty Automotive Group, Inc. (b)............       228,246
     6,933 Florida East Coast Indiana, Inc. (c).................       267,960
     6,063 Genesee & Wyoming, Inc. (Class A)....................       143,693
     8,899 Heartland Express, Inc. (b)..........................       243,477
    21,906 Kansas City Southern Industries, Inc. (b) (c)........       339,543
     8,561 Kforce, Inc. (b).....................................        80,816
     8,638 Knight Transportation, Inc. (b) (c)..................       248,170
    33,125 Laidlaw International, Inc...........................       429,300
     9,347 Landstar System, Inc. (b) (c)........................       494,176
     3,152 Marten Transport, Ltd. (b)...........................        58,785
     5,547 Old Dominion Freight Line, Inc. (b)..................       163,525
     9,019 Overnite Corp........................................       265,159
     9,020 Pacer International, Inc.............................       166,870
     2,239 PDI, Inc.............................................        67,909
     9,812 RailAmerica, Inc. (b) (c)............................       143,255
     4,969 SCS Transportation, Inc..............................       131,132
    15,956 Swift Transportation Co., Inc. (b)...................       286,410
     9,600 USF Corp. (c)........................................       337,248
                                                                 -------------
                                                                     4,350,047
                                                                 -------------

           SEMICONDUCTORS & EQUIPMENT--4.0%
     8,453 Actel Corp. (b)......................................       156,381
     3,170 ADE Corp. (b)........................................        68,504
     5,562 Advanced Energy Industries, Inc. (b).................        87,435
    10,109 AMIS Holdings, Inc. (b)..............................       171,044
     7,447 Artisan Components, Inc. (c).........................       192,133
    16,323 Asyst Technologies, Inc. (b).........................       168,780
     9,517 ATMI, Inc. (b) (c)...................................       259,909
     5,931 August Technology Corp. (b)..........................        74,375
    34,912 Axcelis Technologies, Inc. (b).......................       434,305
    15,356 Brooks Automation, Inc. (b)..........................       309,423

 See accompanying notes to statement of investments and financial statements.

                                    MSF-196

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
        SHARES                                               (NOTE 1)
       -----------------------------------------------------------------

                SEMICONDUCTORS & EQUIPMENT--(CONTINUED)
          7,983 Cabot Microelectronics Corp. (b) (c)...... $     244,360
          7,052 California Micro Devices Corp.............        81,310
         16,982 ChipPAC, Inc. (Class A) (b) (c)...........       106,477
         24,607 Cirrus Logic, Inc. (b) (c)................       147,888
          6,914 Cohu, Inc.................................       131,643
         30,683 Credence Systems Corp. (b)................       423,425
         11,512 Cymer, Inc. (b) (c).......................       431,009
          2,228 Diodes, Inc. (c)..........................        52,781
          9,744 DSP Group, Inc. (b).......................       265,427
          3,951 Dupont Photomasks, Inc. (b) (c)...........        80,324
         14,120 Entegris, Inc. (b)........................       163,368
         11,737 ESS Technology, Inc. (b) (c)..............       125,703
         14,200 Exar Corp. (b)............................       208,172
          7,395 FEI Co. (b) (c)...........................       176,814
          8,975 FormFactor, Inc. (b)......................       201,489
          9,983 FSI International, Inc. (b)...............        77,967
         12,064 Genesis Microchip, Inc. (c)...............       166,121
          9,273 Helix Technology Corp.....................       197,793
         33,601 Integrated Device Technology, Inc. (b)....       465,038
         12,062 Integrated Silicon Solution, Inc. (b) (c).       147,277
         22,880 Kopin Corp. (b) (c).......................       116,917
         17,667 Kulicke & Soffa Industries, Inc. (b) (c)..       193,630
         35,882 Lattice Semiconductor Corp. (b) (c).......       251,533
         15,723 LTX Corp. (b) (c).........................       169,966
         13,025 Mattson Technology, Inc. (b)..............       156,561
         21,960 Micrel, Inc. (b) (c)......................       266,814
         20,544 Microsemi Corp. (b).......................       291,930
         33,697 Mindspeed Technologies, Inc. (c)..........       167,137
         13,635 MIPS Technologies, Inc. (Class A) (b) (c).        83,446
         10,424 MKS Instruments, Inc. (b).................       237,876
          7,513 Monolithic System Technology, Inc. (b) (c)        56,573
         13,263 Mykrolis Corp.............................       231,042
         16,788 OmniVision Technologies, Inc. (b) (c).....       267,769
         38,899 ON Semiconductor Corp. (b) (c)............       195,273
          6,962 Pericom Semiconductor Corp. (b)...........        74,563
          9,583 Photronics, Inc. (b) (c)..................       181,502
         13,479 Pixelworks, Inc. (b) (c)..................       206,498
          6,528 PLX Technology, Inc. (b)..................       112,673
          9,121 Power Integrations, Inc. (b) (c)..........       227,113
         60,946 RF Micro Devices, Inc. (b) (c)............       457,095
          3,886 Rudolph Technologies, Inc. (b) (c)........        70,686
          5,248 Semitool, Inc. (b)........................        59,407
          7,937 Sigmatel, Inc. (b)........................       230,649
         24,644 Silicon Image, Inc. (b) (c)...............       323,576
         28,215 Silicon Storage Technology, Inc. (b)......       290,615
          2,089 Siliconix, Inc. (b).......................       103,656
          3,789 Sirf Technology Holdings, Inc.............        49,522
         52,695 Skyworks Solutions, Inc. (b) (c)..........       460,027
          6,018 Standard Microsystems Corp. (b)...........       140,340
          7,847 Tessera Technologies, Inc. (b)............       141,403
         27,970 Transmeta Corp. (c).......................        61,254
          6,244 Trident Microsystems, Inc.................        69,995
         47,255 TriQuint Semiconductor, Inc. (b)..........       258,012
          7,164 Ultratech Stepper, Inc. (b) (c)...........       116,630
         11,577 Varian Semiconductor Equipment, Inc. (b)..       446,409
         72,887 Vitesse Semiconductor Corp. (c)...........       355,689

                                                                 VALUE
     SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

             SEMICONDUCTORS & EQUIPMENT--(CONTINUED)
      10,786 Xicor, Inc. (b)................................. $     163,192
      14,401 Zoran Corp. (b) (c).............................       264,258
                                                              -------------
                                                                 13,367,906
                                                              -------------

             SOFTWARE--3.8%
      17,605 Actuate Corp. (b) (c)...........................        69,540
       7,677 Advent Software, Inc. (b).......................       138,723
      16,292 Agile Software Corp. (b)........................       142,555
       4,650 ANSYS, Inc. (c).................................       218,550
      20,569 Ascential Software Corp. (b)....................       328,898
      12,519 Aspen Technology, Inc. (b) (c)..................        90,888
       9,546 Authentidate Holding Corp.......................       104,338
      25,131 Borland Software Corp. (b)......................       213,362
      10,865 Captaris, Inc...................................        70,188
      23,667 Chordiant Software, Inc.........................       107,922
       4,558 Clarus Corp. (b)................................        52,736
       5,421 Concord Communications, Inc. (b)................        61,854
       7,655 Concur Technologies, Inc. (c)...................        81,909
      10,979 Corillian Corp..................................        55,334
       9,125 Cybersource Corp. (b)...........................        76,285
      11,650 Dendrite International, Inc. (c)................       216,457
       7,848 Diamondcluster International, Inc. (Class A) (b)        68,199
       3,781 Digimarc Corp. (b) (c)..........................        50,476
      19,793 E. Piphany, Inc. (b)............................        95,600
      13,688 Eclipsys Corp. (b)..............................       208,879
       7,079 Embarcadero Technologies, Inc. (b)..............        87,496
      17,289 Entrust, Inc. (b)...............................        77,801
      14,628 Epicor Software Corp............................       205,523
       4,544 EPIQ System, Inc. (b) (c).......................        65,888
       6,508 FactSet Research Systems, Inc. (c)..............       307,633
       3,508 Faro Technologies, Inc..........................        90,050
      12,065 Filenet Corp. (b) (c)...........................       380,892
       4,129 Group 1 Software, Inc...........................        94,761
      12,260 Hyperion Solutions Corp. (b) (c)................       536,007
       7,791 Inet Technologies, Inc. (b).....................        97,154
      27,709 Informatica Corp. (b)...........................       211,420
      78,352 Internap Network Services Corp. (b).............        94,806
      11,469 Intervoice, Inc. (b) (c)........................       131,549
       9,136 Ivillage, Inc. (b)..............................        58,014
       9,424 JDA Software Group, Inc. (b)....................       124,114
      12,077 KFX, Inc. (c)...................................        92,027
       9,350 Kronos, Inc. (b)................................       385,220
      18,216 Lawson Software, Inc. (b).......................       128,969
      15,747 Macrovision Corp. (b)...........................       394,147
       7,910 Magma Design Automation, Inc. (c)...............       152,109
      23,247 Manugistics Group, Inc. (b).....................        76,018
       6,849 Mapics, Inc. (c)................................        72,325
       6,753 MapInfo Corp. (b)...............................        71,582
       6,628 Marimba, Inc. (b)...............................        53,886
      23,916 Mentor Graphics Corp............................       369,981
       3,753 Merge Technologies, Inc.........................        54,906
      25,452 Micromuse, Inc. (b) (c).........................       170,274
       4,770 Micros Systems, Inc. (b)........................       228,817
       3,790 MicroStrategy, Inc. (Class A) (c)...............       161,833
       6,430 MRO Software, Inc. (b)..........................        87,512

 See accompanying notes to statement of investments and financial statements.

                                    MSF-197

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                  VALUE
    SHARES                                                       (NOTE 1)
   -------------------------------------------------------------------------

            SOFTWARE--(CONTINUED)
     10,246 MSC.Software Corp. (b) (c)........................ $      91,702
     18,957 NETIQ Corp. (b)...................................       250,232
     10,303 NetScout Systems, Inc. (b) (c)....................        67,897
      3,947 Open Solutions, Inc...............................        98,596
     10,674 Packeteer, Inc. (b) (c)...........................       172,385
      4,156 PalmSource, Inc (c)...............................        71,234
     85,578 Parametric Technology Corp. (b)...................       427,890
      7,725 Plato Learning, Inc. (b)..........................        76,555
      9,289 Progress Software Corp. (b).......................       201,293
      1,152 Quality Systems, Inc..............................        56,552
     16,049 Quest Software, Inc. (b)..........................       207,032
      5,906 RadiSys Corp. (b) (c).............................       109,674
      2,952 Renaissance Learning, Inc. (b) (c)................        66,184
     19,717 RSA Security, Inc. (b) (c)........................       403,607
          1 Safalink Corp. (c)................................             2
      7,401 SafeNet, Inc. (c).................................       204,860
     26,265 ScanSoft, Inc. (c)................................       130,012
      7,904 SeaChange International, Inc. (b) (c).............       133,420
     12,086 Secure Computing Corp. (b) (c)....................       140,802
      8,957 Serena Software, Inc. (b) (c).....................       170,989
      4,095 SPSS, Inc. (b)....................................        73,587
      3,686 SS&C Technologies, Inc. (c).......................        68,928
     14,659 Take-Two Interactive Software, Inc. (b) (c).......       449,152
      4,488 TALX Corp. (b)....................................       109,642
     12,229 THQ, Inc. (b) (c).................................       280,044
     11,959 Transaction Systems Architects, Inc. (Class A) (b)       257,477
      5,243 Ultimate Software Group, Inc......................        52,954
      3,829 Verint Systems, Inc. (c)..........................       131,028
      9,757 Verity, Inc. (b)..................................       131,817
     25,836 Wind River Systems, Inc. (b) (c)..................       303,831
      6,845 Witness Systems, Inc. (b).........................        83,167
                                                               -------------
                                                                  12,537,952
                                                               -------------

            SPECIALTY RETAIL--3.3%
      4,205 A.C. Moore Arts & Crafts, Inc. (b) (c)............       115,680
      8,534 Aaron Rents, Inc. (Class B).......................       282,817
     17,662 Aeropostale, Inc. (b).............................       475,284
      1,395 America's Car-Mart, Inc...........................        41,892
      4,325 Asbury Automotive Group, Inc. (c).................        64,875
      6,591 Big 5 Sporting Goods Corp. (c)....................       172,618
      6,538 Brookstone, Inc...................................       131,087
      3,295 Buckle, Inc. (b)..................................        93,084
      5,520 Building Materials Holdings Corp. (b).............       104,494
      6,057 Burlington Coat Factory Warehouse Corp. (b).......       116,900
     10,200 Casual Male Retail Group, Inc. (b) (c)............        74,460
      5,528 Cato Corp. (Class A) (c)..........................       124,104
      3,981 Charlotte Russe Holding, Inc. (c).................        85,114
     36,594 Charming Shoppes, Inc.............................       326,784
      5,550 Childrens Place Retail Stores, Inc. (b) (c).......       130,536
     11,991 Christopher & Banks Corp. (c).....................       212,361
      4,194 Cole National Corp. (Class A) (b) (c).............        97,930
      7,641 Cost Plus, Inc. (b)...............................       247,950
     14,942 CSK Auto Corp. (b)................................       256,106
      9,566 Dick's Sporting Goods, Inc. (b) (c)...............       319,026
      8,168 Dress Barn, Inc. (b) (c)..........................       139,836

                                                               VALUE
       SHARES                                                 (NOTE 1)
      -------------------------------------------------------------------

               SPECIALTY RETAIL--(CONTINUED)
         4,422 Electronics Boutique Holding Corp. (c)...... $     116,476
         7,007 Gamestop Corp. (Class A) (b) (c)............       106,647
         7,205 Genesco, Inc. (b) (c).......................       170,254
         7,543 Goody's Family Clothing, Inc. (c)...........        78,221
         5,854 Group 1 Automotive, Inc. (b)................       194,411
         7,791 Guitar Center, Inc. (b).....................       346,466
         4,608 Hancock Fabrics, Inc. (c)...................        58,752
         5,275 Haverty Furniture Cos., Inc. (c)............        92,207
         7,557 Hibbett Sporting Goods, Inc. (b)............       206,684
        19,040 Hollywood Entertainment Corp. (b)...........       254,374
        16,778 Hot Topic, Inc. (b) (c).....................       343,781
         6,543 Jo Ann Stores, Inc..........................       192,364
         2,262 JoS. A. Bank Clothiers, Inc. (c)............        71,004
        13,942 Linens 'N Things, Inc. (b)..................       408,640
         4,339 Lithia Motors, Inc. (Class A) (b)...........       107,520
         3,183 Monro Muffler Brake, Inc....................        77,220
         9,750 Movie Gallery, Inc. (c).....................       190,613
        21,098 Payless Shoesource, Inc. (b) (c)............       314,571
        18,411 Pep Boys-Manny Moe & Jack (c)...............       466,719
         6,328 Rent-Way, Inc. (b) (c)......................        56,952
         7,338 Restoration Hardware, Inc. (c)..............        53,641
        11,658 Select Comfort Corp. (c)....................       331,087
         3,126 Sharper Image Corp. (c).....................        98,125
         9,745 Sonic Automotive, Inc. (Class A) (c)........       215,852
         7,197 Sports Authority, Inc. (c)..................       258,372
         6,031 Stage Stores, Inc...........................       227,127
         6,663 TBC Corp. (b)...............................       158,579
        11,157 The Bombay Co., Inc. (c)....................        68,392
         6,806 The Finish Line, Inc. (b)...................       205,337
         9,692 The Gymboree Corp. (b)......................       148,869
         9,582 The Men's Wearhouse, Inc. (b)...............       252,869
        12,243 Too, Inc. (b) (c)...........................       204,458
        10,197 Tractor Supply Co. (b)......................       426,439
         7,783 Trans World Entertainment Corp. (b) (c).....        77,986
         6,364 United Auto Group, Inc. (b).................       195,057
         3,991 West Marine, Inc. (c).......................       107,158
        16,716 Zale Corp. (b)..............................       455,678
                                                            -------------
                                                               10,951,840
                                                            -------------

               TEXTILES, APPAREL & LUXURY GOODS--1.1%
         6,358 Brown Shoe Co., Inc. (b) (c)................       260,233
         2,235 Carter's Inc. (b)...........................        65,061
         2,327 Cherokee, Inc...............................        58,384
         3,013 Deckers Outdoor Corp........................        88,853
         6,509 DHB Industries, Inc. (c)....................        98,807
         4,996 Guess?, Inc.................................        80,436
         7,913 Hartmarx Corp...............................        49,852
         9,373 K-Swiss, Inc. (Class A) (c).................       189,428
         9,059 Kellwood Co.................................       394,519
         2,769 Kenneth Cole Productions, Inc. (Class A) (b)        94,894
         4,534 Movado Group, Inc. (c)......................        78,212
         2,790 Oshkosh B'Gosh, Inc. (Class A) (c)..........        69,666
         4,440 Oxford Industries, Inc. (c).................       193,406
         8,966 Phillips Van Heusen Corp. (c)...............       172,596
        17,396 Quiksilver, Inc. (b)........................       414,199

 See accompanying notes to statement of investments and financial statements.

                                    MSF-198

METROPOLITAN SERIES FUND, INC.

RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
     SHARES                                                     (NOTE 1)
    -----------------------------------------------------------------------

             TEXTILES, APPAREL & LUXURY GOODS--(CONTINUED)
       9,455 Russell Corp.................................... $     169,812
       6,446 Skechers U. S. A., Inc. (Class A) (b) (c).......        83,798
       3,352 Steven Madden, Ltd. (b).........................        66,939
      13,783 Stride Rite Corp................................       152,027
      14,705 The Warnaco Group, Inc..........................       312,775
       3,018 UniFirst Corp...................................        87,794
       6,566 Van's, Inc. (b) (c).............................       134,931
      10,564 Wellman, Inc. (c)...............................        85,885
      12,373 Wolverine World Wide, Inc.......................       324,791
                                                              -------------
                                                                  3,727,298
                                                              -------------

             THRIFTS & MORTGAGE FINANCE--1.7%
       5,304 Accredited Home Lenders Holding Co. (c).........       149,308
      25,229 Bank Mutual Corp................................       274,996
       4,713 Bank United Corp................................           330
      14,201 BankAtlantic Bancorp, Inc. (Class A) (c)........       262,008
       8,289 BankUnited Financial Corp. (b)..................       213,856
       1,717 Berkshire Hill Bancorp, Inc.....................        63,701
      19,909 Brookline Bancorp, Inc..........................       292,065
      12,207 Charter Municipal Mortgage Acceptance Co. (c)...       239,990
       3,903 Citizens First Bancorp, Inc.....................        92,930
       4,664 Clifton Savings Bancorp.........................        55,082
       1,995 Coastal Financial Corp. (c).....................        29,825
      11,762 Community First Bankshares, Inc.................       378,619
       2,819 Federal Agricultural Mortgage Corp. (b).........        67,459
       3,744 Fidelity Bankshares, Inc........................       132,725
      24,490 First Niagara Financial Group, Inc..............       293,880
       5,245 First Place Financial Corp. (c).................        97,400
      10,415 Flagstar Bancorp, Inc. (c)......................       207,050
       5,115 Flushing Financial Corp.........................        90,280
       3,600 Franklin Bank Corp. (b).........................        56,952
       2,161 Gabelli Asset Management, Inc. (Class A) (b) (c)        91,843
       3,939 Gladstone Capital Corp. (c).....................        79,371
       3,556 Horizon Financial Corp. (c).....................        70,764
      10,820 Hudson River Bancorp, Inc.......................       184,697
       1,943 ITLA Capital Corp...............................        78,828
       9,880 KNBT Bancorp....................................       164,996
       9,026 New Century Financial Corp. (c).................       422,597
       6,125 Northwest Bancorp, Inc..........................       140,262
       1,422 PennFed Financial Services, Inc. (c)............        48,348
      10,364 Provident Bankshares Corp.......................       298,898
      19,215 Provident Financial Services, Inc...............       337,223
       2,056 Quaker City Bancorp, Inc. (b)...................       112,957
       9,645 Saxon Capital, Inc..............................       220,195
       7,139 TierOne Corp....................................       153,560
       9,060 Waypoint Financial Corp.........................       249,965
       2,138 WSFS Financial Corp.............................       104,056
                                                              -------------
                                                                  5,757,016
                                                              -------------
             TOBACCO--0.3%
      14,141 Dimon, Inc. (c).................................        80,887
       5,786 Schweitzer-Mauduit International, Inc...........       177,225
       4,780 Standard Commercial Corp. (c)...................        86,279
       7,899 Universal Corp..................................       402,375
       8,468 Vector Group, Ltd. (c)..........................       133,371
                                                              -------------
                                                                    880,137
                                                              -------------

                                                                VALUE
      SHARES                                                   (NOTE 1)
     ---------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS--0.0%
         4,549 Aceto Corp................................... $      80,062
         1,405 Lawson Products, Inc. (c)....................        53,601
                                                             -------------
                                                                   133,663
                                                             -------------

               TRANSPORTATION INFRASTRUCTURE--0.1%
         9,979 Illumina, Inc. (b)...........................        63,367
        15,392 Werner Enterprises, Inc......................       324,771
                                                             -------------
                                                                   388,138
                                                             -------------

               WATER UTILITIES--0.2%
         4,979 American State Water Co. (c).................       115,712
         5,594 California Water Service Group (c)...........       154,115
         2,619 Connecticut Water Service, Inc. (c)..........        67,203
         3,736 Middlesex Water Co. (c)......................        72,404
         2,310 SJW Corp.....................................        78,540
         5,251 Southwest Water Co. (c)......................        65,742
                                                             -------------
                                                                   553,716
                                                             -------------

               WIRELESS TELECOMMUNICATION SERVICES--0.3%
         3,821 Airgate PCS, Inc.............................        69,924
         5,657 Arch Wireless, Inc. (Class A)................       161,168
        10,163 At Road, Inc. (b)............................        77,747
         5,257 Boston Communications Group, Inc. (b) (c)....        53,884
        35,250 Dobson Communications Corp. (Class A) (b) (c)       114,915
         3,805 EMS Technologies, Inc........................        73,931
         1,750 Metrocall Holdings, Inc......................       117,250
        12,775 Price Communications Corp. (b)...............       188,559
         1,795 SBA Communications Corp. (b).................         7,988
         7,949 Triton PCS Holdings, Inc. (Class A) (c)......        34,658
        15,443 Wireless Facilities, Inc. (b) (c)............       151,805
                                                             -------------
                                                                 1,051,829
                                                             -------------
               Total Common Stocks
                (Identified Cost $286,312,609)..............   330,388,201
                                                             -------------





























     BONDS & NOTES--0.0%
       FACE
      AMOUNT
     ---------------------------------------------------------------------

               REAL ESTATE--0.0%
     $   3,000 Brookfield Homes Corp. 12.000%, 06/30/20 (c).         3,097
                                                             -------------
               Total Bonds & Notes
                (Identified Cost $3,000)....................         3,097
                                                             -------------

     WARRANTS--0.0%
      SHARES
     ---------------------------------------------------------------------

               COMMUNICATIONS EQUIPMENT--0.0%
           843 Redback Networks, Inc. (b)...................         4,807
           801 Redback Networks, Inc. (b)...................         3,925
                                                             -------------
                                                                     8,732
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-199

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

WARRANTS--(CONTINUED)


                                                           VALUE
           SHARES                                         (NOTE 1)
           ---------------------------------------------------------

                  OIL & GAS--0.0%
            986   Magnum Hunter Resources, Inc. (b) (c) $        493
                                                        ------------
                  Total Warrants
                   (Identified Cost $48,940)...........        9,225
                                                        ------------
                  Total Investments--99.7%
                   (Identified Cost $286,364,549) (a)..  330,400,523
                  Other assets less liabilities........      875,876
                                                        ------------
                  TOTAL NET ASSETS--100%............... $331,276,399
                                                        ============

FUTURES CONTRACTS

                       NUMBER OF EXPIRATION  CONTRACT  VALUATION AS OF  UNREALIZED
FUTURES CONTRACTS LONG CONTRACTS    DATE      AMOUNT    JUNE 30, 2004  APPRECIATION
---------------------- --------- ---------- ---------- --------------- ------------
  Russell 2000 Index..     7      9/16/04   $2,058,928   $2,073,225      $14,297
                                                                         =======

 See accompanying notes to statement of investments and financial statements.

                                    MSF-200

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS
        Investments at value.....................             $330,400,523
        Cash.....................................               12,896,018
        Collateral for securities loaned.........               86,709,545
        Receivable for:
         Securities sold.........................               24,391,086
         Fund shares sold........................                  482,853
         Futures variation margin................                   12,445
         Dividends and interest..................                  289,193
                                                              ------------
          Total Assets...........................              455,181,663
      LIABILITIES
        Payable for:
         Fund shares redeemed.................... $ 2,384,621
         Securities purchased....................  34,646,118
         Withholding taxes.......................         101
         Return of collateral for securities
          loaned.................................  86,709,545
        Accrued expenses:
         Management fees.........................      70,305
         Service and distribution fees...........      16,923
         Other expenses..........................      77,651
                                                  -----------
          Total Liabilities......................              123,905,264
                                                              ------------
      NET ASSETS.................................             $331,276,399
                                                              ============
        Net assets consist of:
         Capital paid in.........................             $273,410,218
         Undistributed net investment income.....                1,610,143
         Accumulated net realized gains
          (losses)...............................               12,205,767
         Unrealized appreciation (depreciation)..
         on investments and futures contracts....               44,050,271
                                                              ------------
      NET ASSETS.................................             $331,276,399
                                                              ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per
       share ($226,882,812 divided by
       17,888,344 shares outstanding)............             $      12.68
                                                              ============
      CLASS B
      Net asset value and redemption price per
       share ($55,409,329 divided by
       4,422,711 shares outstanding).............             $      12.53
                                                              ============
      CLASS E
      Net asset value and redemption price per
       share ($48,984,258 divided by
       3,874,605 shares outstanding).............             $      12.64
                                                              ============
      Identified cost of investments.............             $286,364,549
                                                              ============











STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $ 1,797,587(a)
       Interest................................                 146,622 (b)
                                                             -----------
                                                               1,944,209
     EXPENSES
       Management fees......................... $   415,489
       Service and distribution fees--Class B..      59,397
       Service and distribution fees--Class E..      36,605
       Directors' fees and expenses............      10,633
       Custodian...............................     102,995
       Audit and tax services..................      10,686
       Legal...................................       4,126
       Printing................................      35,933
       Insurance...............................       2,809
       Miscellaneous...........................         811
                                                -----------
       Total expenses..........................                  679,484
                                                             -----------
     NET INVESTMENT INCOME.....................                1,264,725
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  16,084,443
       Futures contracts--net..................     328,044   16,412,487
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................   1,991,233
       Futures contracts--net..................    (134,233)   1,857,000
                                                -----------  -----------
     Net gain (loss)...........................               18,269,487
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $19,534,212
                                                             ===========

(a)Net of foreign taxes of $573.
(b)Includes income on securities loaned of $95,117.

                See accompanying notes to financial statements.

                                    MSF-201

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)



                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,264,725  $  1,731,802
  Net realized gain (loss)..........................................   16,412,487     6,096,509
  Unrealized appreciation (depreciation)............................    1,857,000    72,846,941
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,534,212    80,675,252
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,105,498)   (1,112,568)
    Class B.........................................................     (167,111)     (102,909)
    Class E.........................................................     (228,581)      (81,295)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (1,501,190)   (1,296,772)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   18,529,685    64,625,698
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   36,562,707   144,004,178

NET ASSETS
  Beginning of the period...........................................  294,713,692   150,709,514
                                                                     ------------  ------------
  End of the period................................................. $331,276,399  $294,713,692
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  1,610,143  $  1,846,608
                                                                     ============  ============



































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2002
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  3,377,319  $ 41,928,206   5,686,713  $ 56,979,360
  Reinvestments...............................................     87,116     1,105,498     135,514     1,112,568
  Redemptions................................................. (3,714,060)  (46,128,366) (3,588,540)  (35,268,984)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (249,625) $ (3,094,662)  2,233,687  $ 22,822,944
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,538,958  $ 18,856,052   2,332,676  $ 23,234,929
  Reinvestments...............................................     13,326       167,111      12,658       102,909
  Redemptions.................................................   (510,471)   (6,217,459)   (591,173)   (5,883,928)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,041,813  $ 12,805,704   1,754,161  $ 17,453,910
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,876,195  $ 23,335,134   2,777,443  $ 27,853,726
  Reinvestments...............................................     18,070       228,581       9,914        81,295
  Redemptions................................................. (1,213,783)  (14,745,072)   (353,318)   (3,586,177)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    680,482  $  8,818,643   2,434,039  $ 24,348,844
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  1,472,670  $ 18,529,685   6,421,887  $ 64,625,698
                                                               ==========  ============  ==========  ============


                See accompanying notes to financial statements.

                                    MSF-202

METROPOLITAN SERIES FUND, INC.

 RUSSELL 2000 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                        CLASS A
                                            --------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                   YEAR ENDED DECEMBER 31,
                                              JUNE 30,    ------------------------------------------------
                                                2004        2003      2002      2001      2000      1999
                                            ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  11.95     $   8.25  $  10.43  $  10.37  $  12.52  $  10.53
                                             --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.....................      0.05         0.08      0.08      0.10      0.11      0.08
 Net realized and unrealized gain (loss)
   on investments..........................      0.74         3.69     (2.20)    (0.01)    (0.55)     2.29
                                             --------     --------  --------  --------  --------  --------
 Total from investment operations..........      0.79         3.77     (2.12)     0.09     (0.44)     2.37
                                             --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income..     (0.06)       (0.07)    (0.05)    (0.03)    (0.11)    (0.08)
 Distributions from net realized capital
   gains...................................      0.00         0.00     (0.01)     0.00     (1.60)    (0.30)
                                             --------     --------  --------  --------  --------  --------
 Total distributions.......................     (0.06)       (0.07)    (0.06)    (0.03)    (1.71)    (0.38)
                                             --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.............  $  12.68     $  11.95  $   8.25  $  10.43  $  10.37  $  12.52
                                             ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)...........................       6.6 (b)     46.1     (20.5)      0.9      (3.8)     22.7
Ratio of operating expenses to average net
 assets (%)................................      0.35 (c)     0.47      0.49      0.55      0.55      0.45
Ratio of net investment income to average
 net assets (%)............................      0.81 (c)     0.89      0.99      1.03      0.89      1.04
Portfolio turnover rate (%)................        67 (c)       42        53        47        78        67
Net assets, end of period (000)............  $226,883     $216,744  $131,184  $141,958  $125,738  $111,729
The Ratios of operating expenses to
 average net assets without giving effect
 to the contractual expense agreement
 would have been (%).......................        --           --        --      0.56      0.55      0.89






























                                                                                            CLASS B
                                                                       ---------------------------------------------
                                                                       SIX MONTHS      YEAR ENDED     JANUARY 2, 2001(A)
                                                                         ENDED        DECEMBER 31,         THROUGH
                                                                        JUNE 30,    ----------------     DECEMBER 31,
                                                                          2004        2003     2002          2001
                                                                       ----------   -------  -------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $ 11.80     $  8.16  $ 10.33        $ 9.84
                                                                        -------     -------  -------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income................................................     0.03        0.05     0.05          0.06
 Net realized and unrealized gain (loss) on investments...............     0.74        3.65    (2.17)         0.46
                                                                        -------     -------  -------        ------
 Total from investment operations.....................................     0.77        3.70    (2.12)         0.52
                                                                        -------     -------  -------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income.............................    (0.04)      (0.06)   (0.04)        (0.03)
 Distributions from net realized capital gains........................     0.00        0.00    (0.01)         0.00
                                                                        -------     -------  -------        ------
 Total distributions..................................................    (0.04)      (0.06)   (0.05)        (0.03)
                                                                        -------     -------  -------        ------
NET ASSET VALUE, END OF PERIOD........................................  $ 12.53     $ 11.80  $  8.16        $10.33
                                                                        =======     =======  =======        ======
TOTAL RETURN (%)......................................................      6.4 (b)    45.7    (20.6)          5.3 (b)
Ratio of operating expenses to average net assets (%).................     0.60 (c)    0.72     0.74          0.80 (c)
Ratio of net investment income to average net assets (%)..............     0.58 (c)    0.64     0.79          0.83 (c)
Portfolio turnover rate (%)...........................................       67 (c)      42       53            47
Net assets, end of period (000).......................................  $55,409     $39,911  $13,267        $7,292
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......       --          --       --          0.81 (c)

                                                                                         CLASS E
                                                                       ----------------------------------------
                                                                       SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                                         ENDED        DECEMBER 31,      THROUGH
                                                                        JUNE 30,    ---------------   DECEMBER 31,
                                                                          2004        2003    2002        2001
                                                                       ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................  $ 11.92     $  8.23  $10.42      $10.46
                                                                        -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income................................................     0.03        0.07    0.07        0.01
 Net realized and unrealized gain (loss) on investments...............     0.74        3.69   (2.20)      (0.05)
                                                                        -------     -------  ------      ------
 Total from investment operations.....................................     0.77        3.76   (2.13)      (0.04)
                                                                        -------     -------  ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.............................    (0.05)      (0.07)  (0.05)       0.00
 Distributions from net realized capital gains........................     0.00        0.00   (0.01)       0.00
                                                                        -------     -------  ------      ------
 Total distributions..................................................    (0.05)      (0.07)  (0.06)       0.00
                                                                        -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD........................................  $ 12.64     $ 11.92  $ 8.23      $10.42
                                                                        =======     =======  ======      ======
TOTAL RETURN (%)......................................................      6.5 (b)    46.0   (20.6)       (0.4)(b)
Ratio of operating expenses to average net assets (%).................     0.50 (c)    0.62    0.64        0.70 (c)
Ratio of net investment income to average net assets (%)..............     0.68 (c)    0.74    1.08        1.58 (c)
Portfolio turnover rate (%)...........................................       67 (c)      42      53          47
Net assets, end of period (000).......................................  $48,984     $38,059  $6,259      $    8
The Ratios of operating expenses to average net assets without giving
 effect to the contractual expense agreement would have been (%)......       --          --      --        0.71 (c)

(a)Commencement of operations
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-203

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.5% OF TOTAL NET ASSETS

                                                                   VALUE
     SHARES                                                       (NOTE 1)
   --------------------------------------------------------------------------

               AEROSPACE & DEFENSE--2.8%
       345,900 AAR Corp. (c)................................... $   3,925,965
        68,900 Alliant Techsystems, Inc. (b)...................     4,364,126
       130,200 Esterline Technologies Corp. (c)................     3,844,806
       154,300 HEICO Corp. (c).................................     2,815,975
        15,480 HEICO Corp. (Class A)...........................       215,946
       115,300 Herley Industries, Inc. (b) (c).................     2,252,962
       182,100 Teledyne Technologies, Inc. (b).................     3,645,642
       109,000 Triumph Group, Inc. (b) (c).....................     3,480,370
                                                                -------------
                                                                   24,545,792
                                                                -------------

               AIR FREIGHT & COURIERS--0.8%
       280,300 EGL, Inc. (b)...................................     7,455,980
                                                                -------------

               AIRLINES--1.2%
       161,900 Alaska Air Group, Inc. (b) (c)..................     3,864,553
        76,500 Frontier Airlines, Inc. (b) (c).................       832,320
       434,200 Mesa Air Group, Inc. (b) (c)....................     3,512,678
       157,700 SkyWest, Inc....................................     2,745,557
                                                                -------------
                                                                   10,955,108
                                                                -------------

               AUTO COMPONENTS--1.4%
        71,800 American Axle & Manufacturing Holdings, Inc. (b)     2,610,648
        98,530 BorgWarner, Inc.................................     4,312,658
       186,300 Cooper Tire & Rubber Co.........................     4,284,900
       341,400 Tower Automotive, Inc. (b) (c)..................     1,242,696
                                                                -------------
                                                                   12,450,902
                                                                -------------

               BIOTECHNOLOGY--0.8%
       294,300 Albany Molecular Research, Inc. (b) (c).........     3,805,299
       231,400 InterMune, Inc. (b) (c).........................     3,568,188
                                                                -------------
                                                                    7,373,487
                                                                -------------

               BUILDING PRODUCTS--1.5%
       230,650 Apogee Enterprises, Inc.........................     2,398,760
       295,900 Comfort Systems USA, Inc. (b)...................     1,890,801
       123,400 ElkCorp.........................................     2,954,196
       305,700 Jacuzzi Brands, Inc.............................     2,463,942
       108,300 Trex Co., Inc. (b) (c)..........................     4,088,325
                                                                -------------
                                                                   13,796,024
                                                                -------------

               CAPITAL MARKETS--1.1%
       187,100 American Capital Strategies, Ltd................     5,242,542
        90,800 Investment Technology Group, Inc................     1,161,332
       160,000 MCG Capital Corp. (c)...........................     2,460,800
        61,400 SWS Group, Inc..................................       939,420
                                                                -------------
                                                                    9,804,094
                                                                -------------

               CHEMICALS--4.1%
       539,410 Agrium, Inc.....................................     7,848,416
       176,000 Cambrex Corp....................................     4,440,480
       126,000 Ferro Corp......................................     3,361,680
       294,000 IMC Global, Inc.................................     3,939,600
       267,700 Millennium Chemicals, Inc. (b)..................     4,636,564
        37,300 Minerals Technologies, Inc. (c).................     2,163,400

                                                                   VALUE
     SHARES                                                       (NOTE 1)
   --------------------------------------------------------------------------

               CHEMICALS--(CONTINUED)
       672,200 Omnova Solutions, Inc. (c)...................... $   4,100,420
       172,300 Sensient Technologies Corp. (c).................     3,701,004
        94,300 Spartech Corp...................................     2,446,142
                                                                -------------
                                                                   36,637,706
                                                                -------------

               COMMERCIAL BANKS--0.8%
       303,100 Sterling Bancshares, Inc. (c)...................     4,300,989
        49,900 Zions Bancorp...................................     3,066,355
                                                                -------------
                                                                    7,367,344
                                                                -------------

               COMMERCIAL SERVICES & SUPPLIES--3.3%
       255,600 Heidrick & Struggles International, Inc. (b) (c)     7,586,208
       146,200 John H. Harland Co. (c).........................     4,290,970
       191,600 Learning Tree International, Inc. (b) (c).......     2,780,116
       149,200 NCO Group, Inc. (b).............................     3,982,148
       271,400 Steelcase, Inc. (c).............................     3,799,600
       185,700 Tetra Technologies, Inc. (b)....................     3,030,624
       129,700 Viad Corp.......................................     3,503,197
                                                                -------------
                                                                   28,972,863
                                                                -------------

               COMMUNICATIONS EQUIPMENT--2.3%
        57,600 Advanced Fibre Communications, Inc. (b).........     1,163,520
       222,900 Anaren Microwave, Inc. (b) (c)..................     3,642,186
       401,800 Andrew Corp. (b) (c)............................     8,040,018
       204,600 CommScope, Inc. (b) (c).........................     4,388,670
       478,400 NMS Communications Corp. (b) (c)................     3,530,592
                                                                -------------
                                                                   20,764,986
                                                                -------------

               COMPUTERS & PERIPHERALS--1.4%
       211,300 Electronics for Imaging, Inc. (b) (c)...........     5,971,338
       101,600 Hutchinson Technology, Inc. (b) (c).............     2,498,344
     1,161,700 Silicon Graphics, Inc. (b) (c)..................     2,555,740
       427,670 Simpletech, Inc. (b)............................     1,458,355
                                                                -------------
                                                                   12,483,777
                                                                -------------

               CONSTRUCTION & ENGINEERING--2.0%
       138,500 Dycom Industries, Inc. (b)......................     3,878,000
        34,300 Granite Construction, Inc. (c)..................       625,289
       199,100 Insituform Technologies, Inc. (b) (c)...........     3,239,357
       485,200 Integrated Electrical Services, Inc. (b)........     3,905,860
       437,700 Walter Industries, Inc. (c).....................     5,961,474
                                                                -------------
                                                                   17,609,980
                                                                -------------

               CONSTRUCTION MATERIALS--0.9%
       175,800 Martin Marietta Materials, Inc..................     7,793,214
                                                                -------------

               CONTAINERS & PACKAGING--1.4%
       249,700 Anchor Glass Container Corp. (b)................     3,378,441
       282,300 Caraustar Industries, Inc.......................     3,983,253
       205,300 Packaging Corp. of America......................     4,906,670
                                                                -------------
                                                                   12,268,364
                                                                -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-204

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                   DIVERSIFIED FINANCIAL SERVICES--1.1%
           280,000 GATX Corp. (c).......................... $   7,616,000
           222,000 Medallion Financial Corp. (c)...........     1,764,900
                                                            -------------
                                                                9,380,900
                                                            -------------

                   DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
           455,500 PTEK Holdings, Inc......................     5,251,915
                                                            -------------

                   ELECTRIC UTILITIES--0.4%
            50,600 Hawaiian Electric Industries, Inc. (c)..     1,320,660
           105,500 Westar Energy, Inc......................     2,100,505
                                                            -------------
                                                                3,421,165
                                                            -------------

                   ELECTRICAL EQUIPMENT--2.6%
            71,900 Acuity Brands, Inc......................     1,941,300
           135,000 Belden, Inc. (c)........................     2,893,050
            23,800 C&D Technologies, Inc...................       424,354
           426,200 GrafTech International, Ltd. (b) (c)....     4,458,052
           133,400 Regal Beloit Corp. (c)..................     2,969,484
           109,800 Roper Industries, Inc. (c)..............     6,247,620
           156,600 Thomas & Betts Corp.....................     4,264,218
                                                            -------------
                                                               23,198,078
                                                            -------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--5.8%
            92,400 Anixter International, Inc. (b) (c).....     3,144,372
           129,000 Avnet, Inc. (b).........................     2,928,300
           137,400 AVX Corp. (c)...........................     1,985,430
            66,800 BEI Technologies, Inc...................     1,891,108
            57,400 Benchmark Electronics, Inc. (b) (c).....     1,670,340
            93,500 Excel Technology, Inc. (b) (c)..........     3,108,875
           600,100 Kemet Corp. (b).........................     7,333,222
           135,600 Lecroy Corp. (b)........................     2,442,156
           606,100 Technitrol, Inc.........................    13,273,590
            26,700 Trimble Navigation, Ltd. (b) (c)........       741,993
           493,662 Veeco Instruments, Inc. (b) (c).........    12,741,416
                                                            -------------
                                                               51,260,802
                                                            -------------

                   ENERGY EQUIPMENT & SERVICES--4.6%
           115,100 Atwood Oceanics, Inc. (b) (c)...........     4,805,425
           165,800 Core Laboratories NV (b)................     3,813,400
           679,700 Global Industries, Inc. (b).............     3,887,884
           849,100 Grey Wolf, Inc. (b) (c).................     3,600,184
           533,500 Hanover Compressor Co. (b) (c)..........     6,348,650
           207,900 Maverick Tube Corp. (b) (c).............     5,459,454
           551,600 Newpark Resources, Inc. (b) (c).........     3,419,920
           191,000 Veritas DGC, Inc. (b) (c)...............     4,421,650
           283,400 W-H Energy Services, Inc. (b)...........     5,554,640
                                                            -------------
                                                               41,311,207
                                                            -------------

                   FOOD & STAPLES RETAILING--2.3%
           171,400 BJ's Wholesale Club, Inc. (b) (c).......     4,285,000
           275,300 Duane Reade, Inc. (b) (c)...............     4,495,649
           239,800 Longs Drug Stores Corp. (c).............     5,724,026
           395,800 Wild Oats Markets, Inc. (b) (c).........     5,568,906
                                                            -------------
                                                               20,073,581
                                                            -------------

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                 FOOD PRODUCTS--1.2%
         100,300 American Italian Pasta Co. (Class A) (c)... $   3,057,144
         118,200 Chiquita Brands International, Inc. (b)....     2,472,744
         470,900 Interstate Bakeries Corp...................     5,109,265
                                                             -------------
                                                                10,639,153
                                                             -------------

                 GAS UTILITIES--0.6%
         180,000 NUI Corp. (c)..............................     2,628,000
          71,700 UGI Corp...................................     2,301,570
                                                             -------------
                                                                 4,929,570
                                                             -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
         157,300 Cytyc Corp. (b)............................     3,990,701
          86,800 ICU Medical, Inc. (b) (c)..................     2,910,404
          16,000 STERIS Corp. (b)...........................       360,960
         117,000 SurModics, Inc. (b) (c)....................     2,882,880
         167,900 Viasys Healthcare, Inc. (b)................     3,510,789
                                                             -------------
                                                                13,655,734
                                                             -------------

                 HEALTH CARE PROVIDERS & SERVICES--3.9%
         216,900 Hanger Orthopedic Group, Inc. (c)..........     2,542,068
         811,300 Hooper Holmes, Inc.........................     4,656,862
         146,000 LifePoint Hospitals, Inc. (b) (c)..........     5,434,120
         192,800 Priority Healthcare Corp. (Class B) (b) (c)     4,424,760
         311,000 Province Healthcare Co. (c)................     5,333,650
         181,200 RehabCare Group, Inc. (b) (c)..............     4,825,356
         925,700 Stewart Enterprises, Inc...................     7,535,198
          11,300 Wellcare Group, Inc. (b)...................       192,100
                                                             -------------
                                                                34,944,114
                                                             -------------

                 HOTELS, RESTAURANTS & LEISURE--4.4%
         226,400 Argosy Gaming Corp. (b) (c)................     8,512,640
         183,100 Boyd Gaming Corp...........................     4,864,967
         169,900 California Pizza Kitchen, Inc. (b) (c).....     3,255,284
         456,200 CKE Restaurants, Inc. (c)..................     6,081,146
         192,500 O'Charleys, Inc. (b).......................     3,309,075
          88,200 Papa John's International, Inc. (b) (c)....     2,605,428
          81,800 Penn National Gaming, Inc. (b).............     2,715,760
         300,300 Pinnacle Entertainment, Inc. (b)...........     3,786,783
          71,150 Ryan's Restaurant Group, Inc. (b)..........     1,124,170
         447,000 Six Flags, Inc. (c)........................     3,245,220
                                                             -------------
                                                                39,500,473
                                                             -------------

                 HOUSEHOLD DURABLES--1.4%
         111,900 Furniture Brands International, Inc........     2,803,095
         305,200 La-Z-Boy, Inc. (c).........................     5,487,496
         233,600 Tupperware Corp............................     4,538,848
                                                             -------------
                                                                12,829,439
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-205

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                   IT SERVICES--1.9%
           281,700 Carreker Corp. (b) (c)................. $   2,822,634
           411,200 Ciber, Inc. (b) (c)....................     3,380,064
           148,000 Keane, Inc.............................     2,026,120
           286,300 Perot Systems Corp. (b)................     3,799,201
           102,200 ProQuest Co. (b) (c)...................     2,784,950
            51,300 StarTek, Inc...........................     1,836,540
                                                           -------------
                                                              16,649,509
                                                           -------------

                   INDUSTRIAL CONGLOMERATES--0.3%
             3,400 Gerber Scientific, Inc. (b)............        24,004
           153,300 Tredegar Industries, Inc...............     2,472,729
                                                           -------------
                                                               2,496,733
                                                           -------------

                   INSURANCE--3.1%
            46,800 Ambac Financial Group, Inc.............     3,436,992
            84,400 AmerUs Group Co. (c)...................     3,494,160
            75,483 Fidelity National Financial, Inc.......     2,818,535
           205,300 Harleysville Group, Inc. (c)...........     3,869,905
           159,600 Hub International, Ltd. (c)............     3,046,764
           143,100 Odyssey Re Holdings Corp. (c)..........     3,434,400
           230,900 Ohio Casualty Corp. (c)................     4,648,017
           185,300 United National Group, Ltd. (b)........     2,799,883
                                                           -------------
                                                              27,548,656
                                                           -------------

                   INTERNET SOFTWARE & SERVICES--0.5%
           417,300 EarthLink, Inc. (b)....................     4,319,055
                                                           -------------

                   LEISURE EQUIPMENT & PRODUCTS--0.5%
           232,700 Callaway Golf Co. (c)..................     2,638,818
            56,000 Steinway Musical Instructions, Inc. (b)     1,965,040
                                                           -------------
                                                               4,603,858
                                                           -------------

                   MACHINERY--8.4%
           263,800 AGCO Corp..............................     5,373,606
           131,500 Federal Signal Corp. (c)...............     2,447,215
           169,100 Flowserve Corp.........................     4,217,354
           383,100 JLG Industries, Inc. (c)...............     5,321,259
           181,600 Joy Global, Inc. (c)...................     5,437,104
           203,900 Kadant, Inc. (b) (c)...................     4,716,207
           183,100 Navistar International Corp. (c).......     7,096,956
           203,300 Stewart & Stevenson Services, Inc......     3,643,136
           111,700 Terex Corp. (c)........................     3,812,321
           162,000 The Manitowoc Co., Inc. (c)............     5,483,700
           270,200 Trinity Industries, Inc. (c)...........     8,589,658
           154,200 Valmont Industries, Inc. (c)...........     3,531,180
           601,000 Wabtec Corp............................    10,842,040
           153,100 Watts Industries, Inc..................     4,126,045
                                                           -------------
                                                              74,637,781
                                                           -------------

                   MARINE--0.4%
            83,900 Kirby Corp.                                 3,263,710
                                                           -------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

               MEDIA--2.6%
        57,100 Entercom Communications Corp. (b).............. $   2,129,830
       176,900 Gray Television, Inc...........................     2,457,141
        61,900 Hollinger International, Inc...................     1,039,301
       246,000 Journal Register Co. (b).......................     4,920,000
       178,700 LIN TV Corp. (b) (c)...........................     3,788,440
       555,800 The Reader's Digest Association, Inc. (Class A)     8,887,242
                                                               -------------
                                                                  23,221,954
                                                               -------------

               METALS & MINING--5.0%
       494,100 Allegheny Technologies, Inc....................     8,918,505
       174,100 Compass Minerals International, Inc. (c).......     3,374,058
       316,100 Ladish, Inc. (b)...............................     2,686,850
       129,900 Massey Energy Co. (c)..........................     3,664,479
       131,800 NN, Inc. (c)...................................     1,675,178
       196,400 NS Group, Inc..................................     3,228,816
        99,900 Peabody Energy Corp............................     5,593,401
        67,400 Phelps Dodge Corp..............................     5,224,174
       165,900 RTI International Metals, Inc. (c).............     2,646,105
        12,710 Titanium Metals Corp. (c)......................     1,176,310
       172,900 United States Steel Corp.......................     6,072,248
                                                               -------------
                                                                  44,260,124
                                                               -------------

               MULTILINE RETAIL--0.2%
        72,900 Dillard's, Inc. (Class A)......................     1,625,670
                                                               -------------

               OIL & GAS--2.4%
       153,400 Cabot Oil & Gas Corp. (c)......................     6,488,820
       512,600 OMI Corp. (b)..................................     6,099,940
        57,900 Spinnaker Exploration Co. (b)..................     2,280,102
        61,800 Stone Energy Corp. (b).........................     2,823,024
       241,100 Vintage Petroleum, Inc.........................     4,091,467
                                                               -------------
                                                                  21,783,353
                                                               -------------

               PERSONAL PRODUCTS--0.9%
       542,600 Playtex Products, Inc. (b).....................     4,243,132
       185,490 Steiner Leisure, Ltd. (b)......................     4,080,780
                                                               -------------
                                                                   8,323,912
                                                               -------------

               PHARMACEUTICALS--0.6%
       270,800 Valeant Pharmaceuticals International, Inc.....     5,416,000
                                                               -------------

               REAL ESTATE--1.1%
       108,800 Heritage Property Investment Trust, Inc. (REIT)     2,944,128
       146,600 Highland Hospitality Corp. (REIT)..............     1,473,330
        69,100 Lexington Corporate Properties Trust (REIT)....     1,375,781
        58,660 Rayonier, Inc. (REIT)..........................     2,607,437
        50,800 Reckson Associates Realty Corp. (REIT).........     1,394,968
                                                               -------------
                                                                   9,795,644
                                                               -------------

               ROAD & RAIL--0.3%
       213,100 RailAmerica, Inc. (b)..........................     3,111,260
                                                               -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-206

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                 SEMICONDUCTORS & EQUIPMENT--4.5%
         152,700 Actel Corp. (b)............................. $   2,824,950
         178,700 ATMI, Inc. (b) (c)..........................     4,880,297
         308,200 Brooks Automation, Inc. (b) (c).............     6,210,230
         148,700 ChipPAC, Inc. (b) (c).......................       932,349
         414,000 Cypress Semiconductor Corp. (b) (c).........     5,874,660
         164,900 Helix Technology Corp.......................     3,517,317
         378,900 IXYS Corp. (b) (c)..........................     2,985,732
         206,000 MKS Instruments, Inc. (b) (c)...............     4,700,920
         359,200 TriQuint Semiconductor, Inc. (b) (c)........     1,961,232
         167,400 Varian Semiconductor Equipment, Inc. (b) (c)     6,454,944
                                                              -------------
                                                                 40,342,631
                                                              -------------

                 SOFTWARE--1.6%
         317,100 Inet Technologies, Inc. (b).................     3,954,237
         151,800 IONA Technologies, Plc. (ADR) (b) (c).......       619,344
         319,300 Mentor Graphics Corp. (c)...................     4,939,571
         152,900 MRO Software, Inc. (b)......................     2,080,969
          71,300 Pegasystems, Inc. (b) (c)...................       623,875
         213,600 SkillSoft, Plc. (ADR) (b)...................     1,623,360
                                                              -------------
                                                                 13,841,356
                                                              -------------

                 SPECIALTY RETAIL--4.5%
         109,200 American Eagle Outfitters, Inc. (b).........     3,156,972
          92,300 Barnes & Noble, Inc. (b)....................     3,136,354
         565,100 Charming Shoppes, Inc. (c)..................     5,046,343
         213,800 Christopher & Banks Corp. (c)...............     3,786,398
         144,100 CSK Auto Corp. (b)..........................     2,469,874
          37,200 Genesco, Inc. (b) (c).......................       879,036
         217,500 Hancock Fabrics, Inc. (c)...................     2,773,125
         356,500 Hollywood Entertainment Corp. (b)...........     4,762,840
         516,000 Payless Shoesource, Inc. (b) (c)............     7,693,560
         255,700 Too, Inc. (b)...............................     4,270,190
         380,900 Tweeter Home Entertainment Group, Inc. (b)..     2,056,860
                                                              -------------
                                                                 40,031,552
                                                              -------------

                 TEXTILES, APPAREL & LUXURY GOODS--0.7%
         128,280 Oshkosh B'Gosh, Inc. (c)....................     3,203,152
         179,400 Russell Corp................................     3,222,024
                                                              -------------
                                                                  6,425,176
                                                              -------------

                 THRIFTS & MORTGAGE FINANCE--0.5%
         174,600 First Niagara Financial Group, Inc..........     2,095,200
          56,900 Radian Group, Inc...........................     2,725,510
                                                              -------------
                                                                  4,820,710
                                                              -------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.3%
         189,500 American Tower Corp. (Class A) (c)..........     2,880,400
                                                              -------------
                 Total Common Stocks
                  (Identified Cost $710,721,035).............   860,074,796
                                                              -------------

SHORT TERM INVESTMENTS--3.6%

            FACE                                            VALUE
           AMOUNT                                          (NOTE 1)
         -------------------------------------------------------------

                     COMMERCIAL PAPER--3.6%
         $10,000,000 American Express Credit Corp.
                      1.171%, 07/09/04.................. $  9,997,400
           1,849,000 Citicorp 1.050%, 07/02/04..........    1,848,946
           1,512,000 International Lease Finance Corp.
                      1.050%, 07/02/04..................    1,511,956
           1,463,000 The Goldman Sachs Group, L.P.
                      1.250%, 07/02/04..................    1,462,949
           4,549,000 The Goldman Sachs Group, L.P.
                      1.250%, 07/06/04..................    4,548,210
          10,000,000 The Goldman Sachs Group, L.P.
                      1.251%, 07/12/04..................    9,996,181
           2,607,000 UBS Finance, Inc. 1.420%, 07/01/04.    2,607,000
                                                         ------------
                                                           31,972,642
                                                         ------------
                     Total Short Term Investments
                      (Identified Cost $31,972,642).....   31,972,642
                                                         ------------
                     Total Investments--100.1%
                      (Identified Cost $742,693,677) (a)  892,047,438
                     Other assets less liabilities......     (568,436)
                                                         ------------
                     TOTAL NET ASSETS--100%............. $891,479,002
                                                         ============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-207

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value..................              $  892,047,438
       Collateral for securities loaned......                 176,300,745
       Receivable for:
        Securities sold......................                   2,273,605
        Fund shares sold.....................                   1,007,042
        Dividends and interest...............                     648,966
                                                           --------------
         Total Assets........................               1,072,277,796
     LIABILITIES
       Payable for:
        Fund shares redeemed................. $  1,824,055
        Securities purchased.................    1,937,979
        Withholding taxes....................        5,647
        Due to custodian bank................        2,823
        Return of collateral for securities
         loaned..............................  176,300,745
       Accrued expenses:
        Management fees......................      581,565
        Service and distribution fees........       31,256
        Other expenses.......................      114,724
                                              ------------
         Total Liabilities...................                 180,798,794
                                                           --------------
     NET ASSETS..............................              $  891,479,002
                                                           ==============
       Net assets consist of:
        Capital paid in......................              $  704,071,584
        Undistributed net investment income
         (loss)..............................                    (606,425)
        Accumulated net realized gains
         (losses)............................                  38,660,082
        Unrealized appreciation
         (depreciation) on investments.......                 149,353,761
                                                           --------------
     NET ASSETS..............................              $  891,479,002
                                                           ==============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($627,196,755 divided by
      35,376,196 shares outstanding).........              $        17.73
                                                           ==============
     CLASS B
     Net asset value and redemption price per
      share ($9,388,418 divided by
      533,000 shares outstanding)............              $        17.61
                                                           ==============
     CLASS E
     Net asset value and redemption price per
      share ($254,893,829 divided by
      14,447,767 shares outstanding).........              $        17.64
                                                           ==============
     Identified cost of investments..........              $  742,693,677
                                                           ==============










STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 2,765,203(a)
       Interest................................                 285,504(b)
                                                            -----------
                                                              3,050,707
     EXPENSES
       Management fees......................... $3,383,539
       Service and distribution fees--Class B..      2,928
       Service and distribution fees--Class E..    164,374
       Directors' fees and expenses............     10,633
       Custodian...............................    110,398
       Audit and tax services..................     10,686
       Legal...................................     10,710
       Printing................................     88,333
       Insurance...............................      7,018
       Miscellaneous...........................      4,770
                                                ----------
       Total expenses before reductions........  3,793,389
       Expense reductions......................    (98,864)   3,694,525
                                                ----------  -----------
     NET INVESTMENT INCOME (LOSS)..............                (643,818)
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................              53,563,625
     Unrealized appreciation (depreciation) on:
       Investments--net........................                (706,209)
                                                            -----------
     Net gain (loss)...........................              52,857,416
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $52,213,598
                                                            ===========

(a)Net of foreign taxes of $8,406.
(b)Includes income on securities loaned of $122,553.

                See accompanying notes to financial statements.

                                    MSF-208

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (643,818) $   (611,204)
  Net realized gain (loss)..........................................   53,563,625    (1,113,931)
  Unrealized appreciation (depreciation)............................     (706,209)  224,185,640
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   52,213,598   222,460,505
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   98,661,245   142,876,054
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  150,874,843   365,336,559

NET ASSETS
  Beginning of the period...........................................  740,604,159   375,267,600
                                                                     ------------  ------------
  End of the period................................................. $891,479,002  $740,604,159
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (606,425) $     37,393
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  4,301,192  $ 73,863,535   7,836,580  $104,751,255
  Shares issued through acquisition...........................          0             0   2,995,052  $ 35,933,090
  Redemptions................................................. (2,691,272)  (45,700,809) (5,911,082)  (73,825,374)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,609,920  $ 28,162,726   4,920,550  $ 66,858,971
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    479,137  $  8,095,885      70,625  $    941,926
  Redemptions.................................................    (13,865)     (230,788)     (3,814)      (54,506)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    465,272  $  7,865,097      66,811  $    887,420
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  4,744,162  $ 80,733,767   6,656,313  $ 89,027,153
  Redemptions................................................. (1,064,545)  (18,100,345)   (967,127)  (13,897,490)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  3,679,617  $ 62,633,422   5,689,186  $ 75,129,663
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  5,754,809  $ 98,661,245  10,676,547  $142,876,054
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-209

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                      CLASS A
                                            -------------------------------------------------------
                                             SIX MONTHS                                 JULY 5, 2000(A)
                                               ENDED         YEAR ENDED DECEMBER 31,        THROUGH
                                              JUNE 30,    ----------------------------   DECEMBER 31,
                                                2004        2003      2002      2001         2000
                                            ----------    --------  --------  --------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  16.62     $  11.07  $  14.13  $  12.24      $ 10.00
                                             --------     --------  --------  --------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)..............     (0.01)       (0.01)    (0.04)     0.02         0.03
 Net realized and unrealized gain (loss)
   on investments..........................      1.12         5.56     (2.95)     1.94         2.29
                                             --------     --------  --------  --------      -------
 Total from investment operations..........      1.11         5.55     (2.99)     1.96         2.32
                                             --------     --------  --------  --------      -------
LESS DISTRIBUTIONS
 Distributions from net investment income..      0.00         0.00     (0.01)    (0.01)       (0.03)
 Distributions from net realized capital
   gains...................................      0.00         0.00     (0.06)    (0.06)       (0.05)
                                             --------     --------  --------  --------      -------
 Total distributions.......................      0.00         0.00     (0.07)    (0.07)       (0.08)
                                             --------     --------  --------  --------      -------
NET ASSET VALUE, END OF PERIOD.............  $  17.73     $  16.62  $  11.07  $  14.13      $ 12.24
                                             ========     ========  ========  ========      =======
TOTAL RETURN (%)...........................       6.7 (b)     50.1     (21.3)     16.0         23.2 (b)
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.89 (c)     0.93      0.95      0.98         1.05 (c)
Ratio of operating expenses to average net
 assets after expense reductions (%).......      0.87 (c)       --        --        --           --
Ratio of net investment income (loss) to
 average net assets (%)....................     (0.12)(c)    (0.10)    (0.28)     0.18         1.12 (c)
Portfolio turnover rate (%)................        41 (c)       44        27        15           24 (c)
Net assets, end of period (000)............  $627,197     $561,245  $319,202  $291,426      $54,379
The Ratios of operating expenses to
 average net assets without giving effect
 to the contractual expense agreement
 would have been (%).......................        --           --        --        --         1.34 (c)




























                                                                                             CLASS B
                                                                           ----------------------------------------
                                                                           SIX MONTHS     YEAR ENDED    MAY 1, 2001(A)
                                                                             ENDED       DECEMBER 31,      THROUGH
                                                                            JUNE 30,    --------------   DECEMBER 31,
                                                                              2004       2003    2002        2001
                                                                           ----------   ------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................   $16.53     $11.04  $14.12      $14.12
                                                                             ------     ------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................     0.00      (0.01)   0.00        0.00
 Net realized and unrealized gain (loss) on investments...................     1.08       5.50   (3.01)       0.00
                                                                             ------     ------  ------      ------
 Total from investment operations.........................................     1.08       5.49   (3.01)       0.00
                                                                             ------     ------  ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.................................     0.00       0.00   (0.01)       0.00
 Distributions from net realized capital gains............................     0.00       0.00   (0.06)       0.00
                                                                             ------     ------  ------      ------
 Total distributions......................................................     0.00       0.00   (0.07)       0.00
                                                                             ------     ------  ------      ------
NET ASSET VALUE, END OF PERIOD............................................   $17.61     $16.53  $11.04      $14.12
                                                                             ======     ======  ======      ======
TOTAL RETURN (%)..........................................................      6.5 (b)   49.7   (21.5)        0.0(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     1.14 (c)   1.18    1.20        1.23(c)
Ratio of operating expenses to average net assets after expense
 reductions (%)...........................................................     1.12 (c)     --      --          --
Ratio of net investment income (loss) to average net assets (%)...........    (0.26)(c)  (0.26)  (0.53)       0.00(c)
Portfolio turnover rate (%)...............................................       41 (c)     44      27          15
Net assets, end of period (000)...........................................   $9,388     $1,120  $   10      $  0.1

                                                                                               CLASS E
                                                                           -------------------------------------------
                                                                            SIX MONTHS       YEAR ENDED     MAY 1, 2001(A)
                                                                              ENDED         DECEMBER 31,       THROUGH
                                                                             JUNE 30,    -----------------   DECEMBER 31,
                                                                               2004        2003      2002        2001
                                                                           ----------    --------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $  16.55     $  11.04  $ 14.12      $14.12
                                                                            --------     --------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................     (0.02)       (0.02)   (0.01)      (0.01)
 Net realized and unrealized gain (loss) on investments...................      1.11         5.53    (3.00)       0.01
                                                                            --------     --------  -------      ------
 Total from investment operations.........................................      1.09         5.51    (3.01)       0.00
                                                                            --------     --------  -------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.................................      0.00         0.00    (0.01)       0.00
 Distributions from net realized capital gains............................      0.00         0.00    (0.06)       0.00
                                                                            --------     --------  -------      ------
 Total distributions......................................................      0.00         0.00    (0.07)       0.00
                                                                            --------     --------  -------      ------
NET ASSET VALUE, END OF PERIOD............................................  $  17.64     $  16.55  $ 11.04      $14.12
                                                                            ========     ========  =======      ======
TOTAL RETURN (%)..........................................................       6.6 (b)     49.9    (21.5)        0.0 (b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................      1.04 (c)     1.08     1.10        1.13 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%)...........................................................      1.02 (c)       --       --          --
Ratio of net investment income (loss) to average net assets (%)...........     (0.26)(c)    (0.22)   (0.43)      (0.25)(c)
Portfolio turnover rate (%)...............................................        41 (c)       44       27          15
Net assets, end of period (000)...........................................  $254,894     $178,240  $56,055      $6,720

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-210

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--98.9% OF TOTAL NET ASSETS


                                                                   VALUE
    SHARES                                                        (NOTE 1)
  ---------------------------------------------------------------------------

             AEROSPACE & DEFENSE--2.1%
      50,850 Engineered Support Systems, Inc................... $   2,975,234
      34,900 Herley Industries, Inc. (b) (c)...................       681,946
      75,500 Mercury Computer Systems, Inc. (b)................     1,872,400
      66,600 MTC Technologies, Inc. (b) (c)....................     1,719,612
                                                                -------------
                                                                    7,249,192
                                                                -------------

             AIR FREIGHT & COURIERS--1.0%
      33,600 Forward Air Corp. (b).............................     1,256,640
      42,600 UTI Worldwide, Inc................................     2,244,594
                                                                -------------
                                                                    3,501,234
                                                                -------------

             AIRLINES--1.6%
      70,600 AirTran Holdings, Inc. (b) (c)....................       998,284
      37,800 ExpressJet Holdings, Inc. (b) (c).................       458,892
     148,500 Frontier Airlines, Inc. (b) (c)...................     1,615,680
      12,700 JetBlue Airways Corp. (b) (c).....................       373,126
     119,600 SkyWest, Inc. (c).................................     2,082,236
                                                                -------------
                                                                    5,528,218
                                                                -------------

             AUTO COMPONENTS--0.5%
      46,100 Gentex Corp. (c)..................................     1,829,248
                                                                -------------

             AUTOMOBILES--0.2%
      20,700 Thor Industries, Inc..............................       692,622
                                                                -------------

             BEVERAGES--0.2%
      28,900 Boston Beer, Inc. (b).............................       582,046
                                                                -------------

             BIOTECHNOLOGY--5.2%
      47,100 Abgenix, Inc. (b).................................       552,012
      40,300 Albany Molecular Research, Inc. (b) (c)...........       521,079
      36,100 Alkermes, Inc. (b) (c)............................       490,960
      25,100 Celgene Corp. (b) (c).............................     1,437,226
      18,073 Cephalon, Inc. (b) (c)............................       975,942
      36,500 Charles River Laboratories International, Inc. (b)     1,783,755
      51,000 Digene Corp. (b) (c)..............................     1,863,030
      41,600 Human Genome Sciences, Inc. (b)...................       483,808
      24,400 ICOS Corp. (b) (c)................................       728,096
      10,400 IDEXX Laboratories, Inc. (b)......................       654,576
      24,500 Invitrogen Corp. (b)..............................     1,763,755
      37,800 Martek Biosciences Corp. (b) (c)..................     2,123,226
      28,900 Neurocrine Biosciences, Inc. (b) (c)..............     1,498,465
      75,600 Protein Design Labs, Inc. (b) (c).................     1,446,228
      32,800 Techne Corp. (b)..................................     1,425,160
      13,670 Vertex Pharmaceuticals, Inc. (b) (c)..............       148,183
                                                                -------------
                                                                   17,895,501
                                                                -------------

             BUILDING PRODUCTS--0.2%
      12,300 Simpson Manufacturing, Inc........................       690,276
                                                                -------------

             CAPITAL MARKETS--2.2%
      37,349 Affiliated Managers Group, Inc. (b) (c)...........     1,881,269
      25,100 Eaton Vance Corp..................................       959,071

                                                                VALUE
        SHARES                                                 (NOTE 1)
      --------------------------------------------------------------------

                 CAPITAL MARKETS--(CONTINUED)
           5,200 Greenhill & Co., Inc. (b).................. $     108,732
          47,300 Investors Financial Services Corp. (c).....     2,061,334
           7,566 Legg Mason, Inc............................       688,582
          33,300 Raymond James Financial, Inc...............       880,785
          42,100 Waddell & Reed Financial, Inc. (Class A)...       930,831
                                                             -------------
                                                                 7,510,604
                                                             -------------

                 CHEMICALS--0.4%
          58,300 Symyx Technologies, Inc. (b)...............     1,406,196
                                                             -------------

                 COMMERCIAL BANKS--1.8%
          56,500 Boston Private Financial Holdings, Inc. (c)     1,308,540
          37,400 East West Bancorp, Inc.....................     1,148,180
          22,400 Silicon Valley Bancshares (b) (c)..........       888,160
          20,800 Southwest Bancorp of Texas, Inc. (c).......       917,696
          45,400 UCBH Holdings, Inc.........................     1,794,208
                                                             -------------
                                                                 6,056,784
                                                             -------------

                 COMMERCIAL SERVICES & SUPPLIES--7.3%
          37,700 Bright Horizons Family Solutions, Inc. (b).     2,021,097
          22,400 Career Education Corp. (b).................     1,020,544
          46,733 ChoicePoint, Inc. (b)......................     2,133,829
          54,700 Corinthian Colleges, Inc. (b)..............     1,353,278
          58,300 Corporate Executive Board Co...............     3,369,157
          68,600 DeVry, Inc. (b)............................     1,881,012
          75,400 Education Management Corp. (b).............     2,477,644
         125,300 Exult, Inc. (b) (c)........................       674,114
          58,650 Iron Mountain, Inc. (b)....................     2,830,449
          42,000 ITT Educational Services, Inc. (b).........     1,596,840
          25,000 Stericycle, Inc. (b).......................     1,293,500
          34,066 University of Phoenix Online (b)...........     2,983,841
          43,800 Waste Connections, Inc. (b)................     1,299,108
                                                             -------------
                                                                24,934,413
                                                             -------------

                 COMMUNICATIONS EQUIPMENT--3.9%
          65,000 ADTRAN, Inc................................     2,169,050
          39,600 Anaren Microwave, Inc. (b) (c).............       647,064
           8,625 Avocent Corp. (b)..........................       316,883
          12,200 Black Box Corp. (c)........................       576,572
         249,400 Centillium Communications, Inc. (b) (c)....       955,202
          64,500 F5 Networks, Inc. (b) (c)..................     1,707,960
          73,500 Inter-Tel, Inc.............................     1,835,295
          66,900 Plantronics, Inc. (b)......................     2,816,490
          66,693 Polycom, Inc. (b)..........................     1,494,590
          62,400 Powerwave Technologies, Inc. (b) (c).......       480,480
          37,000 REMEC, Inc. (b) (c)........................       233,840
                                                             -------------
                                                                13,233,426
                                                             -------------

                 COMPUTERS & PERIPHERALS--2.0%
          52,000 Avid Technology, Inc. (b) (c)..............     2,837,640
          91,800 Lexar Media, Inc. (b) (c)..................       613,224
         218,000 Maxtor Corp. (b)...........................     1,445,340
          40,900 Pinnacle Systems, Inc. (b).................       292,435

 See accompanying notes to statement of investments and financial statements.

                                    MSF-211

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                 COMPUTERS & PERIPHERALS--(CONTINUED)
          56,800 SanDisk Corp. (b) (c)..................... $   1,231,992
          32,900 SBS Technologies, Inc. (b)................       528,703
                                                            -------------
                                                                6,949,334
                                                            -------------

                 CONSTRUCTION & ENGINEERING--0.1%
          29,000 Insituform Technologies, Inc. (b) (c).....       471,830
                                                            -------------

                 DIVERSIFIED FINANCIAL SERVICES--0.4%
          23,250 Doral Financial Corp......................       802,125
          16,000 The First Marblehead Corp. (b) (c)........       644,160
                                                            -------------
                                                                1,446,285
                                                            -------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
         185,700 Aeroflex, Inc. (b)........................     2,661,081
          34,200 Cognex Corp...............................     1,316,016
          27,500 Coherent, Inc. (b) (c)....................       820,875
          41,600 FLIR Systems, Inc. (b) (c)................     2,283,840
          32,200 Kemet Corp. (b)...........................       393,484
          11,611 National Instruments Corp. (c)............       355,877
          12,300 Newport Corp. (b).........................       198,891
         102,000 Plexus Corp. (b)..........................     1,377,000
         145,800 TTM Technologies, Inc. (b) (c)............     1,727,730
          16,600 Varian, Inc. (b)..........................       699,690
                                                            -------------
                                                               11,834,484
                                                            -------------

                 ENERGY EQUIPMENT & SERVICES--4.0%
          10,400 Atwood Oceanics, Inc. (b).................       434,200
          62,500 Cal Dive International, Inc. (b)..........     1,895,000
           8,400 Core Laboratories NV (b)..................       193,200
          20,900 FMC Technologies, Inc. (b)................       601,920
          47,500 Global Industries, Inc. (b) (c)...........       271,700
         326,500 Grey Wolf, Inc. (b).......................     1,384,360
          25,000 Helmerich & Payne, Inc....................       653,750
          16,500 Key Energy Services, Inc. (b).............       155,760
          20,800 Lone Star Technologies, Inc. (b) (c)......       573,248
          62,900 Maverick Tube Corp. (b)...................     1,651,754
          29,200 National-Oilwell, Inc. (b)................       919,508
          49,900 Oil States International, Inc. (b)........       763,470
          54,500 Patterson-UTI Energy, Inc.................     1,820,845
          50,200 Unit Corp. (b)............................     1,578,790
          37,400 Varco International, Inc. (b).............       818,686
                                                            -------------
                                                               13,716,191
                                                            -------------

                 FOOD & STAPLES RETAILING--1.5%
          21,000 Performance Food Group Co. (b) (c)........       557,340
         187,900 SunOpta, Inc. (b) (c).....................     1,604,666
          67,000 United Natural Foods, Inc. (b)............     1,936,970
          10,500 Whole Foods Market, Inc...................     1,002,225
                                                            -------------
                                                                5,101,201
                                                            -------------

                 HEALTH CARE EQUIPMENT & SUPPLIES--5.6%
          29,500 Advanced Neuromodulation Systems, Inc. (b)       967,600
          17,100 Apogent Technologies, Inc. (b)............       547,200

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT & SUPPLIES--(CONTINUED)
      129,700 Computer Programs & Systems, Inc. (c)........... $   2,643,286
       16,800 Conceptus, Inc. (b) (c).........................       189,000
        8,400 Cyberonics, Inc. (b) (c)........................       280,224
       46,700 Cytyc Corp. (b).................................     1,184,779
       29,350 Dentsply International, Inc.....................     1,529,135
       43,600 ICU Medical, Inc. (b) (c).......................     1,461,908
       47,200 INAMED Corp. (b) (c)............................     2,966,520
       12,600 Mentor Corp. (c)................................       432,054
       39,400 Respironics, Inc. (b)...........................     2,314,750
       83,000 Staar Surgical Co. (b) (c)......................       647,400
       91,800 STERIS Corp. (b)................................     2,071,008
      102,400 Thoratec Corp. (b) (c)..........................     1,098,752
       18,100 Wright Medical Group, Inc. (b)..................       644,360
                                                               -------------
                                                                  18,977,976
                                                               -------------

              HEALTH CARE PROVIDERS & SERVICES--8.5%
       67,250 Accredo Health, Inc. (b)........................     2,619,388
       13,952 AMN Healthcare Services, Inc. (b) (c)...........       213,326
       30,300 AmSurg Corp. (b) (c)............................       761,439
       28,084 Caremark Rx, Inc. (b)...........................       925,087
       24,900 Community Health Systems, Inc. (b)..............       666,573
       53,650 Coventry Health Care, Inc. (b)..................     2,623,485
       56,700 DaVita, Inc. (b)................................     1,748,061
       70,400 First Health Group Corp. (b)....................     1,098,944
       62,700 Gentiva Health Services, Inc. (b) (c)...........     1,019,502
        6,200 Henry Schein, Inc. (b)..........................       391,468
       59,000 LifePoint Hospitals, Inc. (b) (c)...............     2,195,980
       29,100 Manor Care, Inc.................................       950,988
       11,300 Matria Healthcare, Inc. (b) (c).................       283,291
       54,200 Omnicare, Inc...................................     2,320,302
       29,500 Patterson Dental Co. (b)........................     2,256,455
       42,300 Pharmaceutical Product Development, Inc. (b)....     1,343,871
       24,900 Renal Care Group, Inc. (b)......................       824,937
       33,600 Symbion, Inc. (b)...............................       586,656
       59,000 The Advisory Board Co. (b)......................     2,100,400
       18,100 Triad Hospitals, Inc. (b).......................       673,863
       50,200 United Surgical Partners International, Inc. (b)     1,981,394
       33,700 WellChoice, Inc. (b)............................     1,395,180
                                                               -------------
                                                                  28,980,590
                                                               -------------

              HOTELS, RESTAURANTS & LEISURE--3.4%
       53,900 Alliance Gaming Corp. (b) (c)...................       924,924
       61,050 CEC Entertainment, Inc. (b).....................     1,801,585
        6,200 International Speedway Corp. (Class A)..........       301,568
       39,400 P.F. Chang's China Bistro, Inc. (b) (c).........     1,621,310
       26,200 Peet's Coffee & Tea, Inc. (b) (c)...............       654,738
       58,175 Rare Hospitality International, Inc. (b)........     1,448,558
       37,700 Ruby Tuesday, Inc...............................     1,034,865
       46,275 Sonic Corp. (b) (c).............................     1,052,756
       37,200 Station Casinos, Inc............................     1,800,480
       24,900 The Cheesecake Factory, Inc. (b) (c)............       990,771
                                                               -------------
                                                                  11,631,555
                                                               -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-212

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    HOUSEHOLD DURABLES--1.4%
              8,300 Harman International Industries, Inc. $     755,300
             28,000 La-Z-Boy, Inc. (c)...................       503,440
             20,526 M.D.C. Holdings, Inc.................     1,305,659
             16,800 Standard-Pacific Corp................       828,240
             33,400 Toll Brothers, Inc. (b) (c)..........     1,413,488
                                                          -------------
                                                              4,806,127
                                                          -------------

                    IT SERVICES--2.5%
             26,900 CACI International, Inc. (b).........     1,087,836
             40,800 Cognizant Technology Solutions Corp.
                     (Class A) (b).......................     1,036,728
             73,100 Forrester Research, Inc. (b) (c).....     1,363,315
             24,460 Global Payments, Inc. (c)............     1,101,189
            105,400 Inforte Corp. (b) (c)................     1,064,435
             25,200 Resources Connection, Inc. (b).......       985,572
             45,900 SRA International, Inc. (b) (c)......     1,942,488
                                                          -------------
                                                              8,581,563
                                                          -------------

                    INSURANCE--1.9%
             23,200 Brown & Brown, Inc...................       999,920
             42,900 Max Re Capital, Ltd..................       835,692
             28,300 RenaissanceRe Holdings, Ltd. (c).....     1,526,785
             16,800 Stancorp Financial Group, Inc........     1,125,600
             35,900 Triad Guaranty, Inc. (b).............     2,089,380
                                                          -------------
                                                              6,577,377
                                                          -------------

                    INTERNET & CATALOG RETAIL--0.4%
            128,400 drugstore.com, Inc. (b) (c)..........       448,116
             57,536 Insight Enterprises, Inc. (b)........     1,021,839
                                                          -------------
                                                              1,469,955
                                                          -------------

                    INTERNET SOFTWARE & SERVICES--1.7%
             54,200 CNET Networks, Inc. (b) (c)..........       599,994
             89,600 Digital Insight Corp. (b) (c)........     1,857,408
             69,800 EarthLink, Inc. (b)..................       722,430
            111,700 MatrixOne, Inc. (b) (c)..............       771,847
             49,950 Netegrity, Inc. (b) (c)..............       422,577
             33,300 Websense, Inc. (b)...................     1,239,759
                                                          -------------
                                                              5,614,015
                                                          -------------

                    LEISURE EQUIPMENT & PRODUCTS--0.9%
             60,649 Marvel Enterprises, Inc. (b) (c).....     1,183,868
             44,850 SCP Pool Corp. (c)...................     2,018,250
                                                          -------------
                                                              3,202,118
                                                          -------------

                    MACHINERY--0.7%
             10,300 Dionex Corp. (b).....................       568,251
             33,400 Oshkosh Truck Corp...................     1,914,154
                                                          -------------
                                                              2,482,405
                                                          -------------

                    MEDIA--3.4%
             16,600 Catalina Marketing Corp. (b) (c).....       303,614
             41,800 Cox Radio, Inc. (Class A) (b)........       726,484

                                                                    VALUE
       SHARES                                                      (NOTE 1)
     -------------------------------------------------------------------------

                   MEDIA--(CONTINUED)
         25,000    Digital Theater Systems, Inc. (b)............ $     653,750
         86,100    Emmis Communications Corp. (Class A) (b).....     1,806,378
         16,700    Entercom Communications Corp. (b)............       622,910
         24,500    Getty Images, Inc. (b).......................     1,470,000
         31,300    Insight Communications, Inc. (b) (c).........       289,838
        125,400    Radio One, Inc. (Class D) (b)................     2,007,654
         81,900    Regent Communications, Inc. (b)..............       506,961
         57,000    Scholastic Corp. (b).........................     1,707,150
         59,100    Spanish Broadcasting Systems, Inc. (b).......       550,221
         12,500    Valassis Communications, Inc. (b)............       380,875
         16,700    Westwood One, Inc. (b).......................       397,460
                                                                 -------------
                                                                    11,423,295
                                                                 -------------

                   METALS & MINING--0.2%
         24,900    Steel Dynamics, Inc. (b) (c).................       712,887
                                                                 -------------

                   MULTILINE RETAIL--0.8%
         22,650    Dollar Tree Stores, Inc. (b).................       621,290
         10,400    Family Dollar Stores, Inc....................       316,368
         78,250    Fred's, Inc. (c).............................     1,728,542
                                                                 -------------
                                                                     2,666,200
                                                                 -------------

                   OFFICE ELECTRONICS--0.9%
         36,295    Zebra Technologies Corp. (Class A) (b).......     3,157,665
                                                                 -------------

                   OIL & GAS--1.5%
         28,600    Cabot Oil & Gas Corp.........................     1,209,780
         29,200    Comstock Resources, Inc. (b).................       568,232
         26,800    Evergreen Resources, Inc. (b) (c)............     1,082,720
         32,800    Spinnaker Exploration Co. (b)................     1,291,664
         22,700    Stone Energy Corp. (b) (c)...................     1,036,936
                                                                 -------------
                                                                     5,189,332
                                                                 -------------

                   PHARMACEUTICALS--3.4%
         16,600    Andrx Corp. (b)..............................       463,638
         54,900    Bradley Pharmaceuticals, Inc. (b) (c)........     1,531,710
         63,000    Eon Labs, Inc. (b) (c).......................     2,578,590
         50,825    K-V Pharmaceutical Co. (Class A) (b) (c).....     1,173,549
         61,500    Medicis Pharmaceutical Corp. (Class A) (c)...     2,456,925
         77,200    Noven Pharmaceuticals, Inc. (b) (c)..........     1,699,944
         10,400    Par Pharmaceutical Cos., Inc. (b)............       366,184
         28,100    Taro Pharmaceutical Industries, Ltd. (b) (c).     1,222,350
                                                                 -------------
                                                                    11,492,890
                                                                 -------------

                   REAL ESTATE--0.4%
         23,300    Redwood Trust, Inc. (REIT) (c)...............     1,297,344
                                                                 -------------

                   ROAD & RAIL--0.7%
         41,500    Dollar Thrifty Automotive Group, Inc. (b) (c)     1,138,760
         37,500    Old Dominion Freight Line, Inc. (b)..........     1,105,500
                                                                 -------------
                                                                     2,244,260
                                                                 -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-213

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  SEMICONDUCTORS & EQUIPMENT--7.0%
          141,300 Advanced Energy Industries, Inc. (b)..... $   2,221,236
           40,700 AMIS Holdings, Inc. (b)..................       688,644
           30,100 ATMI, Inc. (b) (c).......................       822,031
           27,400 August Technology Corp. (b) (c)..........       343,596
           57,200 Axcelis Technologies, Inc. (b) (c).......       711,568
           32,500 Cohu, Inc................................       618,800
           39,600 Cymer, Inc. (b) (c)......................     1,482,624
           82,000 Entegris, Inc. (b).......................       948,740
           45,700 Exar Corp. (b)...........................       669,962
           45,500 Integrated Circuit Systems, Inc. (b).....     1,235,780
           94,300 Integrated Silicon Solution, Inc. (b) (c)     1,151,403
           76,864 Intersil Corp. (Class A).................     1,664,874
           60,600 Lattice Semiconductor Corp. (b)..........       424,806
           15,100 Micrel, Inc. (b).........................       183,465
            7,350 Microchip Technology, Inc................       231,819
          104,700 OmniVision Technologies, Inc. (b) (c)....     1,669,965
           52,400 Pericom Semiconductor Corp. (b)..........       561,204
           18,700 Rudolph Technologies, Inc. (b)...........       340,153
           53,600 Semtech Corp. (b)........................     1,261,744
           21,400 Sigmatel, Inc. (b).......................       621,884
           90,200 Silicon Storage Technology, Inc. (b) (c).       929,060
           52,900 Skyworks Solutions, Inc. (b) (c).........       461,817
           52,900 Tessera Technologies, Inc. (b)...........       953,258
           62,920 TriQuint Semiconductor, Inc. (b) (c).....       343,543
           41,800 Varian Semiconductor Equipment, Inc. (b).     1,611,808
          102,191 Zoran Corp. (b)..........................     1,875,205
                                                            -------------
                                                               24,028,989
                                                            -------------

                  SOFTWARE--6.0%
           93,025 Activision, Inc. (b).....................     1,479,097
          111,900 Actuate Corp. (b)........................       442,005
          145,800 Agile Software Corp. (b) (c).............     1,275,750
           94,400 Borland Software Corp. (b)...............       801,456
           31,600 Concord Communications, Inc. (b) (c).....       360,556
           14,600 EPIQ System, Inc. (b) (c)................       211,700
           16,800 FactSet Research Systems, Inc. (c).......       794,136
           59,419 Fair Isaac Corp. (c).....................     1,983,406
           47,875 Hyperion Solutions Corp. (b).............     2,093,095
           99,600 Informatica Corp. (b)....................       759,948
           41,700 Jack Henry & Associates, Inc.............       838,170
           12,500 Macromedia, Inc. (b).....................       306,875
          104,400 Macrovision Corp. (b)....................     2,613,132
            4,100 Mercury Interactive Corp. (b)............       204,303
           50,200 Open Text Corp. (b) (c)..................     1,601,380
           64,100 Packeteer, Inc. (b) (c)..................     1,035,215
           43,250 Radiant Systems, Inc. (b)................       202,843
           41,600 Red Hat, Inc. (b) (c)....................       955,552
           75,500 Serena Software, Inc. (b) (c)............     1,441,295
           32,800 SkillSoft, Plc. (ADR) (b)................       249,280
           16,500 Symantec Corp. (b).......................       722,370
                                                            -------------
                                                               20,371,564
                                                            -------------

                  SPECIALTY RETAIL--7.2%
           71,400 A.C. Moore Arts & Crafts, Inc. (b) (c)...     1,964,214
           27,300 AnnTaylor Stores Corp. (b)...............       791,154

                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                 SPECIALTY RETAIL--(CONTINUED)
          92,450 Christopher & Banks Corp................. $   1,637,290
          59,550 Cost Plus, Inc. (b)......................     1,932,397
          33,500 Gamestop Corp. (Class A) (b) (c).........       509,870
          29,200 Group 1 Automotive, Inc. (b) (c).........       969,732
          83,200 Hot Topic, Inc. (b)......................     1,704,768
          23,000 Hughes Supply, Inc.......................     1,355,390
          27,200 Michaels Stores, Inc.....................     1,496,000
          45,800 O'Reilly Automotive, Inc. (b)............     2,070,160
          70,855 Pacific Sunwear of California, Inc. (b)..     1,386,632
          49,800 PETsMART, Inc............................     1,616,010
          48,900 Pier 1 Imports, Inc......................       865,041
          46,500 Rent-A-Center, Inc. (b)..................     1,391,745
          41,600 Ross Stores, Inc.........................     1,113,216
          12,400 Sonic Automotive, Inc. (c)...............       274,660
          41,500 The Gymboree Corp. (b)...................       637,440
          20,700 The Talbots, Inc. (c)....................       810,405
          25,200 Tractor Supply Co. (b)...................     1,053,864
          29,100 Williams-Sonoma, Inc. (b)................       959,136
                                                           -------------
                                                              24,539,124
                                                           -------------

                 TEXTILES, APPAREL & LUXURY GOODS--0.8%
          39,349 Fossil, Inc. (b).........................     1,072,260
          12,300 The Timberland Co. (Class A) (b).........       794,457
          47,300 Van's, Inc. (b) (c)......................       972,015
                                                           -------------
                                                               2,838,732
                                                           -------------

                 THRIFTS & MORTGAGE FINANCE--0.6%
          55,100 IndyMac Bancorp, Inc.....................     1,741,160
           8,400 The PMI Group, Inc.......................       365,568
                                                           -------------
                                                               2,106,728
                                                           -------------

                 WIRELESS TELECOMMUNICATION SERVICES--0.9%
         167,900 Nextel Partners, Inc. (Class A) (b) (c)..     2,672,968
          12,600 NII Holdings, Inc. (Class B) (b) (c).....       424,494
                                                           -------------
                                                               3,097,462
                                                           -------------
                 Total Common Stocks
                  (Identified Cost $268,822,931)..........   338,119,238
                                                           -------------

      SHORT TERM INVESTMENTS--1.8%
      -------------------------------------------------------------------

                 MUTUAL FUNDS--1.8%
       6,246,814 T. Rowe Price Reserve Investment Fund (d)     6,246,814
                 Total Short Term Investments
                  (Identified Cost $6,246,814)............     6,246,814
                                                           -------------
                 Total Investments--100.7%
                  (Identified Cost $275,069,745) (a)......   344,366,052
                 Other assets less liabilities............    (2,304,608)
                                                           -------------
                 TOTAL NET ASSETS--100%................... $ 342,061,444
                                                           =============

 See accompanying notes to statement of investments and financial statements.

                                    MSF-214

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $344,366,052
       Cash.....................................                      998
       Collateral on securities loaned..........               79,839,264
       Receivable for:
        Securities sold.........................                  877,808
        Fund shares sold........................                   67,758
        Dividends and interest..................                   48,863
                                                             ------------
         Total Assets...........................              425,200,743
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $   319,800
        Securities purchased....................   2,763,064
        Return of collateral for securities
         loaned.................................  79,839,264
       Accrued expenses:
        Management fees.........................     141,399
        Service and distribution fees...........       4,218
        Other expenses..........................      71,554
                                                 -----------
         Total Liabilities......................               83,139,299
                                                             ------------
     NET ASSETS.................................             $342,061,444
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $335,919,592
        Net investment income (loss)............                 (558,234)
        Accumulated net realized gains
         (losses)...............................              (62,596,221)
        Unrealized appreciation (depreciation)
         on investments.........................               69,296,307
                                                             ------------
     NET ASSETS.................................             $342,061,444
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($313,496,936 divided by
      24,050,518 shares outstanding)............             $      13.03
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($10,781,291 divided by
      838,081 shares outstanding)...............             $      12.86
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($17,783,217 divided by
      1,378,329 shares outstanding).............             $      12.90
                                                             ============
     Identified cost of investments.............             $275,069,745
                                                             ============













STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

      INVESTMENT INCOME
        Dividends...............................           $   356,269(a)
        Interest................................                69,449(b)
                                                           -----------
                                                               425,718
      EXPENSES
        Management fees......................... $837,145
        Service and distribution fees--Class B..    4,222
        Service and distribution fees--Class E..   11,253
        Directors fees and expenses.............   10,633
        Custodian...............................   62,176
        Audit and tax services..................   10,686
        Legal...................................    4,284
        Printing................................   43,282
        Insurance...............................    3,456
        Miscellaneous...........................      683
                                                 --------
        Total expenses before reductions........  987,820
        Expense reductions......................   (3,868)     983,952
                                                 --------  -----------
      NET INVESTMENT INCOME (LOSS)..............              (558,234)
                                                           -----------
      REALIZED AND UNREALIZED GAIN (LOSS)
      Realized gain (loss) on:
        Investments--net........................            10,080,276
      Unrealized appreciation (depreciation) on:
        Investments--net........................            10,175,694
                                                           -----------
      Net gain (loss)...........................            20,255,970
                                                           -----------
      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS..........................           $19,697,736
                                                           ===========

(a)Net of foreign taxes of $628.
(b)Includes income on securities loaned of $47,646.

                See accompanying notes to financial statements.

                                    MSF-215

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income (loss)...................................... $   (558,234) $   (986,435)
  Net realized gain (loss)..........................................   10,080,276    (9,730,867)
  Unrealized appreciation (depreciation)............................   10,175,694    97,695,499
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   19,697,736    86,978,197
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS    13,130,452    10,032,619
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   32,828,188    97,010,816

NET ASSETS
  Beginning of the period...........................................  309,233,256   212,222,440
                                                                     ------------  ------------
  End of the period................................................. $342,061,444  $309,233,256
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (558,234) $          0
                                                                     ============  ============

OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  1,325,996  $ 16,898,278   2,828,137  $ 29,440,362
  Redemptions................................................. (1,541,312)  (19,625,816) (2,729,601)  (27,234,181)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (215,316) $ (2,727,538)     98,536  $  2,206,181
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    875,958  $ 10,849,095       12324  $    137,409
  Redemptions.................................................    (50,403)     (624,186)       (125)       (1,373)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    825,555  $ 10,224,909      12,199  $    136,036
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................    610,680  $  7,735,048     899,386  $  9,552,795
  Redemptions.................................................   (166,493)   (2,101,967)   (174,723)   (1,862,393)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    444,187  $  5,633,081     724,663  $  7,690,402
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  1,054,426  $ 13,130,452     835,398  $ 10,032,619
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-216

METROPOLITAN SERIES FUND, INC.

 T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                        CLASS A
                                            --------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                   YEAR ENDED DECEMBER 31,
                                              JUNE 30,    ------------------------------------------------
                                                2004        2003      2002      2001      2000      1999
                                            ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $  12.27     $   8.71  $  11.89  $  14.30  $  15.73  $  12.29
                                             --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)..............     (0.02)       (0.04)    (0.04)    (0.04)    (0.03)    (0.03)
 Net realized and unrealized gain (loss)
   on investments..........................      0.78         3.60     (3.14)    (1.27)    (1.40)     3.47
                                             --------     --------  --------  --------  --------  --------
 Total from investment operations..........      0.76         3.56     (3.18)    (1.31)    (1.43)     3.44
                                             --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net realized capital
   gains...................................      0.00         0.00      0.00     (1.10)     0.00      0.00
                                             --------     --------  --------  --------  --------  --------
 Total distributions.......................      0.00         0.00      0.00     (1.10)     0.00      0.00
                                             --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD.............  $  13.03     $  12.27  $   8.71  $  11.89  $  14.30  $  15.73
                                             ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)...........................       6.3 (b)     40.9     (26.7)     (9.0)     (9.1)     28.0
Ratio of operating expenses to average net
 assets before expense reductions (%)......      0.60 (c)     0.63      0.61      0.61      0.58      0.61
Ratio of operating expenses to average net
 assets after expense reductions (%) (d)...      0.60 (c)     0.63        --        --      0.58        --
Ratio of net investment income (loss) to
 average net assets (%)....................     (0.34)(c)    (0.39)    (0.38)    (0.34)    (0.19)    (0.27)
Portfolio turnover rate (%)................        31 (c)       25        44        38        68        68
Net assets, end of period (000)............  $313,497     $297,728  $210,410  $298,699  $337,343  $269,518

































                                                                                            CLASS B
                                                                           --------------------------------------
                                                                           SIX MONTHS                JULY 30, 2002(A)
                                                                             ENDED       YEAR ENDED      THROUGH
                                                                            JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                                              2004          2003           2002
                                                                           ----------   ------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $ 12.11        $ 8.59         $ 8.67
                                                                            -------        ------         ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................     0.00         (0.01)         (0.01)
 Net realized and unrealized gain (loss) on investments...................     0.75          3.53          (0.07)
                                                                            -------        ------         ------
 Total from investment operations.........................................     0.75          3.52          (0.08)
                                                                            -------        ------         ------
NET ASSET VALUE, END OF PERIOD............................................  $ 12.86        $12.11         $ 8.59
                                                                            =======        ======         ======
TOTAL RETURN (%)..........................................................      6.2 (b)      41.0           (0.9)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     0.85 (c)      0.88           0.86 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).......................................................     0.85 (c)      0.88             --
Ratio of net investment income (loss) to average net assets (%)...........    (0.51)(c)     (0.59)         (0.63)(c)
Portfolio turnover rate (%)...............................................       31 (c)        25             44
Net assets, end of period (000)...........................................  $10,781        $  152         $    3


















































                                                                                             CLASS E
                                                                           ----------------------------------------
                                                                           SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                                             ENDED        DECEMBER 31,      THROUGH
                                                                            JUNE 30,    ---------------   DECEMBER 31,
                                                                              2004        2003    2002        2001
                                                                           ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................  $ 12.15     $  8.64  $11.80      $12.22
                                                                            -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss).............................................    (0.02)      (0.03)  (0.02)       0.00
 Net realized and unrealized gain (loss) on investments...................     0.77        3.54   (3.14)      (0.42)
                                                                            -------     -------  ------      ------
 Total from investment operations.........................................     0.75        3.51   (3.16)      (0.42)
                                                                            -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD............................................  $ 12.90     $ 12.15  $ 8.64      $11.80
                                                                            =======     =======  ======      ======
TOTAL RETURN (%)..........................................................      6.2 (b)    40.6   (26.8)       (3.4)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)...........................................................     0.75 (c)    0.78    0.76        0.76 (c)
Ratio of operating expenses to average net assets after expense
 reductions (%) (d).......................................................     0.75 (c)    0.78      --          --
Ratio of net investment income (loss) to average net assets (%)...........    (0.48)(c)   (0.52)  (0.53)       0.00 (c)
Portfolio turnover rate (%)...............................................       31 (c)      25      44          38
Net assets, end of period (000)...........................................  $17,783     $11,353  $1,809      $  0.1

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-217

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--97.9% OF TOTAL NET ASSETS


                                                                    VALUE
    SHARES                                                         (NOTE 1)
  ----------------------------------------------------------------------------

             AUSTRALIA--0.6%
      27,700 CSL, Ltd........................................... $     430,117
     465,610 Pacific Brands, Ltd. (b)...........................       864,641
     109,914 Publishing & Broadcasting, Ltd. (c)................       983,063
                                                                 -------------
                                                                     2,277,821
                                                                 -------------

             AUSTRIA--0.2%
      13,561 Bank Austria Creditanstalt AG......................       797,669
                                                                 -------------

             BELGIUM--0.9%
      23,067 Delhaize Group (c).................................     1,184,715
      71,100 Fortis S.A. (c)....................................     1,582,607
      14,500 RTL Group..........................................       850,915
                                                                 -------------
                                                                     3,618,237
                                                                 -------------

             BERMUDA--0.2%
     531,000 Hongkong Land Holdings, Ltd........................       829,502
                                                                 -------------

             CANADA--0.4%
      82,200 Abitibi-Consolidated, Inc. (c).....................       561,040
      44,400 Celestica, Inc. (b) (c)............................       885,780
                                                                 -------------
                                                                     1,446,820
                                                                 -------------

             CAYMAN ISLAND--0.1%
     580,000 Nam Tai Electronics & Electrical Products, Ltd. (b)       221,226
                                                                 -------------

             DENMARK--1.9%
     175,210 Danske Bank A/S....................................     4,159,883
     260,100 GN Store Nord A/S (c)..............................     2,305,400
      26,000 TDC A/S............................................       849,336
                                                                 -------------
                                                                     7,314,619
                                                                 -------------

             FINLAND--0.4%
      95,004 Nokia Oyj..........................................     1,377,114
                                                                 -------------

             FRANCE--9.6%
      60,800 Accor S.A. (c).....................................     2,575,652
      36,835 Assurances Generales de France (c).................     2,246,529
      26,041 Autoroutes du Sud de la France S.A. (c)............     1,035,786
      99,300 AXA S.A............................................     2,200,626
       6,143 Bacou-Dalloz.......................................       456,709
      58,273 BNP Paribas S.A. (c)...............................     3,600,140
      44,800 CNP Assurances S.A. (c)............................     2,602,716
      81,772 Credit Agricole S.A. (c)...........................     1,997,802
      14,357 Eiffage S.A. (c)...................................     1,185,194
      77,300 Elior..............................................       731,880
      69,200 European Aeronautic Defense & Space Co.
              NV (c)............................................     1,937,320
      29,308 Medidep S.A. (b)...................................       681,303
      64,500 NRJ Groupe.........................................     1,417,929
      29,046 Orpea (b)..........................................       749,371
       8,200 Pernod Ricard S.A..................................     1,051,299
      27,900 Peugoet S.A........................................     1,559,434
      41,727 Societe Nationale d'Etude et de Construction de
              Moteurs d'Avion (c)...............................       818,325

                                                             VALUE
          SHARES                                            (NOTE 1)
        ---------------------------------------------------------------

                   FRANCE--(CONTINUED)
            53,755 Suez S.A. (c)......................... $   1,124,955
            47,651 Total S.A. (c)........................     9,122,337
             2,200 Vivendi Universal S.A. (c)............        61,397
                                                          -------------
                                                             37,156,704
                                                          -------------

                   GERMANY--7.2%
            18,646 Adidas-Salomon AG.....................     2,234,653
            60,129 Allianz AG............................     6,549,369
            11,900 Awd Holdings AG (c)...................       404,949
            32,670 BASF AG...............................     1,757,421
            30,600 Celesio AG............................     1,832,170
           147,910 DAB Bank AG (b).......................     1,075,186
            24,557 Depfa Bank, Plc.......................       358,979
             1,400 Deutsche Telekom AG...................        24,680
            26,200 E.ON AG...............................     1,898,058
            18,326 Fielmann AG...........................     1,171,290
            11,131 freenet.de AG (b) (c).................       965,481
            13,022 Fresenius AG (c)......................     1,107,049
            62,043 Hochtief AG...........................     1,476,334
           101,008 Hypo Real Estate Holding AG (b).......     2,975,560
            38,923 ProSiebenSat.1 Media AG (c)...........       708,136
            30,594 RWE AG................................     1,445,834
           115,907 T-Online International AG (b) (c).....     1,329,161
            28,947 United Internet AG....................       810,494
                                                          -------------
                                                             28,124,804
                                                          -------------

                   GREECE--1.1%
            30,700 COSMOTE Mobile Telecommunications S.A.       479,409
            48,450 EFG Eurobank Ergasias S.A.............     1,049,564
           116,940 OPAP S.A..............................     2,200,523
            26,900 Public Power Corp.....................       640,022
                                                          -------------
                                                              4,369,518
                                                          -------------

                   HONG KONG--2.6%
           138,000 Cheung Kong Holdings, Ltd.............     1,020,052
         1,136,000 China Telecom Corp., Ltd. (c).........       399,945
           366,000 Giordano International, Ltd. (c)......       231,904
           309,600 HSBC Holdings, Plc. (c)...............     4,671,096
           260,000 Hutchison Whampoa, Ltd................     1,779,689
         1,791,000 PCCW, Ltd. (c)........................     1,234,500
         1,626,000 Sino Land Co. (c).....................       908,853
                                                          -------------
                                                             10,246,039
                                                          -------------

                   IRELAND--1.6%
            87,037 Allied Irish Banks, Plc...............     1,347,819
           332,486 C & C Group, Plc. (b).................     1,065,153
           635,300 Eircom Group, Plc. (b)................     1,146,355
           593,771 Independent News & Media, Plc.........     1,420,382
            80,200 Jurys Doyle Hotel Group, Plc..........     1,017,703
                                                          -------------
                                                              5,997,412
                                                          -------------

                   ITALY--4.2%
            45,600 Assicuraziono Generali S.p.A. (c).....     1,234,123
           661,498 Banca Intesa S.p.A.-RNC...............     1,994,090

 See accompanying notes to statement of investments and financial statements.

                                    MSF-218

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                  VALUE
      SHARES                                                     (NOTE 1)
    ------------------------------------------------------------------------

               ITALY--(CONTINUED)
       109,600 Banco Popolare di Verona e Novara S.c.ar.l. (c) $   1,887,721
        48,715 Buzzi Unicem S.p.A. (c)........................       626,831
       496,100 Cassa di Risparmio di Firenze..................       943,973
        21,177 Davide Campari-Milano, S.p.A...................     1,046,796
       172,300 Ente Nazionale Idrocarburi S.p.A. (c)..........     3,432,959
       230,500 FIAT S.p.A. (c)................................     1,936,874
       135,008 Telecom Italia S.p.A. (c)......................       421,257
     1,327,400 Telecom Italia S.p.A.-RNC (c)..................     2,941,039
                                                               -------------
                                                                  16,465,663
                                                               -------------

               JAPAN--17.8%
        55,500 Aisin Seiki Co., Ltd...........................     1,157,758
        87,000 Anritsu Corp. (c)..............................       570,028
        45,500 C&S Co., Ltd. (c)..............................     1,208,988
        91,000 Canon Sales Co., Inc...........................     1,266,169
        52,000 Canon, Inc.....................................     2,757,767
       127,000 Daiwa Securities Group, Inc....................       915,231
           900 Diamond Lease Co., Ltd. (c)....................        37,269
         6,100 Don Quijote Co., Ltd. (c)......................       387,329
           446 East Japan Railway Co..........................     2,504,528
        41,700 FamilyMart Co., Ltd............................     1,361,745
        22,000 Fuji Photo Film Co., Ltd.......................       691,186
        68,000 Fujitsu, Ltd. (c)..............................       482,850
        31,800 Hitachi Information Systems (c)................       973,410
        25,000 Ito-Yokado Co., Ltd............................     1,073,606
        26,000 JAFCO Co., Ltd. (c)............................     1,997,179
           503 KDDI Corp......................................     2,886,595
         9,000 Kyocera Corp...................................       769,207
       197,000 Matsushita Electric Industrial Co., Ltd........     2,808,814
           129 Millea Holdings, Inc...........................     1,917,593
           281 Mitsubishi Tokyo Financial Group, Inc..........     2,617,580
           465 Mizuho Financial Group, Inc. (c)...............     2,120,633
        87,700 Nichicon Corp. (c).............................     1,186,129
       455,000 Nikko Cordial Corp.............................     2,214,145
       159,000 Nippon Chemi-Con Corp..........................       823,531
        13,000 Nishimatsuya Chain Co., Ltd. (c)...............       530,534
        36,100 Nitto Denko Corp...............................     1,859,095
       220,000 Nomura Holdings, Inc...........................     3,277,894
       139,000 Ricoh Co., Ltd.................................     2,972,885
       105,000 Sanken Electric Co., Ltd.......................     1,378,245
           310 SFCG Co., Ltd..................................        62,232
        46,200 Shinko Electric Industries Co., Ltd............     1,603,740
        57,400 Skylark Co., Ltd. (c)..........................     1,152,004
       212,000 Sumitomo Electric Industries, Ltd. (c).........     2,172,949
        80,000 Sumitomo Forestry Co., Ltd.....................       921,865
       255,000 Sumitomo Heavy Industries, Ltd.................       801,435
           532 Sumitomo Mitsui Financial Group, Inc. (c)......     3,651,822
       631,000 Sumitomo Osaka Cement Co., Ltd.................     1,742,607
        57,000 Taiyo Yuden Co., Ltd...........................       808,566
        19,700 Takeda Chemical Industries, Ltd................       866,690
        85,000 The Fukuoka City Bank, Ltd. (c)................       272,629
        90,000 The Nishi-Nippon Bank, Ltd.....................       413,885
        24,000 Toyo Ink Manufacturing Co., Ltd................        94,600
        33,200 Toyota Motor Corp..............................     1,347,704
        11,000 Toys "R" Us-Japan, Ltd.........................       267,081

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                JAPAN--(CONTINUED)
            374 UFJ Holdings, Inc. (c)...................... $   1,664,350
            871 UMC Japan (c)...............................       633,216
         76,000 UNY Co., Ltd................................       975,532
         57,900 Yamanouchi Pharmaceutical Co., Ltd..........     1,956,920
        148,000 Yamato Transport Co., Ltd...................     2,417,009
         20,700 York-Benimaru Co., Ltd......................       613,648
                                                             -------------
                                                                69,188,407
                                                             -------------

                LUXEMBOURG--0.5%
         40,200 Millicom International Cellular S.A. (b) (c)       878,772
        491,057 Yageo Corp. (GDR) (b).......................     1,205,707
                                                             -------------
                                                                 2,084,479
                                                             -------------

                NETHERLANDS--2.8%
        120,892 ING Groep NV................................     2,873,230
        273,100 Koninklijke KPN NV..........................     2,084,719
         27,800 Koninklijke Numico NV.......................       896,591
             89 Koninklijke Philips Electronics NV..........         2,413
         50,116 Koninklijke Vopak NV........................       827,456
        263,259 Versatel Telecom International NV (b) (c)...       516,819
         45,225 VNU NV......................................     1,318,402
        138,244 Wolters Kluwer NV...........................     2,519,450
                                                             -------------
                                                                11,039,080
                                                             -------------

                NORWAY--0.4%
        223,100 Tandberg Television ASA (b) (c).............     1,614,464
                                                             -------------

                PORTUGAL--0.4%
        253,122 Electricidade de Portugal S.A...............       710,059
         85,354 Portugal Telecom, SGPS, S.A.................       924,134
                                                             -------------
                                                                 1,634,193
                                                             -------------

                SINGAPORE--0.7%
        152,586 DBS Group Holdings, Inc.....................     1,281,613
         43,200 Flextronics International, Ltd. (b) (c).....       689,040
        102,735 Overseas-Chinese Banking Corp...............       723,704
                                                             -------------
                                                                 2,694,357
                                                             -------------

                SOUTH AFRICA--0.7%
        255,758 African Bank Investments, Ltd...............       485,401
        107,245 Massmart Holdings, Ltd......................       563,571
        336,600 MTN Group, Ltd..............................     1,543,297
                                                             -------------
                                                                 2,592,269
                                                             -------------

                SOUTH KOREA--1.8%
         54,420 Kia Motors Corp.............................       466,901
         15,750 Kookmin Bank................................       491,825
         46,330 Lg Electronics, Inc.........................     2,214,434
         15,950 S-Oil Corp..................................       665,382
         38,180 Samsung Electro-Mechanics Co., Ltd..........     1,087,033
          2,760 Samsung Electronics Co., Ltd................     1,147,798
         62,510 Shinhan Financial Group Co., Ltd............       911,379
                                                             -------------
                                                                 6,984,752
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-219

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                SPAIN--0.4%
         37,537 Banco de Credito Balear S.A................. $     447,275
         77,139 Gamesa Corporacion Tecnologica S.A..........     1,140,971
          4,532 Gestevision Telecino S.A. (b)...............        67,736
                                                             -------------
                                                                 1,655,982
                                                             -------------

                SWEDEN--1.3%
         14,500 D Carnegie & Co., AB (b) (c)................       138,334
        158,300 Eniro AB (c)................................     1,211,744
         80,000 Gambro AB (Class A).........................       777,536
        108,600 OM HEX AB (c)...............................     1,308,417
         14,100 Oriflame Cosmetics S.A. (SDR) (b)...........       505,029
        348,550 Telefonaktiebolaget LM Ericsson AB (Class B)     1,033,898
                                                             -------------
                                                                 4,974,958
                                                             -------------

                SWITZERLAND--9.2%
         12,811 Actelion, Ltd. (b)..........................     1,475,497
         15,176 Adecco S.A. (c).............................       759,029
          8,627 Barry Callebaut AG..........................     2,032,026
         63,200 Compagnie Financiere Richemont AG...........     1,657,957
         25,395 Converium Holdings AG.......................     1,323,162
         95,702 Credit Suisse Group (b).....................     3,411,574
          2,096 Julius Baer Holding Beare...................       583,700
          5,045 Nestle S.A..................................     1,347,838
        129,771 Novartis AG.................................     5,741,073
         67,050 Phonak Holding AG...........................     2,091,395
         50,054 Roche Holdings AG...........................     4,967,434
          2,890 Sika AG.....................................     1,592,736
         22,805 Swiss Life Holding (c)......................     3,195,489
         48,452 UBS AG......................................     3,426,234
         12,332 Zurich Financial Services AG................     1,953,903
                                                             -------------
                                                                35,559,047
                                                             -------------

                TAIWAN--1.4%
      1,145,000 Compal Electronics, Inc.....................     1,247,179
        285,000 Hon Hai Precision Industry Co., Ltd.........     1,062,983
        809,000 Powerchip Semicondutor Corp. (b)............       655,953
        650,000 Quanta Computer, Inc........................     1,384,786
      1,493,000 United Microelectronics Corp................     1,116,214
                                                             -------------
                                                                 5,467,115
                                                             -------------

                UNITED KINGDOM--9.1%
        166,054 3i Group, Plc...............................     1,846,262
        185,765 Allied Domecq, Plc..........................     1,586,855
          1,771 AstraZeneca, Plc............................        79,598
        173,910 Aviva, Plc..................................     1,799,277
        423,091 BAE Systems, Plc............................     1,689,030
         15,322 Bristol Water Group, Plc....................       110,162
        166,600 British Airways, Plc........................       836,156
        189,709 Centrica, Plc...............................       773,962
        363,000 Dixons Group, Plc...........................     1,090,812
        148,575 Enterprise Inns, Plc........................     1,552,002
        183,300 FirstGroup, Plc.............................       933,609

                                                                    VALUE
   SHARES                                                          (NOTE 1)
 -----------------------------------------------------------------------------

            UNITED KINGDOM--(CONTINUED)
     21,930 GlaxoSmithKline, Plc................................ $     444,635
    169,136 J.D. Wetherspoon, Plc...............................       879,545
    227,100 Kesa Electricals, Plc...............................     1,195,040
     44,330 Marconi Corp., Plc. (b).............................       548,018
    326,098 Premier Farnell, Plc................................     1,457,912
    146,988 Prudential, Plc.....................................     1,268,235
    221,437 Punch Taverns, Plc..................................     2,050,049
    296,693 Rank Group, Plc.....................................     1,615,822
    938,040 Shell Transport & Trading Co., Plc..................     6,896,804
  3,035,321 Vodafone Group, Plc.................................     6,664,316
                                                                 -------------
                                                                    35,318,101
                                                                 -------------

            UNITED STATES--20.4%
     32,800 Adecco S.A. (ADR)...................................       412,296
     27,200 Affiliated Computer Services, Inc. (Class A) (b) (c)     1,439,968
    207,700 Alcatel S.A. (ADR) (c)..............................     3,217,273
    165,500 ASML Holding NV (ADR) (b) (c).......................     2,831,705
     57,600 AstraZeneca, Plc. (ADR) (c).........................     2,628,864
     31,900 Banco Bradesco S.A. (ADR) (c).......................     1,465,805
    160,300 BP, Plc. (ADR)......................................     8,587,271
     44,600 Business Objects S.A. (ADR) (b) (c).................     1,009,298
     17,400 China Telecom Corp., Ltd. (ADR) (c).................       614,046
    227,200 Covad Communications Group, Inc. (b) (c)............       545,280
     24,700 Dassault Systems S.A. (ADR) (c).....................     1,157,664
    282,600 Deutsche Telekom AG (ADR) (c).......................     5,004,846
     20,000 Empresa Brasileira de Aeronautica S.A. (ADR) (c)....       571,800
     13,800 Fox Entertainment Group, Inc. (Class A) (b).........       368,460
    146,393 France Telecom S.A. (ADR) (c).......................     3,847,208
     16,200 Ingram Micro, Inc. (b)..............................       234,414
    189,300 Koninklijke Ahold NV (ADR) (c)......................     1,501,149
     60,400 Koninklijke Philips Electronics NV (ADR)............     1,642,880
     34,800 Merck & Co., Inc....................................     1,653,000
     22,900 NTL, Inc. (b) (c)...................................     1,319,498
     82,800 Pfizer, Inc.........................................     2,838,384
     68,500 Repsol-YPF S.A. (ADR) (c)...........................     1,497,410
     47,400 Reuters Group, Plc. (ADR)...........................     1,931,076
     64,200 Sanofi-Synthelabo S.A. (ADR) (c)....................     2,053,758
      3,580 Semiconductor Manufacturing International Corp.
             (ADR) (b) (c)......................................        38,414
     35,900 Sibneft (ADR).......................................       983,660
     36,000 Siemens AG (ADR) (c)................................     2,610,720
    111,200 Tele Norte Leste Participacoes S.A. (ADR) (c).......     1,415,576
     45,700 Telecomunicacoes Brasileiras S.A. (ADR).............     1,332,155
     89,000 Telefonaktiebolaget LM Ericsson (ADR) (c)...........     2,662,880
     47,300 Telefonica S.A. (ADR) (c)...........................     2,110,999
     54,535 The News Corp., Ltd. (ADR) (c)......................     1,931,630
     15,900 Total S.A. (ADR)....................................     1,527,672
     56,900 Unibanco-Uniao de Banco Brasileiros S.A.
             (GDR) (c)..........................................     1,124,913
     57,600 Unilever NV (ADR)...................................     3,946,176
     99,200 Unilever, Plc. (ADR)................................     3,945,184
    156,800 Vivendi Universal S.A. (ADR) (c)....................     4,374,720

 See accompanying notes to statement of investments and financial statements.

                                    MSF-220

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                          VALUE
             SHARES                                      (NOTE 1)
           ---------------------------------------------------------

                       UNITED STATES--(CONTINUED)
                48,700 Wyeth.......................... $   1,760,992
                40,944 YUKOS (ADR) (c)................     1,302,019
                                                       -------------
                                                          79,441,063
                                                       -------------
                       Total Common Stocks
                        (Identified Cost $355,955,760)   380,491,415
                                                       -------------

           BONDS & NOTES--1.2%
              FACE
             AMOUNT
           ---------------------------------------------------------

                       UNITED STATES--1.2%
           $    35,000 Telewest Communications, Plc.
                        9.625%, 10/01/06 (g) (c)......        20,125
             2,800,000 Telewest Communications, Plc.
                        11.000%, 10/01/07 (g) (c).....     1,645,000
             4,322,000 Telewest Communications, Plc.
                        11.250%, 11/01/08 (g).........     2,528,370
               125,000 Telewest Communications, Plc.
                        1.000%, 04/15/09 (e)..........        60,000
               465,000 Telewest Communications, Plc.
                        1.000%, 02/01/10 (d) (e)......       204,600
               480,000 Telewest Communications, Plc.
                        9.875%, 02/01/10 (g)..........       264,000
                                                       -------------
                                                           4,722,095
                                                       -------------
                       Total Bonds & Notes
                        (Identified Cost $5,068,531)..     4,722,095
                                                       -------------

PREFERRED STOCKS--0.4%

                                                            VALUE
            SHARES                                         (NOTE 1)
          ------------------------------------------------------------

                     GERMANY--0.4%
              24,920 Fresenius Medical Care AG (c)...... $   1,338,389
               5,400 Rheinmetall AG.....................       220,575
                                                         -------------
                                                             1,558,964
                                                         -------------
                     Total Preferred Stocks
                      (Identified Cost $1,469,776)......     1,558,964
                                                         -------------
                     Total Investments--99.5%
                      (Identified Cost $362,494,067) (a)   386,772,474
                     Other assets less liabilities......     1,883,017
                                                         -------------
                     TOTAL NET ASSETS--100%............. $ 388,655,491
                                                         =============

         TEN LARGEST INDUSTRIES AS OF                  PERCENTAGE OF
         JUNE 30, 2004                                TOTAL NET ASSETS
         ----------------------------                 ----------------
          1    Commercial Banks......................      10.1%
          2    Oil & Gas.............................       9.0%
          3    Diversified Telecommunication Services       8.3%
          4    Pharmaceuticals.......................       7.3%
          5    Insurance.............................       6.8%
          6    Media.................................       4.9%
          7    Capital Markets.......................       3.6%
          8    Hotels, Restaurants & Leisure.........       3.5%
          9    Food Products.........................       3.4%
         10    Diversified Financial Services........       3.2%

 See accompanying notes to statement of investments and financial statements.

                                    MSF-221

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $386,772,474
       Cash.....................................                3,503,508
       Foreign cash at value
        (Identified cost $1,588,360)............                1,581,260
       Collateral for securities loaned.........               69,104,234
       Receivable for:
        Securities sold.........................                3,810,614
        Fund shares sold........................                  571,858
        Dividends and interest..................                  438,014
        Foreign taxes...........................                  222,562
                                                             ------------
         Total Assets...........................              466,004,524
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 1,814,896
        Securities purchased....................   5,932,734
        Withholding taxes.......................      36,018
        Return of collateral for securities
         loaned.................................  69,104,234
       Accrued expenses:
        Management fees.........................     270,656
        Service and distribution fees...........       9,685
        Other expenses..........................     180,810
                                                 -----------
         Total Liabilities......................               77,349,033
                                                             ------------
     NET ASSETS.................................             $388,655,491
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $442,697,154
        Undistributed net investment income.....                2,799,801
        Accumulated net realized gains
         (losses)...............................              (81,118,975)
        Unrealized appreciation (depreciation)
         on investments and foreign
         currency...............................               24,277,511
                                                             ------------
     NET ASSETS.................................             $388,655,491
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($319,036,809 divided by
      31,293,994 shares outstanding)............             $      10.19
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($16,838,162 divided by
      1,667,934 shares outstanding).............             $      10.10
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($52,780,520 divided by
      5,215,206 shares outstanding).............             $      10.12
                                                             ============
     Identified cost of investments.............             $362,494,067
                                                             ============







STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................              $ 4,906,562(a)
       Interest................................                 237,979 (b)
                                                             -----------
                                                               5,144,541
     EXPENSES
       Management fees......................... $ 1,665,390
       Service and distribution fees--Class B..      20,314
       Service and distribution fees--Class E..      37,783
       Directors' fees and expenses............      10,633
       Custodian...............................     332,312
       Audit and tax services..................      10,686
       Legal...................................      28,521
       Printing................................      57,911
       Insurance...............................       4,372
       Miscellaneous...........................         916
                                                -----------
       Total expenses before reductions........   2,168,838
       Expense reductions......................         (35)   2,168,803
                                                -----------  -----------
     NET INVESTMENT INCOME.....................                2,975,738
                                                             -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................  13,761,732
       Foreign currency transactions--net......   4,326,131   18,087,863
                                                -----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  (3,160,367)
       Foreign currency transactions--net......      35,467   (3,124,900)
                                                -----------  -----------
     Net gain (loss)...........................               14,962,963
                                                             -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................              $17,938,701
                                                             ===========

(a)Net of foreign taxes of $656,735.
(b)Includes income on securities loaned of $166,613.

                See accompanying notes to financial statements.

                                    MSF-222

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  2,975,738  $  3,732,195
  Net realized gain (loss)..........................................   18,087,863     9,527,110
  Unrealized appreciation (depreciation)............................   (3,124,900)   71,420,103
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   17,938,701    84,679,408
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (4,308,987)   (2,004,388)
    Class B.........................................................     (202,168)           (6)
    Class E.........................................................     (657,454)     (173,940)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (5,168,609)   (2,178,334)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   (5,589,097)   10,695,293
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    7,180,995    93,196,367

NET ASSETS
  Beginning of the period...........................................  381,474,496   288,278,129
                                                                     ------------  ------------
  End of the period................................................. $388,655,491  $381,474,496
                                                                     ============  ============
UNDISTRIBUTED (0VERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  2,799,801  $  4,992,672
                                                                     ============  ============




































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,177,054  $ 22,021,287   5,857,898  $ 47,814,941
  Reinvestments...............................................    420,800     4,308,987     266,541     2,004,388
  Redemptions................................................. (3,652,493)  (36,968,495) (8,720,769)  (73,058,674)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease)..................................... (1,054,639) $(10,638,221) (2,596,330) $(23,239,345)
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................    389,815  $  3,918,765   1,575,230  $ 13,727,456
  Reinvestments...............................................     19,938       202,168           1             6
  Redemptions.................................................   (263,922)   (2,631,842)    (53,235)     (473,400)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    145,831  $  1,489,091   1,521,996  $ 13,254,062
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  1,131,390  $ 11,465,988   5,616,283  $ 44,369,556
  Reinvestments...............................................     64,646       657,454      23,285       173,940
  Redemptions.................................................   (845,341)   (8,563,409) (3,014,703)  (23,862,920)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................    350,695  $  3,560,033   2,624,865  $ 20,680,576
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.   (558,113) $ (5,589,097)  1,550,531  $ 10,695,293
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-223

METROPOLITAN SERIES FUND, INC.

 FI INTERNATIONAL STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                       CLASS A
                                            -------------------------------------------------------------
                                             SIX MONTH
                                               ENDED                  YEAR ENDED DECEMBER 31,
                                             JUNE 30,    ------------------------------------------------
                                               2004        2003      2002      2001      2000      1999
                                            ---------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD....... $   9.86     $   7.76  $   9.49  $  12.39  $  13.87  $  14.14
                                            --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.....................     0.08         0.11      0.08      0.08      0.02      0.13
 Net realized and unrealized gain (loss)
   on investments..........................     0.39         2.05     (1.73)    (2.57)    (1.42)     2.05
                                            --------     --------  --------  --------  --------  --------
 Total from investment operations..........     0.47         2.16     (1.65)    (2.49)    (1.40)     2.18
                                            --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
 Distributions from net investment income..    (0.14)       (0.06)    (0.08)    (0.03)    (0.08)    (0.13)
 Distributions from net realized capital
   gains...................................     0.00         0.00      0.00     (0.38)     0.00     (2.32)
                                            --------     --------  --------  --------  --------  --------
 Total distributions.......................    (0.14)       (0.06)    (0.08)    (0.41)    (0.08)    (2.45)
                                            --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD............. $  10.19     $   9.86  $   7.76  $   9.49  $  12.39  $  13.87
                                            ========     ========  ========  ========  ========  ========
TOTAL RETURN (%)...........................      4.7 (b)     28.0     (17.5)    (20.6)    (10.1)     16.4
Ratio of operating expenses to average net
 assets before expense reductions (%)......     1.09 (c)     1.13      1.12      1.16        --        --
Ratio of operating expenses to average net
 assets after expense reductions(%) (d)....     1.09 (c)     1.11      1.12      1.14      1.09      0.97
Ratio of Net Investment Income to Average
 Net Assets (%)............................     1.56 (c)     1.21      0.90      0.73      0.25      0.95
Portfolio Turnover Rate (%)................      102          148        50        68       166        87
Net assets, end of period (000)............ $319,037     $318,996  $271,015  $340,426  $428,519  $317,831
































                                                                                            CLASS B
                                                                            ------------------------------------
                                                                            SIX MONTHS                MAY 1, 2002(A)
                                                                              ENDED       YEAR ENDED     THROUGH
                                                                             JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                                                               2004          2003          2002
                                                                            ----------   ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $  9.76       $  7.69        $ 9.39
                                                                             -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.....................................................     0.06          0.03          0.02
 Net realized and unrealized gain (loss) on investments....................     0.40          2.09         (1.72)
                                                                             -------       -------        ------
 Total from investment operations..........................................     0.46          2.12         (1.70)
                                                                             -------       -------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income..................................    (0.12)        (0.05)         0.00
                                                                             -------       -------        ------
 Total distributions.......................................................    (0.12)        (0.05)         0.00
                                                                             -------       -------        ------
NET ASSET VALUE, END OF PERIOD.............................................  $ 10.10       $  9.76        $ 7.69
                                                                             =======       =======        ======
TOTAL RETURN (%)...........................................................      4.7 (b)      27.8         (18.1)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)............................................................     1.34 (c)      1.38          1.37 (c)
Ratio of operating expenses to average net assets after expense
 reductions(%) (d).........................................................     1.34 (c)      1.36          1.37 (c)
Ratio of Net Investment Income to Average Net Assets (%)...................     1.35 (c)     (0.04)         0.35 (c)
Portfolio Turnover Rate (%)................................................      102           148            50
Net assets, end of period (000)............................................  $16,838       $14,859        $    1













































                                                                                               CLASS E
                                                                            -----------------------------------------
                                                                            SIX MONTHS      YEAR ENDED     MAY 1, 2001(A)
                                                                              ENDED        DECEMBER 31,       THROUGH
                                                                             JUNE 30,    ----------------   DECEMBER 31,
                                                                               2004        2003     2002        2001
                                                                            ----------   -------  -------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................................  $  9.79     $  7.71  $  9.43      $10.91
                                                                             -------     -------  -------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.....................................................     0.07        0.08     0.08        0.00
 Net realized and unrealized gain (loss) on investments....................     0.39        2.05    (1.73)      (1.48)
                                                                             -------     -------  -------      ------
 Total from investment operations..........................................     0.46        2.13    (1.65)      (1.48)
                                                                             -------     -------  -------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income..................................    (0.13)      (0.05)   (0.07)       0.00
                                                                             -------     -------  -------      ------
 Total distributions.......................................................    (0.13)      (0.05)   (0.07)       0.00
                                                                             -------     -------  -------      ------
NET ASSET VALUE, END OF PERIOD.............................................  $ 10.12     $  9.79  $  7.71      $ 9.43
                                                                             =======     =======  =======      ======
TOTAL RETURN (%)...........................................................      4.7 (b)    27.9    (17.6)      (13.6)(b)
Ratio of operating expenses to average net assets before expense
 reductions (%)............................................................     1.24 (c)    1.28     1.27        1.31 (c)
Ratio of operating expenses to average net assets after expense
 reductions(%) (d).........................................................     1.24 (c)    1.26     1.27        1.30 (c)
Ratio of Net Investment Income to Average Net Assets (%)...................     1.46 (c)    0.93     0.57       (0.17)(c)
Portfolio Turnover Rate (%)................................................      102         148       50          68
Net assets, end of period (000)............................................  $52,781     $47,619  $17,262      $2,194

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.
(d)The Portfolio has entered into arrangements with certain brokers who paid a portion of the Portfolio's expenses.

                See accompanying notes to financial statements.

                                    MSF-224

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--99.5% OF TOTAL NET ASSETS


                                                              VALUE
         SHARES                                              (NOTE 1)
       -----------------------------------------------------------------

                  AUSTRALIA--4.5%
           46,919 Alumina, Ltd............................ $     173,274
           33,424 Amcor, Ltd..............................       162,519
           73,946 AMP, Ltd................................       327,293
                1 Ansell, Ltd.............................             5
           66,080 Australia & New Zealand Bank Group, Ltd.       842,514
           16,374 Australia Gas & Light Co., Ltd..........       138,427
           29,183 AXA Asia Pacific Holdings, Ltd..........        68,476
          137,399 BHP Billiton, Ltd.......................     1,202,054
           28,482 BlueScope Steel, Ltd....................       134,351
           25,855 Boral, Ltd..............................       116,694
           35,172 Brambles Industries, Ltd. (c)...........       147,362
           25,052 Centro Properties Group.................        69,506
           44,362 CFS Gandel Retail Trust.................        42,992
           15,656 Coca-Cola Amatil, Ltd...................        75,701
           44,619 Coles Myer, Ltd.........................       267,288
           46,152 Commonwealth Bank of Australia..........     1,048,523
            7,982 CSL, Ltd................................       124,210
           32,637 CSR, Ltd................................        50,531
           73,543 Foster's Group, Ltd.....................       241,937
                1 Futuris Corp., Ltd......................             1
           81,912 General Property Trust..................       199,225
           63,710 Insurance Australia Group, Ltd..........       222,618
           65,267 Investa Property Group (c)..............        88,672
           15,825 James Hardie Industries NV..............        66,204
           41,956 John Fairfax Holdings, Ltd. (c).........       109,183
           14,848 Lend Lease Corp., Ltd. (c)..............       106,488
           10,152 Lion Nathan, Ltd........................        47,991
            7,743 Macquarie Bank, Ltd.....................       183,010
           51,551 Macquarie Goodman Industrial Trust......        60,440
           70,072 Macquarie Infrastructure Group..........       161,229
           26,617 Mayne Group, Ltd........................        63,321
           23,413 Mirvac Group............................        70,204
           55,132 National Australia Bank, Ltd............     1,146,904
           11,892 Newcrest Mining, Ltd....................       114,452
           12,362 Orica, Ltd..............................       130,294
           29,446 Origin Energy, Ltd......................       115,867
           21,697 Paperlinx, Ltd..........................        73,445
           17,184 Patrick Corp., Ltd. (c).................        64,026
            1,630 Perpetual Trustees Australia, Ltd. (c)..        53,405
            5,582 Publishing & Broadcasting, Ltd. (c).....        50,033
           27,653 QBE Insurance Group, Ltd. (c)...........       247,262
           34,585 Rinker Group, Ltd.......................       194,488
           11,919 Rio Tinto, Ltd. (c).....................       299,791
           26,448 Santos, Ltd.............................       127,796
            8,087 Sonic Healthcare, Ltd...................        51,441
           21,864 Southcorp, Ltd..........................        47,874
           48,545 Stockland (c)...........................       175,223
           22,042 Suncorp-Metway, Ltd.....................       218,564
           15,588 TAB, Ltd................................        53,420
           15,944 TABCORP Holdings, Ltd. (c)..............       158,491
           87,196 Telstra Corp., Ltd......................       305,747
           49,677 The News Corp., Ltd. (c)................       438,931
            9,941 Toll Holdings, Ltd......................        74,415
           21,913 Transurban Group (c)....................        74,445
           15,096 Wesfarmers, Ltd.........................       309,831
           15,518 Westfield Holdings, Ltd. (c)............       166,822

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

               AUSTRALIA--(CONTINUED)
        80,481 Westfield Trust (c)........................... $     247,359
        65,911 Westpac Banking Corp..........................       809,322
        41,083 WMC Resources, Ltd............................       141,244
        19,423 Woodside Petroleum, Ltd.......................       225,954
        40,215 Woolworths, Ltd...............................       319,621
                                                              -------------
                                                                 13,048,710
                                                              -------------

               AUSTRIA--0.3%
         1,713 Bank Austria Creditanstalt AG.................       100,640
         1,259 Erste Bank der Oesterreichischen Sparkassen AG       197,972
        11,083 IMMOFINANZ Immobilien Anlagen AG (b) (c)......        89,657
           610 OMV AG........................................       118,968
        11,682 Telekom Austria AG............................       178,260
         1,211 Voestalpine AG (c)............................        59,676
         2,433 Wienerberger AG...............................        84,900
                                                              -------------
                                                                    830,073
                                                              -------------

               BELGIUM--1.1%
         4,097 AGFA-Gevaert NV...............................       101,740
         5,905 Belgacom S.A. (b).............................       180,055
           834 Colruyt S.A...................................       103,158
         2,702 Delhaize Group (c)............................       138,609
        25,946 Dexia S.A. (c)................................       431,501
         1,001 Electrabel S.A. (c)...........................       321,010
             5 Fortis Banque S.A. (j)........................             0
        42,760 Fortis S.A. (c)...............................       950,657
         2,832 Groupe Bruxelles Lambert S.A..................       181,523
         6,173 Interbrew S.A.................................       196,691
         4,311 KBC Bancassurance Holding NV (c)..............       248,346
           944 Mobistar S.A. (b).............................        58,988
         2,678 Solvay S.A....................................       218,859
         3,202 UCB S.A. (c)..................................       149,315
           751 Umicore S.A...................................        47,383
                                                              -------------
                                                                  3,327,835
                                                              -------------

               DENMARK--0.8%
            40 AP Moller-Maersk A/S (c)......................       275,638
         1,450 Carlsberg A/S (Class B) (c)...................        76,721
           500 Coloplast A/S (c).............................        47,177
         1,900 Danisco A/S (c)...............................        98,036
        16,900 Danske Bank A/S...............................       400,755
           700 DSV A/S (c)...................................        33,562
         8,300 GN Store Nord A/S (c).........................        73,477
         3,100 Group 4 Falck A/S.............................        79,784
         2,500 H. Lundbeck A/S (c)...........................        54,546
         2,150 ISS A/S.......................................       106,298
         9,375 Novo Nordisk A/S (c)..........................       483,578
         2,215 Novozymes A/S (Series B)......................        99,963
         5,438 TDC A/S (c)...................................       177,425
           850 Topdanmark A/S (c)............................        50,269
         6,700 Vestas Wind Systems A/S (c)...................        98,712
         1,000 William Demant Holding A/S (c)................        37,890
                                                              -------------
                                                                  2,193,831
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-225

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

               FINLAND--1.4%
         1,150 Amer Group, Ltd............................... $      59,941
         6,550 Elisa Oyj.....................................        87,664
        14,500 Fortum Oyj....................................       185,299
         3,400 Kesko Oyj (c).................................        67,427
         1,400 Kone Oyj......................................        84,638
         5,632 Metso Oyj (c).................................        71,544
       175,550 Nokia Oyj.....................................     2,541,627
         4,400 Outokumpu Oyj.................................        70,387
        10,800 Sampo Oyj.....................................       105,038
        25,800 Stora Enso Oyj................................       349,831
         4,000 Tietoenator Oyj...............................       121,537
        19,200 UPM-Kymmene Oyj...............................       365,891
             1 Wartsila Oyj..................................            22
                                                              -------------
                                                                  4,110,846
                                                              -------------

               FRANCE--9.3%
         6,542 Accor S.A. (c)................................       276,807
         4,835 Air France S.A. (c)...........................        82,775
         4,023 Air Liquide S.A. (c)..........................       667,173
        44,677 Alcatel S.A. (c)..............................       694,288
        15,834 Arcelor S.A. (c)..............................       266,839
         1,722 Atos Origin S.A...............................       111,156
         2,659 Autoroutes du Sud de la France S.A. (c).......       105,636
        24,966 Aventis S.A. (c)..............................     1,888,493
        48,811 AXA S.A. (c)..................................     1,080,432
        29,763 BNP Paribas S.A. (c)..........................     1,836,588
         6,866 Bouygues S.A. (c).............................       230,516
         2,486 Business Objects S.A. (b) (c).................        56,219
         4,234 Cap Gemini S.A. (c)...........................       170,680
        20,967 Carrefour S.A. (c)............................     1,020,141
         1,360 Casino Guichard-Perrachon S.A. (c)............       122,956
         1,191 CNP Assurances S.A. (c).......................        69,110
        11,142 Compagnie de Saint-Gobain S.A. (c)............       557,796
         3,942 Compagnie Generale D'Optique Essilor
                International S.A............................       257,592
         5,599 Compagnie Generale des Etablissements Michelin
                (Class B) (c)................................       310,646
        24,267 Credit Agricole S.A. (c)......................       592,171
         1,955 Dassault Systemes S.A. (c)....................        90,998
         3,482 Euronext NV...................................        97,181
         9,659 European Aeronautic Defense & Space Co.
                NV (c).......................................       270,091
        40,830 France Telecom S.A. (c).......................     1,068,735
         1,028 Gecina S.A. (c)...............................        80,869
         8,806 Groupe Danone (c).............................       769,393
           318 Hermes International S.C.A. (c)...............        63,612
         1,088 Imerys S.A. (c)...............................        63,445
           773 Klepierre S.A. (c)............................        52,892
        11,134 L'Oreal S.A...................................       891,488
         6,120 Lafarge S.A. (c)..............................       547,653
         4,382 Lagardere S.C.A. (c)..........................       274,711
         8,965 LVMH Moet Hennessy Louis Vuitton S.A. (c).....       650,904
         1,832 Pernod Ricard S.A. (c)........................       234,596
         5,924 Peugoet S.A. (c)..............................       330,720
         2,304 Pinault-Printemps-Redoute S.A. (c)............       237,342

                                                                     VALUE
      SHARES                                                        (NOTE 1)
    ---------------------------------------------------------------------------

                  FRANCE--(CONTINUED)
         4,257    Publicis Groupe (c)............................ $     126,544
         6,759    Renault S.A. (c)...............................       516,118
           738    Sagem S.A......................................        82,502
        13,410    Sanofi-Synthelabo S.A. (c).....................       851,207
         7,636    Schneider Electric S.A. (c)....................       522,570
         4,553    Societe Television Francaise 1 S.A. (c)........       143,909
         1,127    Societe BIC S.A. (c)...........................        50,227
        12,013    Societe Generale (c)...........................     1,024,742
         3,471    Sodexho Alliance S.A. (c)......................        91,735
        21,434    STMicroelectronics NV (c)......................       472,096
        29,406    Suez S.A. (c)..................................       614,660
           656    Technip S.A. (c)...............................        89,122
         2,949    Thales S.A. (c)................................       108,198
         9,168    Thomson S.A. (c)...............................       181,634
        21,381    Total S.A......................................     4,088,321
         1,511    Unibail S.A. (c)...............................       156,357
         2,689    Valeo S.A. (c).................................       112,388
        11,230    Veolia Environnement S.A. (c)..................       317,940
         2,566    Vinci S.A. (c).................................       258,976
        37,254    Vivendi Universal S.A. (c).....................     1,038,442
         1,381    Zodiac S.A. (c)................................        47,054
                                                                  -------------
                                                                     27,017,386
                                                                  -------------

                  GERMANY--6.5%
         1,664    Adidas-Salomon AG..............................       199,187
        11,264    Allianz AG.....................................     1,225,437
         2,733    Altana AG (c)..................................       164,785
        19,430    BASF AG........................................     1,043,957
        24,056    Bayer AG.......................................       696,683
        23,224    Bayerishe Hypo-und Vereinsbank AG..............       415,103
           641    Beiersdorf AG (c)..............................        74,997
         1,371    Celesio AG.....................................        81,991
        18,598    Commerzbank AG.................................       329,115
         5,146    Continental AG.................................       249,112
        31,506    DaimlerChrysler AG.............................     1,477,269
        14,076    Depfa Bank, Plc................................       205,520
        19,165    Deutsche Bank AG...............................     1,511,784
         4,380    Deutsche Boerse AG.............................       223,049
         6,940    Deutsche Lufthansa AG..........................        94,908
        16,054    Deutsche Post AG...............................       348,207
        92,177    Deutsche Telekom AG............................     1,623,029
        22,793    E.ON AG........................................     1,649,273
         1,209    Fresenius Medical Care AG (c)..................        90,004
         2,399    HeidelbergerCement AG..........................       119,805
         5,004    Hypo Real Estate Holding AG (b)................       147,236
        22,506    Infineon Technologies AG (c)...................       303,516
             1    KarstadtQuelle AG..............................            22
         3,055    Linde AG (c)...................................       168,722
         3,846    MAN AG (c).....................................       140,911
         1,801    Merck KGAA (c).................................       108,718
         6,007    Metro AG (c)...................................       285,755
         6,302    Munchener Ruckversicherungs-Gesellschaft AG (c)       686,355
           683    Puma AG........................................       174,214
         4,524    Qiagen NV (b)..................................        53,596
        14,367    RWE AG.........................................       678,158
         7,492    SAP AG.........................................     1,247,442

 See accompanying notes to statement of investments and financial statements.

                                    MSF-226

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                GERMANY--(CONTINUED)
          7,029 Schering AG.................................. $     415,358
         29,343 Siemens AG...................................     2,122,714
         12,641 ThyssenKrupp AG..............................       216,521
          4,306 TUI AG (c)...................................        82,623
          8,059 Volkswagen AG................................       341,935
                                                              -------------
                                                                 18,997,011
                                                              -------------

                GREECE--0.5%
          7,310 Alpha Bank A.E...............................       186,498
          3,700 Coca-Cola Hellenic Bottling Co. S.A..........        86,258
          1,480 Commercial Bank of Greece....................        38,864
          5,600 COSMOTE Mobile Telecommunications S.A........        87,345
          8,400 EFG Eurobank Ergasias S.A....................       181,751
         11,300 Hellenic Telecommunications Organization S.A.       146,582
          9,945 National Bank of Greece S.A..................       215,767
          6,400 OPAP S.A.....................................       120,289
          8,100 Piraeus Bank S.A.............................        94,968
          4,800 Public Power Corp............................       114,069
          3,000 Titan Cement Co. S.A.........................        70,851
                                                              -------------
                                                                  1,343,242
                                                              -------------

                HONG KONG--1.5%
         59,400 Bank of East Asia, Ltd.......................       170,450
        142,000 BOC Hong Kong Holdings, Ltd. (c).............       243,202
         54,000 Cathay Pacific Airways, Ltd..................       102,029
         55,000 Cheung Kong Holdings, Ltd....................       406,537
         73,100 CLP Holdings, Ltd............................       400,580
         30,000 Esprit Holdings, Ltd.........................       134,890
         40,000 Hang Lung Properties, Ltd. (c)...............        51,671
         30,900 Hang Seng Bank, Ltd..........................       397,261
         32,000 Henderson Land Development Co. (c)...........       138,196
        151,046 Hong Kong & China Gas Co., Ltd...............       248,023
         58,000 Hong Kong Electric Co., Ltd..................       240,799
         46,000 Hong Kong Exchanges & Clearing, Ltd..........        94,831
         78,000 Hutchison Whampoa, Ltd.......................       533,900
         55,500 Johnson Electric Holdings, Ltd...............        56,379
         58,000 Li & Fung, Ltd...............................        85,020
         50,000 MTR Corp. (c)................................        75,736
         88,000 New World Development Co., Ltd. (c)..........        65,172
        149,340 PCCW, Ltd. (c)...............................       102,936
         48,000 Sun Hung Kai Properties, Ltd.................       395,124
         34,000 Swire Pacific, Ltd...........................       221,247
         32,000 Techtronic Industries Co., Ltd. (c)..........        51,131
         10,000 Television Broadcasts, Ltd...................        43,158
         58,000 Wharf Holdings, Ltd..........................       165,392
         20,000 Yue Yuen Industrial Holdings, Ltd. (c).......        48,420
                                                              -------------
                                                                  4,472,084
                                                              -------------

                IRELAND--0.8%
         30,959 Allied Irish Banks, Plc......................       478,848
         35,460 Bank of Ireland..............................       474,304
         19,292 CRH, Plc.....................................       408,503
          2,931 DCC, Plc.....................................        53,575
         14,128 Elan Corp., Plc. (b).........................       349,094
          7,900 Grafton Group, Plc...........................        62,955

                                                                VALUE
        SHARES                                                 (NOTE 1)
      --------------------------------------------------------------------

                 IRELAND--(CONTINUED)
          34,479 Independent News & Media, Plc.............. $      82,380
          11,652 Irish Life & Permanent, Plc................       179,637
           6,099 Kerry Group, Plc...........................       129,231
           6,195 Ryanair Holdings, Plc. (b).................        34,586
                                                             -------------
                                                                 2,253,113
                                                             -------------

                 ITALY--3.7%
          19,451 Alleanza Assicurazioni S.p.A. (c)..........       222,503
          35,024 Assicuraziono Generali S.p.A. (c)..........       946,766
           3,955 Autogrill S.p.A............................        56,137
           7,286 Autostrade S.p.A...........................       143,279
           8,996 Banca Antonveneta S.p.A....................       185,224
          10,160 Banca Fideuram S.p.A. (c)..................        57,174
         118,549 Banca Intesa S.p.A. (c)....................       464,304
          36,955 Banca Intesa S.p.A.-RNC....................       111,269
          42,360 Banca Monte dei Paschi di Siena S.p.A. (c).       135,852
          56,594 Banca Nazionale del Lavoro S.p.A. (c)......       131,911
          15,326 Banca Popolare di Milano S.p.A.............        98,636
          13,253 Banche Popolari Unite S.c.ar.l.............       220,191
          12,713 Banco Popolare di Verona e Novara S.c.ar.l.       218,705
           4,800 Bulgari S.p.A. (c).........................        48,704
          58,266 Capitalia S.p.A. (c).......................       182,831
          35,086 Edison S.p.A. (b) (c)......................        60,789
          88,758 Enel S.p.A. (c)............................       712,560
          95,224 ENI-Ente Nazionale Idrocarburi S.p.A. (c)..     1,895,015
          21,234 FIAT S.p.A. (c)............................       178,215
         250,388 Finmeccanica S.p.A. (c)....................       199,576
               1 Italcementi S.p.A. (c).....................            13
           4,709 Luxottica Group S.p.A. (c).................        78,785
          20,405 Mediaset S.p.A. (c)........................       233,197
          19,378 Mediobanca S.p.A. (c)......................       236,276
           8,775 Mediolanum S.p.A. (c)......................        56,037
          66,534 Pirelli & Co. S.p.A. (c)...................        68,886
          12,579 Riunione Adriatica di Sicurta S.p.A. (c)...       228,618
          34,003 San Paolo IMI S.p.A. (c)...................       410,969
         171,260 Seat Pagine Gialle S.p.A. (b) (c)..........        72,019
          32,001 Snam Rete Gas S.p.A. (c)...................       137,495
         301,708 Telecom Italia S.p.A. (c)..................       940,282
         212,117 Telecom Italia S.p.A.-RNC (c)..............       469,416
         138,899 TIM S.p.A. (c).............................       789,057
         161,258 UniCredito Italiano S.p.A. (c).............       798,096
                                                             -------------
                                                                10,788,787
                                                             -------------

                 JAPAN--23.7%
           3,070 Acom Co., Ltd..............................       201,320
           2,800 Advantest Corp. (c)........................       189,410
          10,000 AEON Co., Ltd..............................       404,508
             900 Aeon Credit Service Co., Ltd...............        60,242
           1,600 Aiful Corp.................................       168,344
           6,500 Aisin Seiki Co., Ltd.......................       135,879
          23,000 Ajinomoto Co., Inc.........................       277,758
          20,000 All Nippon Airways Co., Ltd................        65,527
           6,000 Alps Electric Co., Ltd. (c)................        86,071
          13,000 Amada Co., Ltd.............................        86,358
           2,000 Aoyama Trading Co., Ltd....................        54,322

 See accompanying notes to statement of investments and financial statements.

                                    MSF-227

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  JAPAN--(CONTINUED)
           13,700 Asahi Breweries, Ltd. (c)................ $     151,619
           31,000 Asahi Glass Co., Ltd. (c)................       324,278
           50,000 Asahi Kasei Corp.........................       260,346
            3,900 Bandai Co., Ltd. (c).....................       106,247
            2,200 Benesse Corp.............................        72,235
           24,000 Bridgestone Corp.........................       453,556
           30,600 Canon, Inc...............................     1,626,261
            7,000 Casio Computer Co., Ltd. (c).............       106,557
            6,000 Central Glass Co., Ltd...................        51,004
               40 Central Japan Railway Co. (c)............       341,380
           24,300 Chubu Electric Power Co., Inc. (c).......       513,264
            9,700 Chugai Pharmaceutical Co., Ltd...........       152,513
           10,000 Citizen Watch Co., Ltd...................       113,939
            4,800 Credit Saison Co., Ltd...................       144,802
            2,400 CSK Corp. (c)............................       117,343
           25,000 Dai Nippon Printing Co., Ltd.............       401,220
            9,000 Daicel Chemical Industries, Ltd..........        47,293
            8,800 Daiichi Pharmacy Co., Ltd................       157,649
            8,000 Daikin Industries, Ltd...................       215,959
           11,000 Daimaru, Inc. (c)........................       100,304
           22,000 Dainippon Ink & Chemicals, Inc. (c)......        56,745
            3,300 Daito Trust Construction Co., Ltd........       127,244
           20,000 Daiwa House Industry Co., Ltd............       232,845
           44,000 Daiwa Securities Group, Inc..............       317,756
           14,000 Denki Kagaku Kogyo K.K...................        50,015
           19,400 Denso Corp...............................       454,666
               62 Dentsu, Inc. (c).........................       160,689
            9,000 Dowa Mining Co., Ltd.....................        53,580
              124 East Japan Railway Co....................       697,794
            9,000 Ebara Corp. (c)..........................        44,354
           10,100 Eisai Co., Ltd...........................       291,376
            2,200 FamilyMart Co., Ltd......................        71,994
            5,300 Fanuc, Ltd...............................       318,952
            2,300 Fast Retailing Co., Ltd..................       187,400
           18,000 Fuji Electric Holdings Co., Ltd. (c).....        48,846
           17,000 Fuji Photo Film Co., Ltd.................       535,224
               26 Fuji Television Network, Inc.............        59,955
           11,000 Fujikura, Ltd. (c).......................        62,414
           10,800 Fujisawa Pharmaceutical Co., Ltd.........       257,601
           62,000 Fujitsu, Ltd. (c)........................       441,174
            9,000 Hino Motors, Ltd. (c)....................        65,577
            1,100 Hirose Electric Co., Ltd.................       121,716
            3,600 Hitachi Chemical Co., Ltd................        59,543
          117,000 Hitachi, Ltd.............................       811,953
            7,200 Hokkaido Electric Power Co., Inc.........       127,977
           27,000 Hokugin Financial Group, Inc. (c)........        69,939
           28,500 Honda Motor Co., Ltd.....................     1,381,921
            4,000 Hoya Corp................................       420,880
            5,800 Isetan Co., Ltd. (c).....................        83,824
           36,000 Ishikawajima-Harima Heavy Industries Co.,
                   Ltd. (c)................................        59,614
            1,100 ITO EN, Ltd..............................        52,264
           12,000 Ito-Yokado Co., Ltd......................       516,417
           56,000 Itochu Corp..............................       253,103
            1,300 Itochu Techno-Science Corp. (c)..........        55,794
            1,200 JAFCO Co., Ltd. (c)......................        92,372

                                                                 VALUE
       SHARES                                                   (NOTE 1)
     ----------------------------------------------------------------------

                JAPAN--(CONTINUED)
         23,000 Japan Airlines System Corp................... $      73,830
              8 Japan Real Estate Investment Corp. (REIT) (c)        55,880
              8 Japan Retail Fund Investment Corp. (REIT)....        55,226
             33 Japan Tobacco, Inc...........................       256,966
         19,300 JFE Holding, Inc. (c)........................       476,111
          7,000 JGC Corp.....................................        67,927
          8,200 JSR Corp.....................................       155,098
         35,000 Kajima Corp. (c).............................       130,275
         10,000 Kamigumi Co., Ltd............................        72,784
         11,000 Kaneka Corp..................................       104,216
          9,000 Kansai Paint Co..............................        55,247
         20,000 Kao Corp.....................................       484,321
         42,000 Kawasaki Heavy Industries, Ltd. (b) (c)......        68,000
         19,000 Kawasaki Kisen Kaisha, Ltd. (c)..............        96,436
         15,000 Keihin Electric Express Railway Co., Ltd. (c)        93,945
         26,000 Keio Electric Railway Co., Ltd...............       148,907
          1,300 Keyence Corp.................................       298,673
          5,000 Kikkoman Corp. (c)...........................        43,121
         60,120 Kintetsu Corp. (c)...........................       228,897
         28,000 Kirin Brewery Co., Ltd. (c)..................       277,481
         97,000 Kobe Steel, Ltd..............................       145,925
         35,000 KOMATSU, Ltd.................................       213,464
          3,300 Konami Corp..................................        84,484
         17,000 Konica Minolta Holdings, Inc.................       236,644
         43,000 Kubota Corp..................................       229,212
         13,000 Kuraray Co., Ltd.............................       106,717
          3,800 Kuraya Sanseido, Inc. (c)....................        57,679
          3,400 Kurita Water Industries, Ltd.................        46,635
          6,000 Kyocera Corp.................................       513,885
         16,000 Kyowa Hakko Kogyo Co., Ltd...................       116,025
         16,300 Kyushu Electric Power Co., Inc...............       303,905
          2,300 Lawson, Inc..................................        95,233
          4,100 Leopalace21 Corp.............................        77,265
          1,100 Mabuchi Motor Co., Ltd. (c)..................        81,796
          4,000 Makita Corp..................................        60,032
         46,000 Marubeni Corp................................       113,477
         13,800 Marui Co., Ltd...............................       187,416
         81,000 Matsushita Electric Industrial Co., Ltd......     1,157,328
         12,000 Matsushita Electric Works, Ltd. (c)..........       109,201
          9,000 Meiji Dairies Corp...........................        50,034
         10,000 Meiji Seika Kaisha, Ltd. (c).................        44,581
          1,300 Meitec Corp..................................        51,522
             54 Millea Holdings, Inc.........................       804,406
         11,000 Minebea Co., Ltd.............................        51,581
         58,157 Mitsubishi Chemical Corp.....................       154,964
         39,000 Mitsubishi Corp. (c).........................       380,051
         63,000 Mitsubishi Electric Corp.....................       312,196
         36,000 Mitsubishi Estate Co., Ltd...................       450,140
         12,000 Mitsubishi Gas & Chemical Co., Inc...........        49,931
        110,000 Mitsubishi Heavy Industries, Ltd.............       299,445
         31,000 Mitsubishi Materials Corp....................        69,832
         17,000 Mitsubishi Rayon Co., Ltd....................        66,417
            165 Mitsubishi Tokyo Financial Group, Inc........     1,540,253
         46,000 Mitsui & Co., Ltd. (c).......................       346,420
         24,000 Mitsui Chemicals, Inc........................       120,618
         26,000 Mitsui Engineering & Shipbuilding Co., Ltd...        45,659

 See accompanying notes to statement of investments and financial statements.

                                    MSF-228

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                             VALUE
           SHARES                                           (NOTE 1)
         --------------------------------------------------------------

                    JAPAN--(CONTINUED)
             27,000 Mitsui Fudosan Co., Ltd.............. $     326,040
             19,000 Mitsui Mining & Smelting Co., Ltd....        89,187
             37,000 Mitsui OSK Lines, Ltd................       195,843
             46,000 Mitsui Sumitomo Insurance Co., Ltd...       436,150
             24,000 Mitsui Trust Holdings, Inc...........       177,480
             18,000 Mitsukoshi, Ltd. (c).................       100,507
                278 Mizuho Financial Group, Inc..........     1,270,492
              8,100 Murata Manufacturing Co., Ltd........       465,073
             60,000 NEC Corp. (c)........................       426,357
              1,500 NEC Electronics Corp.................        93,259
                 21 NET One Systems Co., Ltd. (c)........        82,227
             13,000 NGK Insulators, Ltd..................       105,325
              6,000 NGK Spark Plug Co., Ltd..............        57,764
              1,700 NIDEC Corp. (c)......................       175,042
             59,000 Nikko Cordial Corp...................       287,714
             10,000 Nikon Corp. (c)......................       113,436
              3,600 Nintendo Co., Ltd....................       418,620
                  7 Nippon Building Fund, Inc. (REIT) (c)        50,546
             29,000 Nippon Express Co., Ltd..............       171,106
              6,000 Nippon Meat Packers, Inc. (c)........        74,243
             24,500 Nippon Mining Holdings, Inc..........       121,937
             52,000 Nippon Oil Corp......................       329,930
             12,000 Nippon Sheet Glass Co., Ltd. (c).....        47,866
            223,000 Nippon Steel Corp....................       471,551
                194 Nippon Telephone & Telegraph Corp....     1,037,855
                 34 Nippon Unipac Holding (c)............       178,663
             34,000 Nippon Yusen Kabushiki Kaisha........       157,456
              6,000 Nissan Chemical Industries, Ltd. (c).        48,500
             91,000 Nissan Motor Co., Ltd................     1,014,305
              6,000 Nisshin Seifun Group, Inc............        61,252
             31,000 Nisshin Steel Co., Ltd...............        63,078
              7,000 Nisshinbo Industries, Inc............        52,913
              2,900 Nissin Food Products Co., Ltd........        74,870
              6,600 Nitto Denko Corp.....................       340,606
              3,900 NOK Corp.............................       144,932
             68,000 Nomura Holdings, Inc.................     1,015,303
                800 Nomura Research Institute, Ltd.......        85,632
             18,000 NSK, Ltd.............................        90,028
             20,000 NTN Corp. (c)........................       101,747
                 44 NTT Data Corp. (c)...................       143,195
                735 NTT DoCoMo, Inc......................     1,326,031
             22,000 Obayashi Corp........................       118,772
                200 OBIC Co., Ltd........................        42,724
             27,000 Odakyu Electric Railway Co., Ltd.....       146,639
             30,000 OJI Paper Co., Ltd...................       193,313
             20,000 Oki Electric Industry Co., Ltd.......        81,203
              9,000 Olympus Corp.........................       171,006
              8,800 Omron Corp...........................       206,585
              5,000 Onward Kashiyama Co., Ltd............        80,428
              1,200 Oracle Corp. Japan (c)...............        67,109
              1,800 Oriental Land Co., Ltd. (c)..........       118,315
              3,100 ORIX Corp............................       356,699
             83,000 Osaka Gas Co., Ltd...................       230,754
              6,500 Pioneer Corp. (c)....................       169,237
              3,650 Promise Co., Ltd.....................       245,201
                 16 Rakuten, Inc. (c)....................       123,232

                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  JAPAN--(CONTINUED)
          167,000 Resona Holdings, Inc. (c)................ $     300,293
           26,000 Ricoh Co., Ltd...........................       557,251
            3,900 Rohm Co., Ltd............................       470,872
            1,100 Ryohin Keikaku Co., Ltd..................        57,109
            1,500 Sammy Corp. (c)..........................        71,803
            4,000 Sanken Electric Co., Ltd.................        52,615
           13,600 Sankyo Co., Ltd..........................       295,542
            1,700 Sankyo Co., Ltd./ Gunma..................        69,523
           57,000 Sanyo Electric Co., Ltd. (c).............       235,642
            7,500 Secom Co., Ltd...........................       320,546
            4,500 Sega Corp. (c)...........................        57,907
            4,000 Seiko Epson Corp.........................       146,617
            4,000 Seino Transportation Co., Ltd............        41,467
           14,000 Sekisui Chemical Co., Ltd................       118,730
           21,000 Sekisui House, Ltd.......................       234,856
           14,000 Seven-Eleven Japan Co., Ltd..............       460,482
           35,000 Sharp Corp...............................       562,899
            1,800 Shimachu Co., Ltd........................        48,855
              800 Shimamura Co., Ltd. (c)..................        69,554
            2,600 Shimano, Inc. (c)........................        62,037
           18,000 Shimizu Corp. (c)........................        81,770
           13,100 Shin-Etsu Chemical Co., Ltd..............       472,167
           22,000 Shinsei Bank, Ltd. (c)...................       140,784
           11,000 Shionogi & Co., Ltd......................       189,736
           14,000 Shiseido Co., Ltd. (c)...................       177,107
           33,000 Showa Denko K.K. (c).....................        83,133
            4,600 Showa Shell Sekiyu K.K...................        41,441
            2,800 Skylark Co., Ltd. (c)....................        56,314
            2,000 SMC Corp.................................       218,073
            8,200 Softbank Corp. (c).......................       364,873
           30,000 Sompo Japan Insurance, Inc...............       308,669
           33,900 Sony Corp................................     1,284,591
            5,500 Stanley Electric Co., Ltd................        92,433
           53,000 Sumitomo Chemical Co., Ltd...............       248,752
           32,000 Sumitomo Corp............................       233,522
           27,000 Sumitomo Electric Industries, Ltd. (c)...       277,327
           19,000 Sumitomo Heavy Industries, Ltd...........        59,841
          146,000 Sumitomo Metal Industries, Ltd. (c)......       173,868
           19,000 Sumitomo Metal Mining Co., Ltd. (c)......       124,686
              148 Sumitomo Mitsui Financial Group, Inc. (c)     1,018,062
           14,000 Sumitomo Realty & Development Co., Ltd...       174,380
            1,500 Suzuken Co., Ltd. (c)....................        46,771
            6,400 T&D Holdings, Inc........................       320,032
           42,000 Taiheiyo Cement Corp. (c)................       105,076
           29,000 Taisei Corp. (c).........................       109,847
            6,000 Taisho Pharmaceutical Co., Ltd...........       133,553
            4,000 Taiyo Yuden Co., Ltd.....................        56,861
            6,000 Takara Holdings, Inc. (c)................        48,519
           12,000 Takashimaya Co., Ltd. (c)................       139,310
           32,500 Takeda Chemical Industries, Ltd..........     1,432,832
            2,790 Takefuji Corp. (c).......................       203,284
            4,800 TDK Corp.................................       365,620
           36,000 Teijin, Ltd..............................       135,168
            6,000 Terumo Corp..............................       151,197
           16,000 The 77th Bank, Ltd. (c)..................       109,365
           18,000 The Bank of Fukuoka, Ltd. (c)............       107,351

 See accompanying notes to statement of investments and financial statements.

                                    MSF-229

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                               VALUE
        SHARES                                                (NOTE 1)
      -------------------------------------------------------------------

                 JAPAN--(CONTINUED)
          41,000 The Bank of Yokohama, Ltd................. $     257,524
          29,000 The Chiba Bank, Ltd.......................       178,303
          19,000 The Furukawa Electric Co., Ltd............        81,621
          12,000 The Gunma Bank, Ltd. (c)..................        60,661
          32,000 The Joyo Bank, Ltd. (c)...................       142,626
          26,400 The Kansai Electric Power Co., Inc........       481,330
          22,000 The Shizuoka Bank, Ltd. (c)...............       195,119
          43,000 The Sumitomo Trust & Banking Co., Ltd. (c)       308,536
           7,000 The Suruga Bank, Ltd......................        53,933
          42,100 The Tokyo Electric Power, Ltd.............       955,072
           3,300 THK Co., Ltd. (c).........................        62,931
           1,200 TIS, Inc. (c).............................        51,422
          31,000 Tobu Railway Co., Ltd.....................       136,015
           4,600 Toho Co., Ltd. (c)........................        66,894
          17,300 Tohoku Electric Power Co., Inc............       291,490
           6,600 Tokyo Electron, Ltd.......................       374,201
          93,000 Tokyo Gas Co., Ltd. (c)...................       330,420
          37,000 Tokyu Corp. (c)...........................       190,084
          12,000 TonenGeneral Sekiyu K.K...................       102,929
          20,000 Toppan Printing Co., Ltd..................       227,862
          50,000 Toray Industries, Inc.....................       236,828
         105,000 Toshiba Corp..............................       425,442
          16,000 Tosoh Corp................................        57,949
          10,000 Tostem Inax Holding Corp..................       216,310
          12,000 Toto, Ltd.................................       127,020
           5,000 Toyo Seikan Kaisha, Ltd. (c)..............        86,393
          19,000 Toyobo Co., Ltd...........................        47,797
           3,200 Toyoda Gosei Co., Ltd.....................        76,011
           7,900 Toyota Industries Corp....................       190,314
         105,700 Toyota Motor Corp.........................     4,299,778
           4,000 Trend Micro, Inc..........................       178,563
          26,000 Ube Industries, Ltd. (c)..................        40,762
             140 UFJ Holdings, Inc. (c)....................       624,332
           1,400 Uni-Charm Corp............................        69,941
           6,000 UNY Co., Ltd..............................        77,178
           4,000 Ushio, Inc................................        72,566
           1,050 USS Co., Ltd. (c).........................        90,587
              65 West Japan Railway Co.....................       262,417
              38 Yahoo Japan Corp. (b).....................       373,502
           4,000 Yakult Honsha Co., Ltd. (c)...............        57,956
           3,400 Yamada Denki Co., Ltd. (c)................       127,518
           8,000 Yamaha Corp...............................       132,203
           7,000 Yamaha Motor Co., Ltd. (c)................       109,167
          11,200 Yamanouchi Pharmaceutical Co., Ltd........       379,339
          15,000 Yamato Transport Co., Ltd.................       245,483
           8,000 Yokogawa Electric Corp. (c)...............       107,671
                                                            -------------
                                                               69,006,933
                                                            -------------

                 NETHERLANDS--4.8%
          57,073 ABN AMRO Holdings NV......................     1,252,906
          49,880 Aegon NV (c)..............................       604,973
           9,901 Akzo Nobel NV (c).........................       365,022
          17,599 ASML Holding NV (b).......................       300,068
           1,500 Corio NV..................................        63,911
           3,090 DSM NV....................................       151,823

                                                                 VALUE
          SHARES                                                (NOTE 1)
        -------------------------------------------------------------------

                      NETHERLANDS--(CONTINUED)
            20,166    Getronics NV (c)....................... $      55,677
             8,532    Heineken NV............................       280,734
             1,070    IHC Caland NV..........................        49,852
            64,135    ING Groep NV...........................     1,522,477
            55,830    Koninklijke Ahold NV...................       440,134
            72,932    Koninklijke KPN NV.....................       556,067
             5,439    Koninklijke Numico NV..................       175,207
            48,165    Koninklijke Philips Electronics NV.....     1,304,288
             2,722    OCE NV.................................        44,162
             1,832    Randstad Holding NV....................        50,393
            27,262    Reed Elsevier NV.......................       383,585
             1,788    Rodamco Europe NV......................       108,039
            76,251    Royal Dutch Petroleum Co. (c)..........     3,915,780
            11,425    TPG NV.................................       261,680
            20,918    Unilever NV............................     1,430,437
             6,524    Vedior NV..............................        95,393
             9,151    VNU NV.................................       266,453
               687    Wereldhave NV..........................        56,535
             9,177    Wolters Kluwer NV......................       167,049
                                                              -------------
                                                                 13,902,645
                                                              -------------

                      NEW ZEALAND--0.2%
            14,500    Auckland International Airport, Ltd....        62,063
            50,320    Carter Holt Harvey, Ltd................        66,232
            17,525    Contact Energy, Ltd....................        65,241
            24,246    Fletcher Building, Ltd.................        70,106
            23,679    Sky City Entertainment Group, Ltd......        72,026
            78,848    Telecom Corp. of New Zealand, Ltd. (c).       294,855
                                                              -------------
                                                                    630,523
                                                              -------------

                      NORWAY--0.5%
            27,930    DnB NOR ASA (c)........................       190,866
             1,500    Frontline, Ltd. (c)....................        51,803
             5,360    Norsk Hydro ASA (c)....................       348,971
             5,200    Norske Skogsindustrier ASA (c).........        92,932
             7,400    Orkla ASA (c)..........................       185,415
            15,100    Statoil ASA (c)........................       192,171
            11,200    Storebrand ASA (c).....................        76,692
             6,500    Tandberg ASA (c).......................        68,886
            33,900    Telenor ASA (c)........................       236,095
             9,800    Yara International ASA (b).............        79,299
                                                              -------------
                                                                  1,523,130
                                                              -------------

                      PORTUGAL--0.4%
            13,513    Banco BPI S.A..........................        49,378
            71,728    Banco Comercial Portugues S.A..........       167,889
             3,711    Banco Espirito Santo S.A...............        61,558
            14,461    Brisa-Auto Estradas de Portugal S.A....       104,367
             6,370    Cimpor-Cimentos de Portugal, SGPS, S.A.        31,016
            76,178    Electricidade de Portugal S.A..........       213,441
            32,133    Portugal Telecom, SGPS, S.A............       347,492
            36,053    Sonae, SGPS, S.A.......................        39,584
                                                              -------------
                                                                  1,014,725
                                                              -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-230

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

               SINGAPORE--0.8%
        10,800 CapitaCommercial Trust (REIT) (b)............. $       6,772
        27,000 City Developments, Ltd........................        84,984
        46,978 DBS Group Holdings, Inc.......................       394,318
        13,400 Fraser & Neave, Ltd...........................       109,046
        29,000 Keppel Corp., Ltd. (c)........................       119,010
        54,000 Neptune Orient Lines, Ltd.....................        74,164
        42,440 Overseas-Chinese Banking Corp.................       298,764
        26,000 Singapore Airlines, Ltd.......................       169,417
        72,250 Singapore Press Holdings, Ltd.................       174,690
       269,000 Singapore Telecommunications, Ltd. (c)........       352,457
        50,392 United Overseas Bank, Ltd.....................       392,630
             1 United Overseas Land, Ltd.....................             2
        10,000 Venture Corp., Ltd............................       105,025
                                                              -------------
                                                                  2,281,279
                                                              -------------

               SPAIN--3.5%
         9,732 Abertis Infraestructuras S.A. (c).............       169,880
           988 Acciona S.A...................................        61,556
         2,322 Acerinox S.A. (c).............................       132,590
        10,614 ACS, Actividades de Construccion y Servicios
                S.A..........................................       179,043
        10,965 Altadis S.A...................................       339,412
        11,754 Amadeus Global Travel Distribution S.A.
                (Series A) (c)...............................        77,597
       117,892 Banco Bilbao Vizcaya Argentaria S.A. (c)......     1,580,007
         6,285 Banco Popular Espanol S.A. (c)................       355,498
       157,061 Banco Santander Central Hispano S.A. (c)......     1,636,130
         2,823 Corporacion Mapfre S.A........................        34,674
        34,873 Endesa S.A. (c)...............................       673,439
         1,804 Fomento de Construcciones y Contratas S.A. (c)        66,972
         4,410 Gamesa Corporacion Tecnologica S.A. (c).......        65,151
         6,252 Gas Natural SDG S.A. (c)......................       150,069
         2,558 Grupo Ferrovial S.A. (c)......................       106,697
        28,045 Iberdrola S.A.................................       593,357
        15,771 Iberia Lineas Aereas de Espana S.A. (c).......        45,454
         9,354 Inditex S.A...................................       215,033
         4,343 Indra Sistemas S.A. (c).......................        55,550
         1,461 Metrovacesa S.A. (c)..........................        56,042
         3,016 Promotora de Informaciones S.A. (c)...........        52,963
        33,511 Repsol YPF S.A. (c)...........................       735,530
         3,397 Sacyr Vallehermoso S.A........................        46,590
         1,524 Sogecable S.A. (b)............................        61,740
       172,305 Telefonica S.A. (c)...........................     2,556,063
         8,638 Union Fenosa S.A. (c).........................       184,675
                                                              -------------
                                                                 10,231,712
                                                              -------------

               SWEDEN--2.4%
         4,200 Alfa Laval AB (c).............................        66,758
        11,500 Assa Abloy AB (Series B) (c)..................       147,344
         4,800 Atlas Copco AB................................       178,535
         3,300 Atlas Copco AB (Series B).....................       112,985
           675 Bostadsaktiebolaget Drott (b).................        13,486
        12,300 Electrolux AB.................................       236,522
         5,800 Eniro AB......................................        44,356
         6,800 Gambro AB (Class A)...........................        66,029
         5,900 Getinge AB (Class B)..........................        69,837

                                                                VALUE
       SHARES                                                  (NOTE 1)
     ---------------------------------------------------------------------

                SWEDEN--(CONTINUED)
         17,350 Hennes & Mauritz AB (Series B) (c).......... $     449,381
          2,400 Holmen AB (Series B) (c)....................        69,550
         80,162 Nordea Bank AB (c)..........................       578,599
          9,150 Sandvik AB (c)..............................       312,912
          4,200 Scania AB (Series B)........................       142,979
         12,800 Securitas AB (Series B) (c).................       160,261
         43,800 Skandia Insurance Co., Ltd..................       182,261
         19,500 Skandinaviska Enskilda Banken AB (c)........       282,666
         15,200 Skanska AB..................................       133,814
          3,600 SKF AB (Series B) (c).......................       132,525
          8,000 Svenska Cellulosa AB (c)....................       304,257
         20,200 Svenska Handelsbanken AB (c)................       405,578
         14,600 Swedish Match AB (c)........................       149,469
          4,050 Tele2 AB (Series B) (c).....................       177,777
        537,200 Telefonaktiebolaget LM Ericsson AB (Class B)     1,592,018
         77,264 TeliaSonera AB..............................       328,050
          4,100 Trelleborg AB (Class B) (c).................        70,996
          4,400 Volvo AB (Series A).........................       148,031
          8,200 Volvo AB (Series B) (c).....................       286,255
                                                             -------------
                                                                 6,843,231
                                                             -------------

                SWITZERLAND--7.0%
         66,356 ABB, Ltd....................................       364,873
          5,302 Adecco S.A. (c).............................       265,074
          2,508 Ciba Specialty Chemicals AG.................       180,935
          8,413 Clariant AG.................................       123,196
         19,104 Compagnie Financiere Richemont AG...........       500,965
         41,548 Credit Suisse Group (b).....................     1,480,507
            122 Geberit AG..................................        81,383
            262 Givaudan AG.................................       152,001
          7,162 Holcim, Ltd.................................       390,368
            100 Kuoni Reisen Holding AG.....................        43,064
          1,489 Logitech International S.A..................        67,818
          1,482 Lonza Group AG..............................        75,282
          1,283 Micronas Semiconductor Holding AG...........        58,506
         14,768 Nestle S.A..................................     3,943,891
            900 Nobel Biocare Holding AG....................       141,138
         87,148 Novartis AG.................................     3,853,891
          1,718 Phonak Holding AG...........................        53,566
            185 Rieter Holding AG...........................        49,112
         25,712 Roche Holdings AG...........................     2,550,679
            226 Serono S.A. (Class B).......................       142,807
            172 SGS S.A.....................................        94,181
            312 Straumann Holding AG........................        62,768
          1,894 Swatch Group AG.............................        50,638
          1,217 Swatch Group AG (Class B)...................       158,790
         11,787 Swiss Reinsurance Co........................       767,442
          1,041 Swisscom AG (c).............................       344,478
          4,298 Syngenta AG.................................       361,182
          1,659 Synthes, Inc................................       189,417
         41,132 UBS AG......................................     2,907,446
            359 Unaxis Holding AG...........................        40,541
          5,270 Zurich Financial Services AG................       834,654
                                                             -------------
                                                                20,330,593
                                                             -------------

 See accompanying notes to statement of investments and financial statements.

                                    MSF-231

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)


                                                              VALUE
          SHARES                                             (NOTE 1)
        ----------------------------------------------------------------

                   UNITED KINGDOM--24.6%
            20,959 3i Group, Plc.......................... $     233,108
            38,199 Aegis Group, Plc.......................        62,379
             7,602 Alliance Unichem, Plc..................        90,083
            10,329 AMEC, Plc..............................        51,239
            28,372 Amvescap, Plc..........................       194,611
            35,343 ARM Holdings, Plc......................        77,276
             7,762 Arriva, Plc............................        58,122
            14,634 Associated British Ports Holdings, Plc.       107,390
            61,558 AstraZeneca, Plc.......................     2,767,652
            82,602 Aviva, Plc.............................       854,884
            39,163 BAA, Plc...............................       393,414
           111,992 BAE Systems, Plc.......................       447,233
            14,422 Balfour Beatty, Plc....................        69,591
           238,932 Barclays, Plc..........................     2,040,536
            11,002 Barratt Developments, Plc..............       117,768
            15,624 BBA Group, Plc.........................        77,330
             4,437 Bellway, Plc...........................        61,216
             3,948 Berkeley Group, Plc....................        88,587
           129,200 BG Group, Plc..........................       797,317
            90,328 BHP Billiton, Plc......................       786,392
            17,363 BOC Group, Plc.........................       291,137
            27,546 Boots Group, Plc.......................       343,934
           806,607 BP, Plc................................     7,128,597
            17,934 BPB, Plc...............................       133,178
            32,939 Brambles Industries, Plc...............       127,635
            21,270 British Airways, Plc...................       106,788
            56,828 British America Tobacco, Plc...........       883,078
            16,853 British Land Co., Plc..................       212,184
            46,104 British Sky Broadcasting Group, Plc....       521,249
           315,261 BT Group, Plc..........................     1,136,519
            16,621 Bunzl, Plc.............................       138,684
            89,685 Cable & Wireless, Plc..................       211,760
            75,535 Cadbury Schweppes, Plc.................       652,692
            24,222 Capita Group, Plc......................       140,076
             6,705 Carnival, Plc..........................       326,280
            11,328 Cattles, Plc...........................        65,198
             9,590 Celltech Group, Plc. (b)...............        95,393
           156,110 Centrica, Plc..........................       637,098
             4,966 Close Brothers Group, Plc..............        70,022
             4,423 Cobham, Plc............................       112,143
            78,997 Compass Group, Plc.....................       483,415
            75,400 Cookson Group, Plc.....................        57,590
           160,630 Corus Group, Plc.......................       116,387
            11,100 Daily Mail & General Trust, Plc........       146,923
           112,083 Diageo, Plc............................     1,513,493
            65,767 Dixons Group, Plc......................       197,695
            16,508 Electrocomponents, Plc.................       107,122
             9,707 EMAP, Plc..............................       130,523
            30,598 EMI Group, Plc.........................       135,711
            12,876 Enterprise Inns, Plc...................       134,546
            11,560 Exel, Plc..............................       161,119
            14,282 FirstGroup, Plc........................        72,767
            21,160 FKI, Plc...............................        47,318
            61,584 Friends Provident, Plc.................       164,330
            13,854 George Wimpey, Plc.....................        92,837
            26,667 GKN, Plc...............................       121,546

                                                            VALUE
            SHARES                                         (NOTE 1)
          ------------------------------------------------------------

                     UNITED KINGDOM--(CONTINUED)
             217,210 GlaxoSmithKline, Plc............... $   4,405,424
              37,104 GUS, Plc...........................       569,915
              10,274 Hammerson, Plc.....................       130,210
              24,737 Hanson, Plc........................       170,358
              68,889 Hays, Plc..........................       153,774
             141,105 HBOS, Plc..........................     1,750,393
              56,023 Hilton Group, Plc..................       280,930
              15,299 HMV Group, Plc.....................        67,360
             402,396 HSBC Holdings, Plc.................     6,001,125
              18,348 ICAP, Plc..........................        90,716
              12,168 IMI, Plc...........................        82,139
              45,554 Imperial Chemical Industries, Plc..       191,227
              26,687 Imperial Tobacco Group, Plc........       576,126
               2,983 Inchcape, Plc......................        94,856
              25,597 InterContinental Hotels Group, Plc.       271,061
              41,878 International Power, Plc. (b)......       106,956
               6,145 Intertek Group, Plc................        63,826
             206,000 Invensys, Plc......................        67,682
             152,187 ITV, Plc...........................       319,788
              58,179 J. Sainsbury, Plc..................       301,060
               8,398 Johnson Matthey, Plc...............       140,573
              14,198 Kelda Group, Plc...................       128,812
              18,295 Kesa Electricals, Plc..............        96,303
              28,702 Kidde, Plc.........................        62,305
              85,307 Kingfisher, Plc....................       444,219
              16,349 Land Securities Group, Plc.........       343,993
             237,989 Legal & General Group, Plc.........       411,200
               9,272 Liberty International, Plc.........       128,024
             204,718 Lloyds TSB Group, Plc..............     1,606,750
              27,247 LogicaCMG, Plc.....................        90,796
              11,816 London Stock Exchange, Plc.........        78,578
              10,894 Man Group, Plc.....................       282,520
               7,953 Marconi Corp., Plc. (b)............        98,349
              82,609 Marks & Spencer Group, Plc.........       544,568
              11,782 Meggitt, Plc.......................        55,970
              21,169 MFI Furniture Group, Plc...........        58,354
              20,928 Misys, Plc.........................        75,266
              18,858 Mitchells & Butlers, Plc...........        95,437
               5,448 National Express Group, Plc........        66,716
             112,670 National Grid Transco, Plc.........       875,064
               9,567 Next, Plc..........................       247,463
              28,990 Pearson, Plc.......................       353,033
              11,671 Persimmon, Plc.....................       134,041
              35,139 Pilkington, Plc....................        62,330
              14,455 Premier Farnell, Plc...............        64,646
               9,248 Provident Financial, Plc...........       100,771
              73,517 Prudential, Plc....................       634,525
               9,876 Punch Taverns, Plc.................        91,462
              21,645 Rank Group, Plc....................       117,920
              21,871 Reckitt Benckiser, Plc.............       619,601
              46,538 Reed Elsevier, Plc.................       453,320
              75,380 Rentokil Initial, Plc..............       197,814
              51,942 Reuters Group, Plc.................       350,733
              20,854 Rexam, Plc.........................       169,820
              39,038 Rio Tinto, Plc.....................       942,032
               9,645 RMC Group, Plc.....................       106,437

 See accompanying notes to statement of investments and financial statements.

                                    MSF-232

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--(CONTINUED)

                                                                  VALUE
        SHARES                                                   (NOTE 1)
      ----------------------------------------------------------------------

                    UNITED KINGDOM--(CONTINUED)
          58,542    Rolls-Royce Group, Plc.................... $     267,770
         109,180    Royal & Sun Alliance Insurance Group, Plc.       164,231
         108,649    Royal Bank of Scotland Group, Plc.........     3,135,623
          28,307    SABMiller, Plc............................       366,590
          47,022    Sage Group, Ltd...........................       159,555
           4,295    Schroders, Plc............................        47,884
          27,581    Scottish & Newcastle, Plc.................       217,705
          31,380    Scottish & Southern Energy, Plc...........       388,191
          68,007    Scottish Power, Plc.......................       492,462
          20,356    Securicor, Plc............................        47,095
          15,024    Serco Group, Plc..........................        58,068
          13,459    Severn Trent, Plc.........................       194,440
         353,803    Shell Transport & Trading Co., Plc........     2,602,144
          62,494    Signet Group, Plc.........................       129,927
          15,428    Slough Estates, Plc.......................       125,652
          33,804    Smith & Nephew, Plc.......................       364,605
          19,487    Smiths Group, Plc.........................       264,132
          36,510    Stagecoach Group, Plc.....................        59,348
          14,158    Tate & Lyle, Plc..........................        84,848
          21,104    Taylor Woodrow, Plc.......................        98,547
         280,979    Tesco, Plc................................     1,358,845
           6,929    The Davis Service Group, Plc..............        48,372
          26,981    The Peninsular & Oriental Steam
                     Navigation Co............................       107,986
          11,100    TI Automotive, Ltd. (b) (j)...............             0
          29,758    Tomkins Plc...............................       148,147
          11,593    Trinity Mirror, Plc.......................       136,854
         101,225    Unilever, Plc.............................       995,668
          12,490    United Business Media, Plc................       115,083
          18,921    United Utilities, Plc.....................       178,130
          12,848    United Utilities, Plc. (Class A)..........        77,614
       2,477,044    Vodafone Group, Plc.......................     5,440,364
          11,721    Whitbread, Plc............................       175,025
          16,246    William Hill, Plc.........................       163,718
          22,830    Wolseley, Plc.............................       354,437
          37,828    WPP Group, Plc............................       385,124
          27,434    Yell Group, Plc...........................       171,880
                                                               -------------
                                                                  71,543,830
                                                               -------------

                    UNITED STATES--1.2%
          24,300    iShares MSCI EAFE Index Fund (c)..........     3,474,900
                                                               -------------
                    Total Common Stocks
                     (Identified Cost $260,598,340)...........   289,166,419
                                                               -------------
















PREFERRED STOCKS--0.5%

                                                          VALUE
            SHARES                                       (NOTE 1)
            --------------------------------------------------------

                   AUSTRALIA--0.3%
            98,751 The News Corp., Ltd................ $    809,742
                                                       ------------

                   GERMANY--0.2%
               905 Fresenius Medical Care AG (c)......       48,547
             2,173 Henkel KGAA........................      186,074
               305 Porsche AG.........................      204,706
             2,750 ProSiebenSat.1 Media AG (c)........       49,972
             1,347 RWE AG (c).........................       54,392
             3,828 Volkswagen AG......................      111,061
                                                       ------------
                                                            654,752
                                                       ------------

                   SWITZERLAND--0.0%
               190 Schindler Holding AG...............       54,625
                                                       ------------
                   Total Preferred Stocks
                    (Identified Cost $1,299,393)......    1,519,119
                                                       ------------

            WARRANTS--0.0%
            --------------------------------------------------------

                   SINGAPORE--0.0%
             2,100 City Developments, Ltd.............        3,584
                                                       ------------
                   Total Warrants
                    (Identified Cost $0)..............        3,584
                                                       ------------
                   Total Investments--100.0%
                    (Identified Cost $261,897,733) (a)  290,689,122
                   Other assets less liabilities......      (64,981)
                                                       ------------
                   TOTAL NET ASSETS--100%............. $290,624,141
                                                       ============

         TEN LARGEST INDUSTRIES AS OF                  PERCENTAGE OF
         JUNE 30, 2004                                TOTAL NET ASSETS
         ----------------------------                 ----------------
          1    Commercial Banks......................      15.1%
          2    Oil & Gas.............................       7.9%
          3    Pharmaceuticals.......................       7.6%
          4    Diversified Telecommunication Services       4.4%
          5    Insurance.............................       4.1%
          6    Automobiles...........................       3.5%
          7    Food Products.........................       3.1%
          8    Electric Utilities....................       3.1%
          9    Capital Markets.......................       2.9%
         10    Media.................................       2.8%

 See accompanying notes to statement of investments and financial statements.

                                    MSF-233

METROPOLITAN SERIES FUND

 MORGAN STANLEY EAFE INDEX PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

     ASSETS
       Investments at value.....................             $290,689,122
       Cash.....................................                  177,215
       Foreign cash at value
        (Identified cost $236,485)..............                  234,987
       Collateral for securities loaned.........               61,297,990
       Receivable for:
        Securities sold.........................                  741,369
        Fund shares sold........................                  641,882
        Dividends and interest..................                  579,130
        Foreign taxes...........................                  124,325
                                                             ------------
         Total Assets...........................              354,486,020
     LIABILITIES
       Payable for:
        Fund shares redeemed.................... $ 2,238,920
        Securities purchased....................       2,397
        Withholding taxes.......................      45,708
        Return of collateral for securities
         loaned.................................  61,297,990
       Accrued expenses:
        Management fees.........................      76,411
        Service and distribution fees...........      16,806
        Other expenses..........................     183,647
                                                 -----------
         Total Liabilities......................               63,861,879
                                                             ------------
     NET ASSETS.................................             $290,624,141
                                                             ============
       Net assets consist of:
        Capital paid in.........................             $267,611,166
        Undistributed net investment income.....                3,708,935
        Accumulated net realized gains
         (losses)...............................               (9,488,906)
        Unrealized appreciation (depreciation)
         on investments and foreign
         currency...............................               28,792,946
                                                             ------------
     NET ASSETS.................................             $290,624,141
                                                             ============
     Computation of offering price:
     CLASS A
     Net asset value and redemption price per
      share ($179,434,442 divided by
      17,621,978 shares outstanding)............             $      10.18
                                                             ============
     CLASS B
     Net asset value and redemption price per
      share ($40,613,422 divided by
      4,038,100 shares outstanding).............             $      10.06
                                                             ============
     CLASS E
     Net asset value and redemption price per
      share ($70,576,277 divided by
      6,955,600 shares outstanding).............             $      10.15
                                                             ============
     Identified cost of investments.............             $261,897,733
                                                             ============










STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

     INVESTMENT INCOME
       Dividends...............................             $ 4,818,881(a)
       Interest................................                 132,486(b)
                                                            -----------
                                                              4,951,367
     EXPENSES
       Management fees......................... $  437,329
       Service and distribution fees--Class B..     41,977
       Service and distribution fees--Class E..     50,492
       Directors' fees and expenses............     10,633
       Custodian...............................    402,960
       Audit and tax services..................     10,686
       Legal...................................      3,685
       Printing................................     38,701
       Insurance...............................      2,473
       Miscellaneous...........................        978
                                                ----------
       Total expenses..........................                 999,914
                                                            -----------
     NET INVESTMENT INCOME.....................               3,951,453
                                                            -----------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Realized gain (loss) on:
       Investments--net........................   (701,594)
       Foreign currency transactions--net......    (24,713)    (726,307)
                                                ----------
     Unrealized appreciation (depreciation) on:
       Investments--net........................  9,234,753
       Foreign currency transactions--net......    (22,077)   9,212,676
                                                ----------  -----------
     Net gain (loss)...........................               8,486,369
                                                            -----------
     NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS..........................             $12,437,822
                                                            ===========

(a)Net of foreign taxes of $620,616.
(b)Includes income on securities loaned of $136,337.

                See accompanying notes to financial statements.

                                    MSF-234

METROPOLITAN SERIES FUND

 MORGAN STANLEY EAFE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  3,951,453  $  3,114,956
  Net realized gain (loss)..........................................     (726,307)     (679,445)
  Unrealized appreciation (depreciation)............................    9,212,676    60,154,140
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................   12,437,822    62,589,651
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (1,416,519)   (2,203,571)
    Class B.........................................................     (198,859)     (202,973)
    Class E.........................................................     (509,995)     (288,823)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (2,125,373)   (2,695,367)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.   21,274,599    67,325,654
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   31,587,048   127,219,938

NET ASSETS
  Beginning of the period...........................................  259,037,093   131,817,155
                                                                     ------------  ------------
  End of the period................................................. $290,624,141  $259,037,093
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $  3,708,935  $  1,882,855
                                                                     ============  ============




































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                     JUNE 30, 2004           DECEMBER 31, 2003
                                                               ------------------------  ------------------------
                                                                 SHARES          $         SHARES          $
                                                               ----------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  2,976,236  $ 29,905,530   6,301,556  $ 50,159,107
  Shares issued through acquisition...........................          0             0   1,286,848    11,759,318
  Reinvestments...............................................    139,972     1,416,520     315,698     2,203,571
  Redemptions................................................. (3,533,646)  (35,704,977) (5,328,459)  (42,757,519)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................   (417,438) $ (4,382,927)  2,575,643  $ 21,364,477
                                                               ==========  ============  ==========  ============
CLASS B
  Sales.......................................................  1,523,279  $ 15,077,827   2,741,658  $ 21,252,640
  Reinvestments...............................................     19,886       198,859      29,374       202,973
  Redemptions.................................................   (390,719)   (3,888,485) (1,230,179)   (9,211,866)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,152,446  $ 11,388,201   1,540,853  $ 12,243,747
                                                               ==========  ============  ==========  ============
CLASS E
  Sales.......................................................  3,047,743  $ 30,618,505   5,913,909  $ 48,596,710
  Reinvestments...............................................     50,545       509,995      41,438       288,823
  Redemptions................................................. (1,696,935)  (16,859,175) (1,758,653)  (15,168,103)
                                                               ----------  ------------  ----------  ------------
  Net increase (decrease).....................................  1,401,353  $ 14,269,325   4,196,694  $ 33,717,430
                                                               ==========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  2,136,361  $ 21,274,599   8,313,190  $ 67,325,654
                                                               ==========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-235

METROPOLITAN SERIES FUND

 MORGAN STANLEY EAFE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                    CLASS A
                                         ------------------------------------------------------------
                                          SIX MONTH
                                            ENDED                 YEAR ENDED DECEMBER 31,
                                          JUNE 30,    -----------------------------------------------
                                            2004        2003      2002      2001      2000      1999
                                         ---------    --------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.... $   9.80     $   7.26  $   8.75  $  11.22  $  13.34  $ 10.80
                                         --------     --------  --------  --------  --------  -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..................     0.14         0.14      0.10      0.09      0.07     0.10
 Net realized and unrealized gain
   (loss) on investments................     0.31         2.54     (1.55)    (2.52)    (2.00)    2.58
                                         --------     --------  --------  --------  --------  -------
 Total from investment operations.......     0.45         2.68     (1.45)    (2.43)    (1.93)    2.68
                                         --------     --------  --------  --------  --------  -------
LESS DISTRIBUTIONS
 Distributions from net investment
   income...............................    (0.07)       (0.14)    (0.04)    (0.03)    (0.11)   (0.06)
 Distributions from net realized
   capital gains........................     0.00         0.00      0.00     (0.01)    (0.08)   (0.08)
                                         --------     --------  --------  --------  --------  -------
 Total distributions....................    (0.07)       (0.14)    (0.04)    (0.04)    (0.19)   (0.14)
                                         --------     --------  --------  --------  --------  -------
NET ASSET VALUE, END OF PERIOD.......... $  10.18     $   9.80  $   7.26  $   8.75  $  11.22  $ 13.34
                                         ========     ========  ========  ========  ========  =======
TOTAL RETURN (%)........................     4.6  (b)     37.6     (16.6)    (21.7)    (14.5)    24.9
Ratio of operating expenses to average
 net assets (%).........................     0.62 (c)     0.71      0.73      0.70      0.58     0.50
Ratio of net investment income to
 average net assets (%).................     2.74 (c)     1.85      1.43      1.00      0.76     1.25
Portfolio turnover rate (%).............       54 (c)       43        23         9        10       44
Net assets, end of period (000)......... $179,434     $176,835  $112,325  $112,775  $100,950  $82,355
The ratios of operating expenses to
 average net assets without giving
 effect to the contractual expense
 agreement would have been (%)..........       --           --      0.79      0.82      0.78     1.77






























                                                                                                     CLASS B
                                                                                 --------------------------------------------
                                                                                 SIX MONTHS      YEAR ENDED    JANUARY 2, 2001(A)
                                                                                   ENDED        DECEMBER 31,        THROUGH
                                                                                  JUNE 30,    ---------------     DECEMBER 31,
                                                                                    2004        2003    2002          2001
                                                                                 ----------   -------  ------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................  $  9.68     $  7.18  $ 8.66        $11.12
                                                                                  -------     -------  ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..........................................................     0.11        0.11    0.06          0.04
 Net realized and unrealized gain (loss) on investments.........................     0.33        2.51   (1.50)        (2.46)
                                                                                  -------     -------  ------        ------
 Total from investment operations...............................................     0.44        2.62   (1.44)        (2.42)
                                                                                  -------     -------  ------        ------
LESS DISTRIBUTIONS
 Distributions from net investment income.......................................    (0.06)      (0.12)  (0.04)        (0.03)
 Distributions from net realized capital gains..................................     0.00        0.00    0.00         (0.01)
                                                                                  -------     -------  ------        ------
 Total distributions............................................................    (0.06)      (0.12)  (0.04)        (0.04)
                                                                                  -------     -------  ------        ------
NET ASSET VALUE, END OF PERIOD..................................................  $ 10.06     $  9.68  $ 7.18        $ 8.66
                                                                                  =======     =======  ======        ======
TOTAL RETURN (%)................................................................      4.5 (b)    37.2   (16.8)        (21.8)(b)
Ratio of operating expenses to average net assets (%)...........................     0.87 (c)    0.96    0.98          0.95 (c)
Ratio of net investment income to average net assets (%)........................     2.54 (c)    1.45    1.11          0.46 (c)
Portfolio turnover rate (%).....................................................       54 (c)      43      23             9
Net assets, end of period (000).................................................  $40,613     $27,933  $9,654        $4,099
The ratios of operating expenses to average net assets without giving effect to
 the contractual expense agreement would have been (%)..........................       --          --    1.04          1.07 (c)












































                                                                                                   CLASS E
                                                                                 ----------------------------------------
                                                                                 SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                                                   ENDED        DECEMBER 31,      THROUGH
                                                                                  JUNE 30,    ---------------   DECEMBER 31,
                                                                                    2004        2003    2002        2001
                                                                                 ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................  $  9.77     $  7.25  $ 8.74      $10.43
                                                                                  -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..........................................................     0.12        0.13    0.06        0.00
 Net realized and unrealized gain (loss) on investments.........................     0.33        2.52   (1.51)      (1.69)
                                                                                  -------     -------  ------      ------
 Total from investment operations...............................................     0.45        2.65   (1.45)      (1.69)
                                                                                  -------     -------  ------      ------
LESS DISTRIBUTIONS
 Distributions from net investment income.......................................    (0.07)      (0.13)  (0.04)       0.00
 Distributions from net realized capital gains..................................     0.00        0.00    0.00        0.00
                                                                                  -------     -------  ------      ------
 Total distributions............................................................    (0.07)      (0.13)  (0.04)       0.00
                                                                                  -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD..................................................  $ 10.15     $  9.77  $ 7.25      $ 8.74
                                                                                  =======     =======  ======      ======
TOTAL RETURN (%)................................................................      4.5 (b)    37.3   (16.7)      (16.2)(b)
Ratio of operating expenses to average net assets (%)...........................    0.77  (c)    0.86    0.88        0.85 (c)
Ratio of net investment income to average net assets (%)........................     2.71 (c)    1.42    1.02        0.00 (c)
Portfolio turnover rate (%).....................................................      54  (c)      43      23           9
Net assets, end of period (000).................................................  $70,576     $54,269  $9,838      $   61
The ratios of operating expenses to average net assets without giving effect to
 the contractual expense agreement would have been (%)..........................       --          --    0.94        0.97 (c)

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-236

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.4% OF TOTAL NET ASSETS


                                                               VALUE
         SHARES                                               (NOTE 1)
       ------------------------------------------------------------------

                  AUSTRALIA--0.9%
          296,700 Alumina, Ltd............................. $   1,093,368
          151,900 WMC Resources, Ltd.......................       521,110
                                                            -------------
                                                                1,614,478
                                                            -------------

                  AUSTRIA--0.5%
           29,500 Wienerberger AG..........................     1,030,629
                                                            -------------

                  CANADA--5.0%
           59,250 Canadian National Railway Co.............     2,552,797
           76,371 EnCana Corp..............................     3,282,483
           91,000 Goldcorp, Inc............................     1,056,893
           83,000 Meridian Gold, Inc. (b)..................     1,068,611
           89,400 Placer Dome, Inc.........................     1,493,779
                                                            -------------
                                                                9,454,563
                                                            -------------

                  FRANCE--3.5%
           31,249 Carrefour S.A............................     1,522,219
            9,529 Societe Generale.........................       813,818
           22,094 Total S.A................................     4,229,689
                                                            -------------
                                                                6,565,726
                                                            -------------

                  GERMANY--6.2%
           56,487 BASF AG..................................     3,038,612
           67,957 Commerzbank AG...........................     1,204,016
           38,077 Deutsche Boerse AG.......................     1,941,359
           54,276 E.ON AG..................................     3,932,022
           28,700 Schering AG..............................     1,697,964
                                                            -------------
                                                               11,813,973
                                                            -------------

                  HONG KONG--6.0%
          382,000 China Mobile, Ltd........................     1,159,397
        6,436,000 China Petroleum & Chemical Corp..........     2,372,185
        1,986,000 Denway Motors, Ltd.......................       726,264
          370,000 Esprit Holdings, Ltd.....................     1,663,661
        2,841,900 Fountain Set Holdings, Ltd...............     1,900,169
          253,000 Hutchison Whampoa, Ltd...................     1,731,774
          229,000 Sun Hung Kai Properties, Ltd.............     1,885,093
                                                            -------------
                                                               11,438,543
                                                            -------------

                  JAPAN--10.6%
           38,000 Canon, Inc...............................     2,015,292
          160,000 Daiwa Securities Group, Inc..............     1,153,046
           53,800 Fanuc, Ltd...............................     3,230,851
               59 Japan Retail Fund Investment Corp. (REIT)       406,432
          426,000 KOMATSU, Ltd.............................     2,592,698
          199,000 Mitsubishi Estate Co., Ltd...............     2,483,040
          277,000 Mitsui Fudosan Co., Ltd..................     3,337,890
              303 Mizuho Financial Group, Inc..............     1,381,832
          240,000 Nomura Holdings, Inc.....................     3,575,884
                                                            -------------
                                                               20,176,965
                                                            -------------

                                                                  VALUE
     SHARES                                                      (NOTE 1)
   -------------------------------------------------------------------------

              SINGAPORE--1.7%
      158,000 DBS Group Holdings, Inc......................... $   1,327,087
    1,390,900 Singapore Telecommunications, Ltd...............     1,823,644
                                                               -------------
                                                                   3,150,731
                                                               -------------

              SOUTH AFRICA--2.4%
      230,800 Gold Fields, Ltd................................     2,411,414
      140,400 Sappi, Ltd......................................     2,134,009
                                                               -------------
                                                                   4,545,423
                                                               -------------

              SOUTH KOREA--5.0%
       84,762 Kookmin Bank....................................     2,646,861
       53,900 LG Electronics, Inc.............................     2,576,257
       10,330 Samsung Electronics Co., Ltd....................     4,295,925
                                                               -------------
                                                                   9,519,043
                                                               -------------

              SWEDEN--1.1%
      150,400 Skandinaviska Enskilda Banken AB................     2,182,168
                                                               -------------

              SWITZERLAND--0.8%
       36,224 Novartis AG.....................................     1,602,551
                                                               -------------

              THAILAND--0.3%
      216,800 Bangkok Bank Public Co., Ltd. (b)...............       523,963
                                                               -------------

              UNITED KINGDOM--8.7%
      144,327 Anglo American, Plc.............................     2,962,253
      230,946 British Sky Broadcasting Group, Plc.............     2,610,202
      139,675 GlaxoSmithKline, Plc............................     2,831,935
      355,428 National Grid Transco, Plc......................     2,759,561
      282,264 Railtrack Group, Plc............................        56,289
       88,267 Rio Tinto, Plc..................................     2,129,281
    1,451,569 Vodafone Group, Plc.............................     3,187,048
                                                               -------------
                                                                  16,536,569
                                                               -------------

              UNITED STATES--43.7%
       27,400 Affiliated Computer Services, Inc. (Class A) (b)     1,450,556
       67,500 AFLAC, Inc......................................     2,754,675
       29,532 Amgen, Inc. (b).................................     1,611,561
       55,200 America Movil S.A. de C.V. (ADR)................     2,007,624
       38,700 Anadarko Petroleum Corp.........................     2,267,820
       52,700 Aracruz Celulose S.A. (ADR).....................     1,721,182
       32,300 AutoZone, Inc. (b)..............................     2,587,230
       39,500 Avocent Corp. (b)...............................     1,451,230
       69,000 Caremark Rx, Inc. (b)...........................     2,272,860
       41,500 Caterpillar, Inc................................     3,296,760
       82,900 Companhia Vale do Rio Doce (ADR)................     3,941,895
       93,300 Compania de Minas Buenaventura (ADR)............     2,061,930
       29,955 ConocoPhillips..................................     2,285,267
       43,800 Dean Foods Co. (b)..............................     1,634,178
       19,200 Devon Energy Corp...............................     1,267,200
       79,200 Equity Residential (REIT).......................     2,354,616
       21,400 Genentech, Inc. (b).............................     1,202,680
       49,400 Grupo Televisa S.A. (ADR).......................     2,236,338

 See accompanying notes to statement of investments and financial statements.

                                    MSF-237

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS AS OF JUNE 30, 2004 (UNAUDITED)

COMMON STOCKS--96.4% (CONTINUED)

                                                                 VALUE
      SHARES                                                    (NOTE 1)
    -----------------------------------------------------------------------

               UNITED STATES--(CONTINUED)
       165,900 Hewlett-Packard Co............................ $   3,500,490
        90,000 Impala Platinum Holdings, Ltd. (ADR)..........     1,705,905
        69,600 Intel Corp....................................     1,920,960
         4,700 Kookmin Bank (ADR)............................       147,486
        31,400 Lehman Brothers Holdings, Inc.................     2,362,850
        22,600 LUKOIL (ADR)..................................     2,361,700
        95,900 Microsoft Corp................................     2,738,904
        65,300 Monsanto Co...................................     2,514,050
       105,200 Motorola, Inc.................................     1,919,900
        60,500 Newmont Mining Corp...........................     2,344,980
       121,500 OAO Gazprom (ADR).............................     3,506,250
        17,300 OAO GMK Norilsk Nickel (ADR)..................       948,040
        54,500 Pfizer, Inc...................................     1,868,260
        21,800 St. Jude Medical, Inc. (b)....................     1,649,170
        10,600 YUKOS (ADR)...................................       337,080
        68,639 Stillwater Mining Co. (b).....................     1,030,271
       122,757 Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR) (b)....................................     1,020,112
        12,100 Teva Pharmaceutical Industries, Ltd. (ADR)....       814,209
        36,500 The Medicines Co. (b).........................     1,113,615
        46,600 Unibanco-Uniao de Banco Brasileiros S.A. (GDR)       921,282
        64,300 Unocal Corp...................................     2,443,400
        78,500 VERITAS Software Corp. (b)....................     2,174,450
        98,200 Viacom, Inc. (Class B)........................     3,507,704
        47,300 Wyeth.........................................     1,710,368
                                                              -------------
                                                                 82,967,038
                                                              -------------
               Total Common Stocks
                (Identified Cost $169,778,268)...............   183,122,363
                                                              -------------

SHORT TERM INVESTMENTS--3.4%

       FACE                                                      VALUE
      AMOUNT                                                    (NOTE 1)
    -----------------------------------------------------------------------

                UNITED STATES--3.4%
    $ 6,544,000 State Street Corp. Repurchase Agreement dated
                 06/30/04 at 1.170% to be repurchased at
                 $6,544,213 on 07/01/04, collateralized by
                 $6,685,000 U.S. Treasury Note
                 2.750% due 06/30/06 with a value of
                 $6,676,644.................................. $   6,544,000
                                                              -------------
                Total Short Term Investments
                 (Identified Cost $6,544,000)................     6,544,000
                                                              -------------
                Total Investments--99.8%
                 (Identified Cost $176,322,268) (a)..........   189,666,363
                Other assets less liabilities................       303,320
                                                              -------------
                TOTAL NET ASSETS--100%....................... $ 189,969,683
                                                              =============

           TEN LARGEST INDUSTRIES AS OF               PERCENTAGE OF
           JUNE 30, 2004                             TOTAL NET ASSETS
           ----------------------------              ----------------
            1    Oil & Gas..........................      12.8%
            2    Metals & Mining....................      12.5%
            3    Pharmaceuticals....................       6.1%
            4    Commercial Banks...................       5.9%
            5    Real Estate........................       5.5%
            6    Media..............................       4.4%
            7    Electronic Equipment & Instruments.       4.0%
            8    Wireless Telecommunication Services       3.3%
            9    Capital Markets....................       3.1%
           10    Machinery..........................       3.1%

 See accompanying notes to statement of investments and financial statements.

                                    MSF-238

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2004 (UNAUDITED)

      ASSETS
        Investments at value........................         $189,666,363
        Cash........................................                  939
        Foreign cash at value
         (Identified cost $101,906).................              101,307
        Receivable for:
         Fund shares sold...........................              105,747
         Dividends and interest.....................              320,449
         Foreign taxes..............................               72,771
                                                             ------------
          Total Assets..............................          190,267,576
      LIABILITIES
        Payable for:
         Fund shares redeemed....................... $91,051
         Withholding taxes..........................  30,278
        Accrued expenses:
         Management fees............................  95,315
         Service and distribution fees..............   1,695
         Other expenses.............................  79,554
                                                     -------
          Total Liabilities.........................              297,893
                                                             ------------
      NET ASSETS....................................         $189,969,683
                                                             ============
        Net assets consist of:
         Capital paid in............................         $204,764,017
         Overdistributed net investment income......             (132,383)
         Accumulated net realized gains (losses)....          (28,012,745)
         Unrealized appreciation (depreciation) on
          investments and foreign currency..........           13,350,794
                                                             ------------
      NET ASSETS....................................         $189,969,683
                                                             ============
      Computation of offering price:
      CLASS A
      Net asset value and redemption price per share
       ($175,852,508 divided by 15,524,062 shares
       outstanding).................................         $      11.33
                                                             ============
      CLASS B
      Net asset value and redemption price per share
       ($564,854 divided by 49,984 shares
       outstanding).................................         $      11.30
                                                             ============
      CLASS E
      Net asset value and redemption price per share
       ($13,552,321 divided by 1,199,452 shares
       outstanding).................................         $      11.30
                                                             ============
      Identified cost of investments................         $176,322,268
                                                             ============

















STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

    INVESTMENT INCOME
      Dividends...............................               $  1,839,686(a)
      Interest................................                     61,149(b)
                                                             ------------
                                                                1,900,835
    EXPENSES
      Management fees......................... $    590,374
      Service and distribution fees--Class B..           73
      Service and distribution fees--Class E..        9,261
      Directors' fees and expenses............       10,633
      Custodian...............................      120,899
      Audit and tax services..................       10,686
      Legal...................................        2,474
      Printing................................       27,356
      Insurance...............................        2,164
      Miscellaneous...........................          566
                                               ------------
      Total expenses..........................                    774,486
                                                             ------------
    NET INVESTMENT INCOME.....................                  1,126,349
                                                             ------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    Realized gain (loss) on:
      Investments--net........................    6,396,451
      Foreign currency transactions--net......    4,204,362    10,600,813
                                               ------------
    Unrealized appreciation (depreciation) on:
      Investments--net........................  (10,401,098)
      Foreign currency transactions--net......       (4,746)  (10,405,844)
                                               ------------  ------------
    Net gain (loss)...........................                    194,969
                                                             ------------
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................               $  1,321,318
                                                             ============

(a)Net of foreign taxes of $154,992.
(b)Includes income on securities loaned of $3,418.

                See accompanying notes to financial statements.

                                    MSF-239

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                      SIX MONTHS
                                                                        ENDED       YEAR ENDED
                                                                       JUNE 30,    DECEMBER 31,
                                                                         2004          2003
                                                                     ------------  ------------
FROM OPERATIONS
  Net investment income............................................. $  1,126,349  $  2,126,739
  Net realized gain (loss)..........................................   10,600,813    (4,032,195)
  Unrealized appreciation (depreciation)............................  (10,405,844)   46,737,822
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.................    1,321,318    44,832,366
                                                                     ------------  ------------
  FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
    Class A.........................................................   (2,956,330)   (3,359,079)
    Class E.........................................................     (195,665)     (110,489)
                                                                     ------------  ------------
  TOTAL DISTRIBUTIONS...............................................   (3,151,995)   (3,469,568)
                                                                     ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.    1,951,245     2,098,062
                                                                     ------------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS...........................      120,568    43,460,860

NET ASSETS
  Beginning of the period...........................................  189,849,115   146,388,255
                                                                     ------------  ------------
  End of the period................................................. $189,969,683  $189,849,115
                                                                     ============  ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  End of the period................................................. $   (132,383) $  1,893,263
                                                                     ============  ============




































OTHER INFORMATION:
CAPITAL SHARES

 Transactions in capital shares were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    JUNE 30, 2004          DECEMBER 31, 2003
                                                               ----------------------  ------------------------
                                                                SHARES         $         SHARES          $
                                                               --------  ------------  ----------  ------------
CLASS A
  Sales.......................................................  456,851  $  5,275,043     938,784  $  8,891,193
  Reinvestments...............................................  254,417     2,956,330     394,258     3,359,079
  Redemptions................................................. (871,311)  (10,047,823) (1,639,250)  (15,825,856)
                                                               --------  ------------  ----------  ------------
  Net increase (decrease)..................................... (160,043) $ (1,816,450)   (306,208) $ (3,575,584)
                                                               ========  ============  ==========  ============
CLASS B
  Sales.......................................................   50,648  $    565,327           0  $          0
  Redemptions.................................................     (664)       (7,190)          0             0
                                                               --------  ------------  ----------  ------------
  Net increase (decrease).....................................   49,984  $    558,137           0  $          0
                                                               ========  ============  ==========  ============
CLASS E
  Sales.......................................................  421,355  $  4,882,332     753,005  $  7,166,696
  Reinvestments...............................................   16,882       195,665      12,999       110,489
  Redemptions................................................. (161,084)   (1,868,439)   (164,051)   (1,603,539)
                                                               --------  ------------  ----------  ------------
  Net increase (decrease).....................................  277,153  $  3,209,558     601,953  $  5,673,646
                                                               ========  ============  ==========  ============
  Increase (decrease) derived from capital share transactions.  167,094  $  1,951,245     295,745  $  2,098,062
                                                               ========  ============  ==========  ============

                See accompanying notes to financial statements.

                                    MSF-240

METROPOLITAN SERIES FUND, INC.

 SCUDDER GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                      CLASS A
                                                          --------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                   YEAR ENDED DECEMBER 31,
                                                            JUNE 30,    ------------------------------------------------
                                                              2004        2003      2002      2001      2000      1999
                                                          ----------    --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  11.43     $   8.98  $  10.86  $  14.62  $  14.91  $  12.38
                                                           --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      0.07         0.14      0.13      0.35      0.18      0.14
  Net realized and unrealized gain (loss) on investments.      0.02         2.52     (1.84)    (2.55)    (0.42)     2.93
                                                           --------     --------  --------  --------  --------  --------
  Total from investment operations.......................      0.09         2.66     (1.71)    (2.20)    (0.24)     3.07
                                                           --------     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (0.19)       (0.21)    (0.17)    (0.31)    (0.01)    (0.07)
  Distributions from net realized capital gains..........      0.00         0.00      0.00     (1.25)    (0.04)    (0.47)
                                                           --------     --------  --------  --------  --------  --------
  Total distributions....................................     (0.19)       (0.21)    (0.17)    (1.56)    (0.05)    (0.54)
                                                           --------     --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD...........................  $  11.33     $  11.43  $   8.98  $  10.86  $  14.62  $  14.91
                                                           ========     ========  ========  ========  ========  ========
TOTAL RETURN (%).........................................       0.8 (b)     30.5     (16.0)    (16.1)     (1.6)     25.2
Ratio of operating expenses to average net assets (%)....      0.80 (c)     0.84      0.81      0.80      0.78      0.87
Ratio of net investment income to average net assets (%).      1.18 (c)     1.35      1.27      2.90      1.43      1.23
Portfolio turnover rate (%)..............................        79 (c)       65        45        36        58        54
Net assets, end of period (000)..........................  $175,853     $179,334  $143,518  $183,296  $211,354  $171,714

                                                               CLASS B                        CLASS E
                                                          ----------------- ----------------------------------------
                                                          APRIL 26, 2004(A) SIX MONTHS      YEAR ENDED    MAY 1, 2001(A)
                                                               THROUGH        ENDED        DECEMBER 31,      THROUGH
                                                              JUNE 30,       JUNE 30,    ---------------   DECEMBER 31,
                                                                2004           2004        2003    2002        2001
                                                          ----------------- ----------   -------  ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $11.59        $ 11.40     $  8.96  $10.85      $12.21
                                                               ------        -------     -------  ------      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................        0.00           0.08        0.13    0.19        0.00
  Net realized and unrealized gain (loss) on investments.       (0.29)          0.00        2.52   (1.91)      (1.36)
                                                               ------        -------     -------  ------      ------
  Total from investment operations.......................       (0.29)          0.08        2.65   (1.72)      (1.36)
                                                               ------        -------     -------  ------      ------
LESS DISTRIBUTIONS
  Distributions from net investment income...............        0.00          (0.18)      (0.21)  (0.17)       0.00
  Total distributions....................................        0.00          (0.18)      (0.21)  (0.17)       0.00
                                                               ------        -------     -------  ------      ------
NET ASSET VALUE, END OF PERIOD...........................      $11.30        $ 11.30     $ 11.40  $ 8.96      $10.85
                                                               ======        =======     =======  ======      ======
TOTAL RETURN (%).........................................        (2.5)(b)        0.7 (b)    30.4   (16.1)      (11.1)(b)
Ratio of operating expenses to average net assets (%)....        1.05 (c)       0.95 (c)    0.99    0.96        0.95 (c)
Ratio of net investment income to average net assets (%).        0.55 (c)       1.09 (c)    1.08    1.18        0.95 (c)
Portfolio turnover rate (%)..............................          79 (c)         79 (c)      65      45          36
Net assets, end of period (000)..........................      $  565        $13,552     $10,515  $2,870      $   47

(a)Commencement of operations.
(b)Periods less than one year are not computed on an annualized basis.
(c)Computed on an annualized basis.

                See accompanying notes to financial statements.

                                    MSF-241

METROPOLITAN SERIES FUND, INC.

 NOTES TO STATEMENT OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)


(a) See Notes to Financial Statements for federal tax information on unrealized appreciation and depreciation of investment securities for federal income tax purposes.

(b) Non-Income Producing.

(c) A portion or all of the security was held on loan. As of June 30, 2004, the market value of securities loaned and the collateral received were as follows:

                                                                 MARKET VALUE
                                                           OF COLLATERAL BACKED BY
                                         MARKET VALUE OF   ------------------------
                                        SECURITIES ON LOAN     CASH     SECURITIES
                                        ------------------ ------------ -----------
PORTFOLIO
---------
Davis Venture Value....................    $104,053,106    $107,558,334 $         0
FI International Stock.................      66,602,580      67,292,773   1,811,461
FI Mid Cap Opportunities...............     193,939,541     186,683,713  10,290,604
Harris Oakmark Focused Value...........      86,244,090      87,897,811           0
Jennison Growth........................      29,059,633      31,430,325           0
Lehman Brothers Aggregate Bond Index...     204,172,177     191,622,938  15,796,867
Loomis Sayles Small Cap................      84,319,871      85,190,997      77,000
MetLife Mid Cap Stock Index............      41,626,749      42,393,974     148,356
MetLife Stock Index....................     106,908,953     107,997,430   1,091,442
Morgan Stanley EAFE Index..............      58,473,656      60,698,995     598,995
Russell 2000 Index.....................      84,791,129      86,605,117     104,428
State Street Research Aggressive Growth     110,865,526     101,171,363  11,269,679
State Street Research Aurora...........     172,578,980     176,300,745           0
State Street Research Bond Income......     175,535,306     172,440,638   5,401,081
State Street Research Diversified......     214,378,592     154,065,222  63,900,398
State Street Research Investment Trust.      79,433,296      81,251,233           0
State Street Research Large Cap Growth.      23,958,950      24,456,706           0
T. Rowe Price Small Cap Growth.........      77,873,439      79,839,264           0

(d) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2004.

(e) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.

(f) Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.

(g) Non-Income Producing; Defaulted Bond.

(h) Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.

(i) Zero Valued Security.

(j) Security was valued in good faith under procedures established by the Board of Directors.

                                    MSF-242

METROPOLITAN SERIES FUND, INC.

144A -- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2004, the market value of 144A securities for each Portfolio was as follows:

                                                                % OF TOTAL
     PORTFOLIO                                     MARKET VALUE NET ASSETS
     ---------                                     ------------ ----------
     Lehman Brothers Aggregate Bond Index......... $ 1,054,903     0.1%
     MFS Total Return.............................   4,989,832     1.2
     Russell 2000 Index...........................     524,113     0.2
     Salomon Brothers Strategic Bond Opportunities  20,744,015     6.9
     State Street Research Bond Income............  82,494,370     8.3
     State Street Research Diversified............  53,229,431     2.7
     State Street Research Money Market...........  35,988,083     6.5

ADR -- An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

AUD -- Australian Dollar

CAD -- Canadian Dollar

CHF -- Swiss Franc

EUR -- Euro Currency

GBP -- Pound Sterling

GDR -- Global Depository Receipt

JPY -- Japanese Yen

KRW -- South Korean Won

Liquidating Unit Trust -- An undivided beneficial interest in the Liquidating Trust represented by a certificate.

MXN -- Mexican Peso

REIT -- A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

SDR -- Swedish Depositary Receipt

TBA -- A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

TII -- A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

                                    MSF-243

METROPOLITAN SERIES FUND, INC.

 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 2004 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES:

   The Metropolitan Series Fund, Inc. the ("Fund") is organized as a corporation under the laws of Maryland pursuant to Articles of Incorporation filed on November 23, 1982, as amended, and registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. On May 1, 2003, the Fund succeeded to the operations of each Series of the New England Zenith Fund, a Massachusetts business trust. Each of State Street Research Large Cap Growth (formerly known as Alger Equity Growth), Capital Guardian U.S. Equity, Davis Venture Value, FI Value Leaders (formerly known as FI Structured Equity), Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS Investors Trust, MFS Total Return, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, State Street Research Money Market and Zenith Equity was formerly a Series of the New England Zenith Fund. Each Portfolio of the Fund other than Harris Oakmark Focused Value Portfolio is diversified. Harris Oakmark Focused Value is non-diversified. The Fund is a "series" type of mutual fund, which issues separate series of stock. Each series represents an interest in a separate portfolio of Fund investments ("Portfolio"). Shares in the Fund are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company ("MetLife"), New England Life Insurance Company ("NELICO"), General American Life Insurance Company ("General American"), The MetLife Investors Group of Insurance Companies and other affiliated insurance companies (the "Insurance Companies"), as an investment vehicle for variable life insurance, group annuity or variable annuity products, although not all Portfolios are available to all such separate accounts. Each Portfolio's shares may be divided into different classes. Currently the classes being offered by some or all Portfolios are named Class A, Class B, and Class E. The classes of a given Portfolio's shares are identical, except that certain additional charges (Rule 12b-1 fees) are made against Class B and Class E shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   INVESTMENT VALUATION:

   As permitted under Rule 2a-7 of the 1940 Act, and subject to certain conditions therein, the State Street Research Money Market Portfolio employs the amortized cost method of security valuation that the Fund's Board of Directors (the "Board") has determined approximates the fair market net asset value per share of the Portfolio. The Board monitors the deviations between the Portfolio's net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the Board will consider what action, if any, should be initiated.

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value that approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal trading market. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (the "NOCP"). The NOCP is the last sale price if it falls between the spread of the last reported bid and asked prices. If the last reported bid and asked prices are above the last reported sale price, the NOCP will be the last reported bid price. If the last reported bid and asked prices are below the last reported sale price, the NOCP will be the last reported asked price. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange will be valued at the last sales price on that non-U.S. exchange. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices (except for Scudder Global Equity, which uses last reported bid price). However, if an event occurring after the closing of an exchange outside the United States may have affected such security's value, the Fund, under procedures approved by the Board, may fair value the security in good faith. The actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board or a fair value pricing vendor approved by the Board.

   Securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Portfolio's adviser or subadviser acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the Portfolio's adviser or subadviser and approved by the Board.

                                    MSF-244

METROPOLITAN SERIES FUND, INC.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily.

   The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

   Portfolio security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded.

   REPURCHASE AGREEMENTS:

   Each Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% on all other repurchase agreements. Each Portfolio's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

   FOREIGN CURRENCY TRANSLATION:

   The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by each Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by each Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in the exchange rate.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

   Certain Portfolios may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates at the settlement date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets

                                    MSF-245

METROPOLITAN SERIES FUND, INC.

   and liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

   FUTURES CONTRACTS:

   Certain Portfolios may buy and sell futures contracts (on recognized exchanges) on equity securities or stock indices as a hedge or to enhance return. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. A Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when a Portfolio's obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

   OPTIONS:

   Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase. Writing puts or buying calls tends to increase the Portfolio's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments.

   For options purchased to hedge the Portfolio's investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counter party is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the Portfolio, the maximum loss is not limited to the premium initially received for the option.

   MORTGAGE DOLLAR ROLLS:

   The Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio and State Street Research Bond Income Portfolio may enter into mortgage "dollar rolls" in which a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar rolls are accounted for as purchase and sale transactions; gain/loss is recognized at the end of the term of the dollar roll. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2004 was approximately $69,255,629, $214,818,868 and $293,639,765 for the Salomon
   Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio and State Street Research Bond Income Portfolio, respectively.

   Portfolios that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.

   "WHEN-ISSUED" SECURITIES:

   Purchasing securities "when-issued" is a commitment by a Portfolio to buy a security before the security is actually issued. The amount of the Portfolio's payment obligation and the security's interest rate are determined when the commitment is made, even though no interest accrues until the security is issued, which is generally 15 to 120 days later. The Portfolio will segregate liquid assets with its custodian sufficient at all times to satisfy these commitments. If the value of the security is less when delivered than when the commitment was made, the Portfolio will suffer a loss.

   ESTIMATES AND ASSUMPTIONS:

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                    MSF-246

METROPOLITAN SERIES FUND, INC.

   FEDERAL INCOME TAXES:

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As of June 30, 2004, the following Portfolios had capital loss carryovers.

                                                  EXPIRING     EXPIRING     EXPIRING    EXPIRING   EXPIRING EXPIRING
PORTFOLIO                             TOTAL       12/31/11     12/31/10     12/31/09    12/31/08   12/31/07 12/31/06
---------                         -------------- ----------- ------------ ------------ ----------- -------- --------
Capital Guardian U.S. Equity..... $   25,242,713 $13,506,215 $ 11,736,498 $          0 $         0 $     0    $ 0
Davis Venture Value..............    105,355,824  25,334,925   49,957,026   30,063,873           0       0      0
FI International Stock...........     94,555,081           0   62,545,070   32,010,011           0       0      0
FI Value Leaders (formerly FI
 Structured Equity)..............    134,436,936  16,766,777   55,590,587   49,448,513  12,631,059       0      0
Franklin Templeton Small Cap
 Growth..........................      1,729,461           0    1,729,461            0           0       0      0
Harris Oakmark Large Cap
 Value...........................     12,817,697   8,688,699    4,128,998            0           0       0      0
FI Mid Cap Opportunities
 (formerly Janus Mid Cap)........  1,028,848,015  16,477,953  376,464,857  635,905,205           0       0      0
Jennison Growth..................     60,203,619  15,329,618   44,874,001            0           0       0      0
Lehman Brothers Aggregate Bond
 Index...........................      1,324,145           0      449,093      836,845           0  38,207      0
Loomis Sayles Small Cap..........     43,212,587           0   42,964,078      248,509           0       0      0
Met/Putnam Voyager...............     37,097,462   2,562,334   13,734,881   19,562,270   1,237,977       0      0
MetLife Stock Index..............     26,515,677           0   26,515,677            0           0       0      0
MFS Investors Trust..............      4,643,602           0    2,952,272    1,691,330           0       0      0
MFS Total Return.................      4,971,151           0    4,971,151            0           0       0      0
Morgan Stanley EAFE Index........      6,370,243           0    3,530,520    2,806,972           0  32,751      0
Russell 2000 Index...............      3,462,062           0    3,462,062            0           0       0      0
Salomon Brothers Strategic Bond
 Opportunities...................        314,239           0      312,419            0           0   1,820      0
Scudder Global Equity............     38,219,541   3,527,478   18,539,989   16,152,074           0       0      0
State Street Research Aggressive
 Growth..........................    539,411,723           0  201,096,876  335,198,789   3,116,058       0      0
State Street Research Aurora.....     13,501,817      96,904   13,404,913            0           0       0      0
State Street Research Diversified    390,860,639           0  272,473,258  117,915,026     472,355       0      0
State Street Research Investment
 Trust...........................    708,122,855  12,554,439  442,142,756  253,425,660           0       0      0
State Street Research Large Cap
 Growth (formerly Alger Equity
 Growth).........................    344,569,620           0  205,405,850  139,163,770           0       0      0
State Street Research Large Cap
 Value...........................      4,355,763           0      557,986    3,797,777           0       0      0
State Street Research Money
 Market..........................         19,223          28          918       17,711         474      32     60
T. Rowe Price Large Cap Growth...     47,688,283   4,593,031   16,388,306   26,706,946           0       0      0
T. Rowe Price Small Cap Growth...     71,684,050   9,886,767   36,254,607   25,542,676           0       0      0
Zenith Equity....................    157,771,569  14,415,947            0  143,355,622           0       0      0

















   The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 are listed below:

                                                                                                 NET
                                                                                              UNREALIZED
                                                   FEDERAL TAX    UNREALIZED   UNREALIZED   APPRECIATION/
PORTFOLIO                                             COST       APPRECIATION DEPRECIATION  (DEPRECIATION)
---------                                         -------------- ------------ ------------  --------------
Capital Guardian U.S. Equity..................... $  332,216,707 $ 57,794,602 $ (7,353,141)  $ 50,441,461
Davis Venture Value..............................  1,767,827,167  407,992,026  (25,140,104)   382,851,922
FI International Stock...........................    362,494,067   35,291,922  (11,013,515)    24,278,407
FI Mid Cap Opportunities (formerly Janus Mid Cap)    941,440,304   68,249,371  (30,986,619)    37,262,752
FI Value Leaders (formerly FI Structured Equity).    535,862,323   45,657,877  (11,449,355)    34,208,522
Franklin Templeton Small Cap Growth..............     65,898,404   11,527,804   (2,211,638)     9,316,166
Harris Oakmark Focused Value.....................  1,228,114,285  292,518,238   (6,404,865)   286,113,373
Harris Oakmark Large Cap Value...................    398,790,880   73,281,590   (7,473,283)    65,808,307

                                    MSF-247

METROPOLITAN SERIES FUND, INC.

                                                                                                                        NET
                                                                                                                     UNREALIZED
                                                                       FEDERAL TAX     UNREALIZED     UNREALIZED   APPRECIATION/
PORTFOLIO                                                                 COST        APPRECIATION   DEPRECIATION  (DEPRECIATION)
---------                                                             -------------- -------------- -------------  --------------
Jennison Growth...................................................... $  661,326,048 $  100,246,644 $  (8,298,964)  $ 91,947,680
Lehman Brothers Aggregate Bond Index.................................    834,538,161     13,895,844   (11,006,179)     2,889,665
Loomis Sayles Small Cap..............................................    327,946,280     74,513,124    (5,492,097)    69,021,027
Met/Putnam Voyager...................................................     60,275,110      9,380,769      (970,148)     8,410,621
MetLife Mid Cap Stock Index..........................................    244,179,909     47,364,737    (8,819,699)    38,545,038
MetLife Stock Index..................................................  4,055,906,508  1,063,414,834  (483,703,833)   579,711,001
MFS Investors Trust..................................................    124,694,494      9,543,141    (1,530,289)     8,012,852
MFS Total Return.....................................................    397,846,777     19,362,195    (3,971,332)    15,390,863
Morgan Stanley EAFE Index............................................    261,897,733     40,845,167   (12,053,778)    28,791,389
Neuberger Berman Partners Mid Cap Value..............................    314,008,527     49,088,546    (4,262,041)    44,826,505
Russell 2000 Index...................................................    286,364,549     60,893,729   (16,857,755)    44,035,974
Salomon Brothers Strategic Bond Opportunities........................    378,764,993      6,294,561    (6,555,655)      (261,094)
Salomon Brothers U.S. Government.....................................    455,637,549      2,583,055      (777,832)     1,805,223
Scudder Global Equity................................................    176,322,268     21,129,166    (7,785,071)    13,344,095
State Street Research Aggressive Growth..............................    787,987,876    178,753,918   (11,754,667)   166,999,251
State Street Research Aurora.........................................    742,693,677    170,964,851   (21,611,090)   149,353,761
State Street Research Bond Income....................................  1,198,092,207     14,975,576   (12,296,533)     2,679,043
State Street Research Diversified....................................  1,963,328,133    167,821,520   (17,369,471)   150,452,049
State Street Research Investment Trust...............................  1,712,952,896    234,529,800   (18,273,194)   216,256,606
State Street Research Large Cap Growth (formerly Alger Equity Growth)    539,894,496     48,102,342    (9,293,067)    38,809,275
State Street Research Large Cap Value................................     73,451,589     10,785,233      (699,597)    10,085,636
State Street Research Money Market...................................    552,128,400              0            (0)             0
T. Rowe Price Large Cap Growth.......................................    210,651,340     31,093,812    (4,561,726)    26,532,086
T. Rowe Price Small Cap Growth.......................................    275,069,745     95,706,207   (26,409,900)    69,296,307
Zenith Equity........................................................    936,014,779     78,300,582            (0)    78,300,582

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

   State Street Research Money Market Portfolio dividends are declared daily to shareholders of record at the time and are paid monthly. All other Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in capital. These differences primarily relate to tax equalization, investments in mortgage backed securities and investments in foreign securities.

   EXPENSE REDUCTIONS:

   Certain Portfolio trades are directed to brokers who paid a portion of the Portfolio's expenses. Amounts paid for each Portfolio are shown as expense reductions in the Statement of Operations of the respective Portfolio.

















2. PURCHASES AND SALES:

   For the six months ended June 30, 2004, purchases and sales of securities (excluding short-term investments) for each of the Portfolios were as follows:

                                                           PURCHASES                    SALES
-                                                 --------------------------- --------------------------
                                                      U.S.                       U.S.
PORTFOLIO                                          GOVERNMENT      OTHER      GOVERNMENT      OTHER
---------                                         ------------ -------------- ----------- --------------
Capital Guardian U.S. Equity..................... $          0 $   34,085,152 $         0 $   42,228,313
Davis Venture Value..............................            0    459,579,325           0      8,484,795
FI International Stock...........................            0    210,861,958           0    194,345,038
FI Mid Cap Opportunities (formerly Janus Mid Cap)            0  1,282,717,620           0  1,230,350,318
FI Value Leaders (formerly FI Structured Equity).            0    588,046,789           0    615,999,334
Franklin Templeton Small Cap Growth..............            0     31,218,229           0     19,048,747
Harris Oakmark Focused Value.....................            0    292,526,626           0     55,276,835
Harris Oakmark Large Cap Value...................            0     72,038,219           0     25,653,199
Jennison Growth..................................            0    348,709,791           0    203,532,378
Lehman Brothers Aggregate Bond Index.............  200,150,503     49,015,934  89,488,924     19,727,911

                                    MSF-248

METROPOLITAN SERIES FUND, INC.

                                                                               PURCHASES                     SALES
-                                                                     --------------------------- ---------------------------
                                                                           U.S.                        U.S.
PORTFOLIO                                                               GOVERNMENT      OTHER       GOVERNMENT      OTHER
---------                                                             -------------- ------------ -------------- ------------
Loomis Sayles Small Cap.............................................. $            0 $243,929,358 $            0 $253,176,265
Met/Putnam Voyager...................................................              0   18,911,725              0   19,395,040
MetLife Mid Cap Stock Index..........................................              0   99,663,196              0   93,652,983
MetLife Stock Index..................................................              0  150,299,300              0   36,803,853
MFS Investors Trust..................................................              0  119,194,125              0   79,744,064
MFS Total Return.....................................................    128,700,764  284,319,782     59,075,939  139,058,556
Morgan Stanley EAFE Index............................................              0  100,800,351              0   77,775,428
Neuberger Berman Partners Mid Cap Value..............................              0  154,163,282              0  104,283,523
Russell 2000 Index...................................................              0  129,173,379              0  106,954,105
Salomon Brothers Strategic Bond Opportunities........................    462,435,333   91,850,184    422,283,936   69,094,338
Salomon Brothers U.S. Government.....................................  1,272,970,422            0  1,284,379,489    5,399,821
Scudder Global Equity................................................              0   75,023,323              0   79,050,450
State Street Research Aggressive Growth..............................              0  489,654,220              0  518,006,602
State Street Research Aurora.........................................              0  268,313,848              0  158,110,009
State Street Research Bond Income....................................  2,232,470,440  185,268,770  2,160,174,018  256,479,245
State Street Research Diversified....................................  1,625,385,802  680,371,032  1,591,453,269  767,290,502
State Street Research Investment Trust...............................              0  824,901,253              0  887,683,035
State Street Research Large Cap Growth (formerly Alger Equity Growth)              0  881,718,832              0  892,010,232
State Street Research Large Cap Value................................              0   30,905,549              0   12,860,597
T. Rowe Price Large Cap Growth.......................................              0   77,745,049              0   34,533,537
T. Rowe Price Small Cap Growth.......................................              0   61,024,859              0   49,102,419
Zenith Equity........................................................              0   21,640,423              0   75,249,369

   OPTIONS WRITTEN:

   The State Street Research Bond Income Portfolio transactions in options written during the period ended June 30, 2004 were as follows:

                                                 NUMBER OF   PREMIUMS
                                                 CONTRACTS   RECEIVED
        -                                        --------- -----------
        Options outstanding at December 31, 2003       0   $         0
        Options written.........................   5,462     7,207,163
        Options closed..........................  (5,462)   (7,207,163)
                                                  ------   -----------
        Options outstanding at June 30, 2004....       0            $0
                                                  ------   ===========

   The State Street Research Diversified Portfolio transactions in options written during the period ended June 30, 2004 were as follows:

                                                 NUMBER OF   PREMIUMS
                                                 CONTRACTS   RECEIVED
        -                                        --------- -----------
        Options outstanding at December 31, 2003       0   $         0
        Options written.........................   3,750     4,931,734
        Options closed..........................  (3,750)   (4,931,734)
                                                  ------   -----------
        Options outstanding at June 30, 2004....       0   $         0
                                                  ------   ===========

                                    MSF-249

METROPOLITAN SERIES FUND, INC.

3. EXPENSES:

   INVESTMENT MANAGEMENT AGREEMENTS:

   MetLife Advisers, LLC (MetLife Advisers) is the investment adviser to the Portfolios. The Fund has entered into investment management agreements with MetLife Advisers. For providing investment management services to the Fund, MetLife Advisers receives monthly compensation at the following annual rates of:

                                                    MANAGEMENT
                                                  FEES EARNED BY
                                                     METLIFE
                                                     ADVISERS         ANNUAL
                                                   FOR THE SIX      PERCENTAGE            BASED ON PORTFOLIOS
                                                   MONTHS ENDED   RATES PAID TO         AVERAGE DAILY NET ASSET
PORTFOLIO                                         JUNE 30, 2004  METLIFE ADVISERS            VALUE LEVELS
---------                                         -------------- ---------------- ------------------------------------
Capital Guardian U.S. Equity.....................   $1,290,217        0.700%      Of the first $200 million
                                                                      0.650%      Of the next $300 million
                                                                      0.600%      Of the next $1.5 billion
                                                                      0.550%      On amounts in excess of $2 billion
Davis Venture Value..............................    6,648,163        0.750%      Of the first $1 billion
                                                                      0.700%      On amounts in excess of $1 billion
FI International Stock...........................    1,665,390        0.860%      Of the first $500 million
                                                                      0.800%      Of the next $500 million
                                                                      0.750%      On amounts in excess of $1 billion
FI Mid Cap Opportunities (formerly Janus Mid Cap)    3,140,007        0.750%      Of the first $100 million
                                                                      0.700%      Of the next $400 million
                                                                      0.650%      On amounts in excess of $500 million
FI Value Leaders (formerly FI Structured Equity).    1,882,744        0.700%      Of the first $200 million
                                                                      0.650%      Of the next $300 million
                                                                      0.600%      Of the next $1.5 billion
                                                                      0.550%      On amounts in excess of $2 billion
Franklin Templeton Small Cap Growth..............      295,949        0.900%      Of the first $500 million
                                                                      0.850%      On amounts in excess of $500 million
Harris Oakmark Focused Value.....................    5,444,417        0.750%      Of the first $1 billion
                                                                      0.700%      On amounts in excess of $1 billion
Harris Oakmark Large Cap Value...................    1,564,219        0.750%      Of the first $250 million
                                                                      0.700%      On amounts in excess of $250 million
Jennison Growth..................................    2,190,480        0.700%      Of the first $200 million
                                                                      0.650%      Of the next $300 million
                                                                      0.600%      Of the next $1.5 billion
                                                                      0.550%      On amounts in excess of $2 billion
Lehman Brothers Aggregate Bond Index.............      888,606        0.250%      Of all assets
Loomis Sayles Small Cap..........................    1,737,533        0.900%      Of the first $500 million
                                                                      0.850%      On amounts in excess of $500 million
Met/Putnam Voyager...............................      271,687        0.800%      Of the first $500 million
                                                                      0.750%      Of the next $500 million
                                                                      0.700%      On amounts in excess of $1 billion
MetLife Mid Cap Stock Index......................      370,746        0.250%      Of all assets
MetLife Stock Index..............................    5,511,922        0.250%      Of all assets
MFS Investors Trust..............................      394,765        0.750%      Of all assets
MFS Total Return.................................      628,211        0.500%      Of all assets
Morgan Stanley EAFE Index........................      437,329        0.300%      Of all assets
Neuberger Berman Partners Mid Cap Value..........    1,070,586        0.700%      Of the first $100 million
                                                                      0.675%      Of the next $250 million
                                                                      0.650%      Of the next $500 million
                                                                      0.625%      Of the next $750 million
                                                                      0.600%      On amounts in excess of $1.6 billion
Russell 2000 Index...............................      415,489        0.250%      Of all assets
Salomon Brothers Strategic Bond Opportunities....      905,758        0.650%      Of all assets
Salomon Brothers U.S. Government.................      737,560        0.550%      Of all assets
Scudder Global Equity............................      590,374        0.900%      Of the first $50 million
                                                                      0.550%      Of the next $50 million
                                                                      0.500%      Of the next $400 million
                                                                      0.475%      On amounts in excess of $500 million

                                    MSF-250

METROPOLITAN SERIES FUND, INC.

                                                     MANAGEMENT
                                                   FEES EARNED BY
                                                      METLIFE
                                                      ADVISERS         ANNUAL
                                                    FOR THE SIX      PERCENTAGE            BASED ON PORTFOLIOS
                                                    MONTHS ENDED   RATES PAID TO         AVERAGE DAILY NET ASSET
PORTFOLIO                                          JUNE 30, 2004  METLIFE ADVISERS            VALUE LEVELS
---------                                          -------------- ---------------- ------------------------------------
State Street Research Aggressive Growth...........   $3,419,224        0.750%      Of the first $500 million
                                                                       0.700%      Of the next $500 million
                                                                       0.650%      On amounts in excess of $1 billion
State Street Research Aurora......................    3,383,539        0.850%      Of the first $500 million
                                                                       0.800%      Of the next $500 million
                                                                       0.750%      On amounts in excess of $1 billion
State Street Research Bond Income.................    2,003,356        0.400%      Of the first $1 billion
                                                                       0.350%      Of the next $1 billion
                                                                       0.300%      Of the next $1 billion
                                                                       0.250%      On amounts in excess of $3 billion
State Street Research Diversified.................    4,301,251        0.500%      Of the first $500 million
                                                                       0.450%      Of the next $500 million
                                                                       0.400%      On amounts in excess of $1 billion
State Street Research Investment Trust............    4,692,596        0.550%      Of the first $500 million
                                                                       0.500%      Of the next $500 million
                                                                       0.450%      On amounts in excess of $1 billion
State Street Research Large Cap Growth (formerly
 Alger Equity Growth).............................    2,142,127        0.730%      Of the first $1 billion
                                                                       0.650%      On amounts in excess of $1 billion
State Street Research Large Cap Value.............      253,683        0.700%      Of the first $250 million
                                                                       0.650%      Of the next $500 million
                                                                       0.600%      On amounts in excess of $750 million
State Street Research Money Market................    1,037,017        0.350%      Of the first $1 billion
                                                                       0.300%      Of the next $1 billion
                                                                       0.250%      Of amounts in excess of $2 billion
T. Rowe Price Large Cap Growth....................      644,510        0.700%      Of the first $50 million
                                                                       0.600%      On amounts in excess of $50 million
T. Rowe Price Small Cap Growth....................      837,145        0.550%      Of the first $100 million
                                                                       0.500%      Of the next $300 million
                                                                       0.450%      On amounts in excess of $400 million
*Zenith Equity....................................            0        0.000%      Of all assets






























       * The Zenith Equity Portfolio operates as a fund of funds by investing its assets in three other Portfolios of the Fund, (the "Underlying Portfolios"). The Zenith Equity Portfolio does not directly pay MetLife Advisers an investment advisory fee for its services, but indirectly pays MetLife Advisers an investment advisory fee through its investments in the Underlying Portfolios.

   Certain officers and directors of the Fund may also be officers of MetLife Advisers; however, such officers and directors receive no compensation from the Fund.

   The Fund and MetLife Advisers have entered into various investment subadvisory agreements. State Street Research & Management Company, a subsidiary of MetLife, is compensated by MetLife Advisers to provide subadvisory services for the State Street Research Bond Income, State Street Research Money Market, State Street Research Investment Trust, State Street Research Diversified, State Street Research Aggressive Growth, State Street Research Aurora, State Street Research Large Cap Value and State Street Research Large Cap Growth Portfolios.

                                                                    FEES EARNED BY STATE STREET RESEARCH &
                                                                          MANAGEMENT COMPANY FOR THE
PORTFOLIO                                                               SIX MONTHS ENDED JUNE 30, 2004
---------                                                           --------------------------------------
State Street Research Aggressive Growth............................               $1,896,087
State Street Research Aurora.......................................                2,002,521
State Street Research Bond Income..................................                  814,560
State Street Research Diversified..................................                2,641,663
State Street Research Investment Trust.............................                3,066,224
State Street Research Large Cap Growth (May 1, 2004--June 30, 2004)                  357,340
State Street Research Large Cap Value..............................                  163,082
State Street Research Money Market.................................                  259,513

   MetLife is the investment subadviser for the MetLife Stock Index, Lehman Brothers Aggregate Bond Index, Russell 2000 Index, Morgan Stanley EAFE
   Index, and MetLife Mid Cap Stock Index Portfolios. MetLife Advisers pays MetLife an investment subadvisory fee for each Index Portfolio equal to the costs incurred by MetLife in providing subadvisery services to the Portfolio.

                                    MSF-251

METROPOLITAN SERIES FUND, INC.

                                                   FEES EARNED BY
                                                  METLIFE FOR THE
      PORTFOLIO                            SIX MONTHS ENDED JUNE 30, 2004
      ---------                            ------------------------------
      Lehman Brothers Aggregate Bond Index            $106,633
      MetLife Mid Cap Stock Index.........              44,490
      MetLife Stock Index.................             661,431
      Morgan Stanley EAFE Index...........              43,733
      Russell 2000 Index..................              49,859

   Putnam Investment Management, LLC is compensated to provide subadvisery services for the Met/Putnam Voyager Portfolio and, from January 1, 2003 through December 15, 2003, was compensated to provide subadvisery services to the Putnam International Stock Portfolio. Effective December 16, 2003, Fidelity Management & Research Company ("FMR") became the subadviser to the Putnam International Stock Portfolio, which was renamed FI International Stock Portfolio, and receives compensation for providing subadvisery services. FMR is also compensated to provide subadvisery services for the FI Mid Cap Opportunities Portfolio and FI Value Leaders Portfolio; Janus Capital Corporation was compensated to provide subadvisery services for the Janus Mid Cap Portfolio from January 1, 2004 through April 30, 2004. Effective May 1, 2004 FMR became the subadviser to Janus Mid Cap Portfolio, which was renamed FI Mid Cap Opportunities Portfolio, and FMR receives compensation for providing subadvisery services thereto.

   T. Rowe Price Associates, Inc. is compensated to provide subadvisery services for the T. Rowe Price Small Cap Growth and the T. Rowe Price Large Cap Growth Portfolios.

   Deutsche Asset Management is compensated to provide subadvisery services for the Scudder Global Equity Portfolio. Harris Associates, L.P., is compensated to provide subadvisery services for the Harris Oakmark Focused Value and Harris Oakmark Large Cap Value Portfolios. Neuberger Berman Management Inc. is compensated to provide subadvisery services for the Neuberger Berman Partners Mid Cap Value Portfolio. Franklin Advisers, Inc. is compensated to provide subadvisery services for the Franklin Templeton Small Cap Growth Portfolio.

   Salomon Brothers Asset Management Inc. is compensated to provide subadvisery services for the Salomon Brothers Strategic Bond Opportunities Portfolio and Salomon Brothers U.S. Government Portfolio; Loomis, Sayles & Company, L.P. is compensated to provide subadvisery services for the Loomis Sayles Small Cap Portfolio; Davis Selected Advisers, L.P. is compensated to provide subadvisery services for the Davis Venture Value Portfolio; Massachusetts Financial Services Company is compensated to provide subadvisery services for the MFS Investors Trust Portfolio and MFS Total Return Portfolio; Capital Guardian Trust Company is compensated to provide subadvisery services for the Capital Guardian U.S. Equity Portfolio and Jennison Associates LLC is compensated to provide subadvisery services for the Jennison Growth Portfolio. Fred Alger Management, Inc. was compensated to provide subadvisery services for the Alger Equity Growth Portfolio from January 1, 2004 through April 30, 2004. Effective May 1, 2004 State Street Research became the subadviser to Alger Equity Growth Portfolio, which was renamed State Street Research Large Cap Growth Portfolio, and receives compensation for providing subadvisery services thereto.

   SERVICE AND DISTRIBUTION FEES:

   The Fund has adopted Distribution Plans under Rule 12b-1 of the 1940 Act for the Fund's Class B and Class E shares. Under the Distribution Plans, the Class B and Class E shares of the Fund pay a fee to compensate the Insurance Companies (or their affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of Fund shares for, promoting or selling, and servicing the Class B and Class E shares of the Portfolio. The fees under the Distribution Plans for each applicable class of a Portfolio's Shares are calculated as a percentage of that Portfolio's average daily net assets that are attributable to that Class. Currently, the fee is 0.25% per year for the Class B shares and 0.15% per year for the Class E shares. Amounts paid by each Portfolio for the six months ended June 30, 2004 are shown as Service and Distribution fees in the Statement of Operations of the respective Portfolios.

   EXPENSE AGREEMENT:

   Pursuant to an expense agreement relating to each class of Franklin Templeton Small Cap Growth, Met/Putnam Voyager, MFS Investors Trust, and State Street Research Large Cap Value, MetLife Advisers has agreed to pay, until April 30, 2005, the operating expenses (not including amortization of expenses, brokerage costs, interest, taxes, or extraordinary expenses) in excess of stated annual expense limits. This subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios (other than Met/Putnam Voyager) to repay MetLife Advisers in future year, if any, when a class' expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year, to the extent that the charge does not cause the total expenses

                                    MSF-252

METROPOLITAN SERIES FUND, INC.

   in such subsequent year, to exceed the class' stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by MetLife Advisers more than three years in the case of Franklin Templeton Small Cap Growth and MFS Investors Trust, and five in the case of State Street Research Large Cap Value, after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of each Portfolio's net average daily net assets) in effect from May 1, 2004 to April 30, 2005 are as follows:

         PORTFOLIO                             EXPENSE LIMIT AGREEMENT
         ---------                             ----------------------
                                               CLASS A CLASS B CLASS E
                                               ------- ------- -------
         Franklin Templeton Small Cap Growth..  1.15%   1.40%   1.30%
         Met/Putnam Voyager...................  1.00%   1.25%   1.15%
         MFS Investors Trust..................  1.00%   1.25%   1.15%
         State Street Research Large Cap Value  0.95%   1.20%   1.10%

   As of June 30, 2004, the amounts of expenses deferred for each Portfolio, are as follows:

                                                 EXPENSES DEFERRED IN
                                       ----------------------------------------
                                        2001      2002    2002    2003    2003
                                       -------  -------- ------- ------- -------
                                       (SUBJECT TO REPAYMENT UNTIL DECEMBER 31,)
                                       ----------------------------------------
 PORTFOLIO                              2004      2005    2007    2006    2008
 ---------                             -------  -------- ------- ------- -------
 Franklin Templeton Small Cap Growth.. $69,557  $ 85,285      -- $69,953      --
 MFS Investors Trust..................  96,274   126,450      --  62,026      --
 State Street Research Large Cap Value      --        -- $65,157      -- $40,929

   For the six months ended June 30, 2004 MetLife Advisers recovered $19,318 of deferred expense from MFS Investors Trust Portfolio.

4. SECURITIES LENDING:

   The Fund has entered into a securities lending arrangement with the Fund's custodian, State Street Bank and Trust Company (the "custodian"). Under the agreement, the custodian is authorized to loan securities on the Portfolios behalf. In exchange, the Portfolio receives either cash or securities collateral against the loaned securities. Each Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign securities), at each loan's inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. The cash collateral is invested in the Navigator Securities Lending Prime Portfolio, which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Fund receives 70% of the annual net income from lending transactions, which is included in interest income of the respective Portfolios. The remaining 30% is paid to the Custodian as compensation for its securities lending services. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Portfolios with outstanding loans at June 30, 2004 are footnoted at the end of each applicable Portfolio's Statement of Investments.

5. ACQUISITIONS:

   On April 30, 2004, the MFS Total Return Portfolio acquired all of the net assets of the Balanced Portfolio pursuant to a plan of reorganization approved on April 30, 2004. The acquisition was accomplished by a tax free exchange of 178,716 Class A shares of MFS Total Return Portfolio (valued at $23.9 million) in exchange for 2,036,543 Class A shares of Balanced Portfolio (valued at $23.9 million); 618,249 Class E shares of MFS Total Return Portfolio (valued at $82.6 million) in exchange for 7,020,496 Class A shares of Balanced Portfolio (valued at $82.6 million); and 231,742 Class B shares of MFS Total Return Portfolio (valued at $30.8 million) in exchange for 2,625,358 Class E shares of Balanced Portfolio (valued at $30.8 million); on April 30, 2004.

   The aggregate net assets of MFS Total Return Portfolio and Balanced Portfolio immediately before the acquisition were $179,907,457 and $137,327,191, respectively. The aggregate net assets of MFS Total Return Portfolio immediately after the acquisition were $317,234,648.

                                    MSF-253

METROPOLITAN SERIES FUND, INC.

   On April 30, 2004, the Janus Mid Cap Portfolio acquired all of the net assets of the former FI Mid Cap Opportunities Portfolio pursuant to a plan of reorganization approved on April 30, 2004. The acquisition was accomplished by a tax free exchange of 549,661 Class A shares of Janus Mid Cap Portfolio (valued at $7.9 million) in exchange for 734,248 Class A shares of FI Mid Cap Opportunities Portfolio (valued at $7.9 million); 1,185,116 Class A shares of Janus Mid Cap Portfolio (valued at $17.0 million) in exchange for 1,587,545 Class E shares of FI Mid Cap Opportunities Portfolio (valued at $17.0 million); 841,201 Class B shares of Janus Mid Cap Portfolio (valued at $11.8 million) in exchange for 1,110,038 Class B shares of FI Mid Cap Opportunities Portfolio (valued at $11.8 million); and 1,335,690 Class E shares of Janus Mid Cap Portfolio (valued at $19.0 million) in exchange for 1,774,256 Class E shares of FI Mid Cap Portfolio (valued at $19.0 million); on April 30, 2004.

   The aggregate net assets of Janus Mid Cap Portfolio and FI Mid Cap Opportunities Portfolio immediately before the acquisition were $897,184,695 and $55,663,723, respectively. The aggregate net assets of Janus Mid Cap Portfolio immediately after the acquisition were $952,848,418. Immediately after the acquisition, Fidelity Management & Research Company became the subadviser to the Janus Mid Cap Portfolio, which was then renamed FI Mid Cap Opportunities Portfolio.

   On April 30, 2004, the MFS Investors Trust Portfolio acquired all of the net assets of the MFS Research Managers Portfolio pursuant to a plan of reorganization approved on April 30, 2004. The acquisition was accomplished by a tax free exchange of 3,868,426 Class A shares of MFS Investors Trust Portfolio (valued at $31.4 million) in exchange for 3,686,810 Class A shares of MFS Research Managers Portfolio (valued at $31.4 million); 25,379 Class B shares of MFS Investors Trust Portfolio (valued at $0.2 million) in exchange for 24,241 Class B shares of MFS Research Managers Portfolio (valued at $0.2 million); and 907,886 Class E shares of MFS Investors Trust Portfolio (valued at $7.4 million) in exchange for 868,273 Class E shares of MFS Research Managers Portfolio (valued at $7.4 million); on April 30, 2004.

   The aggregate net assets of MFS Investors Trust Portfolio and MFS Research Managers Portfolio immediately before the acquisition were $95,103,482 and $38,980,141, respectively. The aggregate net assets of MFS Investors Trust Portfolio immediately after the acquisition were $134,083,623.

6. Regulatory bodies have contacted MetLife Advisers and certain other affiliates of MetLife, Inc. (MetLife, Inc. and its affiliates, the "Company") and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial service companies as part of industry-wide investigations by various regulatory agencies. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on MetLife, Inc.'s consolidated financial position. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. In May 2004, General American received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company has also advised the Metropolitan Series Fund Board of Directors that, while certain exceptions to the Fund's policies have been noted, no situations have been identified that would have a material impact on the financial position of the Fund.

7. SUBSEQUENT EVENT:

   On August 23, 2004, the Board of Directors of the Fund is expected to approve the acquisition of the J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust by the Capital Guardian U.S. Equity Portfolio of the Fund, subject to the approval of shareholders of J.P. Morgan Select Equity Portfolio. On or about November 12, 2004, the shareholders of J.P. Morgan Select Equity Portfolio are expected to approve a proposed Agreement and Plan of Reorganization providing for the acquisition of all the assets of the J.P. Morgan Select Equity Portfolio by the Capital Guardian U.S. Equity Portfolio in exchange for shares of the Capital Guardian U.S. Equity Portfolio and the assumption by the Capital Guardian U.S. Equity Portfolio of the liabilities of J.P. Morgan Select Equity Portfolio. If approved by shareholders, the reorganization will close on or about November 22, 2004.

                                    MSF-254

METROPOLITAN SERIES FUND, INC.

 SHAREHOLDER VOTES (UNAUDITED)


At a Special Meeting of Shareholders of the Balanced Portfolio, FI Mid Cap Opportunities Portfolio, MFS Research Managers Portfolio and the Alger Equity Growth Portfolio held on April 30, 2004 the respective shareholders voted for the following proposals:

                                                                FOR      AGAINST   ABSTAIN    TOTAL
                                                             ---------- --------- --------- ----------
1. To approve an agreement and Plan of Reorganization for
   the sale of all of the assets of Balanced Portfolio to,
   and the assumption of all of the liabilities of the
   Balanced Portfolio by MFS Total Return Portfolio in
   exchange for shares of the MFS Total Return Portfolio
   and the distribution of such shares to the shareholders
   of the Balanced Portfolio in complete liquidation of the
   Balanced Portfolio.
 a.) Votes of all shareholders of the Balanced Portfolio     10,247,526   374,248   504,686  3,722,233
     totaled.
 b.) Votes of certain Class A shareholders of the Balanced
     Portfolio who transferred into Class E shares of the
     Total Return Portfolio.                                  1,137,160    85,686    27,304  1,250,150
 c.) Votes of Class E shareholders of the Balanced
     Portfolio, all of whom transferred into Class B shares
     of the Total Return Portfolio.                           1,915,503    79,197   160,693  2,155,394
2. To approve an agreement and Plan of Reorganization for
   the sale of all of the assets of FI Mid Cap
   Opportunities Portfolio to, and the assumption of all of
   the liabilities of the FI Mid Cap Opportunities
   Portfolio by, Janus Mid Cap Portfolio in exchange for
   shares of the Janus Mid Cap Portfolio and the
   distribution of such shares to the shareholders of the
   FI Mid Opportunities Cap Portfolio in complete
   liquidation of the FI Mid Cap Opportunities Portfolio.     3,739,222   209,556   192,376  4,141,154
3. To approve an agreement and Plan of Reorganization for
   the sale of all of the assets of MFS Research Managers
   Portfolio to, and the assumption of all of the
   liabilities of the MFS Research Managers Portfolio by,
   MFS Investors Trust Portfolio in exchange for shares of
   the MFS Investors Trust Portfolio and the distribution
   of such shares to the shareholders of the MFS Research
   Managers Portfolio in complete liquidation of the MFS
   Research Managers Portfolio.                               4,008,323    61,602   229,494  4,299,418
4. To approve, with the respect to the Alger Equity Growth
   Portfolio, a new subadvisory agreement between MetLife
   Advisers, LLC and State Street Research & Management
   Company.                                                  28,037,773 1,297,010 1,182,936 30,517,719

                                    MSF-255

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 638-7732 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                    MSF-256

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On August 4, 2004, the Board of Directors (the "Board," comprised of "Directors") of the Fund established a Nominating Committee (the "Committee") of the Board. The Committee's purpose is to assist the Board in the selection of candidates who are not "interested persons" of the Fund (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) to serve on the Board as disinterested Directors ("Independent Directors"). In connection with the establishment of the Committee, also on August 4, 2004, the Board adopted, as Appendix A to the Committee's Charter, the "Procedures for Contract Owners and Shareholders to Submit Independent Director Nominee Candidates" (the "Procedures"). Under the Procedures, a contractowner of the Fund can submit nominee recommendations for Board positions (each, a "Recommendation") for consideration by the Committee. Any Recommendation must be in writing and must be sent to the attention of the Fund's secretary. Because the Fund does not hold annual or other regular meetings of shareholders for the purpose of electing Directors, the Committee accepts Recommendations on a continuous basis. Any Recommendation must include: (i) a written statement setting forth (A) the candidate's name, age, date of birth, business address, residence address and nationality, (B) the number of units that relate to shares of each Portfolio (and class) of the Fund attributable to any annuity or life insurance contract of the candidate, as reported to the nominating contractowner by the candidate, (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the
Fund), (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Independent Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, and (E) information regarding the candidate that will be sufficient for the Fund to make a determination as to whether the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act); (ii) the written and signed consent of the candidate to be named as a nominee and to serve as an Independent Director if elected; (iii) the name of the recommending contractowner as it appears on the books of the relevant SEC-registered separate account of Metropolitan Life Insurance Company or its affiliated insurance companies (the "Insurance Companies") that invest in the Fund; (iv) the number of units that relate to shares of each Portfolio (and class) of the Fund attributable to any annuity or life insurance contract of such recommending contractowner; and (v) a description of all arrangements or understandings between the recommending contractowner and the candidate and any other person or persons (including their names) pursuant to which the Recommendation is being made by the recommending contractowner. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)     (1)     Not applicable.

        (2)     Certifications required by Rule 30a-2(a) under the Act.

        (3)     Not applicable.

(b)             Certification required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         METROPOLITAN SERIES FUND, INC.

                                         By:    /s/ Hugh C. McHaffie
                                                --------------------------------
                                         Name:  Hugh C. McHaffie
                                         Title: President
                                         Date:  September 2, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         By:    /s/ Hugh C. McHaffie
                                                --------------------------------
                                         Name:  Hugh C. McHaffie
                                         Title: President
                                         Date:  September 2, 2004


                                         By:    /s/ Peter H. Duffy
                                                --------------------------------
                                         Name:  Peter H. Duffy
                                         Title: Treasurer
                                         Date:  September 2, 2004

                                  EXHIBIT LIST

Exhibit 11(a)(2)(a):  Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 11(a)(2)(b):  Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 11(b):        Certification required by Rule 30a-2(b) under the Act.